UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                          BNY Mellon ETF Trust

(Exact name of registrant as specified in charter)
240 Greenwich Street
_____________New York, New York 10286_____________

(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
_________________New York, New York 10286_____________
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  October 31
Date of reporting period:  October 31, 2023

The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon High Yield Beta ETF
BNY Mellon Sustainable Global Emerging Markets ETF
BNY Mellon Sustainable International Equity ETF
BNY Mellon Sustainable US Equity ETF
BNY Mellon Concentrated International ETF
BNY Mellon Global Infrastructure Income ETF

Item 1. Reports to Stockholders.
(a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (17 CFR 270.30e-1)(“1940 Act”).

BNY Mellon ETF Trust
ANNUAL REPORT October 31, 2023
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon High Yield Beta ETF

Contents
The Funds
Discussion of Funds’ Performance 3
Fund Performance 17
Understanding Your Fund’s Expenses 24
Statements of Investments 25
Statements of Assets and Liabilities 123
Statements of Operations 126
Statements of Changes in Net Assets 129
Financial Highlights 133
Notes to Financial Statements 140
Report of Independent Registered Public Accounting Firm 152
Important Tax Information 153
Board Members Information 154
Officers of the Trust 155
FOR MORE INFORMATION
Back Cover
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2022, through October 31, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta,
CFA, Michael Stoll and Marlene Walker Smith, Portfolio Managers
employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the 12-month period ended October 31, 2023, the BNY
Mellon US Large Cap Core Equity ETF (the “fund”) produced
a net asset value total return of 13.00%.
1
In comparison, the
Morningstar
®
US Large Cap Index
SM
(the “Index”)
2
, the fund’s
benchmark, returned 13.01% for the same period.
3,4
Large-cap equities gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”)
reduced the pace of interest-rate hikes, and economic growth remained positive. The difference in returns between the fund and the Index resulted primarily from transaction costs and
operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index
5
. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. large-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization represents approximately the top 70%
of the remaining securities comprising the investable universe.
The Index rebalances quarterly in March, June, September
and December, and reconstitutes semi-annually in June and
December.
Equities Gain Ground as Inflation Eases
Large-cap U.S. equities gained ground during the reporting
period as interest-rate hikes implemented by the Fed gained
traction in the fight against inflation. Inflation decreased from more than 7% annually in November 2022 to between 3% and
4% from June through September 2023, while the federal funds rate rose by more than 2% to a range of 5.25%–5.50%. Counter to expectations, despite the rise in interest rates, economic growth remained relatively strong, bolstered by robust consumer spending. As a result, investor expectations turned to hopes for a “soft landing,” in which the Fed would bring inflation under control without triggering a serious recession. Growth-oriented stocks performed particularly well in this environment, with market strength led by mega-cap technology-related names
leveraged to advances in artificial intelligence (“AI”). Value-
oriented and interest-rate-sensitive stocks underperformed, with the utilities, real estate and health care sectors lagging the Index by the widest margin.
Market sentiment shifted during the last three months of the period, as hawkish comments from the Fed dashed hopes that
the central bank might soon reverse course and begin to reduce interest rates. As investors absorbed the increasing likelihood that rates would remain higher for longer, stocks lost some of their earlier gains.
Growth-Oriented Technology Shares Lead Markets
Higher
Communication services stocks produced the strongest returns in the Index, led by fast-growing technology-centric companies such as Meta Platforms, Inc. and Netflix, Inc. as investors’
risk appetites increased. The information technology sector, with an abundance of growth-oriented technology companies,
outperformed as well, with notably strong returns from AI-
related semiconductor manufacturers, such as NVIDIA Corp.
and Broadcom, Inc. The materials sector, leveraged to robust industrial activity, also produced relatively strong returns, with leading names including metals producer Southern Copper Corp.
and specialty chemicals company Air Products & Chemicals, Inc.
Conversely, the utilities sector came under pressure as rising interest rates undermined the appeal of high yielding stocks.
Notable underperformers included Dominion Energy, Inc. and
NextEra Energy, Inc. Real estate stocks, such as Crown Castle,
Inc. and Public Storage, lost ground as rising mortgage rates impacted the residential market, while underused office space hurt commercial property values. Finally, health care lagged as demand for COVID-19 vaccines and treatments slowed as the
pandemic waned, driving share price contraction for companies such as Moderna, Inc. and Pfizer, Inc.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
Although the Fed may not raise rates further in the coming
months, the impact of recent rate hikes is likely to continue rippling through the economy for some time to come. Time
will tell if the rate increases already imposed can bring inflation down to the Fed’s target of 2%, and if the economy can continue to grow, despite the impact of higher borrowing costs for
consumers and businesses alike.
However developments unfold, in seeking to match the
performance of the Index, we do not actively manage investments in response to macroeconomic trends. As always, we continue to monitor factors that affect the fund’s investments.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
November 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. Exchange-Traded Funds (“ETFs”) are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV.
Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Effective November 15, 2023, the fund changed its benchmark to Solactive GBS United
States 500 Index TR.
3
Source: Morningstar, Inc. — The Morningstar
®
US Large Cap Index
SM
is a float-
adjusted, market capitalization-weighted index that is designed to measure the performance of U.S. large-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE
Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score, as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the top
70% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index. Investors cannot invest directly in any index.
4
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
5
Effective November 15, 2023, the fund changed its investment objective. Please see Note 6 and the fund’s prospectus for more details.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index Price at any time or in any other respect. The Index is calculated and published by Solactive AG.
Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY
Mellon ETFs constitutes a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2022, through October 31, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta,
CFA, Michael Stoll and Marlene Walker Smith, Portfolio Managers
employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the 12-month period ended October 31, 2023, the BNY
Mellon US Mid Cap Core Equity ETF (the “fund”) produced
a net asset value total return of -0.89%.
1
In comparison, the
Morningstar
®
US Mid Cap Index
SM
(the “Index”)
2
, the fund’s
benchmark, returned -0.87% for the same period.
3,4
Equities produced mixed performance during the reporting
period as inflationary pressures eased and economic growth
remained positive, but the U.S. Federal Reserve (the “Fed”)
warned that interest rates were likely to remain elevated. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index
5
. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. medium-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization falls approximately between the
bottom 10%-30% of the remaining securities comprising the
investable universe. The Index rebalances quarterly in March,
June, September and December, and reconstitutes semi-annually in June and December.
Equities Deliver Mixed Returns as Inflation Eases
and Rates Rise
U.S. equities gained ground during the first three quarters of the reporting period as interest-rate hikes implemented by the Fed gained traction in the fight against inflation. Inflation decreased from more than 7% annually in November 2022 to between 3%
and 4% from June through September 2023, while the federal
funds rate rose by more than 2% to a range of 5.25%–5.50%.
Counter to expectations, despite the rise in interest rates, economic growth remained relatively strong, bolstered by robust consumer spending. As a result, investor expectations turned to hopes for a “soft landing,” in which the Fed would bring inflation under control without triggering a serious recession. Growth-
oriented stocks performed particularly well in this environment, with market strength led by mega-cap technology-related names leveraged to advances in artificial intelligence (“AI”). Small- and mid-cap stocks underperformed their large-cap counterparts by a significant margin. Value-oriented and interest-rate-sensitive stocks underperformed as well, with the consumer staples, health care and financial sector producing the weakest returns.
Market sentiment shifted during the last three months of the period, as hawkish comments from the Fed dashed hopes that
the central bank might soon reverse course and begin to reduce interest rates. As investors absorbed the increasing likelihood that rates would remain higher for longer, stocks lost their earlier gains, with the Index ending in slightly negative territory.
Economically Sensitive Shares Outperform While
Defensives Lag
Sectors leveraged to U.S. economic growth produced the strongest returns in the Index, led by industrials. Top performers included building products and equipment makers Builders FirstSource,
Inc. and Lennox International, Inc., both of which benefited from unexpectedly strong residential housing demand, and online vehicle auctioneer Copart, Inc., which saw brisk trade in used vehicles. The information technology sector, with an abundance of growth-oriented technology companies, outperformed as
well, with notably strong returns from electric component maker
Jabil, Inc. and database software developer MongoDB, Inc. The consumer discretionary sector also delivered positive returns, bolstered by high levels of consumer spending. Leading names included residential construction company PulteGroup, Inc. and home delivery service DoorDash, Inc.
Conversely, the consumer staples sector came under pressure as market sentiment turned away from relatively defensive areas.
Notably weak performers included food ingredient producer
Darling Ingredients, Inc., retail pharmacy chain Walgreens
Boots Alliance, Inc. and discount retailer Dollar Tree, Inc. In the financials sector, rising interest rates led to balance sheet difficulties for some regional banks, causing Signature Bank , SVB
Financial Group and First Republic Bank to fail in March 2023, and undermining the stock prices of others due to fear of spreading financial contagion. In health care, significant underperformers included medical device makers Masimo Corp. and Insulet Corp., and drug-related products supplier Catalent, Inc.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
Although the Fed may not raise rates further in the coming
months, the impact of recent rate hikes is likely to continue rippling through the economy for some time to come. Time will

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
tell if the rate increases already imposed can bring inflation down the Fed’s target of 2%, and if the economy can continue to grow despite the impact of higher borrowing costs for consumers and businesses alike.
However developments unfold, in seeking to match the
performance of the Index, we do not actively manage investments in response to macroeconomic trends. As always, we continue to monitor factors that affect the fund’s investments.
November 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Effective November 15, 2023, the fund changed its benchmark to Solactive GBS United
States 400 Index TR.
3
Source: Morningstar, Inc. — The Morningstar
®
US Mid Cap Index
SM
is a float-adjusted,
market capitalization-weighted index that is designed to measure the performance of U.S.
mid-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S.
companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market
LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization falls approximately between the bottom 10%-30%
of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
4
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
5
Effective November 15, 2023, the fund changed its investment objective. Please see Note 6 and the fund’s prospectus for more details.
Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The prices of mid-cap company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.
The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index Price at any time or in any other respect. The Index is calculated and published by Solactive AG.
Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY
Mellon ETFs constitutes a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2022, through October 31, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta,
CFA, Michael Stoll and Marlene Walker Smith, Portfolio Managers
employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the 12-month period ended October 31, 2023, the BNY
Mellon US Small Cap Core Equity ETF (the “fund”) produced
a net asset value total return of -2.59%.
1
In comparison, the
Morningstar
®
US Small Cap Index
SM
(the “Index”)
2
, the fund’s
benchmark, produced a return of -2.66% for the same period.
3,4
Equities produced mixed performance during the reporting
period as inflationary pressures eased and economic growth
remained positive, but the U.S. Federal Reserve (the “Fed”)
warned that interest rates were likely to remain elevated. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index
5
. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. small-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization represents approximately the bottom
3%-10% of the remaining securities comprising the investable universe. The Index rebalances quarterly in March, June,
September and December, and reconstitutes semi-annually in
June and December.
Equities Deliver Mixed Returns as Inflation Eases
and Rates Rise
U.S. equities gained ground during the first three quarters of the reporting period as interest-rate hikes implemented by the Fed gained traction in the fight against inflation. Inflation decreased from more than 7% annually in November 2022 to between 3%
and 4% from June through September 2023, while the federal
funds rate rose by more than 2% to a range of 5.25%–5.50%.
Counter to expectations, despite the rise in interest rates, economic growth remained relatively strong, bolstered by robust consumer spending. As a result, investor expectations turned to hopes for a “soft landing,” in which the Fed would bring rates under control without triggering a serious recession. Growth-
oriented stocks performed particularly well in this environment, with market strength led by mega-cap technology-related names leveraged to advances in artificial intelligence (“AI”). Small- and mid-cap stocks underperformed their large-cap counterparts by a significant margin. Value-oriented and interest-rate-sensitive stocks underperformed as well, with the consumer staples, health care and financial sector producing the weakest returns.
Market sentiment shifted during the last three months of the period, as hawkish comments from the Fed dashed hopes that
the central bank might soon reverse course and begin to reduce interest rates. As investors absorbed the increasing likelihood that rates would remain higher for longer, stocks lost their earlier gains, with the Index ending in mildly negative territory.
Defensive sectors, particularly consumer staples, performed
relatively well during this portion of the period.
Mixed Performance Across Sectors
Stocks delivered mixed returns across sectors, with some
traditionally defensive areas, such as consumer staples,
outperforming while others, such as utilities and communication services, lagged. Within consumer staples, top performers
included nutrition products maker BellRing Brands, Inc. and
cosmetics and beauty products company e.l.f. Beauty, Inc. In energy, where rising oil prices bolstered corporate earnings, notably strong names included oilfield services provider
Weatherford International PLC, offshore contract drilling
company Transocean Ltd. and exploration & production firm
Permian Resources Corp. In information technology, leading
names included mobile application development platform
AppLovin Corp., computer server and storage solutions provider
Super Micro Computer, Inc. and semiconductor provider
Rambus, Inc.
Conversely, the utilities sector came under pressure as rising interest rates undermined the appeal of high yielding stocks.
Notable underperformers included Hawaiian Electric Industries,
Inc., which faced potential liability related to wildfires that occurred in Hawaii in August 2023, Sunnova Energy International, Inc.
and Clearway Energy, Inc. In communication services, shares
in movie chain operator AMC Entertainment Holdings, Inc.,
satellite provider DISH Network Corp. and communications
services provider Altice USA, Inc. lagged. Finally, in health care, relatively weak performers included biotechnology developers
Fate Therapeutics, Inc. and Revance Therapeutics, Inc. and medical device maker NovoCure Ltd.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Replicating the Performance of the Index
Although the Fed may not raise rates further in the coming
months, the impact of recent rate hikes is likely to continue rippling through the economy for some time to come. Time will tell if the rate increases already imposed can bring inflation down the Fed’s target of 2%, and if the economy can continue to grow despite the impact of higher borrowing costs for consumers and businesses alike.
However developments unfold, in seeking to match the
performance of the Index, we do not actively manage investments in response to macroeconomic trends. As always, we continue to monitor factors that affect the fund’s investments.
November 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Effective November 15, 2023, the fund changed its benchmark to Solactive GBS United
States 600 Index TR.
3
Source: Morningstar, Inc. — The Morningstar
®
US Small Cap Index
SM
is a float-
adjusted, market capitalization-weighted index that is designed to measure the performance of U.S. small-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs)
issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the bottom 3%-10% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
4
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
5
Effective November 15, 2023, the fund changed its investment objective. Please see Note 6 and the fund’s prospectus for more details.
Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index Price at any time or in any other respect. The Index is calculated and published by Solactive AG.
Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY
Mellon ETFs constitutes a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2022, through October 31, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta,
CFA, Michael Stoll and Marlene Walker Smith, Portfolio Managers
employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the 12-month period ended October 31, 2023, the BNY
Mellon International Equity ETF (the “fund”) produced a
net asset value total return of 13.32%.
1
This compares with a
13.12% total return for the fund’s benchmark, the Morningstar
®
Developed Markets ex-US Large Cap Index
SM
(the “Index”)
2
,
during the same period.
3,4
International markets gained ground during the reporting
period as central bank rate hikes showed progress in slowing inflation rates, the Chinese economy reopened after the
government rescinded its “zero-COVID-19” policy, and the U.S.
dollar weakened relative to most international currencies. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index
5
. To pursue
its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index, depositary receipts based on securities comprising the Index, exchange-traded funds
(ETFs) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the
Index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of developed-
markets (excluding the United States) large-capitalization stocks.
The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed-
markets companies (excluding the United States) and traded
on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the
preceding six-month period, and market capitalization. The Index rebalances quarterly in March, June, September and December, and reconstitutes semi-annually in June and December.
Equities Gain Ground as Inflation Eases
International developed-markets equities climbed during the
reporting period as interest-rate hikes implemented by central banks gained traction in the fight against rampant inflation. In
October 2022, just prior to the start of the reporting period, inflation in the 20-member eurozone averaged 10.60%, its
highest level since the eurozone group was established in
1999. The European Central Bank raised its fixed benchmark
rate from 0.75% to 1.50% on November 2, 2022, followed by
seven additional increases to a range of 4.00% to 4.50% as of
September 20, 2023. Inflation appeared to respond, declining to
4.30% as of September 2023. Economic growth rates declined
as well, dipping into slightly negative territory near the end of the period, but remained positive on average for the period
as a whole. Similar trends in the United States and elsewhere encouraged hopes that inflation might be tamed without
prompting a major global recession. International markets
were further buoyed by the Chinese government’s decision in
December 2022 to end its “zero-COVID-19” strategy, which
had resulted in lockdowns that slowed Chinese economic growth and disrupted global supply chains, with negative effects felt throughout the world’s economies. Although Chinese economic
growth remained sluggish in the aftermath of the lockdowns,
exacerbated by restrictive government and regulatory policies, investors continued to anticipate an eventual return to the more rapid pre-pandemic growth patterns. Developed-markets equities, particularly those denominated in U.S. dollars, also benefited from a weakening U.S. dollar relative to most international
currencies. The U.S. dollar weakened during the first half of the period as U.S. inflation moderated, and the Fed appeared to near the end of its current rate-hike cycle.
Most international equities benefited from these conditions, with strongest returns seen in cyclical growth-oriented sectors, including industrials, consumer discretionary and information technology. Conversely, interest-rate-sensitive and traditionally defensive sectors lagged, with real estate and health care trailing the Index average by the most significant margin. From a
country perspective, markets in Poland, Denmark and Italy
provided the strongest returns, while Israel, Finland and Portugal underperformed.
Economically Sensitive Shares Lead Markets Higher
While better-than-expected global economic growth supported
the performance of consumer-facing and technology-oriented
companies, slowing growth rates also favored defensive, high yielding utilities stocks. In consumer discretionary, gains were led by Germany-based sportswear apparel and accessories
company adidas AG, Spain-based apparel retailer Industria de
Diseño Textil SA and Italy-based luxury car maker Ferrari NV.
In information technology, top names included semiconductor
and equipment maker Advantest Corp., semiconductor
equipment provider DISCO Corp. and specialty semiconductor
designer Renesas Electronics Corp., all based in Japan. Leading performers among utilities included The Kansai Electric Power
Co., Inc. based in Japan, ENEL SpA based in Italy and E.ON SE based in Germany.
Conversely, real estate stocks lost ground amid rising mortgage rates and a variety of regionally related challenges. Notable underperformers included Israel-based Azrieli Group Ltd., Hong
Kong-based Link REIT and Australia-based Scentre Group. In
health care, declines were led by Japan-based health information services provider M3, Inc., France-based biotechnology
developer Sartorius Stedim Biotech and Japan-based medical
equipment company Olympus Corp. In communication services,

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
significant underperformers included Canada-based TELUS
Corp., Sweden-based Telia Co. AB and UK-based Vodafone
Group PLC.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
Whether the central banks can continue to curb inflation, while avoiding a more significant global economic slowdown than
already seen, remains an open question that is likely to continue to drive market behavior in the coming months. However, in
seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. As always, we continue to monitor factors that affect the fund’s investments.
November 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Effective November 15, 2023, the fund changed its benchmark to Solactive GBS Developed
Markets ex United States Large & Mid Cap Index NTR.
3
Source: Morningstar Inc. — The Morningstar
®
Developed Markets ex-US Large Cap
Index
SM
is a float-adjusted, market capitalization-weighted index designed to measure the performance of developed-markets (excluding the United States,) large-capitalization stocks.
A country is considered developed if it meets the following criteria: (i) its annual per capita gross national income falls in the World Bank’s high-income category for the most recent three years; (ii) it has not had any broad-based discriminatory controls against non-domiciled investors for the most recent three years; and (iii) its stock markets exhibit the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed-markets companies (excluding the United
States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has
30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom
25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large-capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
4
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
5
Effective November 15, 2023, the fund changed its investment objective. Please see Note 6 and the fund’s prospectus for more details.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-markets countries.
Diversification cannot assure a profit or protect against loss.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index Price at any time or in any other respect. The Index is calculated and published by Solactive AG.
Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY
Mellon ETFs constitutes a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2022, through October 31, 2023, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta,
CFA, Michael Stoll and Marlene Walker Smith, Portfolio Managers
employed by the fund’s sub-adviser, Mellon Investments Corporation.
Market and Fund Performance Overview
For the 12-month period ended October 31, 2023, the BNY
Mellon Emerging Markets Equity ETF (the “fund”) produced
a net asset value total return of 10.14%.
1
This compares with a
10.34% total return for the fund’s benchmark, the Morningstar
®
Emerging Markets Large Cap Index
SM
(the “Index”)
2
, during the
same period.
3,4
Emerging-markets equities gained ground during the reporting period as central bank rate hikes showed progress in slowing inflation rates, the Chinese economy reopened after the
government rescinded its “zero-COVID-19” policy, and the U.S.
dollar weakened relative to most international currencies. The difference in returns between the fund and the Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index
5
. To pursue
its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index, depositary receipts based on securities comprising the Index, exchange-traded funds
(ETFs) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the
Index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of emerging-
markets, large-capitalization stocks. The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts
(REITs)), issued by emerging-markets companies and traded
on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the
preceding six-month period, and market capitalization. The Index rebalances quarterly in March, June, September and December, and reconstitutes semi-annually in June and December.
Emerging Market Equities Gain on Positive
Macroeconomic Trends
In the wake of sharp declines during the prior year related to the pandemic, the war in Ukraine and rising inflation, emerging-
markets equities rebounded during the reporting period. The
period started on a positive note, as inflation eased, the U.S. dollar weakened, and the U.S. Federal Reserve (the “Fed”) signaled
slower interest-rate increases to come. Stocks maintained their upward trajectory at year end as China eased its draconian
COVID-19 policies, clearing the way for a widely anticipated economic reopening. The Chinese government also loosened its regulatory crackdown on wide swaths of its domestic technology, real estate and education industries, offering hopes for an even wider economic reawakening.
Positive trends continued in early 2023, with risk-on sentiment predominating in January and February. However, in early March, signs of stress emerged in the U.S. banking sector, when two major regional U.S. banks collapsed as a result of heavy losses in their government bond portfolios, combined with massive
deposit flight. This was soon followed by the enforced takeover of the ailing Credit Suisse by UBS under the auspices of the
Swiss authorities. However, fears of further contagion in the banking industry were quelled following rapid action by the U.S.
authorities and major banks, enabling global equities to regain their upward momentum through the end of July. Emerging
markets gave up some these gains during the last three months of the period in response to continued hawkish rhetoric from central banks, prompting concern that U.S. and European interest rates could remain higher for longer than previously expected.
Other headwinds included the strengthening U.S. dollar, rising bond yields, continued weakness in the Chinese economy and
the outbreak of hostilities in the Middle East.
Technology- and Energy-Related Shares
Outperform
From a sector perspective, technology-related shares in
communication services and information technology shares
delivered the Index’s strongest performance, partly driven by growing momentum in artificial intelligence (“AI”) developments.
Top performers in communication services, all based in China, included online information and entertainment services provider
NetEase, Inc., advertising agency Focus Media Information
Technology Co., Ltd. and online services company Kuaishou
Technology. In information technology, leading names included
Taiwan-based computer hardware manufacturer Quanta
Computer, Inc., China-based smart electronics maker Shenzhen
Transsion Holdings Co. Ltd. and Taiwan-based enterprise
computing solutions provider Wiwynn Corp. Energy stocks also generated relatively strong returns as oil prices rose, led by gains in Indonesia-based coal miner Bayan Resources Tbk PT, China-
based integrated oil & gas company PetroChina Co. Ltd. and
Brazil-based integrated oil & gas company Petróleo Brasileiro
SA.
Conversely, the utilities sector significantly lagged the benchmark, coming under pressure as rising interest rates undermined the appeal of high yielding stocks. Notable underperformers included several names connected to the corruption-plagued, India-based
Adani conglomerate, including Adani Total Gas Ltd., Adani
Energy Solutions Ltd. and Adani Green Energy Ltd. Significant
underperformers in health care included patent medicine maker
Shijiazhuang Yiling Pharmaceutical Co. Ltd., pharmaceutical
firm Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. and
specialty chemicals producer Bloomage BioTechnology Corp.
Ltd., all based in China. In materials, Turkey-based agricultural

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
chemical company Hektas Ticaret TAS, South Africa-based
metals mining firm Impala Platinum Holdings Ltd. and South
Africa-based miner Anglo American Platinum Ltd. lagged.
The fund’s use of derivatives during the period was limited to futures contracts employed solely to offset the impact of cash positions, which the fund holds pursuant to its operations, but the Index does not. Such holdings helped the fund more closely match the performance of the Index.
Replicating the Performance of the Index
Whether the central banks can curb inflation while avoiding
a significant, global economic slowdown remains an open
question that is likely to continue to drive market behavior in the coming months. Economic developments in China and broader
geopolitical uncertainties remain concerning as well. However, in seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. As always, we continue to monitor factors that affect the fund’s investments.
November 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Effective November 15, 2023, the fund changed its benchmark to Solactive GBS Emerging
Markets Large & Mid Cap Index NTR.
3
Source: Morningstar Inc. — The Morningstar
®
Emerging Markets Large Cap Index
SM
is
a float-adjusted, market capitalization-weighted index designed to measure the performance of emerging-markets, large-capitalization stocks. A country is considered emerging if: (i) its annual per capita gross national income does not fall in the World Bank’s high income category for the most recent three years; (ii) it has had broad-based discriminatory controls against non-domiciled investors during the most recent three years; and (iii) its stock markets do not exhibit any of the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by emerging-markets companies and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has
30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom
25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large-capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
4
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by BNY Mellon ETF Investment Adviser, LLC. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
5
Effective November 15, 2023, the fund changed its investment objective. Please see Note 6 and the fund’s prospectus for more details.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-markets countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-markets countries than with more economically and politically established foreign countries.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The BNY Mellon ETFs are not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Index and/or Index trade mark or the Index Price at any time or in any other respect. The Index is calculated and published by Solactive AG.
Solactive AG uses its best efforts to ensure that the Index is calculated correctly. Irrespective of its obligations towards BNY Mellon, Solactive AG has no obligation to point out errors in the Index to third parties including but not limited to investors and/or financial intermediaries of the BNY Mellon ETFs. Neither publication of the Index by Solactive AG nor the licensing of the Index or Index trade mark for the purpose of use in connection with the BNY
Mellon ETFs constitutes a recommendation by Solactive AG to invest capital in said financial instrument nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the BNY Mellon ETFs.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2022, through October 31, 2023, as provided by Gregory A. Lee, CFA and Nancy G. Rogers, CFA,
Portfolio Managers employed by the fund's sub-adviser, Mellon Investments
Corporation.
Market and Fund Performance Overview
For the 12-month period ended October 31, 2023, the BNY
Mellon Core Bond ETF (the “fund”) produced a net asset
value total return of 0.31%.
1
In comparison, the Bloomberg
US Aggregate Total Return Index (the “Index”) achieved a total return of 0.36% for the same period.
2,3
Absolute returns were slightly positive in the fixed-income
market, but all sectors posted excess returns versus Treasuries.
The difference in returns between the fund and the Index was primarily due to sampling risk, the choice of securities selected to replicate the Index’s performance.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To
pursue its goal, the fund normally invests substantially all, but at least 80%, of its assets in bonds comprising the Index and
TBA transactions representing bonds included in the Index.
The Index is designed to measure the investment-grade, U.S.
dollar-denominated, fixed-rate, taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities (agency and non-agency)
and other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding. For
mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-
backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of $25 million.
To be included in the Index, securities must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of
Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S.
dollar-denominated bonds issued by foreign issuers. Securities in the Index are updated on the last business day of each month.
The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Inflation Declines, Rate Hikes Eased
Fixed-income markets posted a positive performance during the reporting period. Despite a rise in longer-term Treasury yields, the yield curve remained inverted, driven in part by continued
rate hikes by the U.S. Federal Reserve (the “Fed”). The Fed raised the federal funds rate six times during the reporting period, bringing the target rate to 5.25%-5.50%.
Yields rose across the curve, with the two-year maturity rising to
5.09% and 30-year maturity finishing the period at 5.09% as well.
The yield on the 10-year Treasury hit a low of 3.31% and rose to a high of 4.99%, finishing the period at 4.93%.
The dominant theme during the reporting period was the Fed’s continued efforts to fight inflation while also hoping to avoid causing a recession. Inflation continued to respond to the Fed’s policy, though it remained well above the 2% target rate.
Easing pricing pressures allowed the Fed to slow the size of its rate increases. After hikes of 75 basis points (“bps”) in November
2022 and 50 bps in December 2022, the Fed followed with
increases of 25 bps in February, March and May 2023, before
implementing pauses at the June and September 2023 meetings.
Total rate increases numbered six, and the total magnitude came to 225 bps.
Broad-based gains in the bond market came despite a banking
crisis in March 2023 that involved two bank failures, Silicon Valley
Bank and Signature Bank. In addition, First Republic Bank was acquired by J.P. Morgan, and Credit Suisse was acquired by UBS.
Markets were largely calmed by the FDIC’s regulatory response, which secured deposits, and by the Fed, which provided extra liquidity. These banks comprised a negligible portion of the
Index, and performance was not affected.
In August 2023, an impasse in Congress regarding whether
to raise the debt ceiling produced some volatility. In October
2023, the market experienced a delayed and slight reaction to the decision of Fitch Ratings to downgrade the U.S. government’s credit rating from AAA to AA+, based on the growing debt
burden and the government’s apparent inability to take necessary actions. Given the large portion of the Index that consists of
Treasury securities, the downgrade lowered the overall index rating on U.S. government bonds, but from a market perspective this proved to be a non-event.
Also in October 2023, the attack on Israel by Hamas raised
concerns about the possibility of a broader conflict in the Middle
East. The prospect of a wider war also brought to the forefront the possibility that a resulting increase in oil prices could further stoke inflation.
Market Posts Broad-based, but Minimal Gains
The Index gained 0.36%, with gains relative to Treasuries
occurring across the board. Corporates were the leading sector, outperforming Treasuries by over 400 bps. The leading portions of this sector were industrials, utilities and financials.
On the other hand, the securitized sector, which includes
mortgage-backed securities, asset-backed securities and
commercial mortgage-backed securities, produced a negative
absolute return. But relative to Treasuries, the return was positive.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
November 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost
2
Source: Lipper Inc. — The Bloomberg US Aggregate Total Return Index is a broad-
based, flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate), ABS and CMBS (agency and nonagency).
Investors cannot invest directly in any Index.
3
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and does not approve, endorse, review or recommend the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the Index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the Index or any data included therein.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor Index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index, and the timing of purchases and redemptions of fund shares.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2022, through October 31, 2023, as provided by Paul Benson, CFA, CAIA, Manuel Hayes and Stephanie
Shu, CFA, portfolio managers employed by the fund's sub-adviser, Insight
North America LLC.
Market and Fund Performance Overview
For the 12-month period ended October 31, 2023, the BNY
Mellon High Yield Beta ETF (the “fund”) produced a net asset value total return of 6.30%.
1
In comparison, the Bloomberg US
Corporate High Yield Total Return Index (the “Index”) achieved a total return of 6.23% for the same period.
2,3
U.S. high yield securities produced positive returns over the reporting period in an environment of easing inflation and an inverted yield curve. The fund outperformed the index by 7
basis points (“bps”) net of fee, or 31 bps gross of fees. The outperformance primarily arose from positive contributions
from our proprietary credit model.
The Fund’s Investment Approach
The fund seeks to track performance of the Index. The fund
uses a rules-based, systematic investment strategy that seeks to track an index designed to measure the performance of the high yield bond market. To pursue its goal, the fund normally invests substantially all, but at least 80%, of its assets in bonds comprising the Index and derivatives with economic characteristics similar to such bonds or the Index. The fund’s derivatives investments may include credit default swap indexes, total return swaps, structured notes and futures. The fund may also invest in derivatives with economic characteristics similar to such bonds or the Index.
The Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market.
Bonds included in the Index must have $150 million or more
par amount outstanding and at least one year until final maturity.
Bonds are classified as high yield if the middle rating of Moody’s,
Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from
only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign
issuers. Securities in the Index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Inflation and Rate Hikes Ease
Fixed-income markets posted a positive performance during the reporting period as the yield curve remained inverted, driven in part by continued rate hikes by the Federal Reserve (the “Fed”), which caused the short end of the curve to rise. The Fed raised the federal funds rate six times during the reporting period, bringing the target rate to 5.25%–5.50%.
The Index returned 6.23%, with 4.09 percentage points coming from spreads (or credit) and 2.14 percentage points coming
from rates. Easing inflation, strong to stable fundamentals and a normalizing rate environment boosted investor confidence. As a result, credit spreads tightened 27 bps—from 464 bps to 437 bps during the period—which translated into about 100 bps of positive spread contribution to complement the attractive carry already inherent in high yield spreads. Although the five-year U.S.
Treasury rate rose over the past year, the attractive carry from higher rates overcame the rising rates environment and led to a positive contribution as well.
Returns Bolstered by Identification of Mispriced
Bonds
The fund returned 6.30% while the Index was up 6.23%, for
a difference of 0.07%. The fund’s model-driven approach to
identifying mispriced bonds was the largest contributor to
outperformance..
The fund’s modest tilt away from lower-quality bonds, which
typically provides downside protection, slightly detracted as investors were less concerned about the downside. Security
selection detracted modestly, largely due to idiosyncratic
drivers, but not enough to overcome the positive contribution from the value signal. Consumer discretionary and non-cyclical sector positions detracted modestly, offset partially by positive contributions in the communication sector.
Attractive Yields and Fundamentals
Attractive yields, strong fundamentals and low default rates have been and continue to create a fertile environment for yield hunters. Yields remain range bound in the 8.0%–9.5% range,
finishing the reporting period at an attractive 9.49%. In addition, defaults remain contained. In 2023, year-to-date as of October
31, defaults came to only about 1.24% as a percentage of par amounts.
As for technical factors, gross and net issuance remain low, leading to positive technical tailwinds. Fundamentals (cash on the balance sheet, leverage ratios, etc.) also remain strong, and this is reflected in the yield spread of 437 bps (as of October 31, 2023)
– only slightly above the 10-year average of 428 bps.
November 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. ETFs are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — The Bloomberg US Corporate High Yield Total Return Index
is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the Index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the
Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers.
3
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and does not approve, endorse, review or recommend the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor Index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of fund shares.

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon US Large Cap Core Equity ETF with a hypothetical investment of $10,000 in the Morningstar
®
US Large Cap Index
SM
(the “Index”).
†
Sources: Morningstar, Inc.
††
Effective November 15, 2023, the fund changed its benchmark index and investment objective. Please see Note 6 and the fund’s prospectus for more details.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon US Large Cap Core Equity ETF on 4/7/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index that is designed to measure the performance of U.S. large-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S.
companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the top 70% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2023
Inception Date 1 Year 3 Years From Inception
BNY Mellon US Large Cap Core Equity ETF
NAV Return 4/7/20 13.00% 10.08% 66.41%
Market Price Return 4/7/20 12.85% 10.13% 66.31%
Morningstar
®
US Large Cap Index
SM††
4/7/20 13.01% 33.43% 66.60%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon US Mid Cap Core Equity ETF with a hypothetical investment of $10,000 in the Morningstar
®
US
Mid Cap Index
SM
(the “Index”).
†
Sources: Morningstar, Inc.
††
Effective November 15, 2023, the fund changed its benchmark index and investment objective. Please see Note 6 and the fund’s prospectus for more details.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon US Mid Cap Core Equity ETF on 4/7/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index that is designed to measure the performance of U.S. mid-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by
U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization falls approximately between the bottom 10%-30% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2023
Inception Date 1 Year 3 Years From Inception
BNY Mellon US Mid Cap Core Equity ETF
NAV Return 4/7/20 (0.89)% 6.50% 59.79%
Market Price Return 4/7/20 (0.83)% 6.58% 59.79%
Morningstar
®
US Mid Cap Index
SM ††
4/7/20 (0.87)% 21.02% 60.23%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon US Small Cap Core Equity ETF with a hypothetical investment of $10,000 in the Morningstar
®
US
Small Cap Index
SM
(the “Index”).
†
Sources: Morningstar, Inc.
††
Effective November 15, 2023, the fund changed its benchmark index and investment objective. Please see Note 6 and the fund’s prospectus for more details.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon US Small Cap Core Equity ETF on 4/7/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index designed to measure the performance of U.S. small-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by
U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25%
liquidity score as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the bottom 3%-10% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2023
Inception Date 1 Year 3 Years From Inception
BNY Mellon US Small Cap Core Equity ETF
NAV Return 4/7/20 (2.59)% 5.75% 60.04%
Market Price Return 4/7/20 (2.57)% 5.86% 60.15%
Morningstar
®
US Small Cap Index
SM ††
4/7/20 (2.66)% 18.51% 60.27%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon International Equity ETF with a hypothetical investment of $10,000 in the Morningstar
®
Developed
Markets ex-US Large Cap Index
SM
(the “Index”).
†
Sources: Morningstar, Inc.
††
Effective November 15, 2023, the fund changed its benchmark index and investment objective. Please see Note 6 and the fund’s prospectus for more details.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon International Equity ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index designed to measure the performance of developed market (excluding the United States) large-capitalization stocks. A country is considered developed if it meets the following criteria: (i) its annual per capita gross national income falls in the World Bank’s high-income category for the most recent three years; (ii) it has not had any broad-based discriminatory controls against non-domiciled investors for the most recent three years;
and (iii) its stock markets exhibit the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed market companies (excluding the United
States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data.
Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has 30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom 25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2023
Inception Date 1 Year 3 Years From Inception
BNY Mellon International Equity ETF
NAV Return 4/22/20 13.32% 6.59% 37.43%
Market Price Return 4/22/20 14.43% 6.58% 38.87%
Morningstar
®
Developed Markets ex-US Large Cap Index
SM ††
4/22/20 13.12% 20.79% 36.98%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Emerging Markets Equity ETF with a hypothetical investment of $10,000 in the Morningstar
®
Emerging
Markets Large Cap Index
SM
(the “Index”).
†
Sources: Morningstar, Inc.
††
Effective November 15, 2023, the fund changed its benchmark index and investment objective. Please see Note 6 and the fund’s prospectus for more details.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Emerging Markets Equity ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a float-adjusted market capitalization weighted index designed to measure the performance of emerging market large-capitalization stocks. A country is considered emerging if: (i) its annual per capita gross national income does not fall in the World Bank’s high-income category for the most recent three years; (ii) it has had broad-based discriminatory controls against non-domiciled investors during the most recent three years; and (iii) its stock markets do not exhibit any of the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The Index’s initial universe of eligible securities includes equity securities
(including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by emerging market companies and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has 30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom 25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the
Index includes large capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2023
Inception Date 1 Year 3 Years From Inception
BNY Mellon Emerging Markets Equity ETF
NAV Return 4/22/20 10.14% (4.01)% 11.92%
Market Price Return 4/22/20 9.55% (4.32)% 11.63%
Morningstar
®
Emerging Markets Large Cap Index
SM††
4/22/20 10.34% (10.56)% 13.54%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon Core Bond ETF with a hypothetical investment of $10,000 in the Bloomberg US Aggregate Bond
Index (the “Index”).
†
Sources: FactSet and Morningstar, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Core Bond ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is designed to measure the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities (agency and non-agency) and other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding.
For mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of
$25 million. To be included in the Index, securities must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index.
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2023
Inception Date 1 Year 3 Years From Inception
BNY Mellon Core Bond ETF
NAV Return 4/22/20 0.31% (5.61)% (14.80)%
Market Price Return 4/22/20 0.44% (5.59)% (14.72)%
Bloomberg US Aggregate Total Return Index 4/22/20 0.36% (15.79)% (14.60)%

FUND PERFORMANCE
(Unaudited)

Comparison of change in value of a $10,000 investment in BNY Mellon High Yield Beta ETF with a hypothetical investment of $10,000 in the Bloomberg US Corporate
High Yield Total Return Index (the “Index”).
†
Sources: FactSet
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon High Yield Beta ETF on 4/22/20 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the Index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index.
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial Highlights section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results. Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted.
Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2023
Inception Date 1 Year 3 Years From Inception
BNY Mellon High Yield Beta ETF
NAV Return 4/22/20 6.30% 1.01% 14.31%
Market Price Return 4/22/20 6.53% 1.01% 14.35%
Bloomberg US Corporate High Yield Total Return Index 4/22/20 6.23% 3.61% 15.34%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of the funds, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your funds’ prospectus or talk to your financial adviser.
Actual Expenses
The table below shows the expenses you would have paid on a $1,000 investment in each fund from May 1, 2023 to October 31, 2023.
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the funds with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing fund expenses (but not transaction expenses or total cost) of investing in the funds with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2023 . Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365 (to reflect the one-half period).
For the six months ended October 31, 2023
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios for
the period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
BNY Mellon US Large Cap Core Equity ETF 1,000.00 1,000.00 1,033.30 1,025.21 0.00 0.00 0.00
BNY Mellon US Mid Cap Core Equity ETF 1,000.00 1,000.00 954.50 1,025.00 0.20 0.20 0.04
BNY Mellon US Small Cap Core Equity ETF 1,000.00 1,000.00 959.10 1,025.00 0.20 0.20 0.04
BNY Mellon International Equity ETF 1,000.00 1,000.00 926.30 1,025.00 0.19 0.20 0.04
BNY Mellon Emerging Markets Equity ETF 1,000.00 1,000.00 954.70 1,024.65 0.54 0.56 0.11
BNY Mellon Core Bond ETF 1,000.00 1,000.00 938.50 1,025.21 0.00 0.00 0.00
BNY Mellon High Yield Beta ETF 1,000.00 1,000.00 998.50 1,024.10 1.11 1.12 0.22

STATEMENT OF INVESTMENTS
October 31, 2023
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 9.9%
Alphabet, Inc., Class A
(a)
339,625 42,140,670
Alphabet, Inc., Class C
(a)
289,203 36,237,136
AT&T, Inc. 414,931 6,389,937
Charter Communications, Inc., Class A
(a)
5,825 2,346,310
Comcast Corp., Class A 232,074 9,582,336
Meta Platforms, Inc., Class A
(a)
127,228 38,329,980
Netflix, Inc.
(a)
25,368 10,443,752
T-Mobile US, Inc.
(a)
30,224 4,348,025
Verizon Communications, Inc. 240,656 8,454,245
Walt Disney Co. (The)
(a)
104,743 8,545,981
166,818,372
Consumer Discretionary – 10.9%
Airbnb, Inc., Class A
(a)
24,505 2,898,696
Amazon.com, Inc.
(a)
519,579 69,150,769
AutoZone, Inc.
(a)
1,036 2,566,307
Booking Holdings, Inc.
(a)
2,063 5,754,862
Chipotle Mexican Grill, Inc.
(a)
1,581 3,070,618
Ford Motor Co. 230,853 2,250,817
General Motors Co. 78,762 2,221,088
Home Depot, Inc. (The) 57,551 16,384,194
Las Vegas Sands Corp. 19,413 921,341
Lowe's Cos., Inc. 33,853 6,451,366
Lululemon Athletica , Inc.
(a)
6,638 2,611,920
Marriott International, Inc., Class A 14,769 2,784,843
McDonald's Corp. 41,739 10,942,714
MercadoLibre , Inc.
(a)
2,604 3,230,887
NIKE, Inc., Class B 70,128 7,207,055
O'Reilly Automotive, Inc.
(a)
3,475 3,233,279
Starbucks Corp. 65,109 6,005,654
Tesla, Inc.
(a)
158,034 31,739,549
TJX Cos., Inc. (The) 65,915 5,805,134
185,231,093
Consumer Staples – 6.8%
Altria Group, Inc. 101,162 4,063,677
Archer-Daniels-Midland Co. 30,879 2,210,010
Coca-Cola Co. (The) 223,042 12,599,643
Colgate-Palmolive Co. 47,373 3,558,660
Constellation Brands, Inc., Class A 9,525 2,230,279
Costco Wholesale Corp. 25,467 14,068,989
Dollar General Corp. 12,618 1,502,047
Estee Lauder Cos., Inc. (The), Class A 13,272 1,710,363
General Mills, Inc. 31,289 2,041,294
Kenvue , Inc. 99,118 1,843,595
Keurig Dr Pepper, Inc. 57,375 1,740,184
Kimberly-Clark Corp. 19,439 2,325,682
Kraft Heinz Co. (The) 41,539 1,306,817
Mondelez International, Inc., Class A 78,649 5,207,350
Monster Beverage Corp.
(a)
43,686 2,232,355
PepsiCo, Inc. 78,812 12,868,423
Philip Morris International, Inc. 88,940 7,929,890
Procter & Gamble Co. (The) 135,079 20,265,902
Target Corp. 25,654 2,842,207
Walmart, Inc. 81,699 13,350,434
115,897,801
Energy – 4.3%
Chevron Corp. 101,201 14,748,022
ConocoPhillips 68,420 8,128,296
EOG Resources, Inc. 33,432 4,220,790
Exxon Mobil Corp. 229,158 24,256,374
Hess Corp. 15,813 2,283,397
Marathon Petroleum Corp. 23,237 3,514,596
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Energy – 4.3% (continued)
Occidental Petroleum Corp. 38,744 2,394,767
Phillips 66 25,880 2,952,132
Pioneer Natural Resources Co. 13,310 3,181,090
Schlumberger NV 80,708 4,492,207
Valero Energy Corp. 20,469 2,599,563
72,771,234
Financials – 12.6%
Aflac, Inc. 30,773 2,403,679
American Express Co. 33,436 4,882,659
Aon PLC, Class A 11,712 3,623,693
Arthur J Gallagher & Co. 12,170 2,865,913
Bank of America Corp. 395,745 10,423,923
Berkshire Hathaway, Inc., Class B
(a)
104,395 35,633,145
BlackRock, Inc. 8,161 4,996,817
Blackstone, Inc. 40,697 3,758,368
Charles Schwab Corp. (The) 84,168 4,380,103
Chubb Ltd. 23,645 5,074,690
Citigroup, Inc. 107,940 4,262,551
CME Group, Inc. 20,604 4,398,130
Fiserv, Inc.
(a)
35,213 4,005,479
Goldman Sachs Group, Inc. (The) 19,087 5,795,004
Intercontinental Exchange, Inc. 32,764 3,520,164
JPMorgan Chase & Co. 166,480 23,150,709
KKR & Co., Inc. 36,696 2,032,958
Marsh & McLennan Cos., Inc. 28,238 5,355,337
Mastercard , Inc., Class A 47,768 17,977,487
MetLife, Inc. 37,249 2,235,312
Moody's Corp. 9,099 2,802,492
Morgan Stanley 73,982 5,239,405
PayPal Holdings, Inc.
(a)
62,856 3,255,941
PNC Financial Services Group, Inc. (The) 22,796 2,609,458
Progressive Corp. (The) 33,380 5,277,044
S&P Global, Inc. 18,773 6,557,597
Travelers Cos., Inc. (The) 13,334 2,232,645
Truist Financial Corp. 76,249 2,162,422
US Bancorp 91,451 2,915,458
Visa, Inc., Class A
(b)
92,213 21,679,276
Wells Fargo & Co. 210,483 8,370,909
213,878,768
Health Care – 13.7%
Abbott Laboratories 99,840 9,439,872
AbbVie, Inc. 101,038 14,264,545
Amgen, Inc. 30,629 7,831,835
Becton, Dickinson & Co. 16,608 4,198,170
Biogen, Inc.
(a)
8,419 1,999,849
Boston Scientific Corp.
(a)
83,253 4,261,721
Bristol-Myers Squibb Co. 120,090 6,188,238
Cigna Group (The) 16,831 5,204,145
CVS Health Corp. 72,918 5,032,071
Danaher Corp. 37,713 7,241,650
DexCom , Inc.
(a)
22,151 1,967,673
Edwards Lifesciences Corp.
(a)
34,800 2,217,456
Elevance Health, Inc. 13,524 6,087,017
Eli Lilly & Co. 45,647 25,285,243
Gilead Sciences, Inc. 70,814 5,561,732
HCA Healthcare, Inc. 11,744 2,655,788
Humana, Inc. 7,245 3,794,134
Intuitive Surgical, Inc.
(a)
20,113 5,274,031
Johnson & Johnson 138,040 20,476,854
McKesson Corp. 7,722 3,516,290
Medtronic PLC 76,199 5,376,602

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 13.7% (continued)
Merck & Co., Inc. 145,070 14,898,689
Moderna , Inc.
(a)
18,955 1,439,822
Pfizer, Inc. 323,195 9,876,839
Regeneron Pharmaceuticals, Inc.
(a)
6,172 4,813,481
Stryker Corp. 19,313 5,218,759
Thermo Fisher Scientific, Inc. 22,159 9,855,658
UnitedHealth Group, Inc. 53,026 28,398,605
Vertex Pharmaceuticals, Inc.
(a)
14,847 5,376,247
Zoetis, Inc. 26,591 4,174,787
231,927,803
Industrials – 6.4%
3M Co. 30,729 2,794,803
Automatic Data Processing, Inc. 23,617 5,153,702
Boeing Co. (The)
(a)
32,269 6,028,495
Caterpillar, Inc. 29,409 6,647,904
Cintas Corp. 5,101 2,586,819
CSX Corp. 117,322 3,502,062
Deere & Co. 15,610 5,703,270
Eaton Corp. PLC 22,760 4,732,032
Emerson Electric Co. 33,217 2,955,316
FedEx Corp. 13,211 3,171,961
General Dynamics Corp. 12,736 3,073,324
General Electric Co. 62,142 6,750,485
Honeywell International, Inc. 38,188 6,998,333
Illinois Tool Works, Inc. 15,887 3,560,594
Johnson Controls International PLC 36,297 1,779,279
Lockheed Martin Corp. 12,899 5,864,401
Norfolk Southern Corp. 12,914 2,463,862
Northrop Grumman Corp. 8,189 3,860,540
Republic Services, Inc. 11,688 1,735,551
RTX Corp.
(b)
83,667 6,809,657
Uber Technologies, Inc.
(a)
115,600 5,003,168
Union Pacific Corp. 35,170 7,301,644
United Parcel Service, Inc., Class B 41,403 5,848,174
Waste Management, Inc. 21,348 3,508,117
107,833,493
Information Technology – 31.4%
Accenture PLC, Class A 36,109 10,727,623
Adobe, Inc.
(a)
25,794 13,723,956
Advanced Micro Devices, Inc.
(a)
92,720 9,132,920
Amphenol Corp., Class A 34,218 2,756,260
Analog Devices, Inc. 28,846 4,538,341
Apple, Inc. 841,260 143,661,970
Applied Materials, Inc. 47,906 6,340,359
Arista Networks, Inc.
(a)
14,329 2,871,102
Autodesk, Inc.
(a)
12,233 2,417,608
Broadcom, Inc. 23,607 19,862,222
Cadence Design Systems, Inc.
(a)
15,673 3,759,169
Cisco Systems, Inc. 233,945 12,195,553
Fortinet, Inc.
(a)
37,309 2,132,955
Intel Corp. 239,737 8,750,400
International Business Machines Corp. 52,150 7,542,976
Intuit, Inc. 15,736 7,788,533
KLA Corp. 7,775 3,651,917
LAM Research Corp. 7,712 4,536,353
Micron Technology, Inc. 62,318 4,167,205
Microsoft Corp. 425,307 143,800,550
Motorola Solutions, Inc. 9,589 2,670,153
NVIDIA Corp. 141,393 57,660,065
Oracle Corp. 90,115 9,317,891
Palo Alto Networks, Inc.
(a)
17,297 4,203,517
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 31.4% (continued)
QUALCOMM, Inc. 63,884 6,962,717
Roper Technologies, Inc. 6,193 3,025,714
Salesforce, Inc.
(a)
54,998 11,045,248
ServiceNow , Inc.
(a)
11,701 6,808,227
Snowflake, Inc., Class A
(a)
19,036 2,762,695
Synopsys, Inc.
(a)
8,705 4,086,475
Texas Instruments, Inc. 51,980 7,381,680
VMware, Inc., Class A
(a)
12,110 1,763,821
532,046,175
Materials – 1.5%
Air Products & Chemicals, Inc. 12,652 3,573,431
Corteva , Inc. 40,640 1,956,410
Ecolab, Inc. 14,616 2,451,688
Freeport-McMoRan, Inc. 81,147 2,741,146
Linde PLC 27,987 10,695,512
Sherwin-Williams Co. (The) 13,274 3,161,999
Southern Copper Corp. 5,177 367,049
24,947,235
Real Estate – 1.1%
American Tower Corp.
(c)
27,137 4,835,542
Crown Castle, Inc.
(c)
25,707 2,390,237
Equinix , Inc.
(c)
5,349 3,902,844
Prologis, Inc.
(c)
51,565 5,195,174
Public Storage
(c)
8,520 2,033,809
18,357,606
Utilities – 1.2%
American Electric Power Co., Inc. 27,616 2,086,113
Dominion Energy, Inc. 49,740 2,005,517
Duke Energy Corp. 42,484 3,776,403
NextEra Energy, Inc. 113,235 6,601,600
Sempra 33,940 2,376,818
Southern Co. (The) 60,188 4,050,652
20,897,103
Total Common Stocks (cost
$1,655,185,809) 1,690,606,683
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.32%
(d)(e)
(cost $2,097,480) 2,097,480 2,097,480
Total Investments (cost $1,657,283,289) 99.9% 1,692,704,163
Cash and Receivables (Net) 0.1% 1,770,200
Net Assets 100.0% 1,694,474,363
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2023, the value of the fund’s securities on loan was $27,381,198 and the value of the collateral was $27,581,211, consisting of U.S.
Government & Agency securities. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of October 31, 2023.

See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 31.4
Health Care 13.7
Financials 12.6
Consumer Discretionary 10.9
Communication Services 9.9
Consumer Staple s 6.8
Industrials 6.4
Energy 4.3
Materials 1.5
Utilities 1.2
Real Estate 1.1
Registered Investment Companies 0.1
99.9
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:
Description
Value ($)
10/31/22 Purchases ($)
1
Sales ($)
Value ($)
10/31/23
Dividends/
Distributions ($)
Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 1,160,584 32,363,948 (31,427,052) 2,097,480 130,378
Investment of Cash Collateral for Securities Loaned – 0.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares — 26,112,996 (26,112,996) — 48,109
2
Total – 0.1% 1,160,584 58,476,944 (57,540,048) 2,097,480 178,487
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
S&P 500 E-mini 15 12/15/2023 3,260,935 3,159,188 (101,747)
Gross Unrealized Depreciation (101,747)

STATEMENT OF INVESTMENTS
October 31, 2023
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 3.1%
Electronic Arts, Inc. 13,529 1,674,755
Fox Corp., Class A 13,935 423,485
Fox Corp., Class B 7,019 195,900
Interpublic Group of Cos., Inc. (The) 20,836 591,742
Liberty Broadband Corp., Class A
(a)
914 76,154
Liberty Broadband Corp., Class C
(a)
6,129 510,607
Liberty Media Corp.-Liberty Formula One,
Class A
(a)
2,061 118,611
Liberty Media Corp.-Liberty Formula One,
Class C
(a)
11,285 730,027
Liberty Media Corp.-Liberty Siriusxm
(a)
7,703 189,109
Liberty Media Corp.-Liberty Siriusxm, Class
A
(a)
4,228 103,544
Live Nation Entertainment, Inc.
(a)
7,801 624,236
Match Group, Inc.
(a)
15,483 535,712
News Corp., Class A 21,396 442,469
News Corp., Class B 6,376 136,701
Omnicom Group, Inc. 10,740 804,533
Paramount Global, Class A
(b)
1,114 15,485
Paramount Global, Class B
(b)
25,451 276,907
Pinterest, Inc., Class A
(a)
31,417 938,740
ROBLOX Corp., Class A
(a)
26,495 842,806
Sirius XM Holdings, Inc.
(b)
34,703 148,529
Snap, Inc., Class A
(a)
56,238 562,942
Take-Two Interactive Software, Inc.
(a)
8,566 1,145,703
Trade Desk, Inc. (The), Class A
(a)
24,493 1,738,023
ZoomInfo Technologies, Inc., Class A
(a)
15,863 205,584
13,032,304
Consumer Discretionary – 8.9%
Advance Auto Parts, Inc. 3,118 162,229
Aptiv PLC
(a)
15,999 1,395,113
Aramark 14,092 379,497
Bath & Body Works, Inc. 12,835 380,558
Best Buy Co., Inc. 10,465 699,271
BorgWarner, Inc. 13,073 482,394
Burlington Stores, Inc.
(a)
3,479 421,063
Caesars Entertainment, Inc.
(a)
11,560 461,128
CarMax, Inc.
(a)(b)
8,642 527,940
Carnival Corp.
(a)
55,095 631,389
Churchill Downs, Inc. 3,790 416,294
Coupang, Inc., Class A
(a)
62,798 1,067,566
D.R. Horton, Inc. 16,613 1,734,397
Darden Restaurants, Inc. 6,630 964,864
Deckers Outdoor Corp.
(a)
1,423 849,616
Dick's Sporting Goods, Inc. 3,452 369,191
Domino's Pizza, Inc. 1,932 654,929
DoorDash, Inc., Class A
(a)
16,484 1,235,476
DraftKings, Inc., Class A
(a)
25,612 707,403
eBay, Inc. 28,999 1,137,631
Etsy, Inc.
(a)(b)
6,517 406,009
Expedia Group, Inc.
(a)
7,484 713,150
Five Below, Inc.
(a)
3,302 574,482
Floor & Decor Holdings, Inc., Class A
(a)(b)
5,811 478,826
Garmin Ltd. 8,286 849,564
Genuine Parts Co. 7,639 984,361
Hasbro, Inc. 7,055 318,533
Hilton Worldwide Holdings, Inc. 14,344 2,173,546
Lear Corp. 3,131 406,279
Lennar Corp., Class A 13,797 1,471,864
Lennar Corp., Class B
(b)
728 71,788
LKQ Corp. 14,673 644,438
Lucid Group, Inc.
(a)(b)
46,050 189,726
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 8.9% (continued)
MGM Resorts International 15,355 536,197
NVR, Inc.
(a)
185 1,001,335
Penske Automotive Group, Inc. 1,082 154,813
Pool Corp. 2,128 671,959
PulteGroup, Inc. 11,872 873,660
Ross Stores, Inc. 18,712 2,170,031
Royal Caribbean Cruises Ltd.
(a)
12,905 1,093,441
Service Corp. International 8,045 437,809
Tapestry, Inc. 13,129 361,835
Tractor Supply Co.
(b)
5,919 1,139,763
Ulta Beauty, Inc.
(a)
2,708 1,032,587
Vail Resorts, Inc. 2,111 448,060
VF Corp. 17,263 254,284
Whirlpool Corp. 2,934 306,779
Williams-Sonoma, Inc. 3,516 528,244
Wynn Resorts Ltd. 5,256 461,372
Yum! Brands, Inc. 15,296 1,848,675
37,281,359
Consumer Staples – 4.7%
Albertsons Cos., Inc., Class A 21,716 471,237
BJ's Wholesale Club Holdings, Inc.
(a)
7,193 489,987
Brown-Forman Corp., Class A 4,127 236,972
Brown-Forman Corp., Class B 9,830 552,053
Bunge Ltd. 8,286 878,150
Campbell Soup Co. 10,466 422,931
Casey's General Stores, Inc. 2,015 547,899
Church & Dwight Co., Inc. 13,448 1,222,961
Clorox Co. (The) 6,856 806,951
ConAgra Brands, Inc. 26,196 716,723
Coty, Inc., Class A
(a)
18,728 175,481
Darling Ingredients, Inc.
(a)
8,589 380,407
Dollar Tree, Inc.
(a)
11,547 1,282,756
Hershey Co. (The) 8,192 1,534,771
Hormel Foods Corp. 15,907 517,773
JM Smucker Co. (The) 5,566 633,634
Kellanova 15,618 788,241
Kroger Co. (The) 36,076 1,636,768
Lamb Weston Holdings, Inc. 7,861 705,918
McCormick & Co., Inc. 13,627 870,765
Molson Coors Beverage Co., Class B 10,203 589,427
Performance Food Group Co.
(a)
9,312 537,861
SYSCO Corp. 27,707 1,842,239
Tyson Foods, Inc., Class A 15,401 713,836
US Foods Holding Corp.
(a)
12,467 485,465
Walgreens Boots Alliance, Inc. 39,257 827,538
19,868,744
Energy – 5.3%
APA Corp. 16,932 672,539
Baker Hughes Co., Class A 55,435 1,908,073
Cheniere Energy, Inc. 13,158 2,189,754
Chesapeake Energy Corp.
(b)
6,668 573,981
Coterra Energy, Inc. 43,032 1,183,380
Devon Energy Corp. 35,161 1,637,448
Diamondback Energy, Inc. 9,681 1,552,058
EQT Corp. 19,607 830,945
Halliburton Co. 49,266 1,938,124
HF Sinclair Corp. 8,869 491,165
Kinder Morgan, Inc. 106,355 1,722,951
Marathon Oil Corp. 33,247 907,976
ONEOK, Inc. 31,876 2,078,315
Ovintiv, Inc. 13,236 635,328

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Energy – 5.3% (continued)
Targa Resources Corp. 12,179 1,018,286
Texas Pacific Land Corp. 335 618,393
Williams Cos., Inc. (The) 66,684 2,293,930
22,252,646
Financials – 13.5%
Allstate Corp. (The) 14,221 1,822,137
Ally Financial, Inc. 14,887 360,117
American Financial Group, Inc. 3,512 384,072
American International Group, Inc. 39,064 2,395,014
Ameriprise Financial, Inc. 5,562 1,749,638
Annaly Capital Management, Inc.
(c)
26,399 412,088
Apollo Global Management, Inc. 23,694 1,834,863
Arch Capital Group Ltd.
(a)
20,308 1,760,297
Ares Management Corp., Class A 9,443 930,985
Bank of New York Mellon Corp. (The) 42,709 1,815,132
Block, Inc., Class A
(a)
30,247 1,217,442
Brown & Brown, Inc. 12,992 901,905
Capital One Financial Corp. 20,886 2,115,543
Carlyle Group, Inc. (The) 11,720 322,769
Cincinnati Financial Corp. 8,610 858,159
Citizens Financial Group, Inc. 25,400 595,122
Coinbase Global, Inc., Class A
(a)(b)
9,382 723,540
Corebridge Financial, Inc. 9,464 189,280
Discover Financial Services 13,680 1,122,854
East West Bancorp, Inc. 7,764 416,306
Equitable Holdings, Inc. 20,618 547,820
Erie Indemnity Co., Class A 1,372 378,933
Everest Group Ltd. 2,342 926,542
FactSet Research Systems, Inc. 2,101 907,401
Fidelity National Financial, Inc. 14,255 557,228
Fidelity National Information Services, Inc. 32,374 1,589,887
Fifth Third Bancorp 37,353 885,640
First Citizens BancShares, Inc., Class A 645 890,577
First Horizon National Corp. 31,259 336,034
FleetCor Technologies, Inc.
(a)
4,081 918,919
Franklin Resources, Inc. 15,593 355,364
Global Payments, Inc. 14,269 1,515,653
Globe Life, Inc. 4,647 540,725
Hartford Financial Services Group, Inc. (The) 16,656 1,223,383
Huntington Bancshares, Inc. 78,149 754,138
Interactive Brokers Group, Inc., Class A 5,869 469,931
Invesco Ltd. 23,716 307,597
Jack Henry & Associates, Inc. 3,929 553,950
KeyCorp 50,112 512,145
Kinsale Capital Group, Inc. 1,172 391,343
Loews Corp. 10,280 658,023
LPL Financial Holdings, Inc. 4,179 938,269
M&T Bank Corp. 9,026 1,017,681
Markel Group, Inc.
(a)
736 1,082,303
MarketAxess Holdings, Inc. 2,000 427,500
Morningstar, Inc. 1,427 361,373
MSCI, Inc., Class A 4,347 2,049,828
NASDAQ, Inc. 18,533 919,237
Northern Trust Corp. 11,341 747,485
Old Republic International Corp. 14,622 400,350
Principal Financial Group, Inc. 12,019 813,446
Prudential Financial, Inc. 19,908 1,820,388
Raymond James Financial, Inc. 10,362 988,949
Regions Financial Corp. 50,713 736,860
Reinsurance Group of America, Inc., Class A 3,697 552,591
RenaissanceRe Holdings Ltd. 2,824 620,122
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 13.5% (continued)
SEI Investments Co. 5,562 298,457
State Street Corp. 17,283 1,117,000
Synchrony Financial 23,051 646,581
T Rowe Price Group, Inc. 12,303 1,113,421
Unum Group 10,215 499,513
W.R. Berkley Corp. 11,923 803,849
WEX, Inc.
(a)
2,398 399,219
Willis Towers Watson PLC 5,690 1,342,214
56,845,132
Health Care – 10.3%
Agilent Technologies, Inc. 16,171 1,671,596
agilon health, Inc.
(a)(b)
16,814 302,652
Align Technology, Inc.
(a)
3,912 722,116
Alnylam Pharmaceuticals, Inc.
(a)
6,894 1,046,509
Apellis Pharmaceuticals, Inc.
(a)(b)
5,471 266,219
Avantor, Inc.
(a)
36,902 643,202
Baxter International, Inc. 27,424 889,360
BioMarin Pharmaceutical, Inc.
(a)
10,141 825,984
Bio-Rad Laboratories, Inc., Class A
(a)
1,107 304,735
Bio-Techne Corp. 8,774 479,324
Bruker Corp. 5,282 301,074
Cardinal Health, Inc. 13,836 1,259,076
Catalent, Inc.
(a)
9,859 339,051
Cencora, Inc. 9,071 1,679,496
Centene Corp.
(a)
29,599 2,041,739
Charles River Laboratories International,
Inc.
(a)
2,752 463,327
Chemed Corp. 802 451,245
Cooper Cos., Inc. (The) 2,722 848,584
DaVita, Inc.
(a)
3,041 234,856
DENTSPLY SIRONA, Inc. 11,236 341,687
Exact Sciences Corp.
(a)
9,901 609,803
GE Healthcare Technologies, Inc. 21,414 1,425,530
Henry Schein, Inc.
(a)
6,990 454,210
Hologic, Inc.
(a)
13,298 879,929
IDEXX Laboratories, Inc.
(a)
4,519 1,805,205
Illumina, Inc.
(a)
8,981 982,701
Incyte Corp.
(a)
10,384 560,009
Insulet Corp.
(a)
3,758 498,198
IQVIA Holdings, Inc.
(a)
10,075 1,821,862
Jazz Pharmaceuticals PLC
(a)
3,390 430,598
Karuna Therapeutics, Inc.
(a)
1,968 327,888
Laboratory Corp. of America Holdings 5,083 1,015,228
Masimo Corp.
(a)
2,356 191,142
Mettler-Toledo International, Inc.
(a)
1,181 1,163,521
Molina Healthcare, Inc.
(a)
3,209 1,068,437
Neurocrine Biosciences, Inc.
(a)
5,385 597,412
Penumbra, Inc.
(a)
2,111 403,518
Quest Diagnostics, Inc. 6,149 799,985
Repligen Corp.
(a)
2,861 384,976
ResMed, Inc. 8,057 1,137,810
Revvity, Inc. 6,675 553,024
Royalty Pharma PLC, Class A 21,154 568,408
Sarepta Therapeutics, Inc.
(a)
5,146 346,377
Seagen, Inc.
(a)
7,632 1,624,166
Shockwave Medical, Inc.
(a)
2,201 453,978
STERIS PLC 5,447 1,143,761
Teleflex, Inc. 2,509 463,538
United Therapeutics Corp.
(a)
2,528 563,390
Universal Health Services, Inc., Class B 3,335 419,843
Veeva Systems, Inc., Class A
(a)
8,009 1,543,414

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 10.3% (continued)
Viatris, Inc. 65,131 579,666
Waters Corp.
(a)
3,248 774,745
West Pharmaceutical Services, Inc. 4,038 1,285,255
Zimmer Biomet Holdings, Inc. 11,468 1,197,374
43,186,733
Industrials – 18.0%
AECOM 7,938 607,654
AGCO Corp. 3,328 381,588
Allegion PLC 4,728 465,046
American Airlines Group, Inc.
(a)
39,996 445,955
AMETEK, Inc. 12,624 1,777,080
AO Smith Corp. 6,901 481,414
Avis Budget Group, Inc.
(a)
1,080 175,824
Axon Enterprise, Inc.
(a)
3,857 788,718
Booz Allen Hamilton Holding Corp., Class A 7,176 860,618
Broadridge Financial Solutions, Inc. 6,470 1,104,041
Builders FirstSource, Inc.
(a)
6,718 729,037
Carlisle Cos., Inc. 2,774 704,846
Carrier Global Corp. 45,582 2,172,438
Ceridian HCM Holding, Inc.
(a)
8,498 543,957
CH Robinson Worldwide, Inc. 6,389 522,812
Copart, Inc.
(a)
47,169 2,052,795
Cummins, Inc. 7,962 1,722,181
Delta Air Lines, Inc. 35,062 1,095,687
Dover Corp. 7,593 986,710
EMCOR Group, Inc. 2,513 519,311
Equifax, Inc. 6,741 1,143,071
Expeditors International of Washington, Inc. 8,171 892,682
Fastenal Co. 31,345 1,828,667
Ferguson PLC 11,196 1,681,639
Fortive Corp. 20,056 1,309,256
Fortune Brands Innovations, Inc. 6,949 387,754
Genpact Ltd. 9,129 306,187
Graco, Inc. 9,157 680,823
HEICO Corp. 2,191 347,076
HEICO Corp., Class A 4,150 527,590
Howmet Aerospace, Inc. 21,554 950,531
Hubbell, Inc., Class B 2,894 781,669
Huntington Ingalls Industries, Inc. 2,411 529,986
IDEX Corp. 4,141 792,629
Ingersoll Rand, Inc. 22,157 1,344,487
Jacobs Solutions, Inc. 6,939 924,969
JB Hunt Transport Services, Inc. 4,428 761,040
KBR, Inc. 7,170 416,936
Knight-Swift Transportation Holdings, Inc.,
Class A 8,843 432,334
L3Harris Technologies, Inc. 10,330 1,853,305
Leidos Holdings, Inc. 7,621 755,394
Lennox International, Inc. 1,727 639,923
Lincoln Electric Holdings, Inc. 3,146 549,921
Masco Corp. 13,210 688,109
Middleby Corp. (The)
(a)
2,925 330,145
Nordson Corp. 2,959 629,054
Old Dominion Freight Line, Inc. 4,873 1,835,464
Otis Worldwide Corp. 22,561 1,741,935
Owens Corning 4,988 565,490
PACCAR, Inc. 28,539 2,355,324
Parker-Hannifin Corp. 7,016 2,588,273
Paychex, Inc. 17,603 1,954,813
Paycom Software, Inc. 2,663 652,355
Paylocity Holding Corp.
(a)
2,371 425,357
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 18.0% (continued)
Pentair PLC 9,131 530,694
Quanta Services, Inc. 7,868 1,314,900
Regal Rexnord Corp. 3,682 435,986
Robert Half, Inc. 6,027 450,639
Rockwell Automation, Inc. 6,279 1,650,184
Rollins, Inc. 15,368 577,990
Snap-On, Inc. 2,843 733,323
Southwest Airlines Co. 32,316 718,385
SS&C Technologies Holdings, Inc. 11,591 582,448
Stanley Black & Decker, Inc. 8,255 702,088
Tetra Tech, Inc. 3,133 472,801
Textron, Inc. 10,816 822,016
Toro Co. (The) 5,531 447,126
Trane Technologies PLC 12,490 2,376,972
TransDigm Group, Inc.
(a)
3,025 2,504,972
TransUnion 10,459 458,941
U-Haul Holding Co.
(a)
555 27,262
U-Haul Holding Co., Class B 5,469 258,191
United Airlines Holdings, Inc.
(a)
17,818 623,808
United Rentals, Inc. 3,757 1,526,356
Verisk Analytics, Inc., Class A 7,924 1,801,601
Watsco, Inc.
(b)
1,842 642,655
Westinghouse Air Brake Technologies Corp. 9,818 1,040,904
Willscot Mobile Mini Holdings Corp., Class A
(a)
10,628 418,849
WW Grainger, Inc. 2,432 1,774,947
Xylem, Inc. 13,288 1,242,960
75,878,898
Information Technology – 14.7%
Akamai Technologies, Inc.
(a)
8,290 856,606
ANSYS, Inc.
(a)
4,888 1,360,135
Aspen Technology, Inc.
(a)
1,559 277,112
Atlassian Corp., Class A
(a)
8,290 1,497,506
Bentley Systems, Inc., Class B 12,597 612,718
BILL Holdings, Inc.
(a)
5,160 471,056
CDW Corp. 7,363 1,475,545
Cloudflare, Inc., Class A
(a)
15,986 906,246
Cognex Corp. 10,692 384,805
Cognizant Technology Solutions Corp., Class A 27,723 1,787,302
Corning, Inc. 41,721 1,116,454
Crowdstrike Holdings, Inc., Class A
(a)
12,293 2,173,034
Datadog, Inc., Class A
(a)
16,422 1,337,900
Dell Technologies, Inc., Class C 13,809 923,960
DocuSign, Inc., Class A
(a)
11,023 428,574
Dynatrace, Inc.
(a)
13,085 585,030
Enphase Energy, Inc.
(a)
7,817 622,077
Entegris, Inc. 8,273 728,355
EPAM Systems, Inc.
(a)
3,172 690,132
F5, Inc.
(a)
3,227 489,181
Fair Isaac Corp.
(a)
1,345 1,137,695
First Solar, Inc.
(a)
5,852 833,617
Flex Ltd.
(a)
24,531 630,937
Gartner, Inc.
(a)
4,300 1,427,772
GEN Digital, Inc. 30,737 512,079
GoDaddy, Inc., Class A
(a)
8,035 588,403
Hewlett Packard Enterprise Co. 70,835 1,089,442
HP, Inc. 47,424 1,248,674
HubSpot, Inc.
(a)
2,752 1,166,215
Jabil, Inc. 7,187 882,564
Juniper Networks, Inc. 17,149 461,651
Keysight Technologies, Inc.
(a)
9,780 1,193,649
Lattice Semiconductor Corp.
(a)
7,472 415,518

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 14.7% (continued)
Manhattan Associates, Inc.
(a)
3,379 658,838
Marvell Technology, Inc. 47,216 2,229,540
Microchip Technology, Inc. 29,894 2,131,143
MongoDB, Inc., Class A
(a)
3,857 1,329,084
Monolithic Power Systems, Inc. 2,631 1,162,218
NetApp, Inc. 11,624 845,995
NXP Semiconductors NV 14,100 2,431,263
Okta, Inc., Class A
(a)
8,305 559,840
ON Semiconductor Corp.
(a)
23,567 1,476,237
Palantir Technologies, Inc., Class A
(a)
104,371 1,544,691
Procore Technologies, Inc.
(a)
4,844 295,920
PTC, Inc.
(a)
6,517 915,117
Qorvo, Inc.
(a)
5,260 459,829
Seagate Technology Holdings PLC 10,601 723,518
Skyworks Solutions, Inc. 8,569 743,275
SolarEdge Technologies, Inc.
(a)
3,015 228,989
Splunk, Inc.
(a)
8,282 1,218,779
TD Synnex Corp. 3,081 282,466
TE Connectivity Ltd. 17,216 2,028,906
Teledyne Technologies, Inc.
(a)
2,560 958,950
Teradyne, Inc. 8,307 691,724
Trimble, Inc.
(a)
13,641 642,900
Twilio, Inc., Class A
(a)
9,988 511,985
Tyler Technologies, Inc.
(a)
2,404 896,452
Unity Software, Inc.
(a)
12,865 326,385
VeriSign, Inc.
(a)
4,909 980,131
Western Digital Corp.
(a)
17,269 693,350
Workday, Inc., Class A
(a)
11,184 2,367,765
Zebra Technologies Corp., Class A
(a)
2,766 579,283
Zoom Video Communications, Inc., Class A
(a)
14,495 869,410
Zscaler, Inc.
(a)
4,819 764,727
61,860,654
Materials – 6.4%
Albemarle Corp. 6,432 815,449
Amcor PLC 79,222 704,284
Avery Dennison Corp. 4,420 769,389
Ball Corp. 16,941 815,709
Celanese Corp., Class A
(b)
5,537 634,042
CF Industries Holdings, Inc. 10,522 839,445
Cleveland-Cliffs, Inc.
(a)
26,937 452,003
Crown Holdings, Inc. 7,136 575,162
Dow, Inc. 38,488 1,860,510
DuPont de Nemours, Inc. 25,834 1,882,782
Eastman Chemical Co. 6,331 473,116
FMC Corp. 6,656 354,099
International Flavors & Fragrances, Inc., Class
W 13,887 949,176
International Paper Co. 18,586 626,906
LyondellBasell Industries NV, Class A 14,044 1,267,330
Martin Marietta Materials, Inc. 3,389 1,385,898
Mosaic Co. (The) 18,159 589,804
Newmont Corp. 63,079 2,363,570
Nucor Corp. 13,630 2,014,378
Olin Corp. 7,057 301,475
Packaging Corp. of America 4,983 762,648
PPG Industries, Inc. 12,820 1,573,911
Reliance Steel & Aluminum Co. 3,250 826,735
Royal Gold, Inc. 3,610 376,631
RPM International, Inc. 7,181 655,410
Steel Dynamics, Inc. 8,414 896,175
Vulcan Materials Co. 7,287 1,431,823
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Materials – 6.4% (continued)
Westlake Corp. 1,825 210,532
Westrock Co. 13,761 494,433
26,902,825
Real Estate – 8.0%
Alexandria Real Estate Equities, Inc.
(c)
8,426 784,713
American Homes 4 Rent, Class A
(c)
19,254 630,376
Americold Realty Trust, Inc.
(c)
14,024 367,709
AvalonBay Communities, Inc.
(c)
7,755 1,285,314
Boston Properties, Inc.
(c)
7,710 413,025
Camden Property Trust
(c)
5,851 496,633
CBRE Group, Inc., Class A
(a)
17,617 1,221,563
CoStar Group, Inc.
(a)
22,353 1,640,934
CubeSmart
(c)
13,720 467,715
Digital Realty Trust, Inc.
(c)
16,636 2,068,853
Equity LifeStyle Properties, Inc.
(c)
10,219 672,410
Equity Residential
(c)
18,703 1,034,837
Essex Property Trust, Inc.
(c)
3,485 745,511
Extra Space Storage, Inc.
(c)
11,482 1,189,420
Federal Realty Investment Trust
(c)
3,882 354,000
Gaming and Leisure Properties, Inc.
(c)
14,394 653,344
Healthpeak Properties, Inc.
(c)
29,325 456,004
Host Hotels & Resorts, Inc.
(c)
38,403 594,478
Invitation Homes, Inc.
(c)
31,426 933,038
Iron Mountain, Inc.
(c)
16,999 1,004,131
Kimco Realty Corp.
(c)
33,997 609,906
Lamar Advertising Co., Class A
(c)
4,646 382,226
Mid-America Apartment Communities, Inc.
(c)
6,390 754,979
NNN REIT, Inc.
(c)
9,983 362,682
Realty Income Corp.
(c)
38,853 1,840,855
Regency Centers Corp.
(c)
9,010 542,943
Rexford Industrial Realty, Inc.
(c)
11,249 486,407
SBA Communications Corp., Class A
(c)
5,874 1,225,493
Simon Property Group, Inc.
(c)
17,939 1,971,317
Sun Communities, Inc.
(c)
6,702 745,530
UDR, Inc.
(c)
16,333 519,553
Ventas, Inc.
(c)
22,053 936,370
VICI Properties, Inc., Class A
(c)
55,476 1,547,780
W.P. Carey, Inc.
(c)
11,523 618,209
Welltower, Inc.
(c)
29,007 2,425,275
Weyerhaeuser Co.
(c)
39,815 1,142,292
Zillow Group, Inc., Class A
(a)
3,025 107,478
Zillow Group, Inc., Class C
(a)
8,476 307,255
33,540,558
Utilities – 6.9%
AES Corp. (The) 36,635 545,861
Alliant Energy Corp. 13,866 676,522
Ameren Corp. 14,241 1,078,186
American Water Works Co., Inc. 10,584 1,245,207
Atmos Energy Corp. 8,151 877,537
Avangrid, Inc. 4,072 121,631
CenterPoint Energy, Inc. 34,361 923,624
CMS Energy Corp. 15,752 855,964
Consolidated Edison, Inc. 18,763 1,647,204
Constellation Energy Corp. 17,454 1,970,906
DTE Energy Co. 11,179 1,077,432
Edison International 21,008 1,324,764
Entergy Corp. 11,458 1,095,270
Essential Utilities, Inc. 13,343 446,457
Evergy, Inc. 12,349 606,830
Eversource Energy 18,928 1,018,137
Exelon Corp. 54,606 2,126,358

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Utilities – 6.9% (continued)
FirstEnergy Corp. 27,926 994,165
NiSource, Inc. 22,635 569,497
NRG Energy, Inc. 13,886 588,489
OGE Energy Corp. 10,984 375,653
PG&E Corp.
(a)
114,766 1,870,686
Pinnacle West Capital Corp. 6,168 457,542
PPL Corp. 40,420 993,119
Public Service Enterprise Group, Inc. 27,390 1,688,593
Vistra Corp. 19,114 625,410
WEC Energy Group, Inc. 17,135 1,394,618
Xcel Energy, Inc. 30,008 1,778,574
28,974,236
Total Common Stocks (cost $457,559,151) 419,624,089
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.32%
(d)(e)
(cost $360,984) 360,984 360,984
Investment of Cash Collateral for Securities Loaned – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.32%
(d)(e)
(cost $992,299) 992,299 992,299
Total Investments (cost $458,912,434) 100.1% 420,977,372
Liabilities, Less Cash and Receivables (0.1)% (461,704)
Net Assets 100.0% 420,515,668
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2023, the value of the fund’s securities on loan was $6,212,992 and the value of the collateral was $6,280,563, consisting of cash collateral of
$992,299 and U.S. Government & Agency securities valued at $5,288,264. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of October 31, 2023.
Portfolio Summary (Unaudited)
†
Value (%)
Industrials 18.0
Information Technology 14.7
Financials 13.5
Health Care 10.3
Consumer Discretionary 8.9
Real Estate 8.0
Utilities 6.9
Materials 6.4
Energy 5.3
Consumer Staples 4.7
Communication Services 3.1
Registered Investment Companies 0.3
100.1
†
Based on net assets.

See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:
Description
Value ($)
10/31/22 Purchases ($)
1
Sales ($)
Value ($)
10/31/23
Dividends/
Distributions ($)
Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 210,028 13,821,670 (13,670,714) 360,984 46,953
Investment of Cash Collateral for Securities Loaned – 0.2%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 705,019 24,898,821 (24,611,541) 992,299 53,392
2
Total – 0.3% 915,047 38,720,491 (38,282,255) 1,353,283 100,345
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
S&P 500 E-mini 2 12/15/2023 425,198 421,225 (3,973)
S&P MidCap 400 E-mini 2 12/15/2023 490,576 475,020 (15,556)
Gross Unrealized Depreciation (19,529)

STATEMENT OF INVESTMENTS
October 31, 2023
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 2.8%
AMC Entertainment Holdings, Inc., Class A
(a)
2,254 24,073
Bumble, Inc., Class A
(a)
3,804 51,126
Cable One, Inc. 172 94,578
Cogent Communications Holdings, Inc. 1,676 108,906
DISH Network Corp., Class A
(a)
9,681 47,437
Endeavor Group Holdings, Inc., Class A 7,182 163,462
Frontier Communications Parent, Inc.
(a)
8,535 152,947
IAC, Inc.
(a)
2,618 111,396
Iridium Communications, Inc. 4,777 176,988
John Wiley & Sons, Inc., Class A 1,626 49,219
Lumen Technologies, Inc.
(a)
38,916 56,817
Madison Square Garden Sports Corp.
(a)
636 106,937
New York Times Co. (The), Class A 6,249 251,897
Nexstar Media Group, Inc., Class A 1,273 178,322
Playtika Holding Corp.
(a)
2,525 21,210
Roku, Inc., Class A
(a)
4,739 282,302
Shutterstock, Inc. 926 37,670
TEGNA, Inc. 7,699 111,712
Tko Group Holdings, Inc. 1,996 163,632
TripAdvisor, Inc.
(a)
4,117 60,767
Warner Music Group Corp., Class A 5,270 164,951
Yelp, Inc., Class A
(a)
2,630 110,960
Ziff Davis, Inc.
(a)
1,744 105,442
2,632,751
Consumer Discretionary – 13.4%
Academy Sports & Outdoors, Inc. 2,936 131,650
Acushnet Holdings Corp. 1,172 59,725
Adient PLC
(a)
3,578 120,543
ADT, Inc. 8,561 48,455
American Eagle Outfitters, Inc. 7,050 123,163
Asbury Automotive Group, Inc.
(a)
787 150,608
Autoliv, Inc. 2,903 266,060
AutoNation, Inc.
(a)
1,010 131,381
Bloomin' Brands, Inc. 3,345 78,072
Boyd Gaming Corp. 2,713 149,893
Bright Horizons Family Solutions, Inc.
(a)
2,211 163,747
Brunswick Corp. 2,668 185,346
Capri Holdings Ltd.
(a)
4,434 226,932
Carter's, Inc. 1,423 95,569
Cavco Industries, Inc.
(a)
314 78,346
Chegg, Inc.
(a)
4,440 33,433
Chewy, Inc., Class A
(a)(b)
4,465 86,308
Choice Hotels International, Inc. 962 106,301
Columbia Sportswear Co. 1,337 98,671
Cracker Barrel Old Country Store, Inc.
(b)
866 57,468
Crocs, Inc.
(a)
2,355 210,349
Dana, Inc. 4,931 56,608
Dillard's, Inc., Class A 131 40,669
Dorman Products, Inc.
(a)
1,073 66,719
Foot Locker, Inc. 3,119 65,468
Fox Factory Holding Corp.
(a)
1,626 132,470
Frontdoor, Inc.
(a)
3,065 88,670
GameStop Corp., Class A
(a)(b)
10,214 140,647
Gap, Inc. (The) 8,162 104,474
Gentex Corp. 8,919 255,797
Goodyear Tire & Rubber Co. (The)
(a)
10,852 129,139
Graham Holdings Co., Class B 141 81,599
Grand Canyon Education, Inc.
(a)
1,139 134,778
Group 1 Automotive, Inc. 536 135,249
H&R Block, Inc. 5,818 238,829
Harley-Davidson, Inc. 4,926 132,263
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 13.4% (continued)
Helen of Troy Ltd.
(a)
931 91,536
Hilton Grand Vacations, Inc.
(a)
2,780 99,941
Hyatt Hotels Corp., Class A 1,754 179,680
Installed Building Products, Inc. 907 101,285
KB Home 2,969 131,230
Kohl's Corp.
(b)
4,251 95,860
Kontoor Brands, Inc. 1,928 89,556
Krispy Kreme, Inc.
(b)
3,105 40,148
LCI Industries
(b)
967 104,910
Leggett & Platt, Inc. 5,117 119,891
LGI Homes, Inc.
(a)
766 72,395
Life Time Group Holdings, Inc.
(a)
2,325 27,481
Light & Wonder, Inc.
(a)
3,481 254,496
Lithia Motors, Inc., Class A 1,052 254,805
Macy's, Inc. 10,460 127,403
Marriott Vacations Worldwide Corp. 1,295 116,369
Mattel, Inc.
(a)
13,483 257,256
MDC Holdings, Inc. 2,256 85,615
Meritage Homes Corp. 1,404 160,084
Mister Car Wash, Inc.
(a)(b)
3,547 18,444
Mohawk Industries, Inc.
(a)
2,027 162,930
Murphy USA, Inc. 745 270,204
Newell Brands, Inc. 14,376 96,607
Nordstrom, Inc.
(b)
3,598 50,300
Norwegian Cruise Line Holdings Ltd.
(a)
16,251 221,014
Ollie's Bargain Outlet Holdings, Inc.
(a)
2,353 181,746
Papa John's International, Inc. 1,259 81,860
Peloton Interactive, Inc., Class A
(a)
12,741 60,647
Penn Entertainment, Inc.
(a)
5,809 114,612
Petco Health & Wellness Co., Inc., Class A
(a)
3,057 10,577
Planet Fitness, Inc., Class A
(a)
3,230 178,522
Polaris, Inc. 2,041 176,383
PVH Corp. 2,401 178,514
QuantumScape Corp., Class A
(a)(b)
12,892 67,296
Ralph Lauren Corp., Class A 1,519 170,933
Red Rock Resorts, Inc., Class A 1,892 74,829
RH
(a)(b)
590 128,596
SeaWorld Entertainment, Inc.
(a)
1,333 57,426
Shake Shack, Inc., Class A
(a)
1,434 80,361
Signet Jewelers Ltd. 1,728 120,666
Skechers USA, Inc., Class A
(a)
5,249 253,107
Skyline Champion Corp.
(a)
2,039 119,547
Sonos, Inc.
(a)
4,868 52,477
Steven Madden Ltd. 2,683 87,976
Taylor Morrison Home Corp., Class A
(a)
4,302 164,853
Tempur Sealy International, Inc. 6,728 268,649
Texas Roadhouse, Inc., Class A 2,550 258,927
Thor Industries, Inc. 2,042 179,553
Toll Brothers, Inc. 4,155 293,800
TopBuild Corp.
(a)
1,209 276,571
Topgolf Callaway Brands Corp.
(a)
5,470 66,843
Travel + Leisure Co. 2,772 94,331
Under Armour, Inc., Class A
(a)
7,203 49,340
Under Armour, Inc., Class C
(a)
7,591 48,810
Urban Outfitters, Inc.
(a)
2,197 76,060
Valvoline, Inc. 5,220 154,877
Victoria's Secret & Co.
(a)
2,858 51,101
Visteon Corp.
(a)
1,083 124,686
Wayfair, Inc., Class A
(a)(b)
3,438 146,493
Wendy's Co. (The) 6,460 122,869
Wingstop, Inc. 1,148 209,820
Wyndham Hotels & Resorts, Inc. 3,219 233,056

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 13.4% (continued)
YETI Holdings, Inc.
(a)
3,316 140,996
12,792,549
Consumer Staples – 3.5%
BellRing Brands, Inc.
(a)
5,022 219,612
Boston Beer Co., Inc. (The), Class A
(a)
362 120,890
Cal-Maine Foods, Inc. 1,530 69,324
Celsius Holdings, Inc.
(a)
1,881 286,081
Coca-Cola Consolidated, Inc. 181 115,190
e.l.f Beauty, Inc.
(a)
2,072 191,929
Edgewell Personal Care Co. 1,952 68,125
Energizer Holdings, Inc. 2,566 81,034
Flowers Foods, Inc. 7,355 161,295
Freshpet, Inc.
(a)(b)
1,843 105,788
Grocery Outlet Holding Corp.
(a)
3,776 104,482
Hostess Brands, Inc., Class A
(a)
5,076 169,538
Ingredion, Inc. 2,526 236,383
Inter Parfums, Inc. 689 87,579
J&J Snack Foods Corp. 583 91,304
Lancaster Colony Corp. 769 130,092
MGP Ingredients, Inc. 602 56,985
National Beverage Corp.
(a)
927 42,994
Olaplex Holdings, Inc.
(a)
4,582 6,507
Pilgrim's Pride Corp.
(a)
1,482 37,791
Post Holdings, Inc.
(a)
1,941 155,824
PriceSmart, Inc. 978 61,115
Reynolds Consumer Products, Inc. 2,061 52,411
Seaboard Corp. 9 31,563
Simply Good Foods Co. (The)
(a)
3,421 127,569
Spectrum Brands Holdings, Inc. 1,363 102,661
Sprouts Farmers Market, Inc.
(a)
3,924 164,887
TreeHouse Foods, Inc.
(a)
1,976 82,380
WD-40 Co. 519 109,717
Weis Markets, Inc. 632 41,143
3,312,193
Energy – 6.3%
Antero Midstream Corp. 12,929 159,544
Antero Resources Corp.
(a)
10,712 315,361
Cactus, Inc., Class A 2,485 116,646
California Resources Corp. 2,436 128,109
Callon Petroleum Co.
(a)(b)
2,141 79,966
Championx Corp. 7,513 231,400
Chord Energy Corp. 1,586 262,197
Civitas Resources, Inc. 3,250 245,147
CNX Resources Corp.
(a)
6,065 131,732
Comstock Resources, Inc.
(b)
3,629 45,725
CONSOL Energy, Inc. 1,099 100,987
CVR Energy, Inc. 1,116 36,549
Denbury, Inc.
(a)
1,947 173,069
DT Midstream, Inc. 3,692 199,257
Equitrans Midstream Corp. 16,659 147,765
Helmerich & Payne, Inc. 3,798 150,287
HighPeak Energy, Inc.
(b)
722 12,787
Kosmos Energy Ltd.
(a)
17,563 127,156
Liberty Energy, Inc., Class A 5,891 116,053
Magnolia Oil & Gas Corp., Class A
(b)
7,232 162,358
Matador Resources Co. 4,233 261,134
Murphy Oil Corp. 5,826 261,413
New Fortress Energy, Inc., Class A 2,508 75,992
Northern Oil & Gas, Inc. 3,423 131,238
NOV, Inc. 15,261 304,610
Patterson-UTI Energy, Inc. 12,266 155,778
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Energy – 6.3% (continued)
PBF Energy, Inc., Class A 4,189 199,103
Peabody Energy Corp. 4,262 100,541
Permian Resources Corp., Class A 10,670 155,462
Range Resources Corp. 9,221 330,481
SM Energy Co. 4,533 182,771
Southwestern Energy Co.
(a)
42,084 300,059
Transocean Ltd.
(a)
25,777 170,644
Valaris Ltd.
(a)
2,427 160,279
Weatherford International PLC
(a)
2,744 255,439
5,987,039
Financials – 15.8%
Affiliated Managers Group, Inc. 1,318 161,798
Affirm Holdings, Inc., Class A
(a)(b)
8,168 143,839
AGNC Investment Corp.
(b)(c)
23,156 170,891
American Equity Investment Life Holding Co.
(a)
2,373 125,674
Ameris Bancorp 2,492 92,952
Artisan Partners Asset Management, Inc.,
Class A 2,620 86,460
Associated Banc-Corp. 5,675 91,992
Assurant, Inc. 2,025 301,523
Assured Guaranty Ltd. 2,126 132,662
Atlantic Union Bankshares Corp. 2,880 82,973
Axis Capital Holdings Ltd. 2,917 166,561
Axos Financial, Inc.
(a)
1,988 71,628
BancFirst Corp. 539 43,718
Bank OZK 4,020 143,956
Blackstone Mortgage Trust, Inc., Class A
(b)(c)
6,591 131,490
Blue Owl Capital, Inc., Class A
(b)
15,389 189,746
BOK Financial Corp. 1,044 68,403
Brighthouse Financial, Inc.
(a)
2,502 113,341
Cadence Bank 6,977 147,773
Cathay General Bancorp 2,788 94,541
CNO Financial Group, Inc. 4,317 100,068
Cohen & Steers, Inc. 987 51,561
Columbia Banking System, Inc. 7,968 156,731
Comerica, Inc. 5,033 198,300
Commerce Bancshares, Inc. 4,341 190,396
Community Bank System, Inc. 2,056 82,137
Credit Acceptance Corp.
(a)
245 98,595
Cullen/Frost Bankers, Inc. 2,449 222,835
CVB Financial Corp. 5,048 78,850
Eastern Bankshares, Inc. 6,031 66,401
Enact Holdings, Inc. 1,184 32,631
Enstar Group Ltd.
(a)
508 120,381
Essent Group Ltd. 4,087 193,070
Euronet Worldwide, Inc.
(a)
1,800 138,312
Evercore, Inc., Class A 1,331 173,270
EVERTEC, Inc. 2,439 77,511
F&G Annuities & Life, Inc.
(b)
681 20,900
Federated Hermes, Inc., Class B 3,400 107,780
First American Financial Corp. 3,930 202,159
First BanCorp. 6,812 90,940
First Financial Bankshares, Inc. 4,824 116,017
First Hawaiian, Inc. 4,800 86,064
First Interstate BancSystem, Inc., Class A 3,186 73,501
FirstCash Holdings, Inc. 1,415 154,122
Flywire Corp.
(a)
4,024 108,205
FNB Corp. 13,804 147,565
Freedom Holding Corp.
(a)(b)
639 52,424
Glacier Bancorp, Inc. 4,248 128,247
Hamilton Lane, Inc., Class A 1,457 122,563

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 15.8% (continued)
Hancock Whitney Corp. 3,296 113,481
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(b)(c)
3,999 68,543
Hanover Insurance Group, Inc. (The) 1,361 159,523
Home BancShares, Inc. 7,210 147,445
Houlihan Lokey, Inc., Class A 1,970 198,024
Independent Bank Corp. 1,694 82,667
International Bancshares Corp. 2,048 89,764
Jackson Financial, Inc., Class A 2,786 102,274
Janus Henderson Group PLC 5,106 117,795
Jefferies Financial Group, Inc. 6,752 217,279
Kemper Corp. 2,323 92,641
Lincoln National Corp. 6,464 140,721
MGIC Investment Corp. 10,811 182,057
Moelis & Co., Class A
(b)
2,639 109,888
Mr. Cooper Group, Inc.
(a)
2,554 144,378
Navient Corp. 3,253 51,755
Nelnet, Inc., Class A 680 57,671
New York Community Bancorp, Inc. 27,510 260,795
Old National Bancorp 11,186 153,248
OneMain Holdings, Inc., Class A 4,609 165,601
Pacific Premier Bancorp, Inc. 3,676 69,844
PennyMac Financial Services, Inc. 1,109 74,525
Pinnacle Financial Partners, Inc. 2,932 182,840
Popular, Inc. 2,760 179,510
Primerica, Inc. 1,366 261,125
Prosperity Bancshares, Inc. 3,580 195,253
Radian Group, Inc. 5,983 151,609
Remitly Global, Inc.
(a)
5,044 135,835
Rithm Capital Corp.
(c)
18,506 172,661
RLI Corp. 1,533 204,257
Robinhood Markets, Inc., Class A
(a)
20,886 190,898
Ryan Specialty Holdings, Inc., Class A
(a)(b)
3,809 164,549
Selective Insurance Group, Inc. 2,314 240,911
ServisFirst Bancshares, Inc. 1,864 87,906
Shift4 Payments, Inc., Class A
(a)(b)
2,158 96,074
Simmons First National Corp., Class A 4,867 69,160
SLM Corp. 8,638 112,294
SoFi Technologies, Inc.
(a)(b)
36,117 272,683
SouthState Corp. 2,907 192,153
Starwood Property Trust, Inc.
(b)(c)
11,352 201,498
Stifel Financial Corp. 3,990 227,430
Synovus Financial Corp. 5,584 145,575
Texas Capital Bancshares, Inc.
(a)
1,853 102,026
TFS Financial Corp. 1,876 22,249
Toast, Inc., Class A
(a)(b)
13,774 220,246
TPG, Inc., Class A 2,328 64,346
Tradeweb Markets, Inc., Class A 4,380 394,244
UMB Financial Corp. 1,682 105,495
United Bankshares, Inc. 5,169 147,006
United Community Banks, Inc. 4,494 99,272
Valley National Bancorp 16,205 126,075
Voya Financial, Inc. 4,020 268,415
Walker & Dunlop, Inc. 1,277 82,750
Webster Financial Corp. 6,619 251,323
Western Alliance Bancorp 4,185 172,004
Western Union Co. (The) 14,313 161,594
White Mountains Insurance Group Ltd. 98 140,214
Wintrust Financial Corp. 2,462 183,887
WSFS Financial Corp. 2,371 83,933
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 15.8% (continued)
Zions Bancorp NA 5,652 174,364
15,037,040
Health Care – 10.4%
10X Genomics, Inc., Class A
(a)
3,941 139,039
Acadia Healthcare Co., Inc.
(a)
3,521 258,829
ACADIA Pharmaceuticals, Inc.
(a)
4,561 102,942
Agiliti, Inc.
(a)
1,373 7,730
Alkermes PLC
(a)
6,363 153,921
Amedisys, Inc.
(a)
1,238 113,265
Amicus Therapeutics, Inc.
(a)
9,681 106,201
AMN Healthcare Services, Inc.
(a)
1,454 110,300
Arrowhead Pharmaceuticals, Inc.
(a)
4,113 101,139
AtriCure, Inc.
(a)
1,801 62,387
Axonics, Inc.
(a)
1,943 99,501
Axsome Therapeutics, Inc.
(a)
1,457 90,742
Azenta, Inc.
(a)
2,298 104,444
Beam Therapeutics, Inc.
(a)(b)
2,582 54,584
Blueprint Medicines Corp.
(a)
2,307 135,790
Cerevel Therapeutics Holdings, Inc.
(a)
2,947 69,697
Certara, Inc.
(a)
4,128 50,320
CONMED Corp. 1,164 113,443
Corcept Therapeutics, Inc.
(a)
3,455 97,016
CorVel Corp.
(a)
347 67,297
CRISPR Therapeutics AG
(a)(b)
3,036 118,192
Cytokinetics, Inc.
(a)
3,676 128,145
Denali Therapeutics, Inc.
(a)
4,732 89,104
Doximity, Inc., Class A
(a)
4,805 98,166
Elanco Animal Health, Inc.
(a)
18,738 165,082
Encompass Health Corp. 3,829 239,542
Enovis Corp.
(a)
2,007 92,121
Ensign Group, Inc. (The) 2,213 213,776
Envista Holdings Corp.
(a)
6,257 145,600
Evolent Health, Inc., Class A
(a)
4,287 104,731
Exelixis, Inc.
(a)
12,164 250,457
Glaukos Corp.
(a)
1,849 126,102
Globus Medical, Inc., Class A
(a)
4,484 204,964
Guardant Health, Inc.
(a)
4,474 115,787
Haemonetics Corp.
(a)
1,926 164,153
Halozyme Therapeutics, Inc.
(a)
5,016 169,892
HealthEquity, Inc.
(a)
3,265 234,035
Hims & Hers Health, Inc.
(a)
5,363 32,071
ICU Medical, Inc.
(a)
771 75,604
Inari Medical, Inc.
(a)
1,965 119,295
Insmed, Inc.
(a)
5,488 137,529
Inspire Medical Systems, Inc.
(a)
1,115 164,083
Integer Holdings Corp.
(a)
1,277 103,654
Integra LifeSciences Holdings Corp.
(a)
2,683 96,481
Intellia Therapeutics, Inc.
(a)
3,384 84,769
Intra-Cellular Therapies, Inc.
(a)
3,420 170,179
Ionis Pharmaceuticals, Inc.
(a)(b)
5,457 241,581
iRhythm Technologies, Inc.
(a)
1,177 92,418
Krystal Biotech, Inc.
(a)
916 107,053
Lantheus Holdings, Inc.
(a)
2,604 168,218
LifeStance Health Group, Inc.
(a)
3,684 21,478
LivaNova PLC
(a)
2,051 100,602
Madrigal Pharmaceuticals, Inc.
(a)
587 77,120
Medpace Holdings, Inc.
(a)
887 215,248
Merit Medical Systems, Inc.
(a)
2,178 149,716
Mirati Therapeutics, Inc.
(a)
2,396 133,050
Natera, Inc.
(a)
4,130 163,011
Neogen Corp.
(a)
7,526 112,062

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 10.4% (continued)
NovoC ure Ltd.
(a)
3,621 48,159
Omnicell, Inc.
(a)
1,744 61,982
Option Care Health, Inc.
(a)
6,840 189,673
Organon & Co. 9,727 143,862
Pacific Biosciences of California, Inc.
(a)
8,745 54,044
Pacira BioSciences, Inc.
(a)
1,741 49,201
Patterson Cos., Inc. 3,252 99,056
Perrigo Co. PLC 5,173 142,982
Premier, Inc., Class A 4,567 87,778
Prestige Consumer Healthcare, Inc.
(a)
1,892 112,309
Privia Health Group, Inc.
(a)
3,915 82,293
Progyny, Inc.
(a)
3,172 97,888
PTC Therapeutics, Inc.
(a)
2,866 53,738
QuidelOrtho Corp.
(a)
1,888 115,319
R1 RCM, Inc.
(a)
7,554 89,062
Revance Therapeutics, Inc.
(a)
3,370 26,589
REVOLUTION Medicines, Inc.
(a)
3,772 74,686
Roivant Sciences Ltd.
(a)(b)
12,330 106,531
Sage Therapeutics, Inc.
(a)
2,007 37,591
Select Medical Holdings Corp. 4,006 91,056
Sotera Health Co.
(a)
3,881 49,133
STAAR Surgical Co.
(a)
1,863 77,911
Surgery Partners, Inc.
(a)(b)
2,540 58,750
Tandem Diabetes Care, Inc.
(a)
2,430 42,039
Teladoc Health, Inc.
(a)
6,313 104,417
Tenet Healthcare Corp.
(a)
3,879 208,302
TG Therapeutics, Inc.
(a)
5,361 41,441
TransMedics Group, Inc.
(a)
1,237 46,363
Ultragenyx Pharmaceutical, Inc.
(a)
2,750 97,350
Vaxcyte, Inc.
(a)
3,263 156,950
Vir Biotechnology, Inc.
(a)
3,309 26,240
9,936,353
Industrials – 19.5%
AAON, Inc. 2,576 140,340
ABM Industries, Inc. 2,555 100,514
Acuity Brands, Inc. 1,175 190,315
Advanced Drainage Systems, Inc. 2,631 281,070
AeroVironment, Inc.
(a)
987 113,169
Air Lease Corp., Class A 4,118 142,606
Alaska Air Group, Inc.
(a)
4,860 153,722
Albany International Corp., Class A 1,192 97,279
Alight, Inc., Class A
(a)
13,807 91,678
Allison Transmission Holdings, Inc. 3,372 170,016
API Group Corp.
(a)
8,134 210,427
Applied Industrial Technologies, Inc. 1,480 227,195
ArcBest Corp. 915 99,625
Arcosa, Inc. 1,874 129,437
Armstrong World Industries, Inc. 1,725 130,910
ASGN, Inc.
(a)
1,849 154,318
Atkore, Inc.
(a)
1,425 177,099
AZEK Co., Inc. (The), Class A
(a)
5,689 149,052
Beacon Roofing Supply, Inc.
(a)
1,993 141,842
Bloom Energy Corp., Class A
(a)(b)
7,857 81,713
Boise Cascade Co. 1,513 141,844
Brady Corp., Class A 1,721 88,563
Brink's Co. (The) 1,744 116,604
BWX Technologies, Inc. 3,493 259,460
CACI International, Inc., Class A
(a)
886 287,737
Casella Waste Systems, Inc., Class A
(a)
2,243 169,234
CBIZ, Inc.
(a)
1,919 99,711
ChargePoint Holdings, Inc.
(a)
11,052 28,072
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 19.5% (continued)
Chart Industries, Inc.
(a)(b)
1,603 186,317
Clarivate PLC
(a)(b)
16,774 107,018
Clean Harbors, Inc.
(a)
1,924 295,661
Comfort Systems USA, Inc. 1,363 247,862
Concentrix Corp. 1,643 125,213
Core & Main, Inc., Class A
(a)
4,018 120,861
Crane Co. 1,840 179,087
Curtiss-Wright Corp. 1,463 290,859
Donaldson Co., Inc. 4,617 266,216
Driven Brands Holdings, Inc.
(a)
2,370 26,971
Dun & Bradstreet Holdings, Inc. 8,903 77,990
Dycom Industries, Inc.
(a)
1,115 94,976
Encore Wire Corp. 630 112,663
EnerSys 1,573 134,617
Esab Corp. 2,159 136,665
ExlService Holdings, Inc.
(a)
6,354 165,903
Exponent, Inc. 1,928 141,303
Federal Signal Corp. 2,338 135,698
Flowserve Corp. 5,027 184,591
Fluor Corp.
(a)
5,493 182,862
Forward Air Corp. 988 63,637
Franklin Electric Co., Inc. 1,515 131,381
Frontier Group Holdings, Inc.
(a)
1,441 4,885
FTAI Aviation Ltd. 3,805 143,106
FTI Consulting, Inc.
(a)
1,299 275,726
Gates Industrial Corp. PLC
(a)
4,911 53,628
GATX Corp. 1,349 141,078
Generac Holdings, Inc.
(a)
2,378 199,918
GMS, Inc.
(a)
1,556 90,995
GXO Logistics, Inc.
(a)
4,486 226,588
Hayward Holdings, Inc.
(a)
4,685 49,193
Herc Holdings, Inc. 1,121 119,712
Hertz Global Holdings, Inc.
(a)
5,001 42,158
Hexcel Corp. 3,227 199,816
Hillenbrand, Inc. 2,622 99,715
Hub Group, Inc., Class A
(a)
1,176 80,850
ICF International, Inc. 659 83,515
Insperity, Inc. 1,386 146,694
ITT, Inc. 3,136 292,746
JetBlue Airways Corp.
(a)
13,156 49,467
Joby Aviation, Inc.
(a)(b)
14,135 74,491
John Bean Technologies Corp. 1,223 127,216
Kadant, Inc. 449 98,780
Kennametal, Inc. 3,014 69,654
Kirby Corp.
(a)
2,241 167,403
Korn Ferry 2,058 93,680
Landstar System, Inc. 1,373 226,243
Leonardo DRS, Inc.
(a)
2,027 38,655
Lyft, Inc., Class A
(a)
12,843 117,770
ManpowerGroup, Inc. 1,905 133,293
MasTec, Inc.
(a)
2,302 136,831
Matson, Inc. 1,361 118,475
MAXIMUS, Inc. 2,289 171,034
McGrath RentCorp 928 93,357
MDU Resources Group, Inc. 7,835 145,809
Mercury Systems, Inc.
(a)
1,911 68,758
Moog, Inc., Class A 1,146 132,993
MSA Safety, Inc. 1,404 221,664
MSC Industrial Direct Co., Inc., Class A 1,818 172,256
Mueller Industries, Inc. 4,360 164,416
nVent Electric PLC 6,333 304,807
Oshkosh Corp. 2,494 218,799

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 19.5% (continued)
Parsons Corp.
(a)
1,567 88,614
Paycor HCM, Inc.
(a)
2,729 58,892
Plug Power, Inc.
(a)(b)
20,596 121,310
RBC Bearings, Inc.
(a)
1,111 244,242
Resideo Technologies, Inc.
(a)
5,567 80,610
Rush Enterprises, Inc., Class A 2,416 85,961
Rush Enterprises, Inc., Class B 320 12,941
Ryder System, Inc. 1,739 169,622
Saia, Inc.
(a)
1,013 363,150
Schneider National, Inc., Class B 1,565 39,641
Science Applications International Corp. 2,051 224,051
Sensata Technologies Holding PLC 5,830 185,860
Simpson Manufacturing Co., Inc. 1,633 217,483
SiteOne Landscape Supply, Inc.
(a)
1,746 240,546
Spirit AeroSystems Holdings, Inc., Class A 3,947 89,202
SPX Technologies, Inc.
(a)
1,734 138,928
Stericycle, Inc.
(a)
3,552 146,484
SunPower Corp., Class A
(a)(b)
3,369 14,386
Sunrun, Inc.
(a)
8,367 80,742
Terex Corp. 2,535 116,103
Timken Co. (The) 2,497 172,593
Trex Co., Inc.
(a)
4,096 230,236
TriNet Group, Inc.
(a)
1,251 128,540
UFP Industries, Inc. 2,363 224,887
UniFirst Corp. 579 95,205
Valmont Industries, Inc. 804 158,316
Verra Mobility Corp., Class A
(a)
6,472 127,951
Vertiv Holdings Co., Class A 13,375 525,236
Watts Water Technologies, Inc., Class A 1,049 181,488
Werner Enterprises, Inc. 2,574 93,488
WESCO International, Inc. 1,691 216,786
Woodward, Inc. 2,302 287,059
XPO, Inc.
(a)
4,423 335,308
Zurn Elkay Water Solutions Corp. 5,333 141,111
18,615,049
Information Technology – 13.8%
ACI Worldwide, Inc.
(a)
4,175 85,045
Advanced Energy Industries, Inc. 1,426 124,433
Alarm.com Holdings, Inc.
(a)
1,914 97,863
Allegro MicroSystems, Inc.
(a)
2,729 70,845
Altair Engineering, Inc., Class A
(a)
2,062 128,091
Alteryx, Inc., Class A
(a)
2,427 77,688
Ambarella, Inc.
(a)
1,438 64,696
Amkor Technology, Inc. 3,965 82,710
Appfolio, Inc., Class A
(a)
749 140,490
AppLovin Corp., Class A
(a)
5,168 188,322
Arrow Electronics, Inc.
(a)
2,126 241,110
Asana, Inc., Class A
(a)
2,942 54,339
Avnet, Inc. 3,492 161,784
Axcelis Technologies, Inc.
(a)
1,248 159,120
Badger Meter, Inc. 1,116 154,622
Belden, Inc. 1,590 112,731
Blackbaud, Inc.
(a)
1,646 107,648
BlackLine, Inc.
(a)
1,934 94,959
Box, Inc., Class A
(a)
5,517 137,153
Calix, Inc.
(a)
2,248 74,454
CCC Intelligent Solutions Holdings, Inc.
(a)
7,781 83,801
Ciena Corp.
(a)
5,707 240,835
Cirrus Logic, Inc.
(a)
2,090 139,884
Clear Secure, Inc., Class A 3,139 52,798
Coherent Corp.
(a)
4,972 147,171
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 13.8% (continued)
CommVault Systems, Inc.
(a)
1,675 109,461
Confluent, Inc., Class A
(a)
8,089 233,853
Crane NXT Co. 1,809 94,068
DigitalOcean Holdings, Inc.
(a)(b)
1,945 39,795
Diodes, Inc.
(a)
1,737 113,044
Dolby Laboratories, Inc., Class A 2,276 184,219
DoubleVerify Holdings, Inc.
(a)
4,793 133,389
Dropbox, Inc., Class A
(a)
9,852 259,108
DXC Technology Co.
(a)
7,860 158,536
Elastic NV
(a)
3,051 228,947
EngageSmart, Inc.
(a)
1,747 39,570
Envestnet, Inc.
(a)
1,907 70,559
Extreme Networks, Inc.
(a)
4,883 100,687
Fabrinet
(a)
1,389 215,295
Five9, Inc.
(a)
2,757 159,548
Gitlab, Inc., Class A
(a)
3,057 132,307
Guidewire Software, Inc.
(a)
3,111 280,394
Impinj, Inc.
(a)
865 55,888
Informatica, Inc., Class A
(a)
1,551 29,748
Insight Enterprises, Inc.
(a)
1,190 170,527
Instructure Holdings, Inc.
(a)
732 18,029
Intapp, Inc.
(a)(b)
997 34,097
IPG Photonics Corp.
(a)
1,142 98,098
Itron, Inc.
(a)
1,741 99,724
Jamf Holding Corp.
(a)(b)
1,959 31,462
Kulicke & Soffa Industries, Inc. 2,267 94,330
Kyndryl Holdings, Inc.
(a)
8,736 127,808
Littelfuse, Inc. 948 205,403
Lumentum Holdings, Inc.
(a)
2,626 102,965
MACOM Technology Solutions Holdings, Inc.
(a)
2,056 145,030
MicroStrategy, Inc., Class A
(a)(b)
462 195,606
MKS Instruments, Inc. 2,401 157,650
N-able, Inc.
(a)
2,685 34,798
nCino, Inc.
(a)
2,332 65,529
NCR Voyix Corp.
(a)
5,031 76,924
New Relic, Inc.
(a)
2,068 179,234
Novanta, Inc.
(a)
1,364 180,130
Nutanix, Inc., Class A
(a)
8,999 325,674
Onto Innovation, Inc.
(a)
1,877 210,918
PagerDuty, Inc.
(a)
3,556 71,725
Pegasystems, Inc. 1,620 69,239
Perficient, Inc.
(a)
1,345 78,266
Plexus Corp.
(a)
1,051 103,334
Power Integrations, Inc. 2,176 150,862
PowerSchool Holdings, Inc., Class A
(a)
2,214 44,103
Progress Software Corp. 1,669 85,753
Pure Storage, Inc., Class A
(a)
11,045 373,431
Qualys, Inc.
(a)
1,414 216,271
Rambus, Inc.
(a)
4,169 226,502
Rapid7, Inc.
(a)
2,329 108,275
RingCentral, Inc., Class A
(a)
3,245 86,252
Rogers Corp.
(a)
642 78,895
Sanmina Corp.
(a)
2,186 111,202
SentinelOne, Inc., Class A
(a)
9,102 142,264
Silicon Laboratories, Inc.
(a)
1,222 112,644
SiTime Corp.
(a)
651 64,970
Smartsheet, Inc., Class A
(a)
5,120 202,445
Sprout Social, Inc., Class A
(a)
1,853 80,198
SPS Commerce, Inc.
(a)
1,431 229,447
Squarespace, Inc., Class A
(a)
1,732 49,206
Super Micro Computer, Inc.
(a)
1,744 417,636
Synaptics, Inc.
(a)
1,523 127,414

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 13.8% (continued)
Tenable Holdings, Inc.
(a)
4,382 184,526
Teradata Corp.
(a)
3,757 160,499
UiPath, Inc., Class A
(a)
15,316 237,857
Universal Display Corp. 1,658 230,760
Varonis Systems, Inc., Class B
(a)
4,189 140,918
Verint Systems, Inc.
(a)
2,423 45,577
Viasat, Inc.
(a)(b)
2,869 52,904
Viavi Solutions, Inc.
(a)
8,314 64,683
Vishay Intertechnology, Inc. 4,807 106,908
Vontier Corp. 5,912 174,759
Wolfspeed, Inc.
(a)(b)
4,742 160,469
Workiva, Inc., Class A
(a)
1,806 157,285
Xerox Holdings Corp. 4,261 54,711
13,217,134
Materials – 5.6%
Alcoa Corp. 6,807 174,532
Alpha Metallurgical Resources, Inc. 465 102,281
AptarGroup, Inc. 2,507 306,531
Arch Resources, Inc. 696 104,978
Ashland, Inc. 2,021 154,869
ATI, Inc.
(a)
4,963 187,453
Avient Corp. 3,610 114,148
Axalta Coating Systems Ltd.
(a)
8,485 222,562
Balchem Corp. 1,231 143,091
Berry Global Group, Inc. 4,512 248,160
Cabot Corp. 2,121 141,004
Carpenter Technology Corp. 1,856 116,408
Chemours Co. (The) 5,657 136,390
Commercial Metals Co. 4,462 188,698
Eagle Materials, Inc. 1,353 208,240
Element Solutions, Inc. 8,488 154,736
Graphic Packaging Holding Co. 11,733 252,377
Greif, Inc., Class A 948 60,198
Greif, Inc., Class B 180 11,531
HB Fuller Co. 2,060 136,269
Hecla Mining Co. 22,189 90,309
Huntsman Corp. 6,321 147,469
Ingevity Corp.
(a)
1,304 52,525
Innospec, Inc. 935 91,630
Livent Corp.
(a)(b)
6,904 100,729
Louisiana-Pacific Corp. 2,451 125,687
MP Materials Corp.
(a)(b)
5,401 88,576
NewMarket Corp. 262 126,323
O-I Glass, Inc., Class I
(a)
5,813 89,811
Quaker Chemical Corp. 523 75,166
Scotts Miracle-GRO Co. (The)
(b)
1,570 69,771
Sealed Air Corp. 5,497 169,253
Sensient Technologies Corp. 1,614 91,062
Silgan Holdings, Inc. 3,220 128,993
Sonoco Products Co. 3,741 193,821
Stepan Co. 814 60,887
Summit Materials, Inc., Class A
(a)
4,543 149,465
United States Steel Corp. 8,518 288,675
Worthington Industries, Inc. 1,138 70,124
5,374,732
Real Estate – 5.9%
Agree Realty Corp.
(c)
3,678 205,747
Apartment Income REIT Corp.
(c)
5,724 167,198
Apple Hospitality REIT, Inc.
(c)
8,129 127,463
Brixmor Property Group, Inc.
(c)
11,896 247,318
Broadstone NET Lease, Inc., Class A
(c)
7,173 101,498
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Real Estate – 5.9% (continued)
Copt Defense Properties
(c)
4,221 96,239
Cousins Properties, Inc.
(c)
5,805 103,735
Cushman & Wakefield PLC
(a)
6,305 46,468
Douglas Emmett, Inc.
(c)
6,402 71,766
EastGroup Properties, Inc.
(c)
1,772 289,279
EPR Properties
(c)
2,877 122,848
Equity Commonwealth
(c)
4,173 79,037
Essential Properties Realty Trust, Inc.
(c)
5,862 128,671
First Industrial Realty Trust, Inc.
(c)
5,052 213,699
Four Corners Property Trust, Inc.
(c)
3,452 73,528
Highwoods Properties, Inc.
(c)
4,031 72,114
Howard Hughes Holdings, Inc.
(a)
1,250 82,912
Independence Realty Trust, Inc.
(c)
8,576 106,257
Jones Lang LaSalle, Inc.
(a)
1,821 232,942
Kennedy-Wilson Holdings, Inc. 4,502 57,941
Kilroy Realty Corp.
(c)
4,008 114,549
Kite Realty Group Trust
(c)
8,399 179,067
LXP Industrial Trust, Class B
(c)
11,199 88,584
Macerich Co. (The)
(c)
8,059 78,333
Medical Properties Trust, Inc.
(b)(c)
22,800 108,984
National Health Investors, Inc.
(c)
1,679 84,017
National Storage Affiliates Trust
(c)
3,155 89,981
OMEGA Healthcare Investors, Inc.
(c)
9,298 307,764
Outfront Media, Inc.
(c)
5,562 54,285
Park Hotels & Resorts, Inc.
(c)
8,115 93,566
Phillips Edison & Co., Inc.
(b)(c)
4,486 158,401
Physicians Realty Trust
(c)
9,093 98,750
PotlatchDeltic Corp.
(c)
3,070 131,549
Rayonier, Inc.
(c)
5,128 129,431
Ryman Hospitality Properties, Inc.
(c)
2,349 201,074
Sabra Health Care REIT, Inc.
(c)
8,890 121,260
SITE Centers Corp.
(c)
6,887 80,302
Spirit Realty Capital, Inc.
(c)
5,393 194,094
St. Joe Co. (The) 1,359 63,384
STAG Industrial, Inc.
(c)
6,840 227,225
Sunstone Hotel Investors, Inc.
(c)
7,754 72,112
Terreno Realty Corp.
(c)
3,206 170,816
Vornado Realty Trust
(b)(c)
6,018 115,546
5,589,734
Utilities – 2.8%
ALLETE, Inc. 2,195 117,520
American States Water Co. 1,413 110,285
Avista Corp. 2,947 93,390
Black Hills Corp. 2,550 123,293
California Water Service Group 2,215 107,826
Chesapeake Utilities Corp. 678 60,078
Clearway Energy, Inc., Class A 1,375 28,009
Clearway Energy, Inc., Class C 3,162 68,647
Hawaiian Electric Industries, Inc. 4,199 54,503
IDACORP, Inc. 1,924 182,222
MGE Energy, Inc. 1,367 97,918
National Fuel Gas Co. 3,503 178,478
New Jersey Resources Corp. 3,721 150,998
Northwestern Energy Group, Inc. 2,293 110,087
ONE Gas, Inc.
(b)
2,118 127,927
Ormat Technologies, Inc. 2,040 125,542
Otter Tail Corp. 1,603 123,335
PNM Resources, Inc. 3,302 139,543
Portland General Electric Co. 3,852 154,157
SJW Group 1,104 68,978
Southwest Gas Holdings, Inc. 2,294 134,451

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Utilities – 2.8% (continued)
Spire, Inc. 2,010 111,816
Sunnova Energy International, Inc.
(a)(b)
3,878 35,406
UGI Corp. 7,969 165,755
2,670,164
Total Common Stocks (cost $108,739,969) 95,164,738
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.32%
(d)(e)
(cost $124,243) 124,243 124,243
Investment of Cash Collateral for Securities Loaned – 2.0%
Registered Investment Companies – 2.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.32%
(d)(e)
(cost $1,934,033) 1,934,033 1,934,033
Total Investments (cost $110,798,245) 101.9% 97,223,014
Liabilities, Less Cash and Receivables (1.9)% (1,855,104)
Net Assets 100.0% 95,367,910
REIT—Real Estate Investment Trust
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At October 31, 2023, the value of the fund’s securities on loan was $4,892,337 and the value of the collateral was $4,905,981, consisting of cash collateral of
$1,934,033 and U.S. Government & Agency securities valued at $2,971,948. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(e)
The rate shown is the 1-day yield as of October 31, 2023.
Portfolio Summary (Unaudited)
†
Value (%)
Industrials 19.5
Financials 15.8
Information Technology 13.8
Consumer Discretionary 13.4
Health Care 10.4
Energy 6.3
Real Estate 5.9
Materials 5.6
Consumer Staples 3.5
Utilities 2.8
Communication Services 2.8
Registered Investment Companies 2.1
101.9
†
Based on net assets.

See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:
Description
Value ($)
10/31/22 Purchases ($)
1
Sales ($)
Value ($)
10/31/23
Dividends/
Distributions ($)
Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 65,751 4,014,188 (3,955,696) 124,243 10,125
Investment of Cash Collateral for Securities Loaned – 2.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 714,417 14,937,335 (13,717,719) 1,934,033 107,330
2
Total – 2.1% 780,168 18,951,523 (17,673,415) 2,058,276 117,455
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
Russell 2000 E-mini 2 12/15/2023 178,996 166,840 (12,156)
Gross Unrealized Depreciation (12,156)

STATEMENT OF INVESTMENTS
October 31, 2023
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 99.0%
Australia – 6.3%
ANZ Group Holdings Ltd. 90,205 1,411,274
APA Group 41,598 217,024
Aristocrat Leisure Ltd. 19,294 470,684
ASX Ltd. 5,316 188,924
BHP Group Ltd. 12,756 361,892
BHP Group Ltd. 142,779 4,022,835
Brambles Ltd. 41,945 348,170
Cochlear Ltd. 2,071 315,803
Coles Group Ltd. 42,118 407,206
Commonwealth Bank of Australia 50,966 3,115,915
Computershare Ltd. 17,651 277,047
CSL Ltd. 14,819 2,180,065
Endeavour Group Ltd. 44,304 138,573
Fortescue Metals Group Ltd. 52,953 747,659
Goodman Group
(a)
52,457 688,843
Insurance Australia Group Ltd. 73,255 262,983
Macquarie Group Ltd. 10,807 1,101,501
Mineral Resources Ltd. 5,019 183,549
National Australia Bank Ltd. 95,118 1,689,287
Northern Star Resources Ltd. 33,851 250,550
Origin Energy Ltd. 52,280 302,214
Pilbara Minerals Ltd. 86,822 201,745
QBE Insurance Group Ltd. 44,683 441,341
Ramsay Health Care Ltd. 5,129 158,085
REA Group Ltd. 1,596 145,220
Rio Tinto Ltd. 11,924 887,694
Santos Ltd. 100,027 485,759
Scentre Group
(a)
175,657 270,259
Sonic Healthcare Ltd. 14,762 268,714
South32 Ltd. 126,030 264,923
Suncorp Group Ltd. 38,366 325,020
Telstra Group Ltd. 124,654 300,704
Transurban Group 96,053 718,847
Wesfarmers Ltd. 34,615 1,107,224
Westpac Banking Corp. 108,129 1,410,319
Wisetech Global Ltd. 5,634 207,467
Woodside Energy Group Ltd. 2,305 50,038
Woodside Energy Group Ltd. 55,728 1,208,840
Woolworths Group Ltd. 37,643 839,424
27,973,621
Austria – 0.2%
Erste Group Bank AG 10,825 386,170
OMV AG 4,194 183,352
Verbund AG 2,586 224,140
793,662
Belgium – 0.8%
Ageas SA/NV 5,393 206,697
Anheuser-Busch InBev SA/NV 32,059 1,817,333
D'ieteren Group 718 106,326
Elia Group SA 1,151 109,069
Groupe Bruxelles Lambert NV 3,083 224,853
KBC Group NV 10,183 558,624
Solvay SA, Class A 2,192 231,093
UCB SA 3,695 269,723
Umicore SA 4,805 114,022
3,637,740
Canada – 9.9%
Agnico Eagle Mines Ltd. 15,063 705,707
Alimentation Couche-Tard, Inc. 22,686 1,233,615
Bank of Montreal 21,443 1,618,593
Bank of Nova Scotia (The) 36,939 1,494,057
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Canada – 9.9% (continued)
Barrick Gold Corp. 54,589 870,986
BCE, Inc. 9,723 360,555
Brookfield Corp., Class A 44,622 1,298,562
Canadian Imperial Bank of Commerce 28,694 1,010,930
Canadian National Railway Co. 18,109 1,914,017
Canadian Natural Resources Ltd. 33,520 2,126,253
Canadian Pacific Kansas City Ltd. 28,462 2,018,634
Cenovus Energy, Inc. 41,013 780,525
CGI, Inc., Class A
(b)
6,375 614,792
Constellation Software, Inc. 601 1,203,520
Dollarama, Inc. 8,691 592,860
Enbridge, Inc. 61,183 1,958,561
Fairfax Financial Holdings Ltd. 683 567,767
First Quantum Minerals Ltd. 16,492 190,907
Fortis, Inc. 15,595 618,520
Franco-Nevada Corp. 5,908 717,940
George Weston Ltd. 1,876 203,269
Great-West Lifeco, Inc. 8,255 228,458
Hydro One Ltd.
(c)
10,145 262,787
Imperial Oil Ltd. 5,243 298,472
Intact Financial Corp. 5,368 753,395
Loblaw Cos. Ltd. 4,537 370,673
Magna International, Inc. 7,875 378,023
Manulife Financial Corp. 55,092 957,984
National Bank of Canada 10,661 662,122
Nutrien Ltd. 15,188 814,840
Pembina Pipeline Corp. 18,347 564,055
Power Corp. of Canada 16,598 399,452
Restaurant Brands International, Inc. 9,669 648,779
Rogers Communications, Inc., Class B 11,176 413,631
Royal Bank of Canada 43,125 3,440,681
Shopify, Inc., Class A
(b)
36,594 1,726,304
Sun Life Financial, Inc. 17,756 810,131
Suncor Energy, Inc. 39,931 1,291,771
TC Energy Corp. 30,516 1,049,843
Teck Resources Ltd., Class B 14,212 501,630
TELUS Corp. 15,597 251,215
Thomson Reuters Corp. 4,424 529,350
Toronto-Dominion Bank (The) 56,843 3,171,661
Tourmaline Oil Corp., Class Common
Subscription Receipt 10,016 529,064
Waste Connections, Inc. 7,811 1,010,296
Wheaton Precious Metals Corp. 13,486 568,972
WSP Global, Inc. 3,658 478,221
44,212,380
Chile – 0.0%
Antofagasta PLC 10,559 172,332
China – 0.2%
Wuxi Biologics Cayman, Inc.
(b)(c)
112,000 695,652
Denmark – 3.0%
AP Moller - Maersk A/S, Class A 72 117,258
AP Moller - Maersk A/S, Class B 163 270,653
Carlsberg A/S, Class B 2,714 322,850
Coloplast A/S, Class B 3,285 341,928
Danske Bank A/S 20,990 491,209
DSV A/S 5,420 807,472
Genmab A/S
(b)
2,054 578,850
Novo Nordisk A/S, Class B 98,883 9,480,310
Orsted A/S
(c)
5,393 259,517

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Denmark – 3.0% (continued)
Tryg A/S 11,474 223,668
Vestas Wind Systems A/S
(b)
31,324 675,422
13,569,137
Finland – 1.0%
Elisa OYJ 4,828 204,537
Fortum OYJ 12,597 149,129
Kone OYJ, Class B 11,865 512,816
Neste OYJ 12,715 426,176
Nokia OYJ 156,203 518,437
Nordea Bank Abp 108,914 1,143,472
Sampo OYJ, Class A 14,411 565,278
Stora ENSO OYJ, Class A 646 7,887
Stora ENSO OYJ, Class R 20,411 244,331
UPM-Kymmene OYJ 16,347 548,949
4,321,012
France – 10.7%
Aeroports de Paris SA 1,201 134,309
Air Liquide SA 16,018 2,737,419
Airbus SE 18,810 2,510,730
AXA SA 53,421 1,578,513
BNP Paribas SA 33,206 1,905,518
Bollore SE 25,696 139,878
Capgemini SE 4,754 836,662
Carrefour SA 16,714 292,915
Cie de Saint-Gobain SA 15,741 855,209
CIE Generale des Etablissements Michelin SCA 21,608 639,970
Credit Agricole SA 35,111 422,266
Danone SA 18,993 1,127,250
Dassault Aviation SA 707 140,119
Dassault Systemes SE 20,114 825,230
Edenred SE 7,551 400,987
Engie SA 53,589 849,884
EssilorLuxottica SA 8,717 1,572,261
Hermes International SCA 1,023 1,902,682
Kering SA 2,059 833,986
Legrand SA 8,171 703,725
L'Oréal SA 7,017 2,938,244
LVMH Moet Hennessy Louis Vuitton SE 8,006 5,707,873
Orange SA 57,052 669,980
Pernod Ricard SA 6,074 1,075,391
Publicis Groupe SA 7,136 540,968
Safran SA 10,608 1,648,491
Sanofi SA 33,977 3,077,815
Sartorius Stedim Biotech 746 139,214
Schneider Electric SE 16,485 2,526,235
Societe Generale SA 21,677 484,489
Sodexo SA 2,568 271,113
STMicroelectronics NV 19,972 759,555
Thales SA 2,897 426,097
TotalEnergies SE 71,095 4,749,336
Veolia Environnement SA 18,775 512,603
Vinci SA 15,631 1,726,222
47,663,139
Germany – 6.6%
adidas AG 5,057 893,729
Allianz SE 12,324 2,877,558
BASF SE 26,565 1,222,433
Bayer AG 30,205 1,298,144
Bayerische Motoren Werke AG 8,986 832,331
Beiersdorf AG 2,977 390,348
Daimler Truck Holding AG 15,805 494,830
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Germany – 6.6% (continued)
Deutsche Bank AG 62,612 685,372
Deutsche Boerse AG 5,853 960,167
Deutsche Post AG 28,012 1,088,420
Deutsche Telekom AG 106,851 2,312,487
E.ON SE 68,144 808,160
Fresenius SE & Co. KGaA 12,551 321,579
Hannover Rueck SE 1,856 408,643
Henkel AG & Co. KGaA 2,872 181,111
Infineon Technologies AG 40,225 1,168,182
Mercedes-Benz Group AG 24,626 1,442,831
Merck KGaA 3,929 591,175
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 4,150 1,660,316
RWE AG 20,848 796,176
SAP SE 31,072 4,162,552
Siemens AG 23,004 3,038,443
Siemens Energy AG
(b)
15,083 133,441
Siemens Healthineers AG
(c)
9,070 444,071
Symrise AG, Class A 4,150 421,988
Vonovia SE 24,298 557,323
29,191,810
Hong Kong – 2.1%
AIA Group Ltd. 351,600 3,048,854
Budweiser Brewing Co. APAC Ltd.
(c)
60,100 114,292
CK Asset Holdings Ltd. 62,500 312,316
CK Hutchison Holdings Ltd. 84,000 424,584
CLP Holdings Ltd. 53,500 391,442
Galaxy Entertainment Group Ltd. 66,000 369,872
Hang Seng Bank Ltd. 21,500 246,335
Henderson Land Development Co. Ltd. 32,000 83,429
Hong Kong & China Gas Co. Ltd. 351,507 244,832
Hong Kong Exchanges & Clearing Ltd. 36,800 1,293,357
Jardine Matheson Holdings Ltd. 6,200 250,790
Link REIT
(a)
75,503 346,415
MTR Corp. Ltd.
(d)
43,000 160,743
Prudential PLC 84,343 877,920
Sun Hung Kai Properties Ltd. 47,000 482,638
Techtronic Industries Co. Ltd. 42,000 382,716
Wharf Real Estate Investment Co. Ltd. 41,000 143,311
9,173,846
Ireland – 0.5%
Experian PLC 27,752 838,857
Flutter Entertainment PLC
(b)
5,391 843,065
James Hardie Industries PLC, CDI
(b)
13,380 331,154
Kerry Group PLC, Class A 4,580 352,818
2,365,894
Israel – 0.4%
Azrieli Group Ltd. 1,108 47,573
Bank Hapoalim BM 36,948 263,670
Bank Leumi Le-Israel BM 48,424 311,092
Elbit Systems Ltd. 701 130,010
ICL Group Ltd. 21,389 103,626
Mizrahi Tefahot Bank Ltd. 4,183 129,247
Nice Ltd.
(b)
1,933 298,440
Teva Pharmaceutical Industries Ltd.
(b)
33,251 281,177
1,564,835
Italy – 2.1%
Assicurazioni Generali SpA 34,396 681,507
Davide Campari-Milano NV 17,212 189,755
ENEL SpA 231,079 1,462,578
ENI SpA 73,452 1,197,816

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Italy – 2.1% (continued)
Ferrari NV 3,858 1,164,247
FinecoBank Banca Fineco SpA 19,060 223,928
Infrastrutture Wireless Italiane SpA
(c)
11,100 121,082
Intesa Sanpaolo SpA 496,790 1,289,931
Moncler SpA 6,326 327,243
Nexi SpA
(b)(c)
27,206 157,472
Poste Italiane SpA
(c)
12,695 125,330
Prysmian SpA 8,301 309,641
Recordati Industria Chimica e Farmaceutica
SpA 2,885 132,956
Snam SpA 60,759 278,083
Terna Rete Elettrica Nazionale SpA 42,889 327,582
UniCredit SpA 55,047 1,374,619
9,363,770
Japan – 22.4%
Advantest Corp. 23,800 599,538
AEON Co. Ltd. 26,600 556,256
AGC, Inc. 7,200 242,987
Aisin Corp. 5,200 178,615
Ajinomoto Co., Inc. 16,100 582,575
ANA Holdings, Inc.
(b)
4,800 93,563
Asahi Group Holdings Ltd. 15,200 545,592
Asahi Kasei Corp. 41,100 250,598
Astellas Pharma, Inc. 55,200 692,529
Bandai Namco Holdings, Inc. 21,000 430,275
Bridgestone Corp. 17,600 658,584
Canon, Inc. 30,400 712,803
Capcom Co. Ltd. 4,700 150,175
Central Japan Railway Co. 31,700 710,840
Chubu Electric Power Co., Inc. 23,500 282,801
Chugai Pharmaceutical Co. Ltd. 19,600 577,213
Dai Nippon Printing Co. Ltd. 8,300 214,234
Daifuku Co. Ltd. 12,700 206,838
Dai-ichi Life Holdings, Inc. 29,900 627,042
Daiichi Sankyo Co. Ltd. 59,900 1,525,928
Daikin Industries Ltd. 9,000 1,285,417
Daito Trust Construction Co. Ltd. 1,900 202,615
Daiwa House Industry Co. Ltd. 20,700 564,092
Daiwa Securities Group, Inc. 44,800 255,586
Denso Corp. 60,800 883,024
Dentsu Group, Inc. 7,100 203,935
Disco Corp. 2,700 466,298
East Japan Railway Co. 11,500 597,762
Eisai Co. Ltd. 9,100 478,359
ENEOS Holdings, Inc. 89,600 329,954
FANUC Corp. 28,300 682,623
Fast Retailing Co. Ltd. 6,500 1,417,214
Fujifilm Holdings Corp. 12,700 687,894
Fujitsu Ltd. 5,200 666,631
Hamamatsu Photonics KK 4,300 157,781
Hankyu Hanshin Holdings, Inc. 8,100 252,822
Hitachi Ltd. 28,700 1,795,965
Honda Motor Co. Ltd. 152,400 1,516,000
Hoya Corp. 10,900 1,031,738
Idemitsu Kosan Co. Ltd. 7,200 162,546
INPEX Corp. 31,400 452,511
Isuzu Motors Ltd. 19,300 211,612
ITOCHU Corp. 44,400 1,575,233
Japan Airlines Co. Ltd. 3,900 71,178
Japan Exchange Group, Inc. 16,000 313,196
Japan Post Bank Co. Ltd. 41,800 386,273
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Japan – 22.4% (continued)
Japan Post Holdings Co. Ltd. 60,900 536,436
Japan Tobacco, Inc. 32,600 757,929
JFE Holdings, Inc. 17,500 240,871
Kajima Corp. 13,900 227,529
Kansai Electric Power Co., Inc. (The) 25,300 321,836
KAO Corp. 13,800 500,625
KDDI Corp. 45,200 1,339,182
Keyence Corp. 6,100 2,342,203
Kikkoman Corp. 5,700 320,709
Kintetsu Group Holdings Co. Ltd. 5,400 151,148
Kirin Holdings Co. Ltd. 24,600 344,281
Kobe Bussan Co. Ltd. 4,700 116,162
Komatsu Ltd. 29,800 681,418
Konami Group Corp. 3,000 153,600
Kose Corp. 700 45,792
Kubota Corp. 31,500 418,905
Kyocera Corp. 10,700 520,993
Kyowa Kirin Co. Ltd. 8,300 129,231
Lasertec Corp. 2,400 399,432
Ly Corp. 82,200 207,501
M3, Inc. 14,400 220,024
Makita Corp. 9,000 229,450
Marubeni Corp. 52,400 753,588
MatsukiyoCocokara & Co. 11,200 195,091
MEIJI Holdings Co. Ltd. 8,800 216,041
Minebea Mitsumi, Inc. 14,000 215,346
Misumi Group, Inc. 9,500 141,736
Mitsubishi Chemical Group Corp. 45,100 252,562
Mitsubishi Corp. 43,800 2,011,483
Mitsubishi Electric Corp. 66,500 736,596
Mitsubishi Estate Co. Ltd. 41,200 520,696
Mitsubishi HC Capital, Inc. 27,800 181,527
Mitsubishi Heavy Industries Ltd. 10,500 533,303
Mitsubishi UFJ Financial Group, Inc. 387,900 3,219,587
Mitsui & Co. Ltd. 47,200 1,688,286
Mitsui Fudosan Co. Ltd. 28,700 615,332
Mitsui OSK Lines Ltd. 10,800 276,908
Mizuho Financial Group, Inc. 77,460 1,301,954
MonotaRO Co. Ltd. 6,900 54,696
MS&AD Insurance Group Holdings, Inc. 13,600 493,280
Murata Manufacturing Co. Ltd. 57,600 942,283
NEC Corp. 8,100 385,358
Nexon Co. Ltd. 13,800 250,176
Nidec Corp. 15,800 565,564
Nintendo Co. Ltd. 35,600 1,462,363
Nippon Building Fund, Inc.
(a)
54 216,435
Nippon Paint Holdings Co. Ltd. 32,900 218,761
Nippon Sanso Holdings Corp. 6,800 169,321
Nippon Steel Corp. 29,200 623,160
Nippon Telegraph & Telephone Corp. 917,200 1,070,758
Nippon Yusen KK 15,300 371,475
Nissan Chemical Corp. 4,700 189,154
Nissan Motor Co. Ltd. 73,700 276,123
Nissin Foods Holdings Co. Ltd. 2,400 208,393
Nitori Holdings Co. Ltd. 2,600 281,726
Nitto Denko Corp. 4,400 281,325
Nomura Holdings, Inc. 89,300 341,940
Nomura Research Institute Ltd. 14,000 364,594
NTT Data Group Corp. 18,600 226,413
OBIC Co. Ltd. 1,900 279,082
Olympus Corp. 39,500 521,381
Omron Corp. 5,900 208,309

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Japan – 22.4% (continued)
ONO Pharmaceutical Co. Ltd. 15,000 257,668
Oracle Corp. Japan 900 63,409
Oriental Land Co. Ltd. 35,700 1,144,936
ORIX Corp. 35,600 638,212
Osaka Gas Co. Ltd. 13,000 243,957
Otsuka Corp. 3,400 135,219
Otsuka Holdings Co. Ltd. 16,800 560,203
Pan Pacific International Holdings Corp. 16,500 316,664
Panasonic Holdings Corp. 74,900 647,391
Rakuten Group, Inc. 42,400 155,887
Recruit Holdings Co. Ltd. 52,100 1,490,636
Renesas Electronics Corp.
(b)
43,700 564,267
Resona Holdings, Inc. 71,100 377,225
ROHM Co. Ltd. 11,100 174,879
Secom Co. Ltd. 6,700 462,313
Sekisui House Ltd. 19,600 380,365
Seven & i Holdings Co. Ltd. 24,100 874,121
SG Holdings Co. Ltd. 15,000 211,166
Shimadzu Corp. 9,000 210,671
Shimano, Inc. 2,500 355,822
Shin-Etsu Chemical Co. Ltd. 61,900 1,826,202
Shionogi & Co. Ltd. 8,900 410,607
Shiseido Co. Ltd. 12,500 393,047
SMC Corp. 1,800 816,296
SoftBank Corp. 84,200 947,942
SoftBank Group Corp. 32,200 1,302,075
Sompo Holdings, Inc. 10,600 455,441
Sony Group Corp. 38,800 3,183,268
Subaru Corp. 18,700 316,040
Sumitomo Corp. 37,600 729,556
Sumitomo Electric Industries Ltd. 23,600 244,501
Sumitomo Metal Mining Co. Ltd. 8,000 222,708
Sumitomo Mitsui Financial Group, Inc. 40,800 1,945,102
Sumitomo Mitsui Trust Holdings, Inc. 10,900 403,770
Sumitomo Realty & Development Co. Ltd. 14,500 359,424
Suntory Beverage & Food Ltd. 4,200 124,188
Suzuki Motor Corp. 15,000 572,881
Sysmex Corp. 4,600 217,266
T&D Holdings, Inc. 16,700 294,699
Takeda Pharmaceutical Co. Ltd. 47,800 1,282,389
TDK Corp. 12,400 455,077
Terumo Corp. 22,000 594,434
TIS, Inc. 6,700 141,791
Toho Co. Ltd. 3,700 125,357
Tokio Marine Holdings, Inc. 61,200 1,350,930
Tokyo Electron Ltd. 14,500 1,891,429
Tokyo Gas Co. Ltd. 12,400 276,665
Tokyu Corp. 19,200 215,524
Toppan Holdings, Inc. 10,100 230,217
Toray Industries, Inc. 50,400 241,209
Toshiba Corp.
(b)
3,500 106,286
Toyota Industries Corp. 5,800 423,381
Toyota Motor Corp. 379,400 6,488,468
Toyota Tsusho Corp. 7,400 386,308
Trend Micro, Inc. 4,500 167,645
Unicharm Corp. 13,900 470,018
West Japan Railway Co. 7,700 292,147
Yakult Honsha Co. Ltd. 8,300 194,943
Yamaha Corp. 5,400 141,877
Yamaha Motor Co. Ltd. 10,500 252,161
Yamato Holdings Co. Ltd. 10,500 173,608
Yaskawa Electric Corp. 8,100 260,845
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Japan – 22.4% (continued)
ZOZO, Inc. 3,800 71,674
99,819,015
Luxembourg – 0.2%
ArcelorMittal SA 14,126 311,764
Eurofins Scientific SE 4,025 203,490
Tenaris SA 13,444 212,374
727,628
Macau – 0.0%
Sands China Ltd.
(b)
78,800 211,487
Netherlands – 4.1%
ABN AMRO Bank NV, CVA
(c)
12,763 171,128
Adyen NV
(b)(c)
909 609,062
Argenx SE
(b)
1,794 842,131
Asm International NV 1,374 564,228
ASML Holding NV 12,380 7,397,353
EXOR NV 3,157 270,094
Heineken Holding NV 3,009 228,362
Heineken NV 7,883 706,085
ING Groep NV 110,326 1,402,646
JDE Peet's NV 4,297 119,181
Koninklijke Ahold Delhaize NV 29,931 885,841
Koninklijke KPN NV 102,024 342,391
Koninklijke Philips NV
(b)
28,443 538,092
Prosus NV
(b)
45,819 1,280,028
Stellantis NV 67,326 1,252,484
Universal Music Group NV 23,572 575,553
Wolters Kluwer NV 7,860 1,006,105
18,190,764
New Zealand – 0.1%
Auckland International Airport Ltd. 38,715 165,286
Fisher & Paykel Healthcare Corp. Ltd. 16,865 204,136
Meridian Energy Ltd. 39,068 109,756
479,178
Norway – 0.7%
Adevinta ASA, Class B
(b)
8,909 78,191
AKER BP ASA 9,369 269,286
AutoStore Holdings Ltd.
(b)(c)
29,129 32,123
DNB Bank ASA 27,147 489,155
Equinor ASA 30,273 1,014,682
Gjensidige Forsikring ASA 5,605 83,937
Kongsberg Gruppen ASA 2,721 111,064
Mowi ASA 13,228 214,671
Norsk Hydro ASA 43,974 250,657
Orkla ASA 23,536 162,094
Telenor ASA 19,814 202,455
Var Energi ASA 16,816 56,642
Yara International ASA 4,988 162,967
3,127,924
Poland – 0.2%
Allegro.eu SA
(b)(c)
13,015 93,119
Dino Polska SA
(b)(c)
1,461 138,160
Orlen SA 17,937 283,059
Powszechna Kasa Oszczednosci Bank Polski
SA
(b)
27,179 280,691
Santander Bank Polska SA
(b)
1,115 120,761
915,790
Portugal – 0.1%
EDP - Energias de Portugal SA 90,159 378,335

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Portugal – 0.1% (continued)
Jeronimo Martins SGPS SA 8,406 193,519
571,854
Russia – 0.0%
Evraz PLC
(b),(e)
2,845 0
Singapore – 1.2%
CapitaLand Ascendas REIT
(a)
106,096 201,343
CapitaLand Integrated Commercial Trust
(a)
151,454 194,562
CapitaLand Investment Ltd. 63,800 136,909
DBS Group Holdings Ltd. 55,863 1,339,440
Genting Singapore Ltd. 166,800 104,703
Jardine Cycle & Carriage Ltd. 2,600 53,516
Keppel Corp. Ltd. 42,600 193,092
Keppel REIT
(a)
8,520 4,944
Oversea-Chinese Banking Corp. Ltd. 118,919 1,100,612
Singapore Airlines Ltd.
(d)
41,800 186,415
Singapore Exchange Ltd. 26,600 183,863
Singapore Technologies Engineering Ltd. 47,100 129,262
Singapore Telecommunications Ltd. 222,200 385,998
United Overseas Bank Ltd. 46,400 915,096
Wilmar International Ltd. 92,800 241,136
5,370,891
Spain – 2.4%
Aena SME SA
(c)
2,234 322,914
Amadeus IT Group SA 13,675 777,943
Banco Bilbao Vizcaya Argentaria SA 182,375 1,430,748
Banco Santander SA 495,764 1,816,269
CaixaBank SA 124,264 503,718
Cellnex Telecom SA
(c)
17,898 524,414
EDP Renovaveis SA 8,499 136,459
Endesa SA 9,114 171,140
Ferrovial SE 14,861 446,740
Iberdrola SA 176,945 1,963,832
Industria de Diseno Textil SA 34,194 1,176,461
Naturgy Energy Group SA 5,254 148,278
Repsol SA 39,733 580,622
Telefonica SA 175,296 675,562
10,675,100
Sweden – 2.6%
ALFA Laval AB 8,700 280,795
ASSA Abloy AB, Class B 30,660 651,748
Atlas Copco AB, Class A 78,475 1,012,839
Atlas Copco AB, Class B 48,646 544,471
Beijer Ref AB, Class B 11,726 110,935
Boliden AB 7,024 179,645
Epiroc AB, Class A 18,450 303,023
Epiroc AB, Class B 12,458 172,497
EQT AB 10,944 198,748
Essity AB, Class A 2,367 54,129
Essity AB, Class B 16,841 383,317
Evolution AB
(c)
5,891 522,999
H & M Hennes & Mauritz AB, Class B 19,042 254,458
Hexagon AB, Class B 60,792 493,512
Industrivarden AB, Class A 4,628 119,380
Industrivarden AB, Class C 5,093 130,919
Indutrade AB 7,551 133,243
Investment AB Latour, Class B 4,719 81,412
Investor AB, Class A 18,512 335,854
Investor AB, Class B 54,039 988,626
Lifco AB, Class B 7,163 130,660
Nibe Industrier AB, Class B 47,866 274,961
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Sweden – 2.6% (continued)
Sagax AB, Class B 6,629 119,555
Sagax AB, Class D 2,304 5,176
Sandvik AB 31,401 532,875
Skandinaviska Enskilda Banken AB, Class A 51,100 568,507
Skandinaviska Enskilda Banken AB, Class C 136 1,560
SKF AB, Class A 1,605 25,886
SKF AB, Class B 9,809 158,118
Svenska Cellulosa AB SCA, Class A 1,236 16,860
Svenska Cellulosa AB SCA, Class B 17,375 237,858
Svenska Handelsbanken AB, Class A 47,728 405,827
Svenska Handelsbanken AB, Class B
(d)
2,223 22,881
Swedbank AB, Class A 27,936 456,947
Telefonaktiebolaget LM Ericsson, Class A
(d)
7,594 35,480
Telefonaktiebolaget LM Ericsson, Class B 87,402 391,221
Telia Co. AB 76,432 161,516
Volvo AB, Class A 5,197 103,915
Volvo AB, Class B 50,007 988,713
Volvo Car AB, Class B
(b)
15,637 53,618
11,644,684
Switzerland – 9.4%
ABB Ltd. 49,419 1,653,002
Alcon, Inc. 15,232 1,084,927
Chocoladefabriken Lindt & Spruengli AG 3 326,356
Chocoladefabriken Lindt & Spruengli AG, PC 32 353,387
CIE Financiere Richemont SA, Class A 16,060 1,886,505
DSM-Firmenich AG 5,935 536,933
EMS-Chemie Holding AG 214 145,794
Geberit AG 993 460,247
Givaudan SA 245 813,032
Glencore PLC 344,789 1,820,591
Holcim AG 16,291 1,003,900
Kuehne + Nagel International AG 1,699 456,465
Lonza Group AG 2,228 775,595
Nestle SA 81,770 8,810,907
Novartis AG 63,224 5,873,256
Partners Group Holding AG 666 700,213
Roche Holding AG 21,573 5,543,482
Roche Holding AG, BR 792 215,134
Schindler Holding AG 579 112,294
Schindler Holding AG, PC 1,310 263,713
SGS SA 4,688 381,098
Sika AG 4,725 1,126,150
Sonova Holding AG 1,404 330,925
Straumann Holding AG 3,445 404,860
Swatch Group AG (The) 1,475 71,153
Swatch Group AG (The), BR 1,011 257,958
Swiss Life Holding AG 916 585,604
Swiss RE AG 8,774 955,639
Swisscom AG 763 456,098
UBS Group AG 92,827 2,164,484
Zurich Insurance Group AG 4,500 2,129,224
41,698,926
United Kingdom – 11.8%
3i Group PLC 29,485 692,134
Anglo American PLC 41,677 1,060,258
Ashtead Group PLC 13,758 785,313
Associated British Foods PLC 10,228 251,449
AstraZeneca PLC 47,475 5,904,851
Aviva PLC 82,730 399,144
BAE Systems PLC 92,702 1,241,876
Barclays PLC 448,021 715,442

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
United Kingdom – 11.8% (continued)
BP PLC 530,047 3,232,637
British American Tobacco PLC 67,314 2,004,472
BT Group PLC, Class A 174,921 239,320
CNH Industrial NV 29,285 323,937
Coca-Cola Europacific Partners PLC 6,615 387,044
Compass Group PLC 54,666 1,375,108
Diageo PLC 67,979 2,562,926
GSK PLC 124,989 2,210,399
Haleon PLC 148,634 594,283
HSBC Holdings PLC 612,884 4,404,941
Imperial Brands PLC 27,753 589,680
Legal & General Group PLC 185,458 475,741
Lloyds Banking Group PLC 2,064,441 1,000,531
London Stock Exchange Group PLC 12,610 1,266,967
National Grid PLC 111,999 1,329,963
NatWest Group PLC 170,411 368,490
Reckitt Benckiser Group PLC 22,397 1,495,307
RELX PLC 59,559 2,072,749
Rentokil Initial PLC 77,266 390,783
Rio Tinto PLC 34,126 2,176,097
Shell PLC 204,931 6,581,117
SSE PLC 33,395 661,740
Standard Chartered PLC 70,297 537,400
Tesco PLC 215,726 705,998
Unilever PLC 76,562 3,613,028
Vodafone Group PLC 663,725 609,683
52,260,808
Total Common Stocks (cost $458,494,915) 440,392,879
Preferred Stocks – 0.3%
Germany – 0.3%
Bayerische Motoren Werke AG, 10.51% 1,746 147,919
Henkel AG & Co. KGaA, 2.70% 4,969 357,574
Sartorius AG, 0.59% 837 208,969
Volkswagen AG, 27.82% 5,429 572,872
1,287,334
Total Preferred Stocks (cost $1,625,205) 1,287,334
Warrants – 0.0%
Canada – 0.0%
Constellation Software, Inc., Warrants expiring
8/22/2028
(b)
563 0
Total Warrants (cost $0) 0
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 5.32%
(f)(g)
(cost $658,664) 658,664 658,664
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 5.32%
(f)(g)
(cost $247,970) 247,970 247,970
Total Investments (cost $461,026,754) 99.5% 442,586,847
Cash and Receivables (Net) 0.5% 2,037,397
Net Assets 100.0% 444,624,244
BR—Bearer Shares
CDI—CREST Depositary Interest
CVA—Dutch Certificates
PC—Participation Certificate
REIT—Real Estate Investment Trust

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
(a)
Investment in a real estate investment trust.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities were valued at $4,594,122 or 1.03% of net assets.
(d)
Security, or portion thereof, on loan. At October 31, 2023, the value of the fund’s securities on loan was $247,338 and the value of the collateral was $263,716, consisting of cash collateral of
$247,970 and U.S. Government & Agency securities valued at $15,746. In addition, the value of collateral may include pending sales that are also on loan.
(e)
The fund held Level 3 securities at October 31, 2023. These securities were valued at $0 or 0.00% of net assets.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of October 31, 2023.
Portfolio Summary (Unaudited)
†
Value (%)
Financials 21.4
Industrials 15.3
Health Care 12.3
Consumer Discretionary 10.8
Consumer Staples 9.7
Information Technology 7.5
Materials 7.4
Energy 6.8
Communication Services 3.6
Utilities 3.2
Real Estate 1.3
Registered Investment Companies 0.2
99.5
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:
Description
Value ($)
10/31/22 Purchases ($)
1
Sales ($)
Value ($)
10/31/23
Dividends/
Distributions ($)
Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 48,900 19,364,107 (18,754,343) 658,664 16,998
Investment of Cash Collateral for Securities Loaned – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 113,577 4,638,152 (4,503,759) 247,970 1,821
2
Total – 0.2% 162,477 24,002,259 (23,258,102) 906,634 18,819
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
MSCI EAFE Index 20 12/15/2023 2,062,300 1,974,100 (88,200)
S&P/TSX 60 Index 1 12/14/2023 174,126
*
163,515 (10,611)
Gross Unrealized Depreciation (98,811)
*
Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

STATEMENT OF INVESTMENTS
October 31, 2023
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 97.6%
Brazil – 3.2%
Ambev SA 63,120 160,710
B3 SA - Brasil Bolsa Balcao 87,413 193,269
Banco Bradesco SA 25,950 63,035
Banco BTG Pactual SA 17,626 103,876
Banco do Brasil SA 21,280 204,107
BB Seguridade Participacoes SA 9,696 58,987
Centrais Eletricas Brasileiras SA 14,074 96,841
CPFL Energia SA 2,724 18,101
Energisa S/A 3,914 36,284
Itausa SA 13,988 24,437
JBS S/A 10,205 40,614
Localiza Rent A Car SA 11,949 120,817
Petroleo Brasileiro SA 55,073 412,802
Raia Drogasil SA 16,940 86,699
Rede D'Or Sao Luiz SA
(a)
15,245 65,448
Rumo SA 17,080 75,493
Suzano SA 10,914 111,759
Telefonica Brasil SA 4,742 42,464
Vale SA 52,518 718,881
WEG SA 21,900 143,003
2,777,627
Chile – 0.3%
Banco de Chile 652,952 66,866
Banco de Credito e Inversiones SA 1,149 27,384
Banco Santander Chile 943,504 41,002
Cencosud SA 19,828 32,020
Cia Sud Americana de Vapores SA 232,263 12,856
Empresas COPEC SA 5,383 35,521
Enel Americas SA
(b)
291,210 29,838
Falabella SA 11,162 22,656
Latam Airlines Group SA
(b)
2,252,783 17,563
Quinenco SA 3,225 8,700
294,406
China – 26.4%
360 Security Technology, Inc., Class A
(b)
9,300 11,412
37 Interactive Entertainment Network
Technology Group Co. Ltd., Class A 2,700 7,637
AECC Aviation Power Co. Ltd., Class A 3,400 16,424
Agricultural Bank of China Ltd., Class A 197,300 96,788
Agricultural Bank of China Ltd., Class H 479,000 176,918
Alibaba Group Holding Ltd.
(b)
224,580 2,297,578
Aluminum Corp. of China Ltd., Class A 16,400 13,894
Aluminum Corp. of China Ltd., Class H 58,000 31,058
Anhui Conch Cement Co. Ltd., Class A 4,100 13,553
Anhui Conch Cement Co. Ltd., Class H 16,500 41,162
Anhui Gujing Distillery Co. Ltd., Class A 500 19,064
Anhui Gujing Distillery Co. Ltd., Class B 1,600 24,947
Anhui Yingjia Distillery Co. Ltd., Class A 700 7,337
Anjoy Foods Group Co. Ltd., Class A 300 5,297
ANTA Sports Products Ltd. 17,200 194,211
Asymchem Laboratories Tianjin Co. Ltd., Class
A 340 7,013
Asymchem Laboratories Tianjin Co. Ltd., Class
H
(a)
340 4,410
Avary Holding Shenzhen Co. Ltd., Class A 2,900 8,488
Baidu, Inc., Class A
(b)
33,350 437,728
Bank of Beijing Co. Ltd., Class A 23,100 14,394
Bank of Chengdu Co. Ltd., Class A 3,800 6,418
Bank of China Ltd., Class A 88,900 47,377
Bank of China Ltd., Class H 1,309,000 458,383
Bank of Communications Co. Ltd., Class A 45,400 34,927
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 26.4% (continued)
Bank of Communications Co. Ltd., Class H 313,000 185,209
Bank of Hangzhou Co. Ltd., Class A 7,200 10,527
Bank of Jiangsu Co. Ltd., Class A 16,100 15,180
Bank of Nanjing Co. Ltd., Class A 13,600 14,570
Bank of Ningbo Co. Ltd., Class A 7,300 24,928
Bank of Shanghai Co. Ltd., Class A 17,200 14,267
Baoshan Iron & Steel Co. Ltd., Class A 30,700 26,261
Beijing Kingsoft Office Software, Inc., Class A 498 19,537
Beijing New Building Materials PLC, Class A 2,700 9,036
Beijing Shiji Information Technology Co. Ltd.,
Class A
(b)
3,290 4,729
Beijing Tongrentang Co. Ltd., Class A 2,000 14,034
Beijing Wantai Biological Pharmacy
Enterprise Co. Ltd., Class A 866 5,190
Beijing Yanjing Brewery Co. Ltd., Class A 3,200 4,552
Bilibili, Inc., Class Z
(b)
3,700 50,077
Bloomage Biotechnology Corp. Ltd., Class A 336 3,511
BOE Technology Group Co. Ltd., Class A 46,600 24,962
BOE Technology Group Co. Ltd., Class B 5,800 1,912
BYD Co. Ltd., Class A 1,500 48,894
BYD Co. Ltd., Class H 14,000 424,763
BYD Electronic International Co. Ltd. 11,000 45,830
Cambricon Technologies Corp. Ltd., Class A
(b)
460 6,740
CGN Power Co. Ltd., Class A 14,100 5,722
CGN Power Co. Ltd., Class H
(a)
149,000 35,800
Changchun High & New Technology Industry
Group, Inc., Class A 500 10,633
China CITIC Bank Corp. Ltd., Class H 135,000 60,214
China Coal Energy Co. Ltd., Class A 5,100 5,993
China Coal Energy Co. Ltd., Class H 32,000 25,111
China Construction Bank Corp., Class A 13,200 11,309
China Construction Bank Corp., Class H 1,400,000 794,418
China CSSC Holdings Ltd., Class A 5,400 19,097
China Eastern Airlines Corp. Ltd., Class A
(b)
20,300 12,094
China Eastern Airlines Corp. Ltd., Class H
(b)
32,000 10,960
China Energy Engineering Corp. Ltd., Class A 43,800 13,048
China Energy Engineering Corp. Ltd., Class H 76,000 8,256
China Everbright Bank Co. Ltd., Class A 49,700 20,170
China Everbright Bank Co. Ltd., Class H 65,000 18,525
China Feihe Ltd.
(a)
57,000 35,404
China Galaxy Securities Co. Ltd., Class A 3,200 5,304
China Galaxy Securities Co. Ltd., Class H 59,500 30,417
China Greatwall Technology Group Co. Ltd.,
Class A 3,600 5,401
China Hongqiao Group Ltd.
(c)
31,000 29,001
China International Capital Corp. Ltd., Class A 3,200 16,109
China International Capital Corp. Ltd., Class
H
(a)
18,400 29,300
China Jushi Co. Ltd., Class A 3,800 6,008
China Life Insurance Co. Ltd., Class H 111,000 150,372
China Longyuan Power Group Corp. Ltd., Class
H 50,000 42,366
China Mengniu Dairy Co. Ltd. 40,000 130,614
China Merchants Bank Co. Ltd., Class A 20,900 87,848
China Merchants Bank Co. Ltd., Class H 50,500 192,329
China Merchants Energy Shipping Co. Ltd.,
Class A 10,500 9,226
China Merchants Expressway Network &
Technology Holdings Co. Ltd., Class A 4,100 5,227
China Merchants Securities Co. Ltd., Class A 9,900 19,129
China Merchants Securities Co. Ltd., Class H
(a)
7,200 5,954

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 26.4% (continued)
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 9,000 13,577
China Minsheng Banking Corp. Ltd., Class A 45,500 23,129
China Minsheng Banking Corp. Ltd., Class H 100,000 33,229
China National Nuclear Power Co. Ltd., Class A 22,400 22,712
China National Software & Service Co. Ltd.,
Class A 990 4,647
China Northern Rare Earth Group High-Tech
Co. Ltd., Class A 3,800 10,853
China Oilfield Services Ltd., Class A 3,000 6,395
China Oilfield Services Ltd., Class H 32,000 37,788
China Pacific Insurance Group Co. Ltd., Class A 8,700 32,990
China Pacific Insurance Group Co. Ltd., Class H 38,600 95,111
China Petroleum & Chemical Corp., Class A 56,800 42,378
China Petroleum & Chemical Corp., Class H 372,000 190,169
China Railway Group Ltd., Class A 24,300 20,089
China Railway Group Ltd., Class H 49,000 23,108
China Railway Signal & Communication Corp.
Ltd., Class A 19,574 12,571
China Railway Signal & Communication Corp.
Ltd., Class H
(a)
10,000 3,131
China Resources Microelectronics Ltd., Class A 1,675 12,165
China Resources Mixc Lifestyle Services Ltd.
(a)
9,000 35,082
China Resources Pharmaceutical Group Ltd.
(a)
28,000 17,391
China Resources Sanjiu Medical &
Pharmaceutical Co. Ltd., Class A 1,000 5,895
China Shenhua Energy Co. Ltd., Class A 9,300 38,531
China Shenhua Energy Co. Ltd., Class H 49,000 150,295
China Southern Airlines Co. Ltd., Class A
(b)
11,700 9,880
China Southern Airlines Co. Ltd., Class H
(b)
36,000 17,023
China Three Gorges Renewables Group Co.
Ltd., Class A 33,700 22,104
China Tourism Group Duty Free Corp. Ltd.,
Class A 2,300 29,732
China Tourism Group Duty Free Corp. Ltd.,
Class H
(a)
1,900 21,453
China Tower Corp. Ltd., Class H
(a)
690,000 64,374
China Vanke Co. Ltd., Class A 10,500 16,256
China Vanke Co. Ltd., Class H 27,900 26,101
China Yangtze Power Co. Ltd., Class A 30,000 92,524
China Zhenhua Group Science & Technology
Co. Ltd., Class A 600 5,486
China Zheshang Bank Co. Ltd., Class A 16,800 5,854
China Zheshang Bank Co. Ltd., Class H 31,000 7,686
Chongqing Brewery Co. Ltd., Class A 700 7,509
Chongqing Changan Automobile Co. Ltd., Class
A 10,486 21,680
Chongqing Changan Automobile Co. Ltd., Class
B 13,750 6,326
Chongqing Rural Commercial Bank Co. Ltd.,
Class A 8,500 4,936
Chongqing Rural Commercial Bank Co. Ltd.,
Class H 40,000 15,132
CITIC Ltd. 87,000 73,940
CITIC Pacific Special Steel Group Co. Ltd., Class
A 6,500 12,888
CITIC Securities Co. Ltd., Class A 15,435 45,790
CITIC Securities Co. Ltd., Class H 21,500 41,821
CMOC Group Ltd., Class A 13,600 10,296
CMOC Group Ltd., Class H 54,000 32,160
CNPC Capital Co. Ltd., Class A 11,900 9,643
COSCO Shipping Energy Transportation Co.
Ltd., Class A 3,700 7,291
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 26.4% (continued)
COSCO Shipping Energy Transportation Co.
Ltd., Class H 18,000 19,048
COSCO Shipping Holdings Co. Ltd., Class H 52,000 52,833
Country Garden Holdings Co. Ltd.
(b)
169,000 15,119
CSC Financial Co. Ltd., Class A 3,600 11,895
CSPC Pharmaceutical Group Ltd. 109,760 95,808
Daqin Railway Co. Ltd., Class A 17,700 17,439
Datang International Power Generation Co.
Ltd., Class A 9,400 3,327
Datang International Power Generation Co.
Ltd., Class H 42,000 6,334
Dongfang Electric Corp. Ltd., Class A 3,300 6,719
Dongfang Electric Corp. Ltd., Class H 4,800 4,601
Eastroc Beverage Group Co. Ltd., Class A 100 2,624
Ecovacs Robotics Co. Ltd., Class A 700 4,128
ENN Energy Holdings Ltd. 11,200 85,525
ENN Natural Gas Co. Ltd., Class A 3,800 8,962
Everbright Securities Co. Ltd., Class A 4,000 8,997
Everbright Securities Co. Ltd., Class H
(a)
7,800 5,293
Flat Glass Group Co. Ltd., Class A 3,400 11,987
Flat Glass Group Co. Ltd., Class H 6,000 10,751
Focus Media Information Technology Co. Ltd.,
Class A 20,300 19,196
Foshan Haitian Flavouring & Food Co. Ltd.,
Class A 6,382 32,834
Fosun International Ltd. 34,500 20,635
Foxconn Industrial Internet Co. Ltd., Class A 17,800 35,804
Full Truck Alliance Co. Ltd., ADR
(b)
9,626 63,243
Fuyao Glass Industry Group Co. Ltd., Class A 2,100 10,675
Fuyao Glass Industry Group Co. Ltd., Class H
(a)
8,800 40,094
Ganfeng Lithium Co. Ltd., Class A 4,700 28,439
Ganfeng Lithium Co. Ltd., Class H
(a)
3,360 12,045
G-bits Network Technology Xiamen Co. Ltd.,
Class A 100 3,635
GD Power Development Co. Ltd., Class A 20,400 10,147
Gemdale Corp., Class A 7,600 5,369
Genscript Biotech Corp.
(b)
16,000 46,418
GF Securities Co. Ltd., Class A 5,100 10,342
GF Securities Co. Ltd., Class H 18,800 24,459
GigaDevice Semiconductor Beijing, Inc., Class
A 780 11,405
GoerTek, Inc., Class A 3,600 8,870
Goldwind Science & Technology Co. Ltd., Class
A 3,200 3,844
Goldwind Science & Technology Co. Ltd., Class
H 15,000 7,151
Gongniu Group Co. Ltd., Class A 400 5,780
Gotion High-tech Co. Ltd., Class A
(b)
3,100 9,641
Great Wall Motor Co. Ltd., Class A 3,400 13,650
Great Wall Motor Co. Ltd., Class H 35,000 48,846
Gree Electric Appliances, Inc. of Zhuhai, Class
A 6,900 31,991
Greenland Holdings Corp. Ltd., Class A
(b)
16,500 5,749
Guangdong Haid Group Co. Ltd., Class A 1,600 9,847
Guanghui Energy Co. Ltd., Class A 7,200 7,379
Guangxi Guiguan Electric Power Co. Ltd., Class
A 3,800 2,846
Guangzhou Automobile Group Co. Ltd., Class A 7,200 9,858
Guangzhou Automobile Group Co. Ltd., Class H 42,000 19,646
Guangzhou Baiyun International Airport Co.
Ltd., Class A
(b)
3,100 4,486

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 26.4% (continued)
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class A 2,200 8,962
Guangzhou Baiyunshan Pharmaceutical
Holdings Co. Ltd., Class H 2,000 5,317
Guangzhou Kingmed Diagnostics Group Co.
Ltd., Class A 500 4,229
Guangzhou Shiyuan Electronic Technology Co.
Ltd., Class A 800 4,590
Guangzhou Tinci Materials Technology Co.
Ltd., Class A 2,500 9,500
Guosen Securities Co. Ltd., Class A 9,900 13,001
Guotai Junan Securities Co. Ltd., Class A 4,900 9,890
Guotai Junan Securities Co. Ltd., Class H
(a)
6,800 7,587
H World Group Ltd.
(b)
20,700 77,381
Haidilao International Holding Ltd.
(a)
25,000 62,495
Haier Smart Home Co. Ltd., Class A 7,000 21,254
Haier Smart Home Co. Ltd., Class H 34,800 99,624
Hainan Airlines Holding Co. Ltd., Class A
(b)
54,200 10,813
Hainan Airport Infrastructure Co. Ltd., Class
A
(b)
14,500 7,549
Haitong Securities Co. Ltd., Class A 13,400 17,890
Haitong Securities Co. Ltd., Class H 41,600 23,871
Hangzhou First Applied Material Co. Ltd.,
Class A 2,428 8,484
Hangzhou Oxygen Plant Group Co. Ltd., Class A 1,000 4,512
Hangzhou Silan Microelectronics Co. Ltd.,
Class A 900 2,984
Hansoh Pharmaceutical Group Co. Ltd.
(a)
16,000 30,141
Henan Shuanghui Investment & Development
Co. Ltd., Class A 3,600 12,894
Hengli Petrochemical Co. Ltd., Class A
(b)
6,200 12,403
Hengtong Optic-electric Co. Ltd., Class A 2,800 5,043
Hongta Securities Co. Ltd., Class A 4,300 4,583
Hoshine Silicon Industry Co. Ltd., Class A 700 5,476
Hoyuan Green Energy Co. Ltd., Class A 279 1,423
Hua Hong Semiconductor Ltd.
(a),(b)
15,000 36,807
Huadian Power International Corp. Ltd., Class
A 10,000 6,709
Huadian Power International Corp. Ltd., Class
H 24,000 9,631
Huadong Medicine Co. Ltd., Class A 1,800 10,572
Hualan Biological Engineering, Inc., Class A 2,600 8,338
Huaneng Lancang River Hydropower, Inc.,
Class A 10,200 10,704
Huaneng Power International, Inc., Class A
(b)
13,300 13,830
Huaneng Power International, Inc., Class H
(b)
54,000 25,259
Huatai Securities Co. Ltd., Class A 9,800 21,466
Huatai Securities Co. Ltd., Class H
(a)
21,800 28,530
Huaxia Bank Co. Ltd., Class A 15,100 11,555
Huayu Automotive Systems Co. Ltd., Class A 3,400 8,149
Huizhou Desay Sv Automaotive Co. Ltd., Class
A 500 8,581
Humanwell Healthcare Group Co. Ltd., Class A 2,000 6,392
Hundsun Technologies, Inc., Class A 2,200 9,355
IEIT Co. Ltd., Class A 1,900 7,631
Iflytek Co. Ltd., Class A 3,100 19,300
Industrial & Commercial Bank of China Ltd.,
Class A 122,800 79,371
Industrial & Commercial Bank of China Ltd.,
Class H 1,008,000 484,380
Industrial Bank Co. Ltd., Class A 25,100 51,722
Industrial Securities Co. Ltd., Class A 13,000 11,085
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 26.4% (continued)
Inner Mongolia BaoTou Steel Union Co. Ltd.,
Class A
(b)
44,500 9,851
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 7,600 28,476
Innovent Biologics, Inc.
(a),(b)
17,500 102,992
JA Solar Technology Co. Ltd., Class A 3,976 12,192
JCET Co. Ltd., Class A 2,100 8,838
JD Health International, Inc.
(a),(b)
14,300 64,970
JD Logistics, Inc.
(a),(b)
27,800 32,900
JD.com, Inc., Class A 35,866 457,458
Jiangsu Eastern Shenghong Co. Ltd., Class A 6,200 9,014
Jiangsu Expressway Co. Ltd., Class H 18,000 16,379
Jiangsu Hengli Hydraulic Co. Ltd., Class A 1,944 14,956
Jiangsu Hengrui Medicine Co. Ltd., Class A 7,840 51,359
Jiangsu King's Luck Brewery JSC Ltd., Class A 1,700 13,590
Jiangsu Pacific Quartz Co. Ltd., Class A 400 5,030
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 2,100 35,038
Jiangsu Zhongtian Technology Co. Ltd., Class A 3,700 7,073
Jiangxi Copper Co. Ltd., Class A 3,500 8,776
Jiangxi Copper Co. Ltd., Class H 17,000 24,073
Jinduicheng Molybdenum Co. Ltd., Class A 3,300 4,527
Jinko Solar Co. Ltd. 5,470 7,086
Juneyao Airlines Co. Ltd., Class A
(b)
3,000 5,981
KE Holdings, Inc., Class A 30,700 153,410
Kingdee International Software Group Co.
Ltd.
(b)
41,000 54,390
Kingnet Network Co. Ltd., Class A 2,500 3,655
Kingsoft Corp. Ltd. 14,400 50,242
Kuaishou Technology, Class B
(a),(b)
36,900 237,445
Kuang-Chi Technologies Co. Ltd., Class A 3,200 6,117
Kweichow Moutai Co. Ltd., Class A 1,500 345,290
LB Group Co. Ltd., Class A 3,600 9,165
Lenovo Group Ltd. 94,000 109,322
Levima Advanced Materials Corp., Class A 1,300 3,379
Li Auto, Inc., Class A
(b)
17,000 290,481
Li Ning Co. Ltd. 32,500 99,686
Lingyi iTech Guangdong Co. , Class A 7,600 6,304
Longfor Group Holdings Ltd.
(a)
23,000 33,451
LONGi Green Energy Technology Co. Ltd.,
Class A 9,336 30,784
Luxshare Precision Industry Co. Ltd., Class A 9,100 40,749
Luzhou Laojiao Co. Ltd., Class A 1,800 52,787
Meituan, Class B
(a),(b)
63,870 902,797
Metallurgical Corp. of China Ltd., Class A 24,000 10,855
Metallurgical Corp. of China Ltd., Class H 37,000 7,329
Ming Yang Smart Energy Group Ltd., Class A 2,600 4,963
MINISO Group Holding Ltd. 7,200 47,205
Montage Technology Co. Ltd., Class A 1,140 8,572
Muyuan Foods Co. Ltd., Class A 6,820 35,190
NARI Technology Co. Ltd., Class A 9,444 29,101
NAURA Technology Group Co. Ltd., Class A 600 20,989
NetEase, Inc. 27,500 591,500
New China Life Insurance Co. Ltd., Class A 3,400 15,518
New China Life Insurance Co. Ltd., Class H 13,100 28,696
New Hope Liuhe Co. Ltd., Class A
(b)
6,200 8,608
New Oriental Education & Technology Group,
Inc.
(b)
22,600 147,882
Ninestar Corp., Class A 1,700 5,705
Ningbo Deye Technology Co. Ltd., Class A 440 4,156
Ningbo Tuopu Group Co. Ltd., Class A 1,200 10,567
Ningbo Zhoushan Port Co. Ltd., Class A 16,300 7,684

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 26.4% (continued)
Ningxia Baofeng Energy Group Co. Ltd., Class
A 7,200 14,187
NIO, Inc., Class A
(b)
19,730 145,997
Nongfu Spring Co. Ltd., Class H
(a)
26,200 149,172
Oppein Home Group, Inc., Class A 600 7,139
Orient Securities Co. Ltd., Class A 6,792 8,047
Orient Securities Co. Ltd., Class H
(a)
14,800 6,885
People's Insurance Co. Group of China Ltd.
(The), Class H 135,000 44,513
Perfect World Co. Ltd., Class A 2,500 4,099
PetroChina Co. Ltd., Class H 306,000 199,448
PICC Property & Casualty Co. Ltd., Class H 106,000 121,110
Ping An Bank Co. Ltd., Class A 22,300 31,874
Ping An Insurance Group Co. of China Ltd.,
Class A 13,500 83,862
Ping An Insurance Group Co. of China Ltd.,
Class H 87,000 445,863
Poly Developments and Holdings Group Co.
Ltd., Class A 13,300 20,028
Postal Savings Bank of China Co. Ltd., Class A 33,900 21,170
Postal Savings Bank of China Co. Ltd., Class H
(a)
101,000 46,082
Power Construction Corp. of China Ltd., Class
A 19,700 14,160
Pylon Technologies Co. Ltd., Class A 213 3,315
Qi An Xin Technology Group, Inc., Class A
(b)
909 5,722
Qingdao Port International Co. Ltd., Class H
(a)
11,000 5,497
Quinghai Salt Lake Industry Co. Ltd., Class A
(b)
6,900 15,963
Rongsheng Petro Chemical Co. Ltd., Class A 13,300 20,700
SAIC Motor Corp. Ltd., Class A 13,900 27,579
Sanan Optoelectronics Co. Ltd., Class A 6,000 12,200
Sany Heavy Industry Co. Ltd., Class A 10,400 20,564
Satellite Chemical Co. Ltd., Class A
(b)
3,642 8,097
SDIC Capital Co. Ltd., Class A 7,100 6,626
Seres Group Co. Ltd., Class A
(b)
2,200 24,498
SF Holding Co. Ltd., Class A 5,700 30,610
Shaanxi Coal Industry Co. Ltd., Class A 10,900 26,840
Shandong Gold Mining Co. Ltd., Class A 3,400 11,099
Shandong Gold Mining Co. Ltd., Class H
(a)
12,400 23,359
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A 3,100 13,627
Shandong Nanshan Aluminum Co. Ltd., Class A 19,400 8,218
Shandong Weigao Group Medical Polymer Co.
Ltd., Class H 36,400 33,727
Shanghai Aiko Solar Energy Co. Ltd., Class A 1,700 4,553
Shanghai Bairun Investment Holding Group
Co. Ltd., Class A 1,200 4,318
Shanghai Baosight Software Co. Ltd., Class A 2,328 13,574
Shanghai Baosight Software Co. Ltd., Class B 8,820 18,134
Shanghai Electric Group Co. Ltd., Class A
(b)
13,500 8,191
Shanghai Electric Group Co. Ltd., Class H
(b)
60,000 12,652
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class A 3,000 11,659
Shanghai Fosun Pharmaceutical Group Co.
Ltd., Class H 8,000 18,444
Shanghai Fudan Microelectronics Group Co.
Ltd., Class A 799 5,284
Shanghai Fudan Microelectronics Group Co.
Ltd., Class H 3,000 5,659
Shanghai International Airport Co. Ltd., Class
A
(b)
3,300 16,779
Shanghai International Port Group Co. Ltd.,
Class A 24,000 16,398
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 26.4% (continued)
Shanghai Jinjiang International Hotels Co. Ltd.,
Class A 1,100 4,938
Shanghai Jinjiang International Hotels Co. Ltd.,
Class B 3,100 4,557
Shanghai Junshi Biosciences Co. Ltd., Class A
(b)
864 5,417
Shanghai Junshi Biosciences Co. Ltd., Class
H
(a),(b)
3,400 9,429
Shanghai M&G Stationery, Inc., Class A 1,100 5,825
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class A 3,400 8,377
Shanghai Pharmaceuticals Holding Co. Ltd.,
Class H 13,100 19,052
Shanghai Pudong Development Bank Co. Ltd.,
Class A 31,100 28,983
Shanghai Putailai New Energy Technology Co.
Ltd., Class A 2,330 7,960
Shanghai RAAS Blood Products Co. Ltd., Class
A 8,500 8,107
Shanghai Rural Commercial Bank Co. Ltd.,
Class A 4,400 3,583
Shanxi Coking Coal Energy Group Co. Ltd.,
Class A 6,600 7,792
Shanxi Lu'an Environmental Energy
Development Co. Ltd., Class A 3,400 8,827
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A 1,360 45,940
Shede Spirits Co. Ltd., Class A 400 6,292
Shengyi Technology Co. Ltd., Class A 3,100 7,451
Shennan Circuits Co. Ltd., Class A 600 5,703
Shenwan Hongyuan Group Co. Ltd., Class A 30,300 18,176
Shenwan Hongyuan Group Co. Ltd., Class H
(a)
27,200 5,041
Shenzhen Overseas Chinese Town Co. Ltd.,
Class A
(b)
10,900 5,392
Shenzhen Salubris Pharmaceuticals Co. Ltd.,
Class A 1,200 5,337
Shenzhen Transsion Holdings Co. Ltd., Class A 832 15,253
Shenzhou International Group Holdings Ltd. 11,800 115,744
Shijiazhuang Yiling Pharmaceutical Co. Ltd.,
Class A 2,100 6,376
Sichuan Chuantou Energy Co. Ltd., Class A 6,300 12,664
Sichuan Kelun Pharmaceutical Co. Ltd., Class A 1,800 6,754
Sichuan Road and Bridge Group Co. Ltd., Class
A 9,160 9,651
Silergy Corp. 4,600 40,632
Skshu Paint Co. Ltd., Class A
(b)
600 4,887
Smoore International Holdings Ltd.
(a)
29,000 22,349
Spring Airlines Co. Ltd., Class A
(b)
1,100 8,230
StarPower Semiconductor Ltd., Class A 100 2,350
Sunny Optical Technology Group Co. Ltd. 9,300 77,910
Suzhou Dongshan Precision Manufacturing
Co. Ltd., Class A 2,200 5,625
TBEA Co. Ltd., Class A 5,720 10,935
TCL Technology Group Corp., Class A
(b)
18,300 9,828
Tencent Holdings Ltd. 91,000 3,363,392
Tencent Music Entertainment Group, Class A
(b)
19,200 66,621
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A 4,550 11,477
Tianqi Lithium Corp., Class A 1,900 14,280
Tingyi Cayman Islands Holding Corp. 24,000 31,838
Tongwei Co. Ltd., Class A 5,000 18,652
Topchoice Medical Corp., Class A
(b)
400 4,895
Topsports International Holdings Ltd.
(a)
42,000 35,319
Trip.com Group Ltd.
(b)
8,050 276,543

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 26.4% (continued)
Tsingtao Brewery Co. Ltd., Class A 900 10,278
Tsingtao Brewery Co. Ltd., Class H 10,000 75,787
Unigroup Guoxin Microelectronics Co. Ltd.,
Class A
(b)
979 10,073
Unisplendour Corp. Ltd., Class A
(b)
3,500 9,379
Verisilicon Microelectronics Shanghai Co. Ltd.,
Class A
(b)
718 5,234
Vipshop Holdings Ltd., ADR
(b)
4,319 61,589
Wanhua Chemical Group Co. Ltd., Class A 3,800 46,110
Weichai Power Co. Ltd., Class A 8,800 16,691
Weichai Power Co. Ltd., Class H 23,000 34,392
Western Superconducting Technologies Co.
Ltd., Class A 784 4,912
Will Semiconductor Ltd., Class A 1,640 24,721
Wingtech Technology Co. Ltd., Class A
(b)
1,800 12,242
Wuliangye Yibin Co. Ltd., Class A 4,500 95,927
WUS Printed Circuit Kunshan Co. Ltd., Class A 2,300 6,141
Wuxi AppTec Co. Ltd., Class A 3,640 43,030
Wuxi AppTec Co. Ltd., Class H
(a)
4,800 57,664
XCMG Construction Machinery Co. Ltd., Class
A 14,100 11,040
Xinjiang Daqo New Energy Co. Ltd., Class A 1,254 6,117
Xinyi Solar Holdings Ltd. 66,266 38,957
XPeng, Inc., Class A
(b)
15,900 117,453
Yadea Group Holdings Ltd.
(a)
16,000 29,241
Yankuang Energy Group Co. Ltd., Class A 5,100 13,604
Yankuang Energy Group Co. Ltd., Class H 30,000 52,143
YongXing Special Materials Technology Co.
Ltd., Class A 630 4,300
Yonyou Network Technology Co. Ltd., Class A 3,500 7,829
YTO Express Group Co. Ltd., Class A 3,600 6,680
Yum China Holdings, Inc. 6,222 327,028
Yunnan Aluminium Co. Ltd., Class A 4,500 8,560
Yunnan Baiyao Group Co. Ltd., Class A 2,180 15,148
Yunnan Energy New Material Co. Ltd., Class A 1,000 9,155
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 700 23,932
Zhejiang Century Huatong Group Co. Ltd.,
Class A
(b)
9,000 7,207
Zhejiang China Commodities City Group Co.
Ltd., Class A 6,500 6,910
Zhejiang Chint Electrics Co. Ltd., Class A 3,200 10,097
Zhejiang Dahua Technology Co. Ltd., Class A 4,000 11,150
Zhejiang Huayou Cobalt Co. Ltd., Class A 1,750 8,798
Zhejiang Juhua Co. Ltd., Class A 3,200 6,625
Zhejiang NHU Co. Ltd., Class A 2,780 6,146
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A 4,200 15,347
Zhejiang Supcon Technology Co. Ltd., Class A 674 4,016
Zhejiang Supor Co. Ltd., Class A 700 4,795
Zhejiang Zheneng Electric Power Co. Ltd.,
Class A
(b)
14,500 9,035
Zheshang Securities Co. Ltd., Class A 5,600 7,706
Zhongjin Gold Corp. Ltd., Class A 5,000 7,481
Zhongsheng Group Holdings Ltd. 9,500 21,903
Zhongtai Securities Co. Ltd., Class A 9,900 9,686
Zhuzhou CRRC Times Electric Co. Ltd., Class A 5,271 27,903
Zhuzhou CRRC Times Electric Co. Ltd., Class H 800 2,582
Zijin Mining Group Co. Ltd., Class A 27,300 46,407
Zijin Mining Group Co. Ltd., Class H 82,000 127,434
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class A 7,200 6,316
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
China – 26.4% (continued)
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H 27,000 14,010
ZTE Corp., Class A 4,200 15,008
ZTE Corp., Class H 13,000 28,876
ZTO Express Cayman, Inc. 6,300 147,424
22,763,242
Colombia – 0.1%
Bancolombia SA 4,031 28,599
Ecopetrol SA 73,214 42,882
Grupo Nutresa SA 1,729 20,809
Interconexion Electrica SA ESP 6,431 22,541
114,831
Czech Republic – 0.1%
CEZ AS 2,538 108,433
Egypt – 0.1%
Commercial International Bank Egypt SAE 37,145 72,488
Greece – 0.3%
Eurobank Ergasias Services & Holdings SA
(b)
39,259 63,988
Hellenic Telecommunications Organization SA 3,059 42,778
Mytilineos SA 1,396 51,616
National Bank of Greece SA
(b)
7,696 43,927
OPAP SA 2,331 39,422
Public Power Corp. SA
(b)
3,020 30,740
272,471
Hong Kong – 1.3%
Alibaba Health Information Technology Ltd.
(b)
64,000 37,707
BOC Hong Kong Holdings Ltd. 53,000 140,212
Bosideng International Holdings Ltd. 52,000 20,535
C&D International Investment Group Ltd. 9,000 20,198
China Gas Holdings Ltd. 46,000 41,329
China Merchants Port Holdings Co. Ltd. 20,000 25,433
China Overseas Land & Investment Ltd. 55,000 103,890
China Resources Beer Holdings Co. Ltd. 22,000 116,402
China Resources Gas Group Ltd. 13,700 40,533
China Resources Land Ltd. 40,000 149,784
China Resources Power Holdings Co. Ltd. 24,000 46,500
Chow Tai Fook Jewellery Group Ltd. 34,400 48,536
GCL Technology Holdings Ltd. 273,000 40,123
Geely Automobile Holdings Ltd. 76,000 86,154
Guangdong Investment Ltd. 46,000 31,393
Kunlun Energy Co. Ltd. 60,000 49,996
Orient Overseas International Ltd.
(c)
2,000 25,215
Sino Biopharmaceutical Ltd. 157,500 61,192
Want Want China Holdings Ltd. 58,000 36,025
Xinyi Glass Holdings Ltd. 33,000 37,915
1,159,072
Hungary – 0.2%
MOL Hungarian Oil & Gas PLC 5,869 46,595
OTP Bank NYRT 3,436 127,575
174,170
India – 17.0%
ABB India Ltd. 775 38,251
Adani Energy Solutions Ltd.
(b)
5,330 49,280
Adani Enterprises Ltd. 5,343 147,256
Adani Green Energy Ltd.
(b)
5,239 57,365
Adani Ports & Special Economic Zone Ltd. 10,335 97,412
Adani Power Ltd.
(b)
11,685 50,952
Adani Total Gas Ltd. 3,750 25,416

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
India – 17.0% (continued)
Adani Wilmar Ltd.
(b)
2,203 8,642
Ambuja Cements Ltd. 10,697 54,533
Apollo Hospitals Enterprise Ltd. 1,453 84,115
Asian Paints Ltd. 6,495 233,694
Avenue Supermarts Ltd.
(a),(b)
2,295 100,153
Axis Bank Ltd. 33,341 393,182
Bajaj Auto Ltd. 1,016 64,847
Bajaj Finance Ltd. 3,888 349,890
Bajaj Finserv Ltd. 5,832 109,942
Bajaj Holdings & Investment Ltd. 406 33,776
Bank of Baroda 15,785 37,197
Berger Paints India Ltd. 3,754 25,186
Bharat Electronics Ltd. 54,313 86,924
Bharat Petroleum Corp. Ltd. 13,066 54,809
Bharti Airtel Ltd. 36,046 395,880
Britannia Industries Ltd. 1,774 94,316
Canara Bank 4,472 20,644
Cholamandalam Investment & Finance Co. Ltd. 5,384 73,544
Cipla Ltd. 8,104 116,802
Coal India Ltd. 33,837 127,714
Dabur India Ltd. 8,848 56,207
Divi's Laboratories Ltd. 1,909 77,690
DLF Ltd. 10,007 67,728
Dr. Reddy's Laboratories Ltd. 1,701 109,661
Eicher Motors Ltd. 2,098 83,043
Gail India Ltd. 38,843 55,751
Godrej Consumer Products Ltd.
(b)
5,928 70,619
Grasim Industries Ltd. 5,709 129,370
Havells India Ltd. 3,719 55,663
HCL Technologies Ltd. 15,765 241,610
HDFC Bank Ltd. 81,579 1,446,712
HDFC Life Insurance Co. Ltd.
(a)
15,170 112,665
Hindalco Industries Ltd. 21,216 117,090
Hindustan Aeronautics Ltd. 2,446 53,558
Hindustan Unilever Ltd. 12,940 386,061
ICICI Bank Ltd. 75,808 833,436
ICICI Lombard General Insurance Co. Ltd.
(a)
3,436 56,695
ICICI Prudential Life Insurance Co. Ltd.
(a)
5,515 34,792
Indian Oil Corp. Ltd. 56,740 61,130
Indusind Bank Ltd. 8,767 151,766
Infosys Ltd. 52,246 858,690
InterGlobe Aviation Ltd.
(a),(b)
1,784 52,579
ITC Ltd. 44,954 231,307
Jindal Steel & Power Ltd. 5,858 44,593
Jio Financial Services Ltd.
(b)
48,842 128,472
JSW Steel Ltd. 14,168 125,303
Kotak Mahindra Bank Ltd. 15,626 326,451
Larsen & Toubro Ltd. 9,898 348,212
LTImindtree Ltd.
(a)
1,401 85,152
Mahindra & Mahindra Ltd. 14,300 250,520
Marico Ltd. 7,497 48,313
Maruti Suzuki India Ltd. 1,999 249,514
Nestle India Ltd. 506 147,285
NTPC Ltd. 71,934 203,727
Oil & Natural Gas Corp. Ltd. 59,031 131,982
Pidilite Industries Ltd. 2,231 65,864
Power Grid Corp. of India Ltd. 69,838 169,565
Reliance Industries Ltd. 50,177 1,378,834
SBI Cards & Payment Services Ltd. 3,871 34,691
SBI Life Insurance Co. Ltd.
(a)
6,807 111,832
Shree Cement Ltd. 133 40,982
Siemens Ltd. 1,345 53,810
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
India – 17.0% (continued)
SRF Ltd. 2,241 59,089
State Bank of India 26,888 182,642
Sun Pharmaceutical Industries Ltd. 16,133 210,937
Tata Consultancy Services Ltd. 14,896 602,710
Tata Consumer Products Ltd. 8,734 94,464
Tata Motors Ltd. 26,133 197,319
Tata Motors Ltd., Class A 5,911 29,825
Tata Power Co. Ltd. (The) 25,027 71,947
Tata Steel Ltd. 122,038 174,060
Tech Mahindra Ltd. 9,544 129,894
Titan Co. Ltd. 5,987 229,362
UltraTech Cement Ltd. 1,738 175,812
United Spirits Ltd.
(b)
4,522 56,061
Varun Beverages Ltd. 7,083 77,314
Vedanta Ltd. 16,406 42,681
Wipro Ltd. 20,205 92,654
14,647,418
Indonesia – 2.3%
Adaro Energy Indonesia Tbk PT 214,200 34,520
Amman Mineral Internasional PT
(b)
419,100 171,492
Astra International Tbk PT 308,900 112,301
Bank Central Asia Tbk PT 795,300 438,078
Bank Mandiri (Persero) Tbk PT 674,900 241,112
Bank Negara Indonesia (Persero) Tbk PT 222,600 67,123
Bank Rakyat Indonesia (Persero) Tbk PT 1,026,900 320,644
Barito Pacific Tbk PT 434,648 30,783
Bayan Resources Tbk PT 113,300 129,990
Chandra Asri Petrochemical Tbk PT 96,000 18,009
Charoen Pokphand Indonesia Tbk PT
(b)
104,200 38,046
Goto Gojek Tokopedia Tbk PT, Class A
(b)
14,727,600 55,628
Indofood CBP Sukses Makmur Tbk PT 31,000 20,198
Kalbe Farma Tbk PT 306,100 32,566
Merdeka Copper Gold Tbk PT
(b)
125,700 17,646
Sumber Alfaria Trijaya Tbk PT 281,200 51,160
Telekomunikasi Indonesia (Persero) Tbk PT 715,800 157,264
Trimegah Bangun Persada Tbk PT 136,200 8,360
Unilever Indonesia Tbk PT 51,600 11,759
United Tractors Tbk PT 22,400 35,430
Vale Indonesia Tbk PT 30,500 9,504
2,001,613
Ireland – 1.2%
PDD Holdings, Inc., ADR
(b)
10,017 1,015,924
Kuwait – 0.9%
Agility Public Warehousing Co. KSCP
(b)
24,402 41,465
Boubyan Bank KSCP 18,105 34,274
Kuwait Finance House KSCP 134,268 296,687
Mobile Telecommunications Co. KSCP 29,996 46,610
National Bank of Kuwait SAKP 113,587 321,808
740,844
Malaysia – 1.6%
Axiata Group BHD 40,400 18,485
Celcomdigi BHD 51,000 45,278
CIMB Group Holdings BHD 111,429 133,542
Genting BHD 30,300 25,629
Genting Malaysia BHD 57,300 29,104
Hong Leong Bank BHD 10,000 40,718
Hong Leong Financial Group BHD 2,800 10,320
IHH Healthcare BHD 46,400 58,432
IOI Corp. BHD 50,400 41,572
Kuala Lumpur Kepong BHD 8,700 40,135

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
Malaysia – 1.6% (continued)
Malayan Banking BHD 104,899 198,591
Maxis BHD 35,500 29,506
MISC BHD 20,300 30,890
Mr DIY Group M BHD
(a)
55,750 17,318
Nestle Malaysia BHD 1,000 25,984
Petronas Chemicals Group BHD 38,700 59,620
Petronas Dagangan BHD 6,400 30,707
Petronas Gas BHD 14,600 52,706
PPB Group BHD 10,500 33,454
Press Metal Aluminium Holdings BHD 53,800 55,556
Public Bank BHD 224,400 195,929
RHB Bank BHD 23,517 27,542
Sime Darby Plantation BHD 50,700 46,183
Telekom Malaysia BHD 27,200 28,944
Tenaga Nasional BHD 40,500 84,154
1,360,299
Mexico – 1.9%
Arca Continental SAB de CV 6,807 61,000
Becle SAB de CV 6,543 11,562
Cemex SAB de CV
(b)
225,606 134,841
El Puerto de Liverpool SAB de CV, Series C 3,034 15,426
Fomento Economico Mexicano SAB de CV 26,576 300,075
GMexico Transportes SAB de CV
(a)
6,666 13,884
Grupo Aeroportuario del Pacifico SAB de CV,
Class B 5,695 66,401
Grupo Aeroportuario del Sureste SAB de CV,
Class B 2,795 60,381
Grupo Bimbo SAB de CV, Series A 22,314 90,452
Grupo Carso SAB de CV, Series A 8,098 51,836
Grupo Elektra SAB de CV 814 51,898
Grupo Financiero Banorte SAB de CV, Class O 36,339 293,985
Grupo Financiero Inbursa SAB de CV, Class O
(b)
24,837 51,193
Grupo Mexico SAB de CV, Series B 46,145 191,374
Wal-Mart de Mexico SAB de CV 70,536 252,403
1,646,711
Peru – 0.2%
Credicorp Ltd. 1,027 128,334
Philippines – 0.7%
Aboitiz Equity Ventures, Inc. 35,050 28,292
Aboitiz Power Corp. 19,100 12,102
Ayala Corp. 3,770 40,231
Ayala Land, Inc. 88,000 43,194
Bank of The Philippine Islands 28,422 50,342
BDO Unibank, Inc. 31,464 70,703
Emperador, Inc. 33,400 12,244
International Container Terminal Services, Inc. 11,790 41,807
JG Summit Holdings, Inc. 44,422 28,772
Manila Electric Co. 4,440 27,779
Metropolitan Bank & Trust Co. 26,710 24,620
PLDT, Inc. 1,270 27,083
San Miguel Food and Beverage, Inc. 10,800 9,688
SM Investments Corp. 6,825 96,349
SM Prime Holdings, Inc. 170,400 90,095
Universal Robina Corp. 9,320 17,953
621,254
Qatar – 0.8%
Commercial Bank PSQC (The) 47,760 67,239
Industries Qatar QSC 28,079 94,239
Masraf Al Rayan QSC 81,258 46,867
Mesaieed Petrochemical Holding Co. 69,811 30,486
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
Qatar – 0.8% (continued)
Ooredoo QPSC 10,990 29,852
Qatar Islamic Bank SAQ 23,832 113,891
Qatar National Bank QPSC 64,920 265,493
648,067
Russia – 0.0%
Alrosa PJSC
(d)
11,270 0
Gazprom PJSC
(b),(d)
67,050 0
LUKOIL PJSC
(d)
2,071 0
Magnitogorsk Iron & Steel Works PJSC
(b),(d)
5,210 0
MMC Norilsk Nickel PJSC
(b),(d)
341 0
Novatek PJSC
(d)
5,535 0
Novolipetsk Steel PJSC
(b),(d)
6,530 0
Phosagro PJSC
(b),(d)
229 0
PIK Group PJSC
(b),(d)
401 0
Polyus PJSC
(b),(d)
181 0
Rosneft Oil Co. PJSC
(d)
13,131 0
Sberbank of Russia PJSC
(d)
59,440 0
Severstal PAO PJSC
(b),(d)
859 0
Surgutneftegas PJSC
(d)
45,300 0
Tatneft PJSC
(d)
7,934 0
United Co. RUSAL International PJSC, Class A
(d)
10,710 0
VTB Bank PJSC
(b),(d)
21,230,000 0
0
Saudi Arabia – 3.8%
ACWA Power Co. 1,994 120,652
Al Rajhi Bank 28,700 513,320
Alinma Bank 14,609 128,115
Almarai Co. JSC 4,050 60,346
Arabian Internet & Communications Services
Co. 339 28,265
Bank Albilad 7,370 73,079
Banque Saudi Fransi 8,919 85,229
Dr. Sulaiman Al Habib Medical Services Group
Co. 1,124 75,501
Elm Co. 376 70,277
Etihad Etisalat Co. 5,239 64,377
Riyad Bank 20,304 143,691
SABIC Agri-Nutrients Co. 3,472 123,828
Sahara International Petrochemical Co. 4,849 41,684
Saudi Arabian Mining Co.
(b)
17,349 166,479
Saudi Arabian Oil Co.
(a)
64,318 570,900
Saudi Awwal Bank 5,615 50,065
Saudi Basic Industries Corp. 13,128 269,447
Saudi Electricity Co. 9,770 46,355
Saudi National Bank (The) 43,092 385,365
Saudi Telecom Co. 26,166 267,826
3,284,801
Singapore – 0.0%
BOC Aviation Ltd.
(a)
3,000 18,442
South Africa – 2.4%
ABSA Group Ltd. 11,193 101,452
Anglo American Platinum Ltd. 816 27,161
Bid Corp. Ltd. 5,114 107,859
Capitec Bank Holdings Ltd. 1,332 117,583
FirstRand Ltd. 78,499 257,268
Gold Fields Ltd. 13,504 178,981
Impala Platinum Holdings Ltd. 12,373 51,269
Kumba Iron Ore Ltd. 912 24,023
MTN Group Ltd. 24,983 121,244
Naspers Ltd., Class N 2,757 427,859

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
South Africa – 2.4% (continued)
Nedbank Group Ltd. 7,115 76,122
Sanlam Ltd. 27,429 95,644
Sasol Ltd. 8,046 101,366
Shoprite Holdings Ltd. 6,644 84,643
Sibanye Stillwater Ltd. 36,015 45,915
Standard Bank Group Ltd. 20,002 195,135
Vodacom Group Ltd. 8,795 47,599
2,061,123
South Korea – 11.1%
Amorepacific Corp. 410 38,373
Celltrion Healthcare Co. Ltd. 1,423 70,067
Celltrion, Inc. 1,736 192,168
Doosan Enerbility Co. Ltd.
(b)
6,138 60,991
Ecopro BM Co. Ltd. 680 98,786
Ecopro Co. Ltd. 283 129,917
Hana Financial Group, Inc. 4,344 126,086
Hanwha Solutions Corp.
(b)
1,613 34,218
HD Hyundai Heavy Industries Co. Ltd.
(b)
307 23,209
HMM Co. Ltd. 5,262 56,767
HYBE Co. Ltd.
(b)
275 44,695
Hyundai Glovis Co. Ltd. 336 42,568
Hyundai Mobis Co. Ltd. 924 142,649
Hyundai Motor Co. 2,059 258,719
Industrial Bank of Korea 5,073 41,957
Kakao Corp. 4,432 124,045
KakaoBank Corp. 5,212 70,083
Kakaopay Corp.
(b)
390 9,876
KB Financial Group, Inc. 5,635 214,877
KIA Corp. 3,721 211,873
Korea Electric Power Corp.
(b)
3,670 45,979
Korea Zinc Co. Ltd. 199 69,106
Korean Air Lines Co. Ltd. 2,555 38,782
Krafton, Inc.
(b)
459 55,669
KT Corp. 1,735 41,944
KT&G Corp. 1,456 91,960
L&F Co. Ltd. 355 34,276
LG Chem Ltd. 684 222,843
LG Corp. 1,713 97,918
LG Electronics, Inc. 1,512 111,619
LG Energy Solution
(b)
583 166,411
LG H&H Co. Ltd. 132 30,836
LG Innotek Co. Ltd. 206 34,014
Meritz Financial Group, Inc. 1,611 59,881
NAVER Corp. 2,239 310,680
NCSoft Corp. 220 37,873
POSCO Future M Co. Ltd. 469 82,128
POSCO Holdings, Inc. 1,098 334,550
Samsung Biologics Co. Ltd.
(a),(b)
266 139,642
Samsung C&T Corp. 1,307 103,259
Samsung Electro-Mechanics Co. Ltd. 809 74,458
Samsung Electronics Co. Ltd. 75,578 3,743,785
Samsung Fire & Marine Insurance Co. Ltd. 504 96,467
Samsung Life Insurance Co. Ltd. 1,404 75,161
Samsung SDI Co. Ltd. 750 236,293
Samsung SDS Co. Ltd. 627 64,160
Shinhan Financial Group Co. Ltd. 6,729 173,139
SK Holdings Co. Ltd. 482 50,679
SK Hynix, Inc. 7,966 685,977
SK Innovation Co. Ltd.
(b)
788 71,300
SK Square Co. Ltd.
(b)
1,644 51,795
SK Telecom Co. Ltd. 1,754 63,833
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
South Korea – 11.1% (continued)
S-Oil Corp. 665 32,695
Woori Financial Group, Inc. 9,928 87,478
9,608,514
Taiwan – 15.5%
Accton Technology Corp. 7,000 107,584
Advantech Co. Ltd. 6,928 70,807
Airtac International Group 2,046 66,865
ASE Technology Holding Co. Ltd. 50,000 174,965
Asia Cement Corp. 37,000 45,630
Asustek Computer, Inc. 10,000 104,208
AUO Corp. 81,600 39,246
Catcher Technology Co. Ltd. 10,000 55,958
Cathay Financial Holding Co. Ltd. 142,836 193,325
Chailease Holding Co. Ltd. 22,506 121,776
Chang Hwa Commercial Bank Ltd. 102,264 54,072
China Development Financial Holding Corp.
(b)
252,000 87,794
China Steel Corp. 188,000 139,978
Chunghwa Telecom Co. Ltd. 56,000 200,277
CTBC Financial Holding Co. Ltd. 283,000 212,457
Delta Electronics, Inc. 27,000 241,822
E Ink Holdings, Inc. 12,000 62,155
E.Sun Financial Holding Co. Ltd. 224,714 165,236
Eclat Textile Co. Ltd. 3,000 47,541
ememory Technology, Inc. 1,000 62,124
Eva Airways Corp. 37,000 31,256
Evergreen Marine Corp. Taiwan Ltd. 12,600 41,760
Far Eastern New Century Corp. 57,000 51,842
Far EasTone Telecommunications Co. Ltd. 26,000 60,842
Feng TAY Enterprise Co. Ltd. 10,512 57,851
First Financial Holding Co. Ltd. 165,478 132,138
Formosa Chemicals & Fibre Corp. 61,000 114,534
Formosa Petrochemical Corp. 26,000 63,407
Formosa Plastics Corp. 71,000 168,552
Fubon Financial Holding Co. Ltd. 126,935 235,203
Global Unichip Corp. 1,000 44,242
Globalwafers Co. Ltd. 3,000 43,888
Hon Hai Precision Industry Co. Ltd. 177,000 526,607
Hotai Motor Co. Ltd. 5,120 95,186
Hua Nan Financial Holdings Co. Ltd. 136,139 85,205
Largan Precision Co. Ltd. 1,152 73,521
Lite-On Technology Corp. 32,000 98,659
MediaTek, Inc. 24,000 623,031
Mega Financial Holding Co. Ltd. 170,780 193,237
Momo.com, Inc. 1,100 18,076
Nan Ya Plastics Corp. 79,000 150,766
Nan Ya Printed Circuit Board Corp. 4,000 29,104
Nanya Technology Corp. 20,000 39,895
Novatek Microelectronics Corp. 8,000 112,101
Pegatron Corp. 30,000 69,739
President Chain Store Corp. 8,000 63,512
Quanta Computer, Inc. 40,000 233,082
Realtek Semiconductor Corp. 7,000 86,650
Shanghai Commercial & Savings Bank Ltd.
(The) 70,686 93,493
Shin Kong Financial Holding Co. Ltd.
(b)
230,000 61,622
SinoPac Financial Holdings Co. Ltd. 179,094 98,561
Taishin Financial Holding Co. Ltd. 180,216 95,845
Taiwan Cement Corp. 99,117 98,552
Taiwan Cooperative Financial Holding Co. Ltd. 164,974 127,920
Taiwan High Speed Rail Corp. 34,000 30,819
Taiwan Mobile Co. Ltd. 26,000 76,794

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
Taiwan – 15.5% (continued)
Taiwan Semiconductor Manufacturing Co. Ltd. 358,000 5,838,816
Unimicron Technology Corp. 19,000 83,768
Uni-President Enterprises Corp. 70,000 146,539
United Microelectronics Corp. 168,000 239,297
Vanguard International Semiconductor Corp. 11,000 23,774
Voltronic Power Technology Corp. 1,000 39,926
Walsin Lihwa Corp. 44,000 46,598
Wan HAI Lines Ltd. 22,590 32,177
Wistron Corp. 42,000 115,764
Wiwynn Corp. 1,049 49,159
Yageo Corp. 4,591 74,452
Yang Ming Marine Transport Corp. 21,000 27,258
Yuanta Financial Holding Co. Ltd. 191,529 143,492
13,342,332
Thailand – 1.7%
Advanced Info Service PCL, NVDR 16,100 98,546
Airports of Thailand PCL, NVDR
(b)
66,500 123,499
Asset World Corp. PCL, NVDR 139,300 13,410
Bangkok Bank PCL, NVDR 8,600 37,685
Bangkok Dusit Medical Services PCL, NVDR 58,800 43,353
Bangkok Expressway & Metro PCL, NVDR 122,300 26,881
Bank of Ayudhya PCL, NVDR 28,000 22,202
Berli Jucker PCL, NVDR 13,800 10,846
Bumrungrad Hospital PCL, NVDR 5,900 42,679
Central Pattana PCL, NVDR 20,200 35,126
Central Retail Corp. PCL, NVDR 45,300 46,318
Charoen Pokphand Foods PCL, NVDR 43,100 22,424
CP ALL PCL, NVDR 67,700 104,067
CP Axtra PCL, NVDR 22,200 17,449
Delta Electronics Thailand PCL, NVDR 67,100 147,483
Energy Absolute PCL, NVDR 22,700 26,526
Global Power Synergy PCL, NVDR 2,800 3,038
Gulf Energy Development PCL, NVDR 81,220 97,733
Home Product Center PCL, NVDR 64,800 21,454
Indorama Ventures PCL, NVDR 30,200 19,913
Intouch Holdings PCL, NVDR 8,800 17,383
Kasikornbank PCL, NVDR 17,200 62,928
Krung Thai Bank PCL, NVDR 60,700 31,750
Krungthai Card PCL, NVDR 17,300 21,058
Minor International PCL, NVDR 37,300 29,057
PTT Exploration & Production PCL, NVDR 20,700 94,451
PTT Global Chemical PCL, NVDR 24,500 23,517
PTT Oil & Retail Business PCL, NVDR 45,800 23,319
PTT PCL, NVDR 126,400 116,931
SCB X PCL, NVDR 13,100 35,900
SCG Packaging PCL, NVDR 17,200 17,228
Siam Cement PCL (The), NVDR 3,300 26,442
Thai Life Insurance PCL, NVDR 39,400 12,168
TMBThanachart Bank PCL, NVDR 659,700 30,652
1,503,416
Turkey – 0.9%
Akbank T.A.S. 45,627 47,509
Arcelik AS 3,991 19,156
Aselsan Elektronik Sanayi ve Ticaret AS 17,240 25,190
BIM Birlesik Magazalar AS 6,974 67,046
Coca-Cola Icecek AS 1,035 13,455
Enka Insaat ve Sanayi AS 27,476 29,542
Eregli Demir ve Celik Fabrikalari TAS
(b)
26,926 36,031
Ford Otomotiv Sanayi AS 976 27,125
Gubre Fabrikalari TAS
(b)
587 6,807
Haci OMER Sabanci Holding AS 20,349 38,479
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.6% (continued)
Turkey – 0.9% (continued)
Hektas Ticaret TAS
(b)
14,475 11,215
KOC Holding AS 17,700 85,582
Koza Altin Isletmeleri AS 13,167 10,220
Sasa Polyester Sanayi AS
(b)
15,056 22,755
Tofas Turk Otomobil Fabrikasi AS 1,561 13,280
Turk Hava Yollari AO
(b)
9,915 76,151
Turkcell Iletisim Hizmetleri AS
(b)
16,408 27,837
Turkiye Garanti Bankasi AS 9,629 15,996
Turkiye Is Bankasi AS, Class C 51,476 38,171
Turkiye Petrol Rafinerileri AS 11,707 58,716
Turkiye Sise ve CAM Fabrikalari AS 20,211 33,818
Yapi ve Kredi Bankasi AS 39,206 23,890
727,971
United Arab Emirates – 3.3%
Abu Dhabi Commercial Bank PJSC 44,479 97,241
Abu Dhabi Islamic Bank PJSC 22,078 61,912
Abu Dhabi National Oil Co. for Distribution
PJSC 42,175 38,581
Abu Dhabi Ports Co. PJSC
(b)
12,975 21,089
ADNOC Drilling Co. PJSC 25,358 25,130
Aldar Properties PJSC 56,516 80,012
Alpha Dhabi Holding PJSC
(b)
18,894 97,119
Americana Restaurants International PLC 37,138 37,411
Dubai Electricity & Water Authority PJSC 138,566 89,787
Dubai Islamic Bank PJSC 43,106 63,374
Emaar Properties PJSC 92,031 167,625
Emirates NBD Bank PJSC 37,326 172,250
Emirates Telecommunications Group Co. PJSC 48,086 241,674
Fertiglobe PLC 22,189 19,392
First Abu Dhabi Bank PJSC 64,926 224,139
International Holdings Co. PJSC
(b)
12,424 1,351,655
Multiply Group PJSC
(b)
48,361 44,767
2,833,158
United Kingdom – 0.1%
AngloGold Ashanti PLC 6,291 115,606
United States – 0.2%
BeiGene Ltd.
(b)
11,500 166,520
Total Common Stocks (cost $89,956,521) 84,209,087
Preferred Stocks – 2.3%
Brazil – 1.5%
Banco Bradesco SA, 7.21% 76,431 212,485
Centrais Eletricas Brasileiras SA, Class B,
3.88% 3,773 28,730
Gerdau SA, 14.60% 16,079 69,762
Itau Unibanco Holding SA, 5.58% 69,456 369,385
Itausa SA, 8.56% 84,026 144,125
Petroleo Brasileiro SA, 15.10% 67,283 463,363
1,287,850
Chile – 0.1%
Sociedad Quimica y Minera de Chile SA, Class
B, 13.50% 1,986 95,772
Colombia – 0.0%
Bancolombia SA, 13.00% 6,904 44,059
Russia – 0.0%
Sberbank of Russia PJSC, 9.30%
(d)
4,890 0
Surgutneftegas PJSC, 1.42%
(d)
37,000 0
Tatneft PJSC, Series 3, 13.85%
(d)
266 0
0

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 2.3% (continued)
South Korea – 0.7%
Amorepacific Corp., 1.78% 127 3,432
Hyundai Motor Co., 9.06% 300 22,124
Hyundai Motor Co., Series 2, 9.05% 505 37,430
LG Chem Ltd., 3.57% 132 27,416
LG Electronics, Inc., 1.65% 309 10,307
LG H&H Co. Ltd., 2.87% 37 3,879
Samsung Electro-Mechanics Co. Ltd., 3.47% 62 2,791
Samsung Electronics Co. Ltd., 2.60% 12,097 480,100
Samsung Fire & Marine Insurance Co. Ltd.,
7.44% 67 9,173
Samsung SDI Co. Ltd., 0.49% 67 10,815
607,467
Total Preferred Stocks (cost $1,951,288) 2,035,148
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 5.32%
(e)(f)
(cost $49,361) 49,361 49,361
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government Money Market
Fund, Institutional Shares, 5.32%
(e)(f)
(cost $11,880) 11,880 11,880
Total Investments (cost $91,969,050) 100.0% 86,305,476
Liabilities, Less Cash and Receivables 0.0% (2,104)
Net Assets 100.0% 86,303,372
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities were valued at $3,619,386 or 4.19% of net assets.
(b)
Non-income producing security.
(c)
Security, or portion thereof, on loan. At October 31, 2023, the value of the fund’s securities on loan was $36,429 and the value of the collateral was $38,419, consisting of cash collateral of $11,880 and U.S. Government & Agency securities valued at $26,539. In addition, the value of collateral may include pending sales that are also on loan.
(d)
The fund held Level 3 securities at October 31, 2023. These securities were valued at $0 or 0.00% of net assets.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(f)
The rate shown is the 1-day yield as of October 31, 2023.
Portfolio Summary (Unaudited)
†
Value (%)
Financials 24.3
Information Technology 20.6
Consumer Discretionary 12.8
Communication Services 9.1
Materials 7.1
Industrials 7.3
Consumer Staples 6.2
Energy 5.8
Utilities 2.6
Health Care 2.7
Real Estate 1.4
Registered Investment Companies 0.1
100.0
†
Based on net assets.

See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:
Description
Value ($)
10/31/22 Purchases ($)
1
Sales ($)
Value ($)
10/31/23
Dividends/
Distributions ($)
Investment Companies – 0.1%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 15,604 28,787,783 (28,754,026) 49,361 13,899
Investment of Cash Collateral for Securities Loaned – 0.0%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares — 1,363,818 (1,351,938) 11,880 1,179
2
Total – 0.1% 15,604 30,151,601 (30,105,964) 61,241 15,078
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 5 12/15/2023 237,509 229,800 (7,709)
Gross Unrealized Depreciation (7,709)

STATEMENT OF INVESTMENTS
October 31, 2023
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.4%
Ally Auto Receivables Trust, Series 2022-3,
Class A4, 5.07%, 6/15/2031 125,000 122,877
American Express Credit Account Master
Trust
Series 2022-2, Class A, 3.39%, 5/15/2027 250,000 241,410
Series 2022-3, Class A, 3.75%, 8/15/2027 100,000 96,706
BA Credit Card Trust, Series 2023-A1, Class
A1, 4.79%, 5/15/2028 75,000 73,551
Barclays Dryrock Issuance Trust
Series 2022-1, Class A, 3.07%, 2/15/2028 100,000 96,142
Series 2023-1, Class A, 4.72%, 2/15/2029 100,000 97,793
Capital One Multi-Asset Execution Trust
Series 2022-A1, Class A1, 2.80%,
3/15/2027 40,000 38,413
Series 2022-A2, Class A, 3.49%, 5/15/2027 100,000 96,624
Series 2023-A1, Class A, 4.42%, 5/15/2028 80,000 77,762
Series 2019-A3, Class A3, 2.06%,
8/15/2028 40,000 36,382
CarMax Auto Owner Trust
Series 2021-4, Class A4, 0.82%, 4/15/2027 140,000 126,023
Series 2023-2, Class A3, 5.05%, 1/18/2028 30,000 29,603
Series 2023-3, Class A3, 5.28%, 5/15/2028 100,000 98,634
Discover Card Execution Note Trust
Series 2022-A4, Class A, 5.03%,
10/15/2027 100,000 98,814
Series 2023-A1, Class A, 4.31%, 3/15/2028 75,000 72,770
Ford Credit Auto Owner Trust
Series 2022-A, Class A3, 1.29%, 6/15/2026 25,624 24,796
Series 2022-B, Class A3, 3.74%, 9/15/2026 25,000 24,482
Harley-Davidson Motorcycle Trust, Series
2022-A, Class A3, 3.06%, 2/15/2027 24,178 23,658
John Deere Owner Trust, Series 2021-A, Class
A4, 0.62%, 12/15/2027 100,000 94,903
Nissan Auto Lease Trust, Series 2023-A, Class
A4, 4.80%, 7/15/2027 325,000 319,536
Toyota Auto Receivables Owner Trust, Series
2023-A, Class A3, 4.63%, 9/15/2027 160,000 156,724
Verizon Master Trust, Series 2022-7, Class
A1A, 5.23%, 11/22/2027 100,000 99,134
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A4, 1.26%, 10/20/2028 100,000 92,424
World Omni Auto Receivables Trust
Series 2022-B, Class A3, 3.25%, 7/15/2027 100,000 96,979
Series 2021-C, Class A4, 0.64%, 9/15/2027 100,000 91,332
Total Asset-Backed Securities (cost
$2,475,136) 2,427,472
Commercial Mortgage-Backed Securities – 0.9%
Bank Trust
Series 2019-BN16, Class A4, 4.01%,
2/15/2052 85,000 76,096
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 41,206
Series 2020-BN30, Class A4, 1.93%,
12/15/2053 60,000 44,008
Series 2021-BN31, Class A4, 2.04%,
2/15/2054 25,000 18,787
Series 2023-5YR1, Class A3, 6.26%,
4/15/2056 110,000 109,014
Series 2017-BNK6, Class A4, 3.25%,
7/15/2060 50,000 45,309
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.9% (continued)
Series 2018-BN10, Class A5, 3.69%,
2/15/2061 93,000 83,956
Series 2018-BN11, Class A2, 3.78%,
3/15/2061 188,258 169,221
Series 2018-BN12, Class A3, 3.99%,
5/15/2061 80,000 72,422
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 45,000 38,383
Series 2021-BN37, Class A4, 2.37%,
11/15/2064 100,000 75,266
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 20,943
BBCMS Mortgage Trust
Series 2018-C2, Class A4, 4.05%,
12/15/2051 85,000 76,625
Series 2020-C6, Class A4, 2.64%, 2/15/2053 60,000 48,697
Series 2021-C9, Class A5, 2.30%, 2/15/2054 50,000 38,320
Series 2022-C18, Class A5, 5.71%,
12/15/2055 100,000 95,738
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%,
9/15/2043 50,000 37,396
Series 2018-B2, Class A4, 3.61%,
2/15/2051 50,000 44,653
Series 2018-B3, Class A3, 3.75%,
4/10/2051 175,000 167,400
Series 2021-B27, Class A5, 2.39%,
7/15/2054 120,000 90,322
Series 2022-B32, Class A5, 3.00%,
1/15/2055 150,000 112,173
Series 2022-B34, Class A5, 3.79%,
4/15/2055 100,000 79,185
Series 2022-B35, Class A5, 4.44%,
5/15/2055 140,000 118,920
BMO Mortgage Trust, Series 2023-C4, Class
A5, 5.12%, 2/15/2056 50,000 46,031
Citigroup Commercial Mortgage Trust
Series 2015-GC35, Class A4, 3.82%,
11/10/2048 100,000 94,737
Series 2016-P4, Class AS, 3.08%, 7/10/2049 120,000 106,050
Series 2017-C4, Class A4, 3.47%,
10/12/2050 125,000 112,240
COMM Mortgage Trust
Series 2014-UBS6, Class AM, 4.05%,
12/10/2047 125,000 117,117
Series 2015-CR26, Class A3, 3.36%,
10/10/2048 85,903 81,786
Series 2015-LC23, Class A4, 3.77%,
10/10/2048 50,000 47,444
Series 2019-GC44, Class A5, 2.95%,
8/15/2057 200,000 164,877
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.56%, 11/15/2048 108,000 96,225
Series 2018-CX11, Class A4, 3.77%,
4/15/2051 50,000 46,040
GS Mortgage Securities Trust
Series 2016-GS2, Class A4, 3.05%,
5/10/2049 100,000 92,351
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 71,573
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 22,402

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 0.9% (continued)
Series 2020-GC45, Class AAB, 2.84%,
2/13/2053 330,000 297,156
JPMBB Commercial Mortgage Securities Trust
Series 2014-C24, Class A4A1, 3.37%,
11/15/2047 50,000 48,628
Series 2015-C32, Class A5, 3.60%,
11/15/2048 100,000 93,691
JPMCC Commercial Mortgage Securities
Trust, Series 2017-JP6, Class A4, 3.22%,
7/15/2050 100,000 91,077
Morgan Stanley Bank of America Merrill Lynch
Trust, Series 2016-C29, Class A4, 3.33%,
5/15/2049 150,000 139,776
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%,
3/15/2049 50,000 46,873
Series 2020-L4, Class A3, 2.70%, 2/15/2053 100,000 80,866
Series 2021-L5, Class A2, 1.52%, 5/15/2054 175,000 154,189
UBS Commercial Mortgage Trust
Series 2017-C7, Class A3, 3.42%,
12/15/2050 64,456 59,278
Series 2018-C8, Class A3, 3.72%, 2/15/2051 24,006 21,642
Series 2019-C16, Class A4, 3.60%,
4/15/2052 75,000 64,596
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class A5, 3.15%,
5/15/2048 95,000 90,440
Series 2015-C28, Class A4, 3.54%,
5/15/2048 60,000 57,202
Series 2016-C34, Class AS, 3.48%,
6/15/2049 100,000 89,398
Series 2017-C41, Class A3, 3.21%,
11/15/2050 250,000 226,938
Series 2017-C41, Class A4, 3.47%,
11/15/2050 10,000 8,953
Series 2019-C50, Class A5, 3.73%,
5/15/2052 150,000 130,597
Series 2020-C55, Class A5, 2.73%,
2/15/2053 100,000 81,070
Series 2016-NXS5, Class A5, 3.37%,
1/15/2059 50,000 46,646
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class A5, 3.61%,
11/15/2047 30,000 29,009
Series 2014-C22, Class A5, 3.75%,
9/15/2057 10,000 9,724
Total Commercial Mortgage-Backed
Securities (cost $5,236,839) 4,670,662
Corporate Bonds – 24.8%
Basic Materials – 0.6%
Air Products & Chemicals, Inc.
2.05%, 5/15/2030 31,000 24,964
2.70%, 5/15/2040 50,000 32,407
2.80%, 5/15/2050 35,000 20,638
Albemarle Corp., 5.45%, 12/01/2044
(a)
50,000 41,005
Arcelormittal SA, 6.75%, 3/01/2041 200,000 182,024
Barrick PD Australia Finance Pty Ltd., 5.95%,
10/15/2039 50,000 46,793
BHP Billiton Finance USA Ltd.
5.25%, 9/08/2026 20,000 19,821
5.10%, 9/08/2028 15,000 14,625
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Basic Materials – 0.6% (continued)
5.25%, 9/08/2030 20,000 19,240
5.25%, 9/08/2033 280,000 263,029
4.13%, 2/24/2042 35,000 27,351
5.50%, 9/08/2053 15,000 13,627
Celanese US Holdings LLC
6.05%, 3/15/2025 28,000 27,918
6.35%, 11/15/2028 20,000 19,526
6.55%, 11/15/2030 20,000 19,217
6.70%, 11/15/2033
(a)
20,000 18,988
CF Industries, Inc., 4.95%, 6/01/2043 46,000 35,500
Dow Chemical Co. (The), 4.38%, 11/15/2042 20,000 14,858
DuPont de Nemours, Inc.
4.49%, 11/15/2025 65,000 63,347
4.73%, 11/15/2028 35,000 33,451
5.42%, 11/15/2048 100,000 86,735
Eastman Chemical Co., 4.65%, 10/15/2044 50,000 36,789
Ecolab, Inc.
5.25%, 1/15/2028 100,000 99,185
4.80%, 3/24/2030 35,000 33,194
1.30%, 1/30/2031 20,000 14,733
2.13%, 8/15/2050 10,000 4,919
2.75%, 8/18/2055 60,000 31,983
EIDP, Inc.
1.70%, 7/15/2025 130,000 120,946
4.50%, 5/15/2026 10,000 9,709
4.80%, 5/15/2033 10,000 9,087
FMC Corp.
5.15%, 5/18/2026 10,000 9,651
3.45%, 10/01/2029 50,000 41,401
5.65%, 5/18/2033 50,000 44,043
4.50%, 10/01/2049 25,000 16,551
6.38%, 5/18/2053 10,000 8,383
Freeport-McMoRan, Inc.
4.38%, 8/01/2028 200,000 181,456
4.25%, 3/01/2030 55,000 47,709
5.45%, 3/15/2043 20,000 16,441
Huntsman International LLC
4.50%, 5/01/2029 10,000 8,945
2.95%, 6/15/2031 50,000 37,978
International Flavors & Fragrances, Inc.,
5.00%, 9/26/2048 96,000 69,538
International Paper Co., 4.80%, 6/15/2044 88,000 68,645
Linde, Inc., 1.10%, 8/10/2030 100,000 76,258
LYB International Finance III LLC
5.63%, 5/15/2033 10,000 9,372
3.38%, 10/01/2040 20,000 12,931
3.63%, 4/01/2051 33,000 19,882
3.80%, 10/01/2060 10,000 5,777
LyondellBasell Industries NV, 4.63%,
2/26/2055 10,000 6,966
Mosaic Co. (The), 4.88%, 11/15/2041 10,000 7,649
NewMarket Corp., 2.70%, 3/18/2031 25,000 19,159
Newmont Corp., 4.88%, 3/15/2042 35,000 28,797
Nucor Corp., 2.00%, 6/01/2025 80,000 75,316
Nutrien Ltd.
4.20%, 4/01/2029 20,000 18,353
2.95%, 5/13/2030 70,000 57,633
4.13%, 3/15/2035 100,000 80,930
3.95%, 5/13/2050 23,000 15,514

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Basic Materials – 0.6% (continued)
Rio Tinto Alcan, Inc., 7.25%, 3/15/2031 26,000 27,784
Rio Tinto Finance USA PLC, 5.00%, 3/09/2033 55,000 51,510
Sherwin-Williams Co. (The)
2.30%, 5/15/2030 86,000 68,544
4.00%, 12/15/2042 40,000 28,662
4.50%, 6/01/2047 25,000 18,852
3.30%, 5/15/2050 75,000 44,906
Southern Copper Corp.
3.88%, 4/23/2025 30,000 29,008
6.75%, 4/16/2040 100,000 98,710
Steel Dynamics, Inc.
3.25%, 1/15/2031 37,000 30,562
3.25%, 10/15/2050 25,000 14,276
Suzano Austria GmbH
6.00%, 1/15/2029 25,000 23,997
5.00%, 1/15/2030 187,000 167,852
Series DM3N, 3.13%, 1/15/2032 130,000 97,999
Vale Overseas Ltd.
3.75%, 7/08/2030 257,000 216,265
6.88%, 11/21/2036 100,000 98,227
Westlake Corp.
3.60%, 8/15/2026 34,000 31,858
5.00%, 8/15/2046 25,000 19,080
3,438,979
Communications – 2.0%
Alphabet, Inc.
1.10%, 8/15/2030 24,000 18,389
1.90%, 8/15/2040 50,000 29,873
2.05%, 8/15/2050 285,000 147,160
2.25%, 8/15/2060 10,000 4,992
Amazon.com, Inc.
3.80%, 12/05/2024 50,000 49,127
0.80%, 6/03/2025 25,000 23,278
3.30%, 4/13/2027 40,000 37,478
1.20%, 6/03/2027 100,000 86,659
3.15%, 8/22/2027 80,000 74,022
1.65%, 5/12/2028 75,000 64,028
1.50%, 6/03/2030 25,000 19,488
2.10%, 5/12/2031 75,000 59,088
3.60%, 4/13/2032 35,000 30,370
4.80%, 12/05/2034 50,000 46,770
3.88%, 8/22/2037 100,000 81,856
2.88%, 5/12/2041 30,000 20,127
4.05%, 8/22/2047 35,000 26,685
2.50%, 6/03/2050 155,000 85,641
3.10%, 5/12/2051 50,000 31,042
3.95%, 4/13/2052 59,000 43,178
4.25%, 8/22/2057 25,000 18,911
2.70%, 6/03/2060 10,000 5,317
3.25%, 5/12/2061 260,000 155,543
4.10%, 4/13/2062 40,000 28,743
America Movil SAB de CV
6.13%, 3/30/2040 70,000 66,373
4.38%, 7/16/2042 305,000 233,855
AT&T, Inc.
3.88%, 1/15/2026 115,000 110,299
1.70%, 3/25/2026 25,000 22,693
2.95%, 7/15/2026 50,000 46,424
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Communications – 2.0% (continued)
3.80%, 2/15/2027 35,000 32,688
1.65%, 2/01/2028 200,000 167,274
4.10%, 2/15/2028 75,000 69,391
4.30%, 2/15/2030 25,000 22,404
2.75%, 6/01/2031 50,000 39,323
2.25%, 2/01/2032 50,000 36,936
2.55%, 12/01/2033 80,000 57,409
4.85%, 3/01/2039 35,000 28,520
3.50%, 6/01/2041 25,000 16,708
5.15%, 3/15/2042 139,000 115,388
3.10%, 2/01/2043
(a)
40,000 25,240
4.50%, 3/09/2048 50,000 36,254
4.55%, 3/09/2049 50,000 36,044
3.65%, 6/01/2051 55,000 33,779
3.30%, 2/01/2052 200,000 116,255
3.50%, 9/15/2053 295,000 173,719
3.55%, 9/15/2055 50,000 29,097
3.80%, 12/01/2057 115,000 69,205
3.65%, 9/15/2059 50,000 28,910
3.85%, 6/01/2060 45,000 27,092
Bell Telephone Co. of Canada or Bell Canada
(The)
5.10%, 5/11/2033 15,000 13,660
4.30%, 7/29/2049 50,000 35,670
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 48,676
Charter Communications Operating LLC /
Charter Communications Operating Capital
Corp.
4.91%, 7/23/2025 210,000 205,332
4.20%, 3/15/2028 31,000 28,232
5.05%, 3/30/2029 50,000 46,266
2.80%, 4/01/2031 294,000 225,615
2.30%, 2/01/2032 45,000 32,168
6.38%, 10/23/2035 25,000 22,608
3.50%, 6/01/2041 57,000 34,335
5.75%, 4/01/2048 50,000 38,219
5.13%, 7/01/2049 125,000 86,463
4.80%, 3/01/2050 10,000 6,590
3.70%, 4/01/2051 15,000 8,211
3.85%, 4/01/2061 100,000 52,869
4.40%, 12/01/2061 60,000 34,911
5.50%, 4/01/2063 50,000 35,273
Cisco Systems, Inc.
2.95%, 2/28/2026 25,000 23,724
5.50%, 1/15/2040 25,000 23,717
Comcast Corp.
2.35%, 1/15/2027 45,000 40,650
3.55%, 5/01/2028 50,000 45,814
4.15%, 10/15/2028 25,000 23,355
4.55%, 1/15/2029 15,000 14,240
1.95%, 1/15/2031 85,000 65,127
1.50%, 2/15/2031 50,000 36,990
4.25%, 1/15/2033 50,000 43,719
4.65%, 2/15/2033
(a)
50,000 45,218
4.80%, 5/15/2033
(a)
15,000 13,680
4.20%, 8/15/2034 50,000 42,254
5.65%, 6/15/2035 25,000 23,826
4.60%, 10/15/2038 25,000 20,751
3.25%, 11/01/2039 93,000 64,057
3.97%, 11/01/2047 50,000 35,050

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Communications – 2.0% (continued)
4.00%, 3/01/2048 100,000 70,531
4.70%, 10/15/2048 100,000 79,770
4.00%, 11/01/2049 50,000 34,947
2.80%, 1/15/2051 70,000 38,242
5.35%, 5/15/2053 25,000 21,505
4.95%, 10/15/2058 90,000 72,446
2.65%, 8/15/2062 50,000 24,340
2.99%, 11/01/2063 185,000 95,078
5.50%, 5/15/2064 25,000 21,333
Corning, Inc., 3.90%, 11/15/2049 50,000 33,845
Deutsche Telekom International Finance BV
8.75%, 6/15/2030 10,000 11,203
9.25%, 6/01/2032 100,000 119,146
Discovery Communications LLC
3.95%, 3/20/2028 25,000 22,561
3.63%, 5/15/2030 100,000 83,231
4.88%, 4/01/2043 25,000 17,771
4.65%, 5/15/2050 50,000 32,911
4.00%, 9/15/2055 92,000 52,801
eBay, Inc.
4.00%, 7/15/2042 100,000 70,299
3.65%, 5/10/2051 3,000 1,875
Expedia Group, Inc., 3.80%, 2/15/2028 33,000 29,865
Fox Corp.
4.71%, 1/25/2029 10,000 9,347
3.50%, 4/08/2030 10,000 8,479
6.50%, 10/13/2033 30,000 29,324
5.48%, 1/25/2039 100,000 82,715
Grupo Televisa SAB, 6.63%, 1/15/2040 71,000 66,717
Interpublic Group of Cos., Inc. (The), 3.38%,
3/01/2041 60,000 37,916
Juniper Networks, Inc.
1.20%, 12/10/2025 10,000 9,026
3.75%, 8/15/2029 50,000 43,837
Meta Platforms, Inc.
4.60%, 5/15/2028 25,000 24,233
4.80%, 5/15/2030 15,000 14,450
3.85%, 8/15/2032 100,000 86,842
4.95%, 5/15/2033 30,000 28,117
5.60%, 5/15/2053 40,000 36,158
4.65%, 8/15/2062 65,000 49,044
5.75%, 5/15/2063 30,000 26,924
Motorola Solutions, Inc.
2.30%, 11/15/2030 45,000 34,379
5.50%, 9/01/2044 22,000 18,434
Omnicom Group, Inc.
4.20%, 6/01/2030 25,000 22,011
2.60%, 8/01/2031 25,000 19,225
Paramount Global
4.00%, 1/15/2026 80,000 75,906
2.90%, 1/15/2027 37,000 32,488
5.90%, 10/15/2040 200,000 147,922
5.85%, 9/01/2043 25,000 18,067
4.95%, 5/19/2050 110,000 69,611
Rogers Communications, Inc., 2.90%,
11/15/2026 35,000 31,902
Sprint Capital Corp.
6.88%, 11/15/2028 40,000 40,922
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Communications – 2.0% (continued)
8.75%, 3/15/2032 35,000 39,355
Sprint LLC
7.63%, 2/15/2025 25,000 25,344
7.63%, 3/01/2026 46,000 47,249
TCI Communications, Inc., 7.88%, 2/15/2026 100,000 104,416
Telefonica Emisiones SA
7.05%, 6/20/2036 30,000 30,017
4.90%, 3/06/2048 200,000 143,992
Telefonica Europe BV, 8.25%, 9/15/2030 75,000 81,550
TELUS Corp.
2.80%, 2/16/2027 80,000 72,569
3.70%, 9/15/2027 36,000 33,338
4.60%, 11/16/2048 50,000 36,844
Time Warner Cable LLC
7.30%, 7/01/2038 110,000 102,718
5.50%, 9/01/2041 50,000 37,469
4.50%, 9/15/2042 50,000 32,844
T-Mobile USA, Inc.
3.50%, 4/15/2025 100,000 96,616
1.50%, 2/15/2026 20,000 18,136
2.25%, 2/15/2026 50,000 46,024
2.63%, 4/15/2026 50,000 46,233
3.75%, 4/15/2027 110,000 102,265
2.05%, 2/15/2028 30,000 25,568
4.95%, 3/15/2028 100,000 96,113
4.80%, 7/15/2028
(a)
215,000 204,612
2.40%, 3/15/2029 100,000 83,215
3.88%, 4/15/2030 10,000 8,704
2.55%, 2/15/2031 20,000 15,578
2.70%, 3/15/2032 100,000 76,219
5.05%, 7/15/2033 50,000 45,173
5.75%, 1/15/2034 20,000 18,968
4.38%, 4/15/2040 50,000 38,657
4.50%, 4/15/2050 10,000 7,293
3.40%, 10/15/2052 25,000 14,806
5.65%, 1/15/2053 150,000 129,437
5.75%, 1/15/2054 45,000 39,522
6.00%, 6/15/2054 20,000 18,104
5.80%, 9/15/2062 25,000 21,518
TWDC Enterprises 18 Corp.
Series E, 4.13%, 12/01/2041 100,000 76,182
4.13%, 6/01/2044 15,000 11,255
VeriSign, Inc.
5.25%, 4/01/2025 100,000 98,832
4.75%, 7/15/2027 35,000 33,322
Verizon Communications, Inc.
2.63%, 8/15/2026 35,000 32,203
4.33%, 9/21/2028 292,000 271,893
1.75%, 1/20/2031 80,000 59,157
2.55%, 3/21/2031 175,000 136,635
2.36%, 3/15/2032 150,000 111,996
5.05%, 5/09/2033
(a)
215,000 196,708
4.50%, 8/10/2033 50,000 43,329
3.40%, 3/22/2041 35,000 23,586
2.85%, 9/03/2041 50,000 30,869
6.55%, 9/15/2043 200,000 199,032
4.86%, 8/21/2046 50,000 39,746
4.52%, 9/15/2048 150,000 112,251
2.88%, 11/20/2050 55,000 30,034

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Communications – 2.0% (continued)
5.01%, 8/21/2054 25,000 19,943
4.67%, 3/15/2055 25,000 18,751
3.00%, 11/20/2060 10,000 5,121
3.70%, 3/22/2061 50,000 30,560
Vodafone Group PLC
4.13%, 5/30/2025 54,000 52,624
5.25%, 5/30/2048 10,000 8,075
5.63%, 2/10/2053 50,000 42,025
5.13%, 6/19/2059 193,000 144,827
5.75%, 2/10/2063 50,000 41,645
Walt Disney Co. (The)
3.70%, 10/15/2025 250,000 241,666
3.70%, 3/23/2027 200,000 189,454
3.80%, 3/22/2030 150,000 133,688
2.65%, 1/13/2031 175,000 141,982
3.50%, 5/13/2040 30,000 21,560
3.60%, 1/13/2051 105,000 69,373
10,952,801
Consumer, Cyclical – 1.7%
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/01/2026 5,281 4,720
Series 2015-1, Class A, 3.38%, 5/01/2027 6,005 5,296
Series 2017-1, Class AA, 3.65%, 2/15/2029 34,313 30,365
Series 2017-2, Class AA, 3.35%,
10/15/2029 158,024 136,673
American Honda Finance Corp.
Series G, 5.80%, 10/03/2025 20,000 20,079
Series G, 5.25%, 7/07/2026 15,000 14,878
Series G, 5.13%, 7/07/2028 15,000 14,625
4.60%, 4/17/2030 100,000 93,064
Series G, 5.85%, 10/04/2030 10,000 9,937
AutoNation, Inc., 4.75%, 6/01/2030 30,000 26,257
AutoZone, Inc.
3.25%, 4/15/2025 15,000 14,442
3.63%, 4/15/2025 25,000 24,202
5.05%, 7/15/2026 10,000 9,835
6.25%, 11/01/2028 10,000 10,113
6.55%, 11/01/2033 10,000 10,044
Choice Hotels International, Inc., 3.70%,
1/15/2031 50,000 39,272
Costco Wholesale Corp., 3.00%, 5/18/2027 73,000 67,623
Cummins, Inc., 2.60%, 9/01/2050
(a)
50,000 27,447
Darden Restaurants, Inc.
6.30%, 10/10/2033 10,000 9,716
4.55%, 2/15/2048 20,000 14,594
Dick's Sporting Goods, Inc., 4.10%, 1/15/2052 50,000 29,239
Dollar General Corp.
5.20%, 7/05/2028 10,000 9,605
3.50%, 4/03/2030 50,000 42,215
5.45%, 7/05/2033
(a)
15,000 13,697
4.13%, 4/03/2050 25,000 16,264
5.50%, 11/01/2052 41,000 32,796
Ford Motor Co.
7.45%, 7/16/2031 100,000 100,995
3.25%, 2/12/2032 100,000 75,373
6.10%, 8/19/2032 100,000 92,531
5.29%, 12/08/2046 50,000 36,315
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Cyclical – 1.7% (continued)
Ford Motor Credit Co. LLC
3.38%, 11/13/2025 200,000 186,615
2.70%, 8/10/2026 200,000 179,406
6.80%, 5/12/2028 200,000 199,499
General Motors Co.
6.13%, 10/01/2025 150,000 149,729
4.20%, 10/01/2027 100,000 92,604
6.80%, 10/01/2027 50,000 50,748
5.15%, 4/01/2038 100,000 80,428
5.95%, 4/01/2049
(a)
53,000 42,896
General Motors Financial Co., Inc.
3.80%, 4/07/2025 200,000 193,068
6.05%, 10/10/2025 70,000 69,730
4.00%, 10/06/2026 50,000 46,736
4.35%, 1/17/2027 20,000 18,777
6.00%, 1/09/2028 122,000 119,823
5.80%, 6/23/2028 25,000 24,216
5.85%, 4/06/2030 15,000 14,178
2.35%, 1/08/2031 45,000 33,483
2.70%, 6/10/2031 50,000 37,630
Genuine Parts Co., 1.88%, 11/01/2030 25,000 18,461
Hasbro, Inc.
3.55%, 11/19/2026 50,000 45,994
6.35%, 3/15/2040 50,000 45,534
Home Depot, Inc. (The)
3.35%, 9/15/2025 25,000 24,100
2.70%, 4/15/2030 168,000 140,663
1.38%, 3/15/2031 127,000 93,904
4.50%, 9/15/2032
(a)
200,000 183,571
5.88%, 12/16/2036 100,000 99,032
4.25%, 4/01/2046 150,000 114,040
3.63%, 4/15/2052 50,000 33,324
3.50%, 9/15/2056 15,000 9,510
Honda Motor Co., Ltd., 2.27%, 3/10/2025 300,000 286,842
Hyatt Hotels Corp.
4.85%, 3/15/2026 50,000 48,590
4.38%, 9/15/2028 25,000 22,903
5.75%, 4/23/2030 25,000 23,751
JetBlue Pass-Through Trust, Series 2020-1,
Class A, 4.00%, 11/15/2032 32,148 28,266
Lear Corp., 3.50%, 5/30/2030 63,000 52,104
Lennar Corp., 4.75%, 5/30/2025 80,000 78,360
Lowe's Cos., Inc.
3.10%, 5/03/2027 250,000 229,039
1.70%, 9/15/2028 75,000 62,068
1.70%, 10/15/2030 40,000 30,039
3.75%, 4/01/2032
(a)
100,000 83,824
5.00%, 4/15/2040 50,000 41,707
3.70%, 4/15/2046 433,000 284,804
4.05%, 5/03/2047 10,000 6,892
3.00%, 10/15/2050 10,000 5,500
3.50%, 4/01/2051 30,000 18,252
4.45%, 4/01/2062 59,000 40,283
Magna International, Inc., 2.45%, 6/15/2030 20,000 16,122
Marriott International, Inc.
3.75%, 10/01/2025 100,000 96,026
5.45%, 9/15/2026 10,000 9,873
5.55%, 10/15/2028 15,000 14,612
Series AA, 4.65%, 12/01/2028 50,000 46,714

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Cyclical – 1.7% (continued)
Mattel, Inc., 5.45%, 11/01/2041 25,000 19,401
McDonald's Corp.
3.38%, 5/26/2025 95,000 91,826
3.30%, 7/01/2025 60,000 57,791
4.80%, 8/14/2028 10,000 9,653
2.63%, 9/01/2029 20,000 17,022
4.95%, 8/14/2033 100,000 92,746
4.70%, 12/09/2035 19,000 16,680
4.88%, 12/09/2045 30,000 24,658
4.45%, 3/01/2047 156,000 119,722
4.45%, 9/01/2048 40,000 30,628
5.45%, 8/14/2053 15,000 13,206
MDC Holdings, Inc.
2.50%, 1/15/2031 75,000 54,955
6.00%, 1/15/2043 40,000 31,497
3.97%, 8/06/2061 25,000 13,250
NIKE, Inc.
2.40%, 3/27/2025 100,000 95,990
2.38%, 11/01/2026 40,000 36,795
3.25%, 3/27/2040 40,000 28,790
3.88%, 11/01/2045 50,000 37,368
O'Reilly Automotive, Inc.
3.60%, 9/01/2027 50,000 46,406
3.90%, 6/01/2029 45,000 40,767
1.75%, 3/15/2031 20,000 14,812
PulteGroup, Inc., 6.00%, 2/15/2035 25,000 23,273
PVH Corp., 4.63%, 7/10/2025 50,000 47,911
Sands China Ltd.
2.55%, 3/08/2027 200,000 170,518
5.65%, 8/08/2028 200,000 184,717
Southwest Airlines Co.
5.25%, 5/04/2025 164,000 161,717
5.13%, 6/15/2027 25,000 24,132
2.63%, 2/10/2030 5,000 4,035
Starbucks Corp.
2.00%, 3/12/2027 25,000 22,205
3.55%, 8/15/2029 101,000 90,372
4.80%, 2/15/2033
(a)
120,000 109,812
3.75%, 12/01/2047 150,000 100,991
4.45%, 8/15/2049 40,000 30,152
3.50%, 11/15/2050 112,000 71,700
Target Corp.
2.25%, 4/15/2025 200,000 191,043
2.50%, 4/15/2026 50,000 46,967
2.35%, 2/15/2030 40,000 32,837
4.50%, 9/15/2032
(a)
100,000 90,691
4.80%, 1/15/2053 100,000 81,360
Toyota Motor Corp.
5.28%, 7/13/2026 10,000 9,966
5.12%, 7/13/2028 10,000 9,867
5.12%, 7/13/2033 10,000 9,624
Toyota Motor Credit Corp.
4.80%, 1/10/2025 150,000 148,703
5.60%, 9/11/2025 10,000 10,020
4.45%, 5/18/2026 15,000 14,644
5.00%, 8/14/2026 15,000 14,812
1.15%, 8/13/2027 20,000 17,066
4.55%, 9/20/2027 100,000 96,606
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Cyclical – 1.7% (continued)
5.45%, 11/10/2027 100,000 99,706
4.63%, 1/12/2028 200,000 193,580
5.25%, 9/11/2028 15,000 14,768
4.55%, 5/17/2030 10,000 9,362
Tractor Supply Co., 5.25%, 5/15/2033 15,000 13,721
United Airlines Pass-Through Trust
Series 2013-1, Class A, 4.30%, 8/15/2025 27,663 26,275
Series 2018-1, Class AA, 3.50%, 3/01/2030 75,955 66,126
Series 2023-1, Class A, 5.80%, 1/15/2036 25,000 23,505
Walgreens Boots Alliance, Inc.
3.20%, 4/15/2030
(a)
50,000 38,926
4.80%, 11/18/2044 25,000 16,748
4.10%, 4/15/2050
(a)
50,000 29,117
Walmart, Inc.
4.00%, 4/15/2026 15,000 14,597
5.88%, 4/05/2027 77,000 78,974
3.90%, 4/15/2028 15,000 14,217
1.50%, 9/22/2028 50,000 42,091
2.38%, 9/24/2029 3,000 2,569
4.00%, 4/15/2030 10,000 9,227
4.10%, 4/15/2033 25,000 22,379
3.95%, 6/28/2038 10,000 8,225
2.50%, 9/22/2041 100,000 63,178
4.05%, 6/29/2048 60,000 46,268
4.50%, 9/09/2052 50,000 40,566
4.50%, 4/15/2053 25,000 20,268
WarnerMedia Holdings, Inc.
3.64%, 3/15/2025 30,000 29,000
3.79%, 3/15/2025 10,000 9,674
3.76%, 3/15/2027 70,000 64,451
4.05%, 3/15/2029 25,000 22,115
4.28%, 3/15/2032 85,000 70,455
5.05%, 3/15/2042 75,000 55,465
5.14%, 3/15/2052 120,000 84,947
5.39%, 3/15/2062 250,000 175,097
Whirlpool Corp., 4.75%, 2/26/2029
(a)
10,000 9,350
9,031,133
Consumer, Non-cyclical – 4.2%
Abbott Laboratories
6.00%, 4/01/2039 25,000 25,019
4.90%, 11/30/2046 170,000 146,493
AbbVie, Inc.
2.60%, 11/21/2024 150,000 144,975
3.80%, 3/15/2025 100,000 97,360
3.20%, 11/21/2029 45,000 39,217
4.05%, 11/21/2039 35,000 27,310
4.40%, 11/06/2042 45,000 35,665
4.70%, 5/14/2045 75,000 60,856
4.25%, 11/21/2049 217,000 162,734
Adventist Health System/West, 3.63%,
3/01/2049 20,000 12,644
Advocate Health & Hospitals Corp.
3.83%, 8/15/2028 50,000 46,310
Series 2020, 2.21%, 6/15/2030 15,000 11,956
Aetna, Inc.
6.63%, 6/15/2036 50,000 50,285
4.75%, 3/15/2044 35,000 27,001
3.88%, 8/15/2047 50,000 32,887

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Agilent Technologies, Inc.
2.75%, 9/15/2029 50,000 42,114
2.30%, 3/12/2031 47,000 36,389
Ahold Finance USA LLC, 6.88%, 5/01/2029 25,000 26,059
AHS Hospital Corp., 5.02%, 7/01/2045 50,000 42,160
Altria Group, Inc.
4.40%, 2/14/2026 10,000 9,666
3.40%, 5/06/2030 150,000 125,252
2.45%, 2/04/2032 35,000 25,536
5.80%, 2/14/2039 75,000 66,563
3.40%, 2/04/2041 50,000 30,606
4.50%, 5/02/2043 40,000 28,188
3.88%, 9/16/2046 150,000 92,592
4.45%, 5/06/2050 15,000 9,901
4.00%, 2/04/2061 10,000 6,014
Amgen, Inc.
5.51%, 3/02/2026 150,000 149,162
2.20%, 2/21/2027 50,000 44,808
5.25%, 3/02/2030 100,000 96,018
2.30%, 2/25/2031 45,000 35,161
5.60%, 3/02/2043 112,000 99,841
4.40%, 5/01/2045 75,000 56,295
4.56%, 6/15/2048 20,000 15,146
3.38%, 2/21/2050 200,000 123,419
5.65%, 3/02/2053 54,000 47,472
2.77%, 9/01/2053 10,000 5,204
5.75%, 3/02/2063 150,000 129,835
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 4.90%, 2/01/2046 36,000 29,944
Anheuser-Busch InBev Finance, Inc., 4.90%,
2/01/2046 25,000 20,705
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030 110,000 96,613
4.90%, 1/23/2031 75,000 71,636
4.38%, 4/15/2038 25,000 20,658
8.20%, 1/15/2039 25,000 29,220
5.45%, 1/23/2039 25,000 23,047
8.00%, 11/15/2039 25,000 28,497
4.35%, 6/01/2040 100,000 80,773
4.95%, 1/15/2042 25,000 21,460
4.50%, 6/01/2050 150,000 119,763
5.80%, 1/23/2059 45,000 41,475
Archer-Daniels-Midland Co.
2.50%, 8/11/2026 25,000 23,182
4.54%, 3/26/2042 87,000 70,680
Ascension Health
3.95%, 11/15/2046 25,000 18,128
4.85%, 11/15/2053 25,000 20,797
AstraZeneca Finance LLC, 1.20%, 5/28/2026 75,000 67,436
AstraZeneca PLC
0.70%, 4/08/2026 90,000 80,467
6.45%, 9/15/2037 100,000 103,930
4.00%, 9/18/2042 50,000 38,795
4.38%, 11/16/2045 75,000 59,607
Banner Health, 2.34%, 1/01/2030 25,000 20,307
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 8/15/2050 25,000 15,627
BAT Capital Corp.
3.22%, 9/06/2026 40,000 37,014
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.2% (continued)
3.56%, 8/15/2027 14,000 12,689
4.39%, 8/15/2037 20,000 14,530
3.73%, 9/25/2040 50,000 31,665
5.28%, 4/02/2050 50,000 35,570
5.65%, 3/16/2052 200,000 150,193
BAT International Finance PLC, 1.67%,
3/25/2026 30,000 27,017
Baxalta, Inc.
4.00%, 6/23/2025 15,000 14,557
5.25%, 6/23/2045 35,000 29,935
Baxter International, Inc.
1.92%, 2/01/2027 50,000 43,816
2.54%, 2/01/2032
(a)
50,000 37,463
Becton, Dickinson & Co.
3.73%, 12/15/2024 10,000 9,755
3.70%, 6/06/2027 10,000 9,310
3.79%, 5/20/2050 28,000 18,840
Biogen, Inc.
2.25%, 5/01/2030 75,000 58,872
5.20%, 9/15/2045 45,000 37,468
BIO-RAD Laboratories, Inc., 3.70%,
3/15/2032 100,000 80,299
Boston Scientific Corp.
1.90%, 6/01/2025 10,000 9,407
2.65%, 6/01/2030 25,000 20,559
Bristol-Myers Squibb Co.
1.13%, 11/13/2027
(a)
150,000 127,412
3.90%, 2/20/2028 10,000 9,394
1.45%, 11/13/2030 10,000 7,536
2.95%, 3/15/2032 15,000 12,189
2.35%, 11/13/2040 20,000 12,009
3.55%, 3/15/2042 10,000 7,082
4.55%, 2/20/2048 28,000 22,045
4.25%, 10/26/2049 200,000 148,901
2.55%, 11/13/2050 20,000 10,654
3.70%, 3/15/2052 100,000 67,135
3.90%, 3/15/2062 30,000 19,618
Brown University, in Providence in the State
of Rhode Island & Providence Plantations,
Series A, 2.92%, 9/01/2050 30,000 18,046
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 50,000 46,305
California Endowment (The), Series 2021,
2.50%, 4/01/2051 100,000 54,218
California Institute of Technology, 4.70%,
11/01/2111 35,000 25,570
Campbell Soup Co.
2.38%, 4/24/2030 29,000 22,967
3.13%, 4/24/2050 15,000 8,542
Cardinal Health, Inc.
4.60%, 3/15/2043 25,000 19,062
4.50%, 11/15/2044 40,000 29,120
Cencora, Inc., 3.45%, 12/15/2027 50,000 46,051
Centene Corp.
2.45%, 7/15/2028 135,000 113,536
2.63%, 8/01/2031 165,000 124,409
Children's Hospital, Series 2020, 2.93%,
7/15/2050 50,000 28,138
Children's Hospital of Philadelphia (The),
Series 2020, 2.70%, 7/01/2050 10,000 5,549

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Cigna Group (The)
4.13%, 11/15/2025 30,000 29,067
4.50%, 2/25/2026 5,000 4,852
3.40%, 3/01/2027 30,000 27,808
3.05%, 10/15/2027 50,000 45,184
2.38%, 3/15/2031 160,000 124,625
3.40%, 3/15/2051 25,000 15,405
City of Hope (The), Series 2013, 5.62%,
11/15/2043 135,000 117,530
Clorox Co. (The), 4.60%, 5/01/2032
(a)
75,000 67,620
Coca-Cola Co. (The)
1.45%, 6/01/2027 363,000 318,856
1.00%, 3/15/2028 20,000 16,786
2.13%, 9/06/2029 50,000 42,090
3.45%, 3/25/2030 65,000 57,903
1.65%, 6/01/2030 50,000 39,473
2.25%, 1/05/2032
(a)
25,000 19,792
2.60%, 6/01/2050 100,000 56,900
3.00%, 3/05/2051 25,000 15,543
2.50%, 3/15/2051 135,000 74,474
Coca-Cola Femsa SAB de CV, 2.75%,
1/22/2030 50,000 41,948
Colgate-Palmolive Co., 3.70%, 8/01/2047
(a)
70,000 51,433
CommonSpirit Health, 3.35%, 10/01/2029 60,000 51,461
Community Health Network, Inc., Series 20-A,
3.10%, 5/01/2050 65,000 36,958
ConAgra Brands, Inc., 5.30%, 10/01/2026 10,000 9,819
Constellation Brands, Inc.
4.65%, 11/15/2028 40,000 37,826
4.50%, 5/09/2047 25,000 18,735
5.25%, 11/15/2048 25,000 20,871
3.75%, 5/01/2050 65,000 43,332
CVS Health Corp.
3.88%, 7/20/2025 25,000 24,183
3.00%, 8/15/2026 10,000 9,271
3.63%, 4/01/2027 110,000 102,122
1.30%, 8/21/2027 20,000 16,870
4.30%, 3/25/2028 23,000 21,547
3.25%, 8/15/2029 30,000 25,907
5.13%, 2/21/2030 50,000 47,054
3.75%, 4/01/2030 15,000 13,043
5.25%, 1/30/2031 200,000 188,257
1.88%, 2/28/2031 45,000 33,441
5.25%, 2/21/2033 138,000 127,246
4.88%, 7/20/2035 100,000 86,303
6.13%, 9/15/2039 35,000 32,626
4.13%, 4/01/2040 20,000 14,793
5.05%, 3/25/2048 40,000 31,491
4.25%, 4/01/2050 200,000 138,579
5.63%, 2/21/2053 150,000 127,073
Danaher Corp., 2.60%, 10/01/2050 50,000 27,451
DENTSPLY SIRONA, Inc., 3.25%, 6/01/2030 50,000 40,689
DH Europe Finance II Sarl, 3.25%,
11/15/2039 75,000 53,521
Diageo Capital PLC
5.38%, 10/05/2026 200,000 200,268
5.63%, 10/05/2033 200,000 196,662
Duke University, Series 2020, 2.83%,
10/01/2055 25,000 14,176
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Elevance Health, Inc.
2.88%, 9/15/2029 90,000 76,432
2.25%, 5/15/2030 10,000 7,971
2.55%, 3/15/2031 20,000 15,820
5.50%, 10/15/2032 50,000 47,842
6.38%, 6/15/2037 10,000 9,897
4.63%, 5/15/2042 35,000 28,055
4.65%, 8/15/2044 15,000 11,854
4.38%, 12/01/2047 48,000 35,899
4.55%, 3/01/2048 28,000 21,412
3.60%, 3/15/2051 50,000 32,062
Eli Lilly & Co.
5.50%, 3/15/2027 25,000 25,273
3.38%, 3/15/2029 100,000 91,022
2.50%, 9/15/2060 100,000 50,679
Emory University, Series 2020, 2.14%,
9/01/2030 15,000 12,037
Equifax, Inc.
2.60%, 12/15/2025 15,000 14,007
5.10%, 6/01/2028 10,000 9,540
2.35%, 9/15/2031 100,000 74,387
Estee Lauder Cos., Inc. (The)
4.38%, 5/15/2028 10,000 9,547
4.65%, 5/15/2033
(a)
10,000 9,082
5.15%, 5/15/2053
(a)
74,000 63,364
Fomento Economico Mexicano SAB de CV,
3.50%, 1/16/2050 70,000 45,100
GE HealthCare Technologies, Inc.
5.55%, 11/15/2024 100,000 99,572
5.60%, 11/15/2025 100,000 99,382
5.65%, 11/15/2027 100,000 98,989
5.86%, 3/15/2030 200,000 195,376
General Mills, Inc.
4.20%, 4/17/2028 25,000 23,437
5.50%, 10/17/2028 10,000 9,827
2.88%, 4/15/2030 10,000 8,270
George Washington University (The), Series
2014, 4.30%, 9/15/2044 20,000 15,448
Georgetown University (The), Series B, 4.32%,
4/01/2049 20,000 15,259
Gilead Sciences, Inc.
3.50%, 2/01/2025 25,000 24,294
3.65%, 3/01/2026 40,000 38,183
2.95%, 3/01/2027 25,000 22,910
1.65%, 10/01/2030
(a)
25,000 19,093
5.25%, 10/15/2033 20,000 18,945
2.60%, 10/01/2040 100,000 62,505
4.50%, 2/01/2045 25,000 19,545
4.75%, 3/01/2046 157,000 126,656
2.80%, 10/01/2050 25,000 14,092
5.55%, 10/15/2053 20,000 18,070
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/2028 50,000 46,868
6.38%, 5/15/2038 70,000 72,787
Global Payments, Inc.
2.65%, 2/15/2025 30,000 28,602
3.20%, 8/15/2029 128,000 107,520
5.95%, 8/15/2052 100,000 84,236

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Hackensack Meridian Health, Inc., Series 2020,
2.68%, 9/01/2041 45,000 27,857
HCA, Inc.
5.25%, 4/15/2025 110,000 108,464
5.88%, 2/15/2026 50,000 49,558
5.25%, 6/15/2026 69,000 67,355
4.50%, 2/15/2027 50,000 47,262
5.20%, 6/01/2028 15,000 14,280
4.13%, 6/15/2029 150,000 133,111
3.63%, 3/15/2032 66,000 53,001
5.50%, 6/01/2033 20,000 18,250
4.38%, 3/15/2042 10,000 7,201
5.25%, 6/15/2049 94,000 72,277
4.63%, 3/15/2052 50,000 34,850
5.90%, 6/01/2053 15,000 12,681
Hershey Co. (The), 2.05%, 11/15/2024 40,000 38,511
Hormel Foods Corp., 1.80%, 6/11/2030 40,000 31,330
Humana, Inc.
5.88%, 3/01/2033 75,000 72,704
5.50%, 3/15/2053 81,000 69,744
Illumina, Inc., 2.55%, 3/23/2031
(a)
100,000 76,140
Indiana University Health, Inc. Obligated
Group, 3.97%, 11/01/2048 50,000 36,909
Inova Health System Foundation, 4.07%,
5/15/2052 25,000 18,579
IQVIA, Inc., 5.70%, 5/15/2028
(b)
250,000 239,751
J.M. Smucker Co. (The)
3.50%, 3/15/2025 40,000 38,728
5.90%, 11/15/2028 15,000 14,894
2.38%, 3/15/2030 88,000 70,233
2.13%, 3/15/2032
(a)
50,000 36,611
6.20%, 11/15/2033 20,000 19,465
6.50%, 11/15/2043 15,000 14,232
6.50%, 11/15/2053 20,000 18,889
JBS USA Lux SA / JBS USA Food Co. / JBS
Luxembourg Sarl
6.75%, 3/15/2034
(b)
35,000 32,744
7.25%, 11/15/2053
(b)
20,000 17,766
JBS USA Lux SA / JBS USA Food Co. / JBS USA
Finance, Inc.
2.50%, 1/15/2027 20,000 17,549
5.13%, 2/01/2028 20,000 18,754
3.00%, 2/02/2029 10,000 8,222
5.50%, 1/15/2030 100,000 91,429
3.75%, 12/01/2031 10,000 7,784
3.00%, 5/15/2032 20,000 14,505
5.75%, 4/01/2033 100,000 87,945
4.38%, 2/02/2052 100,000 60,664
Johns Hopkins University, Series A, 2.81%,
1/01/2060 25,000 13,715
Johnson & Johnson
2.63%, 1/15/2025 40,000 38,780
2.45%, 3/01/2026 100,000 93,896
2.95%, 3/03/2027 131,000 122,060
1.30%, 9/01/2030
(a)
25,000 19,309
4.38%, 12/05/2033 50,000 46,512
3.55%, 3/01/2036 50,000 40,884
2.10%, 9/01/2040 100,000 60,726
Kaiser Foundation Hospitals
3.15%, 5/01/2027 70,000 64,878
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.2% (continued)
4.15%, 5/01/2047 25,000 18,821
Series 2021, 3.00%, 6/01/2051 5,000 2,927
Kellanova
4.30%, 5/15/2028 75,000 70,013
2.10%, 6/01/2030 25,000 19,462
5.25%, 3/01/2033 60,000 55,000
Kenvue, Inc.
5.50%, 3/22/2025 15,000 14,978
5.35%, 3/22/2026 15,000 14,940
5.05%, 3/22/2028 20,000 19,600
5.00%, 3/22/2030 50,000 48,074
4.90%, 3/22/2033 20,000 18,711
5.05%, 3/22/2053 25,000 21,476
Keurig Dr Pepper, Inc.
4.42%, 5/25/2025 50,000 48,907
3.40%, 11/15/2025 61,000 58,200
3.95%, 4/15/2029
(a)
35,000 31,864
3.20%, 5/01/2030 28,000 23,616
3.80%, 5/01/2050 10,000 6,633
4.50%, 4/15/2052 35,000 25,881
Kimberly-Clark Corp., 1.05%, 9/15/2027 45,000 38,246
Kraft Heinz Foods Co.
3.00%, 6/01/2026 50,000 46,707
4.38%, 6/01/2046 150,000 109,649
Kroger Co. (The), 3.95%, 1/15/2050
(a)
150,000 101,488
Laboratory Corp. of America Holdings
2.30%, 12/01/2024 40,000 38,423
3.60%, 2/01/2025 10,000 9,712
2.95%, 12/01/2029 50,000 42,170
Leland Stanford Junior University (The),
2.41%, 6/01/2050 50,000 27,296
Mass General Brigham, Inc., Series 2020,
3.19%, 7/01/2049 25,000 15,510
Massachusetts Institute of Technology, 3.96%,
7/01/2038 25,000 20,684
McCormick & Co., Inc.
0.90%, 2/15/2026 20,000 17,882
1.85%, 2/15/2031 15,000 11,121
4.95%, 4/15/2033 10,000 8,996
McKesson Corp., 5.10%, 7/15/2033 10,000 9,297
Mead Johnson Nutrition Co., 5.90%,
11/01/2039 20,000 18,819
MedStar Health, Inc., Series 20A, 3.63%,
8/15/2049 25,000 16,124
Medtronic Global Holdings SCA, 4.50%,
3/30/2033 50,000 45,394
Medtronic, Inc., 4.38%, 3/15/2035 350,000 306,093
Memorial Health Services, 3.45%,
11/01/2049 50,000 32,246
Memorial Sloan-Kettering Cancer Center,
Series 2015, 4.20%, 7/01/2055 50,000 36,267
Merck & Co., Inc.
4.05%, 5/17/2028
(a)
10,000 9,520
3.40%, 3/07/2029 50,000 45,205
4.30%, 5/17/2030 15,000 13,895
1.45%, 6/24/2030 149,000 114,477
2.15%, 12/10/2031 20,000 15,412
4.50%, 5/17/2033 25,000 22,724
3.90%, 3/07/2039 10,000 7,942

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.2% (continued)
4.15%, 5/18/2043 215,000 168,589
4.90%, 5/17/2044 15,000 12,976
5.00%, 5/17/2053 66,000 56,372
2.90%, 12/10/2061 25,000 13,429
5.15%, 5/17/2063 15,000 12,777
Molson Coors Beverage Co.
3.00%, 7/15/2026 50,000 46,408
5.00%, 5/01/2042 25,000 20,458
Mondelez International, Inc., 2.63%,
9/04/2050 75,000 40,659
Montefiore Obligated Group, 4.29%,
9/01/2050 50,000 28,081
Moody's Corp.
3.25%, 1/15/2028 135,000 122,691
4.25%, 8/08/2032 100,000 88,170
4.88%, 12/17/2048 25,000 20,116
Mount Nittany Medical Center Obligated
Group, Series 2022, 3.80%, 11/15/2052 25,000 16,925
Mount Sinai Hospital
Series 2017, 3.98%, 7/01/2048 20,000 14,011
Series 2019, 3.74%, 7/01/2049 75,000 49,673
Mylan, Inc., 4.55%, 4/15/2028 60,000 54,676
New York & Presbyterian Hospital (The),
Series 2019, 3.95%, 8/01/2119 60,000 36,972
Northwell Healthcare, Inc.
3.98%, 11/01/2046 25,000 17,400
4.26%, 11/01/2047 50,000 35,833
Northwestern University, 4.64%, 12/01/2044 35,000 30,186
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 44,999
3.10%, 5/17/2027 25,000 23,192
4.40%, 5/06/2044 70,000 57,134
NYU Langone Hospitals
4.78%, 7/01/2044 75,000 60,774
Series 2020, 3.38%, 7/01/2055 100,000 59,784
Ochsner LSU Health System of North
Louisiana, Series 2021, 2.51%, 5/15/2031 250,000 157,000
Orlando Health Obligated Group, 4.09%,
10/01/2048 100,000 72,192
PayPal Holdings, Inc.
2.65%, 10/01/2026 50,000 46,057
3.25%, 6/01/2050 125,000 76,830
PeaceHealth Obligated Group
Series 2018, 4.79%, 11/15/2048 50,000 38,390
Series 2020, 3.22%, 11/15/2050 10,000 5,590
PepsiCo, Inc.
2.25%, 3/19/2025 158,000 151,362
3.50%, 7/17/2025 25,000 24,227
4.55%, 2/13/2026 167,000 164,645
2.38%, 10/06/2026 16,000 14,817
3.60%, 2/18/2028 50,000 46,814
3.50%, 3/19/2040 20,000 14,903
3.60%, 8/13/2042 25,000 18,453
3.45%, 10/06/2046 50,000 34,659
2.88%, 10/15/2049 20,000 12,152
2.75%, 10/21/2051 160,000 92,740
4.65%, 2/15/2053 100,000 83,803
Pfizer Investment Enterprises Pte Ltd.
4.65%, 5/19/2025 50,000 49,367
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.2% (continued)
4.45%, 5/19/2026 50,000 48,805
4.45%, 5/19/2028 145,000 138,538
4.65%, 5/19/2030 50,000 47,011
4.75%, 5/19/2033 85,000 78,015
5.11%, 5/19/2043 50,000 43,886
5.30%, 5/19/2053 100,000 87,486
5.34%, 5/19/2063 70,000 59,967
Pfizer, Inc.
3.60%, 9/15/2028 55,000 50,839
2.63%, 4/01/2030 50,000 41,753
4.00%, 12/15/2036 139,000 115,519
2.55%, 5/28/2040 125,000 79,331
5.60%, 9/15/2040 100,000 93,725
4.13%, 12/15/2046 20,000 15,137
4.00%, 3/15/2049 25,000 18,521
Pharmacia LLC, 6.60%, 12/01/2028 50,000 52,105
Philip Morris International, Inc.
0.88%, 5/01/2026 50,000 44,478
4.88%, 2/15/2028 100,000 96,087
2.10%, 5/01/2030 100,000 78,484
4.13%, 3/04/2043 50,000 35,825
4.88%, 11/15/2043 100,000 79,443
4.25%, 11/10/2044 80,000 57,634
Piedmont Healthcare, Inc., Series 2032, 2.04%,
1/01/2032 50,000 37,413
Pilgrim's Pride Corp., 6.25%, 7/01/2033 15,000 13,816
Procter & Gamble Co. (The)
2.80%, 3/25/2027 35,000 32,323
2.85%, 8/11/2027 50,000 45,955
3.00%, 3/25/2030 20,000 17,419
1.20%, 10/29/2030 113,000 85,481
3.50%, 10/25/2047 50,000 35,330
Providence St. Joseph Health Obligated Group,
Series I, 3.74%, 10/01/2047 33,000 22,070
Quest Diagnostics, Inc., 3.45%, 6/01/2026 50,000 47,122
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 45,000 33,886
2.80%, 9/15/2050 50,000 26,897
Revvity, Inc.
3.30%, 9/15/2029 50,000 42,615
2.55%, 3/15/2031 50,000 38,506
Reynolds American, Inc.
6.15%, 9/15/2043 25,000 20,860
5.85%, 8/15/2045 50,000 39,085
Royalty Pharma PLC, 3.30%, 9/02/2040 400,000 252,682
RWJ Barnabas Health, Inc., 3.48%, 7/01/2049 50,000 32,524
S&P Global, Inc.
2.45%, 3/01/2027 50,000 45,236
2.70%, 3/01/2029 50,000 43,299
4.25%, 5/01/2029 50,000 46,534
1.25%, 8/15/2030 10,000 7,436
2.90%, 3/01/2032 100,000 80,220
5.25%, 9/15/2033
(b)
15,000 14,176
3.90%, 3/01/2062 100,000 67,337
Seattle Children's Hospital, Series 2021,
2.72%, 10/01/2050 25,000 13,958
Sharp HealthCare, Series 20B, 2.68%,
8/01/2050 45,000 24,683

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.2% (continued)
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 55,000 51,202
Smith & Nephew PLC, 2.03%, 10/14/2030 45,000 33,856
SSM Health Care Corp., 4.89%, 6/01/2028 250,000 241,490
STERIS Irish FinCo UnLtd. Co., 2.70%,
3/15/2031 150,000 118,690
Stryker Corp., 3.38%, 11/01/2025 40,000 38,227
Sutter Health
Series 20A, 3.16%, 8/15/2040 40,000 26,657
Series 2018, 4.09%, 8/15/2048 190,000 137,942
SYSCO Corp.
5.95%, 4/01/2030 50,000 49,618
4.85%, 10/01/2045 15,000 11,673
3.30%, 2/15/2050 20,000 12,021
6.60%, 4/01/2050 20,000 19,767
Texas Health Resources, 4.33%, 11/15/2055 35,000 26,931
Thermo Fisher Scientific, Inc.
4.95%, 8/10/2026 10,000 9,902
4.98%, 8/10/2030 15,000 14,305
4.95%, 11/21/2032 100,000 93,060
5.09%, 8/10/2033 20,000 18,709
5.40%, 8/10/2043
(a)
10,000 9,043
4.10%, 8/15/2047 25,000 18,627
Toledo Hospital (The), 5.75%, 11/15/2038 150,000 142,952
Trinity Health Corp., Series 2021, 2.63%,
12/01/2040 45,000 27,984
Trustees of Princeton University (The), Series
2020, 2.52%, 7/01/2050 275,000 158,802
Trustees of The University of Pennsylvania
(The), 3.61%, 2/15/2119 10,000 5,918
Tyson Foods, Inc., 4.00%, 3/01/2026 150,000 143,812
Unilever Capital Corp.
2.00%, 7/28/2026 100,000 91,543
4.88%, 9/08/2028 100,000 97,637
2.13%, 9/06/2029 100,000 83,188
5.00%, 12/08/2033 100,000 94,058
UnitedHealth Group, Inc.
3.75%, 7/15/2025 33,000 32,138
3.70%, 12/15/2025 28,000 27,056
3.10%, 3/15/2026 40,000 37,967
4.25%, 1/15/2029 50,000 47,000
2.88%, 8/15/2029 25,000 21,680
2.30%, 5/15/2031 35,000 27,533
4.20%, 5/15/2032 50,000 44,305
4.50%, 4/15/2033 25,000 22,496
4.63%, 7/15/2035 96,000 85,315
5.80%, 3/15/2036 22,000 21,642
6.50%, 6/15/2037 180,000 186,768
6.88%, 2/15/2038 67,000 71,904
5.95%, 2/15/2041 30,000 28,825
3.05%, 5/15/2041 10,000 6,667
4.63%, 11/15/2041 17,000 13,984
3.95%, 10/15/2042 50,000 37,248
4.20%, 1/15/2047 50,000 37,295
3.75%, 10/15/2047 50,000 34,498
4.25%, 6/15/2048 18,000 13,471
4.45%, 12/15/2048 10,000 7,716
3.70%, 8/15/2049 50,000 33,838
3.25%, 5/15/2051 10,000 6,145
5.05%, 4/15/2053 30,000 25,228
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Consumer, Non-cyclical – 4.2% (continued)
3.88%, 8/15/2059 15,000 9,933
4.95%, 5/15/2062 35,000 28,202
5.20%, 4/15/2063 150,000 125,373
Universal Health Services, Inc.
1.65%, 9/01/2026 50,000 44,082
2.65%, 1/15/2032 50,000 36,680
University of Chicago (The)
Series 20B, 2.76%, 4/01/2045 100,000 68,634
3.00%, 10/01/2052
(a)
75,000 46,414
4.00%, 10/01/2053 50,000 37,507
University of Southern California
Series 2017, 3.84%, 10/01/2047 25,000 18,598
5.25%, 10/01/2111 25,000 21,077
UPMC, 5.04%, 5/15/2033 10,000 9,297
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 143,000 133,880
Verisk Analytics, Inc., 5.50%, 6/15/2045 50,000 42,332
Viatris, Inc.
3.85%, 6/22/2040 117,000 72,705
4.00%, 6/22/2050 10,000 5,739
Washington University (The)
Series 2022, 3.52%, 4/15/2054 25,000 16,954
4.35%, 4/15/2122 25,000 17,548
William Marsh Rice University, 3.57%,
5/15/2045 15,000 10,857
Wyeth LLC
6.50%, 2/01/2034 25,000 25,792
5.95%, 4/01/2037 50,000 49,243
Yale University, Series 2020, 2.40%,
4/15/2050 50,000 27,436
Yale-New Haven Health Services Corp., Series
2020, 2.50%, 7/01/2050 150,000 77,455
Zimmer Biomet Holdings, Inc.
3.05%, 1/15/2026 15,000 14,099
5.75%, 11/30/2039 35,000 31,192
Zoetis, Inc.
3.90%, 8/20/2028 40,000 37,162
4.70%, 2/01/2043 100,000 82,041
4.45%, 8/20/2048 25,000 19,324
22,456,337
Energy – 1.7%
Apache Corp.
4.38%, 10/15/2028 100,000 89,290
4.25%, 1/15/2030
(a)
44,000 38,506
6.00%, 1/15/2037 10,000 8,856
5.10%, 9/01/2040 25,000 19,447
Baker Hughes Holdings LLC, 5.13%,
9/15/2040 34,000 29,629
Baker Hughes Holdings LLC / Baker Hughes
Co.-Obligor, Inc., 3.34%, 12/15/2027 100,000 91,109
Boardwalk Pipelines LP
5.95%, 6/01/2026 95,000 94,193
3.40%, 2/15/2031 15,000 12,236
BP Capital Markets America, Inc.
3.80%, 9/21/2025 24,000 23,311
3.12%, 5/04/2026 25,000 23,598
3.59%, 4/14/2027 30,000 28,129
3.63%, 4/06/2030 10,000 8,831
1.75%, 8/10/2030 10,000 7,745

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Energy – 1.7% (continued)
4.81%, 2/13/2033 50,000 45,696
4.89%, 9/11/2033 25,000 22,896
3.06%, 6/17/2041 125,000 82,857
2.77%, 11/10/2050 65,000 36,283
2.94%, 6/04/2051 104,000 59,966
3.38%, 2/08/2061 200,000 119,268
BP Capital Markets PLC, 3.28%, 9/19/2027 230,000 212,169
Canadian Natural Resources Ltd.
2.95%, 7/15/2030 186,000 151,637
7.20%, 1/15/2032 15,000 15,486
Cenovus Energy, Inc.
5.25%, 6/15/2037 27,000 23,117
6.75%, 11/15/2039 2,000 1,935
Cheniere Corpus Christi Holdings LLC
5.88%, 3/31/2025 60,000 59,695
2.74%, 12/31/2039 50,000 36,138
Cheniere Energy Partners LP, 5.95%,
6/30/2033
(b)
25,000 23,391
Chevron Corp., 3.08%, 5/11/2050 100,000 62,775
ConocoPhillips Co.
5.05%, 9/15/2033 20,000 18,640
3.76%, 3/15/2042 50,000 36,285
3.80%, 3/15/2052 130,000 88,614
5.30%, 5/15/2053 20,000 17,269
5.55%, 3/15/2054 20,000 17,906
4.03%, 3/15/2062 100,000 67,847
5.70%, 9/15/2063 15,000 13,525
Coterra Energy, Inc., 4.38%, 3/15/2029 50,000 45,772
DCP Midstream Operating LP, 5.60%,
4/01/2044 50,000 42,141
Devon Energy Corp.
5.85%, 12/15/2025 70,000 69,548
4.50%, 1/15/2030 100,000 89,028
4.75%, 5/15/2042 30,000 22,885
Diamondback Energy, Inc.
3.25%, 12/01/2026 115,000 107,188
6.25%, 3/15/2033 30,000 29,606
4.40%, 3/24/2051 100,000 71,210
Enbridge Energy Partners LP, 5.88%,
10/15/2025 25,000 24,942
Enbridge, Inc.
4.25%, 12/01/2026 130,000 123,476
5.50%, 12/01/2046 55,000 45,923
Energy Transfer LP
2.90%, 5/15/2025 75,000 71,437
5.95%, 12/01/2025 50,000 49,737
3.90%, 7/15/2026 85,000 80,270
6.05%, 12/01/2026 20,000 19,987
5.50%, 6/01/2027 108,000 105,289
6.10%, 12/01/2028 10,000 9,887
6.40%, 12/01/2030 20,000 19,780
6.55%, 12/01/2033 35,000 34,495
4.90%, 3/15/2035 98,000 83,024
6.50%, 2/01/2042 25,000 23,093
5.95%, 10/01/2043 25,000 21,137
5.30%, 4/01/2044 100,000 78,595
5.35%, 5/15/2045 50,000 39,279
6.00%, 6/15/2048 25,000 21,289
5.00%, 5/15/2050 50,000 37,483
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Energy – 1.7% (continued)
Enterprise Products Operating LLC
2.80%, 1/31/2030 50,000 41,797
4.85%, 8/15/2042 20,000 16,745
4.45%, 2/15/2043 40,000 31,539
4.85%, 3/15/2044 30,000 24,835
4.25%, 2/15/2048 85,000 63,705
4.20%, 1/31/2050 50,000 36,655
3.70%, 1/31/2051 50,000 33,495
4.95%, 10/15/2054 25,000 20,211
3.95%, 1/31/2060 10,000 6,735
EOG Resources, Inc., 4.15%, 1/15/2026 50,000 48,430
Equinor ASA
3.25%, 11/10/2024 25,000 24,378
1.75%, 1/22/2026 110,000 101,546
3.00%, 4/06/2027 55,000 50,781
4.25%, 11/23/2041 70,000 55,675
3.70%, 4/06/2050 100,000 69,344
Equities Corp., 5.00%, 1/15/2029 107,000 100,208
Exxon Mobil Corp.
2.28%, 8/16/2026 40,000 36,951
4.23%, 3/19/2040 25,000 20,328
3.10%, 8/16/2049 10,000 6,205
4.33%, 3/19/2050 110,000 85,342
3.45%, 4/15/2051 188,000 123,533
Halliburton Co.
4.85%, 11/15/2035 108,000 94,995
4.50%, 11/15/2041 25,000 19,319
5.00%, 11/15/2045 10,000 8,216
Hess Corp.
4.30%, 4/01/2027 100,000 95,702
7.88%, 10/01/2029 30,000 32,940
7.30%, 8/15/2031 25,000 27,059
7.13%, 3/15/2033 20,000 21,554
6.00%, 1/15/2040 25,000 24,106
Kinder Morgan Energy Partners LP
7.75%, 3/15/2032 150,000 157,271
5.00%, 8/15/2042 35,000 27,288
5.00%, 3/01/2043 100,000 77,213
Kinder Morgan, Inc.
1.75%, 11/15/2026 170,000 150,577
4.80%, 2/01/2033 50,000 43,789
3.25%, 8/01/2050 35,000 19,805
3.60%, 2/15/2051 20,000 12,047
Magellan Midstream Partners LP
4.25%, 9/15/2046 50,000 33,731
4.20%, 10/03/2047 100,000 66,164
Marathon Oil Corp.
6.80%, 3/15/2032 50,000 50,405
6.60%, 10/01/2037 25,000 23,868
5.20%, 6/01/2045 25,000 19,298
Marathon Petroleum Corp.
3.80%, 4/01/2028 88,000 80,327
6.50%, 3/01/2041 10,000 9,486
4.75%, 9/15/2044 50,000 37,875
4.50%, 4/01/2048 10,000 7,179
MPLX LP
4.88%, 6/01/2025 75,000 73,548
1.75%, 3/01/2026 15,000 13,606

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Energy – 1.7% (continued)
4.13%, 3/01/2027 100,000 93,988
4.95%, 9/01/2032 100,000 88,851
5.00%, 3/01/2033 50,000 44,296
5.20%, 3/01/2047 35,000 27,134
5.20%, 12/01/2047 25,000 19,326
5.50%, 2/15/2049 25,000 20,204
4.95%, 3/14/2052 100,000 74,194
5.65%, 3/01/2053 50,000 41,132
4.90%, 4/15/2058 10,000 7,064
NOV, Inc., 3.60%, 12/01/2029 30,000 25,912
Occidental Petroleum Corp.
5.88%, 9/01/2025 10,000 9,966
5.50%, 12/01/2025 10,000 9,892
5.55%, 3/15/2026 15,000 14,796
8.50%, 7/15/2027 10,000 10,656
6.38%, 9/01/2028 10,000 10,067
8.88%, 7/15/2030 15,000 16,659
6.63%, 9/01/2030 25,000 25,092
6.13%, 1/01/2031 20,000 19,497
7.50%, 5/01/2031 15,000 15,729
7.88%, 9/15/2031 10,000 10,695
6.45%, 9/15/2036 30,000 29,140
6.20%, 3/15/2040 10,000 9,297
6.60%, 3/15/2046
(a)
20,000 19,220
ONEOK Partners LP, 6.20%, 9/15/2043 15,000 13,469
ONEOK, Inc.
5.55%, 11/01/2026 15,000 14,819
5.65%, 11/01/2028 15,000 14,640
4.35%, 3/15/2029 25,000 22,728
5.80%, 11/01/2030 10,000 9,630
6.35%, 1/15/2031 100,000 98,813
6.05%, 9/01/2033 30,000 28,768
6.63%, 9/01/2053 35,000 32,705
Ovintiv, Inc.
5.65%, 5/15/2025 10,000 9,946
5.38%, 1/01/2026 100,000 98,279
5.65%, 5/15/2028 10,000 9,713
7.20%, 11/01/2031 50,000 50,387
6.25%, 7/15/2033 10,000 9,491
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 10,000 8,858
7.15%, 10/01/2033 10,000 9,753
Phillips 66 Co.
3.55%, 10/01/2026 20,000 18,778
3.90%, 3/15/2028 20,000 18,537
3.15%, 12/15/2029 10,000 8,529
2.15%, 12/15/2030 5,000 3,863
4.65%, 11/15/2034 50,000 43,480
4.68%, 2/15/2045 10,000 7,668
4.90%, 10/01/2046 10,000 7,854
Pioneer Natural Resources Co., 2.15%,
1/15/2031 50,000 39,303
Plains All American Pipeline LP / PAA Finance
Corp.
3.80%, 9/15/2030 50,000 42,140
5.15%, 6/01/2042 40,000 30,404
4.90%, 2/15/2045 200,000 144,156
Sabine Pass Liquefaction LLC
5.63%, 3/01/2025 50,000 49,675
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Energy – 1.7% (continued)
5.00%, 3/15/2027 125,000 120,364
Schlumberger Investment SA
4.50%, 5/15/2028 10,000 9,576
2.65%, 6/26/2030
(a)
45,000 37,266
4.85%, 5/15/2033 10,000 9,208
Shell International Finance BV
3.25%, 5/11/2025 215,000 208,126
3.88%, 11/13/2028 214,000 199,344
6.38%, 12/15/2038 50,000 51,138
4.38%, 5/11/2045 160,000 125,092
3.75%, 9/12/2046 35,000 24,491
3.13%, 11/07/2049 35,000 21,516
Spectra Energy Partners LP, 4.50%,
3/15/2045 45,000 32,483
Suncor Energy, Inc.
6.50%, 6/15/2038 50,000 48,047
3.75%, 3/04/2051 35,000 22,219
Targa Resources Corp., 6.50%, 2/15/2053 100,000 91,289
TC PipeLines LP
4.38%, 3/13/2025 200,000 195,369
3.90%, 5/25/2027 25,000 23,163
Teck Resources Ltd., 6.13%, 10/01/2035 150,000 139,259
Texas Eastern Transmission LP, 7.00%,
7/15/2032 25,000 26,140
Tosco Corp., 8.13%, 2/15/2030 50,000 55,202
TotalEnergies Capital International SA
2.43%, 1/10/2025 99,000 95,463
3.46%, 2/19/2029 10,000 9,049
2.83%, 1/10/2030 100,000 85,315
2.99%, 6/29/2041 100,000 66,013
TransCanada PipeLines Ltd.
4.88%, 1/15/2026 30,000 29,273
4.63%, 3/01/2034 122,000 103,338
5.85%, 3/15/2036 50,000 46,059
4.75%, 5/15/2038 80,000 63,669
5.00%, 10/16/2043 35,000 27,715
Transcontinental Gas Pipe Line Co. LLC
4.00%, 3/15/2028 53,000 48,752
3.25%, 5/15/2030 15,000 12,559
4.45%, 8/01/2042 35,000 26,412
Valero Energy Corp., 4.35%, 6/01/2028 250,000 234,190
Western Midstream Operating LP
4.05%, 2/01/2030 50,000 43,299
6.15%, 4/01/2033 50,000 47,152
5.50%, 8/15/2048 50,000 37,657
Williams Cos., Inc. (The)
5.30%, 8/15/2028 20,000 19,282
4.65%, 8/15/2032 100,000 88,192
6.30%, 4/15/2040 30,000 28,299
4.90%, 1/15/2045 50,000 38,618
5.10%, 9/15/2045 100,000 80,399
9,439,772
Financial – 8.7%
AerCap Ireland Capital DAC / AerCap Global
Aviation Trust
4.45%, 10/01/2025 150,000 143,858
6.10%, 1/15/2027 150,000 147,657
4.63%, 10/15/2027 210,000 194,810

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.7% (continued)
6.15%, 9/30/2030 150,000 143,902
3.40%, 10/29/2033 50,000 37,595
Affiliated Managers Group, Inc., 3.30%,
6/15/2030 25,000 20,746
Aflac, Inc., 4.75%, 1/15/2049 50,000 39,779
Air Lease Corp.
3.63%, 12/01/2027 50,000 44,736
2.10%, 9/01/2028 25,000 20,496
3.00%, 2/01/2030 45,000 36,481
3.13%, 12/01/2030 102,000 81,241
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030 20,000 18,226
1.88%, 2/01/2033 100,000 68,136
3.00%, 5/18/2051 92,000 48,735
Alleghany Corp., 3.63%, 5/15/2030 57,000 50,093
Allstate Corp. (The)
5.25%, 3/30/2033 156,000 143,824
4.50%, 6/15/2043 50,000 37,844
Ally Financial, Inc.
6.99%, 6/13/2029 15,000 14,331
8.00%, 11/01/2031 220,000 212,751
American Express Co.
2.25%, 3/04/2025 331,000 314,859
4.20%, 11/06/2025 25,000 24,203
4.90%, 2/13/2026 370,000 362,506
3.13%, 5/20/2026 100,000 93,819
2.55%, 3/04/2027 238,000 213,015
American Financial Group, Inc., 4.50%,
6/15/2047 25,000 17,987
American International Group, Inc.
2.50%, 6/30/2025 31,000 29,257
4.20%, 4/01/2028 25,000 23,198
3.40%, 6/30/2030 25,000 21,070
6.25%, 5/01/2036 50,000 48,443
American Tower Corp.
2.40%, 3/15/2025 100,000 94,967
1.60%, 4/15/2026 31,000 27,765
5.80%, 11/15/2028 15,000 14,650
3.95%, 3/15/2029 596,000 530,876
2.10%, 6/15/2030 25,000 19,043
1.88%, 10/15/2030 25,000 18,479
2.70%, 4/15/2031 25,000 19,328
2.30%, 9/15/2031 25,000 18,426
5.90%, 11/15/2033 15,000 14,165
3.70%, 10/15/2049 10,000 6,187
3.10%, 6/15/2050 10,000 5,518
2.95%, 1/15/2051 50,000 26,615
Ameriprise Financial, Inc., 3.00%, 4/02/2025 10,000 9,606
AON Corp., 2.80%, 5/15/2030 55,000 44,874
AON Corp. / AON Global Holdings PLC
5.00%, 9/12/2032 80,000 72,531
5.35%, 2/28/2033 60,000 55,907
Arch Capital Group Ltd., 3.64%, 6/30/2050 45,000 28,608
Ares Capital Corp., 3.88%, 1/15/2026 10,000 9,350
Arthur J Gallagher & Co., 3.50%, 5/20/2051 10,000 6,008
Assurant, Inc.
4.90%, 3/27/2028 30,000 28,426
3.70%, 2/22/2030 50,000 41,421
Athene Holding Ltd., 3.95%, 5/25/2051 30,000 18,808
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.7% (continued)
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 8,016
2.45%, 1/15/2031 20,000 15,787
5.00%, 2/15/2033 50,000 46,441
AXIS Specialty Finance LLC, 3.90%,
7/15/2029 15,000 13,265
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 65,000 57,860
2.55%, 10/13/2026 50,000 42,940
Banco Santander SA
5.29%, 8/18/2027 200,000 190,910
5.59%, 8/08/2028 200,000 192,923
2.75%, 12/03/2030 200,000 146,196
Bank of America Corp.
4.00%, 1/22/2025 20,000 19,464
1.53%, 12/06/2025 75,000 70,834
3.37%, 1/23/2026 400,000 384,363
2.02%, 2/13/2026 105,000 99,006
4.45%, 3/03/2026 50,000 47,886
3.50%, 4/19/2026 45,000 42,457
1.32%, 6/19/2026 10,000 9,193
4.83%, 7/22/2026 175,000 170,440
6.22%, 9/15/2026 50,000 50,415
4.25%, 10/22/2026 100,000 94,434
Series N, 1.66%, 3/11/2027 50,000 44,715
3.56%, 4/23/2027 20,000 18,675
1.73%, 7/22/2027 25,000 22,055
5.93%, 9/15/2027 30,000 29,690
3.25%, 10/21/2027 100,000 90,384
Series L, 4.18%, 11/25/2027 30,000 27,606
3.71%, 4/24/2028 143,000 130,576
3.59%, 7/21/2028 50,000 45,248
4.95%, 7/22/2028 50,000 47,523
6.20%, 11/10/2028 200,000 198,726
4.27%, 7/23/2029 54,000 49,100
5.82%, 9/15/2029 55,000 53,552
3.97%, 2/07/2030 50,000 44,195
3.19%, 7/23/2030 50,000 41,919
2.88%, 10/22/2030 200,000 163,556
2.59%, 4/29/2031 50,000 39,431
1.90%, 7/23/2031 5,000 3,719
1.92%, 10/24/2031 25,000 18,439
2.69%, 4/22/2032 15,000 11,503
2.57%, 10/20/2032 20,000 14,992
2.97%, 2/04/2033 35,000 26,811
5.02%, 7/22/2033 100,000 89,362
5.29%, 4/25/2034 85,000 76,803
5.87%, 9/15/2034 80,000 75,365
2.48%, 9/21/2036 274,000 195,319
6.11%, 1/29/2037 111,000 105,484
4.24%, 4/24/2038 50,000 39,451
2.68%, 6/19/2041 10,000 6,090
5.00%, 1/21/2044 150,000 125,845
4.44%, 1/20/2048 50,000 37,758
4.33%, 3/15/2050 130,000 95,596
4.08%, 3/20/2051 160,000 112,237
Series N, 3.48%, 3/13/2052 104,000 65,681
Bank of America NA
5.65%, 8/18/2025 250,000 249,305
5.53%, 8/18/2026 250,000 247,874

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.7% (continued)
Bank of Montreal
5.92%, 9/25/2025 25,000 24,936
0.95%, 1/22/2027 120,000 106,943
2.65%, 3/08/2027 99,000 88,553
5.72%, 9/25/2028 20,000 19,575
Bank of Nova Scotia (The)
5.25%, 12/06/2024 250,000 247,893
5.45%, 6/12/2025 20,000 19,798
4.50%, 12/16/2025 20,000 19,289
1.05%, 3/02/2026 200,000 178,287
1.30%, 9/15/2026 272,000 238,546
5.25%, 6/12/2028 15,000 14,377
Barclays PLC
5.83%, 5/09/2027 200,000 195,242
6.50%, 9/13/2027 200,000 198,088
6.49%, 9/13/2029 200,000 195,067
2.67%, 3/10/2032 50,000 36,860
7.44%, 11/02/2033 200,000 199,481
6.22%, 5/09/2034 200,000 183,207
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 127,000 97,253
4.25%, 1/15/2049 307,000 237,389
BGC Group, Inc., 8.00%, 5/25/2028 10,000 9,744
BlackRock, Inc.
3.20%, 3/15/2027 169,000 157,344
2.40%, 4/30/2030 50,000 41,028
Blackstone Private Credit Fund, 7.05%,
9/29/2025 150,000 149,453
Blackstone Secured Lending Fund, 2.13%,
2/15/2027 50,000 42,184
Blue Owl Capital Corp., 2.88%, 6/11/2028 50,000 40,763
Blue Owl Capital Corp. III, 3.13%, 4/13/2027 50,000 42,613
Blue Owl Credit Income Corp.
4.70%, 2/08/2027 50,000 45,171
7.95%, 6/13/2028
(b)
10,000 9,779
Blue Owl Technology Finance Corp., 2.50%,
1/15/2027 50,000 41,555
Boston Properties LP
3.65%, 2/01/2026 50,000 46,472
4.50%, 12/01/2028 75,000 65,933
3.40%, 6/21/2029 52,000 42,106
3.25%, 1/30/2031 26,000 19,714
6.50%, 1/15/2034 15,000 13,701
BPCE SA, 3.38%, 12/02/2026 250,000 230,142
Brighthouse Financial, Inc.
5.63%, 5/15/2030 70,000 64,081
3.85%, 12/22/2051 150,000 81,901
Brookfield Capital Finance LLC, 6.09%,
6/14/2033 10,000 9,423
Brookfield Corp., 4.00%, 1/15/2025 50,000 48,664
Brookfield Finance LLC / Brookfield Finance,
Inc., 3.45%, 4/15/2050 60,000 34,473
Brookfield Finance, Inc., 3.90%, 1/25/2028 50,000 45,574
Brown & Brown, Inc.
4.50%, 3/15/2029 50,000 45,787
2.38%, 3/15/2031 50,000 37,451
Camden Property Trust, 3.35%, 11/01/2049 35,000 21,847
Canadian Imperial Bank of Commerce, 5.62%,
7/17/2026 10,000 9,903
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.7% (continued)
Capital One Financial Corp.
3.20%, 2/05/2025 20,000 19,116
4.20%, 10/29/2025 100,000 94,874
3.65%, 5/11/2027 40,000 36,072
3.80%, 1/31/2028 50,000 44,075
6.31%, 6/08/2029 30,000 28,709
5.82%, 2/01/2034 250,000 218,236
6.38%, 6/08/2034 30,000 27,368
CBOE Global Markets, Inc., 1.63%,
12/15/2030 75,000 56,530
CBRE Services, Inc.
4.88%, 3/01/2026 25,000 24,172
5.95%, 8/15/2034 15,000 13,625
Charles Schwab Corp. (The)
3.00%, 3/10/2025 50,000 47,921
4.20%, 3/24/2025 25,000 24,318
3.63%, 4/01/2025 37,000 35,673
5.88%, 8/24/2026 20,000 19,841
5.64%, 5/19/2029 20,000 19,261
2.75%, 10/01/2029 157,000 129,123
5.85%, 5/19/2034 56,000 51,351
6.14%, 8/24/2034 25,000 23,410
Chubb INA Holdings, Inc.
3.35%, 5/03/2026 15,000 14,204
1.38%, 9/15/2030 125,000 93,681
CI Financial Corp., 3.20%, 12/17/2030 100,000 72,984
Cincinnati Financial Corp., 6.92%, 5/15/2028 100,000 103,902
Citigroup, Inc.
5.50%, 9/13/2025 75,000 73,955
3.29%, 3/17/2026 100,000 95,745
3.11%, 4/08/2026 15,000 14,310
4.45%, 9/29/2027 135,000 124,728
3.89%, 1/10/2028 50,000 46,360
4.13%, 7/25/2028 87,000 78,035
3.98%, 3/20/2030 20,000 17,679
2.98%, 11/05/2030 23,000 18,870
4.41%, 3/31/2031 40,000 35,348
2.57%, 6/03/2031 250,000 195,717
6.63%, 6/15/2032 145,000 143,678
3.06%, 1/25/2033 25,000 19,253
5.88%, 2/22/2033 40,000 37,632
3.79%, 3/17/2033 100,000 81,244
4.91%, 5/24/2033 180,000 159,419
6.27%, 11/17/2033 45,000 43,708
6.17%, 5/25/2034 200,000 186,524
2.90%, 11/03/2042 100,000 61,305
4.65%, 7/30/2045 90,000 69,088
4.75%, 5/18/2046 15,000 11,185
4.65%, 7/23/2048 30,000 23,060
Citizens Financial Group, Inc.
2.85%, 7/27/2026 205,000 181,711
2.50%, 2/06/2030 50,000 37,105
5.64%, 5/21/2037 75,000 60,200
CME Group, Inc., 3.00%, 3/15/2025 117,000 113,221
CNA Financial Corp., 2.05%, 8/15/2030 50,000 38,188
Comerica, Inc., 4.00%, 2/01/2029 50,000 40,848
Commonwealth Bank of Australia
5.50%, 9/12/2025 250,000 249,654
5.32%, 3/13/2026 250,000 248,521

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.7% (continued)
Cooperatieve Rabobank UA
5.00%, 1/13/2025 250,000 247,551
3.75%, 7/21/2026 250,000 232,378
Corebridge Financial, Inc.
3.50%, 4/04/2025 15,000 14,427
3.65%, 4/05/2027 20,000 18,310
3.90%, 4/05/2032 20,000 16,360
6.05%, 9/15/2033
(b)
10,000 9,389
4.35%, 4/05/2042 10,000 7,242
4.40%, 4/05/2052 35,000 24,170
Corporate Office Properties LP, 2.00%,
1/15/2029 50,000 37,936
Crown Castle, Inc.
4.45%, 2/15/2026 25,000 24,077
1.05%, 7/15/2026 48,000 41,959
2.90%, 4/01/2041 60,000 36,153
4.00%, 11/15/2049 150,000 97,380
4.15%, 7/01/2050 15,000 10,007
Deutsche Bank AG
3.73%, 1/14/2032 200,000 145,089
3.74%, 1/07/2033 200,000 140,242
Digital Realty Trust LP
4.45%, 7/15/2028 95,000 87,881
3.60%, 7/01/2029
(a)
34,000 29,494
Discover Financial Services
3.95%, 11/06/2024 200,000 194,507
4.10%, 2/09/2027 40,000 35,889
Eaton Vance Corp., 3.50%, 4/06/2027 50,000 46,209
Enstar Finance LLC, 5.75%, 9/01/2040 45,000 39,918
EPR Properties, 4.50%, 6/01/2027 50,000 44,073
Equinix, Inc.
2.63%, 11/18/2024 22,000 21,243
2.90%, 11/18/2026 20,000 18,236
3.90%, 4/15/2032 50,000 41,603
3.00%, 7/15/2050 50,000 27,292
2.95%, 9/15/2051 55,000 29,579
Equitable Holdings, Inc., 5.00%, 4/20/2048 50,000 38,060
ERP Operating LP
3.38%, 6/01/2025 25,000 24,015
3.00%, 7/01/2029 20,000 17,193
4.00%, 8/01/2047 50,000 33,662
Essex Portfolio LP, 2.65%, 9/01/2050 50,000 24,766
Extra Space Storage LP
3.50%, 7/01/2026 72,000 67,017
5.50%, 7/01/2030 10,000 9,464
Fairfax Financial Holdings Ltd., 4.63%,
4/29/2030 25,000 22,210
Fidelity National Financial, Inc., 3.40%,
6/15/2030 135,000 111,040
Fifth Third Bancorp
2.38%, 1/28/2025 50,000 47,539
4.77%, 7/28/2030 50,000 44,296
First American Financial Corp., 4.00%,
5/15/2030 25,000 20,802
Franklin Resources, Inc., 1.60%, 10/30/2030 75,000 55,556
Globe Life, Inc., 2.15%, 8/15/2030 29,000 22,110
GLP Capital LP / GLP Financing II, Inc.
5.30%, 1/15/2029 50,000 45,655
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.7% (continued)
4.00%, 1/15/2030 140,000 116,802
3.25%, 1/15/2032 125,000 94,569
Goldman Sachs Group, Inc. (The)
3.50%, 4/01/2025 165,000 158,823
5.80%, 8/10/2026 45,000 44,535
3.50%, 11/16/2026 300,000 278,167
1.09%, 12/09/2026 10,000 8,923
5.95%, 1/15/2027 150,000 147,947
3.85%, 1/26/2027 325,000 302,698
1.43%, 3/09/2027 60,000 53,264
1.54%, 9/10/2027 10,000 8,694
1.95%, 10/21/2027 50,000 43,847
2.64%, 2/24/2028 30,000 26,578
3.69%, 6/05/2028 37,000 33,757
4.22%, 5/01/2029 20,000 18,242
6.48%, 10/24/2029 60,000 60,025
2.60%, 2/07/2030 50,000 40,139
2.62%, 4/22/2032 25,000 19,047
Series D, 2.38%, 7/21/2032 20,000 14,858
2.65%, 10/21/2032 20,000 15,041
3.10%, 2/24/2033 85,000 66,044
6.56%, 10/24/2034
(a)
30,000 29,864
6.45%, 5/01/2036 25,000 24,056
6.75%, 10/01/2037 203,000 198,257
4.41%, 4/23/2039 25,000 19,801
6.25%, 2/01/2041 400,000 387,194
3.21%, 4/22/2042 30,000 19,501
2.91%, 7/21/2042 5,000 3,082
4.75%, 10/21/2045 50,000 39,955
Golub Capital BDC, Inc., 2.05%, 2/15/2027 50,000 42,078
Hanover Insurance Group, Inc. (The), 2.50%,
9/01/2030 25,000 18,714
Hartford Financial Services Group, Inc. (The),
3.60%, 8/19/2049 115,000 74,248
Healthcare Realty Holdings LP, 3.50%,
8/01/2026 5,000 4,629
Healthpeak OP LLC, 5.25%, 12/15/2032 100,000 90,522
Highwoods Realty LP
4.13%, 3/15/2028 100,000 86,103
3.05%, 2/15/2030 50,000 37,389
HSBC Holdings PLC
3.00%, 3/10/2026 200,000 190,686
5.89%, 8/14/2027 200,000 196,471
6.16%, 3/09/2029 200,000 195,786
2.85%, 6/04/2031 375,000 294,357
5.40%, 8/11/2033 200,000 179,571
6.25%, 3/09/2034 200,000 189,766
6.33%, 3/09/2044 200,000 185,503
HSBC USA, Inc., 5.63%, 3/17/2025 550,000 546,457
Hudson Pacific Properties LP
4.65%, 4/01/2029 50,000 35,767
3.25%, 1/15/2030 150,000 96,353
Huntington Bancshares, Inc.
6.21%, 8/21/2029 25,000 24,029
2.49%, 8/15/2036 50,000 33,835
ING Groep NV
6.08%, 9/11/2027 200,000 198,155
4.25%, 3/28/2033 100,000 83,764
6.11%, 9/11/2034 200,000 187,314

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.7% (continued)
Intercontinental Exchange, Inc.
3.65%, 5/23/2025 25,000 24,178
3.75%, 12/01/2025 50,000 48,037
3.10%, 9/15/2027 15,000 13,651
4.35%, 6/15/2029 247,000 228,366
4.60%, 3/15/2033 25,000 22,331
2.65%, 9/15/2040 30,000 18,783
4.25%, 9/21/2048 10,000 7,402
3.00%, 6/15/2050 85,000 49,386
4.95%, 6/15/2052 10,000 8,195
3.00%, 9/15/2060 50,000 26,769
5.20%, 6/15/2062 40,000 33,045
Invitation Homes Operating Partnership LP
2.30%, 11/15/2028 47,000 38,838
5.45%, 8/15/2030 10,000 9,326
Jefferies Financial Group, Inc., 6.25%,
1/15/2036 50,000 47,493
JPMorgan Chase & Co.
5.55%, 12/15/2025 150,000 148,885
2.08%, 4/22/2026 318,000 298,826
4.13%, 12/15/2026 50,000 47,208
1.58%, 4/22/2027 265,000 236,323
8.00%, 4/29/2027 400,000 424,822
4.25%, 10/01/2027 25,000 23,569
6.07%, 10/22/2027 45,000 44,953
3.78%, 2/01/2028 250,000 231,775
4.85%, 7/25/2028 213,000 203,486
5.30%, 7/24/2029 45,000 43,317
6.09%, 10/23/2029 50,000 49,725
4.45%, 12/05/2029 91,000 83,673
2.74%, 10/15/2030 35,000 28,740
4.49%, 3/24/2031 30,000 27,059
2.52%, 4/22/2031 100,000 79,583
1.76%, 11/19/2031 100,000 73,889
2.96%, 1/25/2033 30,000 23,375
4.91%, 7/25/2033 150,000 134,830
5.72%, 9/14/2033
(a)
150,000 140,701
6.25%, 10/23/2034 65,000 64,163
6.40%, 5/15/2038 25,000 25,251
5.50%, 10/15/2040 85,000 77,390
3.11%, 4/22/2041 35,000 23,240
2.53%, 11/19/2041 50,000 29,897
5.40%, 1/06/2042 75,000 67,465
5.63%, 8/16/2043 116,000 104,786
4.26%, 2/22/2048 50,000 36,938
4.03%, 7/24/2048 80,000 56,717
3.90%, 1/23/2049 200,000 138,315
3.11%, 4/22/2051 50,000 29,467
3.33%, 4/22/2052 90,000 55,194
Kemper Corp., 2.40%, 9/30/2030 25,000 18,160
KeyCorp
2.25%, 4/06/2027 40,000 33,162
4.10%, 4/30/2028 50,000 42,755
Kilroy Realty LP, 2.50%, 11/15/2032 100,000 66,127
Kimco Realty OP LLC
3.30%, 2/01/2025 10,000 9,636
6.40%, 3/01/2034 10,000 9,819
3.70%, 10/01/2049 25,000 15,535
Kite Realty Group LP, 4.00%, 10/01/2026 15,000 13,660
Kite Realty Group Trust, 4.75%, 9/15/2030 10,000 8,691
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.7% (continued)
Kreditanstalt Fuer Wiederaufbau
0.38%, 7/18/2025 70,000 64,466
0.63%, 1/22/2026 395,000 357,937
3.63%, 4/01/2026 200,000 193,475
1.00%, 10/01/2026 167,000 149,250
3.75%, 2/15/2028 100,000 95,228
0.75%, 9/30/2030 50,000 37,742
4.13%, 7/15/2033 70,000 64,835
0.00%, 4/18/2036
(c)
225,000 118,443
Landwirtschaftliche Rentenbank
2.00%, 1/13/2025 50,000 47,998
2.38%, 6/10/2025 40,000 38,176
Series 44, 3.88%, 6/14/2028 50,000 47,780
0.88%, 9/03/2030 50,000 37,941
Lazard Group LLC, 4.50%, 9/19/2028 20,000 18,384
Legg Mason, Inc., 4.75%, 3/15/2026 25,000 24,361
Lincoln National Corp.
3.05%, 1/15/2030 25,000 19,745
3.40%, 3/01/2032 50,000 37,496
4.35%, 3/01/2048 45,000 29,322
Lloyds Banking Group PLC
4.65%, 3/24/2026 200,000 189,500
4.72%, 8/11/2026 200,000 193,836
5.99%, 8/07/2027 200,000 197,024
M&T Bank Corp., 4.55%, 8/16/2028 100,000 90,976
Main Street Capital Corp., 3.00%, 7/14/2026 25,000 22,118
Manulife Financial Corp.
4.15%, 3/04/2026 25,000 24,054
4.06%, 2/24/2032 395,000 356,423
5.38%, 3/04/2046 50,000 43,908
Markel Group, Inc., 5.00%, 4/05/2046 50,000 39,316
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 50,000 39,289
2.38%, 12/15/2031 50,000 38,272
5.40%, 9/15/2033 10,000 9,503
4.75%, 3/15/2039 25,000 21,256
2.90%, 12/15/2051 50,000 27,906
5.70%, 9/15/2053 20,000 18,364
Mastercard, Inc.
2.95%, 11/21/2026 148,000 138,063
3.30%, 3/26/2027 15,000 14,004
2.95%, 6/01/2029 200,000 175,589
3.85%, 3/26/2050 10,000 7,302
MetLife, Inc.
6.50%, 12/15/2032 50,000 51,160
5.38%, 7/15/2033 20,000 18,698
5.70%, 6/15/2035 200,000 190,338
4.05%, 3/01/2045 15,000 10,807
MID-America Apartments LP
4.00%, 11/15/2025 35,000 33,740
1.10%, 9/15/2026 50,000 43,955
3.60%, 6/01/2027 45,000 41,818
Mitsubishi UFJ Financial Group, Inc.
3.96%, 3/02/2028 100,000 92,600
5.35%, 9/13/2028 285,000 275,782
5.47%, 9/13/2033 200,000 186,826
5.41%, 4/19/2034
(a)
200,000 185,769
3.75%, 7/18/2039 200,000 150,177

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.7% (continued)
Mizuho Financial Group, Inc.
1.55%, 7/09/2027 200,000 176,543
4.25%, 9/11/2029 75,000 68,230
2.59%, 5/25/2031 50,000 39,208
Morgan Stanley
4.00%, 7/23/2025 372,000 360,062
5.00%, 11/24/2025 250,000 244,267
2.19%, 4/28/2026 100,000 94,052
4.68%, 7/17/2026 175,000 170,014
3.13%, 7/27/2026 50,000 46,265
0.99%, 12/10/2026 295,000 262,491
3.63%, 1/20/2027 150,000 139,332
3.95%, 4/23/2027 50,000 46,019
1.51%, 7/20/2027 40,000 35,111
3.59%, 7/22/2028 95,000 86,081
Series G, 3.77%, 1/24/2029 50,000 45,061
5.16%, 4/20/2029 45,000 42,783
5.45%, 7/20/2029 40,000 38,459
4.43%, 1/23/2030 125,000 113,796
3.62%, 4/01/2031 45,000 38,116
7.25%, 4/01/2032 200,000 213,374
1.93%, 4/28/2032 125,000 90,614
2.24%, 7/21/2032 15,000 11,068
2.51%, 10/20/2032 15,000 11,220
2.94%, 1/21/2033 25,000 19,180
4.89%, 7/20/2033 50,000 44,260
6.34%, 10/18/2033 50,000 49,015
5.25%, 4/21/2034 207,000 186,496
5.30%, 4/20/2037 177,000 153,694
4.46%, 4/22/2039 160,000 128,125
4.38%, 1/22/2047 25,000 18,661
NASDAQ, Inc.
3.85%, 6/30/2026 33,000 31,464
1.65%, 1/15/2031 55,000 40,633
3.25%, 4/28/2050 25,000 14,604
6.10%, 6/28/2063 50,000 44,224
National Australia Bank Ltd., 5.20%,
5/13/2025 250,000 248,530
National Health Investors, Inc., 3.00%,
2/01/2031 35,000 25,218
NatWest Group PLC
7.47%, 11/10/2026 200,000 203,437
5.08%, 1/27/2030 50,000 45,893
NNN REIT, Inc., 5.60%, 10/15/2033 10,000 9,208
Northern Trust Corp.
3.15%, 5/03/2029 25,000 21,894
3.38%, 5/08/2032 50,000 43,977
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 15,000 13,809
4.75%, 1/15/2028 25,000 22,823
3.63%, 10/01/2029 75,000 60,970
ORIX Corp.
5.00%, 9/13/2027 50,000 48,547
4.00%, 4/13/2032 200,000 171,778
PartnerRe Finance B LLC, 3.70%, 7/02/2029 50,000 44,159
Physicians Realty LP, 3.95%, 1/15/2028 25,000 22,444
PNC Bank NA, 2.70%, 10/22/2029 75,000 59,424
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 35,000 33,664
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.7% (continued)
5.81%, 6/12/2026 15,000 14,801
2.60%, 7/23/2026 180,000 165,410
4.76%, 1/26/2027 200,000 192,409
6.62%, 10/20/2027 30,000 30,100
5.58%, 6/12/2029 45,000 43,081
4.63%, 6/06/2033 50,000 41,682
5.94%, 8/18/2034 15,000 13,974
6.88%, 10/20/2034 50,000 50,025
Principal Financial Group, Inc.
3.10%, 11/15/2026 44,000 40,607
4.30%, 11/15/2046 50,000 35,534
Private Export Funding Corp., Series PP,
1.40%, 7/15/2028 50,000 42,453
Progressive Corp. (The), 4.00%, 3/01/2029 10,000 9,297
ProLogis LP
3.25%, 10/01/2026 54,000 50,509
2.88%, 11/15/2029 144,000 121,366
1.75%, 2/01/2031 10,000 7,480
Prospect Capital Corp.
3.36%, 11/15/2026 40,000 34,316
3.44%, 10/15/2028 25,000 19,276
Prudential Financial, Inc.
3.88%, 3/27/2028 51,000 47,424
5.38%, 5/15/2045 50,000 47,626
3.94%, 12/07/2049 108,000 73,176
4.35%, 2/25/2050 165,000 120,898
Radian Group, Inc., 4.88%, 3/15/2027 50,000 46,530
Raymond James Financial, Inc.
4.65%, 4/01/2030 20,000 18,530
4.95%, 7/15/2046 33,000 26,093
Realty Income Corp.
3.88%, 4/15/2025 94,000 91,122
5.05%, 1/13/2026 200,000 196,302
3.00%, 1/15/2027 50,000 45,591
3.95%, 8/15/2027 60,000 55,653
4.90%, 7/15/2033 10,000 8,889
4.65%, 3/15/2047 50,000 39,224
Regency Centers LP
2.95%, 9/15/2029 25,000 20,852
3.70%, 6/15/2030 10,000 8,496
4.40%, 2/01/2047 25,000 17,521
Reinsurance Group of America, Inc., 3.90%,
5/15/2029 150,000 132,147
RenaissanceRe Finance, Inc., 3.45%,
7/01/2027 75,000 67,996
RenaissanceRe Holdings Ltd., 5.75%,
6/05/2033 15,000 13,816
Rexford Industrial Realty LP, 2.15%,
9/01/2031 50,000 36,207
Royal Bank of Canada
2.25%, 11/01/2024 100,000 96,440
1.15%, 6/10/2025 153,000 142,158
6.00%, 11/01/2027 200,000 199,970
Series G, 5.20%, 8/01/2028 20,000 19,276
Series G, 5.00%, 2/01/2033 50,000 45,203
Sabra Health Care LP
5.13%, 8/15/2026 100,000 94,826
3.90%, 10/15/2029 50,000 41,268
3.20%, 12/01/2031 50,000 36,825

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.7% (continued)
Safehold GL Holdings LLC, 2.80%, 6/15/2031 60,000 44,197
Santander Holdings USA, Inc.
3.24%, 10/05/2026 275,000 246,855
6.50%, 3/09/2029 80,000 77,371
6.57%, 6/12/2029 10,000 9,647
Santander UK Group Holdings PLC
1.67%, 6/14/2027 50,000 43,574
2.90%, 3/15/2032 125,000 94,851
Simon Property Group LP
3.50%, 9/01/2025 72,000 68,985
3.25%, 11/30/2026 34,000 31,426
3.38%, 6/15/2027 23,000 21,037
2.45%, 9/13/2029 100,000 81,586
2.20%, 2/01/2031 76,000 57,356
5.50%, 3/08/2033 30,000 27,897
4.75%, 3/15/2042 20,000 15,413
Sixth Street Specialty Lending, Inc., 2.50%,
8/01/2026 50,000 44,073
Spirit Realty LP
4.45%, 9/15/2026 50,000 47,625
4.00%, 7/15/2029 15,000 13,081
3.20%, 2/15/2031 10,000 7,904
2.70%, 2/15/2032 25,000 18,549
State Street Corp.
2.90%, 3/30/2026 50,000 47,674
5.27%, 8/03/2026 25,000 24,589
2.20%, 3/03/2031 145,000 108,514
4.16%, 8/04/2033 50,000 42,307
Stewart Information Services Corp., 3.60%,
11/15/2031 125,000 88,969
STORE Capital Corp.
4.50%, 3/15/2028 30,000 25,932
4.63%, 3/15/2029 35,000 29,520
2.70%, 12/01/2031 28,000 18,726
Sumitomo Mitsui Financial Group, Inc.
0.95%, 1/12/2026 251,000 224,730
2.63%, 7/14/2026 50,000 45,755
3.45%, 1/11/2027 40,000 36,938
5.52%, 1/13/2028 200,000 194,749
5.72%, 9/14/2028 200,000 195,735
2.14%, 9/23/2030 45,000 34,109
5.81%, 9/14/2033 200,000 189,281
6.18%, 7/13/2043 20,000 18,732
Sun Communities Operating LP, 5.70%,
1/15/2033 75,000 68,492
Synchrony Financial
4.50%, 7/23/2025 55,000 51,642
3.70%, 8/04/2026 90,000 79,793
Tanger Properties LP, 2.75%, 9/01/2031 50,000 35,339
Toronto-Dominion Bank (The)
1.25%, 12/13/2024 75,000 71,215
4.69%, 9/15/2027 100,000 95,214
5.52%, 7/17/2028 20,000 19,489
3.20%, 3/10/2032 100,000 79,440
4.46%, 6/08/2032 25,000 21,795
Travelers Cos., Inc. (The), 5.35%, 11/01/2040 25,000 22,777
Travelers Property Casualty Corp., 6.38%,
3/15/2033 15,000 15,611
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.7% (continued)
Truist Bank
1.50%, 3/10/2025 275,000 257,296
3.30%, 5/15/2026 217,000 198,538
Truist Financial Corp.
4.26%, 7/28/2026 50,000 47,882
6.05%, 6/08/2027 25,000 24,472
4.87%, 1/26/2029 250,000 230,787
5.87%, 6/08/2034 30,000 27,302
UBS AG, 1.25%, 6/01/2026 200,000 177,172
UBS Group AG
4.55%, 4/17/2026 350,000 334,457
4.88%, 5/15/2045 50,000 39,818
UDR, Inc.
2.95%, 9/01/2026 40,000 36,937
Series G, 3.50%, 1/15/2028 50,000 44,945
3.00%, 8/15/2031 50,000 39,581
2.10%, 8/01/2032 25,000 17,628
Unum Group, 4.50%, 12/15/2049 10,000 6,597
US Bancorp
1.45%, 5/12/2025 40,000 37,284
Series V, 2.38%, 7/22/2026 45,000 40,720
6.79%, 10/26/2027 20,000 20,165
3.90%, 4/26/2028 140,000 127,257
4.55%, 7/22/2028 132,000 122,479
5.78%, 6/12/2029 30,000 28,852
1.38%, 7/22/2030 55,000 39,080
4.97%, 7/22/2033 100,000 83,896
4.84%, 2/01/2034 64,000 54,695
5.84%, 6/12/2034 30,000 27,667
Ventas Realty LP
3.85%, 4/01/2027 40,000 36,938
3.00%, 1/15/2030 15,000 12,247
4.38%, 2/01/2045 15,000 10,250
4.88%, 4/15/2049 10,000 7,294
Visa, Inc.
3.15%, 12/14/2025 25,000 23,862
1.90%, 4/15/2027 125,000 111,340
1.10%, 2/15/2031 200,000 148,164
4.15%, 12/14/2035 50,000 43,553
2.70%, 4/15/2040 25,000 16,724
4.30%, 12/14/2045 100,000 79,820
Voya Financial, Inc.
5.70%, 7/15/2043 50,000 41,984
4.80%, 6/15/2046 50,000 36,147
W.P. Carey, Inc., 4.25%, 10/01/2026 35,000 33,339
Wachovia Corp., 5.50%, 8/01/2035 35,000 31,151
Wells Fargo & Co.
3.55%, 9/29/2025 25,000 23,871
2.19%, 4/30/2026 15,000 14,111
4.10%, 6/03/2026 100,000 94,419
4.54%, 8/15/2026 255,000 247,131
3.00%, 10/23/2026 10,000 9,159
3.20%, 6/17/2027 45,000 41,554
3.58%, 5/22/2028 150,000 136,541
2.39%, 6/02/2028 90,000 78,447
4.81%, 7/25/2028 50,000 47,295
4.15%, 1/24/2029 20,000 18,161
5.57%, 7/25/2029 75,000 72,230

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Financial – 8.7% (continued)
6.30%, 10/23/2029 60,000 59,528
Series B, 7.95%, 11/15/2029 15,000 15,894
2.88%, 10/30/2030 240,000 196,149
2.57%, 2/11/2031 125,000 99,072
4.90%, 7/25/2033 125,000 109,843
5.39%, 4/24/2034 65,000 58,847
6.49%, 10/23/2034 70,000 68,829
3.07%, 4/30/2041 80,000 51,117
5.38%, 11/02/2043 160,000 131,441
5.61%, 1/15/2044 150,000 126,346
Series G, 4.90%, 11/17/2045 30,000 22,835
4.75%, 12/07/2046 20,000 14,715
5.01%, 4/04/2051 120,000 95,180
Wells Fargo Bank NA
5.55%, 8/01/2025 250,000 249,104
5.45%, 8/07/2026 250,000 247,586
Welltower OP LLC
4.00%, 6/01/2025 200,000 193,398
4.25%, 4/15/2028 45,000 41,495
4.13%, 3/15/2029 25,000 22,556
2.75%, 1/15/2031 115,000 90,282
Western Union Co. (The)
2.85%, 1/10/2025 65,000 62,327
1.35%, 3/15/2026 50,000 44,478
2.75%, 3/15/2031 25,000 18,998
Westpac Banking Corp.
1.15%, 6/03/2026 40,000 35,746
1.95%, 11/20/2028 200,000 167,099
2.89%, 2/04/2030 25,000 23,661
5.41%, 8/10/2033 25,000 22,024
4.11%, 7/24/2034 50,000 42,517
2.67%, 11/15/2035 45,000 32,748
3.02%, 11/18/2036 50,000 36,116
2.96%, 11/16/2040 41,000 23,898
Weyerhaeuser Co.
4.75%, 5/15/2026 15,000 14,602
4.00%, 4/15/2030 15,000 13,118
Willis North America, Inc., 5.35%, 5/15/2033 15,000 13,671
WP Carey, Inc., 3.85%, 7/15/2029 25,000 21,813
XL Group Ltd., 5.25%, 12/15/2043 25,000 21,303
46,928,688
Industrial – 2.1%
3M Co.
2.88%, 10/15/2027 122,000 109,861
3.63%, 9/14/2028 49,000 44,455
3.05%, 4/15/2030
(a)
29,000 24,486
3.63%, 10/15/2047 150,000 96,903
3.25%, 8/26/2049
(a)
10,000 5,878
Allegion US Holding Co., Inc., 3.55%,
10/01/2027 90,000 80,991
Amcor Finance USA, Inc., 3.63%, 4/28/2026 25,000 23,558
Amphenol Corp., 2.80%, 2/15/2030 20,000 16,629
Arrow Electronics, Inc., 2.95%, 2/15/2032 50,000 37,933
Avnet, Inc., 5.50%, 6/01/2032 50,000 44,606
Berry Global, Inc., 1.65%, 1/15/2027 25,000 21,554
Boeing Co. (The)
4.88%, 5/01/2025 10,000 9,825
2.20%, 2/04/2026 25,000 22,975
3.25%, 2/01/2028 134,000 119,605
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Industrial – 2.1% (continued)
2.95%, 2/01/2030 10,000 8,258
5.15%, 5/01/2030 10,000 9,369
6.13%, 2/15/2033 105,000 103,207
3.60%, 5/01/2034 90,000 70,187
3.25%, 2/01/2035 45,000 33,178
6.63%, 2/15/2038 32,000 31,455
3.63%, 3/01/2048 25,000 15,466
3.85%, 11/01/2048 50,000 32,242
3.75%, 2/01/2050 100,000 63,529
5.81%, 5/01/2050 85,000 73,246
3.83%, 3/01/2059 145,000 86,842
5.93%, 5/01/2060 25,000 21,031
Burlington Northern Santa Fe LLC
7.00%, 12/15/2025 20,000 20,652
6.15%, 5/01/2037 25,000 25,116
5.75%, 5/01/2040 20,000 19,076
4.90%, 4/01/2044 15,000 12,585
4.55%, 9/01/2044 27,000 21,497
4.70%, 9/01/2045 40,000 32,262
5.20%, 4/15/2054 35,000 30,229
Canadian National Railway Co.
6.25%, 8/01/2034 25,000 25,322
4.45%, 1/20/2049 100,000 77,662
Canadian Pacific Railway Co.
2.88%, 11/15/2029 53,000 44,703
4.70%, 5/01/2048 50,000 39,079
Carrier Global Corp.
2.72%, 2/15/2030 25,000 20,362
3.38%, 4/05/2040 20,000 13,471
3.58%, 4/05/2050 62,000 38,943
Caterpillar Financial Services Corp.
4.90%, 1/17/2025 205,000 203,794
1.45%, 5/15/2025 20,000 18,822
5.15%, 8/11/2025 65,000 64,625
0.90%, 3/02/2026 373,000 336,317
Series D, 4.35%, 5/15/2026 20,000 19,497
Caterpillar, Inc.
5.20%, 5/27/2041 20,000 18,350
4.75%, 5/15/2064 24,000 19,232
CNH Industrial Capital LLC
4.55%, 4/10/2028 10,000 9,395
5.50%, 1/12/2029 10,000 9,683
CSX Corp.
3.35%, 11/01/2025 25,000 23,926
2.40%, 2/15/2030 450,000 367,430
5.20%, 11/15/2033 10,000 9,383
6.00%, 10/01/2036 40,000 39,366
6.22%, 4/30/2040 20,000 19,677
4.75%, 11/15/2048 13,000 10,338
3.35%, 9/15/2049 175,000 109,124
Deere & Co.
2.75%, 4/15/2025 10,000 9,617
5.38%, 10/16/2029 50,000 49,885
3.90%, 6/09/2042 25,000 19,559
Dover Corp., 5.38%, 10/15/2035 25,000 23,596
Eaton Corp.
4.35%, 5/18/2028 10,000 9,535
4.15%, 3/15/2033 45,000 39,572

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Industrial – 2.1% (continued)
4.15%, 11/02/2042 77,000 59,763
Emerson Electric Co., 1.95%, 10/15/2030 75,000 58,905
FedEx Corp.
3.25%, 4/01/2026 50,000 47,256
4.25%, 5/15/2030 10,000 9,048
2.40%, 5/15/2031 97,000 75,744
4.90%, 1/15/2034 30,000 27,224
3.88%, 8/01/2042 75,000 53,648
4.75%, 11/15/2045 15,000 11,641
4.55%, 4/01/2046 30,000 22,600
4.40%, 1/15/2047 10,000 7,341
4.05%, 2/15/2048 50,000 34,747
Flex Ltd.
3.75%, 2/01/2026 25,000 23,662
4.88%, 5/12/2030 75,000 68,031
Fortune Brands Innovations, Inc., 5.88%,
6/01/2033 10,000 9,313
GATX Corp.
3.85%, 3/30/2027 50,000 46,134
4.70%, 4/01/2029 30,000 27,658
3.50%, 6/01/2032 75,000 59,252
3.10%, 6/01/2051 50,000 27,152
GE Capital International Funding Co.
Unlimited Co., 4.42%, 11/15/2035 200,000 174,075
General Dynamics Corp.
3.25%, 4/01/2025 50,000 48,438
3.50%, 5/15/2025 110,000 106,762
2.13%, 8/15/2026 100,000 91,708
3.50%, 4/01/2027 40,000 37,508
4.25%, 4/01/2040 10,000 8,102
GXO Logistics, Inc.
1.65%, 7/15/2026 142,000 124,968
2.65%, 7/15/2031 50,000 37,350
HEICO Corp.
5.25%, 8/01/2028 10,000 9,648
5.35%, 8/01/2033 10,000 9,179
Hexcel Corp., 4.95%, 8/15/2025 380,000 370,093
Honeywell International, Inc.
2.50%, 11/01/2026 50,000 46,232
4.25%, 1/15/2029 15,000 14,151
1.75%, 9/01/2031 50,000 37,459
4.50%, 1/15/2034 15,000 13,477
5.70%, 3/15/2037 17,000 16,588
3.81%, 11/21/2047 70,000 50,077
Hubbell, Inc., 3.15%, 8/15/2027 50,000 45,548
Huntington Ingalls Industries, Inc.
3.84%, 5/01/2025 75,000 72,575
3.48%, 12/01/2027 50,000 45,264
4.20%, 5/01/2030 25,000 22,105
IDEX Corp., 2.63%, 6/15/2031 25,000 19,476
Illinois Tool Works, Inc.
2.65%, 11/15/2026 35,000 32,292
3.90%, 9/01/2042 95,000 73,149
Ingersoll Rand, Inc.
5.40%, 8/14/2028 10,000 9,744
5.70%, 8/14/2033 20,000 18,899
Jabil, Inc.
4.25%, 5/15/2027 50,000 46,902
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Industrial – 2.1% (continued)
3.95%, 1/12/2028 10,000 9,111
Jacobs Engineering Group, Inc.
6.35%, 8/18/2028 10,000 9,945
5.90%, 3/01/2033 50,000 46,321
John Deere Capital Corp.
2.13%, 3/07/2025 300,000 286,737
4.95%, 6/06/2025 10,000 9,930
4.80%, 1/09/2026 183,000 180,613
4.75%, 6/08/2026 10,000 9,843
5.15%, 9/08/2026 10,000 9,947
2.35%, 3/08/2027
(a)
5,000 4,517
4.95%, 7/14/2028 25,000 24,391
2.80%, 7/18/2029 50,000 43,262
2.45%, 1/09/2030 25,000 20,834
4.70%, 6/10/2030 215,000 202,467
Series I, 5.15%, 9/08/2033 20,000 19,007
Keysight Technologies, Inc., 3.00%,
10/30/2029 60,000 50,414
Kirby Corp., 4.20%, 3/01/2028 65,000 59,838
L3Harris Technologies, Inc.
3.83%, 4/27/2025 125,000 121,043
4.40%, 6/15/2028 100,000 93,398
1.80%, 1/15/2031 50,000 37,284
Lafarge SA, 7.13%, 7/15/2036 40,000 41,164
Lennox International, Inc., 5.50%, 9/15/2028 10,000 9,757
Lockheed Martin Corp.
3.55%, 1/15/2026 49,000 47,078
5.25%, 1/15/2033 100,000 96,286
3.80%, 3/01/2045 90,000 65,490
4.09%, 9/15/2052 100,000 73,740
4.15%, 6/15/2053 50,000 37,157
Martin Marietta Materials, Inc.
3.50%, 12/15/2027 25,000 22,820
3.20%, 7/15/2051 50,000 29,673
Mohawk Industries, Inc.
5.85%, 9/18/2028 10,000 9,833
3.63%, 5/15/2030
(a)
10,000 8,579
Nordson Corp., 5.80%, 9/15/2033 10,000 9,516
Norfolk Southern Corp.
5.05%, 8/01/2030 200,000 189,061
4.84%, 10/01/2041 50,000 41,202
4.15%, 2/28/2048 50,000 35,922
2.90%, 8/25/2051 100,000 55,529
5.35%, 8/01/2054 50,000 42,724
Northrop Grumman Corp.
5.05%, 11/15/2040 20,000 17,296
4.75%, 6/01/2043 35,000 28,672
4.03%, 10/15/2047 100,000 72,671
nVent Finance Sarl, 2.75%, 11/15/2031 100,000 74,494
Oshkosh Corp., 3.10%, 3/01/2030 105,000 88,686
Otis Worldwide Corp.
2.29%, 4/05/2027 40,000 35,640
5.25%, 8/16/2028 15,000 14,594
3.36%, 2/15/2050 50,000 31,499
Owens Corning, 3.40%, 8/15/2026 100,000 93,105
Packaging Corp. of America, 3.40%,
12/15/2027 45,000 41,131

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Industrial – 2.1% (continued)
Parker-Hannifin Corp.
3.25%, 6/14/2029 25,000 21,961
4.50%, 9/15/2029 150,000 139,545
4.10%, 3/01/2047 70,000 51,163
Regal Rexnord Corp., 6.05%, 4/15/2028
(b)
75,000 71,784
Republic Services, Inc.
2.30%, 3/01/2030 50,000 40,517
1.75%, 2/15/2032 20,000 14,551
3.05%, 3/01/2050 25,000 15,048
Rockwell Automation, Inc., 2.80%, 8/15/2061 75,000 40,193
RTX Corp.
3.13%, 5/04/2027 58,000 52,826
2.25%, 7/01/2030 200,000 156,951
2.38%, 3/15/2032 60,000 45,064
6.05%, 6/01/2036 20,000 19,280
4.45%, 11/16/2038 50,000 39,892
4.80%, 12/15/2043 31,000 24,539
4.15%, 5/15/2045 100,000 71,690
4.35%, 4/15/2047 55,000 40,271
4.63%, 11/16/2048 55,000 42,183
2.82%, 9/01/2051 100,000 53,670
3.03%, 3/15/2052 100,000 55,827
5.38%, 2/27/2053 50,000 42,359
Ryder System, Inc.
4.63%, 6/01/2025 72,000 70,406
1.75%, 9/01/2026 45,000 40,343
5.25%, 6/01/2028 10,000 9,622
Snap-On, Inc., 3.25%, 3/01/2027 25,000 23,208
Stanley Black & Decker, Inc., 4.25%,
11/15/2028 362,000 334,369
Textron, Inc.
4.00%, 3/15/2026 25,000 23,920
3.65%, 3/15/2027 25,000 23,263
3.38%, 3/01/2028 84,000 75,553
Trane Technologies Global Holding Co. Ltd.,
4.30%, 2/21/2048 60,000 44,086
Tyco Electronics Group SA, 3.13%, 8/15/2027 35,000 32,081
Union Pacific Corp.
3.00%, 4/15/2027 67,000 61,595
2.40%, 2/05/2030 50,000 41,080
3.60%, 9/15/2037 50,000 38,414
3.55%, 8/15/2039 50,000 36,696
4.05%, 3/01/2046 125,000 89,811
4.00%, 4/15/2047 100,000 71,419
4.50%, 9/10/2048 10,000 7,760
4.10%, 9/15/2067 15,000 10,127
3.75%, 2/05/2070 50,000 31,132
3.80%, 4/06/2071 50,000 31,226
3.85%, 2/14/2072 15,000 9,523
United Parcel Service, Inc.
3.90%, 4/01/2025 50,000 48,827
3.05%, 11/15/2027 25,000 22,837
4.88%, 3/03/2033 367,000 342,947
5.30%, 4/01/2050 60,000 53,655
5.05%, 3/03/2053 117,000 100,382
Veralto Corp.
5.50%, 9/18/2026
(b)
15,000 14,847
5.35%, 9/18/2028
(b)
15,000 14,548
5.45%, 9/18/2033
(b)
15,000 14,005
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Industrial – 2.1% (continued)
Vontier Corp., 2.40%, 4/01/2028 35,000 28,890
Waste Connections, Inc., 3.20%, 6/01/2032 150,000 121,530
Waste Management, Inc.
3.13%, 3/01/2025 75,000 72,554
4.10%, 3/01/2045 25,000 18,824
4.15%, 7/15/2049 15,000 11,250
2.50%, 11/15/2050 20,000 10,635
Westinghouse Air Brake Technologies Corp.,
4.70%, 9/15/2028 150,000 139,853
WRKCo, Inc.
4.65%, 3/15/2026 75,000 72,657
4.00%, 3/15/2028 50,000 45,886
3.90%, 6/01/2028 35,000 31,779
11,172,914
Technology – 1.7%
Activision Blizzard, Inc.
3.40%, 9/15/2026 10,000 9,444
1.35%, 9/15/2030 30,000 23,067
4.50%, 6/15/2047 25,000 20,945
Adobe, Inc., 2.15%, 2/01/2027 40,000 36,164
Amdocs Ltd., 2.54%, 6/15/2030 65,000 51,072
Analog Devices, Inc.
2.95%, 4/01/2025 10,000 9,632
3.45%, 6/15/2027 10,000 9,271
Apple, Inc.
1.13%, 5/11/2025 15,000 14,075
3.20%, 5/13/2025 125,000 121,095
3.25%, 2/23/2026 150,000 143,551
4.42%, 5/08/2026 15,000 14,717
2.45%, 8/04/2026 300,000 278,636
3.35%, 2/09/2027 281,000 264,941
2.90%, 9/12/2027 50,000 45,994
4.00%, 5/10/2028 225,000 214,294
4.15%, 5/10/2030 10,000 9,400
1.25%, 8/20/2030 10,000 7,678
1.65%, 2/08/2031 60,000 46,666
4.30%, 5/10/2033 15,000 13,866
2.38%, 2/08/2041 60,000 38,300
3.85%, 5/04/2043 211,000 163,075
4.65%, 2/23/2046 75,000 63,894
2.65%, 5/11/2050 400,000 231,431
2.70%, 8/05/2051 100,000 57,767
4.85%, 5/10/2053
(a)
20,000 17,362
2.55%, 8/20/2060
(a)
50,000 27,405
2.80%, 2/08/2061 10,000 5,521
Applied Materials, Inc.
1.75%, 6/01/2030 180,000 141,655
5.10%, 10/01/2035 30,000 28,378
2.75%, 6/01/2050 10,000 5,928
AutoDesk, Inc., 2.85%, 1/15/2030 91,000 75,908
Booz Allen Hamilton, Inc., 5.95%, 8/04/2033 15,000 14,239
Broadcom, Inc.
4.00%, 4/15/2029
(b)
50,000 44,642
2.45%, 2/15/2031
(b)
305,000 233,988
4.15%, 4/15/2032
(b)
50,000 42,277
4.93%, 5/15/2037
(b)
50,000 41,559
3.50%, 2/15/2041
(b)
5,000 3,322
3.75%, 2/15/2051
(b)
50,000 31,952

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Technology – 1.7% (continued)
Broadridge Financial Solutions, Inc., 3.40%,
6/27/2026 60,000 56,117
CDW LLC / CDW Finance Corp.
2.67%, 12/01/2026 55,000 49,280
4.25%, 4/01/2028 50,000 45,445
3.28%, 12/01/2028 100,000 85,646
Concentrix Corp.
6.65%, 8/02/2026 15,000 14,902
6.60%, 8/02/2028 15,000 14,373
6.85%, 8/02/2033 10,000 9,037
Dell International LLC / EMC Corp.
4.90%, 10/01/2026 50,000 48,648
3.38%, 12/15/2041 20,000 12,874
3.45%, 12/15/2051 110,000 65,466
DXC Technology Co., 2.38%, 9/15/2028 30,000 24,220
Electronic Arts, Inc., 1.85%, 2/15/2031 25,000 19,011
Fidelity National Information Services, Inc.
4.50%, 7/15/2025 50,000 48,848
1.65%, 3/01/2028 250,000 209,220
Fiserv, Inc.
5.38%, 8/21/2028 15,000 14,667
5.63%, 8/21/2033 25,000 23,438
4.40%, 7/01/2049 50,000 36,241
Fortinet, Inc., 1.00%, 3/15/2026 50,000 44,578
Hewlett Packard Enterprise Co.
5.25%, 7/01/2028 10,000 9,648
6.20%, 10/15/2035 50,000 48,959
6.35%, 10/15/2045 20,000 18,313
HP, Inc.
3.00%, 6/17/2027 100,000 90,117
6.00%, 9/15/2041
(a)
88,000 79,817
Intel Corp.
4.88%, 2/10/2026
(a)
50,000 49,309
3.15%, 5/11/2027 30,000 27,651
4.88%, 2/10/2028 50,000 48,600
2.45%, 11/15/2029 80,000 67,164
5.13%, 2/10/2030 50,000 48,386
3.90%, 3/25/2030 150,000 134,804
4.00%, 12/15/2032 31,000 26,979
5.20%, 2/10/2033 50,000 47,195
2.80%, 8/12/2041 50,000 31,313
5.63%, 2/10/2043 75,000 68,616
4.10%, 5/19/2046 59,000 42,994
4.75%, 3/25/2050 150,000 117,717
5.70%, 2/10/2053 50,000 44,727
5.05%, 8/05/2062 45,000 35,487
5.90%, 2/10/2063
(a)
50,000 45,214
International Business Machines Corp.
4.00%, 7/27/2025 50,000 48,690
3.45%, 2/19/2026 100,000 95,288
3.30%, 1/27/2027 210,000 195,353
1.70%, 5/15/2027 50,000 43,630
4.15%, 5/15/2039 100,000 78,469
2.85%, 5/15/2040 150,000 96,354
4.00%, 6/20/2042 25,000 18,621
Intuit, Inc.
5.25%, 9/15/2026 15,000 14,953
5.13%, 9/15/2028 15,000 14,756
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Technology – 1.7% (continued)
1.65%, 7/15/2030 69,000 53,278
5.20%, 9/15/2033 25,000 23,782
5.50%, 9/15/2053 25,000 22,706
KLA Corp.
5.00%, 3/15/2049 50,000 41,808
4.95%, 7/15/2052 26,000 21,772
Kyndryl Holdings, Inc., 2.70%, 10/15/2028 50,000 40,408
LAM Research Corp., 3.13%, 6/15/2060 50,000 28,008
Marvell Technology, Inc.
5.75%, 2/15/2029 10,000 9,713
5.95%, 9/15/2033 10,000 9,497
Micron Technology, Inc.
5.38%, 4/15/2028 10,000 9,591
4.66%, 2/15/2030 25,000 22,392
5.88%, 2/09/2033 50,000 46,469
5.88%, 9/15/2033 15,000 13,847
3.37%, 11/01/2041 100,000 63,072
Microsoft Corp.
2.40%, 8/08/2026 195,000 181,264
3.30%, 2/06/2027 313,000 295,744
4.20%, 11/03/2035 50,000 44,982
4.50%, 10/01/2040 75,000 65,922
4.25%, 2/06/2047 40,000 32,664
2.53%, 6/01/2050 25,000 14,278
2.92%, 3/17/2052 170,000 104,885
3.95%, 8/08/2056 125,000 93,461
3.04%, 3/17/2062 81,000 48,260
NetApp, Inc., 1.88%, 6/22/2025 15,000 14,029
NVIDIA Corp.
2.85%, 4/01/2030 124,000 105,951
3.50%, 4/01/2040 25,000 18,716
3.50%, 4/01/2050 40,000 27,354
Oracle Corp.
1.65%, 3/25/2026 50,000 45,331
2.65%, 7/15/2026 225,000 207,040
2.80%, 4/01/2027 317,000 286,723
2.95%, 4/01/2030 22,000 18,231
2.88%, 3/25/2031 10,000 8,019
6.25%, 11/09/2032 45,000 44,551
4.90%, 2/06/2033 300,000 269,182
4.30%, 7/08/2034 100,000 83,289
3.85%, 7/15/2036 125,000 95,197
3.80%, 11/15/2037 50,000 36,800
6.13%, 7/08/2039 50,000 46,648
4.50%, 7/08/2044 25,000 18,452
4.13%, 5/15/2045 200,000 138,758
4.00%, 11/15/2047 30,000 19,966
3.60%, 4/01/2050 85,000 52,024
3.95%, 3/25/2051 300,000 194,722
5.55%, 2/06/2053 50,000 41,566
4.38%, 5/15/2055 25,000 16,977
3.85%, 4/01/2060 125,000 74,829
QUALCOMM, Inc.
2.15%, 5/20/2030 100,000 80,882
4.65%, 5/20/2035 100,000 91,128
4.80%, 5/20/2045 87,000 73,298
4.50%, 5/20/2052 10,000 7,687
ServiceNow, Inc., 1.40%, 9/01/2030 157,000 118,228

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Technology – 1.7% (continued)
Take-Two Interactive Software, Inc.
5.00%, 3/28/2026 10,000 9,791
4.95%, 3/28/2028 10,000 9,607
Teledyne FLIR LLC, 2.50%, 8/01/2030 25,000 19,651
Texas Instruments, Inc.
1.13%, 9/15/2026 50,000 44,739
2.25%, 9/04/2029
(a)
13,000 10,926
1.90%, 9/15/2031 50,000 38,486
4.15%, 5/15/2048 100,000 75,663
5.05%, 5/18/2063 85,000 70,912
TSMC Arizona Corp., 2.50%, 10/25/2031 200,000 158,139
VMware, Inc.
4.50%, 5/15/2025 25,000 24,416
1.40%, 8/15/2026 50,000 44,035
Western Digital Corp., 3.10%, 2/01/2032 100,000 70,449
Xilinx, Inc., 2.38%, 6/01/2030 40,000 32,587
9,247,028
Utilities – 2.1%
AEP Texas, Inc., Series I, 2.10%, 7/01/2030 115,000 88,974
AEP Transmission Co. LLC
4.25%, 9/15/2048 90,000 66,062
3.80%, 6/15/2049 30,000 20,406
AES Corp. (The)
1.38%, 1/15/2026 200,000 177,648
5.45%, 6/01/2028 115,000 109,726
2.45%, 1/15/2031 50,000 37,577
Alabama Power Co.
3.75%, 3/01/2045 50,000 34,461
3.13%, 7/15/2051 15,000 8,700
Ameren Corp., 1.75%, 3/15/2028 50,000 41,860
Ameren Illinois Co., 1.55%, 11/15/2030 10,000 7,479
American Water Capital Corp.
2.95%, 9/01/2027 100,000 90,500
3.75%, 9/01/2028 40,000 36,710
2.80%, 5/01/2030 25,000 20,762
6.59%, 10/15/2037 60,000 62,105
4.00%, 12/01/2046 25,000 17,742
Arizona Public Service Co.
4.25%, 3/01/2049 50,000 34,469
3.50%, 12/01/2049 65,000 39,110
Atmos Energy Corp.
1.50%, 1/15/2031 45,000 33,236
5.90%, 11/15/2033 10,000 9,873
3.38%, 9/15/2049 50,000 31,504
2.85%, 2/15/2052 110,000 61,908
6.20%, 11/15/2053 10,000 9,731
Avangrid, Inc., 3.20%, 4/15/2025 25,000 23,932
Avista Corp., 4.00%, 4/01/2052 75,000 49,911
Baltimore Gas & Electric Co., 5.40%,
6/01/2053 10,000 8,684
Berkshire Hathaway Energy Co.
4.05%, 4/15/2025 40,000 39,040
6.13%, 4/01/2036 35,000 34,159
4.50%, 2/01/2045 200,000 153,277
4.45%, 1/15/2049 50,000 36,647
2.85%, 5/15/2051 55,000 30,261
Black Hills Corp.
3.05%, 10/15/2029 150,000 123,967
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Utilities – 2.1% (continued)
6.15%, 5/15/2034 10,000 9,423
CenterPoint Energy Houston Electric LLC,
5.20%, 10/01/2028 10,000 9,780
CenterPoint Energy Resources Corp., 1.75%,
10/01/2030 50,000 37,678
CenterPoint Energy, Inc., 5.25%, 8/10/2026 10,000 9,850
Cleveland Electric Illuminating Co. (The),
5.95%, 12/15/2036 30,000 27,617
Commonwealth Edison Co.
3.70%, 3/01/2045 100,000 68,737
Series 123, 3.75%, 8/15/2047 100,000 68,276
4.00%, 3/01/2048 20,000 14,296
4.00%, 3/01/2049 20,000 14,182
5.30%, 2/01/2053 100,000 86,437
Connecticut Light & Power Co. (The)
Series A, 2.05%, 7/01/2031 50,000 38,099
5.25%, 1/15/2053 42,000 36,142
Consolidated Edison Co. of New York, Inc.
Series 20A, 3.35%, 4/01/2030 50,000 43,030
2.40%, 6/15/2031 150,000 117,932
6.15%, 11/15/2052 100,000 95,140
4.63%, 12/01/2054 30,000 22,345
Series C, 4.00%, 11/15/2057 50,000 33,489
Series C, 3.00%, 12/01/2060 20,000 10,491
Constellation Energy Generation LLC
3.25%, 6/01/2025 50,000 47,841
5.75%, 10/01/2041 30,000 26,117
Consumers Energy Co.
4.90%, 2/15/2029 10,000 9,660
4.63%, 5/15/2033 50,000 45,275
3.50%, 8/01/2051 100,000 65,309
4.20%, 9/01/2052 100,000 73,350
Delmarva Power & Light Co., 4.15%,
5/15/2045 25,000 18,020
Dominion Energy South Carolina, Inc.
5.45%, 2/01/2041 25,000 22,272
4.60%, 6/15/2043 50,000 39,588
6.25%, 10/15/2053 10,000 9,753
5.10%, 6/01/2065 50,000 40,569
Dominion Energy, Inc.
Series A, 3.30%, 3/15/2025 132,000 127,382
Series A, 1.45%, 4/15/2026 30,000 26,973
Series D, 2.85%, 8/15/2026 100,000 91,955
7.00%, 6/15/2038 112,000 112,147
Series B, 3.30%, 4/15/2041 25,000 16,308
Series C, 4.90%, 8/01/2041 25,000 19,968
DTE Energy Co., 4.88%, 6/01/2028 15,000 14,276
Duke Energy Carolinas LLC
2.85%, 3/15/2032 100,000 79,364
4.95%, 1/15/2033 100,000 92,336
4.25%, 12/15/2041 30,000 22,908
3.75%, 6/01/2045 75,000 50,990
3.88%, 3/15/2046 75,000 51,584
3.70%, 12/01/2047 50,000 33,495
5.35%, 1/15/2053 100,000 85,809
5.40%, 1/15/2054 29,000 25,053
Duke Energy Corp.
2.65%, 9/01/2026 50,000 45,806
2.45%, 6/01/2030 95,000 75,636

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Utilities – 2.1% (continued)
2.55%, 6/15/2031 50,000 38,574
5.75%, 9/15/2033 10,000 9,496
3.75%, 9/01/2046 20,000 13,017
4.20%, 6/15/2049 25,000 17,267
6.10%, 9/15/2053 15,000 13,672
Duke Energy Florida LLC, 1.75%, 6/15/2030 100,000 76,943
Duke Energy Indiana LLC
3.75%, 5/15/2046 173,000 116,373
Series YYY, 3.25%, 10/01/2049 25,000 15,008
Duke Energy Ohio, Inc., 3.70%, 6/15/2046 50,000 32,896
Duke Energy Progress LLC
5.25%, 3/15/2033 50,000 47,114
4.38%, 3/30/2044 100,000 75,712
Eastern Energy Gas Holdings LLC, Series A,
2.50%, 11/15/2024 34,000 32,771
Edison International, 5.25%, 11/15/2028 10,000 9,485
El Paso Electric Co., 6.00%, 5/15/2035 28,000 25,941
Emera US Finance LP, 3.55%, 6/15/2026 10,000 9,368
ENEL Americas SA, 4.00%, 10/25/2026 50,000 46,652
Entergy Arkansas LLC, 3.50%, 4/01/2026 50,000 47,510
Entergy Corp., 2.95%, 9/01/2026 72,000 66,339
Entergy Louisiana LLC
2.40%, 10/01/2026 35,000 31,903
4.20%, 9/01/2048 60,000 42,753
Essential Utilities, Inc.
2.70%, 4/15/2030 100,000 80,849
3.35%, 4/15/2050 15,000 8,817
Evergy Kansas Central, Inc., 4.25%,
12/01/2045 50,000 36,264
Evergy Metro, Inc., Series 2020, 2.25%,
6/01/2030 40,000 31,691
Evergy, Inc., 2.90%, 9/15/2029 100,000 83,981
Eversource Energy
Series O, 4.25%, 4/01/2029 100,000 91,717
Series R, 1.65%, 8/15/2030 100,000 74,913
5.13%, 5/15/2033 15,000 13,567
Florida Power & Light Co.
2.85%, 4/01/2025 214,000 205,823
4.45%, 5/15/2026 10,000 9,781
Series A, 3.30%, 5/30/2027 30,000 27,608
5.05%, 4/01/2028 100,000 97,882
4.40%, 5/15/2028 15,000 14,277
4.63%, 5/15/2030 10,000 9,344
4.80%, 5/15/2033 15,000 13,748
5.96%, 4/01/2039 25,000 24,299
3.80%, 12/15/2042 50,000 36,787
Georgia Power Co.
Series B, 2.65%, 9/15/2029 100,000 84,009
4.30%, 3/15/2042 100,000 76,480
4.30%, 3/15/2043 25,000 18,768
5.13%, 5/15/2052 100,000 82,978
Idaho Power Co., Series K, 4.20%, 3/01/2048 25,000 18,234
Indiana Michigan Power Co., 5.63%,
4/01/2053 100,000 88,731
Interstate Power & Light Co.
2.30%, 6/01/2030 15,000 11,789
6.25%, 7/15/2039 40,000 37,881
ITC Holdings Corp., 3.35%, 11/15/2027 50,000 45,364
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Utilities – 2.1% (continued)
Kentucky Utilities Co., Series KENT, 5.45%,
4/15/2033 25,000 23,812
Louisville Gas & Electric Co., 4.25%,
4/01/2049 25,000 18,024
MidAmerican Energy Co.
3.65%, 4/15/2029 100,000 90,142
5.80%, 10/15/2036 50,000 48,428
3.65%, 8/01/2048 50,000 33,845
4.25%, 7/15/2049 30,000 22,191
3.15%, 4/15/2050 50,000 29,990
5.85%, 9/15/2054 20,000 18,724
National Fuel Gas Co., 2.95%, 3/01/2031 100,000 75,987
National Grid PLC
5.60%, 6/12/2028 10,000 9,757
5.81%, 6/12/2033 15,000 14,147
National Grid USA, 5.80%, 4/01/2035 25,000 23,100
National Rural Utilities Cooperative Finance
Corp.
4.45%, 3/13/2026 50,000 48,718
1.00%, 6/15/2026 45,000 39,965
4.80%, 3/15/2028 257,000 248,652
4.30%, 3/15/2049 15,000 10,972
Nevada Power Co.
Series EE, 3.13%, 8/01/2050 25,000 14,319
6.00%, 3/15/2054 10,000 9,190
NextEra Energy Capital Holdings, Inc.
5.75%, 9/01/2025 40,000 39,810
1.88%, 1/15/2027 100,000 87,890
5.00%, 2/28/2030 50,000 46,739
2.25%, 6/01/2030 157,000 122,325
2.44%, 1/15/2032 50,000 37,489
5.00%, 7/15/2032 50,000 45,454
5.05%, 2/28/2033
(a)
160,000 145,256
3.00%, 1/15/2052 57,000 31,262
5.25%, 2/28/2053 50,000 40,605
3.80%, 3/15/2082 200,000 160,083
NiSource, Inc.
0.95%, 8/15/2025 15,000 13,707
5.25%, 2/15/2043 35,000 29,344
5.65%, 2/01/2045 50,000 43,347
Northern States Power Co.
3.40%, 8/15/2042 25,000 17,068
4.00%, 8/15/2045 40,000 28,635
2.90%, 3/01/2050 35,000 20,129
5.10%, 5/15/2053 15,000 12,717
Oglethorpe Power Corp., 5.38%, 11/01/2040 50,000 41,286
Oklahoma Gas & Electric Co.
3.25%, 4/01/2030 150,000 126,763
5.40%, 1/15/2033 26,000 24,573
4.15%, 4/01/2047 85,000 60,469
3.85%, 8/15/2047 25,000 16,785
Oncor Electric Delivery Co. LLC
4.30%, 5/15/2028
(b)
10,000 9,454
3.10%, 9/15/2049 40,000 23,744
Pacific Gas & Electric Co.
3.15%, 1/01/2026 10,000 9,251
2.10%, 8/01/2027 28,000 23,706
3.00%, 6/15/2028 50,000 42,336
4.65%, 8/01/2028 100,000 90,484

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Utilities – 2.1% (continued)
6.10%, 1/15/2029 15,000 14,432
4.55%, 7/01/2030 5,000 4,327
2.50%, 2/01/2031 50,000 37,070
6.40%, 6/15/2033
(a)
20,000 18,795
4.50%, 7/01/2040 30,000 21,323
3.30%, 8/01/2040 30,000 18,236
4.20%, 6/01/2041 75,000 49,876
4.60%, 6/15/2043 100,000 68,305
4.00%, 12/01/2046 50,000 30,088
3.95%, 12/01/2047 50,000 29,893
4.95%, 7/01/2050 130,000 90,823
PacifiCorp
4.10%, 2/01/2042 35,000 24,721
5.50%, 5/15/2054 20,000 16,297
PECO Energy Co.
4.90%, 6/15/2033 10,000 9,268
3.00%, 9/15/2049 40,000 23,333
2.85%, 9/15/2051 50,000 27,534
PG&E Energy Recovery Funding LLC, Series
A-3, 2.82%, 7/15/2046 25,000 15,742
PG&E Wildfire Recovery Funding LLC
Series A-1, 3.59%, 6/01/2030 61,690 57,665
Series A-2, 4.72%, 6/01/2037 50,000 44,945
Series A-4, 5.21%, 12/01/2047 160,000 137,168
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/2031 25,000 19,287
3.35%, 6/01/2050 15,000 8,711
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 9,700
3.60%, 9/15/2042 25,000 17,083
4.05%, 9/15/2049 30,000 20,638
Series 34, 3.20%, 3/01/2050 20,000 11,819
Public Service Co. of New Hampshire, 5.15%,
1/15/2053 100,000 85,318
Public Service Co. of Oklahoma, 5.25%,
1/15/2033 100,000 92,239
Public Service Electric & Gas Co.
5.20%, 8/01/2033 10,000 9,490
3.95%, 5/01/2042 35,000 26,239
3.65%, 9/01/2042 25,000 17,949
3.80%, 3/01/2046 25,000 17,649
5.45%, 8/01/2053 10,000 9,022
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025 10,000 9,151
5.88%, 10/15/2028 15,000 14,858
1.60%, 8/15/2030 60,000 45,080
6.13%, 10/15/2033 10,000 9,768
Puget Energy, Inc., 4.10%, 6/15/2030 75,000 64,132
Puget Sound Energy, Inc.
5.80%, 3/15/2040 27,000 24,616
3.25%, 9/15/2049 150,000 89,879
2.89%, 9/15/2051 25,000 13,665
San Diego Gas & Electric Co.
2.50%, 5/15/2026 55,000 50,894
4.95%, 8/15/2028 10,000 9,643
Series XXX, 3.00%, 3/15/2032 100,000 80,568
Series RRR, 3.75%, 6/01/2047 60,000 40,347
Series TTT, 4.10%, 6/15/2049 10,000 6,918
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Utilities – 2.1% (continued)
Sempra
5.40%, 8/01/2026 10,000 9,853
3.25%, 6/15/2027 35,000 31,738
5.50%, 8/01/2033 10,000 9,296
Sempra Energy, 3.80%, 2/01/2038 15,000 11,187
Sierra Pacific Power Co., 5.90%, 3/15/2054
(b)
10,000 9,025
Southern California Edison Co.
5.85%, 11/01/2027 50,000 49,989
Series G, 2.50%, 6/01/2031 275,000 213,805
5.95%, 11/01/2032 100,000 97,633
Series 05-E, 5.35%, 7/15/2035 40,000 36,708
4.50%, 9/01/2040 75,000 58,151
Series 13-A, 3.90%, 3/15/2043 50,000 34,676
Series B, 4.88%, 3/01/2049 25,000 19,501
5.88%, 12/01/2053 10,000 8,910
Southern California Gas Co.
5.20%, 6/01/2033 10,000 9,244
3.75%, 9/15/2042 35,000 24,099
Series VV, 4.30%, 1/15/2049 65,000 46,661
Series WW, 3.95%, 2/15/2050 20,000 13,416
5.75%, 6/01/2053 10,000 8,849
Southern Co. (The)
4.85%, 6/15/2028 15,000 14,346
5.50%, 3/15/2029 10,000 9,800
Series A, 3.70%, 4/30/2030 10,000 8,671
5.20%, 6/15/2033 15,000 13,787
5.70%, 3/15/2034 15,000 14,273
Southern Co. Gas Capital Corp.
5.75%, 9/15/2033 10,000 9,544
4.40%, 5/30/2047 45,000 32,335
Series 21A, 3.15%, 9/30/2051 25,000 14,067
Southern Power Co., 5.25%, 7/15/2043 20,000 16,242
Southwest Gas Corp.
2.20%, 6/15/2030 130,000 100,823
4.15%, 6/01/2049 67,000 44,636
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026 125,000 113,157
Series J, 3.90%, 4/01/2045 40,000 26,547
Spire Missouri, Inc., 4.80%, 2/15/2033 50,000 45,804
Tampa Electric Co., 3.63%, 6/15/2050 50,000 31,884
Toledo Edison Co. (The), 6.15%, 5/15/2037 25,000 24,138
Tucson Electric Power Co.
1.50%, 8/01/2030 50,000 37,262
5.50%, 4/15/2053 50,000 42,730
Union Electric Co.
2.95%, 3/15/2030 50,000 42,060
3.90%, 9/15/2042 50,000 35,875
3.25%, 10/01/2049 75,000 44,110
5.45%, 3/15/2053 50,000 43,647
Virginia Electric & Power Co.
Series A, 3.15%, 1/15/2026 180,000 170,640
Series A, 3.80%, 4/01/2028 50,000 46,139
5.30%, 8/15/2033 10,000 9,265
Series B, 3.80%, 9/15/2047 20,000 13,388
4.60%, 12/01/2048 20,000 15,302
2.45%, 12/15/2050 35,000 17,788
5.70%, 8/15/2053 110,000 97,355

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.8% (continued)
Utilities – 2.1% (continued)
WEC Energy Group, Inc.
5.60%, 9/12/2026 10,000 9,938
2.20%, 12/15/2028 50,000 41,556
Wisconsin Power & Light Co., 1.95%,
9/16/2031 50,000 37,097
Xcel Energy, Inc.
2.60%, 12/01/2029 10,000 8,264
5.45%, 8/15/2033 15,000 13,974
3.50%, 12/01/2049 125,000 77,326
11,479,174
Total Corporate Bonds (cost $153,201,380) 134,146,826
Foreign Governmental – 1.7%
Chile Government International Bond
3.24%, 2/06/2028 40,000 36,429
2.45%, 1/31/2031 20,000 16,080
2.55%, 1/27/2032 250,000 196,250
3.10%, 1/22/2061 351,000 187,851
Export Development Canada, 3.88%,
2/14/2028 50,000 47,811
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 28,622
Indonesia Government International Bond
3.50%, 1/11/2028 199,000 183,020
3.40%, 9/18/2029 70,000 61,900
2.85%, 2/14/2030 400,000 338,571
1.85%, 3/12/2031 20,000 15,272
4.85%, 1/11/2033 200,000 186,602
3.05%, 3/12/2051 20,000 12,109
Israel Government AID Bond, 5.50%,
9/18/2033 40,000 40,415
Israel Government International Bond
2.88%, 3/16/2026 200,000 185,251
3.88%, 7/03/2050 160,000 105,312
Korea International Bond, 4.13%, 6/10/2044 200,000 161,461
Mexico Government International Bond
4.50%, 4/22/2029 50,000 46,247
3.25%, 4/16/2030 75,000 63,057
2.66%, 5/24/2031 50,000 38,831
4.75%, 4/27/2032 60,000 53,078
Series A, 7.50%, 4/08/2033 150,000 157,966
Series A, 6.75%, 9/27/2034 89,000 88,240
6.05%, 1/11/2040 40,000 35,772
4.28%, 8/14/2041 100,000 71,194
4.75%, 3/08/2044 174,000 128,174
4.50%, 1/31/2050
(a)
150,000 102,992
6.34%, 5/04/2053 200,000 173,520
5.75%, 10/12/2110 20,000 15,193
Panama Government International Bond
7.13%, 1/29/2026 175,000 176,783
8.88%, 9/30/2027 200,000 214,427
9.38%, 4/01/2029 100,000 110,544
6.70%, 1/26/2036 40,000 37,345
4.50%, 4/01/2056 200,000 121,283
Peruvian Government International Bond
4.13%, 8/25/2027 100,000 95,126
2.78%, 1/23/2031 200,000 160,156
1.86%, 12/01/2032 165,000 116,140
8.75%, 11/21/2033 20,000 23,308
3.23%, 7/28/2121 100,000 50,472
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.7% (continued)
Philippine Government International Bond
7.50%, 9/25/2024 66,667 67,174
9.50%, 2/02/2030 267,000 316,440
1.95%, 1/06/2032 100,000 74,728
2.65%, 12/10/2045 350,000 202,915
Province of Alberta Canada
3.30%, 3/15/2028 125,000 115,907
1.30%, 7/22/2030 325,000 252,430
Province of British Columbia Canada
0.90%, 7/20/2026 50,000 44,688
1.30%, 1/29/2031
(a)
220,000 169,013
4.20%, 7/06/2033 115,000 104,765
Province of Manitoba Canada, 2.13%,
6/22/2026
(a)
368,000 340,292
Province of Ontario Canada
0.63%, 1/21/2026 10,000 9,044
1.05%, 4/14/2026 95,000 86,040
2.50%, 4/27/2026 300,000 281,319
1.05%, 5/21/2027 65,000 56,634
1.13%, 10/07/2030 350,000 267,587
1.60%, 2/25/2031 130,000 101,617
1.80%, 10/14/2031 90,000 70,196
Province of Quebec Canada
Series QX, 1.50%, 2/11/2025 127,000 120,696
0.60%, 7/23/2025 651,000 600,601
2.50%, 4/20/2026 235,000 220,587
2.75%, 4/12/2027 150,000 139,072
1.90%, 4/21/2031 15,000 11,958
Republic of Italy Government International
Bond
1.25%, 2/17/2026 216,000 194,870
5.38%, 6/15/2033 40,000 37,210
4.00%, 10/17/2049 20,000 13,041
3.88%, 5/06/2051 255,000 158,283
Republic of Poland Government International
Bond
3.25%, 4/06/2026 322,000 305,463
5.75%, 11/16/2032 108,000 106,901
Svensk Exportkredit AB
Series G, 0.63%, 5/14/2025 200,000 185,722
4.13%, 6/14/2028 200,000 191,911
0.00%, 5/11/2037
(c)
30,000 13,526
Uruguay Government International Bond
4.38%, 10/27/2027 50,000 49,404
5.10%, 6/18/2050 284,000 245,021
Total Foreign Governmental (cost
$10,285,632) 9,037,859
Municipal Securities – 0.3%
California State University, RB, 2.72%,
11/01/2052 50,000 28,501
Chicago Transit Authority Sales & Transfer Tax
Receipts, RB, 6.90%, 12/01/2040 100,000 104,244
City of Los Angeles Department of Airports
Customer Facility Charge, RB, 4.24%,
5/15/2048 200,000 153,324
City of San Francisco, CA Public Utilities
Commission Water, RB, 6.95%, 11/01/2050 110,000 120,029
Commonwealth of Massachusetts, RB, 4.11%,
7/15/2031 75,338 72,171

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Municipal Securities – 0.3% (continued)
Dallas Fort Worth International Airport, RB,
4.51%, 11/01/2051 40,000 31,917
Los Angeles County Metropolitan
Transportation Authority Sales Tax, RB,
5.74%, 6/01/2039 100,000 97,110
Los Angeles Department of Water & Power,
RB, 5.72%, 7/01/2039 200,000 194,337
Los Angeles Unified School District, GO,
5.75%, 7/01/2034 50,000 49,436
Louisiana Local Government Environmental
Facilities & Community Development
Authority, RB, Series 2022-ELL, Class A4,
4.48%, 8/01/2039 100,000 87,270
Michigan State University, RB, 4.17%,
8/15/2122 100,000 66,639
Municipal Electric Authority of Georgia, RB,
6.64%, 4/01/2057 99,000 100,650
New Jersey Turnpike Authority, RB, 7.10%,
1/01/2041 20,000 21,808
North Texas Tollway Authority, RB, 6.72%,
1/01/2049 15,000 16,303
Ohio State University (The), RB
4.91%, 6/01/2040 50,000 43,957
4.80%, 6/01/2111 10,000 7,780
Oklahoma Development Finance Authority,
RB, Series 2022-ONG, Class A1, 3.88%,
5/01/2037 92,582 85,829
Port Authority of New York & New Jersey, RB
4.96%, 8/01/2046 100,000 85,352
4.46%, 10/01/2062 50,000 38,104
Regents of The University of California
Medical Center Pooled, RB, 6.58%,
5/15/2049 100,000 105,099
State Board of Administration Finance Corp.,
RB, 1.71%, 7/01/2027 100,000 86,714
State of California, GO
7.30%, 10/01/2039 50,000 54,859
7.60%, 11/01/2040 15,000 17,085
State of Illinois Sales Tax Securitization Corp.,
RB, 3.59%, 1/01/2043 30,000 22,704
State of Illinois, GO, 5.10%, 6/01/2033 20,000 18,567
Texas Private Activity Bond Surface
Transportation Corp., RB, 3.92%,
12/31/2049 10,000 7,139
University of Michigan, RB
2.44%, 4/01/2040 54,000 34,911
4.45%, 4/01/2122 50,000 36,282
University of Virginia, RB, 2.58%, 11/01/2051 50,000 27,800
Total Municipal Securities (cost
$2,261,557) 1,815,921
Supranational Bank – 1.6%
African Development Bank, Series G, 4.38%,
11/03/2027 150,000 147,079
Asian Development Bank
1.50%, 10/18/2024 10,000 9,625
Series G, 2.00%, 1/22/2025 150,000 143,822
Series G, 0.38%, 9/03/2025 95,000 87,046
4.25%, 1/09/2026 150,000 147,322
Series G, 1.00%, 4/14/2026 50,000 45,338
Series G, 1.50%, 1/20/2027 220,000 197,550
Series G, 3.13%, 8/20/2027 465,000 436,805
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.6% (continued)
2.75%, 1/19/2028 50,000 45,756
Series G, 4.50%, 8/25/2028 695,000 680,568
1.75%, 9/19/2029 150,000 125,804
0.75%, 10/08/2030 150,000 112,558
Asian Infrastructure Investment Bank (The)
0.50%, 10/30/2024 50,000 47,537
0.50%, 5/28/2025 125,000 115,790
Corp. Andina de Fomento, 1.63%, 9/23/2025 92,000 85,076
Council of Europe Development Bank, 3.75%,
5/25/2026 15,000 14,522
European Bank For Reconstruction &
Development
1.63%, 9/27/2024 150,000 144,745
Series G, 0.50%, 11/25/2025 50,000 45,508
Series G, 0.50%, 1/28/2026 40,000 36,097
European Investment Bank
1.88%, 2/10/2025 75,000 71,797
1.63%, 3/14/2025 505,000 480,246
0.38%, 12/15/2025 5,000 4,530
2.38%, 5/24/2027 150,000 137,719
0.63%, 10/21/2027 155,000 131,461
3.25%, 11/15/2027 100,000 94,107
3.88%, 3/15/2028 100,000 95,804
1.75%, 3/15/2029 150,000 127,769
3.63%, 7/15/2030 200,000 184,244
1.25%, 2/14/2031 150,000 116,511
3.75%, 2/14/2033 50,000 45,305
Inter-American Development Bank
2.13%, 1/15/2025 50,000 48,081
2.00%, 6/02/2026 15,000 13,884
1.50%, 1/13/2027 100,000 89,824
2.38%, 7/07/2027 45,000 41,196
0.63%, 9/16/2027
(a)
65,000 55,340
1.13%, 7/20/2028 50,000 41,966
3.13%, 9/18/2028 50,000 45,997
3.50%, 9/14/2029 58,000 53,793
1.13%, 1/13/2031 260,000 199,340
3.88%, 10/28/2041 150,000 121,522
Inter-American Investment Corp.
2.63%, 4/22/2025 100,000 95,966
4.13%, 2/15/2028 50,000 48,025
International Bank For Reconstruction &
Development
2.50%, 11/25/2024 320,000 310,074
0.75%, 3/11/2025 50,000 46,983
0.38%, 7/28/2025 350,000 321,952
2.50%, 7/29/2025 123,000 117,462
0.50%, 10/28/2025 75,000 68,480
3.13%, 11/20/2025 75,000 72,070
3.13%, 6/15/2027 135,000 126,999
2.50%, 11/22/2027 85,000 77,645
Series GDIF, 4.50%, 6/26/2028 200,000 194,686
3.88%, 2/14/2030 50,000 46,840
0.88%, 5/14/2030 50,000 38,432
4.00%, 7/25/2030 255,000 239,652
0.75%, 8/26/2030 75,000 56,530
1.25%, 2/10/2031 10,000 7,727
2.50%, 3/29/2032
(a)
100,000 82,830
Series G, 4.75%, 2/15/2035 160,000 152,984
International Finance Corp.
Series G, 1.38%, 10/16/2024 350,000 336,525

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.6% (continued)
Series G, 0.75%, 10/08/2026 150,000 132,891
Series G, 4.50%, 7/13/2028 35,000 34,351
Japan Bank For International Cooperation
0.63%, 7/15/2025 50,000 46,052
2.25%, 11/04/2026 224,000 205,047
2.75%, 11/16/2027 64,000 58,361
4.63%, 7/19/2028 200,000 194,719
1.25%, 1/21/2031 260,000 195,835
Japan International Cooperation Agency,
3.38%, 6/12/2028 50,000 45,982
Korea Development Bank (The)
2.13%, 10/01/2024 15,000 14,520
3.38%, 9/16/2025 200,000 192,314
2.00%, 10/25/2031 100,000 76,234
Total Supranational Bank (cost
$9,077,631) 8,507,152
U.S. Government Agencies – 28.4%
Federal Farm Credit Banks Funding Corp.
0.73%, 5/27/2025 200,000 185,699
0.61%, 8/25/2025 118,000 108,443
0.75%, 12/16/2026 116,000 101,447
1.12%, 9/01/2028 50,000 41,388
1.10%, 8/10/2029 96,000 76,318
1.23%, 7/29/2030 26,000 19,911
1.15%, 8/12/2030 150,000 114,440
1.24%, 9/03/2030 550,000 421,039
1.38%, 1/14/2031 150,000 114,226
1.79%, 6/22/2035 200,000 131,663
Federal Home Loan Banks
2.75%, 12/13/2024 10,000 9,716
0.50%, 4/14/2025 475,000 443,298
3.13%, 9/12/2025 140,000 134,753
0.96%, 3/05/2026 370,000 335,592
1.00%, 3/23/2026 185,250 167,812
3.00%, 3/12/2027 300,000 281,375
3.25%, 11/16/2028 200,000 185,259
Federal Home Loan Mortgage Corporation
1.50%, 2/12/2025
(d)
779,000 742,660
0.38%, 7/21/2025
(d)
300,000 276,706
0.38%, 9/23/2025
(d)
525,000 480,258
0.63%, 11/25/2025
(d)
250,000 228,097
0.70%, 12/23/2025
(d)
200,000 181,458
2.50%, 9/01/2027 10,150 9,668
4.00%, 7/01/2029 5,960 5,830
6.75%, 9/15/2029
(d)
50,000 54,307
3.00%, 2/01/2031 21,981 20,566
6.75%, 3/15/2031
(d)
50,000 54,973
2.50%, 12/01/2031 13,804 12,642
2.50%, 3/01/2032 79,956 73,006
6.25%, 7/15/2032
(a)(d)
170,000 183,509
3.00%, 9/01/2032 39,196 35,389
3.00%, 10/01/2032 15,713 14,633
3.00%, 1/01/2033 4,815 4,445
3.00%, 2/01/2033 15,087 14,012
3.50%, 2/01/2033 21,635 20,285
3.00%, 4/01/2033 56,235 52,750
3.00%, 4/01/2033 22,938 21,785
3.00%, 7/01/2033 78,922 71,213
4.00%, 4/01/2034 21,985 20,782
3.00%, 8/01/2034 15,844 14,358
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Federal Home Loan Mortgage Corporation (continued)
3.50%, 3/01/2035 7,291 6,686
2.50%, 4/01/2035 118,558 104,107
3.00%, 4/01/2035 106,633 96,641
3.00%, 4/01/2035 27,199 24,569
2.50%, 5/01/2035 34,408 30,193
3.00%, 6/01/2035 69,084 64,508
3.00%, 6/01/2035 39,454 35,639
2.00%, 8/01/2035 197,834 168,362
2.50%, 9/01/2035 111,797 98,103
2.00%, 10/01/2035 328,428 279,500
2.50%, 10/01/2035 22,843 20,045
1.50%, 11/01/2035 728,006 598,660
2.00%, 11/01/2035 342,254 290,478
1.50%, 12/01/2035 71,403 58,717
2.50%, 1/01/2036 33,668 29,542
1.50%, 2/01/2036 155,311 127,717
2.00%, 2/01/2036 184,125 156,260
1.50%, 3/01/2036 69,434 57,330
1.50%, 4/01/2036 105,101 87,171
2.50%, 6/01/2036 301,599 263,573
2.00%, 8/01/2036 189,183 160,299
1.50%, 9/01/2036 39,488 32,529
1.00%, 10/01/2036 61,541 49,943
1.50%, 10/01/2036 72,254 59,402
2.00%, 10/01/2036 98,077 83,103
1.50%, 11/01/2036 81,692 67,162
2.00%, 11/01/2036 107,159 90,798
2.00%, 12/01/2036 20,153 17,076
1.50%, 1/01/2037 192,911 158,599
2.00%, 1/01/2037 106,186 89,974
1.50%, 2/01/2037 160,586 132,023
1.50%, 2/01/2037 169,398 139,268
1.50%, 2/01/2037 168,647 138,582
2.00%, 2/01/2037 220,160 186,547
1.50%, 3/01/2037 214,242 176,026
2.00%, 3/01/2037 205,887 175,047
2.50%, 3/01/2037 41,050 35,801
2.00%, 4/01/2037 73,187 61,962
2.00%, 4/01/2037 217,286 183,961
2.50%, 5/01/2037 172,431 150,380
3.00%, 5/01/2037
(d)
14,462 12,731
3.00%, 5/01/2037 19,282 16,950
3.00%, 5/01/2037 22,648 20,458
3.00%, 9/01/2037 80,182 71,677
3.50%, 9/01/2037 21,455 19,609
4.00%, 9/01/2037 62,579 58,386
3.50%, 10/01/2037 65,066 59,468
3.50%, 12/01/2037 22,206 20,295
4.50%, 5/01/2038 22,820 21,630
5.50%, 8/01/2038 22,759 22,331
3.00%, 11/01/2039 39,640 34,200
3.00%, 3/01/2040 84,181 72,628
2.50%, 4/01/2040 6,638 5,507
2.00%, 8/01/2040 283,080 227,028
2.50%, 9/01/2040 51,921 43,018
2.50%, 10/01/2040 14,760 12,229
2.00%, 11/01/2040 119,958 96,122
4.00%, 11/01/2040 49,991 45,246
1.50%, 1/01/2041 18,987 14,442
2.00%, 3/01/2041 19,041 15,036

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Federal Home Loan Mortgage Corporation (continued)
1.50%, 5/01/2041 184,274 139,134
4.50%, 5/01/2041
(d)
95,156 88,511
2.50%, 6/01/2041 134,641 109,612
2.00%, 8/01/2041 136,586 107,697
2.00%, 12/01/2041 323,329 254,642
1.50%, 2/01/2042 44,575 33,545
2.00%, 3/01/2042 309,435 241,587
2.00%, 4/01/2042 45,058 35,179
2.50%, 4/01/2042 40,447 32,508
2.00%, 5/01/2042 71,188 55,579
2.50%, 5/01/2042 90,105 72,420
3.00%, 6/01/2042 22,550 18,803
3.00%, 7/01/2042 22,743 18,963
4.00%, 9/01/2042 22,515 19,900
3.00%, 12/01/2042
(d)
15,922 13,368
3.00%, 1/01/2043
(d)
42,852 35,980
3.50%, 2/01/2043 46,531 40,382
3.00%, 4/01/2043 60,633 50,791
5.00%, 6/01/2043 24,072 22,537
3.50%, 10/01/2043 158,449 136,986
3.50%, 12/01/2044
(d)
41,502 35,709
4.00%, 12/01/2044 19,293 17,147
3.00%, 1/01/2045 299,967 248,075
4.00%, 2/01/2045 43,291 38,592
3.00%, 5/01/2045 9,001 7,416
3.50%, 7/01/2045
(d)
66,090 56,559
3.50%, 7/01/2045 49,502 42,301
4.00%, 9/01/2045 108,609 96,211
3.50%, 10/01/2045 53,968 46,518
4.50%, 10/01/2045 61,764 56,959
4.00%, 11/01/2045 185,796 164,587
3.50%, 12/01/2045 6,870 5,870
3.50%, 3/01/2046 293,839 251,096
3.50%, 6/01/2046 388,529 333,430
3.50%, 8/01/2046
(d)
58,242 50,173
3.00%, 11/01/2046 49,102 40,420
3.00%, 12/01/2046 147,763 121,635
3.00%, 1/01/2047 48,034 39,677
3.00%, 8/01/2047 41,345 34,034
4.00%, 8/01/2047
(d)
37,893 33,498
3.00%, 9/01/2047 202,296 165,047
3.50%, 9/01/2047 16,766 14,273
4.50%, 10/01/2047 62,186 56,708
3.50%, 6/01/2048 63,357 54,195
3.50%, 7/01/2048 16,105 13,647
4.50%, 8/01/2048 73,771 67,191
4.00%, 1/01/2049 136,740 120,593
4.50%, 3/01/2049
(d)
23,254 21,210
3.50%, 5/01/2049 107,595 91,032
4.00%, 7/01/2049 179,072 157,939
3.00%, 9/01/2049 33,351 27,231
3.00%, 10/01/2049 267,626 217,150
3.00%, 10/01/2049 38,536 31,465
5.00%, 10/01/2049 51,466 48,307
2.50%, 1/01/2050 33,301 25,912
3.00%, 2/01/2050 49,572 40,553
4.50%, 2/01/2050 18,577 16,860
3.00%, 3/01/2050 32,196 26,289
3.00%, 4/01/2050 150,308 121,775
2.50%, 6/01/2050 67,464 52,276
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.50%, 6/01/2050 171,667 133,327
2.50%, 6/01/2050 57,405 44,584
2.00%, 7/01/2050 72,549 54,491
2.50%, 7/01/2050 370,321 288,799
2.50%, 7/01/2050 158,809 123,004
2.50%, 8/01/2050 12,969 10,046
2.50%, 8/01/2050 657,929 513,800
3.00%, 8/01/2050 227,993 185,772
2.00%, 9/01/2050 124,633 92,407
2.00%, 9/01/2050 302,153 224,862
2.00%, 9/01/2050 587,743 435,536
2.50%, 9/01/2050 264,448 202,927
4.00%, 9/01/2050 203,879 181,292
2.00%, 10/01/2050 110,878 82,164
2.00%, 10/01/2050 149,936 111,107
2.50%, 10/01/2050 138,095 107,860
2.50%, 10/01/2050 120,688 93,972
3.00%, 10/01/2050 32,263 26,116
2.00%, 12/01/2050 177,366 131,291
1.50%, 1/01/2051 65,782 45,781
1.50%, 1/01/2051 739,877 514,493
2.50%, 1/01/2051 1,119,847 867,464
3.00%, 1/01/2051 277,427 224,700
1.50%, 2/01/2051 181,483 126,276
2.00%, 2/01/2051 76,710 56,818
2.50%, 2/01/2051 16,090 12,440
2.50%, 3/01/2051 250,853 194,819
1.50%, 4/01/2051 261,720 181,788
2.00%, 4/01/2051 458,951 344,491
2.00%, 4/01/2051 264,641 195,379
2.00%, 4/01/2051 226,907 168,410
2.50%, 4/01/2051 466,715 360,031
2.00%, 5/01/2051 333,296 245,983
2.00%, 5/01/2051 492,919 364,051
2.00%, 5/01/2051 102,411 76,590
2.00%, 5/01/2051 316,429 233,456
2.50%, 5/01/2051 55,905 43,112
2.50%, 5/01/2051 391,920 300,891
2.50%, 5/01/2051 200,245 154,775
1.50%, 6/01/2051 238,136 165,356
2.50%, 7/01/2051 121,600 93,955
3.00%, 7/01/2051 323,350 261,621
3.00%, 7/01/2051 643,512 516,722
1.50%, 8/01/2051 131,191 91,124
1.50%, 8/01/2051 53,373 37,049
2.00%, 8/01/2051 1,442,461 1,068,909
2.00%, 8/01/2051 308,207 227,314
1.50%, 9/01/2051 22,211 15,415
2.00%, 9/01/2051 350,498 258,266
2.00%, 9/01/2051 22,082 16,279
2.00%, 9/01/2051 305,407 225,144
2.00%, 9/01/2051 22,861 16,853
2.50%, 9/01/2051 214,598 165,310
2.50%, 9/01/2051 173,622 134,143
2.50%, 9/01/2051 62,875 48,424
3.50%, 9/01/2051 108,712 90,815
1.50%, 10/01/2051 428,134 297,099
2.00%, 10/01/2051 537,168 396,181
2.00%, 10/01/2051 57,332 42,246
2.00%, 10/01/2051 199,685 148,051

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Federal Home Loan Mortgage Corporation (continued)
2.50%, 10/01/2051 261,951 203,239
2.50%, 10/01/2051 343,362 264,363
1.50%, 11/01/2051 134,122 93,058
2.00%, 11/01/2051 393,384 289,365
2.50%, 11/01/2051 86,271 67,081
2.00%, 12/01/2051 132,426 98,044
2.50%, 12/01/2051 205,387 159,270
2.50%, 12/01/2051 388,007 299,984
2.00%, 1/01/2052 363,335 270,894
2.00%, 2/01/2052 1,446,137 1,063,617
2.00%, 2/01/2052 298,663 219,969
2.50%, 2/01/2052 199,712 154,863
2.50%, 2/01/2052 261,155 201,905
2.50%, 2/01/2052 246,920 189,865
2.00%, 3/01/2052 365,378 269,605
2.00%, 3/01/2052 43,587 32,066
2.00%, 3/01/2052 23,624 17,356
3.00%, 3/01/2052 444,519 356,061
2.00%, 4/01/2052 162,503 119,388
2.50%, 4/01/2052 680,772 527,176
2.50%, 4/01/2052 711,217 546,037
3.50%, 4/01/2052 89,149 74,809
2.50%, 5/01/2052 558,351 428,675
3.00%, 5/01/2052 70,969 57,113
3.00%, 5/01/2052 130,758 105,925
3.00%, 5/01/2052 325,038 261,549
3.50%, 5/01/2052 22,900 19,083
3.50%, 5/01/2052 747,378 622,817
3.50%, 5/01/2052 279,746 233,078
2.50%, 6/01/2052 187,910 144,268
3.00%, 6/01/2052 170,564 137,222
3.00%, 6/01/2052 116,675 93,430
3.50%, 6/01/2052 108,733 90,625
3.50%, 6/01/2052 70,867 59,235
4.00%, 6/01/2052 22,551 19,554
4.50%, 6/01/2052 195,587 175,878
4.00%, 7/01/2052 94,175 81,482
4.00%, 7/01/2052 239,415 207,109
4.00%, 8/01/2052 70,134 60,670
4.50%, 8/01/2052 23,040 20,587
4.50%, 8/01/2052 184,103 164,502
5.00%, 8/01/2052 194,744 179,608
5.00%, 8/01/2052 149,430 137,911
2.50%, 9/01/2052 246,792 189,766
3.00%, 9/01/2052 208,900 167,256
4.50%, 9/01/2052 92,088 82,294
4.50%, 9/01/2052 206,512 184,520
4.50%, 9/01/2052 302,920 270,661
5.00%, 9/01/2052 23,215 21,437
4.00%, 10/01/2052 467,205 405,570
4.00%, 10/01/2052 97,444 84,234
4.00%, 10/01/2052 227,703 196,907
5.50%, 10/01/2052 45,964 43,667
5.00%, 11/01/2052 116,995 107,902
4.50%, 12/01/2052 144,721 129,309
4.50%, 12/01/2052 188,931 169,946
4.50%, 12/01/2052 57,151 51,064
5.00%, 12/01/2052 23,743 21,948
5.00%, 12/01/2052 151,683 139,894
5.50%, 12/01/2052 23,211 22,042
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Federal Home Loan Mortgage Corporation (continued)
4.00%, 1/01/2053 332,605 287,517
4.50%, 1/01/2053 24,009 21,452
5.00%, 1/01/2053 47,607 43,937
5.00%, 1/01/2053 142,743 131,649
5.00%, 2/01/2053 408,627 376,867
5.50%, 2/01/2053 469,734 445,909
4.00%, 3/01/2053 72,506 63,096
4.50%, 3/01/2053 385,416 344,233
6.00%, 3/01/2053 22,825 22,220
4.00%, 4/01/2053 24,449 21,122
5.00%, 4/01/2053 892,218 822,768
5.00%, 5/01/2053 494,206 455,737
6.00%, 5/01/2053 472,817 460,281
5.50%, 6/01/2053 49,207 46,874
5.50%, 6/01/2053 503,211 477,494
4.50%, 7/01/2053 147,724 131,940
5.50%, 7/01/2053 314,260 298,199
6.00%, 8/01/2053 97,194 94,617
5.50%, 9/01/2053 197,243 187,163
5.50%, 9/01/2053 124,236 118,043
6.00%, 9/01/2053 196,277 191,073
Federal Home Loan Mortgage Corporation Mutifamily
Structured Pass-Through Ctfs.
Series 2015-KS03, Class A4, 3.16%,
5/25/2025
(d)
35,000 33,958
Series 2015-K051, Class A2, 3.31%,
9/25/2025
(d)
200,000 192,369
Series 2019-K734, Class A2, 3.21%,
2/25/2026
(d)
225,000 214,680
Series 2019-K736, Class A2, 2.28%,
7/25/2026
(d)
50,000 46,256
Series 2016-K057, Class A2, 2.57%,
7/25/2026
(d)
125,000 116,536
Series 2016-K058, Class AM, 2.72%,
8/25/2026
(d)
90,000 83,561
Series 2017-K064, Class A2, 3.22%,
3/25/2027
(d)
20,000 18,715
Series 2017-K069, Class A2, 3.19%,
9/25/2027
(d)
150,000 138,719
Series 2018-K072, Class A1, 3.25%,
11/25/2027
(d)
78,264 74,753
Series 2018-K072, Class A2, 3.44%,
12/25/2027
(d)
160,000 148,674
Series 2018-K077, Class A1, 3.70%,
3/25/2028
(d)
23,091 22,225
Series 2021-K743, Class A2, 1.77%,
5/25/2028
(d)
75,000 63,876
Series 2018-K077, Class A2, 3.85%,
5/25/2028
(d)
50,000 46,924
Series 2018-K081, Class AM, 3.90%,
8/25/2028
(d)
50,000 46,686
Series 2019-K087, Class A2, 3.77%,
12/25/2028
(d)
130,000 120,368
Series 2019-K089, Class AM, 3.63%,
1/25/2029
(d)
60,000 54,895
Series 2019-K099, Class A2, 2.60%,
9/25/2029
(d)
40,000 34,237
Series 2020-K106, Class A1, 1.78%,
10/25/2029
(d)
35,354 31,133
Series 2019-K101, Class A2, 2.52%,
10/25/2029
(d)
10,000 8,493

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Federal Home Loan Mortgage Corporation Mutifamily
Structured Pass-Through Ctfs. (continued)
Series 2020-K105, Class A2, 1.87%,
1/25/2030
(d)
90,000 72,840
Series 2023-K751, Class AM, 4.22%,
4/25/2030
(d)
150,000 138,029
Series 2016-K152, Class A1, 2.83%,
5/25/2030
(d)
35,422 32,023
Series 2020-K116, Class A2, 1.38%,
7/25/2030
(d)
120,000 92,141
Series 2020-K121, Class A2, 1.55%,
10/25/2030
(d)
140,000 107,464
Series 2021-K123, Class A2, 1.62%,
12/25/2030
(d)
200,000 153,840
Series 2021-K126, Class A2, 2.07%,
1/25/2031
(d)
50,000 39,665
Series 2019-1510, Class A2, 3.72%,
1/25/2031
(d)
145,000 128,306
Series 2021-K135, Class A2, 2.15%,
10/25/2031
(d)
200,000 155,874
Series 2017-K153, Class A3, 3.12%,
10/25/2031
(d)
50,000 42,062
Series 2021-K136, Class A2, 2.13%,
11/25/2031
(d)
120,000 93,024
Series 2022-K137, Class A2, 2.35%,
11/25/2031
(d)
400,000 315,195
Series 2022-K142, Class A2, 2.40%,
3/25/2032
(d)
30,000 23,587
Series 2023-155, Class AM, 4.25%,
4/25/2033
(d)
250,000 222,766
Series 2018-K157, Class A2, 3.99%,
5/25/2033
(d)
260,000 235,828
Series 2023-157, Class A2, 4.20%,
5/25/2033
(d)
100,000 89,246
Series 2019-1513, Class A3, 2.80%,
8/25/2034
(d)
20,000 15,272
Federal National Mortgage Association
1.63%, 1/07/2025
(d)
340,000 325,505
0.63%, 4/22/2025
(d)
30,000 28,051
0.38%, 8/25/2025
(d)
30,000 27,545
0.50%, 11/07/2025
(d)
171,000 156,005
0.56%, 11/17/2025
(d)
450,000 409,707
0.64%, 12/30/2025
(d)
200,000 181,579
3.00%, 11/01/2026
(d)
13,066 12,650
3.00%, 12/01/2026
(d)
7,323 7,091
3.00%, 12/01/2026
(d)
26,982 26,123
3.00%, 12/01/2026
(d)
7,621 7,373
3.00%, 6/01/2027
(d)
7,841 7,534
0.75%, 10/08/2027
(d)
100,000 85,061
3.00%, 2/01/2028
(d)
12,244 11,757
2.50%, 6/01/2028
(d)
28,752 27,162
3.00%, 9/01/2028
(d)
54,335 51,839
7.13%, 1/15/2030
(d)
50,000 55,211
3.00%, 7/01/2030
(d)
35,916 34,186
2.00%, 8/01/2030
(d)
36,722 33,584
3.50%, 8/01/2030
(d)
10,742 10,468
0.88%, 8/05/2030
(d)
165,000 125,086
2.00%, 10/01/2030
(d)
8,427 7,733
2.50%, 3/01/2031
(d)
40,426 38,066
3.50%, 4/01/2031
(d)
54,985 52,203
3.00%, 8/01/2031
(d)
14,960 13,910
2.50%, 10/01/2031
(d)
83,064 77,633
2.00%, 11/01/2031
(d)
25,264 22,812
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Federal National Mortgage Association (continued)
2.50%, 11/01/2031
(d)
293,669 270,030
3.50%, 11/01/2031
(d)
12,031 11,578
2.50%, 1/01/2032
(d)
60,149 55,121
2.50%, 1/01/2032
(d)
10,790 9,986
3.00%, 1/01/2032
(d)
155,832 145,019
3.50%, 1/01/2032
(d)
12,809 11,916
3.00%, 2/01/2032
(d)
15,139 14,110
3.50%, 4/01/2032
(d)
13,420 12,683
2.50%, 5/01/2032
(d)
83,690 77,329
3.00%, 8/01/2032
(d)
62,696 56,606
3.50%, 8/01/2032
(d)
57,382 54,377
3.00%, 9/01/2032
(d)
22,731 20,523
2.50%, 1/01/2033
(d)
18,472 17,257
3.00%, 2/01/2033
(d)
105,396 97,503
3.00%, 2/01/2033
(d)
33,237 30,655
3.50%, 5/01/2033
(d)
22,134 20,562
3.50%, 10/01/2033
(d)
26,384 24,530
4.00%, 4/01/2034
(d)
8,563 8,203
2.50%, 8/01/2034
(d)
41,592 36,540
3.50%, 9/01/2034
(d)
19,470 18,094
4.00%, 10/01/2034
(d)
45,898 43,378
2.50%, 1/01/2035
(d)
132,437 116,352
3.00%, 1/01/2035
(d)
114,008 103,319
2.50%, 2/01/2035
(d)
130,805 114,921
3.00%, 2/01/2035
(d)
6,674 6,048
2.50%, 3/01/2035
(d)
157,863 138,693
3.50%, 3/01/2035
(d)
7,843 7,286
4.00%, 3/01/2035
(d)
29,170 27,576
2.00%, 7/01/2035
(d)
23,593 20,024
2.00%, 7/01/2035
(d)
198,361 168,353
2.50%, 7/01/2035
(d)
21,697 19,039
2.50%, 7/01/2035
(d)
96,224 84,450
2.00%, 9/01/2035
(d)
88,585 75,184
2.50%, 9/01/2035
(d)
41,742 36,635
2.50%, 9/01/2035
(d)
82,684 72,556
3.00%, 9/01/2035
(d)
20,939 18,914
1.50%, 10/01/2035
(d)
234,011 192,434
2.00%, 10/01/2035
(d)
173,684 147,416
2.00%, 10/01/2035
(d)
31,491 26,728
2.00%, 10/01/2035
(d)
14,252 12,129
2.00%, 10/01/2035
(d)
259,751 220,467
5.50%, 10/01/2035
(d)
11,749 11,724
1.50%, 11/01/2035
(d)
15,234 12,527
2.00%, 11/01/2035
(d)
142,255 120,739
2.50%, 11/01/2035
(d)
36,675 32,183
2.00%, 12/01/2035
(d)
90,308 76,641
2.00%, 12/01/2035
(d)
28,892 24,510
2.50%, 1/01/2036
(d)
67,398 59,124
3.00%, 1/01/2036
(d)
48,615 43,914
2.00%, 2/01/2036
(d)
69,355 58,863
2.50%, 2/01/2036
(d)
41,162 36,128
2.00%, 3/01/2036
(d)
130,986 111,170
1.50%, 4/01/2036
(d)
18,589 15,349
2.50%, 4/01/2036
(d)
14,744 13,897
3.00%, 4/01/2036
(d)
63,152 56,357
1.50%, 5/01/2036
(d)
186,583 153,397
1.50%, 5/01/2036
(d)
36,969 30,663
2.00%, 5/01/2036
(d)
35,517 30,192
2.00%, 5/01/2036
(d)
66,703 56,533
1.50%, 6/01/2036
(d)
125,203 102,958

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Federal National Mortgage Association (continued)
2.00%, 6/01/2036
(d)
308,420 261,332
2.00%, 6/01/2036
(d)
221,645 187,806
1.50%, 7/01/2036
(d)
93,221 77,310
2.00%, 7/01/2036
(d)
79,199 67,107
2.00%, 8/01/2036
(d)
34,272 29,040
1.50%, 9/01/2036
(d)
27,382 22,512
1.50%, 9/01/2036
(d)
260,173 214,322
2.00%, 9/01/2036
(d)
188,985 160,628
2.50%, 9/01/2036
(d)
78,394 68,491
2.50%, 9/01/2036
(d)
35,842 31,323
1.50%, 10/01/2036
(d)
41,118 34,095
1.50%, 10/01/2036
(d)
40,755 33,506
2.00%, 10/01/2036
(d)
118,328 100,262
1.50%, 11/01/2036
(d)
61,947 50,929
2.00%, 11/01/2036
(d)
44,752 37,919
2.00%, 11/01/2036
(d)
223,621 189,480
1.50%, 12/01/2036
(d)
83,210 68,410
2.00%, 12/01/2036
(d)
81,211 69,027
2.00%, 12/01/2036
(d)
122,078 103,440
3.50%, 12/01/2036
(d)
51,732 48,096
2.50%, 1/01/2037
(d)
230,294 201,259
3.50%, 1/01/2037
(d)
14,960 13,566
2.00%, 2/01/2037
(d)
289,581 245,369
2.50%, 2/01/2037
(d)
14,835 12,470
2.50%, 2/01/2037
(d)
48,282 42,195
1.50%, 3/01/2037
(d)
150,014 123,255
2.00%, 3/01/2037
(d)
293,519 249,553
2.50%, 3/01/2037
(d)
103,435 90,208
2.00%, 4/01/2037
(d)
21,349 18,074
2.00%, 4/01/2037
(d)
274,226 232,168
2.50%, 4/01/2037
(d)
65,932 55,419
1.50%, 5/01/2037
(d)
109,576 90,030
2.50%, 5/01/2037
(d)
44,427 38,863
3.00%, 5/01/2037
(d)
83,103 74,287
3.50%, 5/01/2037
(d)
95,481 87,985
3.00%, 6/01/2037
(d)
42,538 38,026
1.50%, 8/01/2037
(d)
186,694 153,488
2.00%, 8/01/2037
(d)
47,728 40,408
3.50%, 9/01/2037
(d)
42,667 38,996
3.50%, 11/01/2037
(d)
80,353 72,824
4.00%, 11/01/2037
(d)
64,838 60,493
4.50%, 11/01/2037
(d)
42,613 40,399
3.00%, 12/01/2037
(d)
39,546 34,764
2.50%, 3/01/2038
(d)
17,052 14,635
3.00%, 4/01/2038
(d)
48,645 43,485
3.00%, 5/01/2038
(d)
30,416 26,816
3.50%, 6/01/2038
(d)
96,553 88,244
1.50%, 11/15/2038
(d)(e)
125,000 102,681
2.00%, 11/15/2038
(d)(e)
25,000 21,143
3.00%, 11/15/2038
(d)(e)
175,000 156,390
4.50%, 11/15/2038
(d)(e)
75,000 71,064
5.00%, 11/15/2038
(d)(e)
100,000 96,462
5.50%, 11/15/2038
(d)(e)
50,000 49,041
3.00%, 12/15/2038
(d)(e)
50,000 44,714
4.00%, 12/15/2038
(d)(e)
25,000 23,316
5.00%, 12/15/2038
(d)(e)
25,000 24,108
5.50%, 12/15/2038
(d)(e)
25,000 24,510
3.50%, 6/01/2039
(d)
59,144 50,743
4.50%, 6/01/2039
(d)
18,875 17,699
4.00%, 11/01/2039
(d)
13,428 12,412
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Federal National Mortgage Association (continued)
4.50%, 2/01/2040
(d)
21,405 20,071
6.00%, 4/01/2040
(d)
28,661 29,172
2.50%, 5/01/2040
(d)
8,349 6,925
2.00%, 8/01/2040
(d)
61,903 49,646
2.50%, 8/01/2040
(d)
37,417 31,009
2.00%, 9/01/2040
(d)
55,017 44,217
4.00%, 10/01/2040
(d)
140,807 127,421
2.00%, 11/01/2040
(d)
160,434 128,529
2.00%, 1/01/2041
(d)
136,605 109,366
4.50%, 2/01/2041
(d)
24,732 22,971
2.00%, 4/01/2041
(d)
78,776 62,187
4.50%, 4/01/2041
(d)
133,315 123,951
1.50%, 5/01/2041
(d)
66,071 49,886
2.00%, 5/01/2041
(d)
219,152 172,952
2.50%, 5/01/2041
(d)
39,643 32,282
1.50%, 6/01/2041
(d)
20,686 15,612
1.50%, 7/01/2041
(d)
62,537 47,179
5.50%, 7/01/2041
(d)
13,901 13,884
2.00%, 8/01/2041
(d)
122,402 96,513
1.50%, 9/01/2041
(d)
43,068 32,464
2.50%, 10/01/2041
(d)
82,291 66,923
1.50%, 11/01/2041
(d)
65,873 49,614
2.50%, 11/01/2041
(d)
166,049 135,001
2.00%, 12/01/2041
(d)
93,387 73,545
3.50%, 12/01/2041
(d)
20,607 17,870
1.50%, 1/01/2042
(d)
175,411 132,061
2.00%, 2/01/2042
(d)
45,399 35,733
2.00%, 3/01/2042
(d)
31,040 24,232
2.50%, 4/01/2042
(d)
67,190 54,001
3.00%, 4/01/2042
(d)
13,230 11,092
3.50%, 4/01/2042
(d)
53,203 46,176
5.00%, 4/01/2042
(d)
37,609 35,998
2.00%, 5/01/2042
(d)
22,749 17,761
2.50%, 5/01/2042
(d)
22,414 18,015
3.00%, 5/01/2042
(d)
46,160 40,771
3.00%, 5/01/2042
(d)
194,381 162,074
4.50%, 5/01/2042
(d)
55,769 51,792
3.50%, 6/01/2042
(d)
16,601 14,408
3.00%, 7/01/2042
(d)
45,315 37,784
3.50%, 7/01/2042
(d)
46,117 39,578
4.00%, 7/01/2042
(d)
24,892 22,443
2.00%, 8/01/2042
(d)
122,204 96,187
2.50%, 9/01/2042
(d)
23,408 18,814
4.50%, 9/01/2042
(d)
21,746 19,807
2.50%, 10/01/2042
(d)
56,415 45,086
4.00%, 10/01/2042
(d)
22,922 20,260
3.50%, 12/01/2042
(d)
33,221 28,511
3.00%, 4/01/2043
(d)
26,754 22,411
3.00%, 4/01/2043
(d)
152,256 127,541
3.50%, 6/01/2043
(d)
99,584 86,430
4.00%, 10/01/2043
(d)
193,919 174,810
5.50%, 5/01/2044
(d)
110,625 109,700
4.00%, 9/01/2044
(d)
25,895 23,015
3.00%, 10/01/2044
(d)
119,898 100,436
4.00%, 11/01/2044
(d)
25,094 22,314
4.00%, 1/01/2045
(d)
82,840 74,488
4.00%, 2/01/2045
(d)
55,663 50,187
3.00%, 4/01/2045
(d)
47,449 39,747
3.50%, 4/01/2045
(d)
14,005 12,072
3.50%, 5/01/2045
(d)
18,357 15,796

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Federal National Mortgage Association (continued)
3.50%, 6/01/2045
(d)
258,139 223,172
3.50%, 8/01/2045
(d)
86,483 73,903
3.50%, 11/01/2045
(d)
24,487 20,925
3.50%, 12/01/2045
(d)
177,642 151,801
3.50%, 1/01/2046
(d)
120,992 103,392
4.00%, 1/01/2046
(d)
54,150 47,969
4.00%, 1/01/2046
(d)
228,941 202,808
3.50%, 2/01/2046
(d)
95,182 81,955
3.50%, 2/01/2046
(d)
42,149 36,253
4.50%, 6/01/2046
(d)
28,922 26,663
3.00%, 9/01/2046
(d)
67,111 55,367
3.50%, 9/01/2046
(d)
82,739 70,703
4.50%, 9/01/2046
(d)
95,851 89,025
3.00%, 10/01/2046
(d)
72,024 59,289
3.00%, 10/01/2046
(d)
169,501 139,564
3.00%, 11/01/2046
(d)
864,801 711,888
3.00%, 11/01/2046
(d)
49,688 40,902
3.00%, 11/01/2046
(d)
129,571 106,660
3.00%, 11/01/2046
(d)
378,765 311,793
4.00%, 11/01/2046
(d)
15,530 13,725
3.50%, 1/01/2047
(d)
57,486 49,617
3.00%, 2/01/2047
(d)
200,027 167,596
3.50%, 2/01/2047
(d)
54,378 46,337
4.00%, 2/01/2047
(d)
11,625 10,298
3.00%, 3/01/2047
(d)
489,777 403,175
3.50%, 4/01/2047
(d)
17,648 15,185
4.00%, 5/01/2047
(d)
39,474 34,925
4.50%, 5/01/2047
(d)
50,404 46,453
4.00%, 6/01/2047
(d)
302,262 267,125
3.50%, 7/01/2047
(d)
151,446 131,434
3.00%, 8/01/2047
(d)
77,439 63,769
3.50%, 8/01/2047
(d)
69,822 59,440
3.50%, 9/01/2047
(d)
222,521 190,190
3.50%, 10/01/2047
(d)
205,778 176,840
3.50%, 10/01/2047
(d)
122,536 104,316
4.00%, 10/01/2047
(d)
61,157 53,976
3.50%, 11/01/2047
(d)
232,541 197,966
3.50%, 12/01/2047
(d)
50,720 43,525
3.00%, 1/01/2048
(d)
98,310 80,729
3.50%, 1/01/2048
(d)
79,211 67,433
4.00%, 1/01/2048
(d)
93,023 82,101
3.50%, 2/01/2048
(d)
415,730 353,916
3.50%, 2/01/2048
(d)
40,781 34,950
4.00%, 2/01/2048
(d)
66,198 58,425
3.50%, 3/01/2048
(d)
180,189 152,691
3.00%, 4/01/2048
(d)
169,835 142,267
3.50%, 4/01/2048
(d)
132,995 114,134
4.50%, 4/01/2048
(d)
10,493 9,557
4.50%, 8/01/2048
(d)
25,159 22,915
4.50%, 8/01/2048
(d)
135,677 123,812
3.00%, 9/01/2048
(d)
398,354 328,034
3.50%, 10/01/2048
(d)
149,180 126,999
4.50%, 10/01/2048
(d)
23,527 21,429
3.00%, 11/01/2048
(d)
137,322 113,041
4.00%, 11/01/2048
(d)
59,792 52,772
4.00%, 11/01/2048
(d)
26,804 23,604
4.00%, 2/01/2049
(d)
17,237 15,179
4.00%, 3/01/2049
(d)
120,274 105,915
3.50%, 4/01/2049
(d)
40,476 34,361
4.50%, 4/01/2049
(d)
45,709 41,635
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Federal National Mortgage Association (continued)
4.00%, 5/01/2049
(d)
51,426 45,301
4.50%, 5/01/2049
(d)
7,717 7,002
4.50%, 5/01/2049
(d)
18,229 16,604
3.50%, 6/01/2049
(d)
104,740 88,617
4.00%, 6/01/2049
(d)
56,289 49,680
4.00%, 6/01/2049
(d)
141,842 125,188
4.00%, 6/01/2049
(d)
537,867 474,714
3.50%, 7/01/2049
(d)
40,412 34,197
4.00%, 7/01/2049
(d)
10,409 9,151
5.00%, 7/01/2049
(d)
9,589 9,001
3.50%, 8/01/2049
(d)
113,299 94,645
3.50%, 8/01/2049
(d)
197,919 168,015
4.50%, 8/01/2049
(d)
82,590 75,294
3.00%, 9/01/2049
(d)
34,856 27,908
3.50%, 9/01/2049
(d)
35,649 30,161
3.50%, 9/01/2049
(d)
67,138 56,994
4.00%, 9/01/2049
(d)
137,212 120,633
4.00%, 9/01/2049
(d)
85,155 75,535
4.50%, 9/01/2049
(d)
13,345 12,036
5.00%, 9/01/2049
(d)
179,673 170,715
5.00%, 9/01/2049
(d)
58,699 55,102
3.00%, 10/01/2049
(d)
103,208 84,271
2.50%, 11/01/2049
(d)
206,096 160,366
2.50%, 11/01/2049
(d)
343,136 266,998
3.00%, 11/01/2049
(d)
101,018 82,557
3.00%, 11/01/2049
(d)
132,448 107,467
3.50%, 11/01/2049
(d)
243,428 205,956
4.50%, 11/01/2049
(d)
6,376 5,787
5.00%, 11/01/2049
(d)
156,754 147,045
3.00%, 12/01/2049
(d)
62,026 50,690
3.50%, 12/01/2049
(d)
51,536 43,610
3.50%, 1/01/2050
(d)
414,858 353,174
3.50%, 1/01/2050
(d)
37,918 32,189
3.00%, 2/01/2050
(d)
430,536 352,204
3.00%, 2/01/2050
(d)
50,513 41,322
3.00%, 2/01/2050
(d)
82,988 67,821
3.00%, 3/01/2050
(d)
52,733 42,739
4.00%, 3/01/2050
(d)
312,049 274,795
4.50%, 3/01/2050
(d)
61,481 56,001
5.00%, 3/01/2050
(d)
90,824 85,270
2.50%, 4/01/2050
(d)
49,128 38,321
3.00%, 4/01/2050
(d)
51,734 41,914
4.00%, 4/01/2050
(d)
29,889 26,278
2.50%, 5/01/2050
(d)
87,958 68,636
3.50%, 5/01/2050
(d)
165,386 140,242
3.50%, 5/01/2050
(d)
13,794 11,571
2.50%, 6/01/2050
(d)
191,796 149,619
4.00%, 6/01/2050
(d)
37,236 32,496
4.00%, 6/01/2050
(d)
20,495 18,016
2.50%, 7/01/2050
(d)
82,036 63,934
3.00%, 7/01/2050
(d)
52,186 42,265
3.00%, 7/01/2050
(d)
27,319 22,123
3.00%, 7/01/2050
(d)
119,890 97,075
3.00%, 7/01/2050
(d)
57,460 46,668
3.50%, 7/01/2050
(d)
466,654 401,047
3.50%, 7/01/2050
(d)
22,503 18,864
4.00%, 7/01/2050
(d)
153,820 134,222
2.50%, 8/01/2050
(d)
159,936 123,876
2.50%, 8/01/2050
(d)
75,513 58,631
4.00%, 8/01/2050
(d)
326,765 288,780

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Federal National Mortgage Association (continued)
2.00%, 9/01/2050
(d)
306,081 226,939
2.00%, 9/01/2050
(d)
380,057 283,054
2.00%, 9/01/2050
(d)
378,938 282,874
2.00%, 9/01/2050
(d)
37,313 27,650
2.00%, 9/01/2050
(d)
45,001 33,347
2.00%, 9/01/2050
(d)
30,092 22,576
2.50%, 9/01/2050
(d)
67,656 52,587
3.00%, 9/01/2050
(d)
38,933 31,595
3.00%, 9/01/2050
(d)
651,479 527,433
3.00%, 9/01/2050
(d)
180,595 146,214
4.50%, 9/01/2050
(d)
188,156 171,374
2.00%, 10/01/2050
(d)
234,169 174,659
2.00%, 10/01/2050
(d)
73,849 54,958
3.00%, 10/01/2050
(d)
80,985 65,711
1.50%, 11/01/2050
(d)
120,628 83,928
2.00%, 11/01/2050
(d)
734,788 545,450
2.00%, 11/01/2050
(d)
454,931 334,250
2.00%, 11/01/2050
(d)
133,507 100,092
2.50%, 11/01/2050
(d)
199,233 155,282
3.50%, 11/01/2050
(d)
199,104 167,024
1.50%, 12/01/2050
(d)
80,490 56,002
1.50%, 12/01/2050
(d)
111,093 77,273
2.00%, 12/01/2050
(d)
710,734 526,103
2.00%, 12/01/2050
(d)
219,678 163,484
2.00%, 12/01/2050
(d)
242,745 179,882
2.00%, 12/01/2050
(d)
115,720 86,312
2.00%, 12/01/2050
(d)
258,265 191,174
2.00%, 12/01/2050
(d)
152,734 113,145
2.00%, 12/01/2050
(d)
58,139 43,036
2.00%, 12/01/2050
(d)
441,287 326,019
2.50%, 12/01/2050
(d)
246,852 190,926
3.00%, 12/01/2050
(d)
279,531 226,809
1.50%, 1/01/2051
(d)
82,483 57,357
2.00%, 1/01/2051
(d)
156,514 116,642
2.00%, 1/01/2051
(d)
181,918 134,587
2.00%, 1/01/2051
(d)
1,243,463 931,150
2.00%, 1/01/2051
(d)
716,217 528,913
2.00%, 1/01/2051
(d)
464,986 343,384
3.00%, 1/01/2051
(d)
54,606 44,183
1.50%, 2/01/2051
(d)
80,293 55,868
2.00%, 2/01/2051
(d)
220,423 163,890
2.00%, 2/01/2051
(d)
1,341,029 991,581
2.50%, 2/01/2051
(d)
218,659 170,205
2.50%, 2/01/2051
(d)
135,839 105,043
2.50%, 2/01/2051
(d)
17,568 13,632
2.50%, 2/01/2051
(d)
864,748 673,927
2.50%, 2/01/2051
(d)
414,851 320,737
1.50%, 3/01/2051
(d)
61,616 43,217
2.00%, 3/01/2051
(d)
871,290 644,096
2.00%, 3/01/2051
(d)
252,520 185,758
2.50%, 3/01/2051
(d)
294,443 229,351
2.00%, 4/01/2051
(d)
569,984 421,163
2.00%, 4/01/2051
(d)
121,834 90,148
2.00%, 4/01/2051
(d)
88,689 65,502
2.00%, 4/01/2051
(d)
166,189 122,639
2.00%, 4/01/2051
(d)
44,699 32,836
2.50%, 4/01/2051
(d)
158,717 121,793
2.00%, 5/01/2051
(d)
220,042 161,642
2.00%, 5/01/2051
(d)
311,655 230,176
2.50%, 5/01/2051
(d)
653,464 502,973
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Federal National Mortgage Association (continued)
2.50%, 5/01/2051
(d)
173,075 132,810
2.50%, 5/01/2051
(d)
270,383 209,178
2.50%, 5/01/2051
(d)
453,256 349,536
3.00%, 5/01/2051
(d)
104,942 84,643
1.50%, 6/01/2051
(d)
65,079 45,189
1.50%, 6/01/2051
(d)
170,792 119,755
2.50%, 6/01/2051
(d)
119,186 92,809
3.00%, 6/01/2051
(d)
141,560 114,141
2.00%, 7/01/2051
(d)
320,162 236,241
2.00%, 7/01/2051
(d)
117,023 86,718
2.00%, 7/01/2051
(d)
255,207 190,499
2.00%, 7/01/2051
(d)
284,328 209,702
2.00%, 7/01/2051
(d)
179,879 132,852
2.50%, 7/01/2051
(d)
258,837 200,003
2.50%, 7/01/2051
(d)
81,766 63,496
1.50%, 8/01/2051
(d)
89,331 62,010
2.00%, 8/01/2051
(d)
21,962 16,198
2.00%, 8/01/2051
(d)
609,822 449,558
2.00%, 8/01/2051
(d)
239,905 177,908
2.50%, 8/01/2051
(d)
284,886 219,482
2.50%, 8/01/2051
(d)
420,131 325,505
2.50%, 8/01/2051
(d)
137,387 105,401
1.50%, 9/01/2051
(d)
112,483 78,069
2.00%, 9/01/2051
(d)
549,234 404,706
2.00%, 9/01/2051
(d)
534,488 393,938
2.00%, 9/01/2051
(d)
347,154 255,018
2.50%, 9/01/2051
(d)
85,641 66,144
2.50%, 9/01/2051
(d)
282,492 216,846
2.50%, 9/01/2051
(d)
393,953 303,412
1.50%, 10/01/2051
(d)
382,621 265,516
2.00%, 10/01/2051
(d)
704,746 519,295
2.00%, 10/01/2051
(d)
109,782 81,505
2.00%, 10/01/2051
(d)
196,328 145,759
2.00%, 10/01/2051
(d)
177,687 130,918
2.00%, 10/01/2051
(d)
174,316 129,471
2.50%, 10/01/2051
(d)
883,412 680,161
2.50%, 10/01/2051
(d)
438,961 339,115
3.00%, 10/01/2051
(d)
254,813 204,489
2.50%, 11/01/2051
(d)
272,647 209,688
3.00%, 11/01/2051
(d)
106,844 85,793
2.00%, 12/01/2051
(d)
134,050 99,439
2.00%, 12/01/2051
(d)
470,235 346,174
2.50%, 12/01/2051
(d)
656,521 505,146
2.50%, 12/01/2051
(d)
1,030,416 800,511
2.50%, 12/01/2051
(d)
85,970 66,580
2.50%, 12/01/2051
(d)
532,683 412,212
3.00%, 12/01/2051
(d)
704,767 571,843
3.00%, 12/01/2051
(d)
149,927 121,432
3.00%, 12/01/2051
(d)
164,160 132,028
2.00%, 1/01/2052
(d)
1,419,152 1,044,255
2.50%, 1/01/2052
(d)
150,231 116,529
2.50%, 1/01/2052
(d)
145,758 111,823
2.50%, 1/01/2052
(d)
444,324 344,073
2.50%, 1/01/2052
(d)
240,781 187,156
2.50%, 1/01/2052
(d)
426,733 331,616
2.50%, 1/01/2052
(d)
145,965 112,017
3.50%, 1/01/2052
(d)
71,874 61,043
2.00%, 2/01/2052
(d)
247,537 183,865
2.00%, 2/01/2052
(d)
1,604,096 1,180,890
2.00%, 2/01/2052
(d)
437,111 322,833

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Federal National Mortgage Association (continued)
2.50%, 2/01/2052
(d)
88,935 69,050
2.50%, 2/01/2052
(d)
86,462 66,948
2.50%, 2/01/2052
(d)
269,488 207,218
2.50%, 3/01/2052
(d)
587,992 453,002
2.50%, 3/01/2052
(d)
155,704 120,565
3.00%, 3/01/2052
(d)
49,870 40,033
3.00%, 3/01/2052
(d)
630,633 507,130
3.00%, 3/01/2052
(d)
181,323 146,145
3.00%, 3/01/2052
(d)
92,275 73,926
3.50%, 3/01/2052
(d)
44,198 36,887
1.50%, 4/01/2052
(d)
557,556 387,032
2.00%, 4/01/2052
(d)
489,069 359,311
2.50%, 4/01/2052
(d)
675,062 518,255
3.00%, 4/01/2052
(d)
252,461 202,259
3.50%, 4/01/2052
(d)
143,067 119,219
3.50%, 4/01/2052
(d)
175,737 146,892
3.50%, 4/01/2052
(d)
120,480 100,401
2.50%, 5/01/2052
(d)
139,734 107,281
2.50%, 5/01/2052
(d)
98,884 75,862
3.00%, 5/01/2052
(d)
405,656 328,650
3.50%, 5/01/2052
(d)
187,711 157,066
3.50%, 5/01/2052
(d)
96,199 80,166
3.50%, 5/01/2052
(d)
46,317 38,597
4.00%, 5/01/2052
(d)
92,849 80,295
4.00%, 5/01/2052
(d)
23,892 20,696
2.00%, 6/01/2052
(d)
630,196 463,717
3.00%, 6/01/2052
(d)
126,351 101,178
3.50%, 6/01/2052
(d)
23,183 19,316
3.50%, 6/01/2052
(d)
203,112 169,920
4.00%, 6/01/2052
(d)
257,614 223,204
4.00%, 7/01/2052
(d)
212,786 183,941
4.50%, 7/01/2052
(d)
23,035 20,584
4.50%, 7/01/2052
(d)
140,489 125,999
2.50%, 8/01/2052
(d)
23,395 17,962
4.00%, 8/01/2052
(d)
93,648 80,986
4.50%, 8/01/2052
(d)
163,902 146,508
5.00%, 8/01/2052
(d)
22,676 20,913
5.00%, 8/01/2052
(d)
45,578 42,035
4.00%, 9/01/2052
(d)
93,987 81,290
4.50%, 9/01/2052
(d)
252,059 225,216
4.50%, 9/01/2052
(d)
268,355 239,784
4.50%, 9/01/2052
(d)
93,036 83,128
5.00%, 9/01/2052
(d)
116,397 107,348
5.00%, 9/01/2052
(d)
46,833 43,192
5.00%, 9/01/2052
(d)
41,188 37,987
3.50%, 10/01/2052
(d)
646,142 538,216
5.00%, 10/01/2052
(d)
299,392 276,414
5.50%, 10/01/2052
(d)
22,153 21,046
3.50%, 11/01/2052
(d)
47,809 39,823
4.00%, 11/01/2052
(d)
23,915 20,677
4.50%, 11/01/2052
(d)
141,665 126,579
5.50%, 11/01/2052
(d)
187,528 178,205
4.50%, 12/01/2052
(d)
128,788 115,073
5.50%, 12/01/2052
(d)
68,963 65,501
4.00%, 1/01/2053
(d)
192,933 166,779
4.00%, 2/01/2053
(d)
216,830 187,403
5.00%, 2/01/2053
(d)
166,990 154,011
5.50%, 2/01/2053
(d)
148,211 141,041
6.00%, 2/01/2053
(d)
23,590 23,087
4.00%, 3/01/2053
(d)
73,451 63,693
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Federal National Mortgage Association (continued)
5.50%, 3/01/2053
(d)
118,725 112,659
5.00%, 4/01/2053
(d)
48,999 45,185
5.50%, 4/01/2053
(d)
94,685 89,846
5.00%, 5/01/2053
(d)
72,925 67,248
5.50%, 5/01/2053
(d)
695,223 659,693
5.50%, 6/01/2053
(d)
48,344 45,874
5.50%, 6/01/2053
(d)
97,313 92,355
5.50%, 6/01/2053
(d)
48,186 45,724
4.00%, 7/01/2053
(d)
244,946 211,619
4.50%, 7/01/2053
(d)
196,320 175,343
5.00%, 7/01/2053
(d)
294,002 271,117
5.00%, 7/01/2053
(d)
73,830 68,348
6.00%, 7/01/2053
(d)
48,170 46,893
4.00%, 9/01/2053
(d)
74,411 64,287
6.00%, 9/01/2053
(d)
98,877 96,278
2.00%, 11/15/2053
(d)(e)
550,000 403,841
2.50%, 11/15/2053
(d)(e)
50,000 38,325
4.00%, 11/15/2053
(d)(e)
400,000 345,530
4.50%, 11/15/2053
(d)(e)
850,000 759,002
5.00%, 11/15/2053
(d)(e)
550,000 507,038
5.50%, 11/15/2053
(d)(e)
875,000 829,998
6.00%, 11/15/2053
(d)(e)
1,400,000 1,362,368
6.50%, 11/15/2053
(d)(e)
1,075,000 1,068,649
7.00%, 11/15/2053
(d)(e)
50,000 50,542
1.50%, 12/15/2053
(d)(e)
50,000 34,697
3.00%, 12/15/2053
(d)(e)
50,000 39,991
5.00%, 12/15/2053
(d)(e)
100,000 92,184
5.50%, 12/15/2053
(d)(e)
275,000 260,850
6.00%, 12/15/2053
(d)(e)
425,000 413,374
6.50%, 12/15/2053
(d)(e)
250,000 248,338
7.00%, 12/15/2053
(d)(e)
75,000 75,704
Federal National Mortgage Association REMICs
Series 2017-M13, Class A2, 2.93%,
9/25/2027
(d)
227,282 208,848
Series 2022-M11, Class A2, 2.95%,
10/25/2027
(d)
176,596 162,241
Series 2018-M1, Class A2, 2.99%,
12/25/2027
(d)
34,948 32,096
Series 2019-M1, Class A2, 3.55%,
9/25/2028
(d)
21,803 20,201
Series 2019-M5, Class A2, 3.27%,
2/25/2029
(d)
39,053 35,460
Series 2019-M7, Class A2, 3.14%,
4/25/2029
(d)
16,538 14,773
Series 2019-M12, Class A2, 2.89%,
6/25/2029
(d)
98,240 86,401
Series 2019-M22, Class A2, 2.52%,
8/25/2029
(d)
35,730 30,667
Series 2020-M20, Class A2, 1.44%,
10/25/2029
(d)
200,000 158,585
Series 2020-M1, Class A1, 2.15%,
10/25/2029
(d)
19,870 18,338
Series 2020-M1, Class A2, 2.44%,
10/25/2029
(d)
200,000 168,901
Series 2018-M13, Class A2, 3.74%,
9/25/2030
(d)
7,836 7,047
Series 2021-M1G, Class A2, 1.47%,
11/25/2030
(d)
60,000 45,655
Series 2021-M13, Class 2A1, 1.49%,
11/25/2032
(d)
82,692 72,905

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Government National Mortgage Association II
3.50%, 10/20/2026 11,971 11,636
2.50%, 12/20/2037 39,512 34,308
5.00%, 9/20/2039 63,272 61,061
4.50%, 2/20/2040 27,193 25,281
4.00%, 10/20/2040 17,851 16,191
5.00%, 10/20/2040 21,541 20,789
4.00%, 11/20/2040 47,213 42,823
4.50%, 1/20/2041 12,458 11,582
4.50%, 9/20/2041 23,944 22,260
4.00%, 11/20/2041 16,467 14,873
3.00%, 6/20/2042 19,540 16,492
3.00%, 8/20/2042 47,514 40,103
2.50%, 2/20/2043 233,589 190,103
3.50%, 2/20/2043 38,670 33,819
3.50%, 3/20/2043 29,146 25,471
3.00%, 4/20/2043 61,220 51,663
3.50%, 7/20/2043 77,692 67,896
3.50%, 9/20/2044 168,923 147,213
4.00%, 11/20/2044 194,183 174,335
4.50%, 1/20/2045 24,250 22,392
3.50%, 2/20/2045 30,094 26,226
3.50%, 6/20/2045 227,172 197,811
3.00%, 8/20/2045 267,292 224,363
3.50%, 11/20/2045 205,542 178,977
3.50%, 12/20/2045 40,368 35,150
3.50%, 3/20/2046 210,928 183,667
4.00%, 3/20/2046 95,232 85,291
3.00%, 4/20/2046 37,665 31,601
3.00%, 6/20/2046 205,466 172,386
3.50%, 6/20/2046 75,574 65,542
4.00%, 6/20/2046 115,092 102,730
3.00%, 9/20/2046 183,011 153,547
2.50%, 10/20/2046 8,468 6,839
3.00%, 10/20/2046 186,384 156,376
3.00%, 11/20/2046 35,633 29,896
3.50%, 11/20/2046 80,383 69,713
2.50%, 12/20/2046 142,408 115,011
3.00%, 1/20/2047 79,249 66,490
4.00%, 1/20/2047 98,637 88,043
3.00%, 2/20/2047 360,751 302,670
3.50%, 2/20/2047 309,704 268,594
4.00%, 2/20/2047 66,432 59,296
3.00%, 5/20/2047 66,583 55,804
3.50%, 5/20/2047 109,980 94,982
4.00%, 8/20/2047 172,943 154,123
4.50%, 9/20/2047 30,305 27,824
3.00%, 10/20/2047 9,875 8,276
3.00%, 1/20/2048 431,979 362,047
3.50%, 1/20/2048 377,616 326,118
3.50%, 2/20/2048 146,300 126,348
4.50%, 3/20/2048 163,891 150,476
4.00%, 4/20/2048 320,089 285,151
3.50%, 5/20/2048 135,729 117,219
4.50%, 5/20/2048 132,045 121,236
4.50%, 6/20/2048 82,969 75,931
5.00%, 6/20/2048 70,030 66,224
4.00%, 7/20/2048 11,557 10,296
4.00%, 9/20/2048 12,025 10,712
3.50%, 10/20/2048 56,105 48,440
4.00%, 11/20/2048 35,228 31,383
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Government National Mortgage Association II (continued)
4.50%, 11/20/2048 87,887 80,431
5.00%, 12/20/2048 38,772 36,635
3.50%, 1/20/2049 98,327 84,917
4.50%, 1/20/2049 22,227 20,341
4.00%, 2/20/2049 17,861 15,912
3.50%, 3/20/2049 20,982 18,116
4.00%, 3/20/2049 79,093 70,460
3.50%, 4/20/2049 135,744 117,200
4.00%, 5/20/2049 50,310 44,704
3.00%, 8/20/2049 32,254 26,876
3.50%, 9/20/2049 174,955 150,850
3.00%, 10/20/2049 165,355 137,692
4.50%, 10/20/2049 75,414 69,017
2.50%, 12/20/2049 77,568 62,297
3.50%, 12/20/2049 42,855 36,941
3.00%, 1/20/2050 221,186 183,998
3.00%, 2/20/2050 274,086 227,928
3.50%, 4/20/2050 13,344 11,500
4.00%, 5/20/2050 13,303 11,821
5.00%, 5/20/2050 29,628 28,073
2.50%, 6/20/2050 701,091 560,864
2.50%, 7/20/2050 443,583 354,765
3.00%, 7/20/2050 54,818 45,528
3.50%, 7/20/2050 239,018 205,948
2.00%, 8/20/2050 603,705 468,670
3.00%, 8/20/2050 29,770 24,715
4.00%, 8/20/2050 80,298 71,349
4.50%, 8/20/2050 18,354 16,797
2.50%, 9/20/2050 531,406 424,774
4.50%, 9/20/2050 15,536 14,218
2.00%, 10/20/2050 133,280 103,402
2.50%, 10/20/2050 162,910 130,185
2.00%, 11/20/2050 650,110 503,177
3.00%, 11/20/2050 217,928 180,861
2.00%, 12/20/2050 323,698 250,974
2.50%, 12/20/2050 287,917 229,956
3.50%, 12/20/2050 11,519 9,896
2.00%, 1/20/2051 503,206 389,351
2.50%, 1/20/2051 354,671 283,195
3.00%, 1/20/2051 616,238 511,041
1.50%, 2/20/2051 76,926 57,397
2.50%, 2/20/2051 229,282 182,788
3.00%, 2/20/2051 183,626 152,223
2.00%, 3/20/2051 551,109 426,293
2.50%, 3/20/2051 336,137 267,922
4.00%, 3/20/2051 49,996 44,425
2.00%, 4/20/2051 206,764 159,935
2.50%, 4/20/2051 305,545 243,491
3.50%, 4/20/2051 97,399 83,544
2.00%, 5/20/2051 345,578 267,504
2.50%, 5/20/2051 365,435 291,162
2.50%, 6/20/2051 202,324 161,171
2.00%, 7/20/2051 180,754 139,828
2.50%, 7/20/2051 19,821 15,786
3.50%, 7/20/2051 89,357 76,522
2.50%, 8/20/2051 424,023 337,645
2.00%, 9/20/2051 1,019,339 788,038
2.50%, 9/20/2051 28,833 22,955
2.00%, 10/20/2051 702,555 542,127
2.50%, 10/20/2051 987,296 785,868

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Government National Mortgage Association II (continued)
3.50%, 10/20/2051 82,097 70,023
2.00%, 11/20/2051 973,543 751,079
3.00%, 11/20/2051 174,724 144,160
2.00%, 12/20/2051 436,671 336,845
2.50%, 12/20/2051 305,506 243,129
3.00%, 12/20/2051 182,292 150,348
2.00%, 1/20/2052 796,084 613,952
2.50%, 1/20/2052 573,759 456,523
3.00%, 1/20/2052 623,224 513,819
3.50%, 1/20/2052 131,635 112,276
2.00%, 2/20/2052 111,549 85,997
2.50%, 2/20/2052 743,611 591,554
3.00%, 2/20/2052 223,841 184,676
3.50%, 2/20/2052 75,343 64,322
2.00%, 3/20/2052 293,945 226,612
2.50%, 3/20/2052 733,919 583,972
2.00%, 4/20/2052 31,657 24,406
3.50%, 4/20/2052 571,799 487,261
3.00%, 5/20/2052 68,505 56,423
3.50%, 5/20/2052 160,790 137,018
2.50%, 6/20/2052 31,472 25,038
3.00%, 6/20/2052 114,725 94,492
4.00%, 6/20/2052 69,658 61,195
3.50%, 7/20/2052 139,768 119,104
4.50%, 7/20/2052 420,285 379,847
5.00%, 7/20/2052 126,023 117,368
3.00%, 8/20/2052 159,574 131,431
4.00%, 8/20/2052 330,400 290,258
4.50%, 8/20/2052 423,526 382,776
3.50%, 9/20/2052 94,588 80,604
4.00%, 9/20/2052 190,314 167,192
4.50%, 9/20/2052 47,461 42,895
5.50%, 9/20/2052 136,179 130,241
4.00%, 10/20/2052 23,964 21,052
3.00%, 11/20/2052 281,430 231,939
4.00%, 12/20/2052 101,509 89,176
6.50%, 12/20/2052 89,353 89,219
5.00%, 1/20/2053 121,131 112,813
3.50%, 2/20/2053 47,718 40,886
5.00%, 2/20/2053 510,552 475,491
4.50%, 3/20/2053 210,752 190,475
4.00%, 4/20/2053 97,523 85,675
5.50%, 4/20/2053 34,328 32,826
4.00%, 5/20/2053 34,490 30,299
5.50%, 5/20/2053 49,361 47,201
6.50%, 5/20/2053 172,048 171,781
4.00%, 6/20/2053 49,198 43,221
5.00%, 6/20/2053 24,788 23,057
4.50%, 7/20/2053 124,264 112,180
5.00%, 7/20/2053 297,955 277,147
5.00%, 8/20/2053 49,789 46,312
5.00%, 10/20/2053 300,000 279,049
2.00%, 11/15/2053
(e)
25,000 19,269
3.00%, 11/15/2053
(e)
525,000 432,225
3.50%, 11/15/2053
(e)
125,000 106,494
4.00%, 11/15/2053
(e)
625,000 548,958
4.50%, 11/15/2053
(e)
550,000 496,559
5.00%, 11/15/2053
(e)
575,000 534,816
5.50%, 11/15/2053
(e)
1,375,000 1,314,599
6.00%, 11/15/2053
(e)
925,000 905,973
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 28.4% (continued)
Government National Mortgage Association II (continued)
6.50%, 11/15/2053
(e)
150,000 149,649
7.00%, 11/15/2053
(e)
100,000 101,173
4.50%, 12/15/2053
(e)
50,000 45,156
5.00%, 12/15/2053
(e)
75,000 69,755
5.50%, 12/15/2053
(e)
200,000 191,154
6.00%, 12/15/2053
(e)
200,000 195,743
6.50%, 12/15/2053
(e)
125,000 124,490
Tennessee Valley Authority
Series B, 4.70%, 7/15/2033 157,000 149,237
5.25%, 9/15/2039 170,000 160,065
Total U.S. Government Agencies (cost
$175,104,419) 153,716,161
U.S. Treasury Government Securities – 41.2%
U.S. Treasury Bonds
7.50%, 11/15/2024 440,000 449,470
6.88%, 8/15/2025 520,000 533,528
4.50%, 2/15/2036
(a)
375,000 361,172
4.75%, 2/15/2037 600,000 588,375
5.00%, 5/15/2037
(a)
635,000 635,992
4.38%, 2/15/2038 580,000 540,216
4.50%, 5/15/2038 640,000 601,800
4.38%, 11/15/2039 495,000 451,146
1.13%, 5/15/2040 1,195,000 650,902
1.13%, 8/15/2040 1,400,000 755,781
3.88%, 8/15/2040 1,135,000 964,041
1.38%, 11/15/2040 885,000 498,642
4.25%, 11/15/2040 74,000 65,848
1.88%, 2/15/2041 2,505,000 1,544,098
4.75%, 2/15/2041 490,000 463,586
2.25%, 5/15/2041 755,000 494,879
4.38%, 5/15/2041 170,000 153,345
1.75%, 8/15/2041 1,080,000 641,081
2.00%, 11/15/2041 1,250,000 773,633
3.13%, 11/15/2041 120,000 90,225
2.38%, 2/15/2042 865,000 571,170
3.13%, 2/15/2042 880,000 660,000
3.00%, 5/15/2042 1,410,000 1,032,384
3.25%, 5/15/2042 1,115,000 848,968
2.75%, 8/15/2042 717,000 501,676
3.38%, 8/15/2042 410,000 317,237
2.75%, 11/15/2042 347,000 241,761
4.00%, 11/15/2042 160,000 135,600
3.13%, 2/15/2043 300,000 221,812
3.88%, 2/15/2043 600,000 498,844
2.88%, 5/15/2043 270,000 190,941
3.88%, 5/15/2043 1,840,000 1,527,775
4.38%, 8/15/2043 810,000 722,166
3.75%, 11/15/2043 290,000 235,308
3.63%, 2/15/2044 150,000 119,039
3.38%, 5/15/2044 45,000 34,228
3.13%, 8/15/2044 140,000 101,872
3.00%, 11/15/2044 1,175,000 834,066
2.50%, 2/15/2045 2,410,000 1,554,450
3.00%, 5/15/2045 295,000 208,436
2.88%, 8/15/2045 400,000 275,375
3.00%, 11/15/2045 150,000 105,422
2.50%, 2/15/2046 1,225,000 778,832
2.50%, 5/15/2046 355,000 224,926
2.25%, 8/15/2046 275,000 164,699
2.88%, 11/15/2046 145,000 98,577

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 41.2% (continued)
U.S. Treasury Bonds (continued)
3.00%, 2/15/2047 265,000 184,051
3.00%, 5/15/2047 325,000 225,367
2.75%, 8/15/2047 1,165,000 767,262
2.75%, 11/15/2047 925,000 608,332
3.00%, 2/15/2048 1,391,000 959,573
3.13%, 5/15/2048 1,110,000 783,937
3.00%, 8/15/2048 375,000 258,164
3.38%, 11/15/2048 970,000 717,497
3.00%, 2/15/2049 665,000 457,291
2.88%, 5/15/2049 1,625,000 1,090,020
2.25%, 8/15/2049 615,000 358,910
2.38%, 11/15/2049 1,355,000 813,635
2.00%, 2/15/2050 735,000 402,183
1.25%, 5/15/2050 1,638,000 719,952
1.38%, 8/15/2050 2,195,000 998,382
1.63%, 11/15/2050 1,715,000 839,278
1.88%, 2/15/2051 1,415,000 742,654
2.38%, 5/15/2051 1,785,000 1,063,191
2.00%, 8/15/2051 2,700,000 1,459,266
1.88%, 11/15/2051 1,245,000 649,345
2.25%, 2/15/2052 1,350,000 777,094
2.88%, 5/15/2052 1,420,000 947,406
3.00%, 8/15/2052 970,000 665,359
4.00%, 11/15/2052 650,000 543,258
3.63%, 2/15/2053 1,050,000 818,180
3.63%, 5/15/2053 1,345,000 1,048,259
4.13%, 8/15/2053 790,000 675,820
U.S. Treasury Notes
0.75%, 11/15/2024 1,095,000 1,043,586
2.25%, 11/15/2024 865,000 837,259
1.50%, 11/30/2024 885,000 848,701
2.13%, 11/30/2024 25,000 24,138
4.50%, 11/30/2024 1,000,000 990,039
1.00%, 12/15/2024 1,120,000 1,066,844
1.75%, 12/31/2024 1,020,000 978,483
2.25%, 12/31/2024 210,000 202,617
4.25%, 12/31/2024 1,300,000 1,283,242
1.13%, 1/15/2025 1,855,000 1,764,569
1.38%, 1/31/2025 575,000 547,755
2.50%, 1/31/2025 100,000 96,594
4.13%, 1/31/2025 1,375,000 1,355,127
1.50%, 2/15/2025 760,000 724,019
2.00%, 2/15/2025 850,000 815,004
1.13%, 2/28/2025 1,075,000 1,017,597
4.63%, 2/28/2025 140,000 138,780
1.75%, 3/15/2025 1,085,000 1,034,649
0.50%, 3/31/2025 1,915,000 1,791,497
2.63%, 3/31/2025 500,000 482,012
3.88%, 3/31/2025 1,550,000 1,520,877
2.63%, 4/15/2025 680,000 655,137
0.38%, 4/30/2025 1,300,000 1,209,762
2.88%, 4/30/2025 240,000 231,881
3.88%, 4/30/2025 710,000 696,244
2.13%, 5/15/2025 605,000 577,586
2.75%, 5/15/2025 375,000 361,362
0.25%, 5/31/2025 1,570,000 1,452,802
2.88%, 5/31/2025 755,000 728,693
4.25%, 5/31/2025 1,740,000 1,714,920
2.88%, 6/15/2025 580,000 559,247
0.25%, 6/30/2025 1,825,000 1,683,277
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 41.2% (continued)
U.S. Treasury Notes (continued)
4.63%, 6/30/2025
(a)
230,000 228,041
0.25%, 7/31/2025 1,800,000 1,653,961
2.88%, 7/31/2025 150,000 144,322
4.75%, 7/31/2025 440,000 437,130
2.00%, 8/15/2025 1,180,000 1,117,174
3.13%, 8/15/2025 910,000 878,825
0.25%, 8/31/2025 1,915,000 1,753,422
2.75%, 8/31/2025 1,920,000 1,840,275
5.00%, 8/31/2025 905,000 903,126
3.50%, 9/15/2025 615,000 597,367
0.25%, 9/30/2025 2,535,000 2,314,079
5.00%, 9/30/2025 1,395,000 1,392,439
4.25%, 10/15/2025 1,130,000 1,112,300
0.25%, 10/31/2025 1,665,000 1,513,914
5.00%, 10/31/2025 1,150,000 1,148,607
2.25%, 11/15/2025 990,000 936,555
4.50%, 11/15/2025 645,000 637,945
0.38%, 11/30/2025 1,425,000 1,294,746
2.88%, 11/30/2025 100,000 95,727
4.00%, 12/15/2025 665,000 651,129
0.38%, 12/31/2025 1,435,000 1,300,357
2.63%, 12/31/2025
(a)
450,000 427,957
3.88%, 1/15/2026 690,000 673,612
0.38%, 1/31/2026 1,820,000 1,642,266
2.63%, 1/31/2026
(a)
325,000 308,572
1.63%, 2/15/2026 600,000 556,406
4.00%, 2/15/2026 2,310,000 2,259,830
0.50%, 2/28/2026 1,090,000 983,384
2.50%, 2/28/2026 560,000 529,594
4.63%, 3/15/2026 500,000 495,938
0.75%, 3/31/2026 1,040,000 942,012
2.25%, 3/31/2026 580,000 544,384
3.75%, 4/15/2026 1,625,000 1,579,424
0.75%, 4/30/2026 860,000 776,016
2.38%, 4/30/2026 245,000 230,262
1.63%, 5/15/2026 880,000 810,494
3.63%, 5/15/2026 180,000 174,347
0.75%, 5/31/2026 610,000 548,523
4.13%, 6/15/2026 600,000 588,000
0.88%, 6/30/2026 920,000 828,719
1.88%, 6/30/2026 140,000 129,500
4.50%, 7/15/2026 725,000 717,014
0.63%, 7/31/2026 965,000 859,905
1.88%, 7/31/2026 254,000 234,255
1.50%, 8/15/2026 1,240,000 1,130,434
4.38%, 8/15/2026 405,000 399,178
0.75%, 8/31/2026 2,670,000 2,379,012
1.38%, 8/31/2026 1,195,000 1,084,276
4.63%, 9/15/2026 710,000 704,730
0.88%, 9/30/2026 1,830,000 1,633,847
1.63%, 9/30/2026 310,000 282,851
4.63%, 10/15/2026 1,015,000 1,007,388
1.13%, 10/31/2026 1,120,000 1,003,800
1.63%, 10/31/2026 240,000 218,362
2.00%, 11/15/2026 920,000 845,466
1.25%, 11/30/2026 1,260,000 1,130,259
1.63%, 11/30/2026 375,000 340,459
1.25%, 12/31/2026 2,290,000 2,050,266
1.75%, 12/31/2026 435,000 395,476
1.50%, 1/31/2027 3,225,000 2,900,736

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 41.2% (continued)
U.S. Treasury Notes (continued)
2.25%, 2/15/2027 775,000 713,666
1.13%, 2/28/2027 125,000 110,801
1.88%, 2/28/2027 915,000 831,292
0.63%, 3/31/2027 830,000 720,155
0.50%, 4/30/2027 645,000 555,103
2.75%, 4/30/2027 200,000 186,437
0.50%, 5/31/2027 1,190,000 1,020,518
0.50%, 6/30/2027 1,710,000 1,461,649
0.38%, 7/31/2027 2,380,000 2,016,678
2.75%, 7/31/2027 460,000 426,686
2.25%, 8/15/2027 1,755,000 1,596,502
0.50%, 8/31/2027 1,850,000 1,570,043
3.13%, 8/31/2027 1,095,000 1,028,616
0.38%, 9/30/2027 2,170,000 1,825,852
4.13%, 9/30/2027 1,247,000 1,214,071
0.50%, 10/31/2027 965,000 813,239
4.13%, 10/31/2027 705,000 685,943
2.25%, 11/15/2027 1,125,000 1,017,686
0.63%, 11/30/2027 2,130,000 1,798,685
0.63%, 12/31/2027 1,405,000 1,182,725
3.88%, 12/31/2027 715,000 688,690
3.50%, 1/31/2028 390,000 369,860
2.75%, 2/15/2028 780,000 716,808
1.13%, 2/29/2028 275,000 235,254
4.00%, 2/29/2028 495,000 478,758
1.25%, 3/31/2028 385,000 330,258
1.25%, 4/30/2028 565,000 483,428
3.50%, 4/30/2028 650,000 615,063
2.88%, 5/15/2028 732,000 673,326
1.25%, 5/31/2028 925,000 788,852
3.63%, 5/31/2028 1,495,000 1,421,652
1.25%, 6/30/2028 2,750,000 2,338,574
4.00%, 6/30/2028 745,000 719,158
1.00%, 7/31/2028 2,630,000 2,202,420
4.13%, 7/31/2028 490,000 475,338
2.88%, 8/15/2028 1,479,000 1,353,863
1.13%, 8/31/2028 2,490,000 2,092,378
4.38%, 8/31/2028 350,000 343,301
1.25%, 9/30/2028 2,290,000 1,930,577
4.63%, 9/30/2028 1,100,000 1,089,859
1.38%, 10/31/2028 1,300,000 1,099,820
4.88%, 10/31/2028 1,150,000 1,152,516
3.13%, 11/15/2028 1,025,000 945,162
1.50%, 11/30/2028 1,930,000 1,639,294
1.38%, 12/31/2028 2,135,000 1,796,069
1.75%, 1/31/2029 2,060,000 1,763,392
2.63%, 2/15/2029 997,000 892,704
1.88%, 2/28/2029 2,480,000 2,132,219
2.38%, 3/31/2029 900,000 792,562
2.88%, 4/30/2029 800,000 722,312
2.38%, 5/15/2029 665,000 584,473
2.75%, 5/31/2029 1,115,000 998,448
3.25%, 6/30/2029 2,000,000 1,836,406
2.63%, 7/31/2029 1,350,000 1,196,543
1.63%, 8/15/2029 500,000 419,258
3.13%, 8/31/2029 770,000 700,339
3.88%, 9/30/2029 545,000 515,877
4.00%, 10/31/2029 415,000 395,223
3.88%, 11/30/2029 555,000 524,562
3.88%, 12/31/2029 580,000 547,783
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 41.2% (continued)
U.S. Treasury Notes (continued)
3.50%, 1/31/2030 2,500,000 2,309,570
1.50%, 2/15/2030 2,100,000 1,716,914
4.00%, 2/28/2030 550,000 522,414
3.63%, 3/31/2030 350,000 325,090
3.50%, 4/30/2030 580,000 534,461
0.63%, 5/15/2030 1,560,000 1,189,012
3.75%, 5/31/2030 595,000 555,953
3.75%, 6/30/2030 300,000 280,125
4.00%, 7/31/2030 635,000 601,563
0.63%, 8/15/2030 3,405,000 2,572,371
4.13%, 8/31/2030
(a)
970,000 925,289
4.63%, 9/30/2030 765,000 752,091
4.88%, 10/31/2030 840,000 838,425
0.88%, 11/15/2030 965,000 737,773
1.13%, 2/15/2031
(a)
575,000 445,355
1.63%, 5/15/2031 645,000 513,581
1.25%, 8/15/2031 2,655,000 2,033,564
1.38%, 11/15/2031 3,080,000 2,363,900
1.88%, 2/15/2032 3,765,000 2,991,999
2.88%, 5/15/2032 1,005,000 862,416
2.75%, 8/15/2032 3,420,000 2,893,106
4.13%, 11/15/2032 3,285,000 3,095,086
3.50%, 2/15/2033 3,060,000 2,739,656
3.38%, 5/15/2033
(a)
1,950,000 1,724,531
3.88%, 8/15/2033
(a)
590,000 543,077
Total U.S. Treasury Government Securities
(cost $244,103,119) 222,615,733
Shares
Investment Companies – 2.5%
Registered Investment Companies – 2.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.32%
(f)(g)
(cost $13,640,121) 13,640,121 13,640,121
Investment of Cash Collateral for Securities Loaned – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.32%
(f)(g)
(cost $2,568,411) 2,568,411 2,568,411
Total Investments Before TBA Sale
Commitments  (cost $617,954,245) 102.3% 553,146,318
TBA Sale Commitments – ( 0.0% )
Principal
Amount ($)
Federal National Mortgage Association
(h)
2.50%, 12/15/2038
(d)
50,000 (43,513)
3.50%, 12/15/2038
(d)
25,000 (22,842)
Total TBA Sale Commitments
(proceeds$(66,415)) (66,355)
Total Investments (cost net of proceeds
$617,887,830) 102.3% 553,079,963
Liabilities, Less Cash and Receivables (2.3)% (12,165,154)
Net Assets 100.0% 540,914,809
GO—General Obligation
RB—Revenue Bond
REIT—Real Estate Investment Trust
REMICs—Real Estate Mortgage Investment Conduits

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
(a)
Security, or portion thereof, on loan. At October 31, 2023, the value of the fund’s securities on loan was $8,412,809 and the value of the collateral was $9,385,892, consisting of cash collateral of
$2,568,411 and U.S. Government & Agency securities valued at $6,817,481. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities were valued at $878,399 or 0.16% of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(e)
Purchased on a forward commitment basis.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(g)
The rate shown is the 1-day yield as of October 31, 2023.
(h)
Sales on a forward commitment basis.
Portfolio Summary (Unaudited)
†
Value (%)
Government 43.2
Financial 40.0
Consumer, Non-cyclical 4.2
Registered Investment Companies 3.0
Utilities 2.1
Industrial 2.1
Communications 2.0
Energy 1.7
Technology 1.7
Consumer, Cyclical 1.7
Basic Materials 0.6
102.3
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:
Description
Value ($)
10/31/22 Purchases ($)
1
Sales ($)
Value ($)
10/31/23
Dividends/
Distributions ($)
Investment Companies – 2.5%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 5,347,220 78,799,986 (70,507,085) 13,640,121 469,587
Investment of Cash Collateral for Securities Loaned – 0.5%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 1,851,370 25,027,393 (24,310,352) 2,568,411 31,415
2
Total – 3.0% 7,198,590 103,827,379 (94,817,437) 16,208,532 501,002
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

STATEMENT OF INVESTMENTS
October 31, 2023
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1%
Basic Materials – 4.8%
Ahlstrom Holding 3 Oy, 4.88%, 2/04/2028
(a)
21,000 17,189
Allegheny Ludlum LLC, 6.95%, 12/15/2025 10,000 9,956
AngloGold Ashanti Holdings PLC, 6.50%,
4/15/2040 15,000 13,063
Arsenal AIC Parent LLC, 8.00%, 10/01/2030
(a)
30,000 29,623
Ashland, Inc., 6.88%, 5/15/2043 15,000 14,124
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028
(a)
70,000 47,584
7.50%, 9/30/2029
(a)
12,000 6,484
ATI, Inc.
5.88%, 12/01/2027 33,000 30,659
4.88%, 10/01/2029 12,000 10,249
Avient Corp.
5.75%, 5/15/2025
(a)
24,000 23,498
7.13%, 8/01/2030
(a)
3,000 2,899
Axalta Coating Systems LLC, 3.38%,
2/15/2029
(a)
15,000 12,363
Axalta Coating Systems LLC / Axalta Coating
Systems Dutch Holding B BV, 4.75%,
6/15/2027
(a)
5,000 4,605
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP, 8.75%, 7/15/2026
(a)
41,000 39,456
Big River Steel LLC / BRS Finance Corp.,
6.63%, 1/31/2029
(a)
33,000 32,685
Carpenter Technology Corp., 6.38%,
7/15/2028 5,000 4,750
Century Aluminum Co., 7.50%, 4/01/2028
(a)
24,000 22,817
Cerdia Finanz GMBH, 10.50%, 2/15/2027
(a)
25,000 24,613
Chemours Co. (The)
5.38%, 5/15/2027 5,000 4,530
5.75%, 11/15/2028
(a)
45,000 38,061
4.63%, 11/15/2029
(a)
53,000 40,981
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026
(a)
12,000 11,953
5.88%, 6/01/2027 2,000 1,908
4.63%, 3/01/2029
(a)
21,000 18,114
6.75%, 4/15/2030
(a)
16,000 14,853
4.88%, 3/01/2031
(a)
11,000 9,077
6.25%, 10/01/2040 15,000 12,387
Coeur Mining, Inc., 5.13%, 2/15/2029
(a)(b)
4,000 3,333
Commercial Metals Co.
3.88%, 2/15/2031 9,000 7,294
4.38%, 3/15/2032 20,000 16,110
Compass Minerals International, Inc., 6.75%,
12/01/2027
(a)
38,000 35,804
Consolidated Energy Finance SA, 6.50%,
5/15/2026
(a)
15,000 13,642
Constellium SE
5.88%, 2/15/2026
(a)
16,000 15,438
5.63%, 6/15/2028
(a)
25,000 22,970
3.75%, 4/15/2029
(a)
60,000 49,355
CVR Partners LP / CVR Nitrogen Finance
Corp., 6.13%, 6/15/2028
(a)
30,000 26,541
Domtar Corp., 6.75%, 10/01/2028
(a)
19,000 15,486
Element Solutions, Inc., 3.88%, 9/01/2028
(a)
60,000 51,062
FMG Resources (August 2006) Pty Ltd.
4.50%, 9/15/2027
(a)
15,000 13,495
5.88%, 4/15/2030
(a)
68,000 60,946
4.38%, 4/01/2031
(a)
67,000 54,005
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Basic Materials – 4.8% (continued)
6.13%, 4/15/2032
(a)
35,000 30,917
Glatfelter Corp., 4.75%, 11/15/2029
(a)
18,000 11,812
GPD Cos., Inc., 10.13%, 4/01/2026
(a)
5,000 4,524
HB Fuller Co.
4.00%, 2/15/2027 15,000 13,621
4.25%, 10/15/2028 15,000 12,994
Hecla Mining Co., 7.25%, 2/15/2028 50,000 48,045
Herens Holdco Sarl, 4.75%, 5/15/2028
(a)
25,000 19,377
Hudbay Minerals, Inc.
4.50%, 4/01/2026 10,000 9,292
6.13%, 4/01/2029 50,000 44,921
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc., 9.00%, 7/01/2028
(a)
20,000 18,690
INEOS Finance PLC, 6.75%, 5/15/2028
(a)
40,000 37,338
INEOS Quattro Finance 2 PLC, 3.38%,
1/15/2026
(a)
53,000 50,575
Ingevity Corp., 3.88%, 11/01/2028
(a)
61,000 49,957
Innophos Holdings, Inc., 9.38%, 2/15/2028
(a)
42,000 39,592
Iris Holdings, Inc., 8.75%, 2/15/2026
(a)(c)
15,000 13,362
Kaiser Aluminum Corp.
4.63%, 3/01/2028
(a)
56,000 46,689
4.50%, 6/01/2031
(a)
22,000 16,256
Kobe US Midco 2, Inc., 9.25%, 11/01/2026
(a)(c)
15,000 10,883
LSF11 A5 HoldCo LLC, 6.63%, 10/15/2029
(a)
11,000 9,008
Mativ Holdings, Inc., 6.88%, 10/01/2026
(a)
42,000 37,801
Mercer International, Inc.
5.50%, 1/15/2026 5,000 4,665
5.13%, 2/01/2029
(b)
38,000 29,804
Methanex Corp.
5.13%, 10/15/2027 34,000 31,048
5.25%, 12/15/2029 40,000 35,438
Mineral Resources Ltd.
8.13%, 5/01/2027
(a)
30,000 29,144
8.00%, 11/01/2027
(a)
3,000 2,907
8.50%, 5/01/2030
(a)
44,000 42,334
Minerals Technologies, Inc., 5.00%,
7/01/2028
(a)
35,000 30,776
New Gold, Inc., 7.50%, 7/15/2027
(a)
8,000 7,531
Novelis Corp.
3.25%, 11/15/2026
(a)
2,000 1,783
4.75%, 1/30/2030
(a)
74,000 62,993
3.88%, 8/15/2031
(a)
46,000 35,961
Nufarm Australia Ltd. / Nufarm Americas, Inc.,
5.00%, 1/27/2030
(a)
40,000 34,822
Olin Corp.
5.13%, 9/15/2027 11,000 10,153
5.63%, 8/01/2029
(b)
14,000 12,798
5.00%, 2/01/2030 6,000 5,189
Olympus Water US Holding Corp.
7.13%, 10/01/2027
(a)
20,000 18,551
4.25%, 10/01/2028
(a)
60,000 47,874
9.75%, 11/15/2028
(a)
83,000 81,116
6.25%, 10/01/2029
(a)
11,000 8,326
Perenti Finance Pty, Ltd., 6.50%,
10/07/2025
(a)
35,000 34,190
Polar US Borrower LLC / Schenectady
International Group, Inc., 6.75%,
5/15/2026
(a)
25,000 11,197
Rain Carbon, Inc., 12.25%, 9/01/2029
(a)
9,000 9,158

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Basic Materials – 4.8% (continued)
Rayonier AM Products, Inc., 7.63%,
1/15/2026
(a)
36,000 30,574
SCIH Salt Holdings, Inc.
4.88%, 5/01/2028
(a)
40,000 34,803
6.63%, 5/01/2029
(a)
39,000 32,851
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%,
11/01/2026
(a)
60,000 53,106
SK Invictus Intermediate II Sarl, 5.00%,
10/30/2029
(a)
35,000 26,602
SNF Group SACA
3.13%, 3/15/2027
(a)
6,000 5,300
3.38%, 3/15/2030
(a)
11,000 8,814
Tacora Resources, Inc., 8.25%, 5/15/2026
(a)(d)
64,000 34,951
Taseko Mines Ltd., 7.00%, 2/15/2026
(a)
25,000 22,800
TMS International Corp., 6.25%, 4/15/2029
(a)
11,000 8,709
TPC Group, Inc., 13.00%, 12/16/2027
(a)
30,000 30,057
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc., 5.13%, 4/01/2029
(a)
40,000 16,855
Tronox, Inc., 4.63%, 3/15/2029
(a)
91,000 71,449
United States Steel Corp.
6.88%, 3/01/2029 23,000 22,426
6.65%, 6/01/2037 20,000 19,224
Valvoline, Inc., 3.63%, 6/15/2031
(a)
70,000 53,237
Vibrantz Technologies, Inc., 9.00%,
2/15/2030
(a)
5,000 3,998
WR Grace Holdings LLC
4.88%, 6/15/2027
(a)
53,000 47,676
5.63%, 8/15/2029
(a)
49,000 37,976
2,558,782
Communications – 14.5%
Acuris Finance US, Inc. / Acuris Finance Sarl,
5.00%, 5/01/2028
(a)
20,000 15,748
Altice Financing SA
5.00%, 1/15/2028
(a)
50,000 40,750
5.75%, 8/15/2029
(a)
90,000 69,502
Altice France Holding SA
10.50%, 5/15/2027
(a)
60,000 32,696
6.00%, 2/15/2028
(a)
65,000 28,478
Altice France SA
8.13%, 2/01/2027
(a)
20,000 16,900
5.50%, 1/15/2028
(a)
59,000 43,840
5.13%, 1/15/2029
(a)
59,000 40,756
5.13%, 7/15/2029
(a)
125,000 85,629
5.50%, 10/15/2029
(a)
100,000 69,007
AMC Networks, Inc.
4.75%, 8/01/2025 53,000 48,354
4.25%, 2/15/2029 60,000 37,595
Angi Group LLC, 3.88%, 8/15/2028
(a)(b)
16,000 12,025
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
4,000 3,312
6.13%, 12/01/2028
(a)
21,000 16,966
Beasley Mezzanine Holdings LLC, 8.63%,
2/01/2026
(a)
30,000 19,798
Belo Corp., 7.25%, 9/15/2027 30,000 28,639
British Telecommunications PLC
4.25%, 11/23/2081
(a)
54,000 47,316
4.88%, 11/23/2081
(a)
35,000 28,278
Cable One, Inc., 4.00%, 11/15/2030
(a)
48,000 35,796
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 14.5% (continued)
Cablevision Lightpath LLC
3.88%, 9/15/2027
(a)
25,000 20,394
5.63%, 9/15/2028
(a)
11,000 8,250
Cars.com, Inc., 6.38%, 11/01/2028
(a)
25,000 22,251
CCO Holdings LLC / CCO Holdings Capital
Corp.
5.50%, 5/01/2026
(a)
2,000 1,914
5.13%, 5/01/2027
(a)
205,000 188,590
5.00%, 2/01/2028
(a)
50,000 44,753
5.38%, 6/01/2029
(a)
50,000 43,760
6.38%, 9/01/2029
(a)
59,000 54,115
4.75%, 3/01/2030
(a)
157,000 129,544
4.50%, 8/15/2030
(a)
130,000 104,369
4.25%, 2/01/2031
(a)
149,000 115,935
7.38%, 3/01/2031
(a)
42,000 39,691
4.75%, 2/01/2032
(a)
81,000 63,233
4.50%, 5/01/2032 159,000 121,677
4.50%, 6/01/2033
(a)
95,000 70,870
4.25%, 1/15/2034
(a)
90,000 64,978
Ciena Corp., 4.00%, 1/31/2030
(a)
25,000 20,832
Clear Channel International BV, 6.63%,
8/01/2025
(a)
23,000 22,611
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027
(a)
40,000 35,536
7.75%, 4/15/2028
(a)
55,000 42,143
9.00%, 9/15/2028
(a)(b)
37,000 36,041
7.50%, 6/01/2029
(a)
15,000 10,931
CMG Media Corp., 8.88%, 12/15/2027
(a)
60,000 46,633
Cogent Communications Group, Inc.
3.50%, 5/01/2026
(a)
20,000 18,231
7.00%, 6/15/2027
(a)
30,000 28,683
CommScope Technologies LLC
6.00%, 6/15/2025
(a)
54,000 32,568
5.00%, 3/15/2027
(a)
26,000 9,927
CommScope, Inc.
6.00%, 3/01/2026
(a)
74,000 62,167
8.25%, 3/01/2027
(a)
45,000 18,691
7.13%, 7/01/2028
(a)
29,000 11,087
4.75%, 9/01/2029
(a)
51,000 34,803
Connect Finco Sarl / Connect US Finco LLC,
6.75%, 10/01/2026
(a)
119,000 110,774
Consolidated Communications, Inc.
5.00%, 10/01/2028
(a)
28,000 21,084
6.50%, 10/01/2028
(a)(b)
45,000 35,666
CSC Holdings LLC
5.50%, 4/15/2027
(a)
45,000 37,574
5.38%, 2/01/2028
(a)
2,000 1,593
7.50%, 4/01/2028
(a)
20,000 12,881
11.25%, 5/15/2028
(a)
4,000 3,817
6.50%, 2/01/2029
(a)
67,000 52,908
5.75%, 1/15/2030
(a)
90,000 47,245
4.13%, 12/01/2030
(a)
61,000 40,871
4.63%, 12/01/2030
(a)
92,000 46,515
3.38%, 2/15/2031
(a)
35,000 22,419
4.50%, 11/15/2031
(a)
53,000 35,011
5.00%, 11/15/2031
(a)
35,000 17,960
Cumulus Media New Holdings, Inc., 6.75%,
7/01/2026
(a)
20,000 14,517

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 14.5% (continued)
DIRECTV Financing LLC / DIRECTV Financing
Co.-Obligor, Inc., 5.88%, 8/15/2027
(a)
194,000 169,884
DISH DBS Corp.
7.75%, 7/01/2026 80,000 53,561
5.25%, 12/01/2026
(a)
78,000 63,015
7.38%, 7/01/2028 40,000 22,476
5.75%, 12/01/2028
(a)
116,000 82,932
5.13%, 6/01/2029 50,000 25,706
DISH Network Corp., 11.75%, 11/15/2027
(a)
130,000 128,758
Embarq Corp., 8.00%, 6/01/2036 63,000 34,590
Equipmentshare.com, Inc., 9.00%,
5/15/2028
(a)
45,000 42,578
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(a)
46,000 41,917
5.00%, 5/01/2028
(a)
19,000 16,461
6.75%, 5/01/2029
(a)
45,000 35,629
5.88%, 11/01/2029 34,000 25,608
6.00%, 1/15/2030
(a)
54,000 40,661
8.75%, 5/15/2030
(a)
50,000 47,650
8.63%, 3/15/2031
(a)
30,000 28,220
Frontier North, Inc., Series G, 6.73%,
2/15/2028 11,000 10,172
Gannett Holdings LLC, 6.00%, 11/01/2026
(a)
11,000 9,209
Gen Digital, Inc.
5.00%, 4/15/2025
(a)
50,000 48,632
6.75%, 9/30/2027
(a)
31,000 30,204
7.13%, 9/30/2030
(a)(b)
27,000 26,279
Getty Images, Inc., 9.75%, 3/01/2027
(a)
2,000 1,976
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc.
5.25%, 12/01/2027
(a)
54,000 50,974
3.50%, 3/01/2029
(a)
38,000 31,959
GoTo Group, Inc., 5.50%, 9/01/2027
(a)
50,000 26,265
Gray Escrow II, Inc., 5.38%, 11/15/2031
(a)
50,000 31,355
Gray Television, Inc.
5.88%, 7/15/2026
(a)
22,000 19,599
7.00%, 5/15/2027
(a)(b)
1,000 843
4.75%, 10/15/2030
(a)
20,000 12,832
GrubHub Holdings, Inc., 5.50%, 7/01/2027
(a)
15,000 11,066
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 60,000 53,951
6.63%, 8/01/2026 40,000 33,966
iHeartCommunications, Inc.
6.38%, 5/01/2026 24,500 19,966
8.38%, 5/01/2027 22,000 13,479
5.25%, 8/15/2027
(a)
64,000 46,925
4.75%, 1/15/2028
(a)
19,000 13,446
Iliad Holding SASU
6.50%, 10/15/2026
(a)
47,000 43,869
7.00%, 10/15/2028
(a)
50,000 45,213
Intelsat Jackson Holdings SA, 6.50%,
3/15/2030
(a)
138,000 121,444
ION Trading Technologies Sarl, 5.75%,
5/15/2028
(a)
30,000 24,898
Lamar Media Corp.
3.75%, 2/15/2028 27,000 24,109
4.88%, 1/15/2029 3,000 2,748
4.00%, 2/15/2030 3,000 2,536
3.63%, 1/15/2031
(b)
41,000 33,157
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 14.5% (continued)
LCPR Senior Secured Financing DAC, 5.13%,
7/15/2029
(a)
84,000 65,959
Level 3 Financing, Inc.
3.40%, 3/01/2027
(a)
31,000 28,830
4.63%, 9/15/2027
(a)
55,000 37,042
4.25%, 7/01/2028
(a)
81,000 45,744
3.63%, 1/15/2029
(a)
45,000 23,072
3.75%, 7/15/2029
(a)
15,000 7,619
10.50%, 5/15/2030
(a)
75,000 75,064
Liberty Interactive LLC
8.50%, 7/15/2029 20,000 5,236
8.25%, 2/01/2030 20,000 5,211
Lumen Technologies, Inc.
4.00%, 2/15/2027
(a)
75,000 51,095
4.50%, 1/15/2029
(a)
54,000 14,916
Series P, 7.60%, 9/15/2039 20,000 5,378
Series U, 7.65%, 3/15/2042 30,000 7,921
Match Group Holdings II LLC
5.00%, 12/15/2027
(a)
30,000 27,698
4.63%, 6/01/2028
(a)
15,000 13,465
5.63%, 2/15/2029
(a)(b)
28,000 25,386
4.13%, 8/01/2030
(a)
25,000 20,513
3.63%, 10/01/2031
(a)
14,000 10,815
McGraw-Hill Education, Inc.
5.75%, 8/01/2028
(a)
25,000 21,082
8.00%, 8/01/2029
(a)
44,000 36,518
Midcontinent Communications / Midcontinent
Finance Corp., 5.38%, 8/15/2027
(a)
18,000 16,433
Millennium Escrow Corp., 6.63%,
8/01/2026
(a)
45,000 33,431
News Corp.
3.88%, 5/15/2029
(a)
65,000 55,654
5.13%, 2/15/2032
(a)
35,000 30,226
Nexstar Media, Inc.
5.63%, 7/15/2027
(a)
81,000 72,873
4.75%, 11/01/2028
(a)
45,000 37,868
Northwest Fiber LLC / Northwest Fiber
Finance Sub, Inc.
4.75%, 4/30/2027
(a)
40,000 35,780
6.00%, 2/15/2028
(a)
5,000 4,145
10.75%, 6/01/2028
(a)
20,000 19,082
Outfront Media Capital LLC / Outfront Media
Capital Corp.
5.00%, 8/15/2027
(a)
6,000 5,345
4.25%, 1/15/2029
(a)
40,000 32,597
4.63%, 3/15/2030
(a)
3,000 2,421
Paramount Global
6.25%, 2/28/2057 54,000 38,928
6.38%, 3/30/2062 62,000 45,366
Qwest Corp., 7.25%, 9/15/2025 23,000 22,041
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)
5,000 3,833
6.50%, 9/15/2028
(a)
60,000 29,698
Rakuten Group, Inc.
5.13%
(a)(e)
39,000 28,443
6.25%
(a)(e)
44,000 27,833
10.25%, 11/30/2024
(a)
70,000 70,911
Rogers Communications, Inc., 5.25%,
3/15/2082
(a)(b)
45,000 39,574

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 14.5% (continued)
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
4,000 3,034
5.38%, 1/15/2031
(a)
10,000 6,200
Scripps Escrow, Inc., 5.88%, 7/15/2027
(a)
5,000 3,739
Sinclair Television Group, Inc.
5.13%, 2/15/2027
(a)
5,000 3,957
5.50%, 3/01/2030
(a)
11,000 5,968
4.13%, 12/01/2030
(a)
26,000 16,329
Sirius XM Radio, Inc.
3.13%, 9/01/2026
(a)
43,000 38,591
5.00%, 8/01/2027
(a)
71,000 65,190
4.00%, 7/15/2028
(a)
87,000 73,960
5.50%, 7/01/2029
(a)
53,000 46,977
4.13%, 7/01/2030
(a)
76,000 60,337
3.88%, 9/01/2031
(a)
60,000 45,138
Spanish Broadcasting System, Inc., 9.75%,
3/01/2026
(a)
25,000 15,507
Stagwell Global LLC, 5.63%, 8/15/2029
(a)
40,000 33,054
Summer BC Bidco B LLC, 5.50%,
10/31/2026
(a)
20,000 17,406
TEGNA, Inc.
4.75%, 3/15/2026
(a)
10,000 9,378
4.63%, 3/15/2028 40,000 34,647
5.00%, 9/15/2029 66,000 55,417
Telecom Italia Capital SA
6.38%, 11/15/2033 45,000 38,473
6.00%, 9/30/2034 60,000 49,367
7.20%, 7/18/2036 44,000 38,252
7.72%, 6/04/2038 45,000 39,751
Telesat Canada / Telesat LLC
5.63%, 12/06/2026
(a)
30,000 19,044
4.88%, 6/01/2027
(a)
36,000 21,396
6.50%, 10/15/2027
(a)
12,000 5,795
Townsquare Media, Inc., 6.88%, 2/01/2026
(a)
29,000 26,986
TripAdvisor, Inc., 7.00%, 7/15/2025
(a)
20,000 19,864
U.S. Cellular Corp., 6.70%, 12/15/2033 25,000 23,792
Uber Technologies, Inc.
7.50%, 5/15/2025
(a)
15,000 15,033
8.00%, 11/01/2026
(a)
89,000 89,670
7.50%, 9/15/2027
(a)
59,000 59,165
6.25%, 1/15/2028
(a)
15,000 14,458
4.50%, 8/15/2029
(a)
55,000 48,535
Univision Communications, Inc.
5.13%, 2/15/2025
(a)
42,000 41,034
6.63%, 6/01/2027
(a)
95,000 86,774
8.00%, 8/15/2028
(a)
13,000 12,298
4.50%, 5/01/2029
(a)
64,000 50,888
7.38%, 6/30/2030
(a)
43,000 37,918
UPC Broadband Finco BV, 4.88%, 7/15/2031
(a)
33,000 26,201
UPC Holding BV, 5.50%, 1/15/2028
(a)
20,000 17,478
ViaSat, Inc.
5.63%, 9/15/2025
(a)
20,000 18,567
5.63%, 4/15/2027
(a)
7,000 6,118
6.50%, 7/15/2028
(a)
15,000 10,619
Viavi Solutions, Inc., 3.75%, 10/01/2029
(a)
5,000 3,953
Videotron Ltd., 5.13%, 4/15/2027
(a)
15,000 14,131
Virgin Media Finance PLC, 5.00%,
7/15/2030
(a)
22,000 17,298
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Communications – 14.5% (continued)
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(a)
100,000 88,538
4.50%, 8/15/2030
(a)
47,000 38,738
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/2028
(a)
14,000 11,909
VMED O2 UK Financing I PLC
4.25%, 1/31/2031
(a)
45,000 35,481
4.75%, 7/15/2031
(a)
56,000 45,076
Vodafone Group PLC
7.00%, 4/04/2079 148,000 143,212
4.13%, 6/04/2081 80,000 60,551
5.13%, 6/04/2081 50,000 32,197
VZ Secured Financing BV, 5.00%, 1/15/2032
(a)
94,000 71,429
Warner Media LLC, 7.63%, 4/15/2031 10,000 10,160
Windstream Escrow LLC / Windstream
Escrow Finance Corp., 7.75%, 8/15/2028
(a)
65,000 51,504
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)(b)
50,000 37,638
6.13%, 3/01/2028
(a)
65,000 42,896
Ziff Davis, Inc., 4.63%, 10/15/2030
(a)
57,000 47,715
Ziggo Bond Co. BV, 6.00%, 1/15/2027
(a)(b)
60,000 54,927
Ziggo BV, 4.88%, 1/15/2030
(a)
40,000 31,991
7,770,841
Consumer, Cyclical – 21.9%
1011778 BC ULC / New Red Finance, Inc.
3.88%, 1/15/2028
(a)
67,000 59,868
4.38%, 1/15/2028
(a)
28,000 25,213
3.50%, 2/15/2029
(a)
20,000 17,145
4.00%, 10/15/2030
(a)
114,000 93,440
99 Escrow Issuer, Inc., 7.50%, 1/15/2026
(a)
25,000 8,861
Academy Ltd., 6.00%, 11/15/2027
(a)
34,000 31,999
Acushnet Co., 7.38%, 10/15/2028
(a)
22,000 22,046
Adams Homes, Inc.
7.50%, 2/15/2025
(a)
9,000 8,796
9.25%, 10/15/2028
(a)
15,000 14,651
Adient Global Holdings Ltd., 4.88%,
8/15/2026
(a)
57,000 53,080
Advance Auto Parts, Inc.
5.90%, 3/09/2026 15,000 14,560
1.75%, 10/01/2027 15,000 12,160
5.95%, 3/09/2028 15,000 14,026
3.90%, 4/15/2030
(b)
10,000 8,112
3.50%, 3/15/2032 20,000 14,803
Affinity Interactive, 6.88%, 12/15/2027
(a)
34,000 27,739
Air Canada, 3.88%, 8/15/2026
(a)
53,000 48,248
Air Canada Pass-Through Trust, Series 2020-1,
Class C, 10.50%, 7/15/2026
(a)
20,000 21,502
Allegiant Travel Co., 7.25%, 8/15/2027
(a)
23,000 20,909
Allen Media LLC / Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/2028
(a)
40,000 20,789
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
35,000 31,996
5.88%, 6/01/2029
(a)
30,000 27,823
3.75%, 1/30/2031
(a)
70,000 55,510
AMC Entertainment Holdings, Inc.
10.00%, 6/15/2026
(a)
64,000 48,383
7.50%, 2/15/2029
(a)
40,000 28,075
American Airlines Group, Inc., 3.75%,
3/01/2025
(a)
43,000 40,212

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.9% (continued)
American Airlines, Inc., 11.75%, 7/15/2025
(a)
85,000 90,105
American Airlines, Inc. /Aadvantage Loyalty
IP Ltd.
5.50%, 4/20/2026
(a)
100,454 97,681
5.75%, 4/20/2029
(a)
56,000 50,512
American Axle & Manufacturing, Inc.
6.50%, 4/01/2027
(b)
15,000 14,148
6.88%, 7/01/2028 20,000 17,781
5.00%, 10/01/2029 11,000 8,680
American Builders & Contractors Supply Co.,
Inc.
4.00%, 1/15/2028
(a)
35,000 31,439
3.88%, 11/15/2029
(a)
10,000 8,336
American Greetings Corp., 8.75%,
4/15/2025
(a)
13,000 12,803
Aramark Services, Inc.
5.00%, 4/01/2025
(a)
25,000 24,462
5.00%, 2/01/2028
(a)
51,000 46,779
Arko Corp., 5.13%, 11/15/2029
(a)
50,000 40,523
Asbury Automotive Group, Inc.
4.50%, 3/01/2028 1,000 888
4.63%, 11/15/2029
(a)
46,000 38,883
4.75%, 3/01/2030 59,000 49,938
Ashton Woods USA LLC / Ashton Woods
Finance Co.
6.63%, 1/15/2028
(a)
20,000 18,316
4.63%, 8/01/2029
(a)
26,000 21,076
4.63%, 4/01/2030
(a)
4,000 3,122
Aston Martin Capital Holdings Ltd., 10.50%,
11/30/2025
(a)
69,000 68,569
At Home Group, Inc., 4.88%, 7/15/2028
(a)
12,000 4,104
Bath & Body Works, Inc.
9.38%, 7/01/2025
(a)
34,000 35,031
6.69%, 1/15/2027 43,000 41,608
5.25%, 2/01/2028 3,000 2,763
7.50%, 6/15/2029 7,000 6,844
6.63%, 10/01/2030
(a)
42,000 38,700
6.95%, 3/01/2033 11,000 9,559
6.88%, 11/01/2035 43,000 37,941
6.75%, 7/01/2036 35,000 30,237
BCPE Empire Holdings, Inc., 7.63%,
5/01/2027
(a)
1,000 916
BCPE Ulysses Intermediate, Inc., 7.75%,
4/01/2027
(a)(c)
10,000 8,475
Beacon Roofing Supply, Inc.
4.50%, 11/15/2026
(a)(b)
13,000 12,129
4.13%, 5/15/2029
(a)
20,000 16,792
Beazer Homes USA, Inc.
6.75%, 3/15/2025 20,000 19,822
5.88%, 10/15/2027 5,000 4,465
7.25%, 10/15/2029 10,000 9,126
Bloomin' Brands, Inc. / OSI Restaurant
Partners LLC, 5.13%, 4/15/2029
(a)
10,000 8,693
BlueLinx Holdings, Inc., 6.00%, 11/15/2029
(a)
25,000 21,092
Boyd Gaming Corp.
4.75%, 12/01/2027 52,000 47,431
4.75%, 6/15/2031
(a)
56,000 46,514
Boyne USA, Inc., 4.75%, 5/15/2029
(a)
45,000 39,233
Brinker International, Inc., 8.25%,
7/15/2030
(a)
45,000 43,451
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.9% (continued)
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC, 6.25%,
9/15/2027
(a)
55,000 48,113
Caesars Entertainment, Inc.
6.25%, 7/01/2025
(a)
115,000 113,177
8.13%, 7/01/2027
(a)(b)
50,000 49,516
4.63%, 10/15/2029
(a)
35,000 28,784
7.00%, 2/15/2030
(a)
63,000 60,639
Carnival Corp.
7.63%, 3/01/2026
(a)(b)
70,000 68,005
5.75%, 3/01/2027
(a)
98,000 87,469
9.88%, 8/01/2027
(a)(b)
36,000 37,514
6.65%, 1/15/2028 10,000 8,464
4.00%, 8/01/2028
(a)
75,000 65,281
6.00%, 5/01/2029
(a)
95,000 80,223
7.00%, 8/15/2029
(a)
12,000 11,760
10.50%, 6/01/2030
(a)
34,000 34,454
Carnival Holdings Bermuda Ltd., 10.38%,
5/01/2028
(a)
52,000 55,447
Carnival PLC, 7.88%, 6/01/2027 31,000 31,569
Carrols Restaurant Group, Inc., 5.88%,
7/01/2029
(a)
15,000 12,157
Carvana Co.
12.00%, 12/01/2028
(a)(c)
60,000 44,842
13.00%, 6/01/2030
(a)(c)
65,000 48,339
14.00%, 6/01/2031
(a)(c)
80,000 59,856
CCM Merger, Inc., 6.38%, 5/01/2026
(a)
20,000 18,970
CD&R Smokey Buyer, Inc., 6.75%,
7/15/2025
(a)
36,000 34,323
CDI Escrow Issuer, Inc., 5.75%, 4/01/2030
(a)
74,000 66,232
CEC Entertainment LLC, 6.75%, 5/01/2026
(a)
5,000 4,677
Cedar Fair LP, 5.25%, 7/15/2029 50,000 43,104
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium
Operations LLC
5.50%, 5/01/2025
(a)
25,000 24,518
5.38%, 4/15/2027 15,000 13,891
6.50%, 10/01/2028 1,000 930
Century Communities, Inc.
6.75%, 6/01/2027 54,000 52,107
3.88%, 8/15/2029
(a)
32,000 25,835
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
73,000 68,636
4.75%, 1/15/2028
(a)
65,000 58,365
6.75%, 5/01/2031
(a)
62,000 57,898
Cinemark USA, Inc.
8.75%, 5/01/2025
(a)
7,000 7,073
5.88%, 3/15/2026
(a)(b)
25,000 23,831
5.25%, 7/15/2028
(a)
4,000 3,482
Clarios Global LP, 6.75%, 5/15/2025
(a)
23,000 22,848
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
38,000 37,161
8.50%, 5/15/2027
(a)
86,000 84,734
Clubcorp Holdings, Inc., 8.50%, 9/15/2025
(a)
20,000 16,952
Cooper-Standard Automotive, Inc., 5.63%,
5/15/2027
(a)(c)
31,221 20,886
Crocs, Inc.
4.25%, 3/15/2029
(a)
5,000 4,145
4.13%, 8/15/2031
(a)
11,000 8,408

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.9% (continued)
Dana Financing Luxembourg Sarl, 5.75%,
4/15/2025
(a)
13,000 12,656
Dana, Inc.
5.38%, 11/15/2027 35,000 32,186
5.63%, 6/15/2028 50,000 45,304
4.25%, 9/01/2030 11,000 8,723
4.50%, 2/15/2032 11,000 8,610
Dave & Buster's, Inc., 7.63%, 11/01/2025
(a)
11,000 10,920
Dealer Tire LLC / DT Issuer LLC, 8.00%,
2/01/2028
(a)
42,000 39,367
Delta Air Lines, Inc.
2.90%, 10/28/2024 40,000 38,371
7.38%, 1/15/2026 37,000 37,374
3.75%, 10/28/2029 22,000 18,704
Dornoch Debt Merger Sub, Inc., 6.63%,
10/15/2029
(a)
34,000 26,765
eG Global Finance PLC, 6.75%, 2/07/2025
(a)
55,000 54,390
Empire Communities Corp., 7.00%,
12/15/2025
(a)
35,000 32,548
Empire Resorts, Inc., 7.75%, 11/01/2026
(a)
24,000 19,572
Evergreen Acqco 1 LP / TVI, Inc., 9.75%,
4/26/2028
(a)
23,000 23,207
Everi Holdings, Inc., 5.00%, 7/15/2029
(a)
32,000 26,880
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 4/01/2026
(a)
28,000 26,227
5.88%, 4/01/2029
(a)
25,000 22,079
Fertitta Entertainment LLC / Fertitta
Entertainment Finance Co., Inc.
4.63%, 1/15/2029
(a)
35,000 29,491
6.75%, 1/15/2030
(a)
58,000 46,091
FirstCash, Inc., 5.63%, 1/01/2030
(a)
37,000 32,967
Foot Locker, Inc., 4.00%, 10/01/2029
(a)(b)
15,000 11,030
Ford Motor Credit Co. LLC, 4.95%, 5/28/2027 120,000 111,719
Forestar Group, Inc.
3.85%, 5/15/2026
(a)
15,000 13,410
5.00%, 3/01/2028
(a)
12,000 10,566
Foundation Building Materials, Inc., 6.00%,
3/01/2029
(a)
35,000 28,870
Full House Resorts, Inc., 8.25%, 2/15/2028
(a)
(b)
35,000 29,486
Gap, Inc. (The)
3.63%, 10/01/2029
(a)
11,000 8,415
3.88%, 10/01/2031
(a)
72,000 51,876
Genting New York LLC / Genny Capital, Inc.,
3.30%, 2/15/2026
(a)
24,000 21,472
G-III Apparel Group Ltd., 7.88%, 8/15/2025
(a)
35,000 34,799
Golden Entertainment, Inc., 7.63%,
4/15/2026
(a)
5,000 5,015
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026 20,000 18,917
4.88%, 3/15/2027 18,000 16,562
5.00%, 7/15/2029 35,000 30,137
5.25%, 4/30/2031
(b)
14,000 11,536
5.25%, 7/15/2031
(b)
25,000 20,360
5.63%, 4/30/2033 32,000 25,687
GPS Hospitality Holding Co. LLC / GPS Finco,
Inc., 7.00%, 8/15/2028
(a)
29,000 19,712
Group 1 Automotive, Inc., 4.00%, 8/15/2028
(a)
76,000 65,546
Guitar Center, Inc., 8.50%, 1/15/2026
(a)(b)
17,000 14,330
GYP Holdings III Corp., 4.63%, 5/01/2029
(a)
20,000 16,438
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.9% (continued)
H&E Equipment Services, Inc., 3.88%,
12/15/2028
(a)
52,000 44,058
Hanesbrands, Inc.
4.88%, 5/15/2026
(a)(b)
35,000 32,174
9.00%, 2/15/2031
(a)(b)
24,000 22,315
Hawaiian Airlines Pass-Through Certificates,
Series 2013-1, Class A, 3.90%, 1/15/2026 2,482 2,209
Hawaiian Brand Intellectual Property Ltd.
/ HawaiianMiles Loyalty Ltd., 5.75%,
1/20/2026
(a)
53,200 39,298
Hilton Domestic Operating Co., Inc.
5.38%, 5/01/2025
(a)
15,000 14,761
5.75%, 5/01/2028
(a)
19,000 18,224
3.75%, 5/01/2029
(a)
70,000 60,332
4.88%, 1/15/2030 59,000 52,976
4.00%, 5/01/2031
(a)
65,000 53,706
3.63%, 2/15/2032
(a)
69,000 54,540
Hilton Grand Vacations Borrower Escrow LLC
/ Hilton Grand Vacations Borrower Escrow,
Inc.
5.00%, 6/01/2029
(a)
36,000 30,293
4.88%, 7/01/2031
(a)
25,000 19,845
Hilton Worldwide Finance LLC / Hilton
Worldwide Finance Corp., 4.88%,
4/01/2027 20,000 18,887
IHO Verwaltungs GmbH
4.75%, 9/15/2026
(a)(c)
55,000 50,877
6.00%, 5/15/2027
(a)(c)
20,000 18,638
6.38%, 5/15/2029
(a)(c)
30,000 26,367
Installed Building Products, Inc., 5.75%,
2/01/2028
(a)
15,000 13,605
International Game Technology PLC
4.13%, 4/15/2026
(a)
35,000 32,978
6.25%, 1/15/2027
(a)
34,000 33,131
5.25%, 1/15/2029
(a)
25,000 22,755
IRB Holding Corp., 7.00%, 6/15/2025
(a)
34,000 33,959
Jacobs Entertainment, Inc., 6.75%,
2/15/2029
(a)
68,000 57,891
Jaguar Land Rover Automotive PLC
7.75%, 10/15/2025
(a)
10,000 10,020
4.50%, 10/01/2027
(a)
30,000 25,890
5.88%, 1/15/2028
(a)
32,740 29,389
5.50%, 7/15/2029
(a)
31,000 26,746
JB Poindexter & Co., Inc., 7.13%, 4/15/2026
(a)
50,000 47,653
KB Home
6.88%, 6/15/2027 15,000 14,889
4.80%, 11/15/2029 7,000 6,065
7.25%, 7/15/2030 55,000 52,790
4.00%, 6/15/2031 36,000 28,236
Ken Garff Automotive LLC, 4.88%,
9/15/2028
(a)
25,000 21,247
KFC Holding Co. / Pizza Hut Holdings
LLC / Taco Bell of America LLC, 4.75%,
6/01/2027
(a)
37,000 35,063
Kohl's Corp.
4.25%, 7/17/2025
(b)
30,000 28,102
4.63%, 5/01/2031 42,000 28,722
5.55%, 7/17/2045 26,000 14,892
Kontoor Brands, Inc., 4.13%, 11/15/2029
(a)
14,000 11,590

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.9% (continued)
Las Vegas Sands Corp.
2.90%, 6/25/2025 28,000 26,432
3.50%, 8/18/2026 9,000 8,279
3.90%, 8/08/2029 16,000 13,829
LBM Acquisition LLC, 6.25%, 1/15/2029
(a)
38,000 30,023
LCM Investments Holdings II LLC
4.88%, 5/01/2029
(a)
25,000 20,996
8.25%, 8/01/2031
(a)
42,000 40,145
Levi Strauss & Co., 3.50%, 3/01/2031
(a)
50,000 39,163
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
14,000 10,776
Life Time, Inc.
5.75%, 1/15/2026
(a)
46,000 44,575
8.00%, 4/15/2026
(a)
10,000 9,761
Light & Wonder International, Inc.
7.00%, 5/15/2028
(a)
27,000 26,355
7.25%, 11/15/2029
(a)
50,000 48,496
Lindblad Expeditions Holdings, Inc., 9.00%,
5/15/2028
(a)
10,000 9,776
Lindblad Expeditions LLC, 6.75%,
2/15/2027
(a)(b)
25,000 22,706
Lions Gate Capital Holdings LLC, 5.50%,
4/15/2029
(a)
55,000 36,126
Lithia Motors, Inc.
4.63%, 12/15/2027
(a)
17,000 15,350
3.88%, 6/01/2029
(a)(b)
38,000 31,443
4.38%, 1/15/2031
(a)
72,000 58,303
Live Nation Entertainment, Inc.
4.88%, 11/01/2024
(a)
5,000 4,903
5.63%, 3/15/2026
(a)
15,000 14,408
6.50%, 5/15/2027
(a)
37,000 36,112
4.75%, 10/15/2027
(a)
42,000 38,399
3.75%, 1/15/2028
(a)
17,000 14,931
LSF9 Atlantis Holdings LLC / Victra Finance
Corp., 7.75%, 2/15/2026
(a)
26,000 23,531
M/I Homes, Inc.
4.95%, 2/01/2028 11,000 9,867
3.95%, 2/15/2030 32,000 25,503
Macy's Retail Holdings LLC
5.88%, 3/15/2030
(a)
5,000 4,251
6.13%, 3/15/2032
(a)
6,000 4,962
4.50%, 12/15/2034 14,000 9,477
6.38%, 3/15/2037 30,000 22,319
5.13%, 1/15/2042 5,000 3,078
4.30%, 2/15/2043 26,000 14,241
MajorDrive Holdings IV LLC, 6.38%,
6/01/2029
(a)
4,000 3,099
Marks & Spencer PLC, 7.13%, 12/01/2037
(a)
5,000 4,546
Marriott Ownership Resorts, Inc.
4.75%, 1/15/2028 5,000 4,336
4.50%, 6/15/2029
(a)(b)
20,000 16,394
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
21,000 18,914
4.63%, 3/01/2030
(a)
53,000 43,337
Melco Resorts Finance Ltd.
4.88%, 6/06/2025 50,000 47,001
5.25%, 4/26/2026 4,000 3,663
5.63%, 7/17/2027 9,000 7,843
5.75%, 7/21/2028
(a)
64,000 54,114
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.9% (continued)
5.38%, 12/04/2029
(a)
53,000 42,124
Merlin Entertainments Ltd., 5.75%,
6/15/2026
(a)
9,000 8,503
MGM China Holdings Ltd.
5.25%, 6/18/2025
(a)
54,000 51,346
5.88%, 5/15/2026
(a)
65,000 62,625
4.75%, 2/01/2027
(a)
4,000 3,506
MGM Resorts International
6.75%, 5/01/2025 25,000 24,859
5.75%, 6/15/2025 24,000 23,481
4.63%, 9/01/2026 18,000 16,716
5.50%, 4/15/2027 30,000 28,013
4.75%, 10/15/2028 40,000 34,918
Michaels Cos., Inc. (The)
5.25%, 5/01/2028
(a)
60,000 43,211
7.88%, 5/01/2029
(a)
65,000 36,247
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp., 4.88%, 5/01/2029
(a)
15,000 12,496
Mohegan Tribal Gaming Authority
8.00%, 2/01/2026
(a)
105,000 96,467
13.25%, 12/15/2027
(a)
30,000 31,659
Murphy Oil USA, Inc.
5.63%, 5/01/2027 12,000 11,601
4.75%, 9/15/2029 39,000 34,633
3.75%, 2/15/2031
(a)
58,000 46,723
NCL Corp. Ltd.
3.63%, 12/15/2024
(a)
40,000 37,837
5.88%, 3/15/2026
(a)
105,000 94,408
5.88%, 2/15/2027
(a)
43,000 39,582
7.75%, 2/15/2029
(a)(b)
6,000 5,236
NCL Finance Ltd., 6.13%, 3/15/2028
(a)
20,000 16,710
New Home Co., Inc. (The), 8.25%,
10/15/2027
(a)
55,000 51,021
Newell Brands, Inc.
4.88%, 6/01/2025 34,000 32,652
5.20%, 4/01/2026 80,000 75,484
6.38%, 9/15/2027
(b)
9,000 8,429
6.63%, 9/15/2029 69,000 63,531
6.38%, 4/01/2036 25,000 19,626
NMG Holding Co., Inc. / Neiman Marcus Group
LLC, 7.13%, 4/01/2026
(a)
66,000 61,723
Nordstrom, Inc.
4.00%, 3/15/2027 25,000 22,104
4.38%, 4/01/2030 65,000 50,465
4.25%, 8/01/2031 7,000 5,126
5.00%, 1/15/2044 35,000 21,045
Odeon Finco PLC, 12.75%, 11/01/2027
(a)
20,000 20,045
Ontario Gaming GTA LP, 8.00%, 8/01/2030
(a)
13,000 12,758
OPENLANE, Inc., 5.13%, 6/01/2025
(a)
21,000 20,288
Papa John's International, Inc., 3.88%,
9/15/2029
(a)
47,000 38,883
Park River Holdings, Inc.
5.63%, 2/01/2029
(a)
15,000 11,046
6.75%, 8/01/2029
(a)
15,000 11,414
Patrick Industries, Inc.
7.50%, 10/15/2027
(a)
15,000 14,291
4.75%, 5/01/2029
(a)
51,000 41,700
Penn Entertainment, Inc., 4.13%, 7/01/2029
(a)
19,000 14,764

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.9% (continued)
Penske Automotive Group, Inc.
3.50%, 9/01/2025 25,000 23,822
3.75%, 6/15/2029 5,000 4,121
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 2/15/2028
(a)
41,000 36,276
7.75%, 2/15/2029
(a)
46,000 42,375
PM General Purchaser LLC, 9.50%,
10/01/2028
(a)
55,000 51,704
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp.
5.63%, 9/01/2029
(a)
36,000 25,294
5.88%, 9/01/2031
(a)
3,000 2,037
QVC, Inc.
4.45%, 2/15/2025 25,000 21,538
4.75%, 2/15/2027 24,000 13,665
4.38%, 9/01/2028 70,000 35,317
5.45%, 8/15/2034 25,000 10,549
5.95%, 3/15/2043 11,000 4,499
Raptor Acquisition Corp. / Raptor Co.-Issuer
LLC, 4.88%, 11/01/2026
(a)
10,000 9,308
Real Hero Merger Sub 2, Inc., 6.25%,
2/01/2029
(a)
11,000 8,747
Resorts World Las Vegas LLC/RWLV Capital
Inc., 4.63%, 4/16/2029 100,000 76,622
Ritchie Bros Holdings, Inc.
6.75%, 3/15/2028
(a)
25,000 24,637
7.75%, 3/15/2031
(a)
45,000 45,172
Rite Aid Corp., 7.70%, 2/15/2027
(d)
17,000 1,656
Royal Caribbean Cruises Ltd.
4.25%, 7/01/2026
(a)
5,000 4,601
5.50%, 8/31/2026
(a)
45,000 42,535
5.38%, 7/15/2027
(a)
43,000 39,632
11.63%, 8/15/2027
(a)
70,000 75,929
7.50%, 10/15/2027 5,000 4,924
3.70%, 3/15/2028 18,000 15,344
5.50%, 4/01/2028
(a)
59,000 53,801
8.25%, 1/15/2029
(a)
44,000 45,132
9.25%, 1/15/2029
(a)
43,000 44,948
7.25%, 1/15/2030
(a)
35,000 34,592
Sally Holdings LLC / Sally Capital, Inc., 5.63%,
12/01/2025 20,000 19,330
Scientific Games Holdings LP/Scientific Games
US FinCo, Inc., 6.63%, 3/01/2030
(a)
15,000 12,902
Scotts Miracle-GRO Co. (The)
5.25%, 12/15/2026 13,000 12,073
4.50%, 10/15/2029 10,000 7,906
4.00%, 4/01/2031 5,000 3,722
4.38%, 2/01/2032 9,000 6,601
SeaWorld Parks & Entertainment, Inc., 5.25%,
8/15/2029
(a)
26,000 22,645
Shea Homes LP / Shea Homes Funding Corp.
4.75%, 2/15/2028 36,000 31,816
4.75%, 4/01/2029 13,000 11,013
Six Flags Entertainment Corp., 5.50%,
4/15/2027
(a)
35,000 31,857
Six Flags Theme Parks, Inc., 7.00%,
7/01/2025
(a)
2,000 1,988
Sonic Automotive, Inc.
4.63%, 11/15/2029
(a)(b)
31,000 25,832
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.9% (continued)
4.88%, 11/15/2031
(a)(b)
21,000 16,731
Specialty Building Products Holdings LLC /
SBP Finance Corp., 6.38%, 9/30/2026
(a)
43,000 40,149
Speedway Motorsports LLC / Speedway
Funding II, Inc., 4.88%, 11/01/2027
(a)
11,000 9,835
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman
Ltd.
8.00%, 9/20/2025
(a)
20,000 14,758
8.00%, 9/20/2025
(a)
30,000 22,211
SRS Distribution, Inc.
4.63%, 7/01/2028
(a)
36,000 31,410
6.00%, 12/01/2029
(a)
39,000 32,471
Staples, Inc.
7.50%, 4/15/2026
(a)
51,000 41,559
10.75%, 4/15/2027
(a)
47,000 25,896
Station Casinos LLC
4.50%, 2/15/2028
(a)
50,000 43,202
4.63%, 12/01/2031
(a)
40,000 31,630
Steelcase, Inc., 5.13%, 1/18/2029 30,000 26,429
Studio City Co. Ltd., 7.00%, 2/15/2027
(a)
15,000 13,980
Studio City Finance Ltd.
6.00%, 7/15/2025
(a)
84,000 79,034
6.50%, 1/15/2028
(a)
76,000 62,223
5.00%, 1/15/2029
(a)
62,000 44,339
Suburban Propane Partners LP/Suburban
Energy Finance Corp.
5.88%, 3/01/2027 25,000 23,806
5.00%, 6/01/2031
(a)
35,000 29,295
Superior Plus LP / Superior General Partner,
Inc., 4.50%, 3/15/2029
(a)
15,000 12,810
SWF Escrow Issuer Corp., 6.50%,
10/01/2029
(a)
29,000 16,391
Taylor Morrison Communities, Inc.
5.88%, 6/15/2027
(a)
45,000 42,187
5.75%, 1/15/2028
(a)
40,000 36,396
5.13%, 8/01/2030
(a)
45,000 37,919
Tempur Sealy International, Inc.
4.00%, 4/15/2029
(a)
91,000 74,636
3.88%, 10/15/2031
(a)
48,000 35,970
Tenneco, Inc., 8.00%, 11/17/2028
(a)
135,000 108,338
Thor Industries, Inc., 4.00%, 10/15/2029
(a)
35,000 28,543
Titan International, Inc., 7.00%, 4/30/2028 25,000 22,837
TKC Holdings, Inc.
6.88%, 5/15/2028
(a)
55,000 47,462
10.50%, 5/15/2029
(a)
22,000 17,599
Travel + Leisure Co.
6.60%, 10/01/2025 4,000 3,929
6.63%, 7/31/2026
(a)
2,000 1,947
6.00%, 4/01/2027 41,000 38,275
4.50%, 12/01/2029
(a)(b)
60,000 49,462
4.63%, 3/01/2030
(a)
3,000 2,442
TRI Pointe Group, Inc.
5.25%, 6/01/2027 11,000 10,051
5.70%, 6/15/2028 11,000 9,834
Under Armour, Inc., 3.25%, 6/15/2026
(b)
27,000 24,579
United Airlines Holdings, Inc., 4.88%,
1/15/2025 15,000 14,568
United Airlines Pass-Through Trust, Series
2019-2, Class B, 3.50%, 5/01/2028 17,685 15,651

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.9% (continued)
United Airlines, Inc.
4.38%, 4/15/2026
(a)
96,000 89,289
4.63%, 4/15/2029
(a)
146,000 123,435
Universal Entertainment Corp., 8.75%,
12/11/2024
(a)(f)
32,000 33,141
Vail Resorts, Inc., 6.25%, 5/15/2025
(a)
28,000 27,839
Victoria's Secret & Co., 4.63%, 7/15/2029
(a)
14,000 10,293
Viking Cruises Ltd.
6.25%, 5/15/2025
(a)
2,000 1,954
5.88%, 9/15/2027
(a)
28,000 25,217
7.00%, 2/15/2029
(a)
52,000 47,019
9.13%, 7/15/2031
(a)
52,000 51,083
Viking Ocean Cruises Ship VII Ltd., 5.63%,
2/15/2029
(a)
5,000 4,424
Vista Outdoor, Inc., 4.50%, 3/15/2029
(a)
20,000 18,617
VistaJet Malta Finance PLC / XO Management
Holding, Inc.
7.88%, 5/01/2027
(a)
26,000 20,016
6.38%, 2/01/2030
(a)
58,000 38,824
VOC Escrow Ltd., 5.00%, 2/15/2028
(a)
64,000 57,588
Wabash National Corp., 4.50%, 10/15/2028
(a)
20,000 16,564
White Capital Buyer LLC, 6.88%,
10/15/2028
(a)
32,000 28,018
White Capital Parent LLC, 8.25%,
3/15/2026
(a)(c)
30,000 28,518
William Carter Co. (The), 5.63%, 3/15/2027
(a)
6,000 5,730
Windsor Holdings III LLC, 8.50%,
6/15/2030
(a)
6,000 5,880
Winnebago Industries, Inc., 6.25%,
7/15/2028
(a)
15,000 14,116
WMG Acquisition Corp.
3.75%, 12/01/2029
(a)
20,000 16,787
3.88%, 7/15/2030
(a)
20,000 16,679
3.00%, 2/15/2031
(a)(b)
35,000 27,193
Wolverine World Wide, Inc., 4.00%,
8/15/2029
(a)
36,000 26,807
Wyndham Hotels & Resorts, Inc., 4.38%,
8/15/2028
(a)
45,000 39,727
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
5.50%, 3/01/2025
(a)
60,000 58,881
5.25%, 5/15/2027
(a)
20,000 18,505
Wynn Macau Ltd.
5.50%, 1/15/2026
(a)
1,000 926
5.50%, 10/01/2027
(a)
55,000 47,871
5.63%, 8/26/2028
(a)
59,000 49,349
5.13%, 12/15/2029
(a)
55,000 43,100
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.
5.13%, 10/01/2029
(a)
5,000 4,269
7.13%, 2/15/2031
(a)
51,000 47,495
Yum! Brands, Inc.
4.75%, 1/15/2030
(a)
73,000 65,286
3.63%, 3/15/2031 61,000 49,551
4.63%, 1/31/2032 64,000 54,372
5.38%, 4/01/2032 40,000 35,945
6.88%, 11/15/2037 11,000 10,887
ZF North America Capital, Inc.
4.75%, 4/29/2025
(a)
61,000 58,936
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Cyclical – 21.9% (continued)
7.13%, 4/14/2030
(a)
40,000 38,852
11,744,244
Consumer, Non-cyclical – 14.2%
180 Medical, Inc., 3.88%, 10/15/2029
(a)
30,000 25,086
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
45,000 41,590
5.00%, 4/15/2029
(a)
11,000 9,855
ACCO Brands Corp., 4.25%, 3/15/2029
(a)
15,000 12,440
AdaptHealth LLC
6.13%, 8/01/2028
(a)
6,000 4,959
4.63%, 8/01/2029
(a)
9,000 6,729
5.13%, 3/01/2030
(a)
6,000 4,564
ADT Security Corp. (The)
4.13%, 8/01/2029
(a)
25,000 21,452
4.88%, 7/15/2032
(a)
28,000 23,415
Adtalem Global Education, Inc., 5.50%,
3/01/2028
(a)
1,000 916
AHP Health Partners, Inc., 5.75%,
7/15/2029
(a)
15,000 12,362
Akumin, Inc., 7.00%, 11/01/2025
(a)(d)
65,000 55,291
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
3.25%, 3/15/2026
(a)
45,000 41,608
4.63%, 1/15/2027
(a)
61,000 57,263
5.88%, 2/15/2028
(a)
10,000 9,584
6.50%, 2/15/2028
(a)
10,000 9,817
3.50%, 3/15/2029
(a)
62,000 52,855
4.88%, 2/15/2030
(a)
94,000 83,940
Albion Financing 1 Sarl / Aggreko Holdings,
Inc., 6.13%, 10/15/2026
(a)
10,000 9,251
Albion Financing 2 Sarl, 8.75%, 4/15/2027
(a)
25,000 22,879
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
(a)
52,000 48,681
9.75%, 7/15/2027
(a)
54,000 47,029
6.00%, 6/01/2029
(a)
45,000 32,531
Allied Universal Holdco LLC / Allied Universal
Finance Corp. / Atlas Luxco 4 Sarl
4.63%, 6/01/2028
(a)
46,000 38,124
4.63%, 6/01/2028
(a)
14,000 11,426
Alta Equipment Group, Inc., 5.63%,
4/15/2026
(a)
39,000 34,968
AMN Healthcare, Inc.
4.63%, 10/01/2027
(a)
5,000 4,484
4.00%, 4/15/2029
(a)
25,000 20,824
APi Group DE, Inc.
4.13%, 7/15/2029
(a)
11,000 9,087
4.75%, 10/15/2029
(a)
40,000 34,410
Aptim Corp., 7.75%, 6/15/2025
(a)
37,000 34,037
APX Group, Inc.
6.75%, 2/15/2027
(a)
4,000 3,864
5.75%, 7/15/2029
(a)
60,000 50,112
Avantor Funding, Inc.
4.63%, 7/15/2028
(a)
53,000 47,269
3.88%, 11/01/2029
(a)
60,000 50,195
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc.
5.75%, 7/15/2027
(a)
1,000 918
5.75%, 7/15/2027
(a)
5,000 4,569

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.2% (continued)
B&G Foods, Inc.
5.25%, 4/01/2025 30,000 28,799
5.25%, 9/15/2027 25,000 20,576
8.00%, 9/15/2028
(a)
26,000 25,353
Bausch & Lomb Escrow Corp., 8.38%,
10/01/2028
(a)
75,000 74,539
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
11,000 9,676
8.50%, 1/31/2027
(a)
37,000 16,624
Bausch Health Cos., Inc.
5.50%, 11/01/2025
(a)
131,000 113,368
9.00%, 12/15/2025
(a)
11,000 9,608
6.13%, 2/01/2027
(a)
15,000 8,358
5.75%, 8/15/2027
(a)
12,000 6,366
7.00%, 1/15/2028
(a)
18,000 7,493
5.00%, 1/30/2028
(a)
30,000 11,043
4.88%, 6/01/2028
(a)
90,000 44,706
11.00%, 9/30/2028
(a)
98,000 59,771
5.00%, 2/15/2029
(a)
42,000 14,709
6.25%, 2/15/2029
(a)
51,000 18,558
5.25%, 1/30/2030
(a)
60,000 20,790
14.00%, 10/15/2030
(a)
1,000 545
5.25%, 2/15/2031
(a)
10,000 3,500
BellRing Brands, Inc., 7.00%, 3/15/2030
(a)
44,000 42,738
Block, Inc.
2.75%, 6/01/2026 42,000 37,819
3.50%, 6/01/2031
(b)
32,000 24,759
Brink's Co. (The)
5.50%, 7/15/2025
(a)
27,000 26,324
4.63%, 10/15/2027
(a)
35,000 31,713
C&S Group Enterprises LLC, 5.00%,
12/15/2028
(a)
15,000 11,613
Cano Health LLC, 6.25%, 10/01/2028
(a)
23,000 9,198
Carriage Services, Inc., 4.25%, 5/15/2029
(a)
3,000 2,453
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027
(a)
6,000 5,360
3.13%, 2/15/2029
(a)
50,000 39,583
3.50%, 4/01/2030
(a)(b)
1,000 785
Central Garden & Pet Co.
5.13%, 2/01/2028 10,000 9,267
4.13%, 10/15/2030 8,000 6,519
4.13%, 4/30/2031
(a)
11,000 8,773
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(a)
10,000 8,900
3.75%, 3/15/2029
(a)
1,000 847
4.00%, 3/15/2031
(a)
4,000 3,266
Cheplapharm Arzneimittel GmbH, 5.50%,
1/15/2028
(a)
5,000 4,469
Chobani LLC / Chobani Finance Corp., Inc.
7.50%, 4/15/2025
(a)
35,000 34,502
4.63%, 11/15/2028
(a)
20,000 17,370
CHS/Community Health Systems, Inc.
8.00%, 3/15/2026
(a)
113,000 103,366
5.63%, 3/15/2027
(a)
111,000 90,682
8.00%, 12/15/2027
(a)
40,000 33,981
6.88%, 4/01/2028
(a)
35,000 15,076
6.00%, 1/15/2029
(a)
5,000 3,789
6.88%, 4/15/2029
(a)
58,000 23,765
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.2% (continued)
6.13%, 4/01/2030
(a)
55,000 21,319
5.25%, 5/15/2030
(a)
40,000 28,409
4.75%, 2/15/2031
(a)
24,000 16,142
Cimpress PLC, 7.00%, 6/15/2026 25,000 23,126
CoreCivic, Inc.
8.25%, 4/15/2026 40,000 40,664
4.75%, 10/15/2027 5,000 4,343
CoreLogic, Inc., 4.50%, 5/01/2028
(a)
30,000 23,777
Coty, Inc.
5.00%, 4/15/2026
(a)
55,000 52,684
6.50%, 4/15/2026
(a)
24,000 23,671
Coty, Inc. / HFC Prestige Products, Inc. /
HFC Prestige International US LLC, 4.75%,
1/15/2029
(a)
23,000 20,352
CPI CG, Inc., 8.63%, 3/15/2026
(a)
25,000 23,928
Darling Ingredients, Inc.
5.25%, 4/15/2027
(a)
13,000 12,374
6.00%, 6/15/2030
(a)
65,000 60,570
DaVita, Inc.
4.63%, 6/01/2030
(a)
196,000 153,668
3.75%, 2/15/2031
(a)
88,000 63,292
Edgewell Personal Care Co., 5.50%,
6/01/2028
(a)
25,000 22,820
Elanco Animal Health, Inc., 6.65%, 8/28/2028 31,000 29,648
Embecta Corp.
5.00%, 2/15/2030
(a)
21,000 16,669
6.75%, 2/15/2030
(a)
7,000 5,802
Emergent Biosolutions, Inc., 3.88%,
8/15/2028
(a)
45,000 17,685
Encompass Health Corp.
5.75%, 9/15/2025 25,000 24,394
4.50%, 2/01/2028 44,000 39,667
4.75%, 2/01/2030 56,000 48,589
FAGE International SA / FAGE USA Dairy
Industry, Inc., 5.63%, 8/15/2026
(a)
15,000 14,387
Garda World Security Corp.
4.63%, 2/15/2027
(a)
5,000 4,462
9.50%, 11/01/2027
(a)
3,000 2,726
7.75%, 2/15/2028
(a)
27,000 25,958
6.00%, 6/01/2029
(a)
6,000 4,589
GEO Group, Inc. (The)
10.50%, 6/30/2028 25,000 25,036
9.50%, 12/31/2028
(a)
15,000 14,530
Global Medical Response, Inc., 6.50%,
10/01/2025
(a)
29,000 18,476
Graham Holdings Co., 5.75%, 6/01/2026
(a)
53,000 51,044
Grand Canyon University
4.38%, 10/01/2026 10,000 9,621
5.13%, 10/01/2028 11,000 9,728
Grifols SA, 4.75%, 10/15/2028
(a)
68,000 56,988
GTCR W-2 Merger Sub LLC, 7.50%,
1/15/2031
(a)
120,000 118,333
HealthEquity, Inc., 4.50%, 10/01/2029
(a)
24,000 20,588
Heartland Dental LLC/ Heartland Dental
Finance Corp., 8.50%, 5/01/2026
(a)
22,000 20,176
Herbalife Nutrition Ltd. / HLF Financing, Inc.,
7.88%, 9/01/2025
(a)
10,000 9,408
Herc Holdings, Inc., 5.50%, 7/15/2027
(a)
54,000 50,808

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.2% (continued)
Hertz Corp. (The)
4.63%, 12/01/2026
(a)
25,000 21,101
5.00%, 12/01/2029
(a)
25,000 17,972
H-Food Holdings LLC / Hearthside Finance
Co., Inc., 8.50%, 6/01/2026
(a)
31,000 6,874
HLF Financing Sarl LLC / Herbalife
International, Inc., 4.88%, 6/01/2029
(a)
70,000 47,805
Hologic, Inc.
4.63%, 2/01/2028
(a)
54,000 49,309
3.25%, 2/15/2029
(a)
35,000 29,391
Ingles Markets, Inc., 4.00%, 6/15/2031
(a)
20,000 15,906
IQVIA, Inc.
5.00%, 10/15/2026
(a)
62,000 59,114
5.00%, 5/15/2027
(a)
90,000 84,850
6.50%, 5/15/2030
(a)
5,000 4,851
Jazz Securities DAC, 4.38%, 1/15/2029
(a)
84,000 73,011
Kedrion SpA, 6.50%, 9/01/2029
(a)
50,000 41,801
KeHE Distributors LLC / KeHE Finance Corp.,
8.63%, 10/15/2026
(a)
20,000 20,000
Korn Ferry, 4.63%, 12/15/2027
(a)
10,000 9,127
Kronos Acquisition Holdings, Inc. / KIK
Custom Products, Inc.
5.00%, 12/31/2026
(a)
29,000 26,258
7.00%, 12/31/2027
(a)
5,000 4,269
Lamb Weston Holdings, Inc.
4.13%, 1/31/2030
(a)
54,000 45,892
4.38%, 1/31/2032
(a)
60,000 49,598
Land O'Lakes Capital Trust I, 7.45%,
3/15/2028
(a)
20,000 18,579
LifePoint Health, Inc.
5.38%, 1/15/2029
(a)
45,000 27,201
9.88%, 8/15/2030
(a)
100,000 90,341
Medline Borrower LP
3.88%, 4/01/2029
(a)
206,000 173,849
5.25%, 10/01/2029
(a)
116,000 98,770
Metis Merger Sub LLC, 6.50%, 5/15/2029
(a)
15,000 12,243
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/2029
(a)
41,000 29,879
ModivCare, Inc., 5.88%, 11/15/2025
(a)
21,000 19,996
Molina Healthcare, Inc.
4.38%, 6/15/2028
(a)
33,000 29,461
3.88%, 11/15/2030
(a)
11,000 8,975
3.88%, 5/15/2032
(a)
50,000 39,438
MPH Acquisition Holdings LLC
5.50%, 9/01/2028
(a)
8,000 6,682
5.75%, 11/01/2028
(a)(b)
60,000 44,753
Neptune Bidco US, Inc., 9.29%, 4/15/2029
(a)
143,000 126,314
NESCO Holdings II, Inc., 5.50%, 4/15/2029
(a)
60,000 51,575
Option Care Health, Inc., 4.38%, 10/31/2029
(a)
33,000 27,689
Organon & Co. / Organon Foreign Debt Co.-
Issuer BV
4.13%, 4/30/2028
(a)
86,000 74,295
5.13%, 4/30/2031
(a)
85,000 66,419
Oriflame Investment Holding PLC, 5.13%,
5/04/2026
(a)
20,000 6,296
Owens & Minor, Inc.
4.38%, 12/15/2024 10,000 9,636
4.50%, 3/31/2029
(a)(b)
44,000 35,473
6.63%, 4/01/2030
(a)(b)
2,000 1,756
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.2% (continued)
P&L Development LLC / PLD Finance Corp.,
7.75%, 11/15/2025
(a)
19,000 12,759
Paysafe Finance PLC / Paysafe Holdings US
Corp., 4.00%, 6/15/2029
(a)
3,000 2,430
PECF USS Intermediate Holding III Corp.,
8.00%, 11/15/2029
(a)
25,000 11,881
Pediatrix Medical Group, Inc., 5.38%,
2/15/2030
(a)
15,000 12,947
Performance Food Group, Inc.
5.50%, 10/15/2027
(a)
65,000 60,820
4.25%, 8/01/2029
(a)
60,000 50,849
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024 50,000 48,564
4.38%, 3/15/2026 25,000 23,473
4.65%, 6/15/2030 23,000 19,211
4.90%, 12/15/2044 10,000 6,844
Port of Newcastle Investments Financing Pty
Ltd., 5.90%, 11/24/2031
(a)
21,000 17,376
Post Holdings, Inc.
5.75%, 3/01/2027
(a)
30,000 28,620
5.63%, 1/15/2028
(a)
57,000 52,943
5.50%, 12/15/2029
(a)
74,000 65,638
4.63%, 4/15/2030
(a)
92,000 77,194
4.50%, 9/15/2031
(a)
66,000 53,573
PRA Health Sciences, Inc., 2.88%, 7/15/2026
(a)
41,000 37,649
Prestige Brands, Inc.
5.13%, 1/15/2028
(a)
5,000 4,617
3.75%, 4/01/2031
(a)
40,000 31,819
Prime Healthcare Services, Inc., 7.25%,
11/01/2025
(a)
46,000 42,090
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.75%, 4/15/2026
(a)
50,000 48,527
6.25%, 1/15/2028
(a)
41,000 38,057
Primo Water Holdings, Inc., 4.38%,
4/30/2029
(a)
51,000 43,107
PROG Holdings, Inc., 6.00%, 11/15/2029
(a)
55,000 46,629
Radiology Partners, Inc., 9.25%, 2/01/2028
(a)
34,000 12,658
RegionalCare Hospital Partners Holdings,
Inc. / LifePoint Health, Inc., 9.75%,
12/01/2026
(a)
71,000 66,862
RP Escrow Issuer LLC, 5.25%, 12/15/2025
(a)(b)
19,000 13,725
Sabre GLBL, Inc.
8.63%, 6/01/2027
(a)
54,000 44,912
11.25%, 12/15/2027
(a)
18,000 16,018
Safeway, Inc., 7.25%, 2/01/2031 15,000 15,127
SEG Holding LLC / SEG Finance Corp., 5.63%,
10/15/2028
(a)
16,000 16,023
Select Medical Corp., 6.25%, 8/15/2026
(a)
54,000 52,534
Service Corp. International
4.63%, 12/15/2027 21,000 19,461
5.13%, 6/01/2029 42,000 38,638
3.38%, 8/15/2030 65,000 52,059
4.00%, 5/15/2031 25,000 20,248
Shift4 Payments LLC / Shift4 Payments
Finance Sub, Inc., 4.63%, 11/01/2026
(a)
12,000 11,082
Sigma Holdco BV, 7.88%, 5/15/2026
(a)
30,000 25,183
Signal Parent, Inc., 6.13%, 4/01/2029
(a)
15,000 8,623

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.2% (continued)
Simmons Foods, Inc./Simmons Prepared
Foods, Inc./Simmons Pet Food, Inc./
Simmons Feed Ingredients, Inc., 4.63%,
3/01/2029
(a)
45,000 36,555
Sotheby's, 7.38%, 10/15/2027
(a)
7,000 6,252
Sotheby's / Bidfair Holdings, Inc., 5.88%,
6/01/2029
(a)
1,000 801
Spectrum Brands, Inc.
5.00%, 10/01/2029
(a)
12,000 10,765
3.88%, 3/15/2031
(a)
4,000 3,210
StoneMor, Inc., 8.50%, 5/15/2029
(a)
25,000 20,044
Surgery Center Holdings, Inc., 10.00%,
4/15/2027
(a)
12,000 12,019
Team Health Holdings, Inc., 6.38%,
2/01/2025
(a)
11,000 8,817
Teleflex, Inc.
4.63%, 11/15/2027 30,000 27,547
4.25%, 6/01/2028
(a)
25,000 22,107
Tenet Healthcare Corp.
4.88%, 1/01/2026 89,000 85,384
6.25%, 2/01/2027 88,000 84,536
5.13%, 11/01/2027 46,000 42,501
6.13%, 10/01/2028
(b)
96,000 88,813
4.25%, 6/01/2029 26,000 22,277
4.38%, 1/15/2030 70,000 59,275
6.13%, 6/15/2030 90,000 83,480
6.75%, 5/15/2031
(a)
40,000 37,995
Toledo Hospital (The)
4.98%, 11/15/2045 15,000 8,897
6.02%, 11/15/2048 20,000 13,373
Tower Health, Series 2020, 4.45%, 2/01/2050 10,000 4,490
TreeHouse Foods, Inc., 4.00%, 9/01/2028 40,000 32,856
TriNet Group, Inc.
3.50%, 3/01/2029
(a)
15,000 12,403
7.13%, 8/15/2031
(a)
39,000 37,791
Triton Water Holdings, Inc., 6.25%,
4/01/2029
(a)
50,000 41,023
United Natural Foods, Inc., 6.75%,
10/15/2028
(a)
28,000 21,879
United Rentals North America, Inc.
5.50%, 5/15/2027 3,000 2,896
3.88%, 11/15/2027 78,000 71,748
4.88%, 1/15/2028 71,000 65,964
5.25%, 1/15/2030 23,000 21,034
4.00%, 7/15/2030 13,000 10,927
3.88%, 2/15/2031
(b)
82,000 67,368
3.75%, 1/15/2032 10,000 7,956
Upbound Group, Inc., 6.38%, 2/15/2029
(a)
38,000 32,696
US Acute Care Solutions LLC, 6.38%,
3/01/2026
(a)
13,000 11,106
US Foods, Inc.
6.88%, 9/15/2028
(a)
20,000 19,640
4.75%, 2/15/2029
(a)
10,000 8,810
4.63%, 6/01/2030
(a)
45,000 38,450
7.25%, 1/15/2032
(a)
20,000 19,649
Varex Imaging Corp., 7.88%, 10/15/2027
(a)
30,000 29,542
Vector Group Ltd.
10.50%, 11/01/2026
(a)
40,000 39,960
5.75%, 2/01/2029
(a)
1,000 848
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Consumer, Non-cyclical – 14.2% (continued)
Verscend Escrow Corp., 9.75%, 8/15/2026
(a)
47,000 46,676
WASH Multifamily Acquisition, Inc., 5.75%,
4/15/2026
(a)
53,000 49,035
Williams Scotsman, Inc.
6.13%, 6/15/2025
(a)
13,000 12,805
4.63%, 8/15/2028
(a)
40,000 35,555
WW International, Inc., 4.50%, 4/15/2029
(a)
11,000 6,873
ZipRecruiter, Inc., 5.00%, 1/15/2030
(a)
45,000 35,116
7,617,397
Diversified – 0.0%
Benteler International AG, 10.50%,
5/15/2028
(a)(b)
4,000 4,039
Stena International SA, 6.13%, 2/01/2025
(a)
23,000 22,620
26,659
Energy – 13.1%
Aethon United BR LP / Aethon United Finance
Corp., 8.25%, 2/15/2026
(a)
41,000 40,733
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp., 7.50%,
5/01/2025
(a)
21,000 20,987
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
7.88%, 5/15/2026
(a)
50,000 50,465
5.75%, 3/01/2027
(a)
45,000 43,048
5.75%, 1/15/2028
(a)
23,000 21,592
5.38%, 6/15/2029
(a)
14,000 12,760
Antero Resources Corp.
7.63%, 2/01/2029
(a)
3,000 3,041
5.38%, 3/01/2030
(a)
29,000 26,483
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
(a)
1,000 965
6.25%, 4/01/2028
(a)
54,000 50,238
Ascent Resources Utica Holdings LLC / ARU
Finance Corp.
7.00%, 11/01/2026
(a)
54,000 52,185
8.25%, 12/31/2028
(a)
55,000 54,620
5.88%, 6/30/2029
(a)
40,000 35,289
Athabasca Oil Corp., 9.75%, 11/01/2026
(a)
13,000 13,471
Baytex Energy Corp.
8.75%, 4/01/2027
(a)
50,000 50,462
8.50%, 4/30/2030
(a)
48,000 47,600
Berry Petroleum Co. LLC, 7.00%, 2/15/2026
(a)
20,000 19,200
Blue Racer Midstream LLC / Blue Racer
Finance Corp.
7.63%, 12/15/2025
(a)
51,000 51,067
6.63%, 7/15/2026
(a)
20,000 19,464
Bristow Group, Inc., 6.88%, 3/01/2028
(a)
11,000 10,194
Buckeye Partners LP
4.13%, 3/01/2025
(a)
84,000 80,100
3.95%, 12/01/2026 1,000 912
4.50%, 3/01/2028
(a)
4,000 3,501
5.85%, 11/15/2043 35,000 24,745
California Resources Corp., 7.13%,
2/01/2026
(a)
53,000 53,196
Callon Petroleum Co.
6.38%, 7/01/2026
(b)
11,000 10,728
8.00%, 8/01/2028
(a)
59,000 58,484
7.50%, 6/15/2030
(a)(b)
25,000 24,216

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 13.1% (continued)
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
11.00%, 4/15/2025
(a)
11,000 11,050
8.13%, 1/15/2027
(a)
10,400 9,713
9.75%, 7/15/2028
(a)(b)
18,000 16,844
CGG SA, 8.75%, 4/01/2027
(a)
27,000 23,846
Chesapeake Energy Corp.
5.50%, 2/01/2026
(a)
60,000 58,259
5.88%, 2/01/2029
(a)
39,000 36,729
6.75%, 4/15/2029
(a)
85,000 83,296
Chord Energy Corp., 6.38%, 6/01/2026
(a)
30,000 29,501
Civitas Resources, Inc.
5.00%, 10/15/2026
(a)
15,000 14,029
8.38%, 7/01/2028
(a)
80,000 80,574
8.63%, 11/01/2030
(a)
17,000 17,321
8.75%, 7/01/2031
(a)
78,000 78,759
CNX Midstream Partners LP, 4.75%,
4/15/2030
(a)
15,000 12,362
CNX Resources Corp.
7.25%, 3/14/2027
(a)
20,000 19,695
6.00%, 1/15/2029
(a)
1,000 918
7.38%, 1/15/2031
(a)(b)
47,000 45,099
Comstock Resources, Inc.
6.75%, 3/01/2029
(a)
30,000 27,327
5.88%, 1/15/2030
(a)
81,000 69,254
CQP Holdco LP / BIP-V Chinook Holdco LLC,
5.50%, 6/15/2031
(a)
48,000 41,892
Crescent Energy Finance LLC
7.25%, 5/01/2026
(a)
36,000 34,825
9.25%, 2/15/2028
(a)
33,000 33,465
Crestwood Midstream Partners LP /
Crestwood Midstream Finance Corp.
5.75%, 4/01/2025 25,000 24,689
5.63%, 5/01/2027
(a)
32,000 30,778
6.00%, 2/01/2029
(a)
36,000 34,729
8.00%, 4/01/2029
(a)
41,000 41,964
7.38%, 2/01/2031
(a)
16,000 16,183
CrownRock LP / CrownRock Finance, Inc.
5.63%, 10/15/2025
(a)
55,000 54,480
5.00%, 5/01/2029
(a)
4,000 3,769
CVR Energy, Inc.
5.25%, 2/15/2025
(a)
30,000 29,397
5.75%, 2/15/2028
(a)
1,000 898
Delek Logistics Partners LP / Delek Logistics
Finance Corp.
6.75%, 5/15/2025 38,000 37,513
7.13%, 6/01/2028
(a)
38,000 34,704
Diamond Foreign Asset Co. / Diamond Finance
LLC, 8.50%, 10/01/2030
(a)
10,000 9,734
DT Midstream, Inc.
4.13%, 6/15/2029
(a)
65,000 55,927
4.38%, 6/15/2031
(a)
59,000 49,053
Earthstone Energy Holdings LLC
8.00%, 4/15/2027
(a)
25,000 25,340
9.88%, 7/15/2031
(a)
28,000 30,191
Encino Acquisition Partners Holdings LLC,
8.50%, 5/01/2028
(a)
59,000 57,547
Endeavor Energy Resources LP / EER Finance,
Inc., 5.75%, 1/30/2028
(a)
45,000 43,192
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 13.1% (continued)
Enerflex Ltd., 9.00%, 10/15/2027
(a)
30,000 27,203
Energy Ventures Gom LLC / Enven Finance
Corp., 11.75%, 4/15/2026
(a)
46,000 47,665
EnLink Midstream LLC
5.63%, 1/15/2028
(a)
30,000 28,291
5.38%, 6/01/2029 34,000 31,148
6.50%, 9/01/2030
(a)
29,000 27,858
EnLink Midstream Partners LP
4.15%, 6/01/2025 23,000 22,118
4.85%, 7/15/2026 30,000 28,278
5.60%, 4/01/2044 11,000 8,667
5.05%, 4/01/2045 15,000 10,860
5.45%, 6/01/2047 20,000 15,021
EnQuest PLC, 11.63%, 11/01/2027
(a)
15,000 14,121
Enviva Partners LP / Enviva Partners Finance
Corp., 6.50%, 1/15/2026
(a)(b)
50,000 35,135
EQM Midstream Partners LP
6.00%, 7/01/2025
(a)
14,000 13,733
4.13%, 12/01/2026 22,000 20,434
7.50%, 6/01/2027
(a)
15,000 14,900
6.50%, 7/01/2027
(a)
25,000 24,417
5.50%, 7/15/2028 2,000 1,868
4.50%, 1/15/2029
(a)
11,000 9,639
7.50%, 6/01/2030
(a)
26,000 25,591
4.75%, 1/15/2031
(a)
31,000 25,964
6.50%, 7/15/2048 30,000 25,315
FTAI Infra Escrow Holdings LLC, 10.50%,
6/01/2027
(a)
35,000 34,285
Genesis Energy LP / Genesis Energy Finance
Corp.
6.50%, 10/01/2025 38,000 37,237
6.25%, 5/15/2026 25,000 23,847
8.00%, 1/15/2027 61,000 58,665
7.75%, 2/01/2028 61,000 57,528
8.88%, 4/15/2030 2,000 1,941
Global Marine, Inc., 7.00%, 6/01/2028 25,000 20,933
Global Partners LP / GLP Finance Corp.
7.00%, 8/01/2027 23,000 21,672
6.88%, 1/15/2029 25,000 22,221
Greenfire Resources Ltd., 12.00%,
10/01/2028
(a)
25,000 24,883
Gulfport Energy Corp., 8.00%, 5/17/2026 15,000 14,993
Harvest Midstream I LP, 7.50%, 9/01/2028
(a)
64,000 60,831
Hess Midstream Operations LP
5.63%, 2/15/2026
(a)
37,000 36,050
5.13%, 6/15/2028
(a)
31,000 28,738
4.25%, 2/15/2030
(a)
24,000 20,628
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
21,000 19,635
5.75%, 2/01/2029
(a)
50,000 45,029
6.00%, 4/15/2030
(a)
40,000 35,529
6.00%, 2/01/2031
(a)
31,000 27,165
6.25%, 4/15/2032
(a)
2,000 1,746
Holly Energy Partners LP / Holly Energy
Finance Corp.
6.38%, 4/15/2027
(a)
25,000 24,347
5.00%, 2/01/2028
(a)
20,000 18,524
Howard Midstream Energy Partners LLC,
6.75%, 1/15/2027
(a)
17,000 16,128

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 13.1% (continued)
Ithaca Energy North Sea PLC, 9.00%,
7/15/2026
(a)
19,000 18,265
ITT Holdings LLC, 6.50%, 8/01/2029
(a)
61,000 51,174
KCA Deutag UK Finance PLC, 9.88%,
12/01/2025
(a)
56,000 56,247
Kinetik Holdings LP, 5.88%, 6/15/2030
(a)
51,000 47,341
KLX Energy Services Holdings, Inc., 11.50%,
11/01/2025
(a)
15,000 14,825
Magnolia Oil & Gas Operating LLC /
Magnolia Oil & Gas Finance Corp., 6.00%,
8/01/2026
(a)
27,000 25,813
Martin Midstream Partners LP / Martin
Midstream Finance Corp., 11.50%,
2/15/2028
(a)
5,000 4,909
Matador Resources Co., 5.88%, 9/15/2026 31,000 29,933
MEG Energy Corp., 5.88%, 2/01/2029
(a)
27,000 25,257
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
(a)
63,000 60,280
10.50%, 5/15/2027
(a)
65,000 64,267
Murphy Oil Corp.
5.88%, 12/01/2027 48,000 46,192
6.38%, 7/15/2028 11,000 10,654
7.05%, 5/01/2029 25,000 24,577
5.88%, 12/01/2042 25,000 19,235
Nabors Industries Ltd.
7.25%, 1/15/2026
(a)
44,000 41,226
7.50%, 1/15/2028
(a)
23,000 20,284
Nabors Industries, Inc.
5.75%, 2/01/2025 58,000 56,297
7.38%, 5/15/2027
(a)
30,000 28,058
Neptune Energy Bondco PLC, 6.63%,
5/15/2025
(a)
47,000 46,613
New Fortress Energy, Inc.
6.75%, 9/15/2025
(a)
75,000 69,617
6.50%, 9/30/2026
(a)
91,000 81,463
NGL Energy Operating LLC / NGL Energy
Finance Corp., 7.50%, 2/01/2026
(a)
92,000 89,831
NGL Energy Partners LP / NGL Energy
Finance Corp.
6.13%, 3/01/2025 20,000 19,575
7.50%, 4/15/2026 5,000 4,754
Noble Finance II LLC, 8.00%, 4/15/2030
(a)
15,000 15,052
Northern Oil & Gas, Inc., 8.13%, 3/01/2028
(a)
44,000 43,432
Northriver Midstream Finance LP, 5.63%,
2/15/2026
(a)
50,000 47,448
NuStar Logistics LP
6.00%, 6/01/2026 35,000 33,884
5.63%, 4/28/2027 30,000 28,474
6.38%, 10/01/2030 20,000 18,518
Oceaneering International, Inc.
6.00%, 2/01/2028 4,000 3,694
6.00%, 2/01/2028
(a)
12,000 10,979
Parkland Corp.
5.88%, 7/15/2027
(a)
1,000 958
4.50%, 10/01/2029
(a)
35,000 30,190
4.63%, 5/01/2030
(a)
49,000 41,778
PBF Holding Co. LLC / PBF Finance Corp.
6.00%, 2/15/2028 9,000 8,320
7.88%, 9/15/2030
(a)
28,000 27,126
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 13.1% (continued)
Permian Resources Operating LLC
5.38%, 1/15/2026
(a)
25,000 24,023
7.75%, 2/15/2026
(a)
17,000 17,002
6.88%, 4/01/2027
(a)
30,000 29,402
5.88%, 7/01/2029
(a)
30,000 27,996
Petrofac Ltd., 9.75%, 11/15/2026
(a)
59,000 40,118
Precision Drilling Corp.
7.13%, 1/15/2026
(a)
15,000 14,793
6.88%, 1/15/2029
(a)
43,000 39,985
Range Resources Corp.
4.88%, 5/15/2025 25,000 24,342
8.25%, 1/15/2029 25,000 25,632
4.75%, 2/15/2030
(a)
2,000 1,779
Rockcliff Energy II LLC, 5.50%, 10/15/2029
(a)
43,000 38,905
Rockies Express Pipeline LLC
3.60%, 5/15/2025
(a)
22,000 20,819
4.95%, 7/15/2029
(a)
30,000 26,515
4.80%, 5/15/2030
(a)
1,000 838
7.50%, 7/15/2038
(a)
15,000 13,769
6.88%, 4/15/2040
(a)
35,000 29,152
SM Energy Co.
5.63%, 6/01/2025 36,000 35,165
6.75%, 9/15/2026 44,000 43,207
6.63%, 1/15/2027 5,000 4,882
Southwestern Energy Co.
5.70%, 1/23/2025 47,000 46,456
8.38%, 9/15/2028 25,000 25,850
5.38%, 2/01/2029 30,000 27,756
5.38%, 3/15/2030 53,000 48,619
4.75%, 2/01/2032 20,000 17,199
Strathcona Resources Ltd., 6.88%,
8/01/2026
(a)
50,000 46,706
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp.
5.75%, 4/15/2025 20,000 18,860
9.00%, 10/15/2026
(a)(f)
68,000 65,283
SunCoke Energy, Inc., 4.88%, 6/30/2029
(a)
30,000 25,092
Sunnova Energy Corp., 5.88%, 9/01/2026
(a)
55,000 44,514
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/2027 31,000 29,890
5.88%, 3/15/2028 4,000 3,791
7.00%, 9/15/2028
(a)
25,000 24,389
4.50%, 5/15/2029 54,000 46,792
4.50%, 4/30/2030 53,000 45,453
Tallgrass Energy Partners LP / Tallgrass
Energy Finance Corp.
7.50%, 10/01/2025
(a)
17,000 16,790
6.00%, 3/01/2027
(a)
45,000 41,299
5.50%, 1/15/2028
(a)
35,000 30,803
6.00%, 12/31/2030
(a)
28,000 23,736
6.00%, 9/01/2031
(a)
3,000 2,525
Talos Production, Inc., 12.00%, 1/15/2026 9,000 9,348
TechnipFMC PLC, 6.50%, 2/01/2026
(a)
10,000 9,856
TerraForm Power Operating LLC
5.00%, 1/31/2028
(a)
29,000 26,547
4.75%, 1/15/2030
(a)
42,000 35,724
Topaz Solar Farms LLC
4.88%, 9/30/2039
(a)
13,965 12,471
5.75%, 9/30/2039
(a)
26,618 24,247

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Energy – 13.1% (continued)
TransMontaigne Partners LP / TLP Finance
Corp., 6.13%, 2/15/2026 21,000 18,001
Transocean Aquila Ltd., 8.00%, 9/30/2028
(a)
23,000 22,633
Transocean Poseidon Ltd., 6.88%,
2/01/2027
(a)
11,250 11,024
Transocean, Inc.
7.25%, 11/01/2025
(a)
11,000 10,727
7.50%, 1/15/2026
(a)
24,000 23,045
11.50%, 1/30/2027
(a)
29,000 30,162
8.00%, 2/01/2027
(a)
28,000 26,270
8.75%, 2/15/2030
(a)
34,438 34,381
7.50%, 4/15/2031 25,000 20,181
6.80%, 3/15/2038 25,000 17,837
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 48,000 46,791
6.88%, 9/01/2027 39,000 37,375
Valaris Ltd., 8.38%, 4/30/2030
(a)
35,000 34,374
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029
(a)
78,000 65,073
6.25%, 1/15/2030
(a)
70,000 66,040
4.13%, 8/15/2031
(a)
54,000 43,501
3.88%, 11/01/2033
(a)
45,000 34,095
Venture Global Lng, Inc.
9.50%, 2/01/2029
(a)
115,000 116,811
9.88%, 2/01/2032
(a)
115,000 116,781
Venture Global LNG, Inc.
8.13%, 6/01/2028
(a)
99,000 96,117
8.38%, 6/01/2031
(a)
104,000 99,255
Vermilion Energy, Inc., 5.63%, 3/15/2025
(a)
20,000 19,499
Viper Energy Partners LP, 5.38%,
11/01/2027
(a)
45,000 42,674
Vital Energy, Inc.
9.50%, 1/15/2025 30,000 30,141
10.13%, 1/15/2028 1,000 1,003
7.75%, 7/31/2029
(a)
17,000 15,327
W&T Offshore, Inc., 11.75%, 2/01/2026
(a)
25,000 25,841
Warrior Met Coal, Inc., 7.88%, 12/01/2028
(a)
21,000 20,562
Weatherford International Ltd.
6.50%, 9/15/2028
(a)
29,000 29,189
8.63%, 4/30/2030
(a)
59,000 59,658
7,004,601
Financial – 10.7%
Acrisure LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025
(a)
40,000 38,825
10.13%, 8/01/2026
(a)
6,000 6,040
4.25%, 2/15/2029
(a)
30,000 24,601
6.00%, 8/01/2029
(a)
8,000 6,459
AG Issuer LLC, 6.25%, 3/01/2028
(a)
57,000 52,681
AG TTMT Escrow Issuer LLC, 8.63%,
9/30/2027
(a)
26,000 26,112
Alliant Holdings Intermediate LLC / Alliant
Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
36,000 31,640
6.75%, 10/15/2027
(a)
57,000 52,006
6.75%, 4/15/2028
(a)
56,000 53,252
5.88%, 11/01/2029
(a)
6,000 5,015
Ally Financial, Inc.
5.75%, 11/20/2025
(b)
48,000 45,873
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 10.7% (continued)
6.70%, 2/14/2033 21,000 17,666
AmWINS Group, Inc., 4.88%, 6/30/2029
(a)
68,000 58,318
Anywhere Real Estate Group LLC / Anywhere
Co.-Issuer Corp., 7.00%, 4/15/2030
(a)
25,000 19,650
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 6/15/2029
(a)
19,000 14,563
Aretec Escrow Issuer, Inc., 7.50%,
4/01/2029
(a)
25,000 21,250
Armor Holdco, Inc., 8.50%, 11/15/2029
(a)
15,000 13,102
ASG Finance Designated Activity Co., 7.88%,
12/03/2024
(a)
51,000 49,445
Assurant, Inc., 7.00%, 3/27/2048 30,000 28,749
AssuredPartners, Inc.
7.00%, 8/15/2025
(a)
34,000 33,316
5.63%, 1/15/2029
(a)
7,000 5,951
Avation Capital SA, 8.25%, 10/31/2026
(a)(c)
15,876 13,538
Blackstone Mortgage Trust, Inc., 3.75%,
1/15/2027
(a)
6,000 4,994
Brandywine Operating Partnership LP
3.95%, 11/15/2027
(b)
30,000 24,900
7.80%, 3/15/2028 8,000 7,218
4.55%, 10/01/2029 50,000 38,312
Brightsphere Investment Group, Inc., 4.80%,
7/27/2026 19,000 17,269
Broadstreet Partners, Inc., 5.88%,
4/15/2029
(a)
21,000 18,300
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC,
4.50%, 4/01/2027
(a)
45,000 37,502
Burford Capital Global Finance LLC
6.25%, 4/15/2028
(a)
5,000 4,559
6.88%, 4/15/2030
(a)
15,000 13,544
9.25%, 7/01/2031
(a)
34,000 33,629
Castlelake Aviation Finance DAC, 5.00%,
4/15/2027
(a)
37,000 32,646
Cobra Acquisitionco LLC, 6.38%,
11/01/2029
(a)
25,000 18,014
Coinbase Global, Inc., 3.38%, 10/01/2028
(a)
80,000 58,816
Compass Group Diversified Holdings LLC,
5.00%, 1/15/2032
(a)
21,000 16,507
Constellation Insurance, Inc.
6.80%, 1/24/2030
(a)
11,000 9,741
6.63%, 5/01/2031
(a)(b)
20,000 17,376
Credit Acceptance Corp.
5.13%, 12/31/2024
(a)
18,000 17,417
6.63%, 3/15/2026
(b)
18,000 17,133
CTR Partnership LP / CareTrust Capital Corp.,
3.88%, 6/30/2028
(a)
45,000 38,114
Curo Group Holdings Corp., 7.50%,
8/01/2028
(a)
10,000 2,273
Cushman & Wakefield US Borrower LLC
6.75%, 5/15/2028
(a)
30,000 27,377
8.88%, 9/01/2031
(a)
13,000 12,330
Diversified Healthcare Trust
9.75%, 6/15/2025 50,000 48,522
4.75%, 2/15/2028 11,000 8,013
4.38%, 3/01/2031 20,000 13,767
Dresdner Funding Trust I, 8.15%,
6/30/2031
(a)
50,000 52,295
Enova International, Inc., 8.50%, 9/15/2025
(a)
33,000 31,202

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 10.7% (continued)
Finance of America Funding LLC, 7.88%,
11/15/2025
(a)
1,000 812
Five Point Operating Co. LP / Five Point
Capital Corp., 7.88%, 11/15/2025
(a)
27,000 25,484
Freedom Mortgage Corp., 12.00%,
10/01/2028
(a)
14,000 14,048
Genworth Holdings, Inc., 6.50%, 6/15/2034 20,000 17,377
GGAM Finance Ltd., 8.00%, 6/15/2028
(a)
60,000 59,239
Global NET Lease, Inc. / Global NET
Lease Operating Partnership LP, 3.75%,
12/15/2027
(a)
65,000 49,325
goeasy Ltd.
5.38%, 12/01/2024
(a)
23,000 22,574
4.38%, 5/01/2026
(a)
25,000 22,627
GTCR AP Finance, Inc., 8.00%, 5/15/2027
(a)
10,000 9,725
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 4/15/2025
(a)
21,000 20,409
3.38%, 6/15/2026
(a)
4,000 3,523
3.75%, 9/15/2030
(a)
24,000 17,273
Hightower Holding LLC, 6.75%, 4/15/2029
(a)
11,000 9,374
Howard Hughes Corp. (The)
5.38%, 8/01/2028
(a)
37,000 32,559
4.13%, 2/01/2029
(a)
45,000 36,499
4.38%, 2/01/2031
(a)
59,000 45,328
HUB International Ltd.
7.00%, 5/01/2026
(a)
134,000 130,567
5.63%, 12/01/2029
(a)
34,000 29,315
Hunt Cos., Inc., 5.25%, 4/15/2029
(a)
60,000 47,307
Icahn Enterprises LP / Icahn Enterprises
Finance Corp.
6.38%, 12/15/2025 14,000 13,174
6.25%, 5/15/2026 55,000 50,325
5.25%, 5/15/2027 65,000 55,670
4.38%, 2/01/2029 35,000 27,067
Intesa Sanpaolo SpA
5.71%, 1/15/2026
(a)
67,000 63,597
4.20%, 6/01/2032
(a)
55,000 39,205
4.95%, 6/01/2042
(a)
39,000 23,035
Iron Mountain Information Management
Services, Inc., 5.00%, 7/15/2032
(a)
110,000 90,095
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
81,000 74,314
5.25%, 3/15/2028
(a)
30,000 27,463
5.00%, 7/15/2028
(a)
56,000 50,162
4.88%, 9/15/2029
(a)
80,000 69,719
5.25%, 7/15/2030
(a)
85,000 73,806
4.50%, 2/15/2031
(a)
15,000 12,281
5.63%, 7/15/2032
(a)
3,000 2,563
Jane Street Group / JSG Finance, Inc., 4.50%,
11/15/2029
(a)
72,000 61,336
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
5.00%, 8/15/2028
(a)
89,000 71,260
Jefferson Capital Holdings LLC, 6.00%,
8/15/2026
(a)
13,000 11,370
Jones Deslauriers Insurance Management, Inc.
8.50%, 3/15/2030
(a)
40,000 39,381
10.50%, 12/15/2030
(a)
15,000 15,001
Kennedy-Wilson, Inc.
4.75%, 3/01/2029 65,000 49,316
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 10.7% (continued)
4.75%, 2/01/2030 6,000 4,371
5.00%, 3/01/2031 1,000 717
Ladder Capital Finance Holdings LLLP /
Ladder Capital Finance Corp.
5.25%, 10/01/2025
(a)
10,000 9,517
4.25%, 2/01/2027
(a)
59,000 51,807
4.75%, 6/15/2029
(a)
40,000 32,238
LD Holdings Group LLC
6.50%, 11/01/2025
(a)
25,000 20,155
6.13%, 4/01/2028
(a)
38,000 21,079
LFS Topco LLC, 5.88%, 10/15/2026
(a)
20,000 16,904
Liberty Mutual Group, Inc.
7.80%, 3/15/2037
(a)
25,000 24,002
4.13%, 12/15/2051
(a)
15,000 11,939
4.30%, 2/01/2061
(a)
56,000 29,179
Macquarie Airfinance Holdings Ltd., 8.38%,
5/01/2028
(a)
35,000 34,886
MGIC Investment Corp., 5.25%, 8/15/2028 28,000 25,845
Midcap Financial Issuer Trust
6.50%, 5/01/2028
(a)
46,000 39,169
5.63%, 1/15/2030
(a)
33,000 25,555
MPT Operating Partnership LP / MPT Finance
Corp.
5.00%, 10/15/2027 51,000 39,509
4.63%, 8/01/2029 60,000 41,695
3.50%, 3/15/2031 78,000 47,444
Nationstar Mortgage Holdings, Inc.
5.00%, 2/01/2026
(a)
44,000 40,810
6.00%, 1/15/2027
(a)
30,000 27,921
5.50%, 8/15/2028
(a)
45,000 39,743
5.13%, 12/15/2030
(a)
47,000 38,197
5.75%, 11/15/2031
(a)
33,000 27,321
Navient Corp.
6.75%, 6/25/2025 8,000 7,813
6.75%, 6/15/2026 29,000 27,534
5.00%, 3/15/2027 30,000 26,415
4.88%, 3/15/2028 18,000 14,899
5.50%, 3/15/2029 70,000 56,818
5.63%, 8/01/2033 6,000 4,088
Necessity Retail REIT, Inc. (The) / American
Finance Operating Partner LP, 4.50%,
9/30/2028
(a)
55,000 41,167
NFP Corp.
4.88%, 8/15/2028
(a)
38,000 33,416
6.88%, 8/15/2028
(a)
95,000 81,181
7.50%, 10/01/2030
(a)
16,000 15,177
NMI Holdings, Inc., 7.38%, 6/01/2025
(a)
40,000 40,074
Office Properties Income Trust
4.50%, 2/01/2025 50,000 43,202
2.65%, 6/15/2026 5,000 3,293
2.40%, 2/01/2027 30,000 16,760
3.45%, 10/15/2031 24,000 11,939
OneMain Finance Corp.
6.88%, 3/15/2025 50,000 49,366
7.13%, 3/15/2026 80,000 77,745
3.50%, 1/15/2027 14,000 11,852
6.63%, 1/15/2028 9,000 8,231
3.88%, 9/15/2028 75,000 59,592
9.00%, 1/15/2029 20,000 19,507

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 10.7% (continued)
5.38%, 11/15/2029 35,000 28,909
4.00%, 9/15/2030 80,000 58,596
Osaic Holdings, Inc., 10.75%, 8/01/2027
(a)
1,000 995
Oxford Finance LLC / Oxford Finance Co.-
Issuer II, Inc., 6.38%, 2/01/2027
(a)
25,000 22,789
Pacific Western Bank, 3.25%, 5/01/2031 35,000 25,899
Park Intermediate Holdings LLC / PK
Domestic Property LLC / PK Finance
Co.-Issuer
7.50%, 6/01/2025
(a)
26,000 25,786
5.88%, 10/01/2028
(a)
9,000 8,106
4.88%, 5/15/2029
(a)
69,000 57,870
PennyMac Financial Services, Inc.
5.38%, 10/15/2025
(a)
16,000 15,231
4.25%, 2/15/2029
(a)
60,000 48,997
5.75%, 9/15/2031
(a)
22,000 18,031
PHH Mortgage Corp., 7.88%, 3/15/2026
(a)
35,000 30,293
PRA Group, Inc.
7.38%, 9/01/2025
(a)
10,000 9,353
8.38%, 2/01/2028
(a)
26,000 21,395
5.00%, 10/01/2029
(a)
45,000 30,310
Provident Financing Trust I, 7.41%,
3/15/2038 5,000 4,923
Provident Funding Associates LP / PFG
Finance Corp., 6.38%, 6/15/2025
(a)
13,000 11,567
Realogy Group LLC / Realogy Co.-Issuer Corp.
5.75%, 1/15/2029
(a)(b)
20,000 12,643
5.25%, 4/15/2030
(a)(b)
20,000 12,500
RHP Hotel Properties LP / RHP Finance Corp.
7.25%, 7/15/2028
(a)
17,000 16,577
4.50%, 2/15/2029
(a)
7,000 5,960
Rithm Capital Corp., 6.25%, 10/15/2025
(a)
25,000 23,747
RLJ Lodging Trust LP
3.75%, 7/01/2026
(a)
5,000 4,512
4.00%, 9/15/2029
(a)
5,000 4,078
Rocket Mortgage LLC / Rocket Mortgage Co.-
Issuer, Inc.
2.88%, 10/15/2026
(a)
25,000 21,782
3.63%, 3/01/2029
(a)
37,000 30,084
3.88%, 3/01/2031
(a)
55,000 42,516
4.00%, 10/15/2033
(a)
35,000 25,735
Ryan Specialty LLC, 4.38%, 2/01/2030
(a)
35,000 30,134
Sagicor Financial Co. Ltd., 5.30%, 5/13/2028
(a)
46,000 42,811
SBA Communications Corp.
3.88%, 2/15/2027 44,000 40,127
3.13%, 2/01/2029 45,000 37,305
Service Properties Trust
4.35%, 10/01/2024 37,000 35,473
4.50%, 3/15/2025 16,000 14,939
7.50%, 9/15/2025 25,000 24,290
5.25%, 2/15/2026 25,000 22,371
4.75%, 10/01/2026 18,000 15,296
4.95%, 2/15/2027 7,000 5,840
5.50%, 12/15/2027 12,000 10,119
4.95%, 10/01/2029 20,000 14,413
4.38%, 2/15/2030 70,000 48,216
SLM Corp., 3.13%, 11/02/2026 11,000 9,611
Starwood Property Trust, Inc.
3.75%, 12/31/2024
(a)
30,000 28,378
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Financial – 10.7% (continued)
4.75%, 3/15/2025 9,000 8,644
3.63%, 7/15/2026
(a)
1,000 882
4.38%, 1/15/2027
(a)
22,000 18,968
Stonex Group, Inc., 8.63%, 6/15/2025
(a)
25,000 25,128
Synchrony Financial, 7.25%, 2/02/2033 32,000 27,166
Texas Capital Bancshares, Inc., 4.00%,
5/06/2031 15,000 12,261
UniCredit SpA
5.86%, 6/19/2032
(a)
87,000 78,473
7.30%, 4/02/2034
(a)
40,000 37,154
5.46%, 6/30/2035
(a)
65,000 53,351
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(a)
33,000 31,450
5.75%, 6/15/2027
(a)
32,000 29,164
5.50%, 4/15/2029
(a)
31,000 25,934
Uniti Group LP / Uniti Fiber Holdings, Inc. /
CSL Capital LLC, 6.00%, 1/15/2030
(a)
51,000 31,301
Uniti Group LP / Uniti Group Finance, Inc. /
CSL Capital LLC
10.50%, 2/15/2028
(a)
80,000 77,083
4.75%, 4/15/2028
(a)
21,000 16,904
6.50%, 2/15/2029
(a)
46,000 29,863
USI, Inc., 6.88%, 5/01/2025
(a)
50,000 49,569
Valley National Bancorp
3.00%, 6/15/2031
(b)
13,000 10,399
6.25%, 9/30/2032 15,000 12,276
Western Alliance Bancorp, 3.00%,
6/15/2031
(b)
44,000 33,804
Western Alliance Bank, 5.25%, 6/01/2030 10,000 8,647
Wilton RE Ltd., 6.00%
(a)(e)
15,000 13,107
World Acceptance Corp., 7.00%,
11/01/2026
(a)
11,000 8,972
XHR LP
6.38%, 8/15/2025
(a)
40,000 38,961
4.88%, 6/01/2029
(a)
4,000 3,418
5,734,785
Industrial – 11.7%
Acproducts Holdings, Inc., 6.38%,
5/15/2029
(a)
9,000 5,402
Advanced Drainage Systems, Inc.
5.00%, 9/30/2027
(a)
13,000 12,202
6.38%, 6/15/2030
(a)
24,000 22,743
AECOM, 5.13%, 3/15/2027 20,000 18,859
AerCap Global Aviation Trust, 6.50%,
6/15/2045
(a)
9,000 8,828
Ameritex Holdco Intermediate LLC, 10.25%,
10/15/2028
(a)
10,000 9,467
Amsted Industries, Inc.
5.63%, 7/01/2027
(a)
40,000 36,958
4.63%, 5/15/2030
(a)
35,000 28,582
ARD Finance SA, 6.50%, 6/30/2027
(a)(c)
39,000 22,738
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC
6.00%, 6/15/2027
(a)
50,000 47,306
3.25%, 9/01/2028
(a)
5,000 4,083
4.00%, 9/01/2029
(a)(b)
76,000 56,993
Ardagh Packaging Finance PLC / Ardagh
Holdings USA, Inc.
5.25%, 4/30/2025
(a)
37,000 35,659
4.13%, 8/15/2026
(a)
60,000 52,957

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 11.7% (continued)
5.25%, 8/15/2027
(a)
70,000 50,969
5.25%, 8/15/2027
(a)
38,000 27,648
Artera Services LLC, 9.03%, 12/04/2025
(a)
45,000 40,619
Atkore, Inc., 4.25%, 6/01/2031
(a)
20,000 16,529
ATS Corp., 4.13%, 12/15/2028
(a)
20,000 17,158
Ball Corp.
5.25%, 7/01/2025 40,000 39,380
4.88%, 3/15/2026 33,000 31,790
6.88%, 3/15/2028 34,000 33,947
6.00%, 6/15/2029 33,000 31,606
2.88%, 8/15/2030 45,000 35,079
3.13%, 9/15/2031 40,000 30,929
Berry Global, Inc.
4.50%, 2/15/2026
(a)
5,000 4,714
5.63%, 7/15/2027
(a)(b)
12,000 11,468
Boise Cascade Co., 4.88%, 7/01/2030
(a)
25,000 21,503
Bombardier, Inc.
7.13%, 6/15/2026
(a)
85,000 81,798
7.88%, 4/15/2027
(a)
88,000 84,732
6.00%, 2/15/2028
(a)
4,000 3,551
7.50%, 2/01/2029
(a)(b)
8,000 7,410
7.45%, 5/01/2034
(a)
5,000 5,597
Brand Industrial Services, Inc., 10.38%,
8/01/2030
(a)
41,000 40,738
Brundage-Bone Concrete Pumping Holdings,
Inc., 6.00%, 2/01/2026
(a)
44,000 41,590
Builders FirstSource, Inc.
4.25%, 2/01/2032
(a)
60,000 47,762
6.38%, 6/15/2032
(a)
15,000 13,748
BWX Technologies, Inc.
4.13%, 6/30/2028
(a)
47,000 41,533
4.13%, 4/15/2029
(a)
11,000 9,505
Camelot Return Merger Sub, Inc., 8.75%,
8/01/2028
(a)
76,000 70,961
Cargo Aircraft Management, Inc., 4.75%,
2/01/2028
(a)
3,000 2,647
Carriage Purchaser, Inc., 7.88%, 10/15/2029
(a)
15,000 11,015
Cascades, Inc. / Cascades USA, Inc.
5.13%, 1/15/2026
(a)
16,000 15,276
5.38%, 1/15/2028
(a)
25,000 22,648
Cellnex Finance Co. SA, 3.88%, 7/07/2041
(a)
30,000 20,482
Chart Industries, Inc.
7.50%, 1/01/2030
(a)
39,000 38,318
9.50%, 1/01/2031
(a)
13,000 13,393
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
5,000 4,667
5.13%, 7/15/2029
(a)
15,000 13,498
6.38%, 2/01/2031
(a)
50,000 47,592
Clearwater Paper Corp.
5.38%, 2/01/2025
(a)
10,000 9,790
4.75%, 8/15/2028
(a)
10,000 8,827
Clydesdale Acquisition Holdings, Inc.
6.63%, 4/15/2029
(a)
36,000 32,706
8.75%, 4/15/2030
(a)
66,000 52,652
Coherent Corp., 5.00%, 12/15/2029
(a)
47,000 39,930
Cornerstone Building Brands, Inc., 6.13%,
1/15/2029
(a)
3,000 2,200
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 11.7% (continued)
Covanta Holding Corp.
4.88%, 12/01/2029
(a)
65,000 50,852
5.00%, 9/01/2030 1,000 779
CP Atlas Buyer, Inc., 7.00%, 12/01/2028
(a)
38,000 28,956
Crown Americas LLC, 5.25%, 4/01/2030 25,000 22,625
Crown Americas LLC / Crown Americas
Capital Corp. V, 4.25%, 9/30/2026 5,000 4,726
Crown Americas LLC / Crown Americas
Capital Corp. VI, 4.75%, 2/01/2026 44,000 42,446
Danaos Corp., 8.50%, 3/01/2028
(a)
20,000 20,003
Dycom Industries, Inc., 4.50%, 4/15/2029
(a)
15,000 12,951
Eco Material Technologies, Inc., 7.88%,
1/31/2027
(a)
69,000 65,492
Emerald Debt Merger Sub LLC, 6.63%,
12/15/2030
(a)
120,000 114,248
Energizer Holdings, Inc.
6.50%, 12/31/2027
(a)
30,000 28,140
4.75%, 6/15/2028
(a)
13,000 11,167
4.38%, 3/31/2029
(a)
24,000 19,689
EnerSys, 4.38%, 12/15/2027
(a)
13,000 11,635
EnPro Industries, Inc., 5.75%, 10/15/2026 18,000 17,158
Enviri Corp., 5.75%, 7/31/2027
(a)
20,000 16,944
F-Brasile SpA / F-Brasile US LLC, Series XR,
7.38%, 8/15/2026
(a)
10,000 9,517
First Student Bidco, Inc. / First Transit Parent,
Inc., 4.00%, 7/31/2029
(a)
39,000 31,402
Fluor Corp., 4.25%, 9/15/2028 20,000 18,155
Fortress Transportation & Infrastructure
Investors LLC
6.50%, 10/01/2025
(a)
16,000 15,877
9.75%, 8/01/2027
(a)
4,000 4,112
5.50%, 5/01/2028
(a)
46,000 41,902
Forward Air Corp., 9.50%, 10/15/2031
(a)
34,000 33,145
FXI Holdings, Inc.
12.25%, 11/15/2026
(a)
32,000 26,601
12.25%, 11/15/2026
(a)
20,000 16,618
Gates Global LLC / Gates Corp., 6.25%,
1/15/2026
(a)(b)
29,000 28,340
GFL Environmental, Inc.
4.25%, 6/01/2025
(a)
43,000 41,385
3.75%, 8/01/2025
(a)
34,000 32,325
5.13%, 12/15/2026
(a)
22,000 20,936
4.00%, 8/01/2028
(a)
74,000 63,885
3.50%, 9/01/2028
(a)
6,000 5,161
4.38%, 8/15/2029
(a)
40,000 34,122
Global Infrastructure Solutions, Inc.
5.63%, 6/01/2029
(a)
35,000 28,271
7.50%, 4/15/2032
(a)
15,000 12,342
Graftech Finance, Inc., 4.63%, 12/15/2028
(a)
40,000 29,361
Graftech Global Enterprises, Inc., 9.88%,
12/15/2028
(a)
50,000 44,953
Graham Packaging Co., Inc., 7.13%,
8/15/2028
(a)
5,000 3,879
Graphic Packaging International LLC
4.75%, 7/15/2027
(a)
5,000 4,670
3.50%, 3/15/2028
(a)
11,000 9,667
3.50%, 3/01/2029
(a)
13,000 10,905
3.75%, 2/01/2030
(a)
15,000 12,338
Great Lakes Dredge & Dock Corp., 5.25%,
6/01/2029
(a)(b)
25,000 20,457

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 11.7% (continued)
Griffon Corp., 5.75%, 3/01/2028 45,000 40,646
Hillenbrand, Inc.
5.75%, 6/15/2025 22,000 21,596
5.00%, 9/15/2026 1,000 963
3.75%, 3/01/2031 6,000 4,720
Howmet Aerospace, Inc.
5.13%, 10/01/2024 20,000 19,732
6.88%, 5/01/2025 30,000 30,127
5.90%, 2/01/2027 11,000 10,850
6.75%, 1/15/2028 22,000 22,055
3.00%, 1/15/2029 30,000 25,293
5.95%, 2/01/2037 30,000 27,456
Husky III Holding Ltd., 13.00%, 2/15/2025
(a)(c)
35,000 33,818
Imola Merger Corp., 4.75%, 5/15/2029
(a)
102,000 89,071
Innovate Corp., 8.50%, 2/01/2026
(a)
15,000 11,547
Intelligent Packaging Ltd. Finco, Inc. /
Intelligent Packaging Ltd. Co.-Issuer LLC,
6.00%, 9/15/2028
(a)
61,000 50,438
Iris Holdings, Inc., 10.00%, 12/15/2028
(a)
25,000 18,344
James Hardie International Finance DAC,
5.00%, 1/15/2028
(a)
55,000 50,990
JELD-WEN, Inc.
4.63%, 12/15/2025
(a)
6,000 5,691
4.88%, 12/15/2027
(a)
16,000 13,636
Knife River Corp., 7.75%, 5/01/2031
(a)
2,000 1,993
LABL, Inc.
6.75%, 7/15/2026
(a)
34,000 31,330
10.50%, 7/15/2027
(a)
43,000 37,387
5.88%, 11/01/2028
(a)
49,000 41,864
8.25%, 11/01/2029
(a)
20,000 14,850
Likewize Corp., 9.75%, 10/15/2025
(a)
10,000 9,941
Louisiana-Pacific Corp., 3.63%, 3/15/2029
(a)
15,000 12,450
LSB Industries, Inc., 6.25%, 10/15/2028
(a)
40,000 35,537
Madison IAQ LLC
4.13%, 6/30/2028
(a)
26,000 21,712
5.88%, 6/30/2029
(a)
36,000 27,885
Manitowoc Co., Inc. (The), 9.00%,
4/01/2026
(a)(b)
21,000 20,654
Masonite International Corp.
5.38%, 2/01/2028
(a)
63,000 58,027
3.50%, 2/15/2030
(a)
15,000 12,001
Mauser Packaging Solutions Holding Co.
7.88%, 8/15/2026
(a)
142,000 133,041
9.25%, 4/15/2027
(a)
61,000 51,000
MIWD Holdco II LLC / MIWD Finance Corp.,
5.50%, 2/01/2030
(a)
6,000 4,762
Moog, Inc., 4.25%, 12/15/2027
(a)
41,000 37,102
NAC Aviation 29 DAC, 4.75%, 6/30/2026 4,984 4,587
New Enterprise Stone & Lime Co., Inc.
5.25%, 7/15/2028
(a)
9,000 7,958
9.75%, 7/15/2028
(a)
20,000 19,953
OI European Group BV, 4.75%, 2/15/2030
(a)
34,000 28,923
OT Merger Corp., 7.88%, 10/15/2029
(a)
18,000 10,621
Owens-Brockway Glass Container, Inc.
6.38%, 8/15/2025
(a)
14,000 13,654
6.63%, 5/13/2027
(a)
7,000 6,659
Pactiv Evergreen Group Issuer LLC / Pactiv
Evergreen Group Issuer, Inc., 4.38%,
10/15/2028
(a)
54,000 46,154
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 11.7% (continued)
Pactiv LLC
7.95%, 12/15/2025 17,000 16,832
8.38%, 4/15/2027 10,000 9,810
Park-Ohio Industries, Inc., 6.63%, 4/15/2027 26,000 22,528
PGT Innovations, Inc., 4.38%, 10/01/2029
(a)
16,000 14,932
Railworks Holdings LP / Railworks Rally, Inc.,
8.25%, 11/15/2028
(a)
15,000 14,210
Rand Parent LLC, 8.50%, 2/15/2030
(a)(b)
40,000 36,450
Roller Bearing Co. of America, Inc., 4.38%,
10/15/2029
(a)
2,000 1,697
Rolls-Royce PLC
3.63%, 10/14/2025
(a)
63,000 59,264
5.75%, 10/15/2027
(a)
48,000 45,497
Sealed Air Corp.
5.13%, 12/01/2024
(a)
20,000 19,655
4.00%, 12/01/2027
(a)
13,000 11,561
6.13%, 2/01/2028
(a)
11,000 10,462
5.00%, 4/15/2029
(a)
41,000 36,514
6.88%, 7/15/2033
(a)
28,000 26,384
Seaspan Corp., 5.50%, 8/01/2029
(a)
35,000 26,998
Sensata Technologies BV
5.63%, 11/01/2024
(a)
14,000 13,879
5.00%, 10/01/2025
(a)
42,000 40,895
4.00%, 4/15/2029
(a)
60,000 51,027
5.88%, 9/01/2030
(a)
45,000 41,102
Sensata Technologies, Inc.
4.38%, 2/15/2030
(a)
32,000 26,995
3.75%, 2/15/2031
(a)
18,000 14,409
Silgan Holdings, Inc., 4.13%, 2/01/2028 23,000 20,478
Smyrna Ready Mix Concrete LLC, 6.00%,
11/01/2028
(a)
50,000 46,235
Spirit AeroSystems, Inc.
7.50%, 4/15/2025
(a)
5,000 4,987
3.85%, 6/15/2026 10,000 9,245
4.60%, 6/15/2028 1,000 792
9.38%, 11/30/2029
(a)
14,000 14,382
SPX Flow, Inc., 8.75%, 4/01/2030
(a)
3,000 2,746
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
80,000 73,978
4.38%, 7/15/2030
(a)
81,000 66,267
3.38%, 1/15/2031
(a)
51,000 38,578
Stericycle, Inc., 3.88%, 1/15/2029
(a)
55,000 46,874
Summit Materials LLC / Summit Materials
Finance Corp.
6.50%, 3/15/2027
(a)
25,000 24,368
5.25%, 1/15/2029
(a)
80,000 72,538
Terex Corp., 5.00%, 5/15/2029
(a)
55,000 48,398
Tervita Corp., 11.00%, 12/01/2025
(a)
16,000 16,686
Titan Acquisition Ltd. / Titan Co.-Borrower
LLC, 7.75%, 4/15/2026
(a)
37,000 34,671
TK Elevator US Newco, Inc., 5.25%,
7/15/2027
(a)
82,000 74,648
TopBuild Corp., 4.13%, 2/15/2032
(a)
22,000 17,445
TransDigm, Inc.
6.25%, 3/15/2026
(a)
248,000 242,482
7.50%, 3/15/2027 13,000 12,979
5.50%, 11/15/2027 151,000 140,699
6.75%, 8/15/2028
(a)
118,000 114,680
4.63%, 1/15/2029 70,000 60,310

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Industrial – 11.7% (continued)
4.88%, 5/01/2029 60,000 52,076
6.88%, 12/15/2030
(a)
80,000 77,390
Trident TPI Holdings, Inc., 12.75%,
12/31/2028
(a)
15,000 15,374
TriMas Corp., 4.13%, 4/15/2029
(a)
35,000 29,333
Triumph Group, Inc.
7.75%, 8/15/2025 3,000 2,850
9.00%, 3/15/2028
(a)
53,000 51,296
Trivium Packaging Finance BV
5.50%, 8/15/2026
(a)
48,000 43,564
8.50%, 8/15/2027
(a)
74,000 61,788
TTM Technologies, Inc., 4.00%, 3/01/2029
(a)
47,000 38,612
Tutor Perini Corp., 6.88%, 5/01/2025
(a)
47,000 40,430
Vertiv Group Corp., 4.13%, 11/15/2028
(a)
76,000 66,434
VM Consolidated, Inc., 5.50%, 4/15/2029
(a)
40,000 35,392
Waste Pro USA, Inc., 5.50%, 2/15/2026
(a)
7,000 6,447
Watco Cos. LLC / Watco Finance Corp., 6.50%,
6/15/2027
(a)
45,000 42,157
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 9/15/2028
(a)
30,000 25,774
WESCO Distribution, Inc.
7.13%, 6/15/2025
(a)
65,000 65,094
7.25%, 6/15/2028
(a)
48,000 47,740
XPO CNW, Inc., 6.70%, 5/01/2034 10,000 9,275
XPO Escrow Sub LLC, 7.50%, 11/15/2027
(a)
23,000 22,970
6,235,400
Technology – 4.9%
Ahead DB Holdings LLC, 6.63%, 5/01/2028
(a)
35,000 28,886
Alteryx, Inc., 8.75%, 3/15/2028
(a)
35,000 34,556
Amkor Technology, Inc., 6.63%, 9/15/2027
(a)
10,000 9,739
ams-OSRAM AG, 7.00%, 7/31/2025
(a)
45,000 44,050
athenahealth Group, Inc., 6.50%, 2/15/2030
(a)
99,000 80,694
Black Knight Infoserv LLC, 3.63%,
9/01/2028
(a)
71,000 63,323
Boxer Parent Co., Inc., 7.13%, 10/02/2025
(a)
29,000 28,619
Camelot Finance SA, 4.50%, 11/01/2026
(a)
32,000 29,684
Castle US Holding Corp., 9.50%, 2/15/2028
(a)
13,000 6,810
Central Parent LLC / CDK Global II LLC / CDK
Financing Co., Inc., 8.00%, 6/15/2029
(a)
36,000 35,710
Central Parent, Inc. / CDK Global, Inc., 7.25%,
6/15/2029
(a)
66,000 63,350
Clarivate Science Holdings Corp.
3.88%, 7/01/2028
(a)
34,000 29,311
4.88%, 7/01/2029
(a)
2,000 1,686
Cloud Software Group, Inc.
6.50%, 3/31/2029
(a)
209,000 183,422
9.00%, 9/30/2029
(a)
180,000 153,431
Conduent Business Services LLC / Conduent
State & Local Solutions, Inc., 6.00%,
11/01/2029
(a)
29,000 24,295
Consensus Cloud Solutions, Inc.
6.00%, 10/15/2026
(a)(b)
35,000 32,457
6.50%, 10/15/2028
(a)
20,000 16,572
Crane NXT Co., 4.20%, 3/15/2048 20,000 12,266
CWT Travel Group, Inc., 8.50%, 11/19/2026
(a)
28,000 8,311
Dun & Bradstreet Corp. (The), 5.00%,
12/15/2029
(a)(b)
32,000 27,543
Entegris Escrow Corp., 5.95%, 6/15/2030
(a)
42,000 38,420
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Technology – 4.9% (continued)
Entegris, Inc.
4.38%, 4/15/2028
(a)
25,000 22,310
3.63%, 5/01/2029
(a)(b)
42,000 35,121
Fair Isaac Corp.
5.25%, 5/15/2026
(a)
36,000 34,708
4.00%, 6/15/2028
(a)
39,000 34,683
Helios Software Holdings, Inc. / ION Corporate
Solutions Finance Sarl, 4.63%, 5/01/2028
(a)
20,000 16,818
KBR, Inc., 4.75%, 9/30/2028
(a)
21,000 18,477
McAfee Corp., 7.38%, 2/15/2030
(a)
70,000 55,975
Microstrategy, Inc., 6.13%, 6/15/2028
(a)
60,000 54,329
NCR Atleos Escrow Corp., 9.50%, 4/01/2029
(a)
75,000 73,502
NCR Voyix Corp.
5.00%, 10/01/2028
(a)
40,000 34,555
5.13%, 4/15/2029
(a)
55,000 47,311
5.25%, 10/01/2030
(a)
51,000 42,229
ON Semiconductor Corp., 3.88%, 9/01/2028
(a)
60,000 51,494
Open Text Corp.
3.88%, 2/15/2028
(a)
35,000 30,460
3.88%, 12/01/2029
(a)
39,000 31,970
Open Text Holdings, Inc.
4.13%, 2/15/2030
(a)
29,000 24,053
4.13%, 12/01/2031
(a)
42,000 33,072
Pitney Bowes, Inc.
6.88%, 3/15/2027
(a)
11,000 9,098
7.25%, 3/15/2029
(a)
30,000 22,653
Playtika Holding Corp., 4.25%, 3/15/2029
(a)
25,000 20,153
Presidio Holdings, Inc.
4.88%, 2/01/2027
(a)
16,000 14,623
8.25%, 2/01/2028
(a)
40,000 37,908
PTC, Inc.
3.63%, 2/15/2025
(a)
34,000 32,838
4.00%, 2/15/2028
(a)
27,000 24,055
Rackspace Technology Global, Inc.
3.50%, 2/15/2028
(a)
25,000 10,978
5.38%, 12/01/2028
(a)
20,000 5,877
RingCentral, Inc., 8.50%, 8/15/2030
(a)
48,000 45,609
ROBLOX Corp., 3.88%, 5/01/2030
(a)
38,000 30,829
Rocket Software, Inc., 6.50%, 2/15/2029
(a)
20,000 16,283
RRD Parent, Inc., 10.00%, 10/15/2031
(a)(c)
46,044 78,632
Science Applications International Corp.,
4.88%, 4/01/2028
(a)
55,000 49,358
Seagate HDD Cayman
4.75%, 1/01/2025 20,000 19,579
4.88%, 6/01/2027 20,000 18,788
4.09%, 6/01/2029 39,000 33,725
3.13%, 7/15/2029 2,000 1,486
4.13%, 1/15/2031 21,000 16,762
9.63%, 12/01/2032
(a)
44,000 47,032
5.75%, 12/01/2034 25,000 21,100
SS&C Technologies, Inc., 5.50%, 9/30/2027
(a)
73,000 68,476
Twilio, Inc.
3.63%, 3/15/2029 2,000 1,666
3.88%, 3/15/2031
(b)
37,000 29,541
Unisys Corp., 6.88%, 11/01/2027
(a)
30,000 22,152
Vericast Corp.
11.00%, 9/15/2026
(a)
72,000 76,071
12.50%, 12/15/2027
(a)
15,000 16,708

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Technology – 4.9% (continued)
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%,
9/01/2025
(a)
97,000 79,413
Virtusa Corp., 7.13%, 12/15/2028
(a)
29,000 23,080
West Technology Group LLC, 8.50%,
4/10/2027
(a)
15,000 12,585
Xerox Corp., 6.75%, 12/15/2039 30,000 19,533
Xerox Holdings Corp.
5.00%, 8/15/2025
(a)
42,000 38,637
5.50%, 8/15/2028
(a)
41,000 31,681
ZoomInfo Technologies LLC / ZoomInfo
Finance Corp., 3.88%, 2/01/2029
(a)
30,000 24,764
2,595,875
Utilities – 2.3%
Algonquin Power & Utilities Corp., 4.75%,
1/18/2082 45,000 35,514
AmeriGas Partners LP / AmeriGas Finance
Corp.
5.50%, 5/20/2025 30,000 28,798
5.88%, 8/20/2026 30,000 28,126
5.75%, 5/20/2027 23,000 21,131
9.38%, 6/01/2028
(a)
25,000 24,783
Atlantica Sustainable Infrastructure PLC,
4.13%, 6/15/2028
(a)
45,000 38,843
Calpine Corp.
5.25%, 6/01/2026
(a)
4,000 3,854
4.50%, 2/15/2028
(a)
96,000 86,585
5.13%, 3/15/2028
(a)
49,000 43,853
4.63%, 2/01/2029
(a)
29,000 24,454
5.00%, 2/01/2031
(a)
69,000 55,703
3.75%, 3/01/2031
(a)
3,000 2,395
Clearway Energy Operating LLC
4.75%, 3/15/2028
(a)
9,000 8,061
3.75%, 1/15/2032
(a)
16,000 12,128
DPL, Inc., 4.35%, 4/15/2029 31,000 25,555
Drax Finco PLC, 6.63%, 11/01/2025
(a)
24,000 23,176
Edison International, 8.13%, 6/15/2053 40,000 38,629
FirstEnergy Corp.
Series A, 1.60%, 1/15/2026 50,000 44,938
Series B, 4.15%, 7/15/2027 65,000 60,209
2.65%, 3/01/2030 25,000 20,172
Series B, 2.25%, 9/01/2030 35,000 27,003
Series C, 7.38%, 11/15/2031 15,000 16,147
Series C, 5.10%, 7/15/2047 32,000 26,549
Series C, 3.40%, 3/01/2050 22,000 13,287
Leeward Renewable Energy Operations LLC,
4.25%, 7/01/2029
(a)
20,000 16,365
NextEra Energy Operating Partners LP
3.88%, 10/15/2026
(a)
6,000 5,457
4.50%, 9/15/2027
(a)
1,000 897
NRG Energy, Inc.
5.75%, 1/15/2028 30,000 28,173
5.25%, 6/15/2029
(a)
37,000 32,717
3.88%, 2/15/2032
(a)
41,000 30,624
Panoche Energy Center LLC, 6.89%,
7/31/2029
(a)
15,926 15,851
Pattern Energy Operations LP / Pattern
Energy Operations, Inc., 4.50%,
8/15/2028
(a)
75,000 65,245
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 98.1% (continued)
Utilities – 2.3% (continued)
PG&E Corp.
5.00%, 7/01/2028
(b)
5,000 4,531
5.25%, 7/01/2030 42,000 36,780
Pike Corp., 5.50%, 9/01/2028
(a)
1,000 855
Solaris Midstream Holdings LLC, 7.63%,
4/01/2026
(a)
20,000 19,116
TerraForm Global Operating LP, 6.13%,
3/01/2026
(a)
35,000 33,710
TransAlta Corp.
7.75%, 11/15/2029 32,000 32,019
6.50%, 3/15/2040 5,000 4,436
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
93,000 88,663
5.63%, 2/15/2027
(a)
71,000 66,819
5.00%, 7/31/2027
(a)
11,000 10,092
4.38%, 5/01/2029
(a)
46,000 38,994
1,241,237
Total Corporate Bonds (cost $57,296,673) 52,529,821
Shares
Investment Companies – 0.4%
Registered Investment Companies – 0.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.32%
(g)(h)
(cost $191,178) 191,178 191,178
Investment of Cash Collateral for Securities Loaned – 3.3%
Registered Investment Companies – 3.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
5.32%
(g)(h)
(cost $1,756,613) 1,756,613 1,756,613
Total Investments (cost $59,244,464) 101.8% 54,477,612
Liabilities, Less Cash and Receivables (1.8)% (965,844)
Net Assets 100.0% 53,511,768
REIT—Real Estate Investment Trust

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities were valued at $42,320,805 or 79.09% of net assets.
(b)
Security, or portion thereof, on loan. At October 31, 2023, the value of the fund’s securities on loan was $1,720,576 and the value of the collateral was $2,015,994, consisting of cash collateral of
$1,756,613 and U.S. Government & Agency securities valued at $259,381. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Payment-in-kind security and interest may be paid in additional par.
(d)
Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The aggregate value of these securities at October 31, 2023 was $91,898, which represented
0.17% of the Fund’s Net Assets.
(e)
Perpetual bond with no specified maturity date.
(f)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(g)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(h)
The rate shown is the 1-day yield as of October 31, 2023.
Portfolio Summary (Unaudited)
†
Value (%)
Consumer, Cyclical 21.9
Communications 14.5
Consumer, Non-cyclical 14.2
Energy 13.1
Industrial 11.7
Financial 10.7
Technology 4.9
Basic Materials 4.8
Registered Investment Companies 3.7
Utilities 2.3
Diversified 0.0
101.8
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended October 31, 2023 are as follows:
Description
Value ($)
10/31/22 Purchases ($)
1
Sales ($)
Value ($)
10/31/23
Dividends/
Distributions ($)
Investment Companies – 0.4%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 751,976 27,777,801 (28,338,599) 191,178 63,147
Investment of Cash Collateral for Securities Loaned – 3.3%
Dreyfus Institutional Preferred Government Money
Market Fund, Institutional Shares 1,486,128 36,686,898 (36,416,413) 1,756,613 67,589
2
Total – 3.7% 2,238,104 64,464,699 (64,755,012) 1,947,791 130,736
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

STATEMENTS OF ASSETS AND LIABILITIES
October 31, 2023
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 1,690,606,683 419,624,089 95,164,738
Affiliated issuers 2,097,480 1,353,283 2,058,276
Collateral with brokers for initial margin—Note 4 475,000 274,000 43,000
Dividends receivable 1,259,327 260,711 33,733
Receivable for futures variation margin—Note 4 19,875 5,521 1,480
Tax reclaim receivable—Note 2(b) 13,319 502 277
Securities lending income receivable 2,401 4,270 3,751
Due from BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 278 — —
1,694,474,363 421,522,376 97,305,255
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 14,409 3,312
Liability for securities on loan—Note 2(c) — 992,299 1,934,033
— 1,006,708 1,937,345
Net Assets ($) 1,694,474,363 420,515,668 95,367,910
Composition of Net Assets ($):
Paid-in capital 1,679,764,729 472,003,889 120,986,777
Total distributable earnings (loss) 14,709,634 (51,488,221) (25,618,867)
Net Assets ($) 1,694,474,363 420,515,668 95,367,910
Shares outstanding no par value (unlimited shares authorized): 21,370,000 5,530,000 1,250,000
Net asset value per share 79.29 76.04 76.29
Market price per share 79.24 76.08 76.35
†
Investments at cost ($)
Unaffiliated issuers 1,655,185,809 457,559,151 108,739,969
Affiliated issuers 2,097,480 1,353,283 2,058,276
††
Value of securities on loan ($) 27,381,198 6,212,992 4,892,337

STATEMENTS OF ASSETS AND LIABILITIES
(continued)
See Notes to Financial Statements
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on loan)
††
—Note 2(c): – –
Unaffiliated issuers 441,680,213 86,244,235
Affiliated issuers 906,634 61,241
Cash denominated in foreign currency
†††
438,953 70,579
Collateral with brokers for initial margin—Note 4 114,000 53,000
Dividends receivable 1,006,299 99,309
Tax reclaim receivable—Note 2(b) 735,211 1,550
Receivable for futures variation margin—Note 4 6,087 —
Securities lending income receivable 123 9
444,887,520 86,529,923
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 15,306 8,259
Liability for securities on loan—Note 2(c) 247,970 11,880
Payable for futures variation margin—Note 4 — 1,525
Payable for foreign capital gains tax—Note 2(b) — 204,887
263,276 226,551
Net Assets ($) 444,624,244 86,303,372
Composition of Net Assets ($):
Paid-in capital 475,873,057 96,415,749
Total distributable earnings (loss) (31,248,813) (10,112,377)
Net Assets ($) 444,624,244 86,303,372
Shares outstanding no par value (unlimited shares authorized): 7,150,000 1,700,000
Net asset value per share 62.19 50.77
Market price per share 62.88 50.67
†
Investments at cost ($)
Unaffiliated issuers 460,120,120 91,907,809
Affiliated issuers 906,634 61,241
††
Value of securities on loan ($) 247,338 36,429
†††
Cash denominated in foreign currency (cost) ($) 440,156 70,502

See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon High
Yield Beta ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on loan)
††
—Note 2(c): – –
Unaffiliated issuers 536,937,786 52,529,821
Affiliated issuers 16,208,532 1,947,791
Cash 178,137 22,777
Receivable for investment securities sold 5,731,374 1,670,424
Interest receivable 3,728,264 927,065
Receivable for investment securities sold—TBA 317,763 —
Dividends receivable 57,935 1,830
Securities lending income receivable 2,500 1,797
Due from BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 1,090 —
563,163,381 57,101,505
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 11,762
TBA sale commitments at value—Note 4
†††
66,355 —
Liability for securities on loan—Note 2(c) 2,568,411 1,756,613
Payable for investment securities purchased—TBA 12,856,744 —
Payable for investment securities purchased 6,757,062 1,821,362
22,248,572 3,589,737
Net Assets ($) 540,914,809 53,511,768
Composition of Net Assets ($):
Paid-in capital 618,355,537 60,419,299
Total distributable earnings (loss) (77,440,728) (6,907,531)
Net Assets ($) 540,914,809 53,511,768
Shares outstanding no par value (unlimited shares authorized): 13,700,000 1,200,000
Net asset value per share 39.48 44.59
Market price per share 39.52 44.61
†
Investments at cost ($)
Unaffiliated issuers 601,745,713 57,296,673
Affiliated issuers 16,208,532 1,947,791
††
Value of securities on loan ($) 8,412,809 1,720,576
†††
TBA sale commitments proceeds ($) 66,415 —

STATEMENTS OF OPERATIONS
Year Ended October 31, 2023
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
22,038,733 5,277,249 1,155,438
Affiliated issuers 130,378 46,953 10,125
Interest — — 5
Income from securities lending—Note 2(c) 48,109 53,392 107,330
Total Income 22,217,220 5,377,594 1,272,898
Expenses:
Management fee—Note 3(a) — 126,496 31,448
Total Expenses — 126,496 31,448
Net Investment Income 22,217,220 5,251,098 1,241,450
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (13,856,070) (10,451,099) (3,169,216)
Net realized gain (loss) on in-kind redemptions 60,968,717 (6,562,589) (641,349)
Net realized gain (loss) on futures 352,263 201,381 (29,543)
Net realized gain (loss) 47,464,910 (16,812,307) (3,840,108)
Net change in unrealized appreciation (depreciation) on investments 75,102,312 (39,403,595) (7,278,977)
Net change in unrealized appreciation (depreciation) on futures (107,642) (42,774) (15,791)
Net change in unrealized appreciation (depreciation) 74,994,670 (39,446,369) (7,294,768)
Net Realized and Unrealized Gain (Loss) on Investments 122,459,580 (56,258,676) (11,134,876)
Net Increase (Decrease) in Net Assets Resulting from Operations 144,676,800 (51,007,578) (9,893,426)
†
Net of foreign taxes withheld at source ($) 5,303 2,020 733

See Notes to Financial Statements
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
12,413,065 2,135,433
Affiliated issuers 16,998 13,899
Income from securities lending—Note 2(c) 1,821 1,179
Total Income 12,431,884 2,150,511
Expenses:
Management fee—Note 3(a) 148,866 80,134
Total Expenses 148,866 80,134
Net Investment Income 12,283,018 2,070,377
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (6,249,164) (2,373,603)
Net realized gain (loss) on futures 180,288 (8,293)
Net realized gain (loss) on foreign capital gains tax—Note 2(b) — (48,798)
Net realized gain (loss) (6,068,876) (2,430,694)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions (6,589,069) (3,207,800)
Net change in unrealized appreciation (depreciation) on futures (117,887) (5,197)
Net change in unrealized appreciation (depreciation) on deferred foreign capital gains tax—Note 2(b) — (81,586)
Net change in unrealized appreciation (depreciation) (6,706,956) (3,294,583)
Net Realized and Unrealized Gain (Loss) on Investments (12,775,832) (5,725,277)
Net Increase (Decrease) in Net Assets Resulting from Operations (492,814) (3,654,900)
†
Net of foreign taxes withheld at source ($) 1,364,288 277,036

STATEMENTS OF OPERATIONS
(continued)
See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon High
Yield Beta ETF
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 469,587 63,147
Interest 15,069,097 12,281,031
Income from securities lending—Note 2(c) 31,415 67,589
Total Income 15,570,099 12,411,767
Expenses:
Management fee—Note 3(a) — 349,287
Total Expenses — 349,287
Net Investment Income 15,570,099 12,062,480
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (8,888,614) (1,990,708)
Net realized gain (loss) on in-kind redemptions (2,151,550) (10,029,125)
Net realized gain (loss) on swap agreements — 41,739
Net realized gain (loss) (11,040,164) (11,978,094)
Net change in unrealized appreciation (depreciation) on investments (9,764,935) (23,291)
Net change in unrealized appreciation (depreciation) on swap agreements — (55,823)
Net change in unrealized appreciation (depreciation) (9,764,935) (79,114)
Net Realized and Unrealized Gain (Loss) on Investments (20,805,099) (12,057,208)
Net Increase (Decrease) in Net Assets Resulting from Operations (5,235,000) 5,272

STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF BNY Mellon US Mid Cap Core Equity ETF
Year Ended October 31, Year Ended October 31,
2023 2022 2023 2022
Operations ($):
Net investment income 22,217,220 6,706,091 5,251,098 1,609,247
Net realized gain (loss) on investments 47,464,910 11,579,473 (16,812,307) 5,782,007
Net change in unrealized appreciation (depreciation) on investments 74,994,670 (106,801,762) (39,446,369) (25,352,625)
Net Increase (Decrease) in Net Assets Resulting from
Operations 144,676,800 (88,516,198) (51,007,578) (17,961,371)
Distributions ($):
Distributions to shareholders (20,945,065) (6,591,566) (5,046,679) (1,602,989)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser,
LLC—Note 3(a) 2,614 608 — —
Beneficial Interest Transactions ($):
Proceeds from shares sold 1,505,088,913 241,331,150 746,766,023 36,473,708
Cost of shares redeemed (372,505,231) (99,553,901) (356,623,557) (43,323,279)
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 1,132,583,682 141,777,249 390,142,466 (6,849,571)
Total Increase (Decrease) in Net Assets 1,256,318,031 46,670,093 334,088,209 (26,413,931)
Net Assets ($):
Beginning of Period 438,156,332 391,486,239 86,427,459 112,841,390
End of Period 1,694,474,363 438,156,332 420,515,668 86,427,459
Changes in Shares Outstanding:
Shares sold 19,960,000 2,920,000 8,920,000 430,000
Shares redeemed (4,740,000) (1,270,000) (4,500,000) (520,000)
Net Increase (Decrease) in Shares Outstanding 15,220,000 1,650,000 4,420,000 (90,000)

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF BNY Mellon International Equity ETF
Year Ended October 31, Year Ended October 31,
2023 2022 2023 2022
Operations ($):
Net investment income 1,241,450 1,071,686 12,283,018 3,664,805
Net realized gain (loss) on investments (3,840,108) 3,330,623 (6,068,876) (6,111,982)
Net change in unrealized appreciation (depreciation) on investments (7,294,768) (23,799,420) (6,706,956) (25,971,464)
Net Increase (Decrease) in Net Assets Resulting from
Operations (9,893,426) (19,397,111) (492,814) (28,418,641)
Distributions ($):
Distributions to shareholders (1,210,938) (1,135,186) (12,099,003) (3,935,206)
Beneficial Interest Transactions ($):
Proceeds from shares sold 128,271,521 23,680,450 330,181,592 58,965,267
Cost of shares redeemed (57,552,862) (148,204,287) — —
Transaction fees—Note 5 — — 13,918 —
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 70,718,659 (124,523,837) 330,195,510 58,965,267
Total Increase (Decrease) in Net Assets 59,614,295 (145,056,134) 317,603,693 26,611,420
Net Assets ($):
Beginning of Period 35,753,615 180,809,749 127,020,551 100,409,131
End of Period 95,367,910 35,753,615 444,624,244 127,020,551
Changes in Shares Outstanding:
Shares sold 1,520,000 260,000 4,900,000 900,000
Shares redeemed (720,000) (1,660,000) — —
Net Increase (Decrease) in Shares Outstanding 800,000 (1,400,000) 4,900,000 900,000

See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF BNY Mellon Core Bond ETF
Year Ended October 31, Year Ended October 31,
2023 2022 2023 2022
Operations ($):
Net investment income 2,070,377 965,378 15,570,099 6,192,345
Net realized gain (loss) on investments (2,430,694) (1,092,332) (11,040,164) (5,998,306)
Net change in unrealized appreciation (depreciation) on investments (3,294,583) (11,232,453) (9,764,935) (53,636,794)
Net Increase (Decrease) in Net Assets Resulting from
Operations (3,654,900) (11,359,407) (5,235,000) (53,442,755)
Distributions ($):
Distributions to shareholders (2,258,499) (1,005,494) (14,363,073) (5,914,515)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser,
LLC—Note 3(a) — — 9,696 9,023
Beneficial Interest Transactions ($):
Proceeds from shares sold 66,084,881 — 240,849,540 253,670,821
Cost of shares redeemed — — (52,681,766) (17,019,797)
Transaction fees—Note 5 85,652 — 147,929 135,595
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 66,170,533 — 188,315,703 236,786,619
Total Increase (Decrease) in Net Assets 60,257,134 (12,364,901) 168,727,326 177,438,372
Net Assets ($):
Beginning of Period 26,046,238 38,411,139 372,187,483 194,749,111
End of Period 86,303,372 26,046,238 540,914,809 372,187,483
Changes in Shares Outstanding:
Shares sold 1,150,000 — 5,800,000 5,600,000
Shares redeemed — — (1,250,000) (400,000)
Net Increase (Decrease) in Shares Outstanding 1,150,000 — 4,550,000 5,200,000

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon High Yield Beta ETF
Year Ended October 31,
2023 2022
Operations ($):
Net investment income 12,062,480 2,680,876
Net realized gain (loss) on investments (11,978,094) (2,134,045)
Net change in unrealized appreciation (depreciation) on investments (79,114) (6,138,689)
Net Increase (Decrease) in Net Assets Resulting from Operations 5,272 (5,591,858)
Distributions ($):
Distributions to shareholders (11,992,910) (3,578,680)
Beneficial Interest Transactions ($):
Proceeds from shares sold 370,594,918 68,727,238
Cost of shares redeemed (355,512,001) (56,933,620)
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 15,082,917 11,793,618
Total Increase (Decrease) in Net Assets 3,095,279 2,623,080
Net Assets ($):
Beginning of Period 50,416,489 47,793,409
End of Period 53,511,768 50,416,489
Changes in Shares Outstanding:
Shares sold 7,800,000 1,400,000
Shares redeemed (7,700,000) (1,150,000)
Net Increase (Decrease) in Shares Outstanding 100,000 250,000

FINANCIAL HIGHLIGHTS
The following tables describe the performance for the fiscal periods indicated and these figures have been derived from the funds’ financial statements.
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF
Year Ended October 31,
For the Period from
April 9, 2020
(a)
to
October 31, 2020 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 71.24 87.00 61.95 50.00
Investment Operations:
Net investment income
(b)
1.23 1.15 1.06 0.56
Net realized and unrealized gain (loss) on investments 7.99 (15.81) 24.90 11.81
Total from Investment Operations 9.22 (14.66) 25.96 12.37
Distributions: – – – –
Dividends from net investment income (1.17) (1.10) (0.91) (0.42)
Net asset value, end of period 79.29 71.24 87.00 61.95
Market price, end of period 79.24 71.29 87.03 61.82
Net Asset Value Total Return (%)
(c)
13.00 (16.91) 42.08 24.76
Market Price Total Return (%)
(c)
12.85 (16.90) 42.42 24.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(d)
–
(d)
–
(d)
–
(e)
Ratio of net investment income to average net assets 1.57
(d)
1.47
(d)
1.35
(d)
1.63
(e)
Portfolio Turnover Rate
(f)
5.33 5.74 10.53 10.62
Net Assets, end of period ($ x 1,000) 1,694,474 438,156 391,486 93,045
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Amounts do not include the expenses of the underlying fund.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon US Mid Cap Core Equity ETF
Year Ended October 31,
For the Period from
April 9, 2020
(a)
to
October 31, 2020 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 77.86 94.03 65.66 50.00
Investment Operations:
Net investment income
(b)
1.35 1.32 1.07 0.50
Net realized and unrealized gain (loss) on investments (1.99) (16.18) 28.28 15.63
Total from Investment Operations (0.64) (14.86) 29.35 16.13
Distributions: – – – –
Dividends from net investment income (1.18) (1.31) (0.98) (0.47)
Net asset value, end of period 76.04 77.86 94.03 65.66
Market price, end of period 76.08 77.86 94.11 65.55
Net Asset Value Total Return (%)
(c)
(0.89) (15.88) 44.87 32.27
Market Price Total Return (%)
(c)
(0.83) (15.94) 45.23 32.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(d)
0.04
(d)
0.04
(d)
0.04
(e)
Ratio of net investment income to average net assets 1.66
(d)
1.55
(d)
1.24
(d)
1.43
(e)
Portfolio Turnover Rate
(f)
11.76 25.97 32.65 21.26
Net Assets, end of period ($ x 1,000) 420,516 86,427 112,841 39,396
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Amounts do not include the expenses of the underlying fund.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF
Year Ended October 31,
For the Period from
April 9, 2020
(a)
to
October 31, 2020 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 79.45 97.73 67.17 50.00
Investment Operations:
Net investment income
(b)
1.30 1.22 1.25 0.49
Net realized and unrealized gain (loss) on investments (3.30) (18.22) 30.31 17.14
Total from Investment Operations (2.00) (17.00) 31.56 17.63
Distributions: – – – –
Dividends from net investment income (1.16) (1.28) (1.00) (0.46)
Net asset value, end of period 76.29 79.45 97.73 67.17
Market price, end of period 76.35 79.50 97.86 67.03
Net Asset Value Total Return (%)
(c)
(2.59) (17.45) 47.08 35.30
Market Price Total Return (%)
(c)
(2.57) (17.50) 47.59 35.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(d)
0.04
(d)
0.04
(d)
0.04
(e)
Ratio of net investment income to average net assets 1.58
(d)
1.36
(d)
1.34
(d)
1.37
(e)
Portfolio Turnover Rate
(f)
20.13 37.93 50.09 32.54
Net Assets, end of period ($ x 1,000) 95,368 35,754 180,810 40,302
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Amounts do not include the expenses of the underlying fund.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon International Equity ETF
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 56.45 74.38 56.06 50.00
Investment Operations:
Net investment income
(b)
2.19 2.03 1.82 0.76
Net realized and unrealized gain (loss) on investments 5.43
(c)
(17.83) 18.31 6.00
Total from Investment Operations 7.62 (15.80) 20.13 6.76
Distributions: – – – –
Dividends from net investment income (1.88) (2.13) (1.81) (0.70)
Transaction fees
(b)
0.00
(d)
— — —
Net asset value, end of period 62.19 56.45 74.38 56.06
Market price, end of period 62.88 56.52 74.86 56.66
Net Asset Value Total Return (%)
(e)
13.32 (21.49) 36.10 13.49
Market Price Total Return (%)
(e)
14.43 (21.92) 35.52 14.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(f)
0.04
(f)
0.04
(f)
0.04
(g)
Ratio of net investment income to average net assets 3.30
(f)
3.15
(f)
2.57
(f)
2.55
(g)
Portfolio Turnover Rate
(h)
13.57 19.30 13.49 12.82
Net Assets, end of period ($ x 1,000) 444,624 127,021 100,409 30,834
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
Amount represents less than $0.01 per share.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 47.36 69.84 62.45 50.00
Investment Operations:
Net investment income
(b)
1.55 1.76 1.47 0.81
Net realized and unrealized gain (loss) on investments 3.28
(c)
(22.41) 7.69 12.40
Total from Investment Operations 4.83 (20.65) 9.16 13.21
Distributions: – – – –
Dividends from net investment income (1.48) (1.83) (1.77) (0.76)
Transaction fees
(b)
0.06 — — —
Net asset value, end of period 50.77 47.36 69.84 62.45
Market price, end of period 50.67 47.53 69.90 62.92
Net Asset Value Total Return (%)
(d)
10.14 (29.91) 14.61 26.52
Market Price Total Return (%)
(d)
9.55 (29.76) 13.83 27.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.11
(e)
0.11
(e)
0.11
(e)
0.11
(f)
Ratio of net expenses to average net assets 0.11
(e)
0.11
(e)
0.11
(e)
0.11
(f)
Ratio of net investment income to average net assets 2.84
(e)
2.90
(e)
2.00
(e)
2.63
(f)
Portfolio Turnover Rate
(g)
19.90 15.00 17.42 12.84
Net Assets, end of period ($ x 1,000) 86,303 26,046 38,411 34,351
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Amounts do not include the expenses of the underlying fund.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon Core Bond ETF
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of pe riod 40.68 49.30 50.27 50.00
Investment Operations:
Net investment income
(b)
1.47 0.96 0.55 0.32
Net realized and unrealized gain (loss) on investments (1.31) (8.68) (0.75) 0.33
Total from Investment Operations 0.16 (7.72) (0.20) 0.65
Distributions: – – – –
Dividends from net investment income (1.37) (0.92) (0.77) (0.38)
Transaction fees
(b)
0.01 0.02 — —
Net asset value, end of period 39.48 40.68 49.30 50.27
Market price, end of period 39.52 40.66 49.33 50.29
Net Asset Value Total Return (%)
(c)
0.31 (15.82) (0.41) 1.30
Market Price Total Return (%)
(c)
0.44 (15.89) (0.38) 1.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(d)
–
(d)
–
(d)
–
(e)
Ratio of net investment income to average net assets 3.53
(d)
2.15
(d)
1.12
(d)
1.20
(e)
Portfolio Turnover Rate
(f)
64.39 84.75 105.97 27.32
Net Assets, end of period ($ x 1,000) 540,915 372,187 194,745 45,248
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Amounts do not include the expenses of the underlying fund.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon High Yield Beta ETF
Year Ended October 31,
For the Period from
April 24, 2020
(a)
to
October 31, 2020 2023 2022 2021
Per Share Data ($):
Net asset value, beginning of period 45.83 56.23 54.06 50.00
Investment Operations:
Net investment income
(b)
3.53 2.76 2.80 1.70
Net realized and unrealized gain (loss) on investments (0.67) (9.25) 2.66 3.74
Total from Investment Operations 2.86 (6.49) 5.46 5.44
Distributions: – – – –
Dividends from net investment income (4.10) (2.93) (2.87) (1.38)
Dividends from net realized gain on investments — (0.98) (0.42) —
Total Distributions (4.10) (3.91) (3.29) (1.38)
Net asset value, end of period 44.59 45.83 56.23 54.06
Market price, end of period 44.61 45.76 56.24 54.08
Net Asset Value Total Return (%)
(c)
6.30 (12.09) 10.27 10.94
Market Price Total Return (%)
(c)
6.53 (12.26) 10.25 10.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.22
(d)
0.22
(d)
0.22
(d)
0.22
(e)
Ratio of net investment income to average net assets 7.60
(d)
5.51
(d)
4.98
(d)
6.06
(e)
Portfolio Turnover Rate
(f)
39.89 35.81 61.03 39.43
Net Assets, end of period ($ x 1,000) 53,512 50,416 47,793 54,062
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
Amounts do not include the expenses of the underlying fund.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon ETF Trust (the “Trust”) is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management
investment company. The Trust operates as a series company
currently consisting of sixteen series, including the following diversified funds: BNY Mellon US Large Cap Core Equity
ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon
US Small Cap Core Equity ETF, BNY Mellon International
Equity ETF, BNY Mellon Emerging Markets Equity ETF, BNY
Mellon Core Bond ETF and BNY Mellon High Yield Beta ETF
(each, a “fund” and collectively, the “funds”). The investment objective of each fund is to seek to track the performance of an underlying index, as reflected in the table below. BNY Mellon
ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned
subsidiary of The Bank of New York Mellon Corporation (“BNY
Mellon”), serves as each fund’s investment adviser. The Bank of
New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. Mellon Investments Corporation (“Mellon”), an
indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as each fund’s sub-adviser, except for
BNY Mellon High Yield Beta ETF. Insight North America LLC
(“INA”), an indirect wholly-owned subsidiary of BNY Mellon
and an affiliate of the Adviser, serves as BNY Mellon High Yield
Beta ETF’s sub-adviser. BNY Mellon Securities Corporation (the
“Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares.
†
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
††
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is not affiliated with the Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
The shares of the funds are referred to herein as “Shares” or
“Fund’s Shares.” Each Fund’s Shares are listed and traded on
NYSE Arca, Inc. The market price of each Share may differ
to some degree from a fund’s net asset value (“NAV”). Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in
Creation Units by Authorized Participants, the Shares are not
individually redeemable securities of the funds. Individual Fund
Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying
or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources
of authoritative GAAP for SEC registrants. Each fund is an
investment company and applies the accounting and reporting
guidance of the FASB ASC Topic 946 Financial Services-
Investment Companies. Each fund’s financial statements are
prepared in accordance with GAAP, which may require the use
of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund’s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of
indemnifications. The funds’ maximum exposure under
these arrangements is unknown. The funds do not anticipate
recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
 Fund Name Underlying Index
BNY Mellon US Large Cap Core Equity ETF Morningstar
®
US Large Cap Index
SM †
BNY Mellon US Mid Cap Core Equity ETF Morningstar
®
US Mid Cap Index
SM †
BNY Mellon US Small Cap Core Equity ETF Morningstar
®
US Small Cap Index
SM †
BNY Mellon International Equity ETF Morningstar
®
Developed Markets ex-US Large Cap Index
SM †
BNY Mellon Emerging Markets Equity ETF Morningstar
®
Emerging Markets Large Cap Index
SM †
BNY Mellon Core Bond ETF Bloomberg US Aggregate Total Return Index
††
BNY Mellon High Yield Beta ETF Bloomberg US Corporate High Yield Total Return Index
††

Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated
the Adviser as each fund’s valuation designee to make all fair value determinations with respect to each fund’s portfolio of investments, subject to the Board’s oversight and pursuant to
Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies), are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills) are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Board. Investments for which quoted bid
prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a
Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers;
and general market conditions. Each Service and independent
valuation firm is engaged under the general oversight of the
Board. These securities are generally categorized within Level 2 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain
factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of
restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy.
The table below summarizes the inputs used as of October 31,
2023 in valuing each fund’s investments:
Fair Value Measurements
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon US Large Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 1,690,606,683 — — 1,690,606,683
Investment Companies 2,097,480 — — 2,097,480
Liabilities ($)
Other Financial Instruments:
Futures
††
(101,747) — — (101,747)

NOTES TO FINANCIAL STATEMENTS
(continued)
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon US Mid Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 419,624,089 — — 419,624,089
Investment Companies 360,984 — — 360,984
Investment of Cash Collateral for Securities
Loaned 992,299 — — 992,299
Liabilities ($)
Other Financial Instruments:
Futures
††
(19,529) — — (19,529)
BNY Mellon US Small Cap Core Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 95,164,738 — — 95,164,738
Investment Companies 124,243 — — 124,243
Investment of Cash Collateral for Securities
Loaned 1,934,033 — — 1,934,033
Liabilities ($)
Other Financial Instruments:
Futures
††
(12,156) — — (12,156)
BNY Mellon International Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 440,392,879 — 0 440,392,879
Preferred Stocks 1,287,334 — — 1,287,334
Warrants — 0 — 0
Investment Companies 658,664 — — 658,664
Investment of Cash Collateral for Securities
Loaned 247,970 — — 247,970
Liabilities ($)
Other Financial Instruments:
Futures
††
(98,811) — — (98,811)
BNY Mellon Emerging Markets Equity ETF
Assets ($)
Investments In Securities:
†
Common Stocks 84,209,087 — 0 84,209,087
Preferred Stocks 2,035,148 — 0 2,035,148
Investment Companies 49,361 — — 49,361
Investment of Cash Collateral for Securities
Loaned 11,880 — — 11,880
Liabilities ($)
Other Financial Instruments:
Futures
††
(7,709) — — (7,709)
BNY Mellon Core Bond ETF
Assets ($)
Investments In Securities:
†
Asset-Backed Securities — 2,427,472 — 2,427,472
Commercial Mortgage-Backed Securities — 4,670,662 — 4,670,662
Corporate Bonds — 134,146,826 — 134,146,826
Foreign Governmental — 9,037,859 — 9,037,859
Municipal Securities — 1,815,921 — 1,815,921
Supranational Bank — 8,507,152 — 8,507,152
U.S. Government Agencies — 153,716,161 — 153,716,161
U.S. Treasury Government Securities — 222,615,733 — 222,615,733
Investment Companies 13,640,121 — — 13,640,121
Investment of Cash Collateral for Securities
Loaned 2,568,411 — — 2,568,411
Liabilities ($)
TBA Sale Commitments — (66,355) — (66,355)

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
(b) Foreign currency transactions: Each relevant fund does
not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from
the fluctuations arising from changes in the market prices
of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on
securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and
the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: Each relevant fund may be subject to foreign
taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest.
These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of
October
31, 2023
, if any, are disclosed in the funds’ Statements of Assets
and Liabilities.
Level 1 - Unadjusted
Quoted Prices
Level 2 - Other Significant
Observable Inputs
Level 3 -  Significant
Unobservable Inputs Total
BNY Mellon High Yield Beta ETF
Assets ($)
Investments In Securities:
†
Corporate Bonds — 52,529,821 — 52,529,821
Investment Companies 191,178 — — 191,178
Investment of Cash Collateral for Securities
Loaned 1,756,613 — — 1,756,613
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.
Common Stocks ($)
BNY Mellon International Equity ETF
Balance as of 10/31/2022
†
0
Purchases/Issuances —
Sales/Dispositions —
Net realized gain (loss) —
Change in unrealized appreciation (depreciation) —
Transfers into Level 3 —
Transfers out of Level 3 —
Balance as of 10/31/2023
†
0
The amount of total net gain (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 10/31/2023 —
Common Stocks ($)
BNY Mellon Emerging Markets Equity ETF
Balance as of 10/31/2022
†
0
Purchases/Issuances —
Sales/Dispositions —
Net realized gain (loss) —
Change in unrealized appreciation (depreciation) —
Transfers into Level 3 —
Transfers out of Level 3 —
Balance as of 10/31/2023
†
0
The amount of total net gain (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 10/31/2023 —
†
Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

NOTES TO FINANCIAL STATEMENTS
(continued)
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is
recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the
Adviser, or U.S. Government and Agency securities. Any non-
cash collateral received cannot be sold or re-pledged by each fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each fund’s Statement of
Investments. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The
Bank of New York Mellon is required to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’
rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis. The table below summarizes
the amount BNY Mellon earned from each relevant fund from
lending portfolio securities, pursuant to the securities lending agreement during the year ended October 31, 2023.
Securities Lending Agreement
For financial reporting purposes, the funds elect not to offset assets and liabilities subject to a securities lending agreement, if any, in the Statements of Assets and Liabilities. Therefore,
all qualifying transactions are presented on a gross basis in the
Statements of Assets and Liabilities. As of October 31, 2023,
the funds had securities on loan and the value of the related collateral received by each of the funds exceeded the value of the securities loaned by each of the funds. The value of the securities loaned by each fund, if any, are also disclosed in the Statements of Assets and Liabilities and in each fund’s Statement of
Investments. The total amount of cash and non-cash securities lending collateral received is disclosed in the footnotes to each fund’s Statement of Investments.
(d) Affiliated issuers: Investments in other investment
companies advised by the Adviser or its affiliates are defined as
“affiliated” under the Act.
(e) Market Risk: The value of the securities in which each
fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In
addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: To the extent each relevant fund
invests in foreign securities, each fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency
fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information,
political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government
restrictions by the United States and other governments, or
problems in share registration, settlement or custody, may result in losses and/or may impact the correlation between each fund and index performance. Investments denominated the foreign
currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by each fund. To the extent securities held by each fund trade in a market that is closed when the exchange on which each fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in each fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities.
Emerging Market Risk: The securities of issuers located or
doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies. There may
be less information publicly available about an emerging market issuer than about a developed market issuer and/or the available information may be outdated or unreliable. In addition, emerging market issuers may not be subject to accounting, auditing,
legal and financial reporting standards comparable to those in developed markets, potentially making it difficult to evaluate such issuers. Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Additionally, investments in these countries may have restrictions that make it difficult
BNY Mellon US Large Cap Core Equity ETF $6,569
BNY Mellon US Mid Cap Core Equity ETF 7,269
BNY Mellon US Small Cap Core Equity ETF 14,611
BNY Mellon International Equity ETF 247
BNY Mellon Emerging Markets Equity ETF 160
BNY Mellon Core Bond ETF 4,259
BNY Mellon High Yield Beta ETF 9,190

or impossible for each fund to exercise rights, pursue legal remedies, and obtain judgments in foreign courts. Investments in these countries may be subject to political, economic, legal, market and currency risks. The risks may include less protection of property rights and uncertain political and economic policies, greater vulnerability to market manipulation, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses and the imposition of sanctions by other countries, such as the United States. These risks may impact the correlation between each fund and index performance.
Fixed-Income Market Risk: Each of BNY Mellon Core
Bond ETF and BNY Mellon High Yield Beta ETF invests in
fixed-income securities. The market value of a fixed-income
security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. The fixed-income securities market can be susceptible to increases in volatility and decreases in liquidity. Liquidity can decline unpredictably in response to overall economic conditions or credit tightening. Increases in volatility and decreases in liquidity may be caused by a rise in interest rates (or the expectation of a rise in interest rates).
High Yield Securities Risk: BNY Mellon High Yield Beta
ETF invests in high yield securities. High yield (“junk”) securities involve greater credit risk, including the risk of default, than investment grade securities, and are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments. The prices of high yield securities can fall in response to bad news about the issuer or its industry, or the economy in general, to a greater extent than those of higher rated securities.
Authorized Participants, Market Makers and Liquidity
Providers Risk: Each fund has a limited number of financial
institutions that may act as Authorized Participants, which are responsible for the creation and redemption activity for each fund.
In addition, there may be a limited number of market makers
and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting: (i)
Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no
other Authorized Participants step forward to perform these
services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends
and distributions payable to shareholders are recorded by each fund on the ex-dividend date. BNY Mellon US Large Cap Core
Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY
Mellon US Small Cap Core Equity ETF, BNY Mellon International
Equity ETF and BNY Mellon Emerging Markets Equity ETF
normally declare and pay dividends from net investment income quarterly. BNY Mellon Core Bond ETF and BNY Mellon High
Yield Beta ETF normally declare and pay dividends from net
investment income monthly. Income dividends for each fund
may vary significantly from period to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”).
To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of each fund to
continue to qualify as a regulated investment company, if
such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the year ended October 31, 2023, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations.
During the year ended October 31, 2023, the funds did not incur any interest or penalties.
Each tax year in the four-year period ended October 31,
2023 remains subject to examination by the Internal Revenue
Service and state taxing authorities.
The table below summarizes each fund’s components of
accumulated earnings on a tax basis at October 31, 2023.
Components of Accumulated Earnings
Undistributed
Ordinary Income
Accumulated
Capital
(losses)
Unrealized
Appreciation
(Depreciation)
BNY Mellon US Large Cap Core Equity ETF $1,574,237 $(17,727,498) $30,862,895
BNY Mellon US Mid Cap Core Equity ETF 194,036 (11,147,242) (40,535,015)
BNY Mellon US Small Cap Core Equity ETF 54,825 (11,444,668) (14,229,024)
BNY Mellon International Equity ETF 1,069,916 (8,989,322) (23,329,407)
BNY Mellon Emerging Markets Equity ETF 271,618 (3,175,937) (7,208,058)
BNY Mellon Core Bond ETF 1,877,380 (12,727,350) (66,590,758)
BNY Mellon High Yield Beta ETF 423,942 (2,478,376) (4,853,097)

NOTES TO FINANCIAL STATEMENTS
(continued)
The funds are permitted to carry forward capital losses for an unlimited period. Furthermore, capital loss carryovers retain their character as either short-term or long-term capital losses.
The table below summarizes each relevant fund’s accumulated
capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2023.
Capital Loss Carryover
The table below summarizes each fund’s tax character of
distributions paid to shareholders during the fiscal periods ended October 31, 2023 and October 31, 2022. The tax character of current year distributions will be determined at the end of the current fiscal year.
Tax Character of Distributions Paid
During the year ended October 31, 2023, as a result of permanent book to tax differences, each relevant fund increased/decreased total distributable earnings (loss) and increased/decreased paid-
in capital as summarized in Table below. These permanent book to tax differences are primarily due to the tax treatment for in-
kind transactions, foreign currency transactions reclassification, paydowns, taxable spinoffs and taxable overdistributions. Net assets and net asset value per share were not affected by these reclassifications.
Return of Capital Statement of Position
NOTE 3—Management Fee, Sub-Advisory Fee and
Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is payable monthly and computed at an annual
rate on the average daily value of each fund’s net assets of which are summarized in the table below.
Management Agreement Fees
For BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF and BNY
Mellon High Yield Beta ETF, each fund’s management agreement provides that the Adviser pays substantially all expenses of such
Short-Term
Losses
Long-Term
Losses Total
BNY Mellon US Large Cap Core Equity ETF $ 11,461,233 $ 6,266,265 $17,727,498
BNY Mellon US Mid Cap Core Equity ETF 6,152,170 4,995,072 11,147,242
BNY Mellon US Small Cap Core Equity ETF 6,321,163 5,123,505 11,444,668
BNY Mellon International Equity ETF 6,083,116 2,906,206 8,989,322
BNY Mellon Emerging Markets Equity ETF 1,794,704 1,381,233 3,175,937
BNY Mellon Core Bond ETF 5,647,114 7,080,236 12,727,350
BNY Mellon High Yield Beta ETF 1,535,041 943,335 2,478,376
Ordinary
Income
†
2023
Ordinary
Income
†
2022
BNY Mellon US Large Cap Core Equity ETF $20,945,065 $6,591,566
BNY Mellon US Mid Cap Core Equity ETF 5,046,679 1,602,989
BNY Mellon US Small Cap Core Equity ETF 1,210,938 1,135,186
BNY Mellon International Equity ETF 12,099,003 3,935,206
BNY Mellon Emerging Markets Equity ETF 2,258,499 1,005,494
BNY Mellon Core Bond ETF 14,363,073 5,914,515
BNY Mellon High Yield Beta ETF 11,992,910 3,578,680
†
Includes short-term capital gain distributions, if any.
Total
Distributable
Earnings (Loss)
Paid-in
Capital
BNY Mellon US Large Cap Core Equity ETF $(57,716,416) $57,716,416
BNY Mellon US Mid Cap Core Equity ETF 10,792,112 (10,792,112)
BNY Mellon US Small Cap Core Equity ETF 1,251,226 (1,251,226)
BNY Mellon International Equity ETF 94,003 (94 ,003)
BNY Mellon Core Bond ETF 2,503,067 (2,503,067)
BNY Mellon High Yield Beta ETF 10,448,959 (10,448,959)
BNY Mellon US Large Cap Core Equity ETF 0.00%
BNY Mellon US Mid Cap Core Equity ETF 0.04%
BNY Mellon US Small Cap Core Equity ETF 0.04%
BNY Mellon International Equity ETF 0.04%
BNY Mellon Emerging Markets Equity ETF 0.11%
BNY Mellon Core Bond ETF 0.00%
BNY Mellon High Yield Beta ETF 0.22%

fund, except for the management fees, payments under the
fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding
shareholder meetings, fees and expenses associated with the
fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
For BNY Mellon US Large Cap Core Equity ETF and BNY
Mellon Core Bond ETF, each fund’s management agreement
provides that the Adviser pays substantially all expenses of such fund, except for the management fees, interest expenses, taxes, brokerage commissions, costs of holding shareholder
meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business. For BNY Mellon US Large Cap Core Equity
ETF and BNY Mellon Core Bond ETF, each fund’s management
agreement provides that the Adviser pays all acquired fund fees and expenses.
The Adviser may from time to time voluntarily waive and/or
reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. For financial
reporting purposes such payments pursuant to undertakings
above will be considered a reduction in expenses presented in the Statement of Operations. If such payments made to certain funds would be excess over expenses borne directly by each
fund, such payments will be considered Capital Contributions from Adviser presented in the Statement of Changes. During
the period ended October 31, 2023, there was no impact on the
Total Return of each relevant fund as a result of the Capital
Contributions from Adviser.
The table below summarizes the amounts pursuant to
undertakings during the year ended October 31, 2023.
Reduction in expenses/Capital Contributions from Adviser
Pursuant to undertakings
Pursuant to a sub-investment advisory agreement between
Mellon and the Adviser, the Adviser pays Mellon a monthly fee at an annual percentage of the value of each fund’s average daily net assets, except for BNY Mellon High Yield Beta ETF which
pays INA a monthly fee at an annual percentage of the value
of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which
each fund may rely, to use a manager of managers approach
that permits the Adviser, subject to certain conditions and
approval by the Board, to enter into and materially amend sub-
investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves each fund from disclosing the sub-advisory fee paid by the Adviser to a sub-adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents
filed with the SEC and provided to shareholders; such fees
are to be aggregated with fees payable to the Adviser. The
Adviser has ultimate responsibility (subject to oversight by the
Board) to supervise any sub-adviser and recommend the hiring, termination, and replacement of any sub-adviser to the Board.
For each fund, the Adviser pays a contractual fee rate to Mellon and INA as applicable to each fund’s sub-investment advisory agreement, at the annual rate set forth in the table below (stated
as a percentage of each fund’s average daily net assets). The
Adviser, and not the funds, pays the Mellon and INA fee rate as applicable to each fund’s sub-investment advisory agreement.
Sub-Investment Advisory Agreement Fees
(b) Each fund has an arrangement with The Bank of New York
Mellon (the “Custodian”), a subsidiary of BNY Mellon and an
affiliate of the Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are
maintained. For financial reporting purposes, each fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The table below summarized the components of “Due to BNY
Mellon ETF Investment Adviser, LLC” in the Statements of
Assets and Liabilities for each fund.
BNY Mellon US Large Cap Core Equity ETF $2,614
BNY Mellon US Mid Cap Core Equity ETF -
BNY Mellon US Small Cap Core Equity ETF -
BNY Mellon International Equity ETF -
BNY Mellon Emerging Markets Equity ETF -
BNY Mellon Core Bond ETF 9,696
BNY Mellon High Yield Beta ETF -
BNY Mellon US Large Cap Core Equity ETF 0.02%
BNY Mellon US Mid Cap Core Equity ETF 0.02%
BNY Mellon US Small Cap Core Equity ETF 0.02%
BNY Mellon International Equity ETF 0.02%
BNY Mellon Emerging Markets Equity ETF 0.055%
BNY Mellon Core Bond ETF 0.03%
BNY Mellon High Yield Beta ETF 0.11%

NOTES TO FINANCIAL STATEMENTS
(continued)
Due to BNY Mellon ETF Investment Adviser, LLC
(c) Each Board member serves as a Board member of each
fund within the Trust. The Board members are not compensated directly by the funds. The Board members are paid by the
Adviser from the unitary management fee paid to the Adviser
by the funds. The quarterly fees are paid by the Adviser from unitary management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The table below summarizes each fund’s aggregate amount of
purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities, futures and swap agreements and in-kind transactions, during the year ended
October 31, 2023.
Purchases and Sales
TBA Securities: During the period ended October 31, 2023,
BNY Mellon Core Bond ETF transacted in TBA securities
that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines,
including issuer, rate and current principal amount outstanding on underling mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Statement of Investments under the caption “TBA Sale
Commitments.” The proceeds and value of these commitments
are reflected in the fund’s Statement of Assets and Liabilities as
Receivable for TBA sale commitments (included in receivable
securities sold) and TBA sale commitments, at value, respectively.
Derivatives: A derivative is a financial instrument whose
performance is derived from the performance of another
asset. Rule 18f-4 under the Act regulates the use of derivatives transactions for certain funds registered under the Act. Each relevant fund is deemed a “limited” derivatives user under the rule and is required to limit its derivatives exposure so that the total notional value of applicable derivatives does not exceed
10% of the fund’s net assets, and is subject to certain reporting requirements. Each type of derivative instrument that was held by the fund during the year ended October 31, 2023 is discussed below.
Futures: In the normal course of pursuing their investment
objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US
Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core
Equity ETF, BNY Mellon International Equity ETF and BNY
Mellon Emerging Markets Equity ETF invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the
future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is
traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statements of Operations.
When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statements of Operations.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at October 31, 2023, are set forth in the Statement of Investments for each fund.
Swap Agreements: BNY Mellon High Yield Beta ETF enters
into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity
(sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a
daily basis, with the net amount recorded within unrealized
appreciation (depreciation) on swap agreements in the Statement
Management
fees
Less/Excess
Reimbursement
BNY Mellon US Large Cap Core Equity ETF $- $278
BNY Mellon US Mid Cap Core Equity ETF 14,409 –
BNY Mellon US Small Cap Core Equity ETF 3,312 –
BNY Mellon International Equity ETF 15,306 –
BNY Mellon Emerging Markets Equity ETF 8,259 –
BNY Mellon Core Bond ETF – 1,090
BNY Mellon High Yield Beta ETF 11,762 –
Purchases Sales
BNY Mellon US Large Cap Core Equity ETF $ 71,900,093 $ 72,251,637
BNY Mellon US Mid Cap Core Equity ETF 38,278,242 35,223,351
BNY Mellon US Small Cap Core Equity ETF 15,530,439 15,316,779
BNY Mellon International Equity ETF 55,270,865 48,292,645
BNY Mellon Emerging Markets Equity ETF 71,411,378 13,828,319
BNY Mellon Core Bond ETF 341,083,222 281,933,060
BNY Mellon High Yield Beta ETF 51,898,835 54,045,083

of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations.
Upfront payments made and/or received by the fund, are
recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded
for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to
the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation.
For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are
limited to the notional amount of each swap. Credit default
swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement
which may exceed the amount of unrealized appreciation or
depreciation reflected in the Statement of Assets and Liabilities.
Notional amounts of all credit default swap agreements are
disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the
fund. These potential amounts would be partially offset by
any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net
amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. There were no credit default swaps open at October 31, 2023.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted)
the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the funds’ exposure to different
types of market risk as it relates to the Statements of Assets and
Liabilities and the Statements of Operations, respectively.
Fair value of derivative instruments as of October 31, 2023 is shown below:
Statement of Assets and Liabilities location:
(a)
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
The effect of derivative instruments in the Statements of
Operations during the year ended October 31, 2023 is shown
below:
Derivative
Assets ($)
Derivative
Liabilities ($)
BNY Mellon US Large Cap Core Equity ETF
Equity risk
(a)
- 101,747
BNY Mellon US Mid Cap Core Equity ETF
Equity risk
(a)
- 19,529
BNY Mellon US Small Cap Core Equity ETF
Equity risk
(a)
- 12,156
BNY Mellon International Equity ETF
Equity risk
(a)
- 98,811
BNY Mellon Emerging Markets Equity ETF
Equity risk
(a)
-
7,709

NOTES TO FINANCIAL STATEMENTS
(continued)
The following table summarizes the average market value of
derivatives outstanding during the year ended October 31, 2023:
The following table summarizes the average notional value of derivatives outstanding during the year ended October 31, 2023:
The table below summarizes the cost of investments inclusive of derivative contracts for federal income tax purposes, gross appreciation, gross depreciation and accumulated net unrealized appreciation (depreciation) on investments for each fund at
October 31, 2023.
Accumulated Net Unrealized Appreciation (Depreciation)
Amount of realized gain (loss) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk 352,263 - 352,263
BNY Mellon US Mid Cap Core Equity ETF
Equity risk 201,381 - 201,381
BNY Mellon US Small Cap Core Equity ETF
Equity risk (29,543) - (29,543)
BNY Mellon International Equity ETF
Equity risk 180,288 - 180,288
BNY Mellon Emerging Markets Equity ETF
Equity risk (8,293) - (8,293)
BNY Mellon High Yield Beta ETF
Credit risk - 41,739 41,739
Net change in unrealized appreciation (depreciation) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk (107,642) - (107,642)
BNY Mellon US Mid Cap Core Equity ETF
Equity risk (42,774) - (42,774)
BNY Mellon US Small Cap Core Equity ETF
Equity risk (15,791) - (15,791)
BNY Mellon International Equity ETF
Equity risk (117,887) - (117,887)
BNY Mellon Emerging Markets Equity ETF
Equity risk (5,197) - (5,197)
BNY Mellon High Yield Beta ETF
Credit risk - (55,823) (55,823)
Average Market
Value
BNY Mellon US Large Cap Core Equity ETF
Equity risk futures $3,630,917
BNY Mellon US Mid Cap Core Equity ETF
Equity risk futures 1,304,489
BNY Mellon US Small Cap Core Equity ETF
Equity risk futures 276,510
BNY Mellon International Equity ETF
Equity risk futures 1,577,720
BNY Mellon Emerging Markets Equity ETF
Equity risk futures 345,570
Average
Notional Value
BNY Mellon High Yield Beta ETF
Credit risk swap agreements $1,242,615
Cost of
Investments
Gross
Appreciation
Gross
(Depreciation) Net
BNY Mellon US Large Cap Core Equity ETF $1,661,841,268 $163,344,565 $(132,481,670) $30,862,895
BNY Mellon US Mid Cap Core Equity ETF 461,512,387 11,973,044 (52,508,059) (40,535,015)
BNY Mellon US Small Cap Core Equity ETF 111,452,038 4,054,001 (18,283,025) (14,229,024)
BNY Mellon International Equity ETF 465,889,370 28,763,617 (52,093,024) (23,329,407)
BNY Mellon Emerging Markets Equity ETF 93,513,534 7,198,270 (14,406,328) (7,208,058)
BNY Mellon Core Bond ETF 619,737,076 27,121 (66,617,879) (66,590,758)
BNY Mellon High Yield Beta ETF 59,330,709 94,910 (4,948,007) (4,853,097)

NOTE 5—Shareholder Transactions:
Each fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized
Participants” (typically market makers or other broker-dealers)
only in a large specified number of shares called a Creation
Unit. Except when aggregated in Creation Units, shares of each fund are not redeemable. The value of each fund is determined once each business day. The Creation Unit size for a fund
may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for
cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for each fund is in-
kind, although this may be revised at any time without notice.
The Trust issues and sells shares of each fund only: in Creation
Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for each fund are disclosed in detail in the Statements of
Changes in Net Assets. The consideration for the purchase of
Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may
pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of
Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such
variable charges, if any, are included in “Transaction fees” in the
Statements of Changes in Net Assets.
Seed Capital: As of October 31, 2023, MBC Investments
Corporation, an indirect subsidiary of BNY Mellon, held
500,000 shares of BNY Mellon US Mid Cap Core Equity ETF
and 226,222 shares of BNY Mellon High Yield Beta ETF.
In-kind Redemptions: For financial reporting purposes, in-
kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the funds. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.
The table below summarizes each fund’s in-kind transactions
associated with creations and redemptions, during the year ended
October 31, 2023.
In-Kind Transactions
NOTE 6—Subsequent Event:
Effective November 15, 2023, each of BNY Mellon US Large
Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity
ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon
International Equity ETF and BNY Mellon Emerging Markets
Equity ETF changed its benchmark and its investment objective.
Beginning November 15, 2023, the objective of each fund is
to seek to track the performance of the underlying index as
reflected in the table below.
†
Solactive AG (“Solactive”) is the licensor of Solactive GBS United States 500 Index TR, Solactive GBS United States 400 Index TR, Solactive GBS United States 600 Index TR, Solactive GBS
Developed Markets ex United States Large & Mid Cap USD Index NTR, and Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR (the “Solactive Indexes”). The BNY
Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, and BNY
Mellon Emerging Markets Equity ETF (collectively, and solely for the purposes of this section, the "BNY Mellon Equity ETFs") are not sponsored, endorsed, promoted or sold by Solactive in any way and Solactive makes no express or implied representation, guarantee or assurance with regard to: (a) the advisability in investing in the funds; (b) the quality, accuracy and/or completeness of the
Solactive Indexes; and/or (c) the results obtained or to be obtained by any person or entity from the use of the Solactive Indexes. Solactive does not guarantee the accuracy and/or the completeness of the
Solactive Indexes and shall not have any liability for any errors or omissions with respect thereto. Notwithstanding Solactive’s obligations to its licensees, Solactive reserves the right to change the methods of calculation or publication with respect to the Solactive Indexes and Solactive shall not be liable for any miscalculation of or any incorrect, delayed or interrupted publication with respect to the Solactive
Indexes. Solactive shall not be liable for any damages, including, without limitation, any loss of profits or business, or any special, incidental, punitive, indirect or consequential damages suffered or incurred as a result of the use (or inability to use) of the Solactive Indexes.
Cost of Securities
Received
Value of
Securities
Delivered
BNY Mellon US Large Cap Core Equity ETF $ 1,503,790,738 $ 371,980,720
BNY Mellon US Mid Cap Core Equity ETF 743,193,392 356,072,903
BNY Mellon US Small Cap Core Equity ETF 127,920,613 57,441,003
BNY Mellon International Equity ETF 321,274,034 –
BNY Mellon Emerging Markets Equity ETF 8,372,396 –
BNY Mellon Core Bond ETF 169,593,813 37,034,337
BNY Mellon High Yield Beta ETF 362,720,857 347,060,545
 Fund Name New Underlying Index
BNY Mellon US Large Cap Core Equity ETF Solactive GBS United States 500 Index TR
†
BNY Mellon US Mid Cap Core Equity ETF Solactive GBS United States 400 Index TR
†
BNY Mellon US Small Cap Core Equity ETF Solactive GBS United States 600 Index TR
†
BNY Mellon International Equity ETF
Solactive GBS Developed Markets ex United States Large & Mid Cap USD
Index NTR
†
BNY Mellon Emerging Markets Equity ETF Solactive GBS Emerging Markets Large & Mid Cap USD Index NTR
†

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Shareholders of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US Small Cap
Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon Core Bond ETF and BNY
Mellon High Yield Beta ETF and the Board of Trustees of BNY Mellon ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of BNY Mellon US Large Cap Core Equity ETF, BNY Mellon
US Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF, BNY Mellon International Equity ETF, BNY Mellon Emerging
Markets Equity ETF, BNY Mellon Core Bond ETF and BNY Mellon High Yield Beta ETF (collectively referred to as the “Funds”), (seven of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statements of investments, as of October 31, 2023, and the related statements of operations and changes in net assets, and the financial highlights for each of the periods indicated in the table below and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds (seven of the funds constituting BNY Mellon ETF
Trust) at October 31, 2023, and the results of their operations, changes in net assets and financial highlights for each of the periods indicated in the table below, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on each of the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting
Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Trust in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 20 , 2023
Individual fund constituting
the BNY Mellon ETF Trust
Statement of
operations
Statements of
changes in net assets
Financial highlights
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
For the
year ended
October 31,
2023
For each of the two
years in the period
ended October 31,
2023
For each of the three years in the
period ended October 31, 2023
and the period from April 9, 2020
(commencement of operations)
through October 31, 2020
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon High Yield Beta ETF
For the
year ended
October 31,
2023
For each of the two
years in the period
ended October 31,
2023
For each of the three years in the
period ended October 31, 2023
and the period from April 24, 2020
(commencement of operations)
through October 31, 2020

IMPORTANT TAX INFORMATION
(Unaudited)
Form 1099-DIV, Form 1042-S and other year–end tax
information provide shareholders with actual calendar year
amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as
required by the Internal Revenue Code or to meet a specific
state’s requirement.
Each fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2023:
(a)
The above percentages are based on ordinary income dividends paid to shareholders during the Fund’s fiscal year.
The funds intend to elect to pass through to shareholders the credit for taxes paid to foreign countries. The foreign source income received and foreign taxes paid are as follows:
Qualified
Dividend
Income
(a)
Dividends-
Received
Deduction
(a)
Interest Related
Dividends
(a)
Long Term
Capital Gains
BNY Mellon US Large Cap Core Equity ETF 100.00% 93.80% -% $ -
BNY Mellon US Mid Cap Core Equity ETF 81.64% 77.39% -% -
BNY Mellon US Small Cap Core Equity ETF 65.42% 62.36% -% -
BNY Mellon International Equity ETF 86.20% -% -% -
BNY Mellon Emerging Markets Equity ETF 49.18% -% -% -
BNY Mellon Core Bond ETF -% -% 98.58% -
BNY Mellon High Yield Beta ETF -% -% 90.35% -
Foreign Source
Income Received
Foreign Taxes
Paid
BNY Mellon US Large Cap Core Equity ETF $ - $ -
BNY Mellon US Mid Cap Core Equity ETF - -
BNY Mellon US Small Cap Core Equity ETF - -
BNY Mellon International Equity ETF 13,961,469 1,361,385
BNY Mellon Emerging Markets Equity ETF 2,563,079 277,022
BNY Mellon Core Bond ETF - -
BNY Mellon High Yield Beta ETF - -

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
J. Charles Cardona (67)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
BNY Mellon Family of Funds, Interested Director (2014-2018),
Independent Director (2019-Present)
BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman
(2019-2021)
No. of Portfolios for which Board Member Serves: 38, including 22 managed by an affiliate of the Adviser
Kristen M. Dickey (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial
technology company (since 2018); Lead non-executive director for
Aperture Investors, LLC, an investment management firm (since
2018); Managing Director—Global Head of Index Strategy at
BlackRock, Inc. (until 2017).
No. of Portfolios for which Board Member Serves: 16
F. Jack Liebau, Jr. (60)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial
advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present;
Chairman of Board 2016 – Present)
No. of Portfolios for which Board Member Serves: 16
Jill I. Mavro (51)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since 2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018);
Senior Managing Director, Head of Strategic Relationships and
Member of SPDR Executive Committee at State Street Global
Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 16
Kevin W. Quinn (64)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 16
Stacy L. Schaus (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a
consulting firm (from 2019-2021); Executive Vice President—
Defined Contribution Practice Founder at PIMCO Investment
Management (until 2018).
No. of Portfolios for which Board Member Serves: 16
The address of the Board Members and Officers is c/o BNY Mellon ETF
Investment Adviser, LLC, 240 Greenwich Street, New York, New York 10286.
Additional information about each Board Member is available in the fund’s
Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-833-383-2696.

OFFICERS OF THE TRUST
(Unaudited)
DAVID DIPETRILLO, President since February 2020.
Vice President and Director of BNY Mellon Investment Adviser, Inc.
since February 2021; Head of North America Distribution, BNY Mellon
Investment Management since February 2023; Head of North America
Product, BNY Mellon Investment Management from January 2018 to
February 2023. He is an officer of 53 investment companies (comprised of
102 portfolios) managed by the Adviser or an affiliate of the Adviser. He is
45 years old and has been an employee of BNY Mellon since 2005.
PETER M. SULLIVAN, Chief Legal Officer since July 2021, Vice
President and Assistant Secretary since February 2020.
Chief Legal Officer of BNY Mellon Investment Adviser, Inc. and Associate
General Counsel of BNY Mellon since July 2021; Senior Managing Counsel of BNY Mellon from December 2020 to July 2021; and Managing Counsel of BNY Mellon from March 2009 to December 2020. He is an officer of
54 investment companies (comprised of 121 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of BNY Mellon since April 2004.
JAMES WINDELS, Treasurer since February 2020.
Director of BNY Mellon Investment Adviser, Inc. since February 2023;
Vice President of BNY Mellon Investment Adviser, Inc. since September
2020; and Director – BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 65 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the
Adviser, since April 1985.
SARAH S. KELLEHER, Vice President and Secretary since
February 2020.
Vice President of BNY Mellon ETF Investment Adviser, LLC since
February 2020; Senior Managing Counsel of BNY Mellon since September
2021; and Managing Counsel of BNY Mellon from December 2017 to
September 2021. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser.
She is 48 years old and has been an employee of BNY Mellon since March
2013.
JAMES BITETTO, Vice President and Assistant Secretary since
February 2020.
Senior Managing Counsel of BNY Mellon since December 2019; Managing
Counsel of BNY Mellon from April 2014 to December 2019; and Secretary of BNY Mellon Investment Adviser, Inc. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 57 years old and has been an employee of
BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since
December 1996.
DEIRDRE CUNNANE, Vice President and Assistant Secretary
since February 2020.
Managing Counsel of BNY Mellon since December 2021; and Counsel of BNY Mellon from August 2018 to December 2021. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 32 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the
Adviser, since August 2018.
JEFF PRUSNOFSKY, Vice President and Assistant Secretary
since February 2020.
Senior Managing Counsel of BNY Mellon. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 58 years old and has been an employee of
BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since
October 1990.
AMANDA QUINN, Vice President and Assistant Secretary since
February 2020.
Counsel of BNY Mellon since June 2019; and Regulatory Administration
Manager at BNY Mellon Investment Management Services from September
2018 to May 2019. She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser.
She is 38 years old and has been an employee of BNY Mellon since June
2012.
JOANNE SKERRETT, Vice President and Assistant Secretary
since March 2023.
Managing Counsel of BNY Mellon since June 2022; and Senior Counsel with the Mutual Fund Directors Forum, a leading funds industry organization, from 2016 to June 2022.  She is an officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. She is 51 years old and has been an employee of
BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since June
2022.
DANIEL GOLDSTEIN, Vice President since March 2022
Head of Product Development of North America Distribution, BNY
Mellon Investment Management since January 2018; Executive Vice
President of North America Product, BNY Mellon Investment Management
since April 2023; and Senior Vice President, Development & Oversight of
North America Product, BNY Mellon Investment Management from 2010 to March 2023. He is an officer of 53 investment companies (comprised of
102 portfolios) managed by the Adviser or an affiliate of the Adviser. He is
54 years old and has been an employee of the Distributor since 1991.
JOSEPH MARTELLA, Vice President since March 2022
Vice President of BNY Mellon Investment Adviser, Inc. since December
2022; Head of Product Management of North America Distribution,
BNY Mellon Investment Management since January 2018; Executive
Vice President of North America Product, BNY Mellon Investment
Management since April 2023, and Senior Vice President of North America
Product, BNY Mellon Investment Management from 2010 to March 2023.
He is an officer of 53 investment companies (comprised of 102 portfolios)
managed by the Adviser or an affiliate of the Adviser. He is 47 years old and has been an employee of the Distributor since 1999.
GAVIN C. REILLY, Assistant Treasurer since February 2020.
Tax Manager-BNY Mellon Fund Administration. He is an officer of 54 investment companies (comprised of 121 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 55 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer since February 2020.
Senior Accounting Manager – BNY Mellon Fund Administration. He is an
officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer since February 2020.
Senior Accounting Manager – BNY Mellon Fund Administration. He is an
officer of 54 investment companies (comprised of 121 portfolios) managed by the Adviser or an affiliate of the Adviser. He is 56 years old and has been an employee of BNY Mellon Investment Adviser, Inc., an affiliate of the Adviser, since November 1990.
NATALYA ZELENSKY, Vice President and Assistant Secretary
since February 2020 and Chief Compliance Officer since August
2021.
Chief Compliance Officer since August 2021 and Vice President since
February 2020 of BNY Mellon ETF Investment Adviser, LLC; Managing
Counsel of BNY Mellon from December 2019 to August 2021; Counsel of
BNY Mellon from May 2016 to December 2019; and Assistant Secretary of BNY Mellon Investment Adviser, Inc. from April 2018 to August 2021.
She is an officer of 54 investment companies (comprised of 121 portfolios)
managed by the Adviser or an affiliate of the Adviser. She is 38 years old and has been an employee of BNY Mellon since May 2016.
CARIDAD M. CAROSELLA, Anti-Money Laundering Compliance
Officer since February 2020.
Anti-Money Laundering Compliance Officer of the BNY Mellon Family
of Funds and BNY Mellon Funds Trust. She is an officer of 47 investment companies (comprised of 114 portfolios) managed by the Adviser or an

OFFICERS OF THE TRUST
(Unaudited) (continued)
affiliate of the Adviser. She is 55 years old and has been an employee of the
Distributor since 1997.

For More Information
2023 BNY Mellon Securities Corporation
ETFAR1023
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by each fund daily.
Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and
third quarters of each fiscal year on Form N-PORT. Each fund
’
s Forms N-PORT are available on the SEC
’
s website at www.sec.gov .
Additionally, each fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://
im.bnymellon.com/etfliterature . Each fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how each fund voted these proxies for the most recent 12-month period ended June 30 is available at www.
im.bnymellon.com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser Transfer Agent & Dividend Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166
Ticker Symbols:
BNY Mellon US Large Cap Core Equity ETF BKLC
BNY Mellon US Mid Cap Core Equity ETF BKMC
BNY Mellon US Small Cap Core Equity ETF BKSE
BNY Mellon International Equity ETF BKIE
BNY Mellon Emerging Markets Equity ETF BKEM
BNY Mellon Core Bond ETF BKAG
BNY Mellon High Yield Beta ETF BKHY

BNY Mellon ETF Trust
ANNUAL REPORT October 31, 2023
BNY Mellon Sustainable Global Emerging Markets
ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Fund Performance 8
Understanding Your Fund’s Expenses 9
Statement of Investments 10
Statement of Assets and Liabilities 13
Statement of Operations 14
Statement of Changes in Net Assets 15
Financial Highlights 16
Notes to Financial Statements 17
Report of Independent Registered Public Accounting Firm 28
Important Tax Information 29
Information About the Approval of the Fund’s
Sub-Sub-Investment Advisory Agreement 30
Board Members Information 32
Officers of the Trust 34
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from November 1, 2022, through October 31, 2023, as provided by Alex Khosla,
Portfolio Manager employed by the fund’s sub-adviser, Newton Investment Management Limited.
Market and Fund Performance Overview
For the 12-month period ended October 31, 2023, the BNY Mellon Sustainable Global
Emerging Markets ETF (the “fund”) produced a total return of -1.52% at net asset value.
1
In comparison, the fund’s benchmark, the MSCI Emerging Markets Index (the
“Index”), produced a total return of 10.80% for the same period.
2
Emerging-markets equities gained ground during the reporting period as global economic growth continued in the face of high inflation and rising interest rates; the
Chinese economy reopened after the government rescinded its “zero-COVID-19”
policy; and the U.S. dollar weakened relative to most international currencies. The fund underperformed the Index largely due to disappointing individual stock selections.
The Fund’s Investment Approach
The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of emerging-markets companies that demonstrate attractive investment attributes and sustainable business practices. The fund considers an emerging-markets company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, an emerging-markets country. The fund’s sub-adviser, Newton Investment Management Limited (“NIM”), an affiliate of BNY Mellon ETF Investment Adviser, LLC, considers a company to be engaged in “sustainable business practices” if the company (i) engages in such practices that are, in NIM’s view, sustainable in an economic sense (i.e., the company’s strategy, operations and finances are stable and durable) and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to environmental, social and governance (ESG) matters (e.g., the company’s environmental footprint, labor standards, board structure, etc.), and (ii) supports sustainable development through its business activities or operations at the time of investment (or is expected to do so over the long term) by contributing to one or more of the UN’s Sustainable Development Goals (SDGs), as described in the fund’s prospectus. Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models.
Emerging-Markets Equities Gain on Positive Macroeconomic Trends
In the wake of sharp declines during the prior year related to the pandemic, the war in
Ukraine and rising inflation, emerging-markets equities rebounded during the reporting period. The period started on a positive note, as inflation eased, the U.S. dollar weakened, and the U.S. Federal Reserve (the “Fed”) signaled slower interest-rate increases to come.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
Stocks maintained their upward trajectory at year-end, as China eased its draconian
COVID-19 policies, clearing the way for a widely anticipated economic reopening.
The Chinese government also loosened its regulatory crackdown on wide swaths of its domestic technology, real estate and education industries, offering hopes for an even wider economic reawakening. Positive trends continued in early 2023, with risk-
on sentiment predominating in January and February. However, in early March, signs of stress emerged in the U.S. banking sector. As the period continued, uncertainties mounted over the slow pace of China’s recovery, turmoil within the country’s property sector and a worsening in U.S.-China relations, with the threat of U.S. restrictions on investments in China, including artificial intelligence (“AI”), quantum computing and semiconductor companies. Rising U.S. government bond yields added further pressure.
Emerging markets lost ground during the final three months of the period in the face of the developments mentioned above, as well as renewed oil price increases and technical dynamics, such as substantial government bond issuance meeting reduced interest from several major international buyers. Arguably more significant was the growing realization that U.S. interest rates would stay “higher for longer,” as the Fed had been suggesting for some time, given the continuing resilience of the U.S. economy.
The outbreak of armed conflict in the Middle East in October 2023 also undermined sentiment. Chinese economic data continued to be mixed, with the weakness of the housing market of particular concern. However, some relief came from the release of more positive data relating to manufacturing activity, industrial production and retail sales later in the period. Investors were also encouraged by policy support, as
Chinese authorities signaled the beginning of a normalized regulatory environment for large financial technology platforms. The Chinese politburo meeting in July 2023 was more dovish than expected, pledging to boost consumption and addressing market concerns about local government debt. In addition, the Chinese authorities lowered down-payment ratios and reduced home mortgage rates to give relief to first-time home buyers.
Stock Selections Detract from Relative Performance
While several of the fund’s most significantly underperforming holdings were based in China, the largest negative impact on relative performance came from U.S lithium miner Livent Corp., which suffered sharp declines due to concerns regarding potential overcapacity and short-term headwinds for electric-vehicle sales. Lack of exposure to China-based internet giant Tencent also detracted substantially from the relative returns, as shares in the company rode the China optimism wave and were further bolstered by licenses granted by regulators for a number of new video games. Among holdings in green energy companies, China-based LONGi Green Energy Technology
Co. Ltd. underperformed, due to concerns regarding intensifying competition as solar photovoltaic wafer industry capacity continued to build out, and because of a mismatch between supply and demand for wafers and modules in the solar supply chain. Shares in Sungrow Power Supply Co. Ltd., China’s market-leading producer

5
of inverters and energy-storage systems, declined due to inventory issues and short-
term demand trends. Battery makers Samsung SDI Co. Ltd. and Wuxi Lead Intelligent
Equipment Co. Ltd. , based in South Korea and China, respectively, faced headwinds related to resilience of orders in a recessionary environment and demand challenges for electric vehicles. Shenzhen Inovance Technology Co. Ltd. also detracted, with the
China-based industrial equipment maker's increase in first-quarter 2023 profits falling short of market expectations.
On the positive side, holdings in the financials sector contributed positively to relative returns, led by India-based online insurance marketplace PB Fintech Ltd., which issued good results, with the path to profitability becoming much clearer. China-based insurer Ping An Insurance Group Co. of China Ltd. also performed relatively well on optimism of an economic reopening in China that would boost economic growth. Lack of exposure to banks in the Middle East bolstered returns as well. In the consumer sectors, shares in France-based cosmetics company L'Oréal SA benefited from solid earnings reports and the company’s exposure to China’s reopening. Shares in Sona
BLW Precision Forgings Ltd., a leading India-based manufacturer of drivetrain and motor components for electric vehicles, gained on growing demand for two- and four-
wheel electric vehicles, which comprise the majority of the company’s order book.
In information technology, shares in Netherlands-based semiconductor equipment maker ASML Holding NV rose, as the company reported a record order backlog and earnings that exceeded market estimates. The company also forecast strong sales growth in 2023, despite increasingly tough U.S.-led restrictions on exports to China.
Finally, shares in Russia-based recruitment company HeadHunter Group PLC , which were written down to zero following Russia’s invasion of Ukraine in 2022, were priced again, providing an opportunity to sell the fund’s position and realize a gain.
Maintaining Conviction Despite Macroeconomic Challenges
Over the short term, we believe asset prices are likely to continue to be influenced by the inflationary forces we see in the United States, along with the response of the
Fed. Other variables will probably influence the trajectory of equities in emerging markets in the coming months as well, including the conflict in Ukraine, commodity prices, the strength of the U.S. dollar, the evolution of the Chinese recovery and global macro-financial conditions. Emerging-markets equities currently trade at an unusually high discount to developed markets, providing a conducive backdrop if these shorter-
term variables prove favorable. However, we are more comfortable highlighting the longer-term opportunities in emerging markets. These are based on relatively high levels of income growth, rapid increases in product penetration and scope for industry consolidation. We believe there is a unique opportunity for emerging-markets companies that are leveraged to reliable secular-growth trends and that can exploit this opportunity more effectively than their peers through differentiated customer

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
6
offerings and execution. Accordingly, we believe that emerging-markets investors who can identify the right growth themes and companies should be rewarded over the long term.
As of October 31, 2023, on a country basis, the fund holds its most overweight positions relative to the Index in India, where we find many of the best bottom-up, long-term investment opportunities in emerging markets, coupled with a favorable macroeconomic backdrop. The fund also holds overweight exposure to businesses in
China and Hong Kong, which we expect to benefit from China’s efforts to upgrade its economy, positioning the country to become self-sufficient, or even assume leadership, in certain strategic and value-added industries. On a sector basis, the fund holds its most overweight positions in the consumer staples and industrial sectors, where we find several businesses with favorable attributes, such as attractive long-term growth opportunities and high returns on capital.
November 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. Exchange-Traded Funds (“ETFs”) are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI
Emerging Markets Index is a free, float-adjusted, market capitalization-weighted Index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any Index.
Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-markets countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.
These risks generally are greater with emerging-markets countries than with more economically and politically established foreign countries.
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
Environmental, social and governance (ESG) managers may take into consideration factors beyond traditional financial information to select securities, which could result in relative investment performance deviating from other strategies or broad market benchmarks, depending on whether such sectors or investments are in or out of favor in the market. Further, ESG

7
strategies may rely on certain values-based criteria to eliminate exposures found in similar strategies or broad market benchmarks, which could also result in relative investment performance deviating.

FUND PERFORMANCE
(Unaudited)
8
Comparison of change in value of a $10,000 investment in BNY Mellon Sustainable Global Emerging
Markets ETF with a hypothetical investment of $10,000 in the MSCI Emerging Markets Index (the “Index”).
†
Source: Lipper Inc.
††
The inception date is the first date the fund was available on NYSE Arca, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Sustainable Global Emerging Markets
ETF on 12/14/21 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return.
All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of emerging markets. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results.
Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2023
Inception Date
††
1 Year From Inception
BNY Mellon Sustainable Global Emerging Markets ETF
Net Asset Value Return 12/14/21 (1.52)% (27.35)%
Market Price Return 12/14/21 (1.75)% (27.31)%
MSCI Emerging Markets Index 12/14/21 10.80% (20.33)%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
9
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The table below shows the expenses you would have paid on a $1,000 investment in the fund from May 1, 2023 to October 31, 2023. The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended October 31, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365 (to reflect the one-half period).
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 907.30 1,021.42 3.61 3.82 0.75

STATEMENT OF INVESTMENTS
October 31, 2023
10
Description Shares Value ($)
Common Stocks – 95.8%
Brazil – 8.0%
Afya Ltd., Class A
(a)
7,552 121,587
Fleury SA 39,132 116,113
Raia Drogasil SA 46,429 237,682
WEG SA 37,515 245,028
720,410
China – 20.5%
Aier Eye Hospital Group Co. Ltd., Class A 30,076 75,251
By-health Co. Ltd., Class A 63,000 157,713
Contemporary Amperex Technology Co. Ltd., Class A 8,080 204,923
Flat Glass Group Co. Ltd., Class H 13,750 24,635
Guangzhou Kingmed Diagnostics Group Co. Ltd., Class A 13,497 114,164
Jiangsu Hengrui Medicine Co. Ltd., Class A 30,400 199,147
Medlive Technology Co. Ltd.
(b)
26,625 26,539
NARI Technology Co. Ltd., Class A 80,088 246,783
Pharmaron Beijing Co. Ltd., Class H
(b)
31,185 74,363
Ping An Insurance Group Co. of China Ltd., Class H 8,875 45,479
Shenzhen Inovance Technology Co. Ltd., Class A 28,400 234,555
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A 3,200 125,069
StarPower Semiconductor Ltd., Class A 1,600 37,597
Sungrow Power Supply Co. Ltd., Class A 16,900 194,331
Wuhan DR Laser Technology Corp. Ltd., Class A 10,720 96,520
1,857,069
France – 2.5%
L’Oréal SA 536 224,673
Germany – 2.2%
Infineon Technologies AG 6,973 202,714
Hong Kong – 5.4%
AIA Group Ltd. 40,050 347,260
Prudential PLC 7,116 74,192
Vitasoy International Holdings Ltd. 58,320 71,845
493,297
India – 32.4%
Apollo Hospitals Enterprise Ltd. 2,006 116,129
Bandhan Bank Ltd.
(b)
61,573 158,372
Dr. Lal PathLabs Ltd.
(b)
7,514 218,330
Godrej Consumer Products Ltd.
(a)
21,365 254,518
Havells India Ltd. 8,035 120,261
HDFC Bank Ltd. 29,014 514,531
HDFC Life Insurance Co. Ltd.
(b)
19,705 146,346
Hindustan Unilever Ltd. 8,861 264,365
Info Edge India Ltd. 3,935 193,031
Marico Ltd. 47,323 304,967
PB Fintech Ltd.
(a)
10,519 88,527
Sona BLW Precision Forgings Ltd.
(b)
22,722 147,780

11
Description Shares Value ($)
Common Stocks – 95.8% (continued)
India – 32.4% (continued)
Syngene International Ltd.
(b)
12,704 103,803
Tata Consultancy Services Ltd. 7,354 297,552
2,928,512
Indonesia – 3.5%
Bank Rakyat Indonesia (Persero) Tbk PT 1,000,634 312,442
Mexico – 2.0%
Bolsa Mexicana de Valores SAB de CV 67,481 105,064
Regional SAB de CV 10,104 76,577
181,641
Netherlands – 2.7%
ASML Holding NV 406 242,847
South Africa – 4.6%
Capitec Bank Holdings Ltd. 1,471 130,615
Clicks Group Ltd. 10,965 161,579
Discovery Ltd. 17,958 123,892
416,086
South Korea – 1.8%
Samsung SDI Co. Ltd. 516 162,569
Taiwan – 9.1%
Chroma ATE, Inc. 15,000 100,817
Delta Electronics, Inc. 16,000 143,302
Taiwan Semiconductor Manufacturing Co. Ltd. 30,750 501,519
Voltronic Power Technology Corp. 2,000 79,852
825,490
United States – 1.1%
Livent Corp.
(a)
6,690 97,607
Total Investments (cost $10,185,203) 95.8% 8,665,357
Cash and Receivables (Net) 4.2% 382,977
Net Assets 100.0% 9,048,334
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities were valued at $875,533 or 9.68% of net assets.

STATEMENT OF INVESTMENTS
(continued)
12
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Financials 23.5
Information Technology 20.0
Consumer Staples 18.5
Industrials 14.6
Health Care 13.0
Consumer Discretionary 3.0
Communication Services 2.1
Materials 1.1
95.8
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023
13
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 10,185,203 8,665,357
Cash 304,580
Cash denominated in foreign currency 75,596 75,503
Receivable for investment securities sold 42,161
Dividends receivable 2,458
Tax reclaim receivable—Note 2(b) 1,222
9,091,281
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 5,874
Payable for investment securities purchased 37,073
42,947
Net Assets ($) 9,048,334
Composition of Net Assets ($):
Paid-in capital 11,935,578
Total distributable earnings (loss) (2,887,244)
Net Assets ($) 9,048,334
Shares outstanding no par value (unlimited shares
authorized): 250,001
Net asset value per share 36.19
Market price per share 36.21

STATEMENT OF OPERATIONS
Year Ended October 31, 2023
14
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $22,358 foreign taxes withheld at source):
Unaffiliated issuers 117,808
Total Income 117,808
Expenses:
Management fee—Note 3(a) 74,350
Total Expenses 74,350
Net Investment Income 43,458
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (847,912)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 666,663
Net Realized and Unrealized Gain (Loss) on Investments (181,249)
Net Increase (Decrease) in Net Assets Resulting from Operations (137,791)

STATEMENT OF CHANGES IN NET ASSETS
15
See Notes to Financial Statements
Year Ended
October 31, 2023
For the Period from
December 15,
2021
(a)
to October
31, 2022
Operations ($):
Net investment income 43,458 40,974
Net realized gain (loss) on investments (847,912) (568,154)
Net change in unrealized appreciation (depreciation)
on investments 666,663 (2,186,595)
Net Increase (Decrease) in Net Assets Resulting
from Operations (137,791) (2,713,775)
Distributions ($):
Distributions to shareholders (35,678) —
Beneficial Interest Transactions ($):
Proceeds from shares sold — 11,923,654
Transaction fees—Note 5 — 11,924
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions — 11,935,578
Total Increase (Decrease) in Net Assets (173,469) 9,221,803
Net Assets ($):
Beginning of Period 9,221,803 —
End of Period 9,048,334 9,221,803
Changes in Shares Outstanding:
Shares sold — 250,001
Net Increase (Decrease) in Shares Outstanding — 250,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
16
The following table describes the performance for the fiscal periods indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Year Ended
October 31, 2023
For the Period from
December 15,
2021
(a)
to October
31, 2022
Per Share Data ($):
Net asset value, beginning of period 36.89 50.00
Investment Operations:
Net investment income
(b)
0.17 0.18
Net realized and unrealized gain (loss) on
investments (0.73) (13.34)
Total from Investment Operations (0.56) (13.16)
Distributions: – –
Dividends from net investment income (0.14) —
Transaction fees
(b)
— 0.05
Net asset value, end of period 36.19 36.89
Market price, end of period 36.21 36.99
Net Asset Value Total Return (%)
(c)
(1.52) (26.23)
(d)
Market Price Total Return (%)
(c)
(1.75) (26.02)
(d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.75 0.75
(e)
Ratio of net investment income to average net assets 0.44 0.50
(e)
Portfolio Turnover Rate
(f)
17.93 22.52
Net Assets, end of period ($ x 1,000) 9,048 9,222
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE Arca, Inc.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
17
NOTE 1—Organization:
BNY Mellon Sustainable Global Emerging Markets ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of sixteen series, including the fund. The investment objective of the fund is to seek long-term capital appreciation. BNY
Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of
The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or
“NIM”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the
Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
Effective May 31, 2023, the Sub-Adviser entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC
(“NIMNA”), to enable NIMNA to provide certain advisory services to the Sub-
Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of the Sub-Adviser and the Adviser.
NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY
Mellon Center, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect subsidiary of BNY Mellon.
The shares of the fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).

NOTES TO FINANCIAL STATEMENTS
(continued)
18
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

19
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of October 31, 2023 in valuing the fund’s investments:

NOTES TO FINANCIAL STATEMENTS
(continued)
20
Fair Value Measurements
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 8,665,357 — — 8,665,357
†
See Statement of Investments for additional detailed categorizations, if any.
Common Stocks ($)
Balance as of 10/31/2022
†
0
Purchases/Issuances —
Sales/Dispositions (34,001)
Net realized gain (loss) (109,190)
Change in unrealized appreciation (depreciation) 143,191
Transfers into Level 3 —
Transfers out of Level 3
††
0
Balance as of 10/31/2023 —
The amount of total net gain (loss) for the period included
in earnings attributable to the change in unrealized
appreciation (depreciation) relating to investments still
held at 10/31/2023 —
†
Securities deemed as Level 3 due to the lack of observable inputs by management assessment.
††
Transfers out of Level 3 represents the value at the date of transfer. The transfers out of Level 3 for the current period were due to additional observable inputs.

21
Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser or its affiliates are defined as “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/
or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Sustainable Investment Approach Risk: The fund’s sustainable investment approach may cause it to make different investments than funds that invest principally in equity securities of U.S. companies that do not incorporate sustainable investment criteria when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate similar criteria. For example, the incorporation of sustainable investment criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of sustainable investment criteria may also affect the fund’s exposure to certain sectors and/or types of investments, and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market. NIM’s security selection process incorporates ESG data provided by third parties, which may be limited for certain companies and/or only take into account one or a few ESG related components. In addition, ESG data may

NOTES TO FINANCIAL STATEMENTS
(continued)
22
include qualitative and/or quantitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data. ESG data from third parties used by NIM as part of its sustainable investment process often lacks standardization, consistency and transparency, and for certain companies such data may not be available, complete or accurate. NIM’s evaluation of ESG factors relevant to a particular company may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.
Emerging Market Risk: The securities of issuers located or doing substantial business in emerging market countries tend to be more volatile and less liquid than the securities of issuers located in countries with more mature economies.  Emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. Investments in these countries may be subject to political, economic, legal, market and currency risks.
Special risks associated with investments in emerging market issuers may include the lack of publicly available information, the lack of uniform disclosure, accounting and financial reporting and recordkeeping standards, and limited investor protections applicable in developed economies. The risks also may include unpredictable political and economic policies, the imposition of capital controls and/or foreign investment limitations by a country, nationalization of businesses, and the imposition of sanctions or restrictions on certain investments by other countries, such as the United States.
India Risk: Investments in Indian issuers involve risks that are specific to India, including exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, and exchange control regulations (including currency blockage). The securities markets in India are relatively underdeveloped and may subject the fund to higher transaction costs or greater uncertainty than investments in more developed securities markets. Further, the fund’s investments are subject to fluctuations in the value of the
Indian rupee. Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of
India. A high proportion of the securities of many Indian issuers are held by a limited number of persons or entities, which may limit the number of shares available for investment by the fund. Also, a limited number of issuers represent a disproportionately large percentage of market capitalization and trading value. In addition, religious and border disputes persist in India. India has historically experienced hostilities with neighboring countries, such as Pakistan, and the Indian government has confronted separatist movements in several Indian states. Instability as a result of these social and political tensions could adversely impact the value of the fund’s investments.

23
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The
fund has a limited number of financial institutions that may act as Authorized
Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting:
(i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a

NOTES TO FINANCIAL STATEMENTS
(continued)
24
fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended October 31, 2023, the fund did not incur any interest or penalties.
Each tax year in the two-year period ended October 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2023, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $54,023, accumulated capital losses
$1,388,051, and unrealized depreciation $1,553,216.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to
October 31, 2023. The fund has $671,843 of short-term capital losses and $716,208 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended
October 31, 2023 and October 31, 2022 were as follows: ordinary income $35,678 and
$0, respectively.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.75% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings,

25
fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October 31, 2023, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.375%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $5,874.

NOTES TO FINANCIAL STATEMENTS
(continued)
26
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended October 31,
2023, amounted to $1,765,070 and $1,702,203, respectively.
At October 31, 2023, the cost of investments for federal income tax purposes was
$10,218,573; accordingly, accumulated net unrealized depreciation on investments for federal income tax purposes was $1,553,216, consisting of gross appreciation of
$279,753 and gross depreciation of $1,832,969.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the

27
proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of October 31, 2023, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 189,698 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the year ended October 31, 2023, the fund had no in-kind transactions.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
28
To the Shareholders and the Board of Trustees of BNY Mellon Sustainable Global Emerging Markets ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Sustainable
Global Emerging Markets ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF
Trust (the “Trust”)), including the statement of investments, as of October 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended October 31, 2023 and the period from December 15, 2021
(commencement of operations) through October 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust)
at October 31, 2023, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year ended October 31, 2023 and the period from December
15, 2021 (commencement of operations) through October 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB")
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the
Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October
31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of
Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 20, 2023

IMPORTANT TAX INFORMATION
(Unaudited)
29
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal
Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2023:
For federal tax purposes the fund hereby reports 100.00% of ordinary income dividends paid during the fiscal year ended October 31, 2023 as qualified dividend income.
The fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The fund received foreign source income of $140,467 and paid foreign taxes of $22,493.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S
SUB-SUB-INVESTMENT ADVISORY AGREEMENT
(Unaudited)
30
At a meeting held May 9, 2023 (the “May Meeting”), the Board of Trustees of the
Trust (the “Board”), all the members of which are not “interested persons” of the
Trust as defined in the Investment Company Act of 1940, as amended (the “1940
Act”), considered the approval of a delegation arrangement between Newton
Investment Management Limited (“NIM” or the “Sub-Adviser”) and its affiliate,
Newton Investment Management North America, LLC (“NIMNA”), which permits
NIM, as the Sub-Adviser to BNY Mellon Sustainable Global Emerging Markets ETF
(the “fund”), to use the investment advisory personnel, resources and capabilities
(“Investment Advisory Services”) available at its sister company, NIMNA, in providing the day-to-day management of the fund’s investments. In connection therewith, the
Board considered the approval of a sub-sub-investment advisory agreement (the “SSIA
Agreement”) between NIM and NIMNA, with respect to the fund. The Trustees were advised by legal counsel throughout the process. The Trustees also met separately from management to consider the SSIA Agreement. NIM and NIMNA are affiliates of the fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC (the
“Adviser”).
At the May Meeting, the Adviser recommended the approval of the SSIA Agreement to enable NIMNA to provide Investment Advisory Services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services, subject to the supervision of the Sub-Adviser and the Adviser. The recommendation for the approval of the SSIA Agreement was based on the following considerations, among others: (i) approval of the SSIA Agreement would permit the Sub-Adviser to use investment personnel employed primarily by NIMNA as primary portfolio managers of the fund and to use the investment research services of NIMNA in the day-to-day management of the fund’s investments; and (ii) there would be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund or the sub-advisory fee payable by the Adviser to the Sub-
Adviser as a result of the delegation arrangement. The Board noted NIMNA currently serves as the sub-adviser for certain other series of the Trust, and had presented to the
Board at a meeting held on February 8, 2023 (the “February Meeting”) and a meeting held on August 11, 2022 (the “August Meeting”) with respect to the initial approval of the NIMNA sub-advisory agreement with respect to those series. The Board further noted NIMNA had represented there had been no material changes to the information it had provided at the February Meeting and August Meeting.
In approving the SSIA Agreement, the Board considered the materials prepared by the Adviser, Sub-Adviser and NIMNA, and other information received in advance of the May Meeting, which included: (i) a form of the SSIA Agreement and related documents; (ii) information regarding the delegation arrangement and how it is expected to enhance investment capabilities for the benefit of the fund; (iii)
information regarding NIMNA; and (iv) an opinion of counsel that the proposed delegation arrangement would not result in an “assignment” of the Sub-Investment

31
Advisory Agreement under the 1940 Act and the Investment Advisers Act of 1940, as
amended, and, therefore, did not require the approval of fund shareholders. The Board also considered materials provided by the Adviser, Sub-Adviser and NIMNA received in advance of: (i) the February Meeting, in connection with the Board’s re-approval of the Management Agreement between the Trust and the Adviser, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement between the Adviser and Sub-Adviser, pursuant to which the Sub-Adviser provides day-to-day management of the fund’s investments; and (ii) the February Meeting and August Meeting, in connection with the Board’s initial approval of the NIMNA sub-investment advisory agreement with respect to the other series of the Trust for which NIMNA serves as a sub-adviser. The
Board also took into consideration the substance of discussions with representatives of the Adviser, Sub-Adviser and NIMNA at the May Meeting, February Meeting and
August Meeting.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
32
J. Charles Cardona (67)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
BNY Mellon Family of Funds, Interested Director (2014-2018), Independent Director
(2019-Present)
BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)
No. of Portfolios for which Board Member Serves: 38, including 22 managed by an affiliate of the Adviser
Kristen M. Dickey (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018);
Lead non-executive director for Aperture Investors, LLC, an investment management firm
(since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until
2017).
No. of Portfolios for which Board Member Serves: 16
F. Jack Liebau, Jr. (60)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present; Chairman of Board 2016 –
Present)
No. of Portfolios for which Board Member Serves: 16
Jill I. Mavro (51)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since
2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing
Director, Head of Strategic Relationships and Member of SPDR Executive Committee at
State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 16

33
Kevin W. Quinn (64)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 16
Stacy L. Schaus (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (from 2019-2021); Executive Vice
President—Defined Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 16
The address of the Board Members and Officers is c/o BNY Mellon ETF Investment Adviser, LLC, 240
Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-833-383-2696.

OFFICERS OF THE TRUST
(Unaudited)
34
DAVID DIPETRILLO, President since
February 2020.
Vice President and Director of BNY Mellon
Investment Adviser, Inc. since February 2021;
Head of North America Distribution, BNY
Mellon Investment Management since February
2023; Head of North America Product, BNY
Mellon Investment Management from January
2018 to February 2023. He is an officer of
53 investment companies (comprised of 102
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 45 years old and
has been an employee of BNY Mellon since
2005.
PETER M. SULLIVAN, Chief Legal Officer
since July 2021, Vice President and
Assistant Secretary since February 2020.
Chief Legal Officer of BNY Mellon Investment
Adviser, Inc. and Associate General Counsel of
BNY Mellon since July 2021; Senior Managing
Counsel of BNY Mellon from December 2020
to July 2021; and Managing Counsel of BNY
Mellon from March 2009 to December 2020.
He is an officer of 54 investment companies
(comprised of 121 portfolios) managed by the
Adviser or an affiliate of the Adviser.  He is 55
years old and has been an employee of BNY
Mellon since April 2004.
JAMES WINDELS, Treasurer since
February 2020.
Director of BNY Mellon Investment Adviser,
Inc. since February 2023; Vice President of
BNY Mellon Investment Adviser, Inc. since
September 2020; and Director – BNY Mellon
Fund Administration.  He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 65 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1985.
SARAH S. KELLEHER, Vice President and
Secretary since February 2020.
Vice President of BNY Mellon ETF Investment
Adviser, LLC since February 2020; Senior
Managing Counsel of BNY Mellon since
September 2021; and Managing Counsel
of BNY Mellon from December 2017 to
September 2021.  She is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  She is 48 years old and
has been an employee of BNY Mellon since
March 2013.
JAMES BITETTO, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon
since December 2019; Managing Counsel of
BNY Mellon from April 2014 to December
2019; and Secretary of BNY Mellon Investment
Adviser, Inc. He is an officer of 54 investment
companies (comprised of 121 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 57 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since December
1996.
DEIRDRE CUNNANE, Vice President and
Assistant Secretary since February 2020.
Managing Counsel of BNY Mellon since
December 2021; and Counsel of BNY Mellon
from August 2018 to December 2021. She is an
officer of 54 investment companies (comprised
of 121 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 32 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since August 2018.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon.
He is an officer of 54 investment companies
(comprised of 121 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 58
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since October 1990.
AMANDA QUINN, Vice President and
Assistant Secretary since February 2020.
Counsel of BNY Mellon since June 2019; and
Regulatory Administration Manager at BNY
Mellon Investment Management Services from
September 2018 to May 2019. She is an officer
of 54 investment companies (comprised of
121 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 38 years old and
has been an employee of BNY Mellon since
June 2012.
JOANNE SKERRETT, Vice President and
Assistant Secretary since March 2023.
Managing Counsel of BNY Mellon since June
2022; and Senior Counsel with the Mutual

35
Fund Directors Forum, a leading funds industry
organization, from 2016 to June 2022.  She is an
officer of 54 investment companies (comprised
of 121 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 51 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 2022.
DANIEL GOLDSTEIN, Vice President
since March 2022
Head of Product Development of North
America Distribution, BNY Mellon Investment
Management since January 2018; Executive Vice
President of North America Product, BNY
Mellon Investment Management since April
2023; and Senior Vice President, Development
& Oversight of North America Product, BNY
Mellon Investment Management from 2010 to
March 2023. He is an officer of 53 investment
companies (comprised of 102 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 54 years old and has been an
employee of the Distributor since 1991.
JOSEPH MARTELLA, Vice President
since March 2022
Vice President of BNY Mellon Investment
Adviser, Inc. since December 2022; Head
of Product Management of North America
Distribution, BNY Mellon Investment
Management since January 2018; Executive
Vice President of North America Product,
BNY Mellon Investment Management since
April 2023, and Senior Vice President of North
America Product, BNY Mellon Investment
Management from 2010 to March 2023. He
is an officer of 53 investment companies
(comprised of 102 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is
47 years old and has been an employee of the
Distributor since 1999.
GAVIN C. REILLY, Assistant Treasurer
since February 2020.
Tax Manager-BNY Mellon Fund
Administration. He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since November 1990.
NATALYA ZELENSKY, Vice President
and Assistant Secretary since February
2020 and Chief Compliance Officer since
August 2021.
Chief Compliance Officer since August 2021
and Vice President since February 2020 of
BNY Mellon ETF Investment Adviser, LLC;
Managing Counsel of BNY Mellon from
December 2019 to August 2021; Counsel of
BNY Mellon from May 2016 to December
2019; and Assistant Secretary of BNY Mellon
Investment Adviser, Inc. from April 2018 to
August 2021. She is an officer of 54 investment
companies (comprised of 121 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 38 years old and has been an
employee of BNY Mellon since May 2016.
CARIDAD M. CAROSELLA, Anti-Money
Laundering Compliance Officer since
February 2020.
Anti-Money Laundering Compliance Officer
of the BNY Mellon Family of Funds and
BNY Mellon Funds Trust. She is an officer
of 47 investment companies (comprised of
114 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 55 years old and
has been an employee of the Distributor since
1997.

For More Information
2023 BNY Mellon Securities Corporation
4859AR1023
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Sustainable Global Emerging Markets ETF BKES
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.

BNY Mellon ETF Trust
ANNUAL REPORT October 31, 2023
BNY Mellon Sustainable International Equity ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Fund Performance 7
Understanding Your Fund’s Expenses 8
Statement of Investments 9
Statement of Assets and Liabilities 12
Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 26
Important Tax Information 27
Information About the Approval of the Fund’s
Sub-Sub-Investment Advisory Agreement 28
Board Members Information 30
Officers of the Trust 32
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from November 1, 2022, through October 31, 2023, as provided by Julianne D.
McHugh and Nick Pope, Portfolio Managers employed by the fund’s sub-adviser, Newton Investment
Management Limited.
Market and Fund Performance Overview
For the 12-month period ended October 31, 2023, the BNY Mellon Sustainable
International Equity ETF (the “fund”) produced a total return of 9.26% at net asset value.
1
In comparison, the fund’s benchmark, the MSCI EAFE
®
Index (the “Index”),
produced a total return of 14.40% for the same period.
2
International markets gained ground during the reporting period as central bank rate hikes showed progress in slowing inflation rates; the Chinese economy reopened after the government rescinded its “zero-COVID-19” policy; and the U.S. dollar weakened relative to most international currencies. The fund underperformed the Index largely due to disappointing stock selections in several sectors, as well as overweight exposure to the lagging health care sector.
The Fund’s Investment Approach
The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of foreign companies that demonstrate attractive investment attributes and sustainable business practices. The fund considers a foreign company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, a country outside the United States. The fund’s sub-adviser,
Newton Investment Management Limited (“NIM”), an affiliate of the BNY Mellon
ETF Investment Adviser, LLC, considers a company to be engaged in “sustainable business practices” if the company engages in business practices that are, in NIM’s view, sustainable in an economic sense (i.e., the company's strategy, operations and finances are stable and durable) and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to environmental, social and governance (ESG) matters (e.g., the company’s environmental footprint, labor standards, board structure, etc.). Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models.
Equities Gain Ground as Inflation Eases
International equities climbed during the reporting period as interest-rate hikes implemented by central banks gained traction in the fight against rampant inflation. In
October 2022, just prior to the start of the reporting period, inflation in the 20-member eurozone averaged 10.60%, its highest level since the eurozone group was established in 1999. The European Central Bank raised its fixed benchmark rate from 0.75% to

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
1.50% on November 2, 2022, followed by seven additional increases to a range of
4.00% to 4.50% as of September 20, 2023. Inflation appeared to respond, declining to 4.30% as of September 2023. Eurozone economic growth rates declined as well, dipping into slightly negative territory near the end of the period, but remained positive on average for the period as a whole. Similar trends in the United States and elsewhere encouraged hopes that inflation might be tamed without prompting a major global recession. International markets were further buoyed by the Chinese government’s decision in December 2022 to end its “zero-COVID-19” strategy, which had resulted in lockdowns that slowed Chinese economic growth and disrupted global supply chains, with negative effects felt throughout the world’s economies. Although Chinese economic growth remained sluggish in the aftermath of the lockdowns, exacerbated by restrictive government and regulatory policies, investors continued to anticipate an eventual return to the more rapid pre-pandemic growth patterns. International equities, particularly those denominated in U.S. dollars, also benefited from a weakening U.S.
dollar relative to most international currencies. The U.S. dollar weakened during the first half of the period as U.S. inflation moderated, and the U.S. Federal Reserve (the
“Fed”) appeared to near the end of its current rate-hike cycle.
Markets lost ground during the final three months of the period in the face of several developments, including renewed oil price increases and technical dynamics, such as substantial government bond issuance meeting reduced interest from several major international buyers. Arguably more significant was the growing realization that U.S.
interest rates would stay ‘higher for longer,’ as the Fed had been suggesting for some time, given the continuing resilience of the U.S. economy. In stark contrast to the
United States, China announced a stream of stimulus initiatives designed to stabilize its economy. Geopolitical risk also undermined sentiment toward the end of the period as armed conflict erupted in the Middle East.
Stock Selections Detract from Relative Returns
Stock selection weighed heavily on performance relative to the Index in the health care and utilities sectors and, to a lesser degree, financials and materials. Overweight exposure to the lagging health care sector further undermined relative returns. Among significant individual detractors, shares in Denmark-based renewable energy utility
Orsted A/S declined, as investors reacted negatively to the cost-related suspension of a UK offshore wind project by a Swedish peer. Shares subsequently fell sharply after the company announced that it may have to write down the value of its U.S.
portfolio, with management pointing to the impact of supplier delays in offshore wind projects. Shares in Switzerland-based health care products provider Lonza Group AG lost ground on the surprise announcement that the company’s CEO would be stepping down at the end of September 2023. Further share-price weakness ensued as the business introduced new mid-term targets, and management issued underwhelming

5
guidance for 2024 margins following the termination of an agreement with Moderna.
The fund continued to hold its position given our view of the attractive opportunity in outsourced drug manufacturing represented by the company.
Conversely, stock selections bolstered the fund’s relative performance in communication services, consumer discretionary and industrials. From an allocation perspective, the fund benefited from lack of exposure to real estate against a backdrop of rising interest rates. Several holdings benefited from Artificial Intelligence (“AI”)-driven momentum in the semiconductor space, amid strengthening demand related to generative AI and large language models. Taiwan Semiconductor Manufacturing Co. Ltd., which manufactures semiconductors for AI industry leaders, contributed positively to the fund’s performance. In other areas, shares in Spain-based fashion retailer Industria de Diseño Textil SA (“Inditex”) rose on the company’s robust performance across brands and geographies. Investors took additional encouragement from the Inditex’s differentiated business model and strong trading momentum.
Maintaining Conviction Despite Macroeconomic Challenges
If prevailing expectations of interest rates remaining higher for longer than previously expected are borne out, we expect the associated higher cost of capital to negatively affect valuations across asset classes. However, structural demand trends remain in place as several global transitions continue, supported in some cases by government stimulus and support. Against this backdrop, we continue to seek out businesses with attractive sustainability credentials, durable returns and quality characteristics leveraged to emerging needs and demands.
As of October 31, 2023, the fund holds its largest overweight position relative to the
Index in information technology. We see strong potential given the sector’s exposure to rapid developments in AI and the potential for our “internet of things” and “smart everything” investment themes. The fund also emphasizes the health care sector, targeting companies offering best-in-class and innovative products, services and solutions to serve the needs and tastes of an aging global population. Conversely, the fund holds relatively underweight exposure to the consumer discretionary sector, with zero exposure to the automobiles & components subsector, reflecting our caution regarding the health of a consumer strained by higher interest rates, particularly with regard to big-ticket spending. The fund also maintains underweight exposure to financials, driven by the fund’s positioning in banks where we find few compelling sustainable stories. Indeed, the Fund’s bank holdings are limited to India’s HDFC Bank
Ltd. and Indonesia’s Bank Rakyat Indonesia (Persero) Tbk PT, businesses where we see significant social benefit from the provision of financial access and security. The fund also holds zero exposure to energy, given the lack of business characteristics in the sector consistent with the portfolio’s sustainable mandate.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
6
November 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. Exchange-Traded Funds (“ETFs”) are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — The MSCI EAFE
®
Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price.
At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity.
These risks generally are greater with emerging-markets countries than with more economically and politically established foreign countries.
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Environmental, social and governance (ESG) managers may take into consideration factors beyond traditional financial information to select securities, which could result in relative investment performance deviating from other strategies or broad market benchmarks, depending on whether such sectors or investments are in or out of favor in the market. Further, ESG strategies may rely on certain values-based criteria to eliminate exposures found in similar strategies or broad market benchmarks, which could also result in relative investment performance deviating.

FUND PERFORMANCE
(Unaudited)
7
Comparison of change in value of a $10,000 investment in BNY Mellon Sustainable International Equity
ETF with a hypothetical investment of $10,000 in the MSCI EAFE
®
Index (the “Index”).
†
Source: Lipper Inc.
††
The inception date is the first date the fund was available on NYSE Arca, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Sustainable International Equity ETF on 12/14/21 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index (Europe,
Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results.
Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2023
Inception Date
††
1 Year From Inception
BNY Mellon Sustainable International Equity ETF
Net Asset Value Return 12/14/21 9.26% (20.86)%
Market Price Return 12/14/21 9.78% (20.26)%
MSCI EAFE
®
Index 12/14/21 14.40% (7.61)%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
8
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The table below shows the expenses you would have paid on a $1,000 investment in the fund from May 1, 2023 to October 31, 2023. The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended October 31, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365 (to reflect the one-half period).
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 877.50 1,021.68 3.31 3.57 0.70

STATEMENT OF INVESTMENTS
October 31, 2023
9
Description Shares Value ($)
Common Stocks – 97.7%
Australia – 1.7%
CSL Ltd. 920 135,600
China – 1.5%
Ping An Insurance Group Co. of China Ltd., Class H 23,000 117,862
Denmark – 6.4%
CHR Hansen Holding A/S 3,193 217,506
Novo Nordisk A/S, Class B 1,708 163,929
Orsted A/S
(a)
2,467 118,843
500,278
Finland – 1.1%
Neste OYJ 2,476 83,076
France – 13.6%
Capgemini SE 708 124,731
Cie de Saint-Gobain SA 2,212 120,303
Hermes International SCA 63 117,295
Legrand SA 2,293 197,689
L'Oreal SA 720 301,800
Sanofi SA 2,278 206,567
1,068,385
Germany – 7.6%
Infineon Technologies AG 6,313 183,527
RWE AG 2,827 108,074
SAP SE 2,240 300,392
591,993
Hong Kong – 5.1%
AIA Group Ltd. 27,804 241,079
Prudential PLC 15,052 156,934
398,013
India – 2.8%
HDFC Bank Ltd. 12,502 221,709
Indonesia – 2.2%
Bank Rakyat Indonesia (Persero) Tbk PT 549,200 171,485
Ireland – 3.9%
ICON PLC
(b)
741 180,775
Smurfit Kappa Group PLC 3,845 125,434
306,209
Japan – 9.3%
Seven & i Holdings Co. Ltd. 2,100 76,103
Sony Group Corp. 2,900 237,720
Suntory Beverage & Food Ltd. 4,500 132,944

STATEMENT OF INVESTMENTS
(continued)
10
Description Shares Value ($)
Common Stocks – 97.7% (continued)
Japan – 9.3% (continued)
Topcon Corp. 12,200 109,585
Toyota Industries Corp. 2,400 175,042
731,394
Netherlands – 9.4%
ASML Holding NV 494 295,483
Universal Music Group NV 7,221 176,497
Wolters Kluwer NV 2,099 268,957
740,937
South Korea – 1.1%
Samsung SDI Co. Ltd. 271 85,380
Spain – 3.6%
Industria de Diseno Textil SA 8,109 279,283
Switzerland – 7.5%
Lonza Group AG 386 134,431
Roche Holding AG 929 238,824
Zurich Insurance Group AG 456 215,856
589,111
Taiwan – 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd. 16,004 261,018
United Kingdom – 17.6%
Ashtead Group PLC 3,781 216,178
AstraZeneca PLC 2,568 319,931
Bunzl PLC 4,479 159,618
Croda International PLC 1,837 97,751
Genus PLC 2,932 76,192
Informa PLC 24,488 211,801
RELX PLC 8,459 294,560
1,376,031
Total Investments (cost $9,038,362) 97.7% 7,657,764
Cash and Receivables (Net) 2.3% 182,646
Net Assets 100.0% 7,840,410
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2023, these securities were valued at $118,843 or 1.52% of net assets.
(b)
Non-income producing security.

11
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Health Care 18.5
Industrials 18.2
Information Technology 17.4
Financials 14.4
Consumer Discretionary 8.1
Consumer Staples 6.6
Materials 5.6
Communication Services 4.9
Utilities 2.9
Energy 1.1
97.7
†
Based on net assets.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023
12
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 9,038,362 7,657,764
Cash 154,605
Cash denominated in foreign currency 6,381 6,371
Tax reclaim receivable—Note 2(b) 18,223
Dividends receivable 8,185
7,845,148
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 4,738
4,738
Net Assets ($) 7,840,410
Composition of Net Assets ($):
Paid-in capital 10,002,050
Total distributable earnings (loss) (2,161,640)
Net Assets ($) 7,840,410
Shares outstanding no par value (unlimited shares
authorized): 200,001
Net asset value per share 39.20
Market price per share 39.50

STATEMENT OF OPERATIONS
Year Ended October 31, 2023
13
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $22,521 foreign taxes withheld at source):
Unaffiliated issuers 158,478
Total Income 158,478
Expenses:
Management fee—Note 3(a) 59,516
Total Expenses 59,516
Net Investment Income 98,962
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (421,011)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 993,457
Net Realized and Unrealized Gain (Loss) on Investments 572,446
Net Increase (Decrease) in Net Assets Resulting from Operations 671,408

STATEMENT OF CHANGES IN NET ASSETS
14
See Notes to Financial Statements
Year Ended
October 31, 2023
For the Period from
December 15,
2021
(a)
to October
31, 2022
Operations ($):
Net investment income 98,962 82,414
Net realized gain (loss) on investments (421,011) (465,494)
Net change in unrealized appreciation (depreciation)
on investments 993,457 (2,374,154)
Net Increase (Decrease) in Net Assets Resulting
from Operations 671,408 (2,757,234)
Distributions ($):
Distributions to shareholders (70,462) (5,352)
Beneficial Interest Transactions ($):
Proceeds from shares sold — 10,000,050
Transaction fees—Note 5 — 2,000
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions — 10,002,050
Total Increase (Decrease) in Net Assets 600,946 7,239,464
Net Assets ($):
Beginning of Period 7,239,464 —
End of Period 7,840,410 7,239,464
Changes in Shares Outstanding:
Shares sold — 200,001
Net Increase (Decrease) in Shares Outstanding — 200,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
15
The following table describes the performance for the fiscal periods indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Year Ended
October 31, 2023
For the Period from
December 15,
2021
(a)
to October
31, 2022
Per Share Data ($):
Net asset value, beginning of period 36.20 50.00
Investment Operations:
Net investment income
(b)
0.49 0.41
Net realized and unrealized gain (loss) on
investments 2.86 (14.19)
Total from Investment Operations 3.35 (13.78)
Distributions: – –
Dividends from net investment income (0.35) (0.03)
Transaction fees
(b)
— 0.01
Net asset value, end of period 39.20 36.20
Market price, end of period 39.50 36.30
Net Asset Value Total Return (%)
(c)
9.26 (27.57)
(d)
Market Price Total Return (%)
(c)
9.78 (27.36)
(d)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.70 0.70
(e)
Ratio of net investment income to average net assets 1.16 1.10
(e)
Portfolio Turnover Rate
(f)
13.19 27.08
Net Assets, end of period ($ x 1,000) 7,840 7,239
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(d)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE Arca, Inc.
(e)
Annualized.
(f)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
16
NOTE 1—Organization:
BNY Mellon Sustainable International Equity ETF (the “fund”) is a separate non-
diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of sixteen series, including the fund. The investment objective of the fund is to seek long-term capital appreciation. BNY
Mellon ETF Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of
The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or
“NIM”), an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the
Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
Effective May 31, 2023, the Sub-Adviser entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC
(“NIMNA”), to enable NIMNA to provide certain advisory services to the Sub-
Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of the Sub-Adviser and the Adviser.
NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY
Mellon Center, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect subsidiary of BNY Mellon.
The shares of the fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).

17
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS
(continued)
18
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of October 31, 2023 in valuing the fund’s investments:

19
Fair Value Measurements
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser or its affiliates are defined as “affiliated” under the Act.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 7,657,764 — — 7,657,764
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)
20
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/
or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Sustainable Investment Approach Risk: The fund’s sustainable investment approach may cause it to make different investments than funds that invest principally in equity securities of U.S. companies that do not incorporate sustainable investment criteria when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate similar criteria. For example, the incorporation of sustainable investment criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of sustainable investment criteria may also affect the fund’s exposure to certain sectors and/or types of investments, and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market. NIM’s security selection process incorporates ESG data provided by third parties, which may be limited for certain companies and/or only take into account one or a few ESG related components. In addition, ESG data may include qualitative and/or quantitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data. ESG data from third parties used by NIM as part of its sustainable investment process often lacks standardization, consistency and transparency, and for certain companies such data may not be available, complete or accurate. NIM’s evaluation of ESG factors relevant to a particular company may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by

21
the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The
fund has a limited number of financial institutions that may act as Authorized
Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting:
(i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

NOTES TO FINANCIAL STATEMENTS
(continued)
22
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended October 31, 2023, the fund did not incur any interest or penalties.
Each tax year in the two-year period ended October 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2023, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $100,171, accumulated capital losses $881,114, and unrealized depreciation $1,380,697.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to
October 31, 2023. The fund has $646,231 of short-term capital losses and $234,883 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended
October 31, 2023 and October 31, 2022 were as follows: ordinary income $70,462 and
$5,352, respectively.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.70% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.

23
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October 31, 2023, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.35%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $4,738.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
24
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended October 31,
2023, amounted to $1,201,309 and $1,088,271, respectively.
At October 31, 2023, the cost of investments for federal income tax purposes was
$9,038,461; accordingly, accumulated net unrealized depreciation on investments for federal income tax purposes was $1,380,697, consisting of gross appreciation of
$343,790 and gross depreciation of $1,724,487.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of October 31, 2023, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 188,894 shares of the fund.

25
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the year ended October 31, 2023, the fund had no in-kind transactions.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
26
To the Shareholders and the Board of Trustees of BNY Mellon Sustainable International Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Sustainable
International Equity ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust
(the “Trust”)), including the statement of investments, as of October 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended October 31, 2023 and the period from December 15, 2021
(commencement of operations) through October 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust)
at October 31, 2023, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year ended October 31, 2023 and the period from December
15, 2021 (commencement of operations) through October 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB")
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the
Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October
31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of
Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 20, 2023

IMPORTANT TAX INFORMATION
(Unaudited)
27
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal
Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2023:
For federal tax purposes the fund hereby reports 100.00% of ordinary income dividends paid during the fiscal year ended October 31, 2023 as qualified dividend income.
The fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The fund received foreign source income of $181,122 and paid foreign taxes of $22,521.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S
SUB-SUB-INVESTMENT ADVISORY AGREEMENT
(Unaudited)
28
At a meeting held May 9, 2023 (the “May Meeting”), the Board of Trustees of the Trust
(the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of a delegation arrangement between Newton Investment
Management Limited (“NIM” or the “Sub-Adviser”) and its affiliate, Newton
Investment Management North America, LLC (“NIMNA”), which permits NIM, as the Sub-Adviser to BNY Mellon Sustainable International Equity ETF (the “fund”), to use the investment advisory personnel, resources and capabilities (“Investment
Advisory Services”) available at its sister company, NIMNA, in providing the day-
to-day management of the fund’s investments. In connection therewith, the Board considered the approval of a sub-sub-investment advisory agreement (the “SSIA
Agreement”) between NIM and NIMNA, with respect to the fund. The Trustees were advised by legal counsel throughout the process. The Trustees also met separately from management to consider the SSIA Agreement. NIM and NIMNA are affiliates of the fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC (the
“Adviser”).
At the May Meeting, the Adviser recommended the approval of the SSIA Agreement to enable NIMNA to provide Investment Advisory Services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services, subject to the supervision of the Sub-Adviser and the Adviser. The recommendation for the approval of the SSIA Agreement was based on the following considerations, among others: (i) approval of the SSIA Agreement would permit the Sub-Adviser to use investment personnel employed primarily by NIMNA as primary portfolio managers of the fund and to use the investment research services of NIMNA in the day-to-day management of the fund’s investments; and (ii) there would be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund or the sub-advisory fee payable by the Adviser to the Sub-
Adviser as a result of the delegation arrangement. The Board noted NIMNA currently serves as the sub-adviser for certain other series of the Trust, and had presented to the
Board at a meeting held on February 8, 2023 (the “February Meeting”) and a meeting held on August 11, 2022 (the “August Meeting”) with respect to the initial approval of the NIMNA sub-advisory agreement with respect to those series. The Board further noted NIMNA had represented there had been no material changes to the information it had provided at the February Meeting and August Meeting.
In approving the SSIA Agreement, the Board considered the materials prepared by the Adviser, Sub-Adviser and NIMNA, and other information received in advance of the May Meeting, which included: (i) a form of the SSIA Agreement and related documents; (ii) information regarding the delegation arrangement and how it is expected to enhance investment capabilities for the benefit of the fund; (iii)
information regarding NIMNA; and (iv) an opinion of counsel that the proposed delegation arrangement would not result in an “assignment” of the Sub-Investment

29
Advisory Agreement under the 1940 Act and the Investment Advisers Act of 1940, as
amended, and, therefore, did not require the approval of fund shareholders. The Board also considered materials provided by the Adviser, Sub-Adviser and NIMNA received in advance of: (i) the February Meeting, in connection with the Board’s re-approval of the Management Agreement between the Trust and the Adviser, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement between the Adviser and Sub-Adviser, pursuant to which the Sub-Adviser provides day-to-day management of the fund’s investments; and (ii) the February Meeting and August Meeting, in connection with the Board’s initial approval of the NIMNA sub-investment advisory agreement with respect to the other series of the Trust for which NIMNA serves as a sub-adviser. The
Board also took into consideration the substance of discussions with representatives of the Adviser, Sub-Adviser and NIMNA at the May Meeting, February Meeting and
August Meeting.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
30
J. Charles Cardona (67)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
BNY Mellon Family of Funds, Interested Director (2014-2018), Independent Director
(2019-Present)
BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)
No. of Portfolios for which Board Member Serves: 38, including 22 managed by an affiliate of the Adviser
Kristen M. Dickey (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018);
Lead non-executive director for Aperture Investors, LLC, an investment management firm
(since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until
2017).
No. of Portfolios for which Board Member Serves: 16
F. Jack Liebau, Jr. (60)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present; Chairman of Board 2016 –
Present)
No. of Portfolios for which Board Member Serves: 16
Jill I. Mavro (51)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since
2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing
Director, Head of Strategic Relationships and Member of SPDR Executive Committee at
State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 16

31
Kevin W. Quinn (64)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 16
Stacy L. Schaus (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (from 2019-2021); Executive Vice
President—Defined Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 16
The address of the Board Members and Officers is c/o BNY Mellon ETF Investment Adviser, LLC, 240
Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-833-383-2696.

OFFICERS OF THE TRUST
(Unaudited)
32
DAVID DIPETRILLO, President since
February 2020.
Vice President and Director of BNY Mellon
Investment Adviser, Inc. since February 2021;
Head of North America Distribution, BNY
Mellon Investment Management since February
2023; Head of North America Product, BNY
Mellon Investment Management from January
2018 to February 2023. He is an officer of
53 investment companies (comprised of 102
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 45 years old and
has been an employee of BNY Mellon since
2005.
PETER M. SULLIVAN, Chief Legal Officer
since July 2021, Vice President and
Assistant Secretary since February 2020.
Chief Legal Officer of BNY Mellon Investment
Adviser, Inc. and Associate General Counsel of
BNY Mellon since July 2021; Senior Managing
Counsel of BNY Mellon from December 2020
to July 2021; and Managing Counsel of BNY
Mellon from March 2009 to December 2020.
He is an officer of 54 investment companies
(comprised of 121 portfolios) managed by the
Adviser or an affiliate of the Adviser.  He is 55
years old and has been an employee of BNY
Mellon since April 2004.
JAMES WINDELS, Treasurer since
February 2020.
Director of BNY Mellon Investment Adviser,
Inc. since February 2023; Vice President of
BNY Mellon Investment Adviser, Inc. since
September 2020; and Director – BNY Mellon
Fund Administration.  He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 65 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1985.
SARAH S. KELLEHER, Vice President and
Secretary since February 2020.
Vice President of BNY Mellon ETF Investment
Adviser, LLC since February 2020; Senior
Managing Counsel of BNY Mellon since
September 2021; and Managing Counsel
of BNY Mellon from December 2017 to
September 2021.  She is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  She is 48 years old and
has been an employee of BNY Mellon since
March 2013.
JAMES BITETTO, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon
since December 2019; Managing Counsel of
BNY Mellon from April 2014 to December
2019; and Secretary of BNY Mellon Investment
Adviser, Inc. He is an officer of 54 investment
companies (comprised of 121 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 57 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since December
1996.
DEIRDRE CUNNANE, Vice President and
Assistant Secretary since February 2020.
Managing Counsel of BNY Mellon since
December 2021; and Counsel of BNY Mellon
from August 2018 to December 2021. She is an
officer of 54 investment companies (comprised
of 121 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 32 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since August 2018.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon.
He is an officer of 54 investment companies
(comprised of 121 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 58
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since October 1990.
AMANDA QUINN, Vice President and
Assistant Secretary since February 2020.
Counsel of BNY Mellon since June 2019; and
Regulatory Administration Manager at BNY
Mellon Investment Management Services from
September 2018 to May 2019. She is an officer
of 54 investment companies (comprised of
121 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 38 years old and
has been an employee of BNY Mellon since
June 2012.
JOANNE SKERRETT, Vice President and
Assistant Secretary since March 2023.
Managing Counsel of BNY Mellon since June
2022; and Senior Counsel with the Mutual

33
Fund Directors Forum, a leading funds industry
organization, from 2016 to June 2022.  She is an
officer of 54 investment companies (comprised
of 121 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 51 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 2022.
DANIEL GOLDSTEIN, Vice President
since March 2022
Head of Product Development of North
America Distribution, BNY Mellon Investment
Management since January 2018; Executive Vice
President of North America Product, BNY
Mellon Investment Management since April
2023; and Senior Vice President, Development
& Oversight of North America Product, BNY
Mellon Investment Management from 2010 to
March 2023. He is an officer of 53 investment
companies (comprised of 102 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 54 years old and has been an
employee of the Distributor since 1991.
JOSEPH MARTELLA, Vice President
since March 2022
Vice President of BNY Mellon Investment
Adviser, Inc. since December 2022; Head
of Product Management of North America
Distribution, BNY Mellon Investment
Management since January 2018; Executive
Vice President of North America Product,
BNY Mellon Investment Management since
April 2023, and Senior Vice President of North
America Product, BNY Mellon Investment
Management from 2010 to March 2023. He
is an officer of 53 investment companies
(comprised of 102 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is
47 years old and has been an employee of the
Distributor since 1999.
GAVIN C. REILLY, Assistant Treasurer
since February 2020.
Tax Manager-BNY Mellon Fund
Administration. He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since November 1990.
NATALYA ZELENSKY, Vice President
and Assistant Secretary since February
2020 and Chief Compliance Officer since
August 2021.
Chief Compliance Officer since August 2021
and Vice President since February 2020 of
BNY Mellon ETF Investment Adviser, LLC;
Managing Counsel of BNY Mellon from
December 2019 to August 2021; Counsel of
BNY Mellon from May 2016 to December
2019; and Assistant Secretary of BNY Mellon
Investment Adviser, Inc. from April 2018 to
August 2021. She is an officer of 54 investment
companies (comprised of 121 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 38 years old and has been an
employee of BNY Mellon since May 2016.
CARIDAD M. CAROSELLA, Anti-Money
Laundering Compliance Officer since
February 2020.
Anti-Money Laundering Compliance Officer
of the BNY Mellon Family of Funds and
BNY Mellon Funds Trust. She is an officer
of 47 investment companies (comprised of
114 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 55 years old and
has been an employee of the Distributor since
1997.

For More Information
2023 BNY Mellon Securities Corporation
4860AR1023
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Sustainable International Equity ETF BKIS
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.

BNY Mellon ETF Trust
ANNUAL REPORT October 31, 2023
BNY Mellon Sustainable US Equity ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Fund Performance 7
Understanding Your Fund’s Expenses 8
Statement of Investments 9
Statement of Assets and Liabilities 12
Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 25
Important Tax Information 26
Information About the Approval of the Fund’s
Sub-Sub-Investment Advisory Agreement 27
Board Members Information 29
Officers of the Trust 31
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from November 1, 2022, through October 31, 2023, as provided by Julianne D.
McHugh and Nick Pope, Portfolio Managers employed by the fund’s sub-adviser, Newton Investment
Management Limited.
Market and Fund Performance Overview
For the 12-month period ending October 31, 2023, the BNY Mellon Sustainable
US Equity ETF (the “fund”) produced a net asset value total return of 6.55%.
1
In
comparison, the fund’s benchmark, the S&P 500
®
Index (the “Index”), produced a
total return of 10.13% for the same period.
2
Equities gained ground during the reporting period as inflationary pressures eased, the U.S. Federal Reserve (the “Fed”) reduced the pace of interest-rate hikes, and economic growth remained positive. The fund underperformed the Index largely due to disappointing stock selections and sector allocations.
The Fund’s Investment Approach
The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity securities of U.S. companies that demonstrate attractive investment attributes and sustainable business practices. The fund considers a U.S. company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, the United States. The fund’s sub-adviser, Newton Investment Management Limited
(“NIM”), an affiliate of BNY Mellon ETF Investment Adviser, LLC, considers a company to be engaged in “sustainable business practices” if the company engages in business practices that are, in NIM's view, sustainable in an economic sense (i.e., the company’s strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to environmental, social and governance (ESG) matters
(e.g., the company’s environmental footprint, labor standards, board structure, etc.).
Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models.
Equities Gain Ground as Inflation Eases
Large-cap U.S. equities gained ground during the reporting period as interest-rate hikes implemented by the Fed gained traction in the fight against inflation. Inflation decreased from more than 7% annually in November 2022 to between 3% and 4%
from June through September 2023, while the federal funds rate rose by more than
2% to a range of 5.25%–5.50%. Counter to expectations, despite the rise in interest rates, economic growth remained relatively strong, bolstered by robust consumer spending. As a result, investor expectations turned to hopes for a “soft landing,” in which the Fed would bring rates under control without triggering a serious recession.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
Growth-oriented stocks performed particularly well in this environment, with market strength led by mega-cap technology-related names leveraged to advances in artificial intelligence (“AI”). Value-oriented and interest-rate-sensitive stocks underperformed, with the utilities, real estate and health care sectors lagging the Index by the widest margin.
Market sentiment shifted during the last three months of the period, as hawkish comments from the Fed dashed hopes that the central bank might soon reverse course and begin to reduce interest rates. As investors absorbed the increasing likelihood that rates would remain higher for longer, stocks lost some of their earlier gains.
Stock Selections and Allocation Detract
The fund’s performance relative to the Index suffered due to stock selection in the materials and information technology sectors and, to a lesser extent, communication services and consumer staples. From a sector perspective, underweight exposure to communication services and overweight exposure to utilities detracted as well. Among notable individual detractors, shares in Albemarle Corp., the world’s largest producer of lithium for electric vehicle (“EV”) batteries, declined amid slumping lithium prices.
Lack of exposure to surging social media company Meta Platforms detracted as well, as did the fund’s position in food ingredient company Darling Ingredients, Inc. due to higher energy costs in Europe and operational challenges. Among financials, holdings in First Republic Bank came under pressure as a crisis of confidence swept the regional banking sector after the collapse of Silicon Valley Bank and closure of Signature Bank in March 2023. We moved swiftly to sell the fund’s position given a lack of clarity as to whether the bank would remain liquid. Renewable energy-related holdings, including utility NextEra Energy, Inc. and solar battery system supplier Enphase Energy , proved vulnerable to rising interest rates and inflation.
On the positive side, strong stock selection bolstered relative returns in health care and consumer discretionary. Lack of exposure to energy and real estate also contributed positively against a backdrop of weak economic growth in China and rising interest rates. Overweight exposure to the information technology sector also enhanced the fund’s relative performance, although disappointing stock selection in the sector more than offset the positive impact. At the stock level, leading health care performers included pharmaceutical companies Eli Lilly & Co. and Novo Nordisk . Gains in Eli Lilly
& Co. were fueled by positive news regarding the company’s treatments for obesity and
Alzheimer’s, and strong sales of diabetes drug Mounjaro. Novo Nordisk also saw strong sales for its obesity and diabetes drug, Ozempic, along with encouraging news from a study that found significant cardiovascular benefits for patients taking the medication.
Other top performers included technology companies benefiting from AI-driven momentum, including enterprise software developer Microsoft Corp., which made progress infusing AI across its platform and reported strong revenue and earnings.
Lack of exposure to EV car maker Tesla proved beneficial due to a challenging near-
term demand outlook.

5
Maintaining Conviction Despite Macroeconomic Challenges
If prevailing expectations of interest rates remaining higher for longer than previously expected are borne out, we expect the associated higher cost of capital to negatively affect valuations across asset classes. However, structural demand trends remain in place as several global transitions continue, supported in some cases by government stimulus and support. Against this backdrop, we continue to seek out businesses with attractive sustainability credentials, durable returns and quality characteristics leveraged to emerging needs and demands.
As of October 31, 2023, the fund holds its largest overweight position relative to the
Index in information technology. We see strong potential given the sector’s exposure to rapid developments in AI and the potential for our “internet of things” and “smart everything” investment themes. The fund also emphasizes the health care sector, targeting companies offering best-in-class and innovative products, services and solutions to serve the needs and tastes of an aging global population. Conversely, the fund holds relatively underweight exposure to the consumer discretionary sector, reflecting our caution regarding the health of a consumer strained by higher interest rates. The fund also holds zero exposure to energy, given the lack of business characteristics in the sector consistent with the portfolio’s sustainable mandate.
November 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. Exchange-Traded Funds (“ETFs”) are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — The S&P 500
®
Index is widely regarded as the best single gauge of large-cap U.S. equities. The
Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization.
Investors cannot invest directly in any index.
Please note: the position in any security highlighted with italicized typeface was sold during the reporting period.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
“Standard & Poor’s
®
,” “S&P
®
,” “Standard & Poor’s
®
500,” and “S&P 500
®
” are registered trademarks of Standard
& Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, managed,

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
6
advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Environmental, social and governance (ESG) managers may take into consideration factors beyond traditional financial information to select securities, which could result in relative investment performance deviating from other strategies or broad market benchmarks, depending on whether such sectors or investments are in or out of favor in the market. Further, ESG strategies may rely on certain values-based criteria to eliminate exposures found in similar strategies or broad market benchmarks, which could also result in relative investment performance deviating.

FUND PERFORMANCE
(Unaudited)
7
Comparison of change in value of a $10,000 investment in BNY Mellon Sustainable US Equity ETF with a hypothetical investment of $10,000 in the S&P 500
®
Index (the “Index”).
†
Source: Lipper Inc.
††
The inception date is the first date the fund was available on NYSE Arca, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Sustainable US Equity ETF on
12/14/21 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index (Europe,
Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results.
Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2023
Inception Date
††
1 Year From Inception
BNY Mellon Sustainable US Equity ETF
Net Asset Value Return 12/14/21 6.55% (14.68)%
Market Price Return 12/14/21 6.56% (14.68)%
S&P 500
®
Index 12/14/21 10.13% (5.30)%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
8
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The table below shows the expenses you would have paid on a $1,000 investment in the fund from May 1, 2023 to October 31, 2023. The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended October 31, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365 (to reflect the one-half period).
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 1,006.10 1,022.68 2.53 2.55 0.50

STATEMENT OF INVESTMENTS
October 31, 2023
9
Description Shares Value ($)
Common Stocks – 97.7%
Banks – 3.1%
JPMorgan Chase & Co. 1,860 258,652
Capital Goods – 4.1%
Ingersoll Rand, Inc. 2,940 178,399
Trane Technologies PLC 866 164,809
343,208
Commercial & Professional Services – 2.5%
Veralto Corp.
(a)
866 59,754
Waste Management, Inc. 934 153,484
213,238
Consumer Discretionary Distribution & Retail – 4.7%
Amazon.com, Inc.
(a)
2,967 394,878
Consumer Durables & Apparel – 2.1%
Lululemon Athletica, Inc.
(a)
455 179,033
Consumer Staples Distribution & Retail – 3.1%
Costco Wholesale Corp. 473 261,304
Financial Services – 4.7%
Goldman Sachs Group, Inc. (The) 479 145,429
Mastercard, Inc., Class A 674 253,660
399,089
Food, Beverage & Tobacco – 4.0%
Darling Ingredients, Inc.
(a)
2,260 100,095
PepsiCo, Inc. 1,438 234,797
334,892
Health Care Equipment & Services – 6.1%
Boston Scientific Corp.
(a)
4,776 244,484
DexCom, Inc.
(a)
1,080 95,936
UnitedHealth Group, Inc. 335 179,413
519,833
Insurance – 5.0%
Progressive Corp. (The) 1,493 236,028
RenaissanceRe Holdings Ltd. 852 187,091
423,119
Materials – 3.6%
Albemarle Corp. 700 88,746
CF Industries Holdings, Inc. 1,393 111,133
Ecolab, Inc. 643 107,857
307,736
Media & Entertainment – 5.1%
Alphabet, Inc., Class A
(a)
3,458 429,069

STATEMENT OF INVESTMENTS
(continued)
10
Description Shares Value ($)
Common Stocks – 97.7% (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 10.0%
AbbVie, Inc. 1,518 214,311
BioMarin Pharmaceutical, Inc.
(a)
1,011 82,346
Danaher Corp. 921 176,850
Eli Lilly & Co. 450 249,269
Zoetis, Inc. 806 126,542
849,318
Semiconductors & Semiconductor Equipment – 6.6%
Applied Materials, Inc. 1,066 141,085
NVIDIA Corp. 787 320,939
Texas Instruments, Inc. 671 95,289
557,313
Software & Services – 19.0%
Accenture PLC, Class A 760 225,789
Akamai Technologies, Inc.
(a)
1,325 136,912
ANSYS, Inc.
(a)
409 113,808
Intuit, Inc. 449 222,233
Microsoft Corp. 2,138 722,879
Roper Technologies, Inc. 386 188,588
1,610,209
Technology Hardware & Equipment – 9.0%
Apple, Inc. 3,667 626,213
TE Connectivity Ltd. 1,175 138,474
764,687
Transportation – 1.6%
Norfolk Southern Corp. 718 136,987
Utilities – 3.4%
CMS Energy Corp. 2,548 138,458
NextEra Energy, Inc. 2,520 146,916
285,374
Total Common Stocks (cost $8,733,148) 8,267,939
Investment Companies – 2.2%
Registered Investment Companies – 2.2%
Dreyfus Institutional Preferred Government Money Market Fund,
Institutional Shares, 5.32%
(b)(c)
(cost $183,887) 183,887 183,887
Total Investments (cost $8,917,035) 99.9% 8,451,826
Cash and Receivables (Net) 0.1% 5,972
Net Assets 100.0% 8,457,798
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of October 31, 2023.

11
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 34.6
Health Care 16.1
Financials 12.8
Industrials 8.2
Consumer Staples 7.1
Consumer Discretionary 6.8
Communication Services 5.1
Materials 3.6
Utilities 3.4
Registered Investment Companies 2.2
99.9
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended October 31,
2023 are as follows:
Description
Value ($)
10/31/22 Purchases ($)
1
Sales ($)
Value ($)
10/31/23
Dividends/
Distributions ($)
Investment Companies – 2.2%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 212,002 918,856 (946,971) 183,887 11,255
Total – 2.2% 212,002 918,856 (946,971) 183,887 11,255
1
Includes reinvested dividends/distributions.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023
12
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 8,733,148 8,267,939
Affiliated issuers 183,887 183,887
Receivable for investment securities sold 41,683
Dividends receivable 5,419
Tax reclaim receivable—Note 2(b) 245
8,499,173
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 3,638
Payable for investment securities purchased 37,737
41,375
Net Assets ($) 8,457,798
Composition of Net Assets ($):
Paid-in capital 10,000,050
Total distributable earnings (loss) (1,542,252)
Net Assets ($) 8,457,798
Shares outstanding no par value (unlimited shares
authorized): 200,001
Net asset value per share 42.29
Market price per share 42.29

STATEMENT OF OPERATIONS
Year Ended October 31, 2023
13
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers 101,416
Affiliated issuers 11,255
Total Income 112,671
Expenses:
Management fee—Note 3(a) 50,739
Total Expenses 50,739
Less—reduction in fees due pursuant to undertaking—Note 3(a) (5,797)
Net Expenses 44,942
Net Investment Income 67,729
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (804,192)
Net change in unrealized appreciation (depreciation) on investments 1,254,221
Net Realized and Unrealized Gain (Loss) on Investments 450,029
Net Increase (Decrease) in Net Assets Resulting from Operations 517,758

STATEMENT OF CHANGES IN NET ASSETS
14
See Notes to Financial Statements
Year Ended
October 31, 2023
For the Period from
December 15,
2021
(a)
to October
31, 2022
Operations ($):
Net investment income 67,729 55,436
Net realized gain (loss) on investments (804,192) (328,618)
Net change in unrealized appreciation (depreciation)
on investments 1,254,221 (1,719,430)
Net Increase (Decrease) in Net Assets Resulting
from Operations 517,758 (1,992,612)
Distributions ($):
Distributions to shareholders (67,044) (354)
Beneficial Interest Transactions ($):
Proceeds from shares sold — 10,000,050
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions — 10,000,050
Total Increase (Decrease) in Net Assets 450,714 8,007,084
Net Assets ($):
Beginning of Period 8,007,084 —
End of Period 8,457,798 8,007,084
Changes in Shares Outstanding:
Shares sold — 200,001
Net Increase (Decrease) in Shares Outstanding — 200,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
15
The following table describes the performance for the fiscal periods indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Year Ended
October 31, 2023
For the Period from
December 15,
2021
(a)
to October
31, 2022
Per Share Data ($):
Net asset value, beginning of period 40.04 50.00
Investment Operations:
Net investment income
(b)
0.34 0.28
Net realized and unrealized gain (loss) on
investments 2.25 (10.24)
Total from Investment Operations 2.59 (9.96)
Distributions: – –
Dividends from net investment income (0.34) (0.00)
(c)
Net asset value, end of period 42.29 40.04
Market price, end of period 42.29 40.03
Net Asset Value Total Return (%)
(d)
6.55 (19.93)
(e)
Market Price Total Return (%)
(d)
6.56 (19.94)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.60 0.60
(f)
Ratio of net expenses to average net assets 0.53 0.60
(f)
Ratio of net investment income to average net assets 0.80 0.72
(f)
Portfolio Turnover Rate
(g)
36.66 28.58
Net Assets, end of period ($ x 1,000) 8,458 8,007
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $(0.01) per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE Arca, Inc.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
16
NOTE 1—Organization:
BNY Mellon Sustainable US Equity ETF (the “fund”) is a separate non-diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of sixteen series, including the fund. The investment objective of the fund is to seek long-term capital appreciation. BNY Mellon ETF
Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Newton Investment Management Limited (the “Sub-Adviser” or “NIM”),
an indirect wholly-owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of
BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
Effective May 31, 2023, the Sub-Adviser entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management North America, LLC
(“NIMNA”), to enable NIMNA to provide certain advisory services to the Sub-
Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIMNA is subject to the supervision of the Sub-Adviser and the Adviser.
NIMNA is also an affiliate of the Adviser. NIMNA’s principal office is located at BNY
Mellon Center, 201 Washington Street, Boston, MA 02108. NIMNA is an indirect subsidiary of BNY Mellon.
The shares of the fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).

17
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS
(continued)
18
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of October 31, 2023 in valuing the fund’s investments:

19
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment companies advised by the
Adviser or its affiliates are defined as “affiliated” under the Act.
(d) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/
or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Sustainable Investment Approach Risk: The fund’s sustainable investment approach may cause it to make different investments than funds that invest principally in equity securities of U.S. companies that do not incorporate sustainable investment criteria when selecting investments. Under certain economic conditions, this could cause the fund to underperform funds that do not incorporate similar criteria. For example, the incorporation of sustainable investment criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so or selling securities when it might otherwise be disadvantageous for the fund to do so. The incorporation of sustainable investment criteria may also affect the fund’s exposure to certain sectors and/or types of investments, and may adversely impact the fund’s performance depending on whether such sectors or investments are in or out of favor in the market. NIM’s security selection process incorporates ESG data provided by third parties, which may be limited for certain companies and/or only
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 8,267,939 — — 8,267,939
Investment Companies 183,887 — — 183,887
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)
20
take into account one or a few ESG related components. In addition, ESG data may include qualitative and/or quantitative measures, and consideration of this data may be subjective. Different methodologies may be used by the various data sources that provide ESG data. ESG data from third parties used by NIM as part of its sustainable investment process often lacks standardization, consistency and transparency, and for certain companies such data may not be available, complete or accurate. NIM’s evaluation of ESG factors relevant to a particular company may be adversely affected in such instances. As a result, the fund’s investments may differ from, and potentially underperform, funds that incorporate ESG data from other sources or utilize other methodologies.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The
fund has a limited number of financial institutions that may act as Authorized
Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting:
(i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(e) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(f) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

21
As of and during the period ended October 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended October 31, 2023, the fund did not incur any interest or penalties.
Each tax year in the two-year period ended October 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2023, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $50,149, accumulated capital losses
$1,126,929, and unrealized depreciation $465,472.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to
October 31, 2023. The fund has $382,631 of short-term capital losses and $744,298 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended
October 31, 2023 and October 31, 2022 were as follows: ordinary income $67,044 and
$354, respectively.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.60% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October 31, 2023, there was no reduction in expenses pursuant to the undertaking.

NOTES TO FINANCIAL STATEMENTS
(continued)
22
In addition, the Adviser has contractually agreed, from March 1, 2023 through March
1, 2024 to waive receipt of a portion of its management fees in the amount of 0.10%
of the value of the fund’s average daily net assets. On or after March 1, 2024, the
Adviser may terminate this waiver agreement at any time. The reduction in expenses pursuant to the undertaking amounted to $5,797 during the period ended October 31,
2023.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.30%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $4,368, which are offset against an expense reimbursement currently in effect in the amount of $730.

23
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended October 31,
2023, amounted to $3,050,879 and $3,023,375, respectively.
At October 31, 2023, the cost of investments for federal income tax purposes was
$8,917,298; accordingly, accumulated net unrealized depreciation on investments for federal income tax purposes was $465,472, consisting of gross appreciation of
$458,497 and gross depreciation of $923,969.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the

NOTES TO FINANCIAL STATEMENTS
(continued)
24
proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of October 31, 2023, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 187,604 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the year ended October 31, 2023, the fund had no in-kind transactions.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
25
To the Shareholders and the Board of Trustees of BNY Mellon Sustainable US Equity ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Sustainable
US Equity ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statement of investments, as of October 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended October 31, 2023 and the period from December 15, 2021 (commencement of operations) through October 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at October
31, 2023, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year ended October 31, 2023 and the period from December 15, 2021
(commencement of operations) through October 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB")
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the
Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October
31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of
Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 20, 2023

IMPORTANT TAX INFORMATION
(Unaudited)
26
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal
Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2023:
For federal tax purposes the fund hereby reports 100.00% of ordinary income dividends paid during the fiscal year ended October 31, 2023 as qualified dividend income and corporate dividends received deduction.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S
SUB-SUB-INVESTMENT ADVISORY AGREEMENT
(Unaudited)
27
At a meeting held May 9, 2023 (the “May Meeting”), the Board of Trustees of the
Trust (the “Board”), all the members of which are not “interested persons” of the
Trust as defined in the Investment Company Act of 1940, as amended (the “1940
Act”), considered the approval of a delegation arrangement between Newton
Investment Management Limited (“NIM” or the “Sub-Adviser”) and its affiliate,
Newton Investment Management North America, LLC (“NIMNA”), which permits
NIM, as the Sub-Adviser to BNY Mellon Sustainable US Equity ETF (the “fund”), to use the investment advisory personnel, resources and capabilities (“Investment
Advisory Services”) available at its sister company, NIMNA, in providing the day-
to-day management of the fund’s investments. In connection therewith, the Board considered the approval of a sub-sub-investment advisory agreement (the “SSIA
Agreement”) between NIM and NIMNA, with respect to the fund. The Trustees were advised by legal counsel throughout the process. The Trustees also met separately from management to consider the SSIA Agreement. NIM and NIMNA are affiliates of the fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC (the
“Adviser”).
At the May Meeting, the Adviser recommended the approval of the SSIA Agreement to enable NIMNA to provide Investment Advisory Services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services, subject to the supervision of the Sub-Adviser and the Adviser. The recommendation for the approval of the SSIA Agreement was based on the following considerations, among others: (i) approval of the SSIA Agreement would permit the Sub-Adviser to use investment personnel employed primarily by NIMNA as primary portfolio managers of the fund and to use the investment research services of NIMNA in the day-to-day management of the fund’s investments; and (ii) there would be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund or the sub-advisory fee payable by the Adviser to the Sub-
Adviser as a result of the delegation arrangement. The Board noted NIMNA currently serves as the sub-adviser for certain other series of the Trust, and had presented to the
Board at a meeting held on February 8, 2023 (the “February Meeting”) and a meeting held on August 11, 2022 (the “August Meeting”) with respect to the initial approval of the NIMNA sub-advisory agreement with respect to those series. The Board further noted NIMNA had represented there had been no material changes to the information it had provided at the February Meeting and August Meeting.
In approving the SSIA Agreement, the Board considered the materials prepared by the Adviser, Sub-Adviser and NIMNA, and other information received in advance of the May Meeting, which included: (i) a form of the SSIA Agreement and related documents; (ii) information regarding the delegation arrangement and how it is expected to enhance investment capabilities for the benefit of the fund; (iii)
information regarding NIMNA; and (iv) an opinion of counsel that the proposed delegation arrangement would not result in an “assignment” of the Sub-Investment

INFORMATION ABOUT THE APPROVAL OF THE FUND’S SUB-SUB-
INVESTMENT ADVISORY AGREEMENT
(Unaudited) (continued)
28
Advisory Agreement under the 1940 Act and the Investment Advisers Act of 1940, as
amended, and, therefore, did not require the approval of fund shareholders. The Board also considered materials provided by the Adviser, Sub-Adviser and NIMNA received in advance of: (i) the February Meeting, in connection with the Board’s re-approval of the Management Agreement between the Trust and the Adviser, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement between the Adviser and Sub-Adviser, pursuant to which the Sub-Adviser provides day-to-day management of the fund’s investments; and (ii) the February Meeting and August Meeting, in connection with the Board’s initial approval of the NIMNA sub-investment advisory agreement with respect to the other series of the Trust for which NIMNA serves as a sub-adviser. The
Board also took into consideration the substance of discussions with representatives of the Adviser, Sub-Adviser and NIMNA at the May Meeting, February Meeting and
August Meeting.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
29
J. Charles Cardona (67)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
BNY Mellon Family of Funds, Interested Director (2014-2018), Independent Director
(2019-Present)
BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)
No. of Portfolios for which Board Member Serves: 38, including 22 managed by an affiliate of the Adviser
Kristen M. Dickey (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018);
Lead non-executive director for Aperture Investors, LLC, an investment management firm
(since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until
2017).
No. of Portfolios for which Board Member Serves: 16
F. Jack Liebau, Jr. (60)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present; Chairman of Board 2016 –
Present)
No. of Portfolios for which Board Member Serves: 16
Jill I. Mavro (51)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since
2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing
Director, Head of Strategic Relationships and Member of SPDR Executive Committee at
State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 16

30
BOARD MEMBERS INFORMATION
(Unaudited) (continued)
INDEPENDENT BOARD MEMBERS
Kevin W. Quinn (64)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 16
Stacy L. Schaus (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (from 2019-2021); Executive Vice
President—Defined Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 16
The address of the Board Members and Officers is c/o BNY Mellon ETF Investment Adviser, LLC, 240
Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-833-383-2696.

OFFICERS OF THE TRUST
(Unaudited)
31
DAVID DIPETRILLO, President since
February 2020.
Vice President and Director of BNY Mellon
Investment Adviser, Inc. since February 2021;
Head of North America Distribution, BNY
Mellon Investment Management since February
2023; Head of North America Product, BNY
Mellon Investment Management from January
2018 to February 2023. He is an officer of
53 investment companies (comprised of 102
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 45 years old and
has been an employee of BNY Mellon since
2005.
PETER M. SULLIVAN, Chief Legal Officer
since July 2021, Vice President and
Assistant Secretary since February 2020.
Chief Legal Officer of BNY Mellon Investment
Adviser, Inc. and Associate General Counsel of
BNY Mellon since July 2021; Senior Managing
Counsel of BNY Mellon from December 2020
to July 2021; and Managing Counsel of BNY
Mellon from March 2009 to December 2020.
He is an officer of 54 investment companies
(comprised of 121 portfolios) managed by the
Adviser or an affiliate of the Adviser.  He is 55
years old and has been an employee of BNY
Mellon since April 2004.
JAMES WINDELS, Treasurer since
February 2020.
Director of BNY Mellon Investment Adviser,
Inc. since February 2023; Vice President of
BNY Mellon Investment Adviser, Inc. since
September 2020; and Director – BNY Mellon
Fund Administration.  He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 65 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1985.
SARAH S. KELLEHER, Vice President and
Secretary since February 2020.
Vice President of BNY Mellon ETF Investment
Adviser, LLC since February 2020; Senior
Managing Counsel of BNY Mellon since
September 2021; and Managing Counsel
of BNY Mellon from December 2017 to
September 2021.  She is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  She is 48 years old and
has been an employee of BNY Mellon since
March 2013.
JAMES BITETTO, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon
since December 2019; Managing Counsel of
BNY Mellon from April 2014 to December
2019; and Secretary of BNY Mellon Investment
Adviser, Inc. He is an officer of 54 investment
companies (comprised of 121 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 57 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since December
1996.
DEIRDRE CUNNANE, Vice President and
Assistant Secretary since February 2020.
Managing Counsel of BNY Mellon since
December 2021; and Counsel of BNY Mellon
from August 2018 to December 2021. She is an
officer of 54 investment companies (comprised
of 121 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 32 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since August 2018.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon.
He is an officer of 54 investment companies
(comprised of 121 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 58
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since October 1990.
AMANDA QUINN, Vice President and
Assistant Secretary since February 2020.
Counsel of BNY Mellon since June 2019; and
Regulatory Administration Manager at BNY
Mellon Investment Management Services from
September 2018 to May 2019. She is an officer
of 54 investment companies (comprised of
121 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 38 years old and
has been an employee of BNY Mellon since
June 2012.
JOANNE SKERRETT, Vice President and
Assistant Secretary since March 2023.
Managing Counsel of BNY Mellon since June
2022; and Senior Counsel with the Mutual

OFFICERS OF THE TRUST
(Unaudited) (continued)
32
Fund Directors Forum, a leading funds industry
organization, from 2016 to June 2022.  She is an
officer of 54 investment companies (comprised
of 121 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 51 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 2022.
DANIEL GOLDSTEIN, Vice President
since March 2022
Head of Product Development of North
America Distribution, BNY Mellon Investment
Management since January 2018; Executive Vice
President of North America Product, BNY
Mellon Investment Management since April
2023; and Senior Vice President, Development
& Oversight of North America Product, BNY
Mellon Investment Management from 2010 to
March 2023. He is an officer of 53 investment
companies (comprised of 102 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 54 years old and has been an
employee of the Distributor since 1991.
JOSEPH MARTELLA, Vice President
since March 2022
Vice President of BNY Mellon Investment
Adviser, Inc. since December 2022; Head
of Product Management of North America
Distribution, BNY Mellon Investment
Management since January 2018; Executive
Vice President of North America Product,
BNY Mellon Investment Management since
April 2023, and Senior Vice President of North
America Product, BNY Mellon Investment
Management from 2010 to March 2023. He
is an officer of 53 investment companies
(comprised of 102 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is
47 years old and has been an employee of the
Distributor since 1999.
GAVIN C. REILLY, Assistant Treasurer
since February 2020.
Tax Manager-BNY Mellon Fund
Administration. He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since November 1990.
NATALYA ZELENSKY, Vice President
and Assistant Secretary since February
2020 and Chief Compliance Officer since
August 2021.
Chief Compliance Officer since August 2021
and Vice President since February 2020 of
BNY Mellon ETF Investment Adviser, LLC;
Managing Counsel of BNY Mellon from
December 2019 to August 2021; Counsel of
BNY Mellon from May 2016 to December
2019; and Assistant Secretary of BNY Mellon
Investment Adviser, Inc. from April 2018 to
August 2021. She is an officer of 54 investment
companies (comprised of 121 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 38 years old and has been an
employee of BNY Mellon since May 2016.
CARIDAD M. CAROSELLA, Anti-Money
Laundering Compliance Officer since
February 2020.
Anti-Money Laundering Compliance Officer
of the BNY Mellon Family of Funds and
BNY Mellon Funds Trust. She is an officer
of 47 investment companies (comprised of
114 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 55 years old and
has been an employee of the Distributor since
1997.

For More Information
2023 BNY Mellon Securities Corporation
4861AR1023
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Sustainable US Equity ETF BKUS
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.

BNY Mellon ETF Trust
ANNUAL REPORT October 31, 2023
BNY Mellon Concentrated International ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Fund Performance 7
Understanding Your Fund’s Expenses 8
Statement of Investments 9
Statement of Assets and Liabilities 12
Statement of Operations 13
Statement of Changes in Net Assets 14
Financial Highlights 15
Notes to Financial Statements 16
Report of Independent Registered Public Accounting Firm 25
Important Tax Information 26
Board Members Information 27
Officers of the Trust 29
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from November 1, 2022, through October 31, 2023, as provided by Fraser Fox, Jane
Henderson, Roy Leckie, Charlie Macquaker and Maxim Skorniakov, Portfolio Managers employed by the fund’s sub-adviser, Walter Scott & Partners Limited.
Market and Fund Performance Overview
For the 12-month period ended October 31, 2023, the BNY Mellon Concentrated
International ETF (the “fund”) produced a net asset value total return of 15.14%.
1
In
comparison, the fund’s benchmark, the MSCI EAFE
®
Index (the “Index”), produced
a total return of 14.40% for the same period.
2
International markets gained ground during the reporting period as central bank rate hikes showed progress in slowing inflation rates, the Chinese economy reopened after the government rescinded its “zero-COVID-19” policy, and the U.S. dollar weakened relative to most international currencies. The fund outperformed the Index largely due to strong individual stock selections.
The Fund’s Investment Approach
The fund seeks long-term total return. To pursue its goal, the fund normally invests primarily in equity securities of foreign companies located in developed markets, excluding the United States. The fund considers “developed markets” to be countries included in the Morgan Stanley Capital International (MSCI) Europe, Australasia and
Far East (EAFE
®
) Index and Canada. “Foreign companies” are companies: (i) that are organized under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits from businesses, investments or sales, outside the United
States. The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection. The fund invests principally in common stocks, including common stocks listed on foreign exchanges. The fund may invest in equity securities of companies of any market capitalization. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in equity securities of companies in certain sectors or located in particular regions or countries.
Equities Gain Ground as Inflation Eases
International developed-markets equities climbed during the reporting period as interest-rate hikes implemented by central banks gained traction in the fight against rampant inflation. In October 2022, just prior to the start of the reporting period, inflation in the 20-member eurozone averaged 10.60%, its highest level since the eurozone group was established in 1999. The European Central Bank raised its fixed benchmark rate from 0.75% to 1.50% on November 2, 2022, followed by seven additional increases to a range of 4.00% to 4.50% as of September 20, 2023. Inflation appeared to respond, declining to 4.30% as of September 2023. Eurozone economic growth rates declined as well, dipping into slightly negative territory near the end of the period, but remained positive on average for the period as a whole. Similar trends

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
in the United States and elsewhere encouraged hopes that inflation might be tamed without prompting a major global recession. International markets were further buoyed by the Chinese government’s decision in December 2022 to end its “zero-COVID-19”
strategy, which had resulted in lockdowns that slowed Chinese economic growth and disrupted global supply chains, with negative effects felt throughout the world’s economies. Although Chinese economic growth remained sluggish in the aftermath of the lockdowns, exacerbated by restrictive government and regulatory policies, investors continued to anticipate an eventual return to the more rapid pre-pandemic growth patterns. Developed-markets equities, particularly those denominated in U.S. dollars, also benefited from a weakening U.S. dollar relative to most international currencies.
The U.S. dollar weakened during the first half of the period as U.S. inflation moderated, and the U.S. Federal Reserve appeared to near the end of its current rate-hike cycle.
Most international equities benefited from these conditions, with all industry sectors generating positive returns. Many of the market’s strongest returns were seen in cyclical sectors, including financials, consumer discretionary, energy, industrials, information technology and materials. Conversely, defensive and interest-rate-sensitive sectors lagged, with real estate, health care, communication services and consumer staples significantly trailing the Index average.
Stock Selections Drive Outperformance
As we have noted in previous reports, the fund’s sector and country exposures are a function of individual stock selections, and performance within sectors and countries is determined by those individual selections. It is also important to point out that the fund does not adopt a deliberate bias in favor of growth over value; rather we seek solely to invest the fund’s assets in quality businesses that can deliver sustainable, long-term growth based on all of a company’s fundamental aspects, including growth, profitability, return structure, balance sheet strength, sustainability credentials and valuation. The fund’s top-performing holding relative to the Index was Denmark-
based pharmaceutical firm Novo Nordisk A/S, which benefited from phenomenal U.S.
demand for Wegovy, a recently launched weight-loss drug. In addition to strong sales, clinical trials showed positive cardiovascular effects for the drug, raising expectations for eventual Medicare and Medicaid coverage. Among other notably strong holdings, shares in Germany-based sportswear company adidas AG gained ground as the company reset its operations with a new CEO and revised public relations campaign.
Japan-based chemicals company Shin-Etsu Chemical Co. Ltd. reported exceptionally robust performance due to demand for PVC piping from the housing market and for silicon from the semiconductor industry. Shares in Germany-based enterprise software company SAP SE and Taiwan-based semiconductor producer Taiwan Semiconductor
Manufacturing Co. Ltd. recovered from the market’s bias against growth-oriented technology shares during the prior reporting period.

5
On the negative side, several holdings detracted from the fund’s returns relative to the
Index. Among the most notable, shares in Australia-based biotechnology company
CSL Ltd. declined due to corporate margin and staffing pressures. Switzerland-based drug maker Roche Holding AG experienced softening demand for medications to treat COVID-19 infections and setbacks in clinical trials for some experimental drugs.
Shares in Switzerland-based product testing and verification services provider SGS
SA were undermined by sluggish growth in China and weakening economic activity in Europe. In all three cases, we believe the companies’ long-term prospects remain intact.
Monitoring Developments in Interest Rates and Inflation
The longer-term effects of recent central bank tightening are just starting to be felt throughout the global economy. We expect the prevailing environment of high interest rates to create headwinds for businesses and consumers alike as the costs of borrowing increase. Against this backdrop, we believe that high-quality businesses with solid balance sheets, relatively little debt and cash-generative business models are likely to outperform. Accordingly, we remain sharply focused on the long-term prospects of the individual companies in which the fund invests. As a result of the fund’s individual stock selections, as of October 31, 2023, the fund holds materially overweight exposure, relative to the Index, to the health care and information technology sectors, and significantly underweight exposure to financials.
November 15, 2023
1
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. Exchange-Traded Funds (“ETFs”) are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
2
Source: Lipper Inc. — The MSCI EAFE
®
Index (Europe, Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
6
liquidity. These risks generally are greater with emerging-market countries. Diversification cannot assure a profit or protect against loss.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

FUND PERFORMANCE
(Unaudited)
7
Comparison of change in value of a $10,000 investment in BNY Mellon Concentrated International ETF with a hypothetical investment of $10,000 in the MSCI EAFE
®
Index (the “Index”).
† Source: Lipper Inc.
††
The inception date is the first date the fund was available on NYSE Arca, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Concentrated International ETF on
12/6/21 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index (Europe,
Australasia, Far East) is a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results.
Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2023
Inception Date
††
1 Year From Inception
BNY Mellon Concentrated International ETF
Net Asset Value Return 12/6/21 15.14% (13.60)%
Market Price Return 12/6/21 17.23% (12.97)%
MSCI EAFE
®
Index 12/6/21 14.40% (7.61)%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
8
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The table below shows the expenses you would have paid on a $1,000 investment in the fund from May 1, 2023 to October 31, 2023. The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended October 31, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365 (to reflect the one-half period).
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 905.60 1,021.17 3.84 4.08 0.80

STATEMENT OF INVESTMENTS
October 31, 2023
9
Description Shares Value ($)
Common Stocks – 97.9%
Australia – 2.7%
CSL Ltd. 12,640 1,863,021
Canada – 6.0%
Alimentation Couche-Tard, Inc. 76,001 4,137,239
Denmark – 8.4%
Coloplast A/S, Class B 17,120 1,783,902
Novo Nordisk A/S, Class B 41,396 3,973,077
5,756,979
Finland – 2.6%
Kone OYJ, Class B 40,799 1,765,198
France – 16.8%
Air Liquide SA 18,656 3,191,550
L'Oreal SA 6,240 2,615,599
LVMH Moet Hennessy Louis Vuitton SE 3,616 2,580,698
TotalEnergies SE 47,901 3,203,233
11,591,080
Germany – 9.2%
adidas AG 9,600 1,698,378
Merck KGaA 11,360 1,711,050
SAP SE 21,760 2,918,095
6,327,523
Hong Kong – 8.9%
AIA Group Ltd. 264,028 2,289,294
CLP Holdings Ltd. 288,054 2,107,420
Prudential PLC 164,444 1,714,516
6,111,230
Ireland – 2.7%
Experian PLC 62,024 1,877,893
Japan – 14.1%
Daikin Industries Ltd. 12,800 1,826,581
Hoya Corp. 19,200 1,815,814
Keyence Corp. 5,800 2,225,103
Shin-Etsu Chemical Co. Ltd. 80,000 2,358,172
SMC Corp. 3,200 1,449,949
9,675,619
Netherlands – 3.1%
ASML Holding NV 3,520 2,105,467
Singapore – 3.5%
CapitaLand Ascendas REIT
(a)
1,280,000 2,430,705

STATEMENT OF INVESTMENTS
(continued)
10
Description Shares Value ($)
Common Stocks – 97.9% (continued)
Spain – 2.9%
Amadeus IT Group SA 35,400 2,015,922
Switzerland – 8.8%
Nestle SA 21,760 2,345,722
Roche Holding AG 7,136 1,834,501
SGS SA 23,200 1,886,809
6,067,032
Taiwan – 3.0%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR 24,000 2,071,440
United Kingdom – 5.2%
Compass Group PLC 140,826 3,548,294
Total Common Stocks (cost $68,914,453) 67,344,642
Investment Companies – 1.9%
Registered Investment Companies – 1.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional
Shares, 5.32%
(b)(c)
(cost $1,327,741) 1,327,741 1,327,741
Total Investments (cost $70,242,194) 99.8% 68,672,383
Cash and Receivables (Net) 0.2% 141,371
Net Assets 100.0% 68,813,754
ADR—American Depositary Receipt
REIT—Real Estate Investment Trust
(a)
Investment in a real estate investment trust.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of October 31, 2023.
Portfolio Summary (Unaudited)
†
Value (%)
Health Care 19.0
Consumer Discretionary 14.3
Information Technology 13.5
Consumer Staples 13.2
Industrials 12.8
Materials 8.0
Financials 5.8
Energy 4.7
Real Estate 3.5
Utilities 3.1
Registered Investment Companies 1.9
99.8
†
Based on net assets.

11
See Notes to Financial Statements
Holdings and transactions in these affiliated companies during the period ended October 31,
2023 are as follows:
Description
Value ($)
10/31/22 Purchases ($)
1
Sales ($)
Value ($)
10/31/23
Dividends/
Distributions ($)
Investment Companies – 1.9%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 1,239,658 1,581,120 (1,493,037) 1,327,741 56,894
Total – 1.9% 1,239,658 1,581,120 (1,493,037) 1,327,741 56,894
1
Includes reinvested dividends/distributions.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023
12
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 68,914,453 67,344,642
Affiliated issuers 1,327,741 1,327,741
Tax reclaim receivable—Note 2(b) 131,338
Dividends receivable 55,417
68,859,138
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 45,382
Cash overdraft denominated in foreign currency 2 2
45,384
Net Assets ($) 68,813,754
Composition of Net Assets ($):
Paid-in capital 69,590,612
Total distributable earnings (loss) (776,858)
Net Assets ($) 68,813,754
Shares outstanding no par value (unlimited shares
authorized): 1,600,001
Net asset value per share 43.01
Market price per share 43.32

STATEMENT OF OPERATIONS
Year Ended October 31, 2023
13
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $169,489 foreign taxes withheld at source):
Unaffiliated issuers 1,387,230
Affiliated issuers 56,894
Total Income 1,444,124
Expenses:
Management fee—Note 3(a) 568,053
Total Expenses 568,053
Net Investment Income 876,071
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (16,328)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 7,432,115
Net Realized and Unrealized Gain (Loss) on Investments 7,415,787
Net Increase (Decrease) in Net Assets Resulting from Operations 8,291,858

STATEMENT OF CHANGES IN NET ASSETS
14
See Notes to Financial Statements
Year Ended
October 31, 2023
For the Period from
December 8, 2021
(a)
to October 31, 2022
Operations ($):
Net investment income 876,071 221,836
Net realized gain (loss) on investments (16,328) (4,061)
Net change in unrealized appreciation (depreciation)
on investments 7,432,115 (9,004,851)
Net Increase (Decrease) in Net Assets Resulting
from Operations 8,291,858 (8,787,076)
Distributions ($):
Distributions to shareholders (281,640) —
Beneficial Interest Transactions ($):
Proceeds from shares sold 4,522,946 65,065,947
Transaction fees—Note 5 — 1,719
Increase (Decrease) in Net Assets from Beneficial
Interest Transactions 4,522,946 65,067,666
Total Increase (Decrease) in Net Assets 12,533,164 56,280,590
Net Assets ($):
Beginning of Period 56,280,590 —
End of Period 68,813,754 56,280,590
Changes in Shares Outstanding:
Shares sold 100,000 1,500,001
Net Increase (Decrease) in Shares Outstanding 100,000 1,500,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
15
The following table describes the performance for the fiscal periods indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
Year Ended
October 31, 2023
For the Period from
December 8, 2021
(a)
to October 31, 2022
Per Share Data ($):
Net asset value, beginning of period 37.52 50.00
Investment Operations:
Net investment income
(b)
0.56 0.30
Net realized and unrealized gain (loss) on
investments 5.12 (12.78)
Total from Investment Operations 5.68 (12.48)
Distributions: – –
Dividends from net investment income (0.19) —
Transaction fees
(b)
— 0.00
(c)
Net asset value, end of period 43.01 37.52
Market price, end of period 43.32 37.12
Net Asset Value Total Return (%)
(d)
15.14 (24.96)
(e)
Market Price Total Return (%)
(d)
17.23 (25.76)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.80 0.80
(f)
Ratio of net investment income to average net assets 1.23 0.82
(f)
Portfolio Turnover Rate
(g)
2.37 –
Net Assets, end of period ($ x 1,000) 68,814 56,281
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $0.01 per share.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on NYSE Arca, Inc.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
16
NOTE 1—Organization:
BNY Mellon Concentrated International ETF (the “fund”) is a separate non-
diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of sixteen series, including the fund. The investment objective of the fund is to seek long-term total return. BNY Mellon ETF
Investment Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY Mellon”), serves as the fund’s investment adviser. Walter Scott & Partners Limited (the “Sub-Adviser”), an indirect wholly-
owned subsidiary of BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or “Fund’s Shares.” The Fund’s
Shares are listed and traded on NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by Authorized Participants, the
Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the NYSE Arca, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s

17
financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.

NOTES TO FINANCIAL STATEMENTS
(continued)
18
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of October 31, 2023 in valuing the fund’s investments:
Fair Value Measurements
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 67,344,642 — — 67,344,642
Investment Companies 1,327,741 — — 1,327,741
†
See Statement of Investments for additional detailed categorizations, if any.

19
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser or its affiliates are defined as “affiliated” under the Act.
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/
or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.

NOTES TO FINANCIAL STATEMENTS
(continued)
20
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The
fund has a limited number of financial institutions that may act as Authorized
Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting:
(i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a

21
fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended October 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended October 31, 2023, the fund did not incur any interest or penalties.
Each tax year in the two-year period ended October 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2023, the components of accumulated earnings on a tax basis were as follows: undistributed ordinary income $810,850, accumulated capital losses
$10,873, and unrealized depreciation $1,576,835.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to
October 31, 2023. The fund has $10,873 of long-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal years ended
October 31, 2023 and October 31, 2022 were as follows: ordinary income $281,640 and $0, respectively.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.80% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings,

NOTES TO FINANCIAL STATEMENTS
(continued)
22
fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October 31, 2023, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.40%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $45,382.

23
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended October 31,
2023, amounted to $2,398,889 and $1,634,276, respectively.
At October 31, 2023, the cost of investments for federal income tax purposes was
$70,249,218; accordingly, accumulated net unrealized depreciation on investments for federal income tax purposes was $1,576,835, consisting of gross appreciation of
$5,536,365 and gross depreciation of $7,113,200.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the

NOTES TO FINANCIAL STATEMENTS
(continued)
24
proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of October 31, 2023, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 184,252 shares of the fund.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the year ended October 31, 2023, the fund had in-kind transactions associated with creations of $4,145,585 and redemptions of $0.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
25
To the Shareholders and the Board of Trustees of BNY Mellon Concentrated International ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Concentrated
International ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust (the “Trust”)), including the statement of investments, as of October 31, 2023, and the related statement of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year ended October 31, 2023 and the period from December 8, 2021 (commencement of operations) through October 31, 2022 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF Trust) at October
31, 2023, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights for the year ended October 31, 2023 and the period from December 8, 2021
(commencement of operations) through October 31, 2022, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB")
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the
Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October
31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of
Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 20, 2023

IMPORTANT TAX INFORMATION
(Unaudited)
26
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal
Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2023:
For federal tax purposes the fund hereby reports 100.00% of ordinary income dividends paid during the fiscal year ended October 31, 2023 as qualified dividend income.
The fund intends to elect to pass through to shareholders the credit for taxes paid to foreign countries. The fund received foreign source income of $1,556,720 and paid foreign taxes of $148,586.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
27
J. Charles Cardona (67)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
BNY Mellon Family of Funds, Interested Director (2014-2018), Independent Director
(2019-Present)
BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)
No. of Portfolios for which Board Member Serves: 38, including 22 managed by an affiliate of the Adviser
Kristen M. Dickey (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018);
Lead non-executive director for Aperture Investors, LLC, an investment management firm
(since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until
2017).
No. of Portfolios for which Board Member Serves: 16
F. Jack Liebau, Jr. (60)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present; Chairman of Board 2016 –
Present)
No. of Portfolios for which Board Member Serves: 16
Jill I. Mavro (51)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since
2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing
Director, Head of Strategic Relationships and Member of SPDR Executive Committee at
State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 16

28
BOARD MEMBERS INFORMATION
(Unaudited) (continued)
INDEPENDENT BOARD MEMBERS
Kevin W. Quinn (64)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 16
Stacy L. Schaus (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (from 2019-2021); Executive Vice
President—Defined Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 16
The address of the Board Members and Officers is c/o BNY Mellon ETF Investment Adviser, LLC, 240
Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-833-383-2696.

OFFICERS OF THE TRUST
(Unaudited)
29
DAVID DIPETRILLO, President since
February 2020.
Vice President and Director of BNY Mellon
Investment Adviser, Inc. since February 2021;
Head of North America Distribution, BNY
Mellon Investment Management since February
2023; Head of North America Product, BNY
Mellon Investment Management from January
2018 to February 2023. He is an officer of
53 investment companies (comprised of 102
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 45 years old and
has been an employee of BNY Mellon since
2005.
PETER M. SULLIVAN, Chief Legal Officer
since July 2021, Vice President and
Assistant Secretary since February 2020.
Chief Legal Officer of BNY Mellon Investment
Adviser, Inc. and Associate General Counsel of
BNY Mellon since July 2021; Senior Managing
Counsel of BNY Mellon from December 2020
to July 2021; and Managing Counsel of BNY
Mellon from March 2009 to December 2020.
He is an officer of 54 investment companies
(comprised of 121 portfolios) managed by the
Adviser or an affiliate of the Adviser.  He is 55
years old and has been an employee of BNY
Mellon since April 2004.
JAMES WINDELS, Treasurer since
February 2020.
Director of BNY Mellon Investment Adviser,
Inc. since February 2023; Vice President of
BNY Mellon Investment Adviser, Inc. since
September 2020; and Director – BNY Mellon
Fund Administration.  He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 65 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1985.
SARAH S. KELLEHER, Vice President and
Secretary since February 2020.
Vice President of BNY Mellon ETF Investment
Adviser, LLC since February 2020; Senior
Managing Counsel of BNY Mellon since
September 2021; and Managing Counsel
of BNY Mellon from December 2017 to
September 2021.  She is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  She is 48 years old and
has been an employee of BNY Mellon since
March 2013.
JAMES BITETTO, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon
since December 2019; Managing Counsel of
BNY Mellon from April 2014 to December
2019; and Secretary of BNY Mellon Investment
Adviser, Inc. He is an officer of 54 investment
companies (comprised of 121 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 57 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since December
1996.
DEIRDRE CUNNANE, Vice President and
Assistant Secretary since February 2020.
Managing Counsel of BNY Mellon since
December 2021; and Counsel of BNY Mellon
from August 2018 to December 2021. She is an
officer of 54 investment companies (comprised
of 121 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 32 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since August 2018.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon.
He is an officer of 54 investment companies
(comprised of 121 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 58
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since October 1990.
AMANDA QUINN, Vice President and
Assistant Secretary since February 2020.
Counsel of BNY Mellon since June 2019; and
Regulatory Administration Manager at BNY
Mellon Investment Management Services from
September 2018 to May 2019. She is an officer
of 54 investment companies (comprised of
121 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 38 years old and
has been an employee of BNY Mellon since
June 2012.
JOANNE SKERRETT, Vice President and
Assistant Secretary since March 2023.
Managing Counsel of BNY Mellon since June
2022; and Senior Counsel with the Mutual

OFFICERS OF THE TRUST
(Unaudited) (continued)
30
Fund Directors Forum, a leading funds industry
organization, from 2016 to June 2022.  She is an
officer of 54 investment companies (comprised
of 121 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 51 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 2022.
DANIEL GOLDSTEIN, Vice President
since March 2022
Head of Product Development of North
America Distribution, BNY Mellon Investment
Management since January 2018; Executive Vice
President of North America Product, BNY
Mellon Investment Management since April
2023; and Senior Vice President, Development
& Oversight of North America Product, BNY
Mellon Investment Management from 2010 to
March 2023. He is an officer of 53 investment
companies (comprised of 102 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 54 years old and has been an
employee of the Distributor since 1991.
JOSEPH MARTELLA, Vice President
since March 2022
Vice President of BNY Mellon Investment
Adviser, Inc. since December 2022; Head
of Product Management of North America
Distribution, BNY Mellon Investment
Management since January 2018; Executive
Vice President of North America Product,
BNY Mellon Investment Management since
April 2023, and Senior Vice President of North
America Product, BNY Mellon Investment
Management from 2010 to March 2023. He
is an officer of 53 investment companies
(comprised of 102 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is
47 years old and has been an employee of the
Distributor since 1999.
GAVIN C. REILLY, Assistant Treasurer
since February 2020.
Tax Manager-BNY Mellon Fund
Administration. He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since November 1990.
NATALYA ZELENSKY, Vice President
and Assistant Secretary since February
2020 and Chief Compliance Officer since
August 2021.
Chief Compliance Officer since August 2021
and Vice President since February 2020 of
BNY Mellon ETF Investment Adviser, LLC;
Managing Counsel of BNY Mellon from
December 2019 to August 2021; Counsel of
BNY Mellon from May 2016 to December
2019; and Assistant Secretary of BNY Mellon
Investment Adviser, Inc. from April 2018 to
August 2021. She is an officer of 54 investment
companies (comprised of 121 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 38 years old and has been an
employee of BNY Mellon since May 2016.
CARIDAD M. CAROSELLA, Anti-Money
Laundering Compliance Officer since
February 2020.
Anti-Money Laundering Compliance Officer
of the BNY Mellon Family of Funds and
BNY Mellon Funds Trust. She is an officer
of 47 investment companies (comprised of
114 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 55 years old and
has been an employee of the Distributor since
1997.

For More Information
2023 BNY Mellon Securities Corporation
4864AR1023
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Walter Scott & Partners Limited
One Charlotte Square
Edinburgh, Scotland, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Concentrated International ETF BKCI

BNY Mellon ETF Trust
ANNUAL REPORT October 31, 2023
BNY Mellon Global Infrastructure Income ETF

Contents
The Fund
Save time. Save paper. View your next shareholder report online as soon as it’s available. Log into www. im.bnymellon.com and sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value
Discussion of Fund Performance 3
Fund Performance 6
Understanding Your Fund’s Expenses 7
Statement of Investments 8
Statement of Assets and Liabilities 10
Statement of Operations 11
Statement of Changes in Net Assets 12
Financial Highlights 13
Notes to Financial Statements 14
Report of Independent Registered Public Accounting Firm 24
Important Tax Information 25
Information About the Approval of the Fund’s
Sub-Sub-Investment Advisory Agreement 26
Board Members Information 28
Officers of the Trust 30
FOR MORE INFORMATION
Back Cover

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
3
For the period from November 2, 2022, the fund’s inception
1
, through October 31, 2023, as provided
by James A. Lydotes and Brock Campbell, Portfolio Managers employed by the fund’s sub-adviser,
Newton Investment Management North America, LLC.
Market and Fund Performance Overview
For the period from November 2, 2022, the fund’s inception, through October 31,
2023, the BNY Mellon Global Infrastructure Income ETF (the “fund”) produced a net asset value total return of 7.33%.
2
In comparison, the fund’s benchmark, the S&P
Global Infrastructure NR Index (the “Index”), produced a total return of -2.24% for the same period.
3
Equities gained ground during the reporting period as central bank rate hikes showed progress in slowing inflation rates. The fund outperformed the Index largely due to overweight exposure to European versus U.S. utilities.
The Fund’s Investment Approach
The fund seeks long-term total return (consisting of capital growth and income).
To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in securities issued by dividend-
paying infrastructure companies.
The fund’s sub-adviser, Newton Investment Management North America, LLC
(“NIMNA”), an affiliate of the BNY Mellon ETF Investment Adviser, LLC, seeks to select for the fund securities of infrastructure companies that NIMNA believes benefit from consistent regulatory environments (a feature more common in developed markets than emerging markets), stable cash flows driven by sustainable business models, and consistent dividend payment profiles. NIMNA utilizes quantitative and fundamental research to select investments by focusing on infrastructure companies that it believes possess the most favorable combination of cash flow stability, dividend payment potential and valuation metrics (such as price to earnings ratio, price to book ratio and price to cash flow ratio). NIMNA’s fundamental research includes evaluating key areas such as balance sheet strength, competitive landscape, stock-price valuations, liquidity and analysis of regulatory environment.
Equities Gain Ground as Inflation Eases
Global equities climbed during the prior reporting period as interest-rate hikes implemented by central banks gained traction in the fight against rampant inflation. In the United States, inflation decreased from more than 7% annually in November 2022 to between 3% and 4% from June through September 2023, while the federal funds rate rose by more than 2% to a range of 5.25%–5.50%. Similarly, in Europe, inflation declined from over 10% to under 3%, while the European Central Bank’s fixed benchmark rate increased from 0.75%–1.50% to 4.00%–4.50%. Economic growth rates declined in Europe as well, dipping into slightly negative territory near the end of

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
4
the period, but remained positive in the United States. These trends encouraged hopes that inflation might be tamed without prompting a major global recession. Developed-
markets equities, particularly those denominated in U.S. dollars, also benefited from a weakening U.S. dollar relative to most international currencies. The U.S. dollar weakened during the first half of the period as U.S. inflation moderated, and the Fed appeared to near the end of its current rate-hike cycle.
Most global equities benefited from these conditions, with U.S. and international developed-markets indexes producing positive returns. However, performance among industry sectors and investment styles varied dramatically from region to region. Most significantly, in the United States, growth-oriented shares led market gains, while value-oriented and dividend-paying stocks lagged. Utilities, in particular, trailed the market, producing double-digit losses as high interest rates undermined the appeal of high-dividend-paying stocks. Conversely, in Europe, where economic growth proved relatively weak, value-oriented shares outperformed their growth-oriented counterparts.
While high-dividend-paying stocks underperformed the broader European market, they delivered positive returns for the period, with the utility sector benefiting as the market began to discount an improvement in the energy backdrop in Europe.
Allocations Bolster Relative Performance
The strongest contributor by far to the fund’s performance relative to the Index came from investments in the utility sector and from regional biases. The fund held sizably overweight exposure to European utilities, funded by marginally underweight exposure to U.S. and Asian equities. Similarly, performance benefited from a substantially underweight position in the U.S. utility sector. Nevertheless, the fund did hold some exposure to U.S. utilities, with issue selection detracting from relative returns. Notable underperformers included NextEra Energy Partners and Clearway Energy, both of which had to grapple with the impact that higher borrowing rates would have on their growth. Shares in another underperforming utility, Dominion Energy, one of the fund’s largest positions, suffered as the company took longer than expected to execute on the strategic plan management had announced in November 2022. In the real estate sector, holdings in Medical Properties Trust detracted from relative returns as the company struggled to diversify its counterparty exposure away from its largest tenant.
Increasing U.S. Exposure and Adding to Telecommunications
As U.S. bond yields have spiked higher and U.S. utility valuations have compressed, we’ve seen increasingly attractive investment opportunities in the sector, an area in which the fund has generally held significantly underweight exposure of late. We have begun to take advantage of these conditions to increase the fund’s U.S. utility weighting. As of October 31, 2023, the fund’s U.S. utility exposure has increased from substantially underweight to mildly underweight, with additional allocations expected.
The fund is also starting to build additional exposure to telecommunication names,

5
which we believe are well positioned to increase free cash flow as capital spending on the 5G buildout winds down. In energy, the fund continues to hold modestly overweight exposure, reflecting our belief in the value of U.S. midstream assets amid heightened levels of global geopolitical tension, including the recent outbreak of hostilities in the Middle East.
November 15, 2023
1
The inception date is the first date the fund was available on Cboe BZX Exchange, Inc.
2
Total return includes reinvestment of dividends and any capital gains paid. A fund’s net asset value (NAV) is the sum of all its assets less any liabilities, divided by the number of shares outstanding. Exchange-Traded Funds (“ETFs”) are bought and sold at market prices, not NAV, therefore an investor’s return at market price may differ from NAV. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost.
3
Source: Lipper Inc. — The S&P Global Infrastructure NR Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the index includes three distinct infrastructure clusters: energy, transportation, and utilities. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries. Diversification cannot assure a profit or protect against loss.
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

FUND PERFORMANCE
(Unaudited)
6
Comparison of change in value of a $10,000 investment in BNY Mellon Global Infrastructure Income
ETF with a hypothetical investment of $10,000 in the S&P Global Infrastructure NR Index (the “Index”).
†
Source: FactSet
††
The inception date is the first date the fund was available on Cboe BZX Exchange, Inc.
Past performance is not predictive of future performance.
The above graph compares a hypothetical $10,000 investment made in BNY Mellon Global Infrastructure Income ETF on
11/2/22 to a hypothetical investment of $10,000 made in the Index on that date using closing market price return. All dividends and capital gain distributions are reinvested.
The fund’s performance shown in the line graph above takes into account all applicable fees and expenses. The Index is designed to track 75 companies from around the world chosen to represent the listed infrastructure industry while maintaining liquidity and tradability. To create diversified exposure, the Index includes three distinct infrastructure clusters: energy, transportation, and utilities. Investors cannot invest directly in any index.
Further information relating to fund performance, including expense reimbursements, if applicable, is contained in the Financial
Highlight section of the prospectus and elsewhere in this report.
The performance data quoted represents past performance, which is no guarantee of future results.
Share price and investment return fluctuate and an investor’s shares may be worth more or less than original cost upon redemption. Current performance may be lower or higher than the performance quoted. Go to www. im.bnymellon.com for the fund’s most recent month-end returns.
The fund’s performance shown in the graph and table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Average Annual Total Returns as of October 31, 2023
Inception Date
††
From Inception
BNY Mellon Global Infrastructure Income ETF
Net Asset Value Return 11/2/22 7.33%
Market Price Return 11/2/22 7.56%
S&P Global Infrastructure NR Index 11/2/22 (2.24)%

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
7
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The table below shows the expenses you would have paid on a $1,000 investment in the fund from May 1, 2023 to October 31, 2023. The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical”
provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost)
of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
For the six months ended October 31, 2023
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended October 31, 2023. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 184/365 (to reflect the one-half period).
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios
for the
period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
1,000.00 1,000.00 915.60 1,021.93 3.14 3.31 0.65

STATEMENT OF INVESTMENTS
October 31, 2023
8
Description Shares Value ($)
Common Stocks – 99.3%
Belgium – 3.7%
Proximus SADP 62,955 521,044
Canada – 0.4%
Enbridge, Inc. 1,926 61,721
China – 3.1%
Jiangsu Expressway Co. Ltd., Class H 490,577 446,364
France – 21.7%
Bouygues SA 23,109 812,039
Engie SA 2,482 39,404
Orange SA 92,495 1,087,324
Veolia Environnement SA 14,972 409,196
Vinci SA 6,484 716,808
3,064,771
Germany – 2.4%
Deutsche Post AG 8,724 339,327
Italy – 6.9%
ENEL SpA 95,624 605,865
Italgas SpA 72,312 367,111
972,976
Norway – 2.4%
SFL Corp. Ltd. 30,837 334,890
Spain – 3.1%
Enagas SA 6,158 102,917
Endesa SA 9,734 182,971
Redeia Corp. SA 10,044 156,278
442,166
United Kingdom – 6.2%
Drax Group PLC 60,853 312,571
SSE PLC 28,283 561,370
873,941
United States – 49.4%
Antero Midstream Corp. 69,069 852,311
AT&T, Inc. 23,716 365,226
Clearway Energy, Inc., Class C 27,091 588,146
Dominion Energy, Inc. 19,183 773,458
Exelon Corp. 18,900 735,966
Hess Midstream LP, Class A 22,175 665,250
NextEra Energy Partners LP 20,084 543,674
OMEGA Healthcare Investors, Inc.
(a)
14,790 489,549
ONEOK, Inc. 15,109 985,107
PPL Corp. 16,152 396,855

9
See Notes to Financial Statements
Description Shares Value ($)
Common Stocks – 99.3% (continued)
United States – 49.4% (continued)
Vistra Corp. 6,610 216,279
Williams Cos., Inc. (The) 10,652 366,429
6,978,250
Total Common Stocks (cost $13,972,008) 14,035,450
Investment Companies – 2.9%
Registered Investment Companies – 2.9%
Dreyfus Institutional Preferred Government Money Market Fund, Institutional
Shares, 5.32%
(b)(c)
(cost $408,439) 408,439 408,439
Total Investments (cost $14,380,447) 102.2% 14,443,889
Liabilities, Less Cash and Receivables (2.2)% (307,102)
Net Assets 100.0% 14,136,787
(a)
Investment in a real estate investment trust.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.
(c)
The rate shown is the 1-day yield as of October 31, 2023.
Portfolio Summary (Unaudited)
†
Value (%)
Utilities 42.4
Energy 23.1
Industrials 16.3
Communication Services 14.0
Real Estate 3.5
Registered Investment Companies 2.9
102.2
†
Based on net assets.
Holdings and transactions in these affiliated companies during the period ended October 31,
2023 are as follows:
Description
Value ($)
11/3/22
1
Purchases ($)
2
Sales ($)
Value ($)
10/31/23
Dividends/
Distributions ($)
Investment Companies – 2.9%
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 3,612,746 (3,204,307) 408,439 5,979
Total – 2.9% — 3,612,746 (3,204,307) 408,439 5,979
1
Commencement of operations.
2
Includes reinvested dividends/distributions.

STATEMENT OF ASSETS AND LIABILITIES
October 31, 2023
10
See Notes to Financial Statements
Cost Value
Assets ($):
Investments in securities—See Statement of
Investments: –
Unaffiliated issuers 13,972,008 14,035,450
Affiliated issuers 408,439 408,439
Cash denominated in foreign currency 10 10
Receivable for investment securities sold 385,259
Dividends receivable 64,776
Tax reclaim receivable—Note 2(b) 22,420
14,916,354
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—
Note 3(b) 7,714
Payable for investment securities purchased 771,853
779,567
Net Assets ($) 14,136,787
Composition of Net Assets ($):
Paid-in capital 14,160,143
Total distributable earnings (loss) (23,356)
Net Assets ($) 14,136,787
Shares outstanding no par value (unlimited shares
authorized): 550,001
Net asset value per share 25.70
Market price per share 25.76

STATEMENT OF OPERATIONS
For the Period from November 3, 2022 (commencement of operations) to October 31,
2023
11
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends (net of $66,580 foreign taxes withheld at source):
Unaffiliated issuers 676,586
Affiliated issuers 5,979
Total Income 682,565
Expenses:
Management fee—Note 3(a) 86,743
Total Expenses 86,743
Net Investment Income 595,822
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (80,748)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions 61,846
Net Realized and Unrealized Gain (Loss) on Investments (18,902)
Net Increase (Decrease) in Net Assets Resulting from Operations 576,920

STATEMENT OF CHANGES IN NET ASSETS
12
See Notes to Financial Statements
For the Period from
November 3, 2022
(a)
to October 31, 2023
Operations ($):
Net investment income 595,822
Net realized gain (loss) on investments (80,748)
Net change in unrealized appreciation (depreciation) on investments 61,846
Net Increase (Decrease) in Net Assets Resulting from Operations 576,920
Distributions ($):
Distributions to shareholders (600,276)
Return of capital (23,072)
Total distributions (623,348)
Beneficial Interest Transactions ($):
Proceeds from shares sold 14,182,951
Transaction fees—Note 5 264
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 14,183,215
Total Increase (Decrease) in Net Assets 14,136,787
Net Assets ($):
Beginning of Period —
End of Period 14,136,787
Changes in Shares Outstanding:
Shares sold 550,001
Net Increase (Decrease) in Shares Outstanding 550,001
(a)
Commencement of operations.

FINANCIAL HIGHLIGHTS
13
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
November 3, 2022
(a)
to October 31, 2023
Per Share Data ($):
Net asset value, beginning of period 25.00
Investment Operations:
Net investment income
(b)
1.22
Net realized and unrealized gain (loss) on investments 0.65
(c)
Total from Investment Operations 1.87
Distributions: –
Dividends from net investment income (1.13)
Return of capital (0.04)
Total Distributions (1.17)
Transaction fees
(b)
0.00
(d)
Net asset value, end of period 25.70
Market price, end of period 25.76
Net Asset Value Total Return (%)
(e)
7.33
(f)
Market Price Total Return (%)
(e)
7.56
(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.65
(g)
Ratio of net investment income to average net assets 4.46
(g)
Portfolio Turnover Rate
(h)
53.98
Net Assets, end of period ($ x 1,000) 14,137
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
In addition to net realized and unrealized gains (losses) on investments, this amount includes an increase in net asset value per share resulting from the timing of issuances and redemptions of shares in relation to fluctuating market values for the fund's investments.
(d)
Amount represents less than $0.01 per share.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
The net asset value total return and the market price total return is calculated from fund inception. The inception date is the first date the fund was available on Cboe BZX Exchange,
Inc.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
14
NOTE 1—Organization:
BNY Mellon Global Infrastructure Income ETF (the “fund”) is a separate non-
diversified series of BNY Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended
(the “Act”), as an open-ended management investment company. The Trust operates as a series company currently consisting of sixteen series, including the fund. The investment objective of the fund is to seek long-term total return (consisting of capital growth and income). BNY Mellon ETF Investment Adviser, LLC (the “Adviser”),
a wholly-owned subsidiary of The Bank of New York Mellon Corporation (“BNY
Mellon”), serves as the fund’s investment adviser. Newton Investment Management
North America, LLC (the “Sub-Adviser”), an indirect wholly-owned subsidiary of
BNY Mellon and an affiliate of the Adviser, serves as the fund’s sub-adviser. The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon
Securities Corporation (the “Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
Effective May 31, 2023, the Sub-Adviser entered into a sub-sub-investment advisory agreement with its affiliate, Newton Investment Management Limited (“NIM”), to enable NIM to provide certain advisory services to the Sub-Adviser for the benefit of the fund, including, but not limited to, portfolio management services. NIM is subject to the supervision of the Sub-Adviser and the Adviser. NIM is also an affiliate of the
Adviser. NIM, located at 160 Queen Victoria Street, London, EC4V 4LA, England,
was formed in 1978. NIM is an indirect subsidiary of BNY Mellon.
The shares of the fund are referred to herein as “Shares” or “Fund’s Shares.” The
Fund’s Shares are listed and traded on Cboe BZX Exchange, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”).
Unlike conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of Shares, each called a “Creation
Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation Units by
Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual Fund Shares may only be purchased and sold on the Cboe BZX
Exchange, Inc., other national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because
Fund Shares trade at market prices rather than at NAV, Fund Shares may trade at a price greater than NAV (premium) or less than NAV (discount). When buying or selling
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid)
and the lowest price a seller is willing to accept for Shares of the fund (ask).

15
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”) Accounting Standards
Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series.
Expenses directly attributable to each series are charged to that series’ operations;
expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of indemnifications. The fund’s maximum exposure under these arrangements is unknown. The fund does not anticipate recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for identical investments.
Level 2
—
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

NOTES TO FINANCIAL STATEMENTS
(continued)
16
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Trust’s Board of Trustees (the “Board”) has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio of investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Investments in equity securities, including ETFs (but not including investments in other open-end registered investment companies), generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed on the National
Association of Securities Dealers Automated Quotation System (“NASDAQ”) for
which market quotations are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices. Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect fair value accurately, they are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments may be determined by valuation designee using such information as it deems appropriate under the circumstances. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of October 31, 2023 in valuing the fund’s investments:

17
Fair Value Measurements
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held.
Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of October 31, 2023, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-
dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment companies advised by the
Adviser or its affiliates are defined as “affiliated” under the Act.
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 14,035,450 — — 14,035,450
Investment Companies 408,439 — — 408,439
†
See Statement of Investments for additional detailed categorizations, if any.

NOTES TO FINANCIAL STATEMENTS
(continued)
18
(e) Market Risk: The value of the securities in which the fund invests may be affected by political, regulatory, economic and social developments, and developments that impact specific economic sectors, industries or segments of the market. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/
or fixed income markets may negatively affect many issuers, which could adversely affect the fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Foreign Investment Risk: Because the fund invests in foreign securities, the fund’s performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. The imposition of sanctions, confiscations, trade restrictions (including tariffs) and other government restrictions by the United States and other governments, or problems in share registration, settlement or custody, may result in losses for the fund. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund. To the extent securities held by the fund trade in a market that is closed when the exchange on which the fund’s shares trade is open, there may be deviations between the current price of a security and the last quoted price for the security in the closed foreign market. These deviations could result in the fund experiencing premiums or discounts greater than those of ETFs that invest in domestic securities. To the extent the fund’s investments are focused in a limited number of foreign countries, the fund’s performance could be more volatile than that of more geographically diversified funds.
Infrastructure company risk: Because the fund invests significantly in companies that are engaged in the infrastructure business, the fund is more susceptible to adverse economic, regulatory, political, legal and other changes affecting such companies.
Infrastructure companies are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, difficulty in raising capital in adequate amounts on reasonable terms in periods of high inflation or unsettled capital markets, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies, service interruption due to environmental, operational or other mishaps, and other factors. Additionally, infrastructure companies may be subject to regulation by

19
various governmental authorities and may also be affected by governmental regulation of rates charged to customers; service interruption and/or legal challenges due to environmental, operational or other mishaps; the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards; nationalization; and
general changes in market sentiment towards infrastructure assets.  There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns.  At times, the performance of securities of companies in the infrastructure group of industries may lag the performance of other industries or the broader market as a whole. A downturn in the infrastructure group of industries could have an adverse impact on the fund.
Non-Diversification Risk: The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers.
Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Authorized Participants, Market Makers and Liquidity Providers Risk: The
fund has a limited number of financial institutions that may act as Authorized
Participants, which are responsible for the creation and redemption activity for the fund. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, fund shares may trade at a material discount to net asset value and possibly face delisting:
(i) Authorized Participants exit the business or otherwise become unable to process creation and/or redemption orders and no other Authorized Participants step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.
(f) Dividends and distributions to shareholders: Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the “Code”). To the extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.
(g) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

NOTES TO FINANCIAL STATEMENTS
(continued)
20
As of and during the period ended October 31, 2023, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of
Operations. During the period ended October 31, 2023, the fund did not incur any interest or penalties.
The tax year in the period ended October 31, 2023 remains subject to examination by the Internal Revenue Service and state taxing authorities.
At October 31, 2023, the components of accumulated earnings on a tax basis were as follows: accumulated capital losses $35,005, and unrealized appreciation $11,649.
The fund is permitted to carry forward capital losses for an unlimited period.
Furthermore, capital loss carryovers retain their character as either short-term or long-
term capital losses.
The accumulated capital loss carryover is available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to
October 31, 2023. The fund has $35,005 of short-term capital losses which can be carried forward for an unlimited period.
The tax character of distributions paid to shareholders during the fiscal year ended
October 31, 2023 were as follows: ordinary income $600,276 and return of capital
$23,072.
During the period ended October 31, 2023, as a result of permanent book to tax differences, the fund increased total distributable earnings (loss) by $23,072 and decreased paid-in capital by $23,072. These permanent book to tax differences are primarily due to the tax treatment for return of capital reclassification. Net assets and net asset value per share were not affected by these reclassifications.
NOTE 3—Management Fee, Sub-Advisory Fee and Other
Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.65% of the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.

21
The Adviser may from time to time voluntarily waive and/or reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended October 31, 2023, there was no reduction in expenses pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Sub-Adviser serves as the fund’s sub-adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the Sub-Adviser a monthly fee at an annual percentage of the value of the fund’s average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which the fund may rely, to use a manager of managers approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-advisory fee payable by the Adviser separately to a Sub-Adviser that is a wholly-owned subsidiary
(as defined in the 1940 Act) of BNY Mellon in documents filed with the SEC and provided to shareholders; such fees are to be aggregated with fees payable to the
Adviser. The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the Adviser and the Sub-
Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.325%
of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York Mellon (the
“Custodian”), a subsidiary of BNY Mellon and an affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment Adviser, LLC” in the
Statement of Assets and Liabilities consist of: management fee of $7,714.
(c) Each Board member serves as a Board member of each fund within the Trust. The
Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the fund.
The quarterly fees are paid by the Adviser from unitary management fees paid to the
Adviser by the funds within the Trust, including the fund.

NOTES TO FINANCIAL STATEMENTS
(continued)
22
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment securities, excluding short-term securities and in-kind transactions, during the period ended October 31,
2023, amounted to $7,838,467 and $7,153,517, respectively.
At October 31, 2023, the cost of investments for federal income tax purposes was
$14,432,240; accordingly, accumulated net unrealized appreciation on investments for federal income tax purposes was $11,649, consisting of gross appreciation of
$1,084,702 and gross depreciation of $1,073,053.
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized Participants” (typically market makers or other broker-dealers) only in a large specified number of shares called a Creation Unit.
Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund may change. Authorized Participants will be notified of such change. Creation
Unit transactions may be made in-kind, for cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-kind, although this may be revised at any time without notice. The Trust issues and sells shares of the fund only: in Creation Units on a continuous basis through the
Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized
Participant Agreement. Transactions in capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of
Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation
Units for cash. The Adviser or its affiliates (the “Selling Shareholder”) may purchase
Creation Units through a broker-dealer to “seed” (in whole or in part) funds as they are launched or may purchase shares from broker-dealers or other investors that have previously provided “seed” for funds when they were launched or otherwise in secondary market transactions. Because the Selling Shareholder may be deemed an affiliate of such funds, the fund shares are being registered to permit the resale of these shares from time to time after purchase. The fund will not receive any of the proceeds from resale by the Selling Shareholders of these fund shares. An additional variable fee may be charged for certain transactions. Such variable charges, if any, are included in “Transaction fees” on the Statement of Changes in Net Assets.
Seed Capital: As of October 31, 2023, MBC Investments Corporation, an indirect subsidiary of BNY Mellon, held 294,201 shares of the fund.

23
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund.
Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the year ended October 31, 2023, the fund had in-kind transactions associated with creations of $13,470,626 and redemptions of $0.

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM
24
To the Shareholders and the Board of Trustees of BNY Mellon Global Infrastructure Income ETF
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities of BNY Mellon Global
Infrastructure Income ETF (the “Fund”) (one of the funds constituting BNY Mellon ETF Trust (the
“Trust”)), including the statement of investments, as of October 31, 2023, and the related statements of operations, changes in net assets, and the financial highlights for the period from November 3,
2022 (commencement of operations) through October 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund (one of the funds constituting BNY Mellon ETF
Trust) at October 31, 2023, the results of its operations, the changes in its net assets and its financial highlights for the period from November 3, 2022 (commencement of operations) through October
31, 2023, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements are the responsibility of the Trust’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB")
and are required to be independent with respect to the Trust in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Trust is not required to have, nor were we engaged to perform, an audit of the Trust’s internal control over financial reporting. As part of our audit, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.
Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October
31, 2023, by correspondence with the custodian, brokers and others; when replies were not received from brokers and others, we performed other auditing procedures. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.
We have served as the auditor of one or more investment companies in the BNY Mellon Family of
Funds since at least 1957, but we are unable to determine the specific year.
New York, New York
December 20, 2023

IMPORTANT TAX INFORMATION
(Unaudited)
25
Form 1099-DIV, Form 1042-S and other year–end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisers.
The following distribution information is being provided as required by the Internal
Revenue Code or to meet a specific state’s requirement.
The fund designates the following amounts or, if subsequently determined to be different, the maximum amount allowable for its fiscal year ended October 31, 2023:
For federal tax purposes the fund hereby reports 100.00% and 45.98% of ordinary income dividends paid during the fiscal year ended October 31, 2023 as qualified dividend income and corporate dividends received deduction, respectively.

INFORMATION ABOUT THE APPROVAL OF THE FUND’S
SUB-SUB-INVESTMENT ADVISORY AGREEMENT
(Unaudited)
26
At a meeting held May 9, 2023 (the “May Meeting”), the Board of Trustees of the Trust
(the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), considered the approval of a delegation arrangement between Newton Investment
Management North America LLC (“NIMNA” or the “Sub-Adviser”) and its affiliate,
Newton Investment Management Limited (“NIM”), which permits NIMNA, as the Sub-Adviser to BNY Mellon Global Infrastructure Income ETF (the “fund”), to use the investment advisory personnel, resources and capabilities (“Investment
Advisory Services”) available at its sister company, NIM, in providing the day-to-day management of the fund’s investments. In connection therewith, the Board considered the approval of a sub-sub-investment advisory agreement (the “SSIA Agreement”)
between NIMNA and NIM, with respect to the fund. The Trustees were advised by legal counsel throughout the process. The Trustees also met separately from management to consider the SSIA Agreement. NIMNA and NIM are affiliates of the fund’s investment adviser, BNY Mellon ETF Investment Adviser, LLC (the “Adviser”).
At the May Meeting, the Adviser recommended the approval of the SSIA Agreement to enable NIM to provide Investment Advisory Services to the Sub-Adviser for the
benefit of the fund, including, but not limited to, portfolio management services, subject to the supervision of the Sub-Adviser and the Adviser. The recommendation for the approval of the SSIA Agreement was based on the following considerations, among others: (i) approval of the SSIA Agreement would permit the Sub-Adviser to use investment personnel employed primarily by NIM as primary portfolio managers of the fund and to use the investment research services of NIM in the day-to-day management of the fund’s investments; and (ii) there would be no material changes to the fund’s investment objective, strategies or policies, no reduction in the nature or level of services provided to the fund, and no increases in the management fee payable by the fund or the sub-advisory fee payable by the Adviser to the Sub-Adviser as a result of the delegation arrangement. The Board noted NIM currently serves as the sub-adviser for certain other series of the Trust, and had presented to the Board at a meeting held on February 8, 2023 (the “February Meeting”) with respect to the re-approval of the NIM sub-advisory agreement with respect to those series. The
Board further noted NIM had represented there had been no material changes to the information it had provided at the February Meeting.
In approving the SSIA Agreement, the Board considered the materials prepared by the
Adviser, Sub-Adviser and NIM, and other information received in advance of the May
Meeting, which included: (i) a form of the SSIA Agreement and related documents; (ii)
information regarding the delegation arrangement and how it is expected to enhance investment capabilities for the benefit of the fund; (iii) information regarding NIM;
and (iv) an opinion of counsel that the proposed delegation arrangement would not result in an “assignment” of the Sub-Investment Advisory Agreement under the
1940 Act and the Investment Advisers Act of 1940, as amended, and, therefore, did not require the approval of fund shareholders. The Board also considered materials

27
provided by the Adviser, Sub-Adviser and NIM received in advance of: (i) a meeting held on August 11, 2022 (the “August Meeting”), in connection with the Board’s initial approval of the Management Agreement between the Trust and the Adviser, pursuant to which the Adviser provides the fund with investment advisory and administrative services, and the Sub-Investment Advisory Agreement between the Adviser and Sub-
Adviser, pursuant to which the Sub-Adviser provides day-to-day management of the fund’s investments; and (ii) the February Meeting, in connection with the Board’s re-
approval of the NIM sub-investment advisory agreement with respect to the other series of the Trust for which NIM serves as a sub-adviser. The Board also took into consideration the substance of discussions with representatives of the Adviser, Sub-
Adviser and NIM at the May Meeting, February Meeting and August Meeting.

BOARD MEMBERS INFORMATION
(Unaudited)
INDEPENDENT BOARD MEMBERS
28
J. Charles Cardona (67)
Chairman of the Board (2020)
Principal Occupation During Past 5 Years:
BNY Mellon Family of Funds, Interested Director (2014-2018), Independent Director
(2019-Present)
BNY Mellon Liquidity Funds, Director (2004-Present) and Chairman (2019-2021)
No. of Portfolios for which Board Member Serves: 38, including 22 managed by an affiliate of the Adviser
Kristen M. Dickey (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Independent board director of Marstone, Inc., a financial technology company (since 2018);
Lead non-executive director for Aperture Investors, LLC, an investment management firm
(since 2018); Managing Director—Global Head of Index Strategy at BlackRock, Inc. (until
2017).
No. of Portfolios for which Board Member Serves: 16
F. Jack Liebau, Jr. (60)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing Director at Beach Investment Counsel, a financial advisory firm (since 2020)
Corporate director (since 2015)
Other Public Company Board Memberships During Past 5 Years:
Myers Industries, an industrial company, Director (2015 – Present; Chairman of Board 2016 –
Present)
No. of Portfolios for which Board Member Serves: 16
Jill I. Mavro (51)
Board Member (2020)
Principal Occupation During Past 5 Years:
Managing director at CapWGlobal, LLC, a financial technology consulting company (since
2020)
Founder and Principal of Spoondrift Advisory, LLC (since 2018); Senior Managing
Director, Head of Strategic Relationships and Member of SPDR Executive Committee at
State Street Global Advisors (until 2018)
No. of Portfolios for which Board Member Serves: 16

29
Kevin W. Quinn (64)
Board Member (2020)
Principal Occupation During Past 5 Years:
Partner at PricewaterhouseCoopers, LLC (until 2019)
No. of Portfolios for which Board Member Serves: 16
Stacy L. Schaus (63)
Board Member (2020)
Principal Occupation During Past 5 Years:
Chief Executive Officer of the Schaus Group LLC, a consulting firm (since 2019); Advisory board member of A&P Capital, a consulting firm (from 2019-2021); Executive Vice
President—Defined Contribution Practice Founder at PIMCO Investment Management
(until 2018).
No. of Portfolios for which Board Member Serves: 16
The address of the Board Members and Officers is c/o BNY Mellon ETF Investment Adviser, LLC, 240
Greenwich Street, New York, New York 10286. Additional information about each Board Member is available in the fund’s Statement of Additional Information which can be obtained from the Adviser free of charge by calling this toll free number: 1-833-383-2696.

OFFICERS OF THE TRUST
(Unaudited)
30
DAVID DIPETRILLO, President since
February 2020.
Vice President and Director of BNY Mellon
Investment Adviser, Inc. since February 2021;
Head of North America Distribution, BNY
Mellon Investment Management since February
2023; Head of North America Product, BNY
Mellon Investment Management from January
2018 to February 2023. He is an officer of
53 investment companies (comprised of 102
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 45 years old and
has been an employee of BNY Mellon since
2005.
PETER M. SULLIVAN, Chief Legal Officer
since July 2021, Vice President and
Assistant Secretary since February 2020.
Chief Legal Officer of BNY Mellon Investment
Adviser, Inc. and Associate General Counsel of
BNY Mellon since July 2021; Senior Managing
Counsel of BNY Mellon from December 2020
to July 2021; and Managing Counsel of BNY
Mellon from March 2009 to December 2020.
He is an officer of 54 investment companies
(comprised of 121 portfolios) managed by the
Adviser or an affiliate of the Adviser.  He is 55
years old and has been an employee of BNY
Mellon since April 2004.
JAMES WINDELS, Treasurer since
February 2020.
Director of BNY Mellon Investment Adviser,
Inc. since February 2023; Vice President of
BNY Mellon Investment Adviser, Inc. since
September 2020; and Director – BNY Mellon
Fund Administration.  He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 65 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1985.
SARAH S. KELLEHER, Vice President and
Secretary since February 2020.
Vice President of BNY Mellon ETF Investment
Adviser, LLC since February 2020; Senior
Managing Counsel of BNY Mellon since
September 2021; and Managing Counsel
of BNY Mellon from December 2017 to
September 2021.  She is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  She is 48 years old and
has been an employee of BNY Mellon since
March 2013.
JAMES BITETTO, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon
since December 2019; Managing Counsel of
BNY Mellon from April 2014 to December
2019; and Secretary of BNY Mellon Investment
Adviser, Inc. He is an officer of 54 investment
companies (comprised of 121 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 57 years old and has been an
employee of BNY Mellon Investment Adviser,
Inc., an affiliate of the Adviser, since December
1996.
DEIRDRE CUNNANE, Vice President and
Assistant Secretary since February 2020.
Managing Counsel of BNY Mellon since
December 2021; and Counsel of BNY Mellon
from August 2018 to December 2021. She is an
officer of 54 investment companies (comprised
of 121 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 32 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since August 2018.
JEFF PRUSNOFSKY, Vice President and
Assistant Secretary since February 2020.
Senior Managing Counsel of BNY Mellon.
He is an officer of 54 investment companies
(comprised of 121 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is 58
years old and has been an employee of BNY
Mellon Investment Adviser, Inc., an affiliate of
the Adviser, since October 1990.
AMANDA QUINN, Vice President and
Assistant Secretary since February 2020.
Counsel of BNY Mellon since June 2019; and
Regulatory Administration Manager at BNY
Mellon Investment Management Services from
September 2018 to May 2019. She is an officer
of 54 investment companies (comprised of
121 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 38 years old and
has been an employee of BNY Mellon since
June 2012.
JOANNE SKERRETT, Vice President and
Assistant Secretary since March 2023.
Managing Counsel of BNY Mellon since June
2022; and Senior Counsel with the Mutual

31
Fund Directors Forum, a leading funds industry
organization, from 2016 to June 2022.  She is an
officer of 54 investment companies (comprised
of 121 portfolios) managed by the Adviser or
an affiliate of the Adviser. She is 51 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 2022.
DANIEL GOLDSTEIN, Vice President
since March 2022
Head of Product Development of North
America Distribution, BNY Mellon Investment
Management since January 2018; Executive Vice
President of North America Product, BNY
Mellon Investment Management since April
2023; and Senior Vice President, Development
& Oversight of North America Product, BNY
Mellon Investment Management from 2010 to
March 2023. He is an officer of 53 investment
companies (comprised of 102 portfolios)
managed by the Adviser or an affiliate of the
Adviser. He is 54 years old and has been an
employee of the Distributor since 1991.
JOSEPH MARTELLA, Vice President
since March 2022
Vice President of BNY Mellon Investment
Adviser, Inc. since December 2022; Head
of Product Management of North America
Distribution, BNY Mellon Investment
Management since January 2018; Executive
Vice President of North America Product,
BNY Mellon Investment Management since
April 2023, and Senior Vice President of North
America Product, BNY Mellon Investment
Management from 2010 to March 2023. He
is an officer of 53 investment companies
(comprised of 102 portfolios) managed by the
Adviser or an affiliate of the Adviser. He is
47 years old and has been an employee of the
Distributor since 1999.
GAVIN C. REILLY, Assistant Treasurer
since February 2020.
Tax Manager-BNY Mellon Fund
Administration. He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 55 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since April 1991.
ROBERT SALVIOLO, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since June 1989.
ROBERT SVAGNA, Assistant Treasurer
since February 2020.
Senior Accounting Manager – BNY Mellon
Fund Administration. He is an officer of 54
investment companies (comprised of 121
portfolios) managed by the Adviser or an
affiliate of the Adviser.  He is 56 years old
and has been an employee of BNY Mellon
Investment Adviser, Inc., an affiliate of the
Adviser, since November 1990.
NATALYA ZELENSKY, Vice President
and Assistant Secretary since February
2020 and Chief Compliance Officer since
August 2021.
Chief Compliance Officer since August 2021
and Vice President since February 2020 of
BNY Mellon ETF Investment Adviser, LLC;
Managing Counsel of BNY Mellon from
December 2019 to August 2021; Counsel of
BNY Mellon from May 2016 to December
2019; and Assistant Secretary of BNY Mellon
Investment Adviser, Inc. from April 2018 to
August 2021. She is an officer of 54 investment
companies (comprised of 121 portfolios)
managed by the Adviser or an affiliate of the
Adviser. She is 38 years old and has been an
employee of BNY Mellon since May 2016.
CARIDAD M. CAROSELLA, Anti-Money
Laundering Compliance Officer since
February 2020.
Anti-Money Laundering Compliance Officer
of the BNY Mellon Family of Funds and
BNY Mellon Funds Trust. She is an officer
of 47 investment companies (comprised of
114 portfolios) managed by the Adviser or an
affiliate of the Adviser. She is 55 years old and
has been an employee of the Distributor since
1997.

For More Information
2023 BNY Mellon Securities Corporation
4865AR1023
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S.
only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by the fund daily. The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and third quarters of the
fiscal year on Form N-PORT. The fund
’
s Forms N-PORT are available on the SEC
’
s website
at www.sec.gov . Additionally, the fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://im.bnymellon.com/etfliterature .
The fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that the fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how the fund voted these proxies for the most recent 12-month period ended June 30 is available at www.im.bnymellon.
com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser
Transfer Agent & Dividend
Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management North
America, LLC
BNY Mellon Center
201 Washington Street
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Global Infrastructure Income ETF BKGI

Item 1. Reports to Stockholders (cont.).
(b)        Not applicable.
Item 2. Code of Ethics.
(a)        As of the period ended October 31, 2023 (the “Reporting Period”), the Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer, controller or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)        During the Reporting Period, there have been no amendments to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)       During the Reporting Period, the Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.
The Registrant’s Board of Trustees has determined that Mr. Kevin W. Quinn is qualified to serve as an audit committee financial expert serving on the Registrant’s audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.
Item 4. Principal Accountant Fees and Services.
(a)        Audit Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $227,800 in 2022 and $233,478 in 2023.
(b)        Audit-Related Fees
The aggregate fees billed for each of the last two fiscal years for assurance and related services rendered to the Registrant by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item were $72,000 in 2022 and $73,440 in 2023. These services consisted of security counts required by Rule 17f-2 under the 1940 Act.
(c)        Tax Fees
The aggregate fees billed for each of the last two fiscal years for professional services rendered to the Registrant by the principal accountant for tax compliance, tax advice and tax planning were $45,600 in 2022 and $46,512 in 2023. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local entity tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification
.
(d)       All Other Fees
The aggregate fees billed for each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 in 2022 and $0 in 2023.
(e)(1)   Pursuant to the Registrant’s Audit Committee Charter that has been adopted by the audit committee, the audit committee shall approve all audit and permissible non-audit services to be provided to the Registrant and all permissible non-audit services to be provided to its investment adviser or any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant.
(e)(2)   The percentage of services described in paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, with respect to: Audit-Related Fees was 100%; Tax Fees was 100%; and All Other Fees was 0%.
(f)        The percentage of hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.
(g)        The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant for each of the last two fiscal years of the Registrant were $598,455 in 2022 and $199,520 in 2023.
(h)        The Registrant’s audit committee has considered whether the provision of non-audit services that were rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the Registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.
(i)         Not applicable.
(j)         Not applicable.
Item 5. Audit Committee of Listed Registrants.
(a)        The Registrant has a separately designated audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934, as amended, which consists of independent trustees of the Registrant.  The audit committee members are J. Charles Cardona, Kristen M. Dickey, F. Jack Liebau, Jr., Jill I. Mavro, Kevin W. Quinn, and Stacy L. Schaus.
(b)        Not applicable.
Item 6. Investments.
(a)        The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b)        Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S‑K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)
Code of ethics that is the subject of disclosure required by Item 2 of this Form N-CSR is attached hereto.

(a)(2)
Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1) Not applicable.

(a)(2)(2) Not applicable.

(b)
Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                             BNY Mellon ETF Trust

By (Signature and Title)*       /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    12/19/2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*       /s/ David J. DiPetrillo
                                                David J. DiPetrillo, President
                                                (Principal Executive Officer)

Date    12/19/2023

By (Signature and Title)*       /s/ James Windels
                                                James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date    12/19/2023

*
Print the name and title of each signing officer under his or her signature.